AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (48.7%)	Value

Communications Services (2.4%)
38,193	Activision Blizzard, Inc.	$2,021,174
9,281	Alphabet, Inc., Class Aa	11,333,400
2,030	Alphabet, Inc., Class Ca	2,474,570
15,600	Auto Trader Group plc[b]	97,775
13,585	CBS Corporation	548,426
67,910	Comcast Corporation	3,061,383
19,668	DISH Network Corporation[a]	670,089
33,752	Facebook, Inc.[a]	6,010,556
770	Hemisphere Media Group, Inc.[a]	9,409
8,000	HKT Trust and HKT, Ltd.	12,691
280	Ipsos SA	7,976
1,200	KDDI Corporation	31,311
7,838	Mediaset Espana Comunicacion SAc	50,523
6,333	News Corporation	90,530
61,995	ORBCOMM, Inc.[a]	295,096
681	Rightmove plc	4,608
1,018	Scholastic Corporation	38,440
3,581	Seven West Media, Ltd.[a]	943
12,847	Take-Two Interactive Software, Inc.[a]	1,610,243
3,750	Telenor ASA	75,240
12,397	Telstra Corporation, Ltd.	29,387
2,800	TV Asahi Holdings Corporation	44,202
19,548	Twitter, Inc.[a]	805,378
74,088	Verizon Communications, Inc.	4,471,952
630	Wolters Kluwer NV	45,968
14,342	Zillow Group, Inc.[a]	423,734

	Total	34,265,004

Consumer Discretionary (5.7%)
13,313	Alibaba Group Holding, Ltd. ADR[a]	2,226,333
9,099	Amazon.com, Inc.[a]	15,795,045
6,237	American Axle & Manufacturing Holdings, Inc.[a]	51,268
300	AOKI Holdings, Inc.	2,893
600	Aoyama Trading Company, Ltd.	10,472
11,081	Aptiv plc	968,701
500	Autobacs Seven Company, Ltd.	8,200
4,685	Barratt Developments plc	37,295
98	Barrett Business Services, Inc.	8,704
900	Benesse Holdings, Inc.	23,445
1,608	Berkeley Group Holdings plc	82,561
526	Booking Holdings, Inc.[a]	1,032,333
21,413	BorgWarner, Inc.	785,429
20,282	Bright Horizons Family Solutions, Inc.[a]	3,093,005
565	Buckle, Inc.	11,639
9,886	Burlington Stores, Inc.[a]	1,975,421
24,661	Canada Goose Holdings, Inc.[a,c]	1,084,344
2,101	Century Casinos, Inc.[a]	16,241
24,421	Children’s Place, Inc.[c]	1,880,173
2,019	Chipotle Mexican Grill, Inc.[a]	1,696,909
400	Chiyoda Company, Ltd.	6,283
454	Cie Generale des Etablissements Michelin	50,550
8,800	Citizen Watch Company, Ltd.	43,173
287	Compass Group plc	7,385
2,063	Cooper-Standard Holdings, Inc.[a]	84,335
945	Countryside Properties plc[b]	3,901
34,420	Crocs, Inc.[a]	955,499
3,292	CSS Industries, Inc.	13,069
3,013	Culp, Inc.	49,112
14,130	D.R. Horton, Inc.	744,792
15,187	Delphi Technologies plc	203,506
2,600	Denso Corporation	114,887
4,171	Domino’s Pizza, Inc.	1,020,185
38,658	Duluth Holdings, Inc.[a]	327,820

Shares	Common Stock (48.7%)	Value

Consumer Discretionary (5.7%) - continued
6,435	Emerald Expositions Events, Inc.	$62,613
3,091	Ethan Allen Interiors, Inc.	59,038
14,931	Etsy, Inc.[a]	843,602
200	Exedy Corporation	3,922
20,528	Five Below, Inc.[a]	2,588,581
113	Genuine Parts Company	11,254
29,250	G-III Apparel Group, Ltd.[a]	753,773
21,281	Grand Canyon Education, Inc.[a]	2,089,794
23,267	Harley-Davidson, Inc.	836,914
22,137	Home Depot, Inc.	5,136,227
2,245	Hooker Furniture Corporation	48,133
26,913	International Game Technology plc	382,434
293	Johnson Outdoors, Inc.	17,158
17,559	Knoll, Inc.	445,121
26,530	Lowe’s Companies, Inc.	2,917,239
4,200	Lululemon Athletica, Inc.[a]	808,626
3,990	Marcus Corporation	147,670
1,371	McDonald’s Corporation	294,367
9,791	Michaels Companies, Inc.[a]	95,854
3,396	Modine Manufacturing Company[a]	38,613
3,680	Mohawk Industries, Inc.[a]	456,578
8,105	Moneysupermarket.com Group plc	37,692
21,912	Movado Group, Inc.	544,732
9,488	Netflix, Inc.[a]	2,539,179
2,700	NHK Spring Company, Ltd.	20,713
50,199	NIKE, Inc.	4,714,690
22,000	Nissan Motor Company, Ltd.	137,354
29,001	Norwegian Cruise Line Holdings, Ltd.[a]	1,501,382
35	NVR, Inc.[a]	130,107
24,371	Ollie’s Bargain Outlet Holdings, Inc.[a]	1,429,115
400	Onward Holdings Company, Ltd.	2,084
1,742	O’Reilly Automotive, Inc.[a]	694,204
14,322	Oxford Industries, Inc.	1,026,887
7,531	Park Hotels & Resorts, Inc.	188,049
1,600	Park24 Company, Ltd.	37,170
39,000	Planet Fitness, Inc.[a]	2,256,930
87,654	Playa Hotels and Resorts NVa	686,331
300	Plenus Company, Ltd.[c]	5,040
126,391	Red Rock Resorts, Inc.	2,566,369
4,113	Redrow plc	31,236
5,384	RHa,c	919,749
300	Rinnai Corporation	20,215
3,629	Ruth’s Hospitality Group, Inc.	74,086
900	Sangetsu Company, Ltd.	17,001
5,100	Sekisui House, Ltd.	100,634
200	SHIMAMURA Company, Ltd.	15,889
9,130	Sony Corporation ADR	539,857
5,411	Standard Motor Products, Inc.	262,704
24,170	Starbucks Corporation	2,137,111
676	Steven Madden, Ltd.	24,194
435	Strategic Education, Inc.	59,108
200	Sumitomo Forestry Company, Ltd.	2,670
7,200	Sumitomo Rubber Industries, Ltd.	85,737
1,385	Super Retail Group, Ltd.	9,274
100	Takara Standard Company, Ltd.	1,656
15,604	Taylor Wimpey plc	30,973
16,966	Texas Roadhouse, Inc.	891,054
40,209	Toll Brothers, Inc.	1,650,579
3,400	Toyoda Gosei Company, Ltd.	68,447
4,798	Tupperware Brands Corporation	76,144
5,514	Ulta Beauty, Inc.[a]	1,382,084
300	United Arrows, Ltd.	8,783
7,990	Vail Resorts, Inc.	1,818,204
553	WH Smith plc	13,513
12,104	Wingstop, Inc.	1,056,437

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (48.7%)	Value

Consumer Discretionary (5.7%) - continued
2,500	Yahoo Japan Corporation	$7,043
22,960	Zumiez, Inc.[a]	727,258

	Total	83,002,087

Consumer Staples (2.0%)
500	Arcs Company, Ltd.	10,513
8,143	Calavo Growers, Inc.[c]	775,051
635	Carlsberg AS	93,839
22,507	Casey’s General Stores, Inc.	3,627,228
7,174	Central Garden & Pet Company[a]	209,696
1,284	Central Garden & Pet Company, Class Aa	35,599
20,684	Coca-Cola Company	1,126,037
21,498	Colgate-Palmolive Company	1,580,318
1,336	Costco Wholesale Corporation	384,915
122,259	Cott Corporation	1,524,570
671	ForFarmers BV	4,227
158	Glanbia plc	1,963
491	Grocery Outlet Holding Corporation[a]	17,028
86,226	Hain Celestial Group, Inc.[a]	1,851,703
139	Inter Parfums, Inc.	9,726
11,100	Japan Tobacco, Inc.	243,197
12,976	John B. Sanfilippo & Son, Inc.	1,253,482
5,830	Kimberly-Clark Corporation	828,151
86	L’Oreal SA	24,051
100	Ministop Company, Ltd.	1,289
45,264	Monster Beverage Corporation[a]	2,628,028
1,265	Nestle SA	137,195
12,684	PepsiCo, Inc.	1,738,976
28,530	Philip Morris International, Inc.	2,166,283
13,739	Procter & Gamble Company	1,708,857
847	Seneca Foods Corporation[a]	26,409
1,400	Sugi Holdings Company, Ltd.	75,978
2,900	Sundrug Company, Ltd.	91,505
151,697	SunOpta, Inc.[a]	273,055
11,458	TreeHouse Foods, Inc.[a]	635,346
200	TSURUHA Holdings, Inc.	21,841
78,568	Turning Point Brands, Inc.	1,811,778
2,411	Unilever NV	144,775
3,973	Unilever plc	238,784
27,436	Wal-Mart Stores, Inc.	3,256,104

	Total	28,557,497

Energy (1.2%)
7,965	Abraxas Petroleum Corporation[a]	4,042
54,124	Archrock, Inc.	539,616
35,439	BP plc ADR[c]	1,346,328
28,285	Chevron Corporation	3,354,601
5,400	Concho Resources, Inc.	366,660
12,188	Diamondback Energy, Inc.	1,095,823
1,926	Dril-Quip, Inc.[a]	96,647
1,550	Enterprise Products Partners, LP	44,299
28,760	EQT Corporation	306,007
2,720	Era Group, Inc.[a]	28,723
189,306	Euronav NV	1,741,615
685	Evolution Petroleum Corporation	4,000
5,664	Exterran Corporation[a]	73,972
718	Exxon Mobil Corporation	50,698
6,737	Frank’s International NVa	32,001
106	Gaztransport Et Technigaz SA	10,488
19,670	Gran Tierra Energy, Inc.[a]	24,588
4,434	Gulfport Energy Corporation[a]	12,016
30,754	Halliburton Company	579,713
9,138	Liberty Oilfield Services, Inc.	98,965
93,968	Marathon Oil Corporation	1,152,987
26,150	Marathon Petroleum Corporation	1,588,613

Shares	Common Stock (48.7%)	Value

Energy (1.2%) - continued
317	Matrix Service Company[a]	$5,433
37,759	Nabors Industries, Ltd.	70,609
89,589	Nine Energy Service, Inc.[a]	552,764
28,404	Oceaneering International, Inc.[a]	384,874
7,239	Oil States International, Inc.[a]	96,279
53,407	Patterson-UTI Energy, Inc.	456,630
8,352	Pioneer Natural Resources Company	1,050,431
149	REX American Resources Corporation[a]	11,373
4,823	Royal Dutch Shell plc, Class A	141,448
6,683	Royal Dutch Shell plc, Class B	197,518
1,659	SEACOR Holdings, Inc.[a]	78,089
1,296	Select Energy Services, Inc.[a]	11,223
53,119	Talos Energy, Inc.[a]	1,079,909
22,570	TechnipFMC plc	544,840
734	U.S. Silica Holdings, Inc.	7,017
4,098	Unit Corporation[a]	13,851
43,958	WPX Energy, Inc.[a]	465,515

	Total	17,720,205

Financials (7.6%)
137	1st Source Corporation	6,265
815	AB Industrivarden	17,829
24,480	Aflac, Inc.	1,280,794
4,703	AG Mortgage Investment Trust, Inc.	71,250
1,269	Alleghany Corporation[a]	1,012,357
834	Allianz SE	194,133
30,647	Ally Financial, Inc.	1,016,255
2,258	American Express Company	267,076
27,174	American Financial Group, Inc.	2,930,716
14,670	American International Group, Inc.	817,119
7,514	Ameriprise Financial, Inc.	1,105,309
19,932	Ameris Bancorp	802,064
8,709	Argo Group International Holdings, Ltd.	611,720
12,146	Arthur J. Gallagher & Company	1,087,917
925	Artisan Partners Asset Management, Inc.	26,122
71,270	Assured Guaranty, Ltd.	3,168,664
268	Baloise Holding AG	48,019
9,010	Bank Leumi Le-Israel BM	64,150
175,579	Bank of America Corporation	5,121,639
1,325	Bank of Marin Bancorp	54,974
2,189	Bank of Montreal	161,228
3,030	BankFinancial Corporation	36,057
2,063	Banner Corporation	115,879
4,195	Berkshire Hathaway, Inc.[a]	872,644
1,787	BlackRock, Inc.	796,359
8,915	BOK Financial Corporation	705,622
21,851	Boston Private Financial Holdings, Inc.	254,673
33,504	Bridgewater Bancshares, Inc.[a]	400,038
71,841	BrightSphere Investment Group	711,944
3,192	Brown & Brown, Inc.	115,104
1,995	Byline Bancorp, Inc.[a]	35,671
20,607	Capital One Financial Corporation	1,874,825
10,053	Cboe Global Markets, Inc.	1,155,190
650	Central Pacific Financial Corporation	18,460
43,341	Charles Schwab Corporation	1,812,954
7,570	Chubb, Ltd.	1,222,101
9,217	CI Financial Corporation	134,479
4,062	Cincinnati Financial Corporation	473,914
53,695	Citigroup, Inc.	3,709,251
10,863	Citizens Financial Group, Inc.	384,224
3,451	CNP Assurances	66,689
19,667	Cohen & Steers, Inc.	1,080,308

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (48.7%)	Value

Financials (7.6%) - continued
3,251	Colony Capital, Inc.	$19,571
18,541	Comerica, Inc.	1,223,521
11,043	Community Trust Bancorp, Inc.	470,211
8,300	DBS Group Holdings, Ltd.	150,156
151	Deutsche Boerse AG	23,550
3,129	Deutsche Pfandbriefbank AGb	38,148
49	Diamond Hill Investment Group, Inc.	6,768
5,455	Direct Line Insurance Group plc	20,126
11,094	Discover Financial Services	899,612
3,891	DnB ASA	68,590
14,001	Dynex Capital, Inc.	206,935
39,985	E*TRADE Financial Corporation	1,746,945
6,795	East West Bancorp, Inc.	300,951
3,592	Ellington Residential Mortgage REIT	37,860
2,757	Enterprise Financial Services Corporation	112,348
18,526	Essent Group, Ltd.	883,134
1,628	Euronext NVb	133,303
1,324	FBL Financial Group, Inc.	78,791
333	Federal Agricultural Mortgage Corporation	27,193
74,045	Fifth Third Bancorp	2,027,352
4,280	Financial Institutions, Inc.	129,170
7,918	First American Financial Corporation	467,241
184	First Bancorp	6,606
9,109	First Busey Corporation	230,276
3,291	First Citizens BancShares, Inc.	1,551,871
15,140	First Defiance Financial Corporation	438,530
3,260	First Financial Corporation	141,712
13,466	First Hawaiian, Inc.	359,542
27,169	First Interstate BancSystem, Inc.	1,093,281
424	First Mid-Illinois Bancshares, Inc.	14,679
5,926	First Midwest Bancorp, Inc.	115,438
486	First of Long Island Corporation	11,057
12,204	First Republic Bank	1,180,127
13,682	FlexiGroup, Ltd.	23,592
2,378	Goldman Sachs Group, Inc.	492,793
9,075	Great Southern Bancorp, Inc.	516,821
27,862	Hamilton Lane, Inc.	1,587,020
822	Hancock Whitney Corporation	31,478
3,475	Hanover Insurance Group, Inc.	471,002
52,046	Hartford Financial Services Group, Inc.	3,154,508
21,557	Heartland Financial USA, Inc.	964,460
99,533	Heritage Commerce Corporation	1,170,010
6,043	Hometrust Bancshares, Inc.	157,541
20,364	Horace Mann Educators Corporation	943,464
5,964	Horizon Bancorp, Inc.	103,535
10,782	Houlihan Lokey, Inc.	486,268
18,607	HSBC Holdings plc	142,571
27,930	IBERIABANK Corporation	2,109,832
7,663	Independent Bank Corporation	163,337
18,214	Interactive Brokers Group, Inc.	979,549
48,987	Intercontinental Exchange, Inc.	4,520,030
1,450	International Bancshares Corporation	55,999
21,083	Israel Discount Bank, Ltd.	92,664
22,685	J.P. Morgan Chase & Company	2,669,798
8,823	Kemper Corporation	687,753
58,589	KeyCorp	1,045,228
620	KKR Real Estate Finance Trust, Inc.	12,109
3,253	Lakeland Bancorp, Inc.	50,194
1,541	Laurentian Bank of Canada	52,377
11,569	Loews Corporation	595,572
3,927	M&T Bank Corporation	620,348
7,380	Manulife Financial Corporation	135,362

Shares	Common Stock (48.7%)	Value

Financials (7.6%) - continued
880	Markel Corporation[a]	$1,040,072
11,977	Medibank Private, Ltd.	27,505
1,630	Mercantile Bank Corporation	53,464
16,052	Meridian Bancorp, Inc.	300,975
21,540	MetLife, Inc.	1,015,826
10,462	MidWestOne Financial Group, Inc.	319,300
863	Moody’s Corporation	176,768
17,930	Morgan Stanley	765,073
4,572	MSCI, Inc.	995,553
1,345	National Bank of Canada	66,923
71	National Western Life Group, Inc.	19,054
1,477	Newmark Group, Inc.	13,382
12,930	Northern Trust Corporation	1,206,628
2,674	Old Second Bancorp, Inc.	32,676
988	Opus Bank	21,509
9,739	PacWest Bancorp	353,915
411	Paragon Banking Group plc	2,437
409	Pargesa Holding SA	31,460
58,185	PCSB Financial Corporation	1,163,118
471	Peapack-Gladstone Financial Corporation	13,202
1,116	Peoples Bancorp, Inc.	35,500
5,420	Popular, Inc.	293,114
8,194	Primerica, Inc.	1,042,523
59,466	Prosight Global, Inc.[a]	1,151,262
7,040	Prudential Financial, Inc.	633,248
6,889	QCR Holdings, Inc.	261,644
28,178	Radian Group, Inc.	643,586
30,770	Raymond James Financial, Inc.	2,537,294
4,690	Reinsurance Group of America, Inc.	749,837
761	Royal Bank of Canada	61,731
8,348	S&P Global, Inc.	2,045,093
182	S&T Bancorp, Inc.	6,648
4,322	Sandy Spring Bancorp, Inc.	145,695
71,984	Santander Consumer USA Holdings, Inc.	1,836,312
66,071	Seacoast Banking Corporation of Florida[a]	1,672,257
7,006	SEI Investments Company	415,141
500	Senshu Ikeda Holdings, Inc.	868
2,173	Skandinaviska Enskilda Banken AB	19,967
234,615	SLM Corporation	2,070,477
19,167	State Auto Financial Corporation	620,819
6,720	State Street Corporation	397,757
4,288	Stifel Financial Corporation	246,045
945	Sun Life Financial, Inc.	42,255
7,675	SVB Financial Group[a]	1,603,691
50,572	Synovus Financial Corporation	1,808,455
1,150	Territorial Bancorp, Inc.	32,867
882	Topdanmark AS	42,576
3,766	Toronto-Dominion Bank	219,590
2,506	TPG RE Finance Trust, Inc.	49,719
2,915	TriCo Bancshares	105,815
18,949	TrustCo Bank Corporation	154,434
37,110	U.S. Bancorp	2,053,667
26,137	United Community Banks, Inc.	740,984
528	Univest Financial Corporation	13,469
92	Virtus Investment Partners, Inc.	10,172
1,380	Walker & Dunlop, Inc.	77,183
1,987	Washington Trust Bancorp, Inc.	95,992
511	WesBanco, Inc.	19,096
4,798	Western Alliance Bancorp	221,092
170	Westwood Holdings Group, Inc.	4,704
889	Willis Towers Watson plc	171,550
16,009	Wintrust Financial Corporation	1,034,662

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (48.7%)	Value

Financials (7.6%) - continued
61,761	Zions Bancorporations NA	$2,749,600

	Total	109,849,027

Health Care (6.7%)
32,987	Abbott Laboratories	2,760,022
1,756	ABIOMED, Inc.[a]	312,375
15,757	Aerie Pharmaceuticals, Inc.[a,c]	302,850
21,649	Agilent Technologies, Inc.	1,658,963
22,272	Agios Pharmaceuticals, Inc.[a,c]	721,613
3,383	Alexion Pharmaceuticals, Inc.[a]	331,331
4,897	AmerisourceBergen Corporation	403,170
8,034	Amgen, Inc.	1,554,659
419	Amplifon SPA	10,280
395	AngioDynamics, Inc.[a]	7,276
5,674	Arena Pharmaceuticals, Inc.[a]	259,699
76	Atrion Corporation	59,217
18,934	Axonics Modulation Technologies, Inc.[a]	509,703
22,543	Bausch Health Companies, Inc.[a]	492,565
1,149	Becton, Dickinson and Company	290,651
1,590	Biogen, Inc.[a]	370,184
9,690	BioMarin Pharmaceutical, Inc.[a]	653,106
506	Bio-Rad Laboratories, Inc.[a]	168,366
10,925	Bio-Techne Corporation	2,137,695
10,161	Bruker Corporation	446,373
53,396	Catalent, Inc.[a]	2,544,853
2,398	Charles River Laboratories International, Inc.[a]	317,423
283	Chemed Corporation	118,172
3,137	Cigna Holding Company	476,165
6,757	Concert Pharmaceuticals, Inc.[a]	39,731
9,411	CryoLife, Inc.[a]	255,509
32,919	CVS Health Corporation	2,076,201
9,567	Danaher Corporation	1,381,762
6,273	Dexcom, Inc.[a]	936,183
16,631	Edwards Lifesciences Corporation[a]	3,657,323
486	Enanta Pharmaceuticals, Inc.[a]	29,199
38,640	GenMark Diagnostics, Inc.[a]	234,158
45,241	Gilead Sciences, Inc.	2,867,375
10,572	GlaxoSmithKline plc	226,606
88,649	Halozyme Therapeutics, Inc.[a]	1,374,946
1,596	HealthStream, Inc.[a]	41,320
4,235	Hill-Rom Holdings, Inc.	445,649
1,251	Humana, Inc.	319,843
150	IDEXX Laboratories, Inc.[a]	40,790
6,454	Illumina, Inc.[a]	1,963,436
11,939	Immunomedics, Inc.[a]	158,311
21,661	Inspire Medical Systems, Inc.[a]	1,321,754
2,873	Insulet Corporation[a]	473,844
5,677	Intuitive Surgical, Inc.[a]	3,065,183
10,055	Jazz Pharmaceuticals, Inc.[a]	1,288,448
35,534	Johnson & Johnson	4,597,389
300	KYORIN Holdings, Inc.	4,980
1,204	Laboratory Corporation of America Holdings[a]	202,272
25,033	LHC Group, Inc.[a]	2,842,747
8,600	Ligand Pharmaceuticals, Inc.[a]	856,044
72	LNA Sante	3,680
161	Magellan Health Services, Inc.[a]	9,998
52	Masimo Corporation[a]	7,737
2,795	McKesson Corporation	381,965
38,715	Medtronic plc	4,205,223
47,496	Merck & Company, Inc.	3,998,213
1,000	Mitsubishi Tanabe Pharma Corporation	11,020
38,058	Natera, Inc.[a]	1,248,302

Shares	Common Stock (48.7%)	Value

Health Care (6.7%) - continued
2,872	National Healthcare Corporation	$235,073
13,014	Neurocrine Biosciences, Inc.[a]	1,172,692
4,432	Nevro Corporation[a]	381,019
7,151	NextGen Healthcare, Inc.[a]	112,056
3,462	Novartis AG	300,457
5,304	Novo Nordisk AS	274,090
4,519	Novocure, Ltd.[a]	337,931
7,795	NuVasive, Inc.[a]	494,047
95,966	Optinose, Inc.[a,c]	671,762
716	Orthifix Medical, Inc.[a]	37,962
5,597	PerkinElmer, Inc.	476,697
33,170	Pfizer, Inc.	1,191,798
157	Phibro Animal Health Corporation	3,349
216	Providence Service Corporation[a]	12,843
1,884	Recordati SPA	80,803
9,176	Repligen Corporation[a]	703,707
6,986	ResMed, Inc.	943,878
930	Roche Holding AG	270,783
5,580	Sage Therapeutics, Inc.[a]	782,818
3,280	Sarepta Therapeutics, Inc.[a]	247,050
30,954	Syneos Health, Inc.[a]	1,647,062
24,622	Tactile Systems Technology, Inc.[a]	1,042,003
8,294	Teleflex, Inc.	2,817,887
11,969	Thermo Fisher Scientific, Inc.	3,486,211
322	U.S. Physical Therapy, Inc.	42,037
26,053	UnitedHealth Group, Inc.	5,661,838
5,287	Universal Health Services, Inc.	786,441
3,753	Varian Medical Systems, Inc.[a]	446,945
23,279	Veeva Systems, Inc.[a]	3,554,471
14,598	Vertex Pharmaceuticals, Inc.[a]	2,473,193
1,382	Waters Corporation[a]	308,504
651	West Pharmaceutical Services, Inc.	92,325
176,790	Wright Medical Group NVa	3,647,178
41,009	Zoetis, Inc.	5,109,311

	Total	97,320,073

Industrials (7.1%)
10,680	A.O. Smith Corporation	509,543
255	Aalberts NV	10,098
9,753	Acco Brands Corporation	96,262
736	ACS Actividades de Construccion y Servicios, SA	29,408
118	Actuant Corporation	2,589
2,591	Aegion Corporation[a]	55,396
20,075	Aerojet Rocketdyne Holdings, Inc.[a]	1,013,988
33,106	AGCO Corporation	2,506,124
52,180	Altra Industrial Motion Corporation	1,445,125
22,032	AMETEK, Inc.	2,022,978
33,257	Arcosa, Inc.	1,137,722
40,997	ASGN, Inc.[a]	2,577,071
4,433	Atlas Copco AB, Class A	136,506
2,388	Atlas Copco AB, Class B	64,665
22,636	AZZ, Inc.	986,024
2,480	Boeing Company	943,566
19,586	BWX Technologies, Inc.	1,120,515
1,134	Cactus, Inc.[a]	32,818
1,392	Carlisle Companies, Inc.	202,592
29,150	Casella Waste Systems, Inc.[a]	1,251,701
38,403	CBIZ, Inc.[a]	902,470
118	Chase Corporation	12,908
481	CIA De Distribucion Integral	9,372
1,188	Columbus McKinnon Corporation	43,279
12,683	Costamare, Inc.	76,986
3,222	CRA International, Inc.	135,227
14,228	Crane Company	1,147,204
9,444	CSW Industrials, Inc.	651,919

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (48.7%)	Value

Industrials (7.1%) - continued
10,456	CSX Corporation	$724,287
23,695	Curtiss-Wright Corporation	3,065,422
29,450	Delta Air Lines, Inc.	1,696,320
5,826	Douglas Dynamics, Inc.	259,665
24,881	EMCOR Group, Inc.	2,142,752
12,907	Emerson Electric Company	862,962
25,830	Encore Wire Corporation	1,453,712
335	Ennis, Inc.	6,770
1,292	ESCO Technologies, Inc.	102,792
8,809	Expeditors International of Washington, Inc.	654,421
882	Federal Signal Corporation	28,877
9,799	Forrester Research, Inc.	314,940
5	Geberit AG	2,389
12,244	General Dynamics Corporation	2,237,346
4,297	Gorman-Rupp Company	149,493
16,595	Granite Construction, Inc.	533,197
400	GS Yuasa Corporation	6,947
6,312	GWA Group, Ltd.[c]	14,449
100	Hanwa Company, Ltd.	2,746
23,868	Healthcare Services Group, Inc.[c]	579,754
4,935	Heico Corporation	616,283
265	Heidrick & Struggles International, Inc.	7,235
487	Herc Holdings, Inc.[a]	22,650
1,200	Hino Motors, Ltd.	9,944
2,153	HNI Corporation	76,432
40,835	Honeywell International, Inc.	6,909,282
6,204	Hubbell, Inc.	815,206
6,136	Huntington Ingalls Industries, Inc.	1,299,543
1,007	Huron Consulting Group, Inc.[a]	61,769
1,318	Hyster-Yale Materials Handling, Inc.	72,134
9,795	ICF International, Inc.	827,384
14,454	IDEX Corporation	2,368,722
700	Inaba Denki Sangyo Company, Ltd.	30,738
16,991	Ingersoll-Rand plc	2,093,461
32,973	Interface, Inc.	476,130
20,690	Johnson Controls International plc	908,084
2,574	Kelly Services, Inc.	62,342
5,066	Kforce, Inc.	191,672
1,770	Koninklijke Philips NV	81,790
16,082	Kratos Defense & Security Solutions, Inc.[a]	299,045
1,784	Legrand SA	127,324
7,755	Lincoln Electric Holdings, Inc.	672,824
8,184	Lockheed Martin Corporation	3,192,251
7,400	Marubeni Corporation	49,350
13,421	Masonite International Corporation[a]	778,418
271	Matthews International Corporation	9,591
13,458	Mercury Systems, Inc.[a]	1,092,386
3,200	Mitsubishi Corporation	78,793
500	Mitsuboshi Belting, Ltd.	8,232
7,000	Mitsui & Company, Ltd.	114,985
676	Mobile Mini, Inc.	24,917
70,161	MRC Global, Inc.[a]	851,053
10,689	Mueller Industries, Inc.	306,561
2,456	National Express Group plc	13,076
1,900	Nitto Kogyo Corporation	36,126
1,000	Nobina ABb	6,250
16,544	Norfolk Southern Corporation	2,972,295
740	Northgate plc	3,003
9,280	Old Dominion Freight Line, Inc.	1,577,322
3,495	PageGroup plc	18,840
9,323	Parker Hannifin Corporation	1,683,827
85,139	Primoris Services Corporation	1,669,576
21,760	Raven Industries, Inc.	728,090

Shares	Common Stock (48.7%)	Value

Industrials (7.1%) - continued
5,410	Regal-Beloit Corporation	$394,119
6,402	RELX plc	152,045
2,321	Resources Connection, Inc.	39,434
83,400	Ritchie Brothers Auctioneers, Inc.	3,327,660
2,195	Rockwell Automation, Inc.	361,736
6,283	Roper Industries, Inc.	2,240,518
520	Rush Enterprises, Inc.	20,062
16,524	Saia, Inc.[a]	1,548,299
1,164	Sandvik AB	18,121
1,358	Schneider Electric SE	118,747
3,129	Signify NVb	85,993
9,029	SiteOne Landscape Supply, Inc.[a,c]	668,327
4,245	SKF AB	70,098
11,000	Sojitz Corporation	34,220
52,139	Southwest Airlines Company	2,816,027
5,631	SP Plus Corporation[a]	208,347
321	Spirax-Sarco Engineering plc	30,926
8,412	SPX FLOW, Inc.[a]	331,938
13,097	Standex International Corporation	955,295
6,100	Sumitomo Corporation	95,498
10,100	Sumitomo Electric Industries, Ltd.	128,890
300	Taikisha, Ltd.	9,083
8,237	Teledyne Technologies, Inc.[a]	2,652,232
842	Tennant Company	59,529
1,576	Thermon Group Holdings, Inc.[a]	36,216
800	Toppan Forms Company, Ltd.	7,599
544	Transcontinental, Inc.	6,356
1,560	TransDigm Group, Inc.	812,245
16,686	TriMas Corporation[a]	511,426
931	TrueBlue, Inc.[a]	19,644
600	Tsubakimoto Chain Company	19,312
2,091	UniFirst Corporation	407,996
9,978	United Airlines Holdings, Inc.[a]	882,155
7,810	United Rentals, Inc.[a]	973,438
28,867	United Technologies Corporation	3,940,923
20,688	Valmont Industries, Inc.	2,864,047
301	Vectrus, Inc.[a]	12,236
26,749	Verisk Analytics, Inc.	4,230,087
1,745	Viad Corporation	117,177
17,825	Waste Connections, Inc.	1,639,900
6,366	Watsco, Inc.	1,077,000
39,731	Willdan Group, Inc.[a]	1,393,763
173	Woodward, Inc.	18,655
12,668	Xylem, Inc.	1,008,626
400	Yuasa Trading Company, Ltd.	11,450

	Total	103,565,628

Information Technology (12.0%)
6,281	Accenture plc	1,208,150
7,553	ADTRAN, Inc.	85,689
10,163	Advanced Energy Industries, Inc.[a]	583,458
70,021	Advanced Micro Devices, Inc.[a]	2,029,909
28,849	Akamai Technologies, Inc.[a]	2,636,222
6,189	Alliance Data Systems Corporation	792,997
6,197	Alteryx, Inc.[a]	665,744
210	Altisource Portfolio Solutions SAa	4,246
1,594	Amadeus IT Holding SA	114,213
2,195	American Software, Inc.	32,969
34,116	Amphenol Corporation	3,292,194
5,236	ANSYS, Inc.[a]	1,159,041
53,619	Apple, Inc.	12,009,047
10,488	Arista Networks, Inc.[a]	2,505,793
3,356	Atkore International Group, Inc.[a]	101,855
6,460	Atlassian Corporation plc[a]	810,342
8,138	Automatic Data Processing, Inc.	1,313,636
14,286	Avalara, Inc.[a]	961,305

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (48.7%)	Value

Information Technology (12.0%) - continued
328	Badger Meter, Inc.	$17,614
14,157	Benchmark Electronics, Inc.	411,402
35,035	Blackline, Inc.[a]	1,675,023
7,465	Booz Allen Hamilton Holding Corporation	530,164
766	Broadridge Financial Solutions, Inc.	95,313
367	CACI International, Inc.[a]	84,872
4,400	Canon, Inc.	117,666
1,344	Capgemini SA	158,258
16,998	CDK Global, Inc.	817,434
5,245	CDW Corporation	646,394
603	CEVA, Inc.[a]	18,006
3,106	CGI, Inc.[a]	245,601
76,214	Ciena Corporation[a]	2,989,875
181,513	Cisco Systems, Inc.	8,968,557
16,171	Clearwater Energy, Inc.	280,405
9,645	Cognex Corporation	473,859
10,485	Cohu, Inc.	141,600
14,465	Computer Services, Inc.	658,158
4,784	Computershare, Ltd.	52,298
3,923	CoreLogic, Inc.[a]	181,517
19,931	Coupa Software, Inc.[a]	2,582,460
6,582	CTS Corporation	212,994
19,104	Descartes Systems Group, Inc.[a]	770,082
40,961	DocuSign, Inc.[a]	2,536,305
85,889	Dolby Laboratories, Inc.	5,551,865
2,455	DSP Group, Inc.[a]	34,579
5,528	Ebix, Inc.[c]	232,729
16,211	Elastic NVa	1,334,814
1,787	EPAM Systems, Inc.[a]	325,806
3,318	ePlus, Inc.[a]	252,467
7,670	Euronet Worldwide, Inc.[a]	1,122,121
2,928	ExlService Holdings, Inc.[a]	196,059
638	eXp World Holdings, Inc.[a]	5,346
2,317	Fair Isaac Corporation[a]	703,256
11,832	Fiserv, Inc.[a]	1,225,677
22,910	Five9, Inc.[a]	1,231,183
11,229	Global Payments, Inc.	1,785,411
26,388	Guidewire Software, Inc.[a]	2,780,767
5,708	Halma plc	138,164
2,317	InterDigital, Inc.	121,573
645	International Business Machines Corporation	93,796
1,292	International Money Express, Inc.[a]	17,752
10,270	Intuit, Inc.	2,731,204
5,833	Keysight Technologies, Inc.[a]	567,259
7,790	KLA-Tencor Corporation	1,242,116
7,057	Kulicke and Soffa Industries, Inc.	165,698
6,418	Lam Research Corporation	1,483,264
60,777	Lattice Semiconductor Corporation[a]	1,111,307
1,259	ManTech International Corporation	89,905
25,876	MasterCard, Inc.	7,027,145
11,434	Methode Electronics, Inc.	384,640
138,678	Microsoft Corporation	19,280,402
5,574	MicroStrategy, Inc.[a]	827,014
6,947	MKS Instruments, Inc.	641,069
30,816	Monolithic Power Systems, Inc.	4,795,894
3,800	MTS Systems Corporation	209,950
34,293	National Instruments Corporation	1,439,963
1,000	NEC Networks & System Integration Corporation	27,233
12,223	New Relic, Inc.[a]	751,103
11,338	NIC, Inc.	234,130
12,043	Nice, Ltd. ADR[a]	1,731,783
16,969	Nova Measuring Instruments, Ltd.[a]	539,105
8,779	Novanta, Inc.[a]	717,420

Shares	Common Stock (48.7%)	Value

Information Technology (12.0%) - continued
12,276	NVIDIA Corporation	$2,136,883
36,632	Oracle Corporation	2,015,859
6,806	Palo Alto Networks, Inc.[a]	1,387,267
39,469	PayPal Holdings, Inc.[a]	4,088,594
2,571	Plantronics, Inc.	95,950
27,948	Plexus Corporation[a]	1,747,030
2,309	Progress Software Corporation	87,881
17,672	Proofpoint, Inc.[a]	2,280,572
13,821	Q2 Holdings, Inc.[a]	1,090,062
5,817	QAD, Inc.	268,629
10,790	QUALCOMM, Inc.	823,061
23,575	Rambus, Inc.[a]	309,422
23,053	Rogers Corporation[a]	3,151,576
300	Ryoyo Electro Corporation	5,146
93,523	SailPoint Technologies Holdings, Inc.[a]	1,747,945
21,192	Salesforce.com, Inc.[a]	3,145,740
888	Samsung Electronics Company, Ltd. GDR	904,766
3,069	ScanSource, Inc.[a]	93,758
9,414	ServiceNow, Inc.[a]	2,389,744
1,900	Shinko Electric Industries Company, Ltd.	16,306
1,423	Silicon Laboratories, Inc.[a]	158,451
19,410	Square, Inc.[a]	1,202,450
2,950	Sykes Enterprises, Inc.[a]	90,388
25,523	Synopsys, Inc.[a]	3,503,032
16,619	TE Connectivity, Ltd.	1,548,558
15,180	Teradata Corporation[a]	470,580
15,297	Teradyne, Inc.	885,849
36,037	Texas Instruments, Inc.	4,657,422
11,318	Tyler Technologies, Inc.[a]	2,970,975
5,455	VeriSign, Inc.[a]	1,028,977
47,804	Virtusa Corporation[a]	1,721,900
42,678	Visa, Inc.	7,341,043
7,271	WEX, Inc.[a]	1,469,251
5,395	Workday, Inc.[a]	916,934
9,637	Xilinx, Inc.	924,188

	Total	174,799,825

Materials (1.5%)
24,470	Alcoa Corporation[a]	491,113
548	Avery Dennison Corporation	62,236
7,012	Balchem Corporation	695,520
12,061	Ball Corporation	878,161
4,355	BHP Group, Ltd.	107,615
16,661	Boise Cascade Company	542,982
6,498	Celanese Corporation	794,640
25,220	CF Industries Holdings, Inc.	1,240,824
966	Continental Building Products, Inc.[a]	26,362
21,410	Eastman Chemical Company	1,580,700
14,045	Ecolab, Inc.	2,781,472
14,834	Ferro Corporation[a]	175,931
8,150	Ferroglobe Representation & Warranty Insurance Trust[a,d]	1
2,064	Granges AB	21,063
354	Hexpol AB	2,717
500	Hokuetsu Corporation	2,512
266	Innophos Holdings, Inc.	8,634
7,835	Innospec, Inc.	698,412
2,900	JSR Corporation	46,692
6,107	Kadant, Inc.	536,134
10,049	Kaiser Aluminum Corporation	994,550
861	Koninklijke DSM NV	103,649
4,640	Kraton Performance Polymers, Inc.[a]	149,826
2,000	Kyoei Steel, Ltd.	37,684
300	Lintec Corporation	5,972

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (48.7%)	Value

Materials (1.5%) - continued
95,468	Louisiana-Pacific Corporation	$2,346,603
6,827	Martin Marietta Materials, Inc.	1,871,281
5,010	Materion Corporation	307,414
791	Minerals Technologies, Inc.	41,994
1,900	Mitsubishi Gas Chemical Company, Inc.	25,555
5,738	Myers Industries, Inc.	101,276
4,012	Neenah, Inc.	261,261
200	Nippon Kayaku Company, Ltd.	2,398
7,800	Nippon Steel Corporation	109,296
10,290	Nucor Corporation	523,864
28,474	Nutanix, Inc.[a]	747,443
737	Olympic Steel, Inc.	10,613
841	PH Glatfelter Company	12,943
7,203	PPG Industries, Inc.	853,628
6,448	Reliance Steel & Aluminum Company	642,608
4,138	Ryerson Holding Corporation[a]	35,297
4,313	Sandfire Resources NL	19,118
100	Sanyo Special Steel Company, Ltd.	1,341
10,774	Schweitzer-Mauduit International, Inc.	403,379
19,924	Steel Dynamics, Inc.	593,735
4,393	SunCoke Energy, Inc.[a]	24,777
300	Taiyo Holdings Company, Ltd.	10,141
1,400	Toagosei Company, Ltd.	15,876
10,247	United States Lime & Minerals, Inc.	783,896
1,345	UPM-Kymmene Oyj	39,716
511	W. R. Grace & Company	34,114

	Total	21,804,969

Real Estate (1.9%)
455	Acadia Realty Trust	13,004
13,353	Agree Realty Corporation	976,772
4,548	Alexander & Baldwin, Inc.	111,471
5,878	Alexandria Real Estate Equities, Inc.	905,447
662	Allied Properties REIT	26,768
654	Alstria Office REIT AG	11,220
117	American Assets Trust, Inc.	5,469
31,732	American Campus Communities, Inc.	1,525,675
10,683	American Tower Corporation	2,362,332
1,921	Apartment Investment & Management Company	100,161
31,642	Apple Hospitality REIT, Inc.	524,624
1,653	Ares Commercial Real Estate Corporation	25,175
2,231	Armada Hoffler Properties, Inc.	40,359
5,100	Ascendas REIT	11,518
7,529	Ashford Hospitality Trust, Inc.	24,921
1,737	BBX Capital Corporation	8,112
662	Bluerock Residential Growth REIT, Inc.	7,792
1,249	Brandywine Realty Trust	18,922
13,220	Brixmor Property Group, Inc.	268,234
12,294	Camden Property Trust	1,364,757
473	CareTrust REIT, Inc.	11,118
1,518	Castellum AB	32,499
10,195	CBL & Associates Properties, Inc.	13,152
15,038	Cedar Realty Trust, Inc.	45,114
3,273	Chatham Lodging Trust	59,405
744	Choice Properties REIT	8,109
1,713	City Office REIT, Inc.	24,650
18	Cofinimmo SA	2,535
235	Columbia Property Trust, Inc.	4,970
2,414	CoreCivic, Inc.	41,714
1,442	Corepoint Lodging, Inc.	14,579
11,133	CoreSite Realty Corporation	1,356,556

Shares	Common Stock (48.7%)	Value

Real Estate (1.9%) - continued
6,177	Corporate Office Properties Trust	$183,951
3,280	CoStar Group, Inc.[a]	1,945,696
38,738	Cousins Properties, Inc.	1,456,161
2,140	CubeSmart	74,686
1,527	CyrusOne, Inc.	120,786
800	Daito Trust Construction Company, Ltd.	102,463
152	Deutsche EuroShop AG	4,287
1,098	DiamondRock Hospitality Company	11,254
4,700	Digital Realty Trust, Inc.	610,107
6,539	Douglas Emmett, Inc.	280,065
21,495	Duke Realty Corporation	730,185
329	EastGroup Properties, Inc.	41,132
3,332	Empire State Realty Trust, Inc.	47,548
201	Entra ASA[b]	3,152
1,937	EPR Properties	148,878
1,198	Equity Commonwealth	41,031
159	Equity Lifestyle Properties, Inc.	21,242
167	Essex Property Trust, Inc.	54,551
1,907	Farmland Partners, Inc.	12,739
295	First Capital Realty, Inc.	4,914
3,016	First Industrial Realty Trust, Inc.	119,313
267	Four Corners Property Trust, Inc.	7,551
6,553	Franklin Street Properties Corporation	55,438
3,492	Gaming and Leisure Properties, Inc.	133,534
4,529	GEO Group, Inc.	78,533
1,126	Getty Realty Corporation	36,100
2,710	Gladstone Commercial Corporation	63,685
246	Global Net Lease, Inc.	4,797
6	GLP J-Reit	7,957
1,121	Granite REIT	54,279
378	H&R REIT	6,599
3,526	Healthcare Realty Trust, Inc.	118,121
3,585	Healthcare Trust of America, Inc.	105,327
6,424	Highwoods Properties, Inc.	288,695
60,690	Host Hotels & Resorts, Inc.	1,049,330
138	Howard Hughes Corporation[a]	17,885
1,934	Hudson Pacific Properties, Inc.	64,712
11,000	Hysan Development Company, Ltd.	44,359
1,359	Industrial Logistics Properties Trust	28,879
471	Investors Real Estate Trust	35,170
2,713	iSTAR Financial, Inc.	35,405
2,097	JBG SMITH Properties	82,223
2,918	Jones Lang LaSalle, Inc.	405,777
6,084	Kilroy Realty Corporation	473,883
1,746	Kite Realty Group Trust	28,198
2,857	Klepierre SA	97,025
2,785	Lamar Advertising Company	228,175
60	LEG Immobilien AG	6,866
1,524	Lexington Realty Trust	15,621
3,549	Liberty Property Trust	182,170
485	Life Storage, Inc.	51,124
145	LTC Properties, Inc.	7,427
901	Mack-Cali Realty Corporation	19,516
4,900	Mapletree Commercial Trust	8,123
3,300	Mapletree Logistics Trust	3,868
5,871	Medical Properties Trust, Inc.	114,837
978	Merlin Properties Socimi SA	13,654
378	MGM Growth Properties LLC	11,359
28,347	Mirvac Group	58,561
2,577	Monmouth Real Estate Investment Corporation	37,135
385	National Health Investors, Inc.	31,720
2,414	National Storage Affiliates Trust	80,555
1,245	Office Properties Income Trust	38,147

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (48.7%)	Value

Real Estate (1.9%) - continued
2,447	Omega Healthcare Investors, Inc.	$102,260
1,817	One Liberty Properties, Inc.	50,022
4,200	Outfront Media, Inc.	116,676
2,102	Paramount Group, Inc.	28,062
4,515	Pebblebrook Hotel Trust	125,607
3,834	Pennsylvania REIT	21,930
40,443	Physicians Realty Trust	717,863
848	Piedmont Office Realty Trust, Inc.	17,706
4,511	PotlatchDeltic Corporation	185,334
2,770	Preferred Apartment Communities, Inc.	40,026
164	PS Business Parks, Inc.	29,840
455	PSP Swiss Property AG	57,768
10,835	QTS Realty Trust, Inc.	557,027
999	Quebecor, Inc.	22,682
3,494	Rayonier, Inc. REIT	98,531
1,365	RE/MAX Holdings, Inc.	43,898
7,778	Realogy Holdings Corporation[c]	51,957
1,107	Redfin Corporation[a,c]	18,642
519	Retail Opportunity Investments Corporation	9,461
7,461	Retail Properties of America, Inc.	91,920
844	RioCan REIT	16,805
1,758	RLJ Lodging Trust	29,868
246	RMR Group, Inc.	11,188
3,000	Road King Infrastructure, Ltd.	5,068
2,187	RPT Realty	29,634
926	Ryman Hospitality Properties	75,756
11,730	Sabra Health Care REIT, Inc.	269,321
543	Saul Centers, Inc.	29,599
9,417	SBA Communications Corporation	2,270,910
14,622	Senior Housing Property Trust	135,327
881	Seritage Growth Properties	37,434
13,410	Service Properties Trust	345,844
757	SITE Centers Corporation	11,438
3,232	Spirit Realty Capital, Inc.	154,684
3,231	St. Joe Company[a]	55,347
816	STAG Industrial, Inc.	24,056
2,066	Store Capital Corporation	77,289
5,383	Summit Hotel Properties, Inc.	62,443
2,002	Sunstone Hotel Investors, Inc.	27,507
196	Swiss Prime Site AG	19,181
1,439	TAG Immobilien AG	32,839
1,988	Tanger Factory Outlet Centers, Inc.	30,774
1,204	Taubman Centers, Inc.	49,159
9,913	Terreno Realty Corporation	506,455
1,548	UMH Properties, Inc.	21,796
173	Universal Health Realty Income Trust	17,784
4,219	Urban Edge Properties	83,494
2,119	Urstadt Biddle Properties, Inc.	50,220
4,528	VICI Properties, Inc.	102,559
6,233	Washington Prime Group, Inc.	25,805
382	Washington REIT	10,452
2,697	Weingarten Realty Investors	78,564
909	Weyerhaeuser Company	25,179
8,600	Wing Tai Holdings, Ltd.	12,755
601	Xenia Hotels & Resorts, Inc.	12,693

	Total	27,330,034

Utilities (0.6%)
6,492	AGL Energy, Ltd.	83,987
14,800	Alliant Energy Corporation	798,164
2,095	Artesian Resources Corporation	77,515
700	Chesapeake Utilities Corporation	66,724
12,449	CMS Energy Corporation	796,114
1,640	Consolidated Water Company, Ltd.	27,044

Shares	Common Stock (48.7%)	Value

Utilities (0.6%) - continued
1,490	Contact Energy, Ltd.	$7,969
3,946	Enagas SA	91,218
8,231	Entergy Corporation	965,990
45,948	Exelon Corporation	2,219,748
391	IDACORP, Inc.	44,054
1,017	Middlesex Water Company	66,064
13,441	New Jersey Resources Corporation	607,802
527	Northland Power, Inc.	10,112
9,536	NorthWestern Corporation	715,677
1,291	Otter Tail Corporation	69,391
22,306	PNM Resources, Inc.	1,161,696
10,505	Public Service Enterprise Group, Inc.	652,150
9,410	Spire, Inc.	820,928
1,600	Unitil Corporation	101,504

	Total	9,383,851

	Total Common Stock (cost $569,464,294)	707,598,200

Shares	Registered Investment Companies (36.9%)	Value

Unaffiliated (1.1%)
9,981	Consumer Discretionary Select Sector SPDR Fund	1,204,707
11,947	iShares Russell 2000 Value Index Fund	1,426,591
17,992	Materials Select Sector SPDR Fund[c]	1,047,134
2,905	ProShares Ultra S&P 500[c]	373,147
20,723	SPDR S&P 500 ETF Trust	6,149,965
17,675	SPDR S&P Biotech ETF[c]	1,347,719
23,035	SPDR S&P Metals & Mining ETF	586,241
10,960	SPDR S&P Retail ETF	465,033
52,476	VanEck Vectors Oil Services ETF	616,593
26,208	Vanguard Real Estate ETF	2,443,896

	Total	15,661,026

Affiliated (35.8%)
6,531,466	Thrivent Core International Equity Fund	61,461,095
5,119,867	Thrivent Core Low Volatility Equity Fund	62,052,793
4,131,407	Thrivent Global Stock Portfolio	53,153,858
2,064,308	Thrivent High Yield Portfolio	9,774,914
520,395	Thrivent Income Portfolio	5,504,687
13,468,075	Thrivent International Allocation Portfolio	127,628,862
3,717,543	Thrivent Large Cap Value Portfolio	66,154,412
1,001,346	Thrivent Limited Maturity Bond Portfolio	9,937,159
4,394,573	Thrivent Mid Cap Stock Portfolio	80,311,267
2,577,880	Thrivent Small Cap Stock Portfolio	45,824,142

	Total	521,803,189

	Total Registered Investment Companies (cost $502,423,900)	537,464,215

Principal Amount	Long-Term Fixed Income (4.6%)	Value

Collateralized Mortgage Obligations (0.1%)
	Federal Home Loan Mortgage Corporation - REMIC
$575,000	3.859%, 11/25/2028, Ser. K086, Class A2[e,f]	650,119

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (4.6%)	Value

Collateralized Mortgage Obligations (0.1%) - continued
	MASTR Alternative Loans Trust
$19,670	2.468%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[f]	$6,634
	Sequoia Mortgage Trust
62,561	3.402%, 9/20/2046, Ser. 2007-1, Class 4A1[f]	50,975
	WaMu Mortgage Pass Through Certificates
27,535	3.811%, 9/25/2036, Ser. 2006-AR10, Class 1A2[f]	26,531
42,657	3.909%, 10/25/2036, Ser. 2006-AR12, Class 1A1[f]	41,909

	Total	776,168

Mortgage-Backed Securities (2.1%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,200,000	2.500%, 10/1/2034[g]	2,218,949
4,075,000	3.500%, 10/1/2034[g]	4,214,760
6,717,000	3.000%, 10/1/2034[g]	6,866,820
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,200,000	3.500%, 10/1/2049[g]	6,361,055
10,623,000	3.000%, 10/1/2049[g]	10,784,835

	Total	30,446,419

U.S. Government & Agencies (2.4%)
	U.S. Treasury Bonds
920,000	2.250%, 11/15/2027	962,442
5,000,000	2.875%, 5/15/2028	5,488,672
170,000	5.250%, 11/15/2028	221,485
120,000	3.000%, 5/15/2042	140,419
2,413,000	2.500%, 5/15/2046	2,600,761
	U.S. Treasury Notes
360,000	1.000%, 10/15/2019	359,849
825,000	1.500%, 10/31/2019	824,596
650,000	1.750%, 11/30/2019	649,668
665,000	1.375%, 9/30/2020	662,117
100,000	2.500%, 2/28/2021	101,023
1,045,000	1.125%, 8/31/2021	1,034,387
940,000	2.000%, 11/30/2022	951,933
500,000	2.125%, 7/31/2024	512,891
2,330,000	2.250%, 11/15/2024	2,406,817
2,040,000	2.125%, 11/30/2024	2,095,383
640,000	2.625%, 1/31/2026	678,800
15,030,000	2.500%, 2/28/2026	15,837,275

	Total	35,528,518

	Total Long-Term Fixed Income (cost $64,707,422)	66,751,105

Shares	Collateral Held for Securities Loaned (0.7%)	Value

10,142,988	Thrivent Cash Management Trust	10,142,988

	Total Collateral Held for Securities Loaned (cost $10,142,988)	10,142,988

Shares or Principal Amount	Short-Term Investments (12.0%)	Value

	Federal Home Loan Bank Discount Notes
1,900,000	2.010%, 10/7/2019[h,i]	$1,899,405
400,000	2.085%, 10/11/2019[h,i]	399,791
2,000,000	1.950%, 10/16/2019[h,i]	1,998,433
900,000	1.995%, 10/30/2019[h,i]	898,637
2,900,000	1.980%, 11/5/2019[h,i]	2,894,699
3,100,000	1.941%, 11/12/2019[h,i]	3,093,201
300,000	1.970%, 11/19/2019[h,i]	299,232
1,400,000	1.910%, 12/5/2019[h,i]	1,395,273
2,400,000	1.920%, 12/11/2019[h,i]	2,391,149
	Thrivent Core Short-Term Reserve Fund
15,934,264	2.230%	159,342,641

	Total Short-Term Investments (cost $174,611,378)	174,612,461

	Total Investments (cost $1,321,349,982) 102.9%	$1,496,568,969

	Other Assets and Liabilities, Net (2.9%)	(41,700,483)

	Total Net Assets 100.0%	$1,454,868,486

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $368,522 or 0.0% of total net assets.

c	All or a portion of the security is on loan.
d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e	All or a portion of the security is insured or guaranteed.
f

Denotes variable rate securities. The rate shown is as of September 30, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation Portfolio as of September 30, 2019:

Securities Lending Transactions
Common Stock	$9,817,084
Total lending	$9,817,084
Gross amount payable upon return of collateral for securities loaned	$10,142,988
Net amounts due to counterparty	$325,904

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
GDR	-	Global Depository Receipts, which are certificates for
shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
LIBOR 1M	-	ICE Libor USD Rate 1 Month

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	34,265,004	33,864,380	400,624	–
Consumer Discretionary	83,002,087	81,953,996	1,048,091	–
Consumer Staples	28,557,497	27,468,340	1,089,157	–
Energy	17,720,205	17,370,751	349,454	–
Financials	109,849,027	107,766,749	2,082,278	–
Health Care	97,320,073	96,137,374	1,182,699	–
Industrials	103,565,628	101,922,259	1,643,369	–
Information Technology	174,799,825	173,020,174	1,779,651	–
Materials	21,804,969	21,253,623	551,345	1
Real Estate	27,330,034	26,654,180	675,854	–
Utilities	9,383,851	9,190,565	193,286	–
Registered Investment Companies
Unaffiliated	15,661,026	15,661,026	–	–
Affiliated	398,289,301	398,289,301	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	776,168	–	776,168	–
Mortgage-Backed Securities	30,446,419	–	30,446,419	–
U.S. Government & Agencies	35,528,518	–	35,528,518	–
Short-Term Investments	15,269,820	–	15,269,820	–
Subtotal Investments in Securities	$1,203,569,452	$1,110,552,718	$93,016,733	$1
Other Investments *	Total
Affiliated Registered Investment Companies	123,513,888
Affiliated Short-Term Investments	159,342,641
Collateral Held for Securities Loaned	10,142,988
Subtotal Other Investments	$292,999,517

Total Investments at Value	$1,496,568,969

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,509,255	3,509,255	–	–
Total Asset Derivatives	$3,509,255	$3,509,255	$–	$–
Liability Derivatives
Futures Contracts	4,454,260	4,454,260	–	–
Total Liability Derivatives	$4,454,260	$4,454,260	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

The following table presents Aggressive Allocation Portfolio’s futures contracts held as of September 30, 2019. Investments and/or cash totaling $15,269,820 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	33	December 2019	$7,127,844	($16,344)
CBOT U.S. Long Bond	20	December 2019	3,273,190	(26,940)
CME E-mini Russell 2000 Index	47	December 2019	3,720,739	(136,989)
CME E-mini S&P 500 Index	1,521	December 2019	228,542,863	(2,027,938)
CME Euro Foreign Exchange Currency	115	December 2019	15,908,990	(150,396)
CME Ultra Long Term U.S. Treasury Bond	24	December 2019	4,624,111	(18,361)
Eurex Euro STOXX 50 Index	412	December 2019	15,755,669	208,449
ICE mini MSCI EAFE Index	661	December 2019	63,049,265	(307,145)
ICE US mini MSCI Emerging Markets Index	1,493	December 2019	76,561,982	(1,770,147)
Total Futures Long Contracts			$418,564,653	($4,245,811)
CBOT 5-Yr. U.S. Treasury Note	(50)	December 2019	($6,002,969)	$45,547
CME E-mini NASDAQ 100 Index	(369)	December 2019	(58,255,708)	909,418
CME E-mini S&P Mid-Cap 400 Index	(845)	December 2019	(166,051,571)	2,290,571
Ultra 10-Yr. U.S. Treasury Note	(23)	December 2019	(3,330,613)	55,270
Total Futures Short Contracts			($233,640,861)	$3,300,806
Total Futures Contracts			$184,923,792	($945,005)

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Registered Investment Companies
Core International Equity	$55,844	$–	$–	$61,461	6,531	4.2%
Core Low Volatility Equity	49,967	3	–	62,053	5,120	4.3
Global Stock Fund	46,961	3,888	–	53,154	4,131	3.7
High Yield	8,766	398	–	9,775	2,064	0.6
Income	4,894	135	–	5,505	520	0.4
International Allocation	114,732	4,009	–	127,629	13,468	8.8
Large Cap Value	57,348	3,945	–	66,154	3,718	4.5
Limited Maturity Bond	9,546	193	–	9,937	1,001	0.7
Mid Cap Stock	67,778	7,740	–	80,311	4,395	5.5
Small Cap Stock	39,335	5,530	–	45,824	2,578	3.1
Total Affiliated Registered Investment Companies	455,171			521,803		35.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	161,996	180,151	182,804	159,343	15,934	11.0
Total Affiliated Short-Term Investments	161,996			159,343		11.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	9,815	99,953	99,625	10,143	10,143	0.7
Total Collateral Held for Securities Loaned	9,815			10,143		0.7
Total Value	$626,982			$691,289

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Registered Investment Companies
Core International Equity	$–	$5,617	–	$–
Core Low Volatility Equity	–	12,082	3	–
Global Stock	–	2,304	3,122	766
High Yield	–	610	–	398
Income	–	476	–	134
International Allocation	–	8,888	1,064	2,945
Large Cap Value	–	4,861	2,943	1,002
Limited Maturity Bond	–	199	–	193
Mid Cap Stock	–	4,793	7,253	487
Small Cap Stock	–	959	5,348	182
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	–	–	–	3,284
Total Income from Affiliated Investments				$9,391
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	33
Total Affiliated Income from Securities Loaned, Net				$33
Total Value	$–	$40,789	$19,733

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

ALL CAP PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (96.2%)	Value

Communications Services (7.2%)
1,140	Alphabet, Inc., Class Aa	$1,392,100
1,290	Alphabet, Inc., Class Ca	1,572,510
12,490	Facebook, Inc.[a]	2,224,219
16,170	Twitter, Inc.[a]	666,204
13,820	Walt Disney Company	1,801,022
14,690	Zayo Group Holdings, Inc.[a]	497,991

	Total	8,154,046

Consumer Discretionary (11.5%)
1,420	Amazon.com, Inc.[a]	2,464,992
850	AutoZone, Inc.[a]	921,927
890	Booking Holdings, Inc.[a]	1,746,723
4,790	Burlington Stores, Inc.[a]	957,138
10,720	Canada Goose Holdings, Inc.[a]	471,358
6,630	Dollar Tree, Inc.[a]	756,881
8,870	Las Vegas Sands Corporation	512,331
41,880	MGM Resorts International	1,160,914
13,490	NIKE, Inc.	1,266,981
8,480	Planet Fitness, Inc.[a]	490,738
18,690	Red Rock Resorts, Inc.	379,500
14,740	Starbucks Corporation	1,303,311
15,910	Toll Brothers, Inc.	653,105

	Total	13,085,899

Consumer Staples (5.4%)
3,980	Casey’s General Stores, Inc.	641,417
13,360	Church & Dwight Company, Inc.	1,005,207
4,540	Costco Wholesale Corporation	1,308,019
23,920	Cott Corporation	298,282
14,790	Molson Coors Brewing Company	850,425
19,020	Philip Morris International, Inc.	1,444,189
25,500	Turning Point Brands, Inc.	588,030

	Total	6,135,569

Energy (4.3%)
11,910	Chevron Corporation	1,412,526
6,760	Diamondback Energy, Inc.	607,792
38,080	Euronav NV	350,336
23,590	Marathon Petroleum Corporation	1,433,092
5,680	Pioneer Natural Resources Company	714,374
30,390	WPX Energy, Inc.[a]	321,830

	Total	4,839,950

Financials (14.0%)
16,210	Aflac, Inc.	848,107
7,090	American Express Company	838,605
14,410	Arch Capital Group, Ltd.[a]	604,932
17,900	Assured Guaranty, Ltd.	795,834
49,440	Bank of America Corporation	1,442,165
4,330	Cboe Global Markets, Inc.	497,560
20,060	Citigroup, Inc.	1,385,745
16,380	E*TRADE Financial Corporation	715,642
16,080	Essent Group, Ltd.	766,534
14,800	Hartford Financial Services Group, Inc.	897,028
10,170	IBERIABANK Corporation	768,242
14,420	Intercontinental Exchange, Inc.	1,330,533
10,800	J.P. Morgan Chase & Company	1,271,052
450	Markel Corporation[a]	531,855
9,981	Prosight Global, Inc.[a]	193,232
4,130	S&P Global, Inc.	1,011,767
74,060	SLM Corporation	653,580
2,410	SVB Financial Group[a]	503,570
16,840	Zions Bancorporations NA	749,717

	Total	15,805,700

Shares	Common Stock (96.2%)	Value

Health Care (12.0%)
15,700	Abbott Laboratories	$1,313,619
4,710	Becton, Dickinson and Company	1,191,441
11,930	BioMarin Pharmaceutical, Inc.[a]	804,082
19,530	Gilead Sciences, Inc.	1,237,811
18,740	GlaxoSmithKline plc ADR	799,823
33,170	Horizon Therapeutics plc[a]	903,219
5,790	Jazz Pharmaceuticals, Inc.[a]	741,931
17,680	Medtronic plc	1,920,402
2,380	Teleflex, Inc.	808,605
8,020	UnitedHealth Group, Inc.	1,742,906
6,460	Vertex Pharmaceuticals, Inc.[a]	1,094,453
2,220	Waters Corporation[a]	495,571
26,990	Wright Medical Group NVa	556,804

	Total	13,610,667

Industrials (11.7%)
25,100	Altra Industrial Motion Corporation	695,144
24,090	Arcosa, Inc.	824,119
13,870	BWX Technologies, Inc.	793,503
8,510	Honeywell International, Inc.	1,439,892
3,900	Huntington Ingalls Industries, Inc.	825,981
28,310	Johnson Controls International plc	1,242,526
7,720	Norfolk Southern Corporation	1,386,975
9,650	Parker Hannifin Corporation	1,742,886
19,190	Ritchie Brothers Auctioneers, Inc.	765,681
11,180	United Technologies Corporation	1,526,294
7,060	Waste Connections, Inc.	649,520
13,660	Willdan Group, Inc.[a]	479,193
10,750	Xylem, Inc.	855,915

	Total	13,227,629

Information Technology (19.8%)
9,270	Akamai Technologies, Inc.[a]	847,093
3,270	ANSYS, Inc.[a]	723,847
9,100	Apple, Inc.	2,038,127
5,320	Autodesk, Inc.[a]	785,764
6,310	Blackline, Inc.[a]	301,681
12,400	Ciena Corporation[a]	486,452
33,580	Cisco Systems, Inc.	1,659,188
8,890	Dolby Laboratories, Inc.	574,650
3,220	F5 Networks, Inc.[a]	452,152
14,180	Five9, Inc.[a]	762,033
28,860	Juniper Networks, Inc.	714,285
41,370	Lattice Semiconductor Corporation[a]	756,450
5,290	MasterCard, Inc.	1,436,605
23,610	Microsoft Corporation	3,282,498
6,970	New Relic, Inc.[a]	428,307
220,910	Nokia Oyj ADR	1,117,805
15,400	PayPal Holdings, Inc.[a]	1,595,286
7,380	Salesforce.com, Inc.[a]	1,095,487
10,150	Visa, Inc.	1,745,902
12,420	Xilinx, Inc.	1,191,078
27,160	Zuora, Inc.[a]	408,758

	Total	22,403,448

Materials (4.1%)
4,240	Balchem Corporation	420,565
5,210	Ball Corporation	379,340
24,110	CF Industries Holdings, Inc.	1,186,212
15,490	Eastman Chemical Company	1,143,627
3,370	FMC Corporation	295,482
34,840	Louisiana-Pacific Corporation	856,367
4,360	Neenah, Inc.	283,923
1,760	United States Lime & Minerals, Inc.	134,640

	Total	4,700,156

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

ALL CAP PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (96.2%)	Value

Real Estate (4.3%)
4,430	Alexandria Real Estate Equities, Inc.	$682,397
1,530	AvalonBay Communities, Inc.	329,455
5,900	Camden Property Trust	654,959
10,615	Cousins Properties, Inc.	399,018
2,360	Crown Castle International Corporation	328,064
19,750	Duke Realty Corporation	670,907
730	Equinix, Inc.	421,064
21,090	Physicians Realty Trust	374,347
4,390	Prologis, Inc.	374,116
8,630	QTS Realty Trust, Inc.	443,668
1,530	Simon Property Group, Inc.	238,145

	Total	4,916,140

Utilities (1.9%)
8,230	NorthWestern Corporation	617,661
11,460	PNM Resources, Inc.	596,837
33,000	Vistra Energy Corporation	882,090

	Total	2,096,588

	Total Common Stock (cost $103,691,719)	108,975,792

	Registered Investment Companies
Shares	(1.9%)	Value

Unaffiliated (1.9%)
7,740	SPDR S&P Homebuilders ETF	341,180
28,930	Utilities Select Sector SPDR Fund	1,872,928

	Total	2,214,108

	Total Registered Investment Companies (cost $2,000,618)	2,214,108

Shares	Short-Term Investments (1.9%)	Value

	Thrivent Core Short-Term Reserve Fund
216,760	2.230%	2,167,603

	Total Short-Term Investments (cost $2,167,603)	2,167,603

	Total Investments (cost $107,859,940) 100.0%	$113,357,503

	Other Assets and Liabilities, Net (<0.1%)	(47,788)

	Total Net Assets 100.0%	$113,309,715

a	Non-income producing security.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

ALL CAP PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	8,154,046	8,154,046	–	–
Consumer Discretionary	13,085,899	13,085,899	–	–
Consumer Staples	6,135,569	6,135,569	–	–
Energy	4,839,950	4,839,950	–	–
Financials	15,805,700	15,805,700	–	–
Health Care	13,610,667	13,610,667	–	–
Industrials	13,227,629	13,227,629	–	–
Information Technology	22,403,448	22,403,448	–	–
Materials	4,700,156	4,700,156	–	–
Real Estate	4,916,140	4,916,140	–	–
Utilities	2,096,588	2,096,588	–	–
Registered Investment Companies
Unaffiliated	2,214,108	2,214,108	–	–
Subtotal Investments in Securities	$111,189,900	$111,189,900	$–	$–
Other Investments *	Total
Affiliated Short-Term Investments	2,167,603
Subtotal Other Investments	$2,167,603

Total Investments at Value	$113,357,503

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$1,495	$9,903	$9,230	$2,168	217	1.9%

Total Affiliated Short-Term Investments	1,495			2,168		1.9

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	1,355	5,572	6,927	–	–	–

Total Collateral Held for Securities Loaned	1,355			–		–

Total Value	$2,850			$2,168

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$33

Total Income from Affiliated Investments				$33

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	0

Total Affiliated Income from Securities Loaned, Net				$0

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (15.6%)[a]	Value

Basic Materials (0.4%)
	Ball Metalpack Finco, LLC, Term Loan
$207,375	6.624%, (LIBOR 3M + 4.500%), 7/31/2025[b]	$194,414
	Big River Steel, LLC, Term Loan
416,500	7.104%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	412,335
	Hexion, Inc., Term Loan
210,000	5.820%, (LIBOR 3M + 3.500%), 7/1/2026[b]	209,212
	Momentive Performance Materials USA, LLC, Term Loan
336,158	5.300%, (LIBOR 1M + 3.250%), 5/15/2024[b]	333,636
	Pixelle Specialty Solutions, LLC, Term Loan
535,950	8.044%, (LIBOR 1M + 6.000%), 10/31/2024[b]	528,581
	Starfruit US Holdco, LLC, Term Loan
233,825	5.292%, (LIBOR 1M + 3.250%), 10/1/2025[b,d,e]	228,681

	Total	1,906,859

Capital Goods (1.2%)
	Advanced Disposal Services, Inc., Term Loan
366,687	4.197%, (LIBOR 1W + 2.250%), 11/10/2023[b]	367,651
	BWAY Holding Company, Term Loan
433,890	5.590%, (LIBOR 3M + 3.250%), 4/3/2024[b,d,e]	424,371
	Flex Acquisition Company, Inc. Term Loan
313,126	5.569%, (LIBOR 3M + 3.250%), 6/29/2025[b]	301,089
	GFL Environmental, Inc., Term Loan
1,073,495	5.044%, (LIBOR 1M + 3.000%), 5/31/2025[b]	1,063,909
	Natgasoline, LLC, Term Loan
431,737	5.813%, (LIBOR 3M + 3.500%), 11/14/2025[b,c]	430,658
	Navistar, Inc., Term Loan
763,375	5.530%, (LIBOR 1M + 3.500%), 11/6/2024[b]	758,841
	TransDigm, Inc., Term Loan
537,273	4.544%, (LIBOR 1M + 2.500%), 6/9/2023[b]	535,500
	Vertiv Group Corporation, Term Loan
1,123,174	6.044%, (LIBOR 1M + 4.000%), 11/15/2023[b]	1,067,015

	Total	4,949,034

Communications Services (3.9%)
	Altice France SA, Term Loan
342,125	4.794%, (LIBOR 1M + 2.750%), 7/31/2025[b]	333,250
	CenturyLink, Inc., Term Loan
1,727,305	4.794%, (LIBOR 1M + 2.750%), 1/31/2025[b]	1,714,834
	Charter Communications Operating, LLC, Term Loan
373,350	4.050%, (LIBOR 1M + 2.000%), 4/30/2025[b]	375,403

Principal Amount	Bank Loans (15.6%)[a]	Value

Communications Services (3.9%) - continued
	CommScope Inc., Term Loan
$915,000	5.294%, (LIBOR 1M + 3.250%), 4/4/2026[b]	$910,919
	CSC Holdings, LLC, Term Loan
630,487	4.278%, (LIBOR 1M + 2.250%), 7/17/2025[b]	629,472
1,077,300	5.028%, (LIBOR 1M + 3.000%), 4/15/2027[b]	1,077,300
220,000	0.000%, (LIBOR 1M + 2.500%), 4/27/2029[b,d,e]	220,000
1,120,000	0.000%, (LIBOR 1M + 2.500%), 4/27/2029[b,d,e]	1,121,400
	Diamond Sports Group, LLC, Term Loan
900,000	5.300%, (LIBOR 1M + 3.250%), 8/24/2026[b]	904,500
	Entercom Media Corporation, Term Loan
534,269	4.804%, (LIBOR 1M + 2.750%), 11/17/2024[b]	534,403
	Frontier Communications Corporation, Term Loan
891,072	5.800%, (LIBOR 1M + 3.750%), 6/15/2024[b]	888,211
	HCP Acquisition, LLC, Term Loan
691,857	5.044%, (LIBOR 1M + 3.000%), 5/16/2024[b]	690,646
	Intelsat Jackson Holdings SA, Term Loan
490,000	5.804%, (LIBOR 1M + 3.750%), 11/27/2023[b]	491,073
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
965,000	5.528%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	961,381
152,838	8.778%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	150,545
	Mediacom Illinois, LLC, Term Loan
339,825	3.680%, (LIBOR 1W + 1.750%), 2/15/2024[b]	340,250
	NEP Group, Inc., Term Loan
714,600	5.294%, (LIBOR 1M + 3.250%), 10/20/2025[b]	700,158
	Sprint Communications, Inc., Term Loan
1,413,750	4.563%, (LIBOR 1M + 2.500%), 2/3/2024[b]	1,402,709
550,838	5.063%, (LIBOR 1M + 3.000%), 2/3/2024[b]	548,943
	TNS, Inc., Term Loan
288,352	6.260%, (LIBOR 3M + 4.000%), 8/14/2022[b]	284,099
	Virgin Media Bristol, LLC, Term Loan
960,000	4.528%, (LIBOR 1M + 2.500%), 1/15/2026[b]	960,000
	WideOpenWest Finance, LLC, Term Loan
590,940	5.294%, (LIBOR 1M + 3.250%), 8/19/2023[b]	569,519
	Windstream Services, LLC, Term Loan
390,000	4.550%, (LIBOR 1M + 2.500%), 2/26/2021[b]	390,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (15.6%)[a]	Value

Communications Services (3.9%) - continued
$203,439	10.000%, (PRIME + 5.000%), 3/30/2021[b,f]	$206,194

	Total	16,405,209

Consumer Cyclical (2.5%)
	1011778 B.C., ULC, Term Loan
1,318,940	4.294%, (LIBOR 1M + 2.250%), 2/17/2024[b]	1,322,897
	Boyd Gaming Corporation, Term Loan
271,976	4.166%, (LIBOR 1W + 2.250%), 9/15/2023[b]	272,626
	Cengage Learning, Inc., Term Loan
923,936	6.294%, (LIBOR 1M + 4.250%), 6/7/2023[b]	872,353
	Eldorado Resorts, Inc., Term Loan
201,812	4.313%, (LIBOR 1M + 2.250%), 4/17/2024[b]	201,392
	Four Seasons Hotels, Ltd., Term Loan
564,836	4.044%, (LIBOR 1M + 2.000%), 11/30/2023[b]	567,270
	Golden Entertainment, Inc., Term Loan
1,032,550	5.060%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	1,035,132
	Golden Nugget, LLC, Term Loan
799,764	4.800%, (LIBOR 1M + 2.750%), 10/4/2023[b,d,e]	798,348
	IAA, Inc., Term Loan
221,625	4.313%, (LIBOR 1M + 2.250%), 6/28/2026[b]	222,456
	Mohegan Gaming and Entertainment, Term Loan
900,273	6.044%, (LIBOR 1M + 4.000%), 10/13/2023[b]	831,879
	Scientific Games International, Inc., Term Loan
1,824,111	4.876%, (LIBOR 1M + 2.750%), 8/14/2024[b]	1,807,019
	Staples, Inc., Term Loan
244,387	6.623%, (LIBOR 3M + 4.500%), 9/12/2024[b]	241,130
738,150	7.123%, (LIBOR 3M + 5.000%), 4/12/2026[b]	727,233
	Stars Group Holdings BV, Term Loan
911,838	5.604%, (LIBOR 3M + 3.500%), 7/10/2025[b]	915,257
	Tenneco, Inc., Term Loan
645,125	5.044%, (LIBOR 1M + 3.000%), 10/1/2025[b]	604,805

	Total	10,419,797

Consumer Non-Cyclical (2.9%)
	Air Medical Group Holdings, Inc., Term Loan
1,773,412	5.307%, (LIBOR 1M + 3.250%), 4/28/2022[b]	1,656,296
	Albertson’s LLC, Term Loan
1,335,000	4.794%, (LIBOR 1M + 2.750%), 8/17/2026[b,d,e]	1,342,863
	Amneal Pharmaceuticals, LLC, Term Loan
631,852	5.563%, (LIBOR 1M + 3.500%), 5/4/2025[b]	537,074

Principal Amount	Bank Loans (15.6%)[a]	Value

Consumer Non-Cyclical (2.9%) - continued
	Bausch Health Companies, Inc., Term Loan
$1,046,490	5.039%, (LIBOR 1M + 3.000%), 6/1/2025[b]	$1,050,310
	Chobani, LLC, Term Loan
537,240	5.544%, (LIBOR 1M + 3.500%), 10/7/2023[b]	532,206
	Endo International plc, Term Loan
1,431,344	6.313%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,300,290
	Energizer Holdings, Inc., Term Loan
314,400	4.375%, (LIBOR 1M + 2.250%), 1/2/2026[b]	314,205
	Grifols Worldwide Operations USA, Inc., Term Loan
589,875	4.197%, (LIBOR 1W + 2.250%), 1/31/2025[b]	592,712
	JBS USA LUX SA, Term Loan
606,950	4.544%, (LIBOR 1M + 2.500%), 5/1/2026[b]	609,481
	Libbey Glass, Inc., Term Loan
295,524	5.042%, (LIBOR 1M + 3.000%), 4/9/2021[b]	230,695
	Mallinckrodt International Finance SA, Term Loan
716,364	5.175%, (LIBOR 3M + 3.000%), 2/24/2025[b]	533,333
	McGraw-Hill Global Education Holdings, LLC, Term Loan
702,429	6.044%, (LIBOR 1M + 4.000%), 5/4/2022[b]	659,146
	MPH Acquisition Holdings, LLC, Term Loan
1,335,000	4.854%, (LIBOR 3M + 2.750%), 6/7/2023[b]	1,269,639
	Ortho-Clinical Diagnostics SA, Term Loan
1,256,150	5.563%, (LIBOR 3M + 3.250%), 6/1/2025[b]	1,213,127
	Plantronics, Inc., Term Loan
584,650	4.544%, (LIBOR 1M + 2.500%), 7/2/2025[b]	582,942
	R.R. Donnelly & Sons Company, Term Loan
99,749	7.044%, (LIBOR 3M + 5.000%), 1/15/2024[b]	99,998

	Total	12,524,317

Energy (1.1%)
	BCP Raptor II, LLC, Term Loan
403,988	6.794%, (LIBOR 1M + 4.750%), 12/19/2025[b]	361,904
	Calpine Corporation, Term Loan
597,519	4.610%, (LIBOR 3M + 2.500%), 1/15/2024[b]	598,666
	CONSOL Energy, Inc., Term Loan
432,825	6.550%, (LIBOR 1M + 4.500%), 9/28/2024[b]	428,497
	Consolidated Energy Finance SA, Term Loan
395,000	4.547%, (LIBOR 3M + 2.500%), 5/7/2025[b,c]	382,163
	Fieldwood Energy, LLC, Term Loan
435,000	7.506%, (LIBOR 3M + 5.250%), 4/11/2022[b]	376,031

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (15.6%)[a]	Value
Energy (1.1%) - continued
	HFOTCO, LLC, Term Loan
$962,812	4.800%, (LIBOR 1M + 2.750%), 6/26/2025[b]	$959,809
	Radiate Holdco, LLC, Term Loan
1,552,141	5.044%, (LIBOR 1M + 3.000%), 2/1/2024[b]	1,545,079

	Total	4,652,149

Financials (2.3%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
736,822	3.794%, (LIBOR 1M + 1.750%), 1/15/2025[b]	739,091
	Cyxtera DC Holdings, Inc., Term Loan
190,612	5.040%, (LIBOR 1M + 3.000%), 5/1/2024[b]	171,279
105,000	9.300%, (LIBOR 1M + 7.250%), 5/1/2025[b]	85,488
	Digicel International Finance, Ltd., Term Loan
948,074	5.340%, (LIBOR 3M + 3.250%), 5/27/2024[b]	819,297
	Genworth Holdings, Inc., Term Loan
172,375	6.670%, (LIBOR 2M + 4.500%), 3/7/2023[b,c]	172,806
	GGP Nimbus, LLC, Term Loan
1,044,450	4.544%, (LIBOR 1M + 2.500%), 8/24/2025[b]	1,029,441
	Grizzly Finco, Term Loan
712,800	5.569%, (LIBOR 3M + 3.250%), 10/1/2025[b]	706,413
	Harland Clarke Holdings Corporation, Term Loan
816,801	6.854%, (LIBOR 3M + 4.750%), 11/3/2023[b]	635,063
	Level 3 Parent, LLC, Term Loan
1,275,000	4.294%, (LIBOR 1M + 2.250%), 2/22/2024[b]	1,276,861
	MoneyGram International, Inc., Term Loan
404,287	8.044%, (LIBOR 1M + 6.000%), 6/30/2023[b,c]	380,030
	NCR Corporation, Delayed Draw
328,000	0.000%, (LIBOR 3M + 2.500%), 8/28/2026[b,d,e]	328,410
	NCR Corporation, Term Loan
287,000	0.000%, (LIBOR 3M + 2.500%), 8/28/2026[b,d,e]	287,359
	Sable International Finance, Ltd., Term Loan
1,491,307	5.294%, (LIBOR 2M + 3.250%), 1/31/2026[b]	1,496,482
	Trans Union, LLC, Term Loan
526,568	4.044%, (LIBOR 1M + 2.000%), 4/9/2023[b]	528,032
	Tronox Finance, LLC, Term Loan
1,307,080	4.817%, (LIBOR 1M + 2.750%), 9/22/2024[b]	1,305,916

	Total	9,961,968

Technology (1.0%)
	Clear Channel Outdoor Holdings, Inc., Term Loan
1,120,000	5.544%, (LIBOR 1M + 3.500%), 8/23/2026[b]	1,122,397

Principal Amount	Bank Loans (15.6%)[a]	Value
Technology (1.0%) - continued
	Prime Security Services Borrower, LLC, Term Loan
$1,150,000	0.000%, (LIBOR 1M + 3.250%), 9/23/2026[b,d,e]	$1,137,246
	Rackspace Hosting, Inc., Term Loan
1,500,856	5.287%, (LIBOR 3M + 3.000%), 11/3/2023[b]	1,374,919
	SS&C Technologies Holdings Europe SARL, Term Loan
198,099	4.294%, (LIBOR 1M + 2.250%), 4/16/2025[b]	198,594
	SS&C Technologies, Inc., Term Loan
299,911	4.294%, (LIBOR 1M + 2.250%), 4/16/2025[b]	300,661

	Total	4,133,817

Utilities (0.3%)
	Core and Main, LP, Term Loan
486,337	4.863%, (LIBOR 1M + 2.750%), 8/1/2024[b]	481,781
	EnergySolutions, LLC, Term Loan
345,625	5.854%, (LIBOR 3M + 3.750%), 5/11/2025[b]	320,567
	Talen Energy Supply, LLC, Term Loan
290,000	5.792%, (LIBOR 1M + 3.750%), 7/8/2026[b]	289,275
	TerraForm Power Operating, LLC, Term Loan
315,188	4.044%, (LIBOR 1M + 2.000%), 11/8/2022[b,c]	315,582

	Total	1,407,205

	Total Bank Loans (cost $67,657,924)	66,360,355

Shares	Common Stock (46.7%)	Value
Communications Services (2.5%)
4,966	Activision Blizzard, Inc.	262,801
1,712	Alphabet, Inc., Class Ag	2,090,592
908	Alphabet, Inc., Class Cg	1,106,852
81,377	Auto Trader Group plc[h]	510,041
4,940	CBS Corporation	199,428
24,690	Comcast Corporation	1,113,025
12,040	DISH Network Corporation[g]	410,203
5,611	Facebook, Inc.[g]	999,207
42,000	HKT Trust and HKT, Ltd.	66,625
1,462	Ipsos SA	41,647
6,300	KDDI Corporation	164,384
41,714	Mediaset Espana Comunicacion SAi	268,883
3,458	Rightmove plc	23,398
19,505	Seven West Media, Ltd.[g]	5,139
19,648	Telenor ASA	394,215
65,975	Telstra Corporation, Ltd.	156,391
14,400	TV Asahi Holdings Corporation	227,324
13,024	Twitter, Inc.[g]	536,589
26,920	Verizon Communications, Inc.	1,624,891
3,253	Wolters Kluwer NV	237,356
8,025	Zillow Group, Inc.[g]	237,099

	Total	10,676,090

Consumer Discretionary (4.3%)
1,740	Alibaba Group Holding, Ltd. ADR[g]	290,980
1,536	Amazon.com, Inc.[g]	2,666,358
1,900	AOKI Holdings, Inc.	18,324
3,000	Aoyama Trading Company, Ltd.	52,360

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (46.7%)	Value

Consumer Discretionary (4.3%) - continued
4,062	Aptiv plc	$355,100
2,100	Autobacs Seven Company, Ltd.	34,439
24,079	Barratt Developments plc	191,683
4,600	Benesse Holdings, Inc.	119,831
8,426	Berkeley Group Holdings plc	432,626
331	Booking Holdings, Inc.[g]	649,624
2,934	Bright Horizons Family Solutions, Inc.[g]	447,435
1,186	Century Casinos, Inc.[g]	9,168
3,404	Children’s Place, Inc.[i]	262,074
2,400	Chiyoda Company, Ltd.	37,699
2,376	Cie Generale des Etablissements Michelin	264,552
47,000	Citizen Watch Company, Ltd.	230,581
1,459	Compass Group plc	37,544
4,737	Countryside Properties plc[h]	19,554
6,868	Crocs, Inc.[g]	190,656
5,171	D.R. Horton, Inc.	272,563
13,400	Denso Corporation	592,111
1,009	Emerald Expositions Events, Inc.	9,818
8,359	Etsy, Inc.[g]	472,283
900	Exedy Corporation	17,647
3,490	G-III Apparel Group, Ltd.[g]	89,937
8,558	Harley-Davidson, Inc.	307,831
6,866	Home Depot, Inc.	1,593,049
9,740	Lowe’s Companies, Inc.	1,071,010
2,350	Lululemon Athletica, Inc.[g]	452,445
800	McDonald’s Corporation	171,768
1,350	Mohawk Industries, Inc.[g]	167,494
42,469	Moneysupermarket.com Group plc	197,502
4,371	Movado Group, Inc.	108,663
1,233	Netflix, Inc.[g]	329,975
14,600	NHK Spring Company, Ltd.	112,002
6,526	NIKE, Inc.	612,922
114,000	Nissan Motor Company, Ltd.	711,743
5,975	Norwegian Cruise Line Holdings, Ltd.[g]	309,326
2,100	Onward Holdings Company, Ltd.	10,941
2,447	Oxford Industries, Inc.	175,450
8,400	Park24 Company, Ltd.	195,141
2,928	Playa Hotels and Resorts NVg	22,926
1,600	Plenus Company, Ltd.	26,880
13,180	Red Rock Resorts, Inc.	267,620
21,141	Redrow plc	160,554
2,950	RHg,i	503,949
1,500	Rinnai Corporation	101,074
4,200	Sangetsu Company, Ltd.	79,340
26,600	Sekisui House, Ltd.	524,876
1,100	SHIMAMURA Company, Ltd.	87,392
3,390	Sony Corporation ADR	200,451
3,150	Starbucks Corporation	278,523
1,000	Sumitomo Forestry Company, Ltd.	13,352
37,400	Sumitomo Rubber Industries, Ltd.	445,358
7,535	Super Retail Group, Ltd.	50,457
800	Takara Standard Company, Ltd.	13,244
81,076	Taylor Wimpey plc	160,929
11,563	Toll Brothers, Inc.	474,661
17,900	Toyoda Gosei Company, Ltd.	360,352
1,700	United Arrows, Ltd.	49,772
2,842	WH Smith plc	69,444
13,000	Yahoo Japan Corporation	36,626
4,582	Zumiez, Inc.[g]	145,135
	Total	18,365,124

Consumer Staples (3.3%)
2,500	Arcs Company, Ltd.	52,566

Shares	Common Stock (46.7%)	Value

Consumer Staples (3.3%) - continued
5,356	Bunge, Ltd.	$303,257
3,329	Carlsberg AS	491,953
1,449	Casey’s General Stores, Inc.	233,521
12,003	Coca-Cola Company	653,443
12,412	Colgate-Palmolive Company	912,406
780	Costco Wholesale Corporation	224,726
24,397	Cott Corporation	304,231
3,555	ForFarmers BV	22,394
799	Glanbia plc	9,928
25,889	Hain Celestial Group, Inc.[g,i]	555,966
58,000	Japan Tobacco, Inc.	1,270,759
2,564	John B. Sanfilippo & Son, Inc.	247,682
2,190	Kimberly-Clark Corporation	311,089
446	L’Oreal SA	124,733
800	Ministop Company, Ltd.	10,309
4,228	Monster Beverage Corporation[g]	245,478
6,734	Nestle SA	730,333
7,383	PepsiCo, Inc.	1,012,209
6,300	Philip Morris International, Inc.	478,359
8,032	Procter & Gamble Company	999,020
7,300	Sugi Holdings Company, Ltd.	396,174
15,100	Sundrug Company, Ltd.	476,456
30,271	SunOpta, Inc.[g]	54,488
6,325	TreeHouse Foods, Inc.[g]	350,721
1,200	TSURUHA Holdings, Inc.	131,044
7,703	Turning Point Brands, Inc.	177,631
12,763	Unilever NV	766,388
20,891	Unilever plc	1,255,584
10,779	Wal-Mart Stores, Inc.	1,279,252
	Total	14,082,100

Energy (2.0%)
13,000	BP plc ADR[i]	493,870
10,480	Chevron Corporation	1,242,928
6,067	Contura Energy, Inc.[g]	169,633
2,800	Diamondback Energy, Inc.	251,748
18,650	Enbridge, Inc.	654,242
30,476	Enterprise Products Partners, LP	871,004
16,025	EQT Corporation	170,506
37,776	Euronav NV	347,539
420	Exxon Mobil Corporation	29,656
571	Gaztransport Et Technigaz SA	56,494
11,208	Halliburton Company	211,271
34,170	Marathon Oil Corporation	419,266
9,677	Marathon Petroleum Corporation	587,878
9,096	Nine Energy Service, Inc.[g]	56,122
19,091	Pacific Drilling SAg,i	74,646
29,850	Patterson-UTI Energy, Inc.	255,218
3,047	Pioneer Natural Resources Company	383,221
25,327	Royal Dutch Shell plc, Class A	742,785
34,972	Royal Dutch Shell plc, Class B	1,033,608
5,030	Talos Energy, Inc.[g]	102,260
24,598	WPX Energy, Inc.[g]	260,493
	Total	8,414,388

Financials (8.2%)
4,290	AB Industrivarden	93,848
8,940	Aflac, Inc.	467,741
4,392	Allianz SE	1,022,338
17,100	Ally Financial, Inc.	567,036
1,319	American Express Company	156,011
5,662	American Financial Group, Inc.	610,647
5,430	American International Group, Inc.	302,451
2,551	Ameriprise Financial, Inc.	375,252
6,464	Ares Capital Corporation	120,457

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (46.7%)	Value

Financials (8.2%) - continued
1,455	Argo Group International Holdings, Ltd.	$102,199
23,734	Assured Guaranty, Ltd.	1,055,214
1,413	Baloise Holding AG	253,174
47,211	Bank Leumi Le-Israel BM	336,134
56,639	Bank of America Corporation	1,652,160
308	Bank of Marin Bancorp	12,779
11,384	Bank of Montreal	838,473
2,449	Berkshire Hathaway, Inc.[g]	509,441
1,056	BlackRock, Inc.	470,596
1,692	BOK Financial Corporation	133,922
6,681	Bridgewater Bancshares, Inc.[g]	79,771
4,170	BrightSphere Investment Group	41,325
7,530	Capital One Financial Corporation	685,079
5,647	Charles Schwab Corporation	236,214
2,830	Chubb, Ltd.	456,875
48,829	CI Financial Corporation	712,431
19,931	Citigroup, Inc.	1,376,833
17,883	CNP Assurances	345,583
3,924	Cohen & Steers, Inc.	215,545
3,360	Comerica, Inc.	221,726
1,246	Community Trust Bancorp, Inc.	53,055
43,500	DBS Group Holdings, Ltd.	786,963
784	Deutsche Boerse AG	122,272
16,170	Deutsche Pfandbriefbank AGh	197,143
27,878	Direct Line Insurance Group plc	102,856
20,435	DnB ASA	360,228
12,522	E*TRADE Financial Corporation	547,086
2,033	Ellington Residential Mortgage REIT	21,428
8,645	Euronext NVh	707,863
313	FBL Financial Group, Inc.	18,627
23,200	Fifth Third Bancorp	635,216
370	Financial Institutions, Inc.	11,167
2,571	First Busey Corporation	64,995
754	First Citizens BancShares, Inc.	355,549
335	First Defiance Financial Corporation	9,703
140	First Financial Corporation	6,086
5,220	First Interstate BancSystem, Inc.	210,053
239	First Mid-Illinois Bancshares, Inc.	8,274
4,300	First Republic Bank	415,810
66,501	FlexiGroup, Ltd.	114,668
872	Goldman Sachs Group, Inc.	180,704
1,668	Great Southern Bancorp, Inc.	94,993
1,912	Hamilton Lane, Inc.	108,907
17,491	Hartford Financial Services Group, Inc.	1,060,129
4,282	Heartland Financial USA, Inc.	191,577
18,160	Heritage Commerce Corporation	213,471
958	Hometrust Bancshares, Inc.	24,975
4,063	Horace Mann Educators Corporation	188,239
2,151	Houlihan Lokey, Inc.	97,010
97,562	HSBC Holdings plc	747,541
4,649	IBERIABANK Corporation	351,185
433	Independent Bank Corporation	9,229
4,228	Intercontinental Exchange, Inc.	390,118
110,467	Israel Discount Bank, Ltd.	485,523
9,372	J.P. Morgan Chase & Company	1,102,991
1,761	Kemper Corporation	137,270
32,720	KeyCorp	583,725
646	Lakeland Bancorp, Inc.	9,968
7,771	Laurentian Bank of Canada	264,127
38,873	Manulife Financial Corporation	712,997
504	Markel Corporation[g]	595,678
63,741	Medibank Private, Ltd.	146,383
8,597	Meridian Bancorp, Inc.	161,194
7,830	MetLife, Inc.	369,263

Shares	Common Stock (46.7%)	Value

Financials (8.2%) - continued
3,229	MidWestOne Financial Group, Inc.	$98,549
504	Moody’s Corporation	103,234
6,540	Morgan Stanley	279,062
7,050	National Bank of Canada	350,784
4,457	Northern Trust Corporation	415,927
2,245	Paragon Banking Group plc	13,313
2,150	Pargesa Holding SA	165,375
11,608	PCSB Financial Corporation	232,044
266	Peapack-Gladstone Financial Corporation	7,456
1,635	Primerica, Inc.	208,021
7,949	Prosight Global, Inc.[g]	153,893
2,560	Prudential Financial, Inc.	230,272
214	QCR Holdings, Inc.	8,128
15,700	Radian Group, Inc.	358,588
5,010	Raymond James Financial, Inc.	413,125
3,982	Royal Bank of Canada	323,014
1,087	S&P Global, Inc.	266,293
9,066	Santander Consumer USA Holdings, Inc.	231,274
8,753	Seacoast Banking Corporation of Florida[g]	221,538
2,600	Senshu Ikeda Holdings, Inc.	4,514
11,411	Skandinaviska Enskilda Banken AB	104,852
26,566	SLM Corporation	234,445
3,825	State Auto Financial Corporation	123,892
2,414	State Street Corporation	142,885
4,983	Sun Life Financial, Inc.	222,812
10,092	Synovus Financial Corporation	360,890
4,631	Topdanmark AS	223,549
19,688	Toronto-Dominion Bank	1,147,977
4,489	TrustCo Bank Corporation	36,585
13,610	U.S. Bancorp	753,177
5,215	United Community Banks, Inc.	147,845
218	Washington Trust Bancorp, Inc.	10,532
116	Wells Fargo & Company	5,851
20,905	Zions Bancorporations NA	930,691
	Total	34,957,881

Health Care (6.1%)
4,303	Abbott Laboratories	360,032
4,672	Amgen, Inc.	904,079
2,217	Amplifon SPA	54,391
2,486	Anthem, Inc.	596,889
12,600	Bausch Health Companies, Inc.[g]	275,310
670	Becton, Dickinson and Company	169,483
582	Biogen, Inc.[g]	135,501
2,766	Catalent, Inc.[g]	131,828
1,150	Cigna Holding Company	174,558
12,207	CVS Health Corporation	769,895
8,174	Danaher Corporation	1,180,571
4,868	Edwards Lifesciences Corporation[g]	1,070,522
19,614	Gilead Sciences, Inc.	1,243,135
56,396	GlaxoSmithKline plc	1,208,820
22,376	Halozyme Therapeutics, Inc.[g]	347,052
732	Humana, Inc.	187,150
916	Illumina, Inc.[g]	278,666
739	Intuitive Surgical, Inc.[g]	399,008
2,550	Jazz Pharmaceuticals, Inc.[g]	326,757
16,438	Johnson & Johnson	2,126,748
1,100	KYORIN Holdings, Inc.	18,261
2,075	LHC Group, Inc.[g]	235,637
2,125	Ligand Pharmaceuticals, Inc.[g,i]	211,522
381	LNA Sante	19,472
17,338	Medtronic plc	1,883,254
17,594	Merck & Company, Inc.	1,481,063

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (46.7%)	Value

Health Care (6.1%) - continued
5,300	Mitsubishi Tanabe Pharma Corporation	$58,408
1,140	Neurocrine Biosciences, Inc.[g]	102,725
18,215	Novartis AG	1,580,825
28,076	Novo Nordisk AS	1,450,861
8,804	Optinose, Inc.[g,i]	61,628
1,116	PerkinElmer, Inc.	95,050
12,170	Pfizer, Inc.	437,268
9,871	Recordati SPA	423,357
4,857	Roche Holding AG	1,414,187
6,177	Syneos Health, Inc.[g]	328,678
3,992	Thermo Fisher Scientific, Inc.	1,162,750
8,156	UnitedHealth Group, Inc.	1,772,462
2,950	Universal Health Services, Inc.	438,813
1,524	Vertex Pharmaceuticals, Inc.[g]	258,196
16,080	Wright Medical Group NVg	331,730
3,302	Zoetis, Inc.	411,396
	Total	26,117,938

Industrials (6.7%)
1,359	Aalberts NV	53,818
3,877	ACS Actividades de Construccion y Servicios, SA	154,910
10,158	AGCO Corporation	768,961
16,897	Altra Industrial Motion Corporation	467,962
6,987	AMETEK, Inc.	641,546
6,636	Arcosa, Inc.	227,018
5,064	ASGN, Inc.[g]	318,323
23,174	Atlas Copco AB, Class A	713,600
12,472	Atlas Copco AB, Class B	337,730
2,904	AZZ, Inc.	126,498
910	Boeing Company	346,228
1,989	CBIZ, Inc.[g]	46,741
2,441	CIA De Distribucion Integral	47,563
1,833	Crane Company	147,795
1,082	CSW Industrials, Inc.	74,690
3,792	CSX Corporation	262,672
4,971	Curtiss-Wright Corporation	643,098
10,710	Delta Air Lines, Inc.	616,896
6,012	EMCOR Group, Inc.	517,753
7,366	Emerson Electric Company	492,491
4,904	Encore Wire Corporation	275,997
29	Geberit AG	13,859
5,705	General Dynamics Corporation	1,042,475
289	Gorman-Rupp Company	10,054
1,903	Granite Construction, Inc.	61,143
1,900	GS Yuasa Corporation	33,000
32,976	GWA Group, Ltd.[i]	75,489
500	Hanwa Company, Ltd.	13,728
5,900	Hino Motors, Ltd.	48,894
12,574	Honeywell International, Inc.	2,127,521
3,450	Huntington Ingalls Industries, Inc.	730,676
1,455	ICF International, Inc.	122,904
2,717	IDEX Corporation	445,262
3,900	Inaba Denki Sangyo Company, Ltd.	171,254
3,440	Ingersoll-Rand plc	423,842
7,580	Johnson Controls International plc	332,686
9,274	Koninklijke Philips NV	428,544
9,393	Legrand SA	670,380
2,691	Lockheed Martin Corporation	1,049,651
39,200	Marubeni Corporation	261,424
400	Masonite International Corporation[g]	23,200
16,900	Mitsubishi Corporation	416,127
3,000	Mitsuboshi Belting, Ltd.	49,392
36,800	Mitsui & Company, Ltd.	604,492
6,559	MRC Global, Inc.[g]	79,561

Shares	Common Stock (46.7%)	Value

Industrials (6.7%) - continued
12,813	National Express Group plc	$68,215
9,800	Nitto Kogyo Corporation	186,334
5,470	Nobina ABh	34,185
3,380	Norfolk Southern Corporation	607,251
3,906	Northgate plc	15,849
1,550	Old Dominion Freight Line, Inc.	263,454
18,315	PageGroup plc	98,730
2,350	Parker Hannifin Corporation	424,434
16,902	Primoris Services Corporation	331,448
4,342	Raven Industries, Inc.	145,283
33,536	RELX plc	796,467
7,504	Ritchie Brothers Auctioneers, Inc.	299,410
749	Roper Industries, Inc.	267,093
1,787	Saia, Inc.[g]	167,442
6,079	Sandvik AB	94,638
7,119	Schneider Electric SE	622,502
16,396	Signify NVh	450,606
22,474	SKF AB	371,116
58,400	Sojitz Corporation	181,675
15,450	Southwest Airlines Company	834,455
1,573	Spirax-Sarco Engineering plc	151,548
775	Standex International Corporation	56,529
32,200	Sumitomo Corporation	504,106
52,400	Sumitomo Electric Industries, Ltd.	668,699
1,500	Taikisha, Ltd.	45,417
1,925	Teledyne Technologies, Inc.[g]	619,831
4,200	Toppan Forms Company, Ltd.	39,894
2,814	Transcontinental, Inc.	32,880
3,100	Tsubakimoto Chain Company	99,781
219	UniFirst Corporation	42,731
5,550	United Airlines Holdings, Inc.[g]	490,676
12,404	United Technologies Corporation	1,693,394
2,300	Valmont Industries, Inc.	318,412
5,777	Verisk Analytics, Inc.	913,575
1,076	Waste Connections, Inc.	98,992
1,700	Yuasa Trading Company, Ltd.	48,664
	Total	28,603,564

Information Technology (9.0%)
3,630	Accenture plc	698,230
2,028	Advanced Energy Industries, Inc.[g]	116,427
32,466	Advanced Micro Devices, Inc.[g]	941,189
9,350	Akamai Technologies, Inc.[g]	854,403
3,450	Alliance Data Systems Corporation	442,048
8,324	Amadeus IT Holding SA	596,430
6,430	Amphenol Corporation	620,495
2,946	ANSYS, Inc.[g]	652,127
14,701	Apple, Inc.	3,292,583
636	Arista Networks, Inc.[g]	151,953
4,702	Automatic Data Processing, Inc.	758,997
3,918	Blackline, Inc.[g]	187,320
23,500	Canon, Inc.	628,441
7,030	Capgemini SA	827,794
16,220	CGI, Inc.[g]	1,282,566
18,169	Ciena Corporation[g]	712,770
67,432	Cisco Systems, Inc.	3,331,815
3,627	Clearwater Energy, Inc.	62,892
2,886	Computer Services, Inc.	131,313
24,499	Computershare, Ltd.	267,819
6,050	DocuSign, Inc.[g]	374,616
12,809	Dolby Laboratories, Inc.	827,974
1,932	Euronet Worldwide, Inc.[g]	282,652
447	Fair Isaac Corporation[g]	135,673
1,546	Fiserv, Inc.[g]	160,150
30,285	Halma plc	733,058

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (46.7%)	Value
Information Technology (9.0%) - continued
377	International Business Machines Corporation	$54,823
2,906	Intuit, Inc.	772,822
3,400	KLA-Tencor Corporation	542,130
727	Lam Research Corporation	168,017
5,400	Lattice Semiconductor Corporation[g]	98,739
5,748	MasterCard, Inc.	1,560,984
16,061	Micron Technology, Inc.[g]	688,214
36,430	Microsoft Corporation	5,064,863
321	MicroStrategy, Inc.[g]	47,627
856	Monolithic Power Systems, Inc.	133,219
1,370	Motorola Solutions, Inc.	233,462
6,843	National Instruments Corporation	287,338
5,200	NEC Networks & System Integration Corporation	141,614
1,610	Nice, Ltd. ADR[g]	231,518
1,603	NVIDIA Corporation	279,034
16,878	Oracle Corporation	928,796
5,127	PayPal Holdings, Inc.[g]	531,106
5,577	Plexus Corporation[g]	348,618
3,960	QUALCOMM, Inc.	302,069
2,006	Rogers Corporation[g]	274,240
2,100	Ryoyo Electro Corporation	36,022
9,332	SailPoint Technologies Holdings, Inc.[g]	174,415
2,742	Salesforce.com, Inc.[g]	407,022
328	Samsung Electronics Company, Ltd. GDR	334,193
10,000	Shinko Electric Industries Company, Ltd.	85,820
2,537	Square, Inc.[g]	157,167
4,500	Synopsys, Inc.[g]	617,625
5,614	TE Connectivity, Ltd.	523,113
8,500	Teradata Corporation[g]	263,500
8,550	Teradyne, Inc.	495,130
12,742	Texas Instruments, Inc.	1,646,776
400	TTM Technologies, Inc.[g]	4,878
1,287	VeriSign, Inc.[g]	242,767
5,784	Virtusa Corporation[g]	208,340
5,679	Visa, Inc.	976,845
704	Workday, Inc.[g]	119,652
	Total	38,054,233

Materials (1.7%)
8,980	Alcoa Corporation[g]	180,229
1,399	Balchem Corporation	138,767
6,750	Ball Corporation	491,467
22,718	BHP Group, Ltd.	561,375
3,321	Boise Cascade Company	108,231
9,200	CF Industries Holdings, Inc.	452,640
7,150	Eastman Chemical Company	527,885
4,450	Ecolab, Inc.	881,278
10,031	Granges AB	102,367
1,859	Hexpol AB	14,269
2,700	Hokuetsu Corporation	13,567
14,800	JSR Corporation	238,291
1,133	Kadant, Inc.	99,466
874	Kaiser Aluminum Corporation	86,500
4,511	Koninklijke DSM NV	543,044
9,800	Kyoei Steel, Ltd.	184,653
1,600	Lintec Corporation	31,851
13,077	Louisiana-Pacific Corporation	321,433
9,900	Mitsubishi Gas Chemical Company, Inc.	133,154
1,300	Nippon Kayaku Company, Ltd.	15,588
40,900	Nippon Steel Corporation	573,105
3,820	Nucor Corporation	194,476

Shares	Common Stock (46.7%)	Value
Materials (1.7%) - continued
953	PPG Industries, Inc.	$112,940
22,087	Sandfire Resources NL	97,905
500	Sanyo Special Steel Company, Ltd.	6,703
11,150	Steel Dynamics, Inc.	332,270
1,500	Taiyo Holdings Company, Ltd.	50,707
6,800	Toagosei Company, Ltd.	77,111
2,043	United States Lime & Minerals, Inc.	156,290
7,426	UPM-Kymmene Oyj	219,280
10,156	Verso Corporation[g]	125,731
	Total	7,072,573

Real Estate (1.9%)
2,634	Agree Realty Corporation	192,677
3,256	Alexandria Real Estate Equities, Inc.	501,554
3,488	Allied Properties REIT	141,036
3,480	Alstria Office REIT AG	59,702
7,101	American Campus Communities, Inc.	341,416
2,335	American Tower Corporation	516,338
5,914	Apple Hospitality REIT, Inc.	98,054
27,000	Ascendas REIT	60,977
5,107	Camden Property Trust	566,928
7,996	Castellum AB	171,186
3,846	Choice Properties REIT	41,919
94	Cofinimmo SA	13,237
1,122	CoreSite Realty Corporation	136,716
7,046	Cousins Properties, Inc.	264,859
4,100	Daito Trust Construction Company, Ltd.	525,122
809	Deutsche EuroShop AG	22,819
2,655	Digital Realty Trust, Inc.	344,646
11,973	Duke Realty Corporation	406,723
1,060	Entra ASA[h]	16,625
1,564	First Capital Realty, Inc.	26,054
32	GLP J-Reit	42,440
5,808	Granite REIT	281,227
1,980	H&R REIT	34,568
27,971	Host Hotels & Resorts, Inc.	483,619
57,000	Hysan Development Company, Ltd.	229,860
14,842	Klepierre SA	504,043
317	LEG Immobilien AG	36,276
25,800	Mapletree Commercial Trust	42,769
17,200	Mapletree Logistics Trust	20,163
5,203	Merlin Properties Socimi SA	72,641
10,976	MGIC Investment Corporation	138,078
148,528	Mirvac Group	306,839
7,759	Physicians Realty Trust	137,722
2,398	PSP Swiss Property AG	304,455
6,000	QTS Realty Trust, Inc.	308,460
5,259	Quebecor, Inc.	119,403
4,409	RioCan REIT	87,791
19,000	Road King Infrastructure, Ltd.	32,095
1,034	Swiss Prime Site AG	101,192
7,581	TAG Immobilien AG	173,003
1,978	Terreno Realty Corporation	101,056
44,700	Wing Tai Holdings, Ltd.	66,295
	Total	8,072,583

Utilities (1.0%)
34,369	AGL Energy, Ltd.	444,631
8,250	Alliant Energy Corporation	444,923
6,900	CMS Energy Corporation	441,255
7,696	Contact Energy, Ltd.	41,161
20,751	Enagas SA	479,692
4,650	Entergy Corporation	545,724
17,052	Exelon Corporation	823,782
2,682	New Jersey Resources Corporation	121,280

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (46.7%)	Value
Utilities (1.0%) - continued
2,751	Northland Power, Inc.	$52,784
1,903	NorthWestern Corporation	142,820
4,451	PNM Resources, Inc.	231,808
5,850	Public Service Enterprise Group, Inc.	363,168
1,785	Spire, Inc.	155,723
398	Unitil Corporation	25,249
	Total	4,314,000

	Total Common Stock (cost $181,228,549)	198,730,474

Principal Amount	Long-Term Fixed Income (24.9%)	Value
Asset-Backed Securities (2.2%)
	Babson CLO, Ltd.
675,000	5.178%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,h	630,950
	Bayview Opportunity Master Fund Trust
379,036	3.228%, 8/28/2034, Ser. 2019-LT1, Class A1[h]	379,153
	Benefit Street Partners CLO IV, Ltd.
300,000	4.028%, (LIBOR 3M + 1.750%), 1/20/2029, Ser. 2014-IVA, Class A2RRb,h	299,857
	Business Jet Securities, LLC
401,654	4.447%, 6/15/2033, Ser. 2018-2, Class Ah	408,743
	Cent CLO, LP
850,000	4.576%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,h	843,292
	College Ave Student Loans, LLC
244,437	3.668%, (LIBOR 1M + 1.650%), 11/26/2046, Ser. 2017-A, Class A1[b,h]	245,317
	Foundation Finance Trust
202,929	3.300%, 7/15/2033, Ser. 2017-1A, Class Ah	203,835
	Harley Marine Financing, LLC
453,375	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[h]	396,703
	Madison Park Funding XIV, Ltd.
500,000	3.678%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,h	493,677
	OHA Credit Funding 1, Ltd.
390,000	3.728%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2[b,h]	385,244
	OZLM Funding II, Ltd.
785,000	3.766%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,h	777,836
	OZLM IX, Ltd.
425,000	3.828%, (LIBOR 3M + 1.550%), 10/20/2031, Ser. 2014-9A, Class A1BRb,h	422,828
	Palmer Square Loan Funding, Ltd.
300,000	4.528%, (LIBOR 3M + 2.250%), 4/20/2027, Ser. 2019-1A, Class Bb,h	297,550

Principal Amount	Long-Term Fixed Income (24.9%)	Value
Asset-Backed Securities (2.2%) - continued
	Park Avenue Institutional Advisers CLO, Ltd.
$800,000	3.778%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,h	$787,889
	Preston Ridge Partners Mortgage Trust, LLC
45,831	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[h,j]	45,931
	Pretium Mortgage Credit Partners, LLC
393,777	3.721%, 1/25/2059, Ser. 2019-CFL1, Class A1[h,j]	392,932
210,993	4.826%, 9/25/2058, Ser. 2018-NPL4, Class A1[h,j]	212,146
	Riserva CLO, Ltd.
350,000	4.000%, (LIBOR 3M + 1.700%), 10/18/2028, Ser. 2016-3A, Class BRb,h	349,161
	Sound Point CLO X, Ltd.
400,000	4.978%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,h	388,923
	Sound Point CLO XXI, Ltd.
800,000	3.717%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,h	787,594
	THL Credit Wind River CLO, Ltd.
350,000	5.153%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb,h	340,355
	Vericrest Opportunity Loan Transferee
346,304	3.352%, 9/25/2049, Ser. 2019-NPL5, Class A1Ah,j	347,381
	Total	9,437,297

Basic Materials (0.4%)
	Anglo American Capital plc
86,000	4.125%, 9/27/2022[h]	89,578
	BHP Billiton Finance USA, Ltd.
144,000	6.750%, 10/19/2075[b,h]	168,300
	CF Industries, Inc.
195,000	3.450%, 6/1/2023	197,925
	First Quantum Minerals, Ltd.
240,000	7.500%, 4/1/2025[h]	236,400
	Kinross Gold Corporation
44,000	5.125%, 9/1/2021	45,650
	Novelis Corporation
230,000	5.875%, 9/30/2026[h]	241,212
	Olin Corporation
200,000	5.125%, 9/15/2027	204,500
	Packaging Corporation of America
63,000	2.450%, 12/15/2020	63,131
	Peabody Securities Finance Corporation
170,000	6.375%, 3/31/2025[h]	167,982
	Syngenta Finance NV
71,000	3.933%, 4/23/2021[h]	72,298
	Tronox Finance plc
130,000	5.750%, 10/1/2025[h]	122,948
	Vale Overseas, Ltd.
20,000	4.375%, 1/11/2022	20,650

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.9%)	Value
Basic Materials (0.4%) - continued
	Xstrata Finance Canada, Ltd.
$66,000	4.950%, 11/15/2021[h]	$69,036
	Total	1,699,610

Capital Goods (1.2%)
	AECOM
100,000	5.875%, 10/15/2024	108,700
170,000	5.125%, 3/15/2027	178,500
	Aerojet Rocketdyne Holdings, Inc., Convertible
240,000	2.250%, 12/15/2023	478,500
	Amsted Industries, Inc.
150,000	5.625%, 7/1/2027[h]	158,250
	Ardagh Packaging Finance plc
220,000	6.000%, 2/15/2025[h]	230,032
	Bombardier, Inc.
340,000	7.500%, 3/15/2025[h]	339,575
	Building Materials Corporation of America
280,000	6.000%, 10/15/2025[h]	293,569
	Caterpillar Financial Services Corporation
65,000	1.850%, 9/4/2020	64,906
53,000	1.900%, 9/6/2022	52,932
	Cemex SAB de CV
300,000	5.700%, 1/11/2025[h]	308,613
	Chart Industries, Inc., Convertible
29,000	1.000%, 11/15/2024[h]	36,286
	Cintas Corporation No. 2
64,000	2.900%, 4/1/2022	65,401
	CNH Industrial Capital, LLC
64,000	4.875%, 4/1/2021	66,252
	Covanta Holding Corporation
120,000	6.000%, 1/1/2027	126,300
	Crown Americas Capital Corporation IV
190,000	4.500%, 1/15/2023	199,500
	General Electric Company
260,000	5.000%, 1/21/2021[b,k]	246,675
	H&E Equipment Services, Inc.
185,000	5.625%, 9/1/2025	190,439
	KBR, Inc., Convertible
80,000	2.500%, 11/1/2023[h]	92,555
	Lockheed Martin Corporation
65,000	2.500%, 11/23/2020	65,285
	Owens-Brockway Glass Container, Inc.
225,000	5.000%, 1/15/2022[h]	232,076
	Parker-Hannifin Corporation
70,000	2.700%, 6/14/2024	71,305
	Republic Services, Inc.
34,000	2.500%, 8/15/2024	34,374
	Reynolds Group Issuer, Inc.
340,000	5.125%, 7/15/2023[h]	348,075
	Rockwell Collins, Inc.
41,000	2.800%, 3/15/2022	41,676
	Roper Technologies, Inc.
33,000	2.350%, 9/15/2024	33,009
	Textron Financial Corporation
500,000	3.893%, (LIBOR 3M + 1.735%), 2/15/2042[b,h]	378,135
	TTM Technologies, Inc., Convertible
148,000	1.750%, 12/15/2020	197,330
	United Rentals North America, Inc.
290,000	5.500%, 7/15/2025	301,745

Principal Amount	Long-Term Fixed Income (24.9%)	Value
Capital Goods (1.2%) - continued
	United Technologies Corporation
$78,000	3.950%, 8/16/2025	$85,389
	Waste Management, Inc.
35,000	2.950%, 6/15/2024	36,190
	Total	5,061,574

Collateralized Mortgage Obligations (4.4%)
	Alternative Loan Trust 2007-6
168,562	5.750%, 4/25/2047, Ser. 2007-6, Class A4	149,018
	Antler Mortgage Trust
400,000	4.458%, 6/27/2022, Ser. 2019-RTL1, Class A1[h]	405,420
1,225,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[h]	1,231,823
	Banc of America Alternative Loan Trust
263,444	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	253,980
	Banc of America Mortgage Securities Trust
311,101	4.305%, 9/25/2035, Ser. 2005-H, Class 3A1[b]	309,851
	Banc of America Mortgage Securities, Inc.
60,576	4.252%, 9/25/2035, Ser. 2005-H, Class 2A1[b]	59,666
	Bear Stearns ARM Trust
81,392	4.471%, 1/25/2034, Ser. 2003-8, Class 5Ab	81,772
	Bellemeade Re 2018-1, Ltd.
752,204	3.618%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,h	753,034
	CHL Mortgage Pass-Through Trust
287,102	3.837%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	262,083
141,241	4.254%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	138,529
456,964	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	390,658
	CIM Trust
331,110	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,h]	346,950
	Citigroup Mortgage Loan Trust, Inc.
378,260	4.738%, 4/25/2037, Ser. 2007-AR5, Class 1A1Ab	377,759
	Countrywide Alternative Loan Trust
298,496	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	181,048
	Countrywide Home Loan Mortgage Pass Through Trust
164,786	3.985%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	149,428
	Credit Suisse First Boston Mortgage Securities Corporation
124,344	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	126,782
	Credit Suisse Mortgage Capital Certificates
298,952	3.322%, 10/25/2058, Ser. 2019-RPL8, Class A1[b,h]	300,218

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.9%)	Value
Collateralized Mortgage Obligations (4.4%) - continued
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
$240,163	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	$251,326
175,415	3.423%, 8/25/2035, Ser. 2005-AR1, Class 2A3[b]	167,522
	Eagle Re, Ltd.
500,000	3.818%, (LIBOR 1M + 1.800%), 4/25/2029, Ser. 2019-1, Class M1Bb,h	501,913
	Federal Home Loan Mortgage Corporation - REMIC
986,248	3.000%, 5/15/2027, Ser. 4046, Class GIl	66,706
981,928	3.500%, 10/15/2032, Ser. 4119, Class KIl	118,743
1,159,629	3.000%, 4/15/2033, Ser. 4203, Class DIl	87,090
	Federal National Mortgage Association - REMIC
1,253,534	3.000%, 7/25/2027, Ser. 2012-73, Class DIl	93,130
986,207	3.000%, 7/25/2027, Ser. 2012-74, Class AIl	64,473
2,004,117	3.000%, 8/25/2027, Ser. 2012-95, Class HIl	129,308
2,300,442	3.000%, 11/25/2027, Ser. 2012-121, Class BIl	166,237
1,415,828	3.000%, 12/25/2027, Ser. 2012-139, Class DIl	96,904
701,108	2.500%, 1/25/2028, Ser. 2012-152, Class AIl	45,861
1,890,789	3.000%, 1/25/2028, Ser. 2012-147, Class EIl	129,520
783,878	3.000%, 2/25/2028, Ser. 2013-2, Class GIl	56,791
3,011,332	3.000%, 3/25/2028, Ser. 2013-18, Class ILl	202,432
722,140	2.500%, 6/25/2028, Ser. 2013-87, Class IWl	47,904
1,096,449	3.000%, 11/25/2031, Ser. 2013-69, Class IOl	67,772
661,532	3.000%, 2/25/2033, Ser. 2013-1, Class YIl	77,063
	GMAC Mortgage Corporation Loan Trust
115,577	4.072%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	113,338
61,903	2.518%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,m]	73,449
	GMACM Mortgage Loan Trust
78,980	4.632%, 11/19/2035, Ser. 2005-AR6, Class 1A1[b]	78,081
	GSAA Home Equity Trust
76,740	4.485%, 8/25/2034, Ser. 2004-10, Class M2[j]	80,087
	IndyMac INDA Mortgage Loan Trust
847,918	3.868%, 8/25/2036, Ser. 2006-AR1, Class A1[b]	820,779
	IndyMac INDX Mortgage Loan Trust
381,914	2.228%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	360,519

Principal Amount	Long-Term Fixed Income (24.9%)	Value
Collateralized Mortgage Obligations (4.4%) - continued
	IndyMac Seconds Asset-Backed Trust
$167,754	2.358%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Ab,m	$91,665
	J.P. Morgan Alternative Loan Trust
411,571	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	344,364
	Legacy Mortgage Asset Trust
449,723	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[h]	455,115
	Master Asset Securitization Trust
519,113	2.518%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	217,792
	Merrill Lynch Mortgage Investors Trust
295,385	4.338%, 6/25/2035, Ser. 2005-A5, Class M1[b]	310,166
	Oak Hill Advisors Residential Loan Trust
25,046	3.125%, 6/25/2057, Ser. 2017-NPL1, Class A1[h,j]	25,045
	Preston Ridge Partners Mortgage Trust, LLC
152,688	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[h,j]	153,767
469,815	3.967%, 4/25/2024, Ser. 2019-2A, Class A1[h,j]	474,577
	Pretium Mortgage Credit Partners, LLC
390,576	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[h,j]	393,815
	Radnor RE, Ltd.
525,000	4.718%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2[b,h]	527,648
	RCO 2017-INV1 Trust
554,070	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,h	550,772
	Renaissance Home Equity Loan Trust
535,303	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[j]	275,472
	Residential Accredit Loans, Inc. Trust
180,291	6.000%, 8/25/2035, Ser. 2005-QS10, Class 2A	181,569
195,555	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	194,071
157,404	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	149,164
	Residential Asset Securitization Trust
204,582	3.614%, 1/25/2034, Ser. 2004-IP1, Class A1[b]	204,521
	Residential Funding Mortgage Security I Trust
318,028	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	312,629
	Starwood Mortgage Residential Trust
395,999	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,h]	403,512
	Structured Adjustable Rate Mortgage Loan Trust
114,258	4.240%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	107,271

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.9%)	Value
Collateralized Mortgage Obligations (4.4%) - continued
$213,425	4.256%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	$188,816
	Structured Asset Mortgage Investments, Inc.
446,174	2.328%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	448,302
	Toorak Mortgage Corporation
500,000	4.375%, 8/25/2021, Ser. 2018-1, Class A1[h,j]	505,121
500,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[h,j]	508,036
	Vericrest Opportunity Loan Trust
291,923	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[h,j]	292,389
194,684	3.967%, 3/25/2049, Ser. 2019-NPL3, Class A1[h,j]	195,771
192,980	3.352%, 8/25/2049, Ser. 2019-NPL4, Class A1Ah,j	193,326
	Verus Securitization Trust
357,835	3.345%, 4/25/2059, Ser. 2019-2, Class A2[b,h]	359,851
	Wachovia Asset Securitization, Inc.
272,680	2.158%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class Ab,h,m	255,801
	WaMu Mortgage Pass Through Certificates
320,619	3.326%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	303,861
163,337	3.186%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	158,542
	Wells Fargo Home Equity Trust
254,852	2.518%, (LIBOR 1M + 0.500%), 4/25/2034, Ser. 2004-1, Class M1[b]	251,337
	Wells Fargo Mortgage Backed Securities Trust
107,033	5.005%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	109,976
123,726	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	122,030
93,448	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	94,177
	Total	18,775,238

Communications Services (2.0%)
	AMC Networks, Inc.
300,000	5.000%, 4/1/2024	309,000
	American Tower Corporation
65,000	2.800%, 6/1/2020	65,247
41,000	2.950%, 1/15/2025	41,889
	AT&T, Inc.
140,000	4.450%, 4/1/2024	151,450
	CCO Holdings, LLC
125,000	5.500%, 5/1/2026[h]	130,925
110,000	5.125%, 5/1/2027[h]	114,812
	CCOH Safari, LLC
305,000	5.750%, 2/15/2026[h]	321,775
	Charter Communications Operating, LLC
78,000	3.579%, 7/23/2020	78,698

Principal Amount	Long-Term Fixed Income (24.9%)	Value
Communications Services (2.0%) - continued
$36,000	4.500%, 2/1/2024	$38,679
37,000	4.908%, 7/23/2025	40,662
	Comcast Corporation
88,000	1.625%, 1/15/2022	87,662
39,000	3.700%, 4/15/2024	41,583
39,000	3.950%, 10/15/2025	42,463
	Cox Communications, Inc.
51,000	2.950%, 6/30/2023[h]	51,721
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	35,479
44,000	3.150%, 7/15/2023	45,183
	CSC Holdings, LLC
200,000	5.500%, 5/15/2026[h]	210,480
	Deutsche Telekom International Finance BV
34,000	2.485%, 9/19/2023[h]	34,189
	Discovery Communications, LLC
85,000	2.950%, 3/20/2023	86,369
	DISH Network Corporation, Convertible
1,104,000	3.375%, 8/15/2026	1,011,491
	Embarq Corporation
110,000	7.995%, 6/1/2036	108,728
	Fox Corporation
76,000	4.030%, 1/25/2024[h]	80,853
	Frontier Communications Corporation
110,000	8.000%, 4/1/2027[h]	116,016
	GCI Liberty, Inc., Convertible
759,000	1.750%, 9/30/2046[h]	923,134
	Gray Escrow, Inc.
220,000	7.000%, 5/15/2027[h]	241,714
	IAC FinanceCo, Inc., Convertible
185,000	0.875%, 10/1/2022[h]	282,196
	Level 3 Communications, Inc.
200,000	5.375%, 1/15/2024	203,970
	Level 3 Financing, Inc.
190,000	5.250%, 3/15/2026	197,572
	Liberty Interactive, LLC, Convertible
118,000	1.800%, 1/15/2031	107,704
	Liberty Media Corporation, Convertible
451,000	1.000%, 1/30/2023	564,800
	Moody’s Corporation
44,000	2.750%, 12/15/2021	44,581
	Neptune Finco Corporation
100,000	10.875%, 10/15/2025[h]	113,245
	Netflix, Inc.
200,000	4.875%, 4/15/2028	203,490
	Nexstar Escrow Corporation
174,000	5.625%, 8/1/2024[h]	181,108
	Sirius XM Radio, Inc.
220,000	5.000%, 8/1/2027[h]	226,919
	Sprint Corporation
420,000	7.625%, 2/15/2025	462,000
	Telefonica Emisiones SAU
53,000	4.570%, 4/27/2023	57,131
	T-Mobile USA, Inc.
340,000	4.500%, 2/1/2026	349,962
	Twitter, Inc., Convertible
379,000	0.250%, 6/15/2024	401,123
	Verizon Communications, Inc.
102,000	2.946%, 3/15/2022	104,445

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.9%)	Value

Communications Services (2.0%) - continued
$81,000	3.258%, (LIBOR 3M + 1.100%), 5/15/2025[b]	$82,252
	Viacom, Inc.
65,000	4.250%, 9/1/2023	68,933
100,000	5.875%, 2/28/2057[b]	103,813
	Virgin Media Secured Finance plc
220,000	5.250%, 1/15/2026[h]	226,050
	Vodafone Group plc
52,000	3.750%, 1/16/2024	54,826

	Total	8,446,322

Consumer Cyclical (1.4%)
	Allison Transmission, Inc.
305,000	5.000%, 10/1/2024[h]	311,672
	American Honda Finance Corporation
66,000	2.000%, 2/14/2020	65,994
52,000	2.050%, 1/10/2023	51,932
	BMW Finance NV
34,000	2.250%, 8/12/2022[h]	34,030
	Brookfield Property REIT, Inc.
110,000	5.750%, 5/15/2026[h]	114,950
	Brookfield Residential Properties, Inc.
240,000	6.250%, 9/15/2027[h]	241,200
	Cinemark USA, Inc.
263,000	4.875%, 6/1/2023	266,616
	D.R. Horton, Inc.
60,000	2.550%, 12/1/2020	60,176
	Daimler Finance North America, LLC
32,000	2.550%, 8/15/2022[h]	32,122
	Ford Motor Credit Company, LLC
87,000	2.597%, 11/4/2019	86,996
64,000	3.336%, 3/18/2021	64,297
78,000	5.596%, 1/7/2022	81,951
	General Motors Financial Company, Inc.
64,000	2.650%, 4/13/2020	64,085
64,000	4.375%, 9/25/2021	66,119
36,000	4.200%, 11/6/2021	37,139
43,000	3.150%, 6/30/2022	43,498
42,000	6.500%, 9/30/2028[b,k]	42,210
	Hanesbrands, Inc.
170,000	4.875%, 5/15/2026[h]	179,605
	Harley-Davidson Financial Services, Inc.
52,000	4.050%, 2/4/2022[h]	53,633
	Hilton Domestic Operating Company, Inc.
220,000	4.875%, 1/15/2030[h]	232,287
	Home Depot, Inc.
65,000	2.625%, 6/1/2022	66,505
	Hyundai Capital America
52,000	3.000%, 6/20/2022[h]	52,395
	L Brands, Inc.
245,000	6.694%, 1/15/2027	240,712
	Landry’s, Inc.
220,000	6.750%, 10/15/2024[h]	225,500
	Lennar Corporation
65,000	2.950%, 11/29/2020	64,916
20,000	4.125%, 1/15/2022	20,475
265,000	4.500%, 4/30/2024	279,177
	Live Nation Entertainment, Inc.
110,000	5.375%, 6/15/2022[h]	111,375
100,000	5.625%, 3/15/2026[h]	106,375

Principal Amount	Long-Term Fixed Income (24.9%)	Value

Consumer Cyclical (1.4%) - continued
	Macy’s Retail Holdings, Inc.
$16,000	3.875%, 1/15/2022	$16,273
25,000	2.875%, 2/15/2023	24,684
	Mattamy Group Corporation
180,000	6.500%, 10/1/2025[h]	189,000
	McDonald’s Corporation
70,000	3.350%, 4/1/2023	73,062
	MGM Resorts International
170,000	6.000%, 3/15/2023	187,289
185,000	5.750%, 6/15/2025	203,731
	Navistar International Corporation
185,000	6.625%, 11/1/2025[h]	187,775
	New Red Finance, Inc.
185,000	4.250%, 5/15/2024[h]	190,311
60,000	5.000%, 10/15/2025[h]	61,980
	Prime Security Services Borrower, LLC
235,000	5.750%, 4/15/2026[h]	244,706
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	60,379
	Scientific Games International, Inc.
110,000	5.000%, 10/15/2025[h]	113,498
	ServiceMaster Company, LLC
220,000	5.125%, 11/15/2024[h]	228,250
	Six Flags Entertainment Corporation
230,000	4.875%, 7/31/2024[h]	238,050
	Viking Cruises, Ltd.
160,000	5.875%, 9/15/2027[h]	169,536
	Visa, Inc.
65,000	2.200%, 12/14/2020	65,250
	Volkswagen Group of America Finance, LLC
62,000	4.250%, 11/13/2023[h]	66,061
	Yum! Brands, Inc.
245,000	5.000%, 6/1/2024[h]	254,187
60,000	4.750%, 1/15/2030[h]	61,875

	Total	5,933,839

Consumer Non-Cyclical (1.4%)
	Abbott Laboratories
88,000	2.550%, 3/15/2022	88,915
46,000	3.400%, 11/30/2023	48,358
	AbbVie, Inc.
88,000	2.500%, 5/14/2020	88,201
44,000	2.900%, 11/6/2022	44,845
	Albertson’s Companies, LLC
220,000	6.625%, 6/15/2024	230,450
	Allergan, Inc.
35,000	2.800%, 3/15/2023	35,324
	Altria Group, Inc.
35,000	3.800%, 2/14/2024	36,591
35,000	4.400%, 2/14/2026	37,415
	Anheuser-Busch Companies, LLC
35,000	3.650%, 2/1/2026	37,501
	Anheuser-Busch InBev Finance, Inc.
40,000	3.300%, 2/1/2023	41,582
	Anheuser-Busch InBev Worldwide, Inc.
56,000	4.150%, 1/23/2025	61,182
	Anthem, Inc., Convertible
10,000	2.750%, 10/15/2042	33,451
	B&G Foods, Inc.
80,000	5.250%, 9/15/2027	81,808
	BAT Capital Corporation
44,000	2.764%, 8/15/2022	44,417

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.9%)	Value

Consumer Non-Cyclical (1.4%) - continued
$56,000	3.222%, 8/15/2024	$56,677
	Bayer U.S. Finance II, LLC
70,000	3.500%, 6/25/2021[h]	71,400
	Becton, Dickinson and Company
70,000	3.363%, 6/6/2024	73,019
	Boston Scientific Corporation
70,000	3.450%, 3/1/2024	73,035
	Bunge, Ltd. Finance Corporation
65,000	3.500%, 11/24/2020	65,702
	Cardtronics, Inc., Convertible
284,000	1.000%, 12/1/2020	276,793
	Celgene Corporation
56,000	3.625%, 5/15/2024	59,141
	Centene Corporation
220,000	4.750%, 1/15/2025	225,830
	Cigna Corporation
75,000	4.125%, 11/15/2025	80,759
	Conagra Brands, Inc.
37,000	3.800%, 10/22/2021	38,183
37,000	4.300%, 5/1/2024	39,705
	Constellation Brands, Inc.
70,000	4.250%, 5/1/2023	74,840
	CVS Health Corporation
44,000	2.750%, 12/1/2022	44,540
129,000	3.700%, 3/9/2023	134,267
70,000	4.100%, 3/25/2025	74,746
	Energizer Holdings, Inc.
200,000	6.375%, 7/15/2026[h,i]	214,228
	Express Scripts Holding Company
44,000	4.750%, 11/15/2021	46,239
	Forest Laboratories, LLC
21,000	4.875%, 2/15/2021[h]	21,584
	General Mills, Inc.
35,000	3.700%, 10/17/2023	36,844
35,000	3.650%, 2/15/2024	36,731
	HCA, Inc.
320,000	5.375%, 2/1/2025	349,600
	Imperial Brands Finance plc
34,000	3.125%, 7/26/2024[h]	34,072
	J.M. Smucker Company
42,000	2.200%, 12/6/2019	41,985
	JBS USA Lux SA
240,000	5.500%, 1/15/2030[h]	254,395
	JBS USA, LLC
180,000	5.750%, 6/15/2025[h]	187,528
	Kellogg Company
78,000	3.125%, 5/17/2022	79,781
	Keurig Dr Pepper, Inc.
82,000	3.551%, 5/25/2021	83,813
	Kroger Company
43,000	2.800%, 8/1/2022	43,755
	Mead Johnson Nutrition Company
65,000	3.000%, 11/15/2020	65,563
	Mondelez International Holdings Netherlands BV
65,000	2.000%, 10/28/2021[h]	64,870
	Mylan NV
41,000	3.150%, 6/15/2021	41,523
	Mylan, Inc.
34,000	4.200%, 11/29/2023	35,636
	Par Pharmaceutical, Inc.
110,000	7.500%, 4/1/2027[h]	100,100
	Pernod Ricard SA
35,000	5.750%, 4/7/2021[h]	36,830

Principal Amount	Long-Term Fixed Income (24.9%)	Value

Consumer Non-Cyclical (1.4%) - continued
	Post Holdings, Inc.
$100,000	5.500%, 3/1/2025[h]	$104,750
	Reynolds American, Inc.
35,000	4.850%, 9/15/2023	37,881
	Shire Acquisitions Investments Ireland Designated Activity Company
86,000	2.400%, 9/23/2021	86,399
	Simmons Foods, Inc.
210,000	5.750%, 11/1/2024[h]	204,750
	Smithfield Foods, Inc.
66,000	2.700%, 1/31/2020[h]	65,961
	Spectrum Brands, Inc.
170,000	5.750%, 7/15/2025	177,393
	Teleflex, Inc.
180,000	4.625%, 11/15/2027	187,875
	Tenet Healthcare Corporation
60,000	4.625%, 7/15/2024	61,664
170,000	5.125%, 11/1/2027[h]	175,669
	Teva Pharmaceutical Finance Netherlands III BV
65,000	2.200%, 7/21/2021	59,394
	UnitedHealth Group, Inc.
65,000	3.350%, 7/15/2022	67,351
	Valeant Pharmaceuticals International, Inc.
110,000	5.875%, 5/15/2023[h]	111,375
	VRX Escrow Corporation
460,000	6.125%, 4/15/2025[h]	477,250
	Zimmer Biomet Holdings, Inc.
70,000	3.550%, 4/1/2025	73,502
	Zoetis, Inc.
65,000	3.450%, 11/13/2020	65,839
52,000	3.250%, 2/1/2023	53,379

	Total	6,084,186

Energy (1.3%)
	Alliance Resource Operating Partners, LP
170,000	7.500%, 5/1/2025[h]	167,875
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	175,500
	BP Capital Markets America, Inc.
172,000	2.520%, 9/19/2022	174,075
	BP Capital Markets plc
44,000	2.315%, 2/13/2020	44,047
	Canadian Natural Resources, Ltd.
43,000	2.950%, 1/15/2023	43,784
	Canadian Oil Sands, Ltd.
43,000	9.400%, 9/1/2021[h]	48,001
	Cheniere Corpus Christi Holdings, LLC
170,000	7.000%, 6/30/2024	195,288
	Cheniere Energy Partners, LP
235,000	5.625%, 10/1/2026	249,370
	Chesapeake Energy Corporation
220,000	7.000%, 10/1/2024	157,850
	Continental Resources, Inc.
23,000	5.000%, 9/15/2022	23,203
	Diamondback Energy, Inc.
220,000	4.750%, 11/1/2024	225,225
	Enbridge, Inc.
42,000	2.900%, 7/15/2022	42,797
267,000	6.250%, 3/1/2078[b]	282,989

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.9%)	Value

Energy (1.3%) - continued
	Energy Transfer Operating, LP
$41,000	4.200%, 9/15/2023	$43,134
70,000	5.875%, 1/15/2024	77,829
80,000	6.625%, 2/15/2028[b,k]	75,600
	EnLink Midstream Partners, LP
220,000	4.850%, 7/15/2026	209,000
	Enterprise Products Operating, LLC
200,000	4.875%, 8/16/2077[b]	193,250
	EOG Resources, Inc.
65,000	2.625%, 3/15/2023	66,258
	EQM Midstream Partners LP
56,000	4.750%, 7/15/2023	56,211
	Hess Corporation
41,000	3.500%, 7/15/2024	41,846
	Kinder Morgan Energy Partners, LP
88,000	3.450%, 2/15/2023	90,761
	Marathon Oil Corporation
44,000	2.700%, 6/1/2020	44,086
	Marathon Petroleum Corporation
35,000	4.750%, 12/15/2023	37,986
	MPLX, LP
66,000	4.500%, 7/15/2023	70,315
	Nabors Industries, Inc.
120,000	5.750%, 2/1/2025	88,800
	Newfield Exploration Company
35,000	5.625%, 7/1/2024	38,614
	Noble Energy, Inc.
52,000	3.900%, 11/15/2024	54,518
	Occidental Petroleum Corporation
14,000	4.850%, 3/15/2021	14,476
71,000	2.700%, 8/15/2022	71,621
53,000	2.900%, 8/15/2024	53,402
	Parsley Energy, LLC
170,000	5.625%, 10/15/2027[h]	175,525
	Plains All American Pipeline, LP
94,000	5.000%, 2/1/2021	96,432
169,000	6.125%, 11/15/2022[b,k]	159,191
13,000	2.850%, 1/31/2023	13,001
	Precision Drilling Corporation
130,000	7.125%, 1/15/2026[h]	120,250
	Sabine Pass Liquefaction, LLC
43,000	6.250%, 3/15/2022	46,332
43,000	5.625%, 4/15/2023	46,726
	Southwestern Energy Company
185,000	7.500%, 4/1/2026	160,950
	Sunoco Logistics Partners Operations, LP
65,000	4.400%, 4/1/2021	66,766
	Sunoco, LP
110,000	5.500%, 2/15/2026	114,804
100,000	5.875%, 3/15/2028	106,125
	Tallgrass Energy Partners, LP
355,000	5.500%, 1/15/2028[h]	346,977
	Transocean Guardian, Ltd.
178,000	5.875%, 1/15/2024[h]	178,890
	W&T Offshore, Inc.
190,000	9.750%, 11/1/2023[h]	181,378
	Western Gas Partners, LP
44,000	4.000%, 7/1/2022	44,533
	Williams Partners, LP
88,000	4.000%, 11/15/2021	90,454
	WPX Energy, Inc.
130,000	5.750%, 6/1/2026	133,250

Principal Amount	Long-Term Fixed Income (24.9%)	Value

Energy (1.3%) - continued
$70,000	5.250%, 10/15/2027	$70,525

	Total	5,309,820

Financials (4.1%)
	ACE INA Holdings, Inc.
65,000	2.875%, 11/3/2022	66,630
	AIG Global Funding
86,000	2.150%, 7/2/2020[h]	86,073
	Air Lease Corporation
83,000	2.500%, 3/1/2021	83,242
	Aircastle, Ltd.
51,000	5.000%, 4/1/2023	54,621
	Ally Financial, Inc.
210,000	5.750%, 11/20/2025	235,204
	American Express Company
40,000	3.375%, 5/17/2021	40,800
34,000	3.700%, 8/3/2023	35,824
35,000	3.400%, 2/22/2024	36,608
	Ares Capital Corporation
86,000	3.875%, 1/15/2020	86,229
	Ares Capital Corporation, Convertible
294,000	4.625%, 3/1/2024	309,215
	Athene Global Funding
60,000	4.000%, 1/25/2022[h]	62,269
	Australia and New Zealand Banking Group, Ltd.
130,000	6.750%, 6/15/2026[b,h,k]	143,975
	Avolon Holdings Funding, Ltd.
18,000	5.250%, 5/15/2024[h]	19,273
	BAC Capital Trust XIV
92,000	4.000%, (LIBOR 3M + 0.400%), 10/17/2019[b,k]	80,454
	Bank of America Corporation
84,000	2.738%, 1/23/2022[b]	84,486
82,000	3.499%, 5/17/2022[b]	83,624
115,000	3.550%, 3/5/2024[b]	119,595
164,000	5.125%, 6/20/2024[b,k]	169,945
143,000	3.864%, 7/23/2024[b]	150,607
70,000	4.200%, 8/26/2024	75,085
276,000	6.250%, 9/5/2024[b,k]	300,288
35,000	3.458%, 3/15/2025[b]	36,518
	Bank of Montreal
105,000	3.300%, 2/5/2024	109,273
	Bank of New York Mellon Corporation
88,000	2.600%, 2/7/2022	89,215
	Bank of Nova Scotia
41,000	2.718%, (LIBOR 3M + 0.440%), 4/20/2021[b]	41,155
64,000	2.700%, 3/7/2022	65,119
72,000	2.375%, 1/18/2023	72,630
	Barclays plc
200,000	7.750%, 9/15/2023[b,k]	208,134
62,000	4.338%, 5/16/2024[b]	64,770
	BB&T Corporation
86,000	2.150%, 2/1/2021	86,139
34,000	2.500%, 8/1/2024	34,274
112,000	4.800%, 9/1/2024[b,k]	111,999
	Blackstone Mortgage Trust, Inc., Convertible
65,000	4.375%, 5/5/2022	67,681
	BNP Paribas SA
300,000	7.625%, 3/30/2021[b,h,k]	316,125
	BPCE SA
35,000	3.000%, 5/22/2022[h]	35,516

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.9%)	Value

Financials (4.1%) - continued
	Camden Property Trust
$35,000	4.875%, 6/15/2023	$38,057
	Capital One Bank USA NA
52,000	3.375%, 2/15/2023	53,589
	Capital One Financial Corporation
129,000	3.050%, 3/9/2022	131,572
	Central Fidelity Capital Trust I
135,000	3.303%, (LIBOR 3M + 1.000%), 4/15/2027[b]	125,550
	CIT Bank NA
32,000	2.969%, 9/27/2025[b]	32,040
	CIT Group, Inc.
185,000	4.750%, 2/16/2024	195,638
	Citigroup, Inc.
88,000	2.650%, 10/26/2020	88,537
104,000	2.350%, 8/2/2021	104,476
43,000	2.750%, 4/25/2022	43,641
43,000	2.946%, (LIBOR 3M + 0.690%), 10/27/2022[b]	43,055
83,000	3.142%, 1/24/2023[b]	84,538
184,000	5.000%, 9/12/2024[b,k]	186,245
105,000	3.352%, 4/24/2025[b]	108,894
92,000	5.950%, 5/15/2025[b,k]	97,407
	CNA Financial Corporation
35,000	5.750%, 8/15/2021	37,173
40,000	3.950%, 5/15/2024	42,932
	Commonwealth Bank of Australia
86,000	2.250%, 3/10/2020[h]	86,078
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
86,000	3.950%, 11/9/2022	89,576
	Credit Agricole SA
43,000	3.375%, 1/10/2022[h]	43,961
122,700	8.125%, 12/23/2025[b,h,k]	144,326
	Credit Suisse Group AG
138,000	7.500%, 12/11/2023[b,h,k]	152,490
34,000	2.593%, 9/11/2025[b,h]	33,680
200,000	6.375%, 8/21/2026[b,h,k]	207,000
	Credit Suisse Group Funding (Guernsey), Ltd.
132,000	3.800%, 9/15/2022	137,144
	Danske Bank AS
61,000	5.000%, 1/12/2022[h]	64,134
	Deutsche Bank AG
43,000	2.700%, 7/13/2020	42,912
129,000	4.250%, 10/14/2021	130,861
	Digital Realty Trust, LP
65,000	2.750%, 2/1/2023	65,660
	Discover Bank
28,000	8.700%, 11/18/2019	28,217
51,000	2.450%, 9/12/2024	50,862
	Discover Bank of Greenwood Delaware
35,000	4.200%, 8/8/2023	37,206
	Fidelity National Financial, Inc.
57,000	5.500%, 9/1/2022	61,171
	Fifth Third Bancorp
65,000	2.600%, 6/15/2022	65,698
35,000	3.650%, 1/25/2024	36,898
	FTI Consulting, Inc., Convertible
253,000	2.000%, 8/15/2023	307,929
	GE Capital International Funding Company
147,000	3.373%, 11/15/2025	149,987

Principal Amount	Long-Term Fixed Income (24.9%)	Value

Financials (4.1%) - continued
	General Electric Capital Corporation
$35,000	3.100%, 1/9/2023	$35,465
	Goldman Sachs Group, Inc.
86,000	5.375%, 5/10/2020[b,k]	86,645
88,000	5.250%, 7/27/2021	92,726
65,000	3.328%, (LIBOR 3M + 1.170%), 11/15/2021[b]	65,498
88,000	3.000%, 4/26/2022	88,978
59,000	2.876%, 10/31/2022[b]	59,683
43,000	3.177%, (LIBOR 3M + 1.050%), 6/5/2023[b]	43,258
70,000	3.625%, 2/20/2024	73,436
206,000	5.500%, 8/10/2024[b,i,k]	216,300
	GS Finance Corporation, Convertible
891,000	0.500%, 6/23/2025[c]	913,453
	Hannon Armstrong Sustainable Infrastructure Capital, Convertible
61,000	4.125%, 9/1/2022	68,091
	Hartford Financial Services Group, Inc.
66,000	4.283%, (LIBOR 3M + 2.125%), 2/12/2047[b,h]	56,120
	Hospitality Properties Trust
60,000	4.250%, 2/15/2021	60,814
	HSBC Holdings plc
128,000	3.400%, 3/8/2021	129,958
88,000	6.875%, 6/1/2021[b,k]	92,312
88,000	6.375%, 9/17/2024[b,k]	92,345
	Huntington Bancshares, Inc.
80,000	3.150%, 3/14/2021	81,074
	Icahn Enterprises, LP
75,000	6.750%, 2/1/2024	78,000
90,000	6.375%, 12/15/2025	94,636
	ILFC E-Capital Trust II
138,000	4.020%, (H15T30Y + 1.800%), 12/21/2065[b,h]	96,200
	ING Groep NV
150,000	6.000%, 4/16/2020[b,k]	151,365
70,000	4.100%, 10/2/2023	74,312
	International Lease Finance Corporation
88,000	4.625%, 4/15/2021	90,617
88,000	5.875%, 8/15/2022	96,417
	Iron Mountain, Inc.
122,936	6.000%, 8/15/2023	125,837
	iStar, Inc., Convertible
81,000	3.125%, 9/15/2022	85,777
	J.P. Morgan Chase & Company
65,000	2.818%, (LIBOR 3M + 0.680%), 6/1/2021[b]	65,104
99,000	2.776%, 4/25/2023[b]	100,421
70,000	3.375%, 5/1/2023	72,419
108,000	5.150%, 5/1/2023[b,k]	111,105
89,000	3.513%, (LIBOR 3M + 1.230%), 10/24/2023[b]	90,411
296,000	5.000%, 8/1/2024[b,k]	304,140
70,000	3.875%, 9/10/2024	74,578
145,000	4.023%, 12/5/2024[b]	154,675
	Liberty Mutual Group, Inc.
35,000	5.000%, 6/1/2021[h]	36,321
	Lincoln National Corporation
55,000	6.250%, 2/15/2020	55,761
50,000	4.481%, (LIBOR 3M + 2.358%), 5/17/2066[b]	40,516

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.9%)	Value

Financials (4.1%) - continued
	Lloyds Banking Group plc
$51,000	2.858%, 3/17/2023[b]	$51,165
65,000	3.900%, 3/12/2024	68,025
156,000	6.657%, 5/21/2037[b,h,k]	166,530
	Macquarie Bank, Ltd.
178,000	6.125%, 3/8/2027[b,h,k]	179,113
	Marsh & McLennan Companies, Inc.
56,000	3.875%, 3/15/2024	59,698
	MGIC Investment Corporation, Convertible
459,000	9.000%, 4/1/2063[h]	613,626
	Mitsubishi UFJ Financial Group, Inc.
44,000	2.998%, 2/22/2022	44,767
53,000	2.623%, 7/18/2022	53,426
83,000	3.455%, 3/2/2023	85,906
35,000	3.407%, 3/7/2024	36,418
	Mizuho Financial Group, Inc.
53,000	2.721%, 7/16/2023[b]	53,440
	Morgan Stanley
88,000	2.800%, 6/16/2020	88,444
86,000	5.500%, 7/28/2021	91,226
43,000	2.750%, 5/19/2022	43,619
10,000	4.875%, 11/1/2022	10,723
84,000	3.125%, 1/23/2023	86,168
34,000	2.720%, 7/22/2025[b]	34,392
	MPT Operating Partnership, LP
100,000	5.500%, 5/1/2024	102,625
130,000	4.625%, 8/1/2029	133,900
	Nordea Bank Abp
200,000	6.625%, 3/26/2026[b,h,k]	215,250
	Park Aerospace Holdings, Ltd.
17,000	4.500%, 3/15/2023[h]	17,592
	PNC Bank NA
86,000	2.450%, 11/5/2020	86,384
	PNC Financial Services Group, Inc.
35,000	3.500%, 1/23/2024	36,980
	Preferred Term Securities XXIII, Ltd.
140,656	2.319%, (LIBOR 3M + 0.200%), 12/22/2036[b,h]	128,466
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[h]	304,219
	Realty Income Corporation
64,000	5.750%, 1/15/2021	66,374
	Regions Financial Corporation
55,000	3.200%, 2/8/2021	55,677
41,000	3.800%, 8/14/2023	43,251
	Reinsurance Group of America, Inc.
64,000	4.700%, 9/15/2023	69,161
	Royal Bank of Canada
87,000	2.125%, 3/2/2020	87,059
	Royal Bank of Scotland Group plc
208,000	8.625%, 8/15/2021[b,k]	222,737
35,000	6.125%, 12/15/2022	37,871
35,000	6.100%, 6/10/2023	38,122
185,000	5.125%, 5/28/2024	197,213
88,000	4.269%, 3/22/2025[b]	92,035
	Santander Holdings USA, Inc.
56,000	4.450%, 12/3/2021	58,488
	Santander UK Group Holdings plc
86,000	2.875%, 8/5/2021	86,307
	Simon Property Group, LP
90,000	2.500%, 7/15/2021	90,699
34,000	2.000%, 9/13/2024	33,652
	SITE Centers Corporation
20,000	4.625%, 7/15/2022	20,906

Principal Amount	Long-Term Fixed Income (24.9%)	Value

Financials (4.1%) - continued
	Societe Generale SA
$265,000	8.000%, 9/29/2025[b,h,k]	$298,456
	Standard Chartered plc
52,000	2.744%, 9/10/2022[b,h]	52,054
	State Street Capital Trust IV
482,000	3.119%, (LIBOR 3M + 1.000%), 6/15/2047[b]	369,892
	Sumitomo Mitsui Financial Group, Inc.
43,000	2.784%, 7/12/2022	43,640
136,000	2.778%, 10/18/2022	138,049
39,000	2.448%, 9/27/2024	38,974
	SunTrust Banks, Inc.
55,000	2.900%, 3/3/2021	55,572
	Synchrony Financial
30,000	3.517%, (LIBOR 3M + 1.230%), 2/3/2020[b]	30,064
34,000	2.850%, 7/25/2022	34,300
38,000	4.250%, 8/15/2024	40,093
	Toronto-Dominion Bank
51,000	2.550%, 1/25/2021	51,385
35,000	3.250%, 3/11/2024	36,608
	UBS Group Funding Jersey, Ltd.
86,000	3.000%, 4/15/2021[h]	87,030
	USB Realty Corporation
436,000	3.450%, (LIBOR 3M + 1.147%), 1/15/2022[b,h,k]	372,780
	Ventas Realty, LP
41,000	3.100%, 1/15/2023	42,059
35,000	3.750%, 5/1/2024	36,918
	Wachovia Capital Trust II
50,000	2.803%, (LIBOR 3M + 0.500%), 1/15/2027[b]	46,250
	Wells Fargo & Company
50,000	2.100%, 7/26/2021	49,985
43,000	2.625%, 7/22/2022	43,478
124,000	3.393%, (LIBOR 3M + 1.110%), 1/24/2023[b]	125,361
70,000	4.125%, 8/15/2023	74,274
60,000	3.486%, (LIBOR 3M + 1.230%), 10/31/2023[b]	60,906
38,000	3.750%, 1/24/2024	40,244

	Total	17,426,523

Mortgage-Backed Securities (4.2%)
	Federal Home Loan Mortgage Corporation
1,044,688	3.500%, 8/15/2035, Ser. 345, Class C8[l]	109,845
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
298	9.000%, 4/1/2025	325
2,113	8.000%, 6/1/2027	2,339
1,035	8.000%, 8/1/2030	1,216
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,400,000	2.500%, 10/1/2034[e]	1,412,059
2,000,000	3.500%, 10/1/2034[e]	2,068,594
3,860,000	3.000%, 10/1/2034[e]	3,946,096
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
384	8.000%, 11/1/2026	422

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.9%)	Value

Mortgage-Backed Securities (4.2%) - continued
$2,946	8.500%, 4/1/2030	$3,564
3,880,000	3.500%, 10/1/2049[e]	3,980,789
6,243,000	3.000%, 10/1/2049[e]	6,338,108
	Government National Mortgage Association 30-Yr. Pass Through
553	9.000%, 12/15/2026	621

	Total	17,863,978

Technology (1.4%)
	Akamai Technologies, Inc., Convertible
321,000	0.375%, 9/1/2027[h]	327,227
	Apple, Inc.
86,000	2.400%, 1/13/2023	87,405
122,000	3.450%, 5/6/2024	129,898
	Baidu, Inc.
43,000	3.000%, 6/30/2020	43,148
	Booking Holdings, Inc., Convertible
177,000	0.350%, 6/15/2020	264,559
	Broadcom Corporation
86,000	2.650%, 1/15/2023	85,920
	CommScope Technologies Finance, LLC
210,000	6.000%, 6/15/2025[h]	189,525
	Cypress Semiconductor Corporation, Convertible
126,000	4.500%, 1/15/2022	219,697
	Dell International, LLC/EMC Corporation
52,000	4.000%, 7/15/2024[h]	54,391
	Diamond 1 Finance Corporation
122,000	5.450%, 6/15/2023[h]	132,849
	Diamond Sports Group, LLC
230,000	6.625%, 8/15/2027[h,i]	238,292
	Equinix, Inc.
200,000	5.750%, 1/1/2025	208,260
	Fiserv, Inc.
75,000	2.750%, 7/1/2024	76,283
	Global Payments, Inc.
17,000	2.650%, 2/15/2025	17,072
	Harland Clarke Holdings Corporation
95,000	8.375%, 8/15/2022[h]	77,900
	Hewlett Packard Enterprise Company
111,000	3.600%, 10/15/2020	112,428
33,000	2.250%, 4/1/2023	32,904
	Inception Merger Sub, Inc.
180,000	8.625%, 11/15/2024[h,i]	165,582
	Intel Corporation
65,000	3.100%, 7/29/2022	67,274
	Intel Corporation, Convertible
242,000	3.250%, 8/1/2039	614,675
	j2 Global, Inc., Convertible
208,000	3.250%, 6/15/2029	294,909
	Marvell Technology Group, Ltd.
41,000	4.200%, 6/22/2023	42,977
	Microchip Technology, Inc., Convertible
119,000	1.625%, 2/15/2027	153,190
	Microsoft Corporation
88,000	2.400%, 2/6/2022	89,231
	NCR Corporation
150,000	6.125%, 9/1/2029[h]	158,108
	Nuance Communications, Inc., Convertible
681,000	1.250%, 4/1/2025	667,380

Principal Amount	Long-Term Fixed Income (24.9%)	Value

Technology (1.4%) - continued
	NXP BV/NXP Funding, LLC
$52,000	4.875%, 3/1/2024[h]	$56,391
	Okta, Inc., Convertible
295,000	0.125%, 9/1/2025[h]	267,095
	ON Semiconductor Corporation, Convertible
57,000	1.000%, 12/1/2020	66,534
266,000	1.625%, 10/15/2023	319,851
	Oracle Corporation
65,000	2.500%, 5/15/2022	65,822
	Panasonic Corporation
53,000	2.536%, 7/19/2022[h]	53,323
	Plantronics, Inc.
170,000	5.500%, 5/31/2023[h]	170,425
	Seagate HDD Cayman
19,000	4.250%, 3/1/2022	19,573
	SS&C Technologies, Inc.
170,000	5.500%, 9/30/2027[h]	177,654
	Verint Systems, Inc., Convertible
159,000	1.500%, 6/1/2021	159,866

	Total	5,907,618

Transportation (0.2%)
	Air Canada Pass Through Trust
17,526	3.875%, 3/15/2023[h]	17,759
	Boeing Company
70,000	3.100%, 5/1/2026	73,446
	CSX Corporation
35,000	3.700%, 11/1/2023	37,016
	Delta Air Lines, Inc.
64,000	2.875%, 3/13/2020	64,137
	Hertz Corporation
120,000	5.500%, 10/15/2024[h]	120,180
	J.B. Hunt Transport Services, Inc.
65,000	3.300%, 8/15/2022	66,482
	Penske Truck Leasing Company, LP
35,000	3.375%, 2/1/2022[h]	35,722
	Ryder System, Inc.
75,000	3.500%, 6/1/2021	76,622
	Union Pacific Corporation
62,000	3.750%, 7/15/2025	66,783
	United Airlines Pass Through Trust
65,000	3.700%, 12/1/2022	66,794
	United Continental Holdings, Inc.
230,000	4.875%, 1/15/2025	241,983
	XPO Logistics, Inc.
150,000	6.750%, 8/15/2024[h]	162,375

	Total	1,029,299

Utilities (0.7%)
	Alabama Power Company
44,000	2.450%, 3/30/2022	44,524
	Ameren Corporation
65,000	2.700%, 11/15/2020	65,339
34,000	2.500%, 9/15/2024	34,173
	Berkshire Hathaway Energy Company
96,000	2.400%, 2/1/2020	96,071
	Calpine Corporation
95,000	5.375%, 1/15/2023	96,187
110,000	5.875%, 1/15/2024[h]	112,475
	CenterPoint Energy, Inc.
43,000	2.500%, 9/1/2022	43,298
34,000	2.500%, 9/1/2024	33,956
	Consolidated Edison, Inc.
44,000	2.000%, 3/15/2020	43,976

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.9%)	Value

Utilities (0.7%) - continued
	Dominion Energy, Inc.
$35,000	2.715%, 8/15/2021	$35,228
35,000	3.071%, 8/15/2024	35,817
	DTE Energy Company
56,000	3.300%, 6/15/2022	57,389
53,000	2.529%, 10/1/2024	53,164
	Duke Energy Corporation
86,000	2.400%, 8/15/2022	86,870
138,000	4.875%, 9/16/2024[b,k]	141,174
	Edison International
109,000	2.950%, 3/15/2023	109,234
	Evergy, Inc.
34,000	2.450%, 9/15/2024	33,941
	Eversource Energy
43,000	2.500%, 3/15/2021	43,135
	Exelon Generation Company, LLC
52,000	5.200%, 10/1/2019	52,000
65,000	2.950%, 1/15/2020	65,089
	FirstEnergy Corporation
66,000	2.850%, 7/15/2022	67,005
	Fortis, Inc.
60,000	2.100%, 10/4/2021	59,800
	Georgia Power Company
34,000	2.200%, 9/15/2024	33,605
	NextEra Energy Operating Partners, LP
220,000	3.875%, 10/15/2026[h]	220,000
	NiSource, Inc.
56,000	3.650%, 6/15/2023	58,466
213,000	5.650%, 6/15/2023[b,k]	214,065
	NRG Energy, Inc., Convertible
125,000	2.750%, 6/1/2048	140,482
	Oncor Electric Delivery Company, LLC
52,000	2.750%, 6/1/2024[h]	53,398
	Pinnacle West Capital Corporation
42,000	2.250%, 11/30/2020	41,971
	PPL Capital Funding, Inc.
70,000	3.950%, 3/15/2024	73,896
	PSEG Power, LLC
55,000	3.000%, 6/15/2021	55,559
	Public Service Enterprise Group, Inc.
35,000	2.875%, 6/15/2024	35,917
	Sempra Energy
25,000	2.400%, 3/15/2020	25,011
	Southern Company
43,000	2.350%, 7/1/2021	43,129
	TerraForm Power Operating, LLC
190,000	5.000%, 1/31/2028[h]	197,600
	TransCanada Trust
350,000	5.875%, 8/15/2076[b]	370,251

	Total	2,973,195

	Total Long-Term Fixed Income (cost $104,634,265)	105,948,499

Shares	Registered Investment Companies (8.7%)	Value

Unaffiliated (1.8%)
13,850	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	169,247
18,221	BlackRock Resources & Commodities Strategy Trust	136,293
1,990	Consumer Discretionary Select Sector SPDR Fund	240,193
17,500	Invesco Senior Loan ETF	395,325

Shares	Registered Investment Companies (8.7%)	Value

Unaffiliated (1.8%) - continued
28,200	Invesco Variable Rate Preferred ETF	$716,844
5,435	iShares iBoxx $ High Yield Corporate Bond ETF[i]	473,769
2,382	iShares Russell 2000 Value Index Fund	284,435
49,000	iShares S&P U.S. Preferred Stock Index Fund	1,838,970
3,590	Materials Select Sector SPDR Fund	208,938
39,971	MFS Intermediate Income Trust	152,689
1,100	SPDR Bloomberg Barclays High Yield Bond ETF	119,614
4,597	SPDR S&P Metals & Mining ETF	116,994
2,187	SPDR S&P Retail ETF	92,794
42,782	Templeton Global Income Fund	262,681
10,463	VanEck Vectors Oil Services ETF	122,940
15,303	Vanguard Real Estate ETF	1,427,005
8,050	Vanguard Short-Term Corporate Bond ETF	652,453
54,379	Western Asset High Income Opportunity Fund, Inc.	274,614

	Total	7,685,798

Affiliated (6.9%)
2,979,427	Thrivent Core Emerging Markets Debt Fund	29,228,184

	Total	29,228,184

	Total Registered Investment Companies (cost $36,497,311)	36,913,982

Shares	Preferred Stock (1.4%)	Value

Communications Services (0.1%)
385	Crown Castle International Corporation, Convertible, 6.875%	486,659

	Total	486,659

Consumer Staples (0.1%)
12,800	CHS, Inc., 7.100%[b,k]	340,608

	Total	340,608

Energy (0.2%)
45,708	Crestwood Equity Partners, LP, 9.250%[k]	422,113
1,600	Energy Transfer Operating, LP, 7.600%[b,k]	40,544
7,136	Nustar Logistics, LP, 9.037%[b]	184,751

	Total	647,408

Financials (0.7%)
3,174	Agribank FCB, 6.875%[b,k]	339,618
5,700	Allstate Corporation, 5.100%[k]	149,682
5,000	Bank of America Corporation, 5.000%[k]	128,300
120	Bank of America Corporation, Convertible, 7.250%[k]	179,905
5,525	Capital One Financial Corporation, 5.000%[g,k]	137,959
2,485	Cobank ACB, 6.250%[b,k]	260,925
6,957	Federal National Mortgage Association, 0.000%[g,i,k]	92,876
380	First Tennessee Bank NA, 3.750%[b,h,k]	277,400
7,800	GMAC Capital Trust I, 7.943%[b]	204,438
3,700	Hartford Financial Services Group, Inc., 7.875%[b]	107,892
6,200	Morgan Stanley, 7.125%[b,k]	177,940

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Preferred Stock (1.4%)	Value
Financials (0.7%) - continued
4,000	Regions Financial Corporation, 5.700%[b,k]	$113,160
775	Synovus Financial Corporation, 5.875%[b,k]	20,677
540	Wells Fargo & Company, Convertible, 7.500%[k]	822,145

	Total	3,012,917

Health Care (0.1%)
440	Danaher Corporation, Convertible, 4.750%[i]	499,123

	Total	499,123

Industrials (<0.1%)
111	Fortive Corporation, Convertible, 5.000%	100,136

	Total	100,136

Real Estate (<0.1%)
1,706	Colony Capital, Inc., 8.750%[k]	43,145

	Total	43,145

Utilities (0.2%)
142	Sempra Energy, Convertible, 6.000%	16,785
12,830	Southern Company, Convertible, 6.750%[g]	686,533

	Total	703,318

	Total Preferred Stock (cost $5,460,301)	5,833,314

Shares	Collateral Held for Securities Loaned (0.9%)	Value
3,615,081	Thrivent Cash Management Trust	3,615,081

	Total Collateral Held for Securities Loaned (cost $3,615,081)	3,615,081

Shares or Principal Amount	Short-Term Investments (7.4%)	Value
	Federal Home Loan Bank Discount Notes
200,000	2.120%, 10/2/2019[n,o]	199,989
400,000	1.950%, 10/16/2019[n,o]	399,686
300,000	1.995%, 10/30/2019[n,o]	299,546
400,000	1.980%, 11/5/2019[n,o]	399,269
700,000	1.970%, 11/19/2019[n,o]	698,209
	Thrivent Core Short-Term Reserve Fund
2,964,487	2.230%	29,644,867

	Total Short-Term Investments (cost $31,641,401)	31,641,566

	Total Investments (cost $430,734,832) 105.6%	$449,043,271

	Other Assets and Liabilities, Net (5.6%)	(23,884,634)

	Total Net Assets 100.0%	$425,158,637

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 30, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g	Non-income producing security.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $41,375,634 or 9.7% of total net assets.

i	All or a portion of the security is on loan.
j

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2019.

k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

m	All or a portion of the security is insured or guaranteed.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Portfolio as of September 30, 2019:

Securities Lending Transactions

Common Stock	$2,763,502
Long-Term Fixed Income	753,628
Total lending	$3,517,130
Gross amount payable upon return of collateral for securities loaned	$3,615,081
Net amounts due to counterparty	$97,951

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
H15T30Y		U. S. Treasury Yield Curve Rate Treasury
	-	Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Balanced Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,906,859	–	1,494,524	412,335
Capital Goods	4,949,034	–	4,518,376	430,658
Communications Services	16,405,209	–	15,293,283	1,111,926
Consumer Cyclical	10,419,797	–	9,384,665	1,035,132
Consumer Non-Cyclical	12,524,317	–	12,524,317	–
Energy	4,652,149	–	4,269,986	382,163
Financials	9,961,968	–	9,409,132	552,836
Technology	4,133,817	–	4,133,817	–
Utilities	1,407,205	–	1,091,623	315,582
Common Stock
Communications Services	10,676,090	8,580,687	2,095,403	–
Consumer Discretionary	18,365,124	12,909,194	5,455,930	–
Consumer Staples	14,082,100	8,343,479	5,738,621	–
Energy	8,414,388	6,581,501	1,832,887	–
Financials	34,957,881	24,051,146	10,906,735	–
Health Care	26,117,938	19,889,356	6,228,582	–
Industrials	28,603,564	19,998,054	8,605,510	–
Information Technology	38,054,233	33,120,476	4,933,757	–
Materials	7,072,573	4,209,603	2,862,970	–
Real Estate	8,072,583	4,538,846	3,533,737	–
Utilities	4,314,000	3,295,732	1,018,268	–
Long-Term Fixed Income
Asset-Backed Securities	9,437,297	–	9,437,297	–
Basic Materials	1,699,610	–	1,699,610	–
Capital Goods	5,061,574	–	5,061,574	–
Collateralized Mortgage Obligations	18,775,238	–	18,775,238	–
Communications Services	8,446,322	–	8,446,322	–
Consumer Cyclical	5,933,839	–	5,933,839	–
Consumer Non-Cyclical	6,084,186	–	6,084,186	–
Energy	5,309,820	–	5,309,820	–
Financials	17,426,523	–	16,513,070	913,453
Mortgage-Backed Securities	17,863,978	–	17,863,978	–
Technology	5,907,618	–	5,907,618	–
Transportation	1,029,299	–	1,029,299	–
Utilities	2,973,195	–	2,973,195	–
Registered Investment Companies
Unaffiliated	7,685,798	7,685,798	–	–
Preferred Stock
Communications Services	486,659	486,659	–	–
Consumer Staples	340,608	340,608	–	–
Energy	647,408	647,408	–	–
Financials	3,012,917	2,134,974	877,943	–
Health Care	499,123	499,123	–	–
Industrials	100,136	100,136	–	–
Real Estate	43,145	43,145	–	–
Utilities	703,318	703,318	–	–
Short-Term Investments	1,996,699	–	1,996,699	–
Subtotal Investments in Securities	$386,555,139	$158,159,243	$223,241,811	$5,154,085
Other Investments *	Total
Affiliated Registered Investment Companies	29,228,184
Affiliated Short-Term Investments	29,644,867
Collateral Held for Securities Loaned	3,615,081
Subtotal Other Investments	$62,488,132

Total Investments at Value	$449,043,271

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	177,870	177,870	–	–
Total Asset Derivatives	$177,870	$177,870	$–	$–
Liability Derivatives
Futures Contracts	239,013	239,013	–	–
Total Liability Derivatives	$239,013	$239,013	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Balanced Income Plus Portfolio’s futures contracts held as of September 30, 2019. Investments and/or cash totaling $1,996,699 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	40	December 2019	$5,266,379	($53,879)
CBOT 2-Yr. U.S. Treasury Note	16	December 2019	3,455,924	(7,924)
CME E-mini Russell 2000 Index	30	December 2019	2,374,940	(87,440)
CME Euro Foreign Exchange Currency	58	December 2019	8,023,721	(75,909)
CME Ultra Long Term U.S. Treasury Bond	10	December 2019	1,932,924	(13,861)
Eurex Euro STOXX 50 Index	207	December 2019	7,916,021	104,787
Total Futures Long Contracts			$28,969,909	($134,226)
CBOT 5-Yr. U.S. Treasury Note	(1)	December 2019	($119,661)	$513
CBOT U.S. Long Bond	(2)	December 2019	(329,290)	4,665
CME E-mini S&P 500 Index	(4)	December 2019	(601,572)	5,871
ICE mini MSCI EAFE Index	(55)	December 2019	(5,282,634)	62,034
Total Futures Short Contracts			($6,333,157)	$73,083
Total Futures Contracts			$22,636,752	($61,143)

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$26,264	$960	$–	$29,228	2,979	6.9%
Total Affiliated Registered Investment Companies	26,264			29,228		6.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	39,017	98,878	108,250	29,645	2,964	7.0
Total Affiliated Short-Term Investments	39,017			29,645		7.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	3,132	44,855	44,372	3,615	3,615	0.9
Total Collateral Held for Securities Loaned	3,132			3,615		0.9
Total Value	$68,413			$62,488

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$2,004	–	$960
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	–	–	–	643
Total Income from Affiliated Investments				$1,603
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	23
Total Affiliated Income from Securities Loaned, Net				$23
Total Value	$–	$2,004	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (12.1%)[a]	Value
Basic Materials (0.5%)
	Ball Metalpack Finco, LLC, Term Loan
$138,250	6.624%, (LIBOR 3M + 4.500%), 7/31/2025[b]	$129,609
	Big River Steel, LLC, Term Loan
553,700	7.104%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	548,163
	Chemours Company, Term Loan
438,325	3.800%, (LIBOR 1M + 1.750%), 4/3/2025[b]	421,997
	Hexion, Inc., Term Loan
290,000	5.820%, (LIBOR 3M + 3.500%), 7/1/2026[b]	288,913
	Momentive Performance Materials USA, LLC, Term Loan
463,837	5.300%, (LIBOR 1M + 3.250%), 5/15/2024[b]	460,359
	Peabody Energy Corporation, Term Loan
620,550	4.794%, (LIBOR 1M + 2.750%), 3/31/2025[b]	574,784
	Pixelle Specialty Solutions, LLC, Term Loan
744,375	8.044%, (LIBOR 1M + 6.000%), 10/31/2024[b]	734,140
	Starfruit US Holdco, LLC, Term Loan
467,650	5.292%, (LIBOR 1M + 3.250%), 10/1/2025[b,d,e]	457,362
	Total	3,615,327

Capital Goods (0.9%)
	Advanced Disposal Services, Inc., Term Loan
488,916	4.197%, (LIBOR 1W + 2.250%), 11/10/2023[b]	490,201
	BWAY Holding Company, Term Loan
598,469	5.590%, (LIBOR 3M + 3.250%), 4/3/2024[b,d,e]	585,339
	GFL Environmental, Inc., Term Loan
1,489,153	5.044%, (LIBOR 1M + 3.000%), 5/31/2025[b]	1,475,855
	Natgasoline, LLC, Term Loan
595,500	5.813%, (LIBOR 3M + 3.500%), 11/14/2025[b,c]	594,011
	Navistar, Inc., Term Loan
1,009,625	5.530%, (LIBOR 1M + 3.500%), 11/6/2024[b]	1,003,628
	Sotera Health Holdings, LLC, Term Loan
837,642	5.044%, (LIBOR 1M + 3.000%), 5/15/2022[b]	827,171
	TransDigm, Inc., Term Loan
746,212	4.544%, (LIBOR 1M + 2.500%), 6/9/2023[b]	743,750
	Vertiv Group Corporation, Term Loan
1,437,973	6.044%, (LIBOR 1M + 4.000%), 11/15/2023[b]	1,366,074
	Total	7,086,029

Communications Services (3.1%)
	Altice France SA, Term Loan
439,875	4.794%, (LIBOR 1M + 2.750%), 7/31/2025[b]	428,465

Principal Amount	Bank Loans (12.1%)[a]	Value
Communications Services (3.1%) - continued
	CenturyLink, Inc., Term Loan
$2,398,696	4.794%, (LIBOR 1M + 2.750%), 1/31/2025[b]	$2,381,378
	Charter Communications Operating, LLC, Term Loan
997,237	4.050%, (LIBOR 1M + 2.000%), 4/30/2025[b]	1,002,722
	CommScope Inc., Term Loan
1,270,000	5.294%, (LIBOR 1M + 3.250%), 4/4/2026[b]	1,264,336
	CSC Holdings, LLC, Term Loan
806,437	4.278%, (LIBOR 1M + 2.250%), 7/17/2025[b]	805,139
1,496,250	5.028%, (LIBOR 1M + 3.000%), 4/15/2027[b]	1,496,250
1,560,000	0.000%, (LIBOR 1M + 2.500%), 4/27/2029[b,d,e]	1,561,950
300,000	0.000%, (LIBOR 1M + 2.500%), 4/27/2029[b,d,e]	300,000
	Diamond Sports Group, LLC, Term Loan
1,250,000	5.300%, (LIBOR 1M + 3.250%), 8/24/2026[b]	1,256,250
	Entercom Media Corporation, Term Loan
738,074	4.804%, (LIBOR 1M + 2.750%), 11/17/2024[b]	738,258
	Frontier Communications Corporation, Term Loan
1,239,260	5.800%, (LIBOR 1M + 3.750%), 6/15/2024[b]	1,235,282
	HCP Acquisition, LLC, Term Loan
957,055	5.044%, (LIBOR 1M + 3.000%), 5/16/2024[b]	955,380
	Intelsat Jackson Holdings SA, Term Loan
810,000	5.804%, (LIBOR 1M + 3.750%), 11/27/2023[b]	811,774
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,235,000	5.528%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	1,230,369
192,027	8.778%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	189,147
	Mediacom Illinois, LLC, Term Loan
458,025	3.680%, (LIBOR 1W + 1.750%), 2/15/2024[b]	458,598
	NEP Group, Inc., Term Loan
992,500	5.294%, (LIBOR 1M + 3.250%), 10/20/2025[b]	972,442
	SBA Senior Finance II, LLC, Term Loan
656,688	4.050%, (LIBOR 1M + 2.000%), 4/11/2025[b]	656,714
	Sprint Communications, Inc., Term Loan
1,774,500	4.563%, (LIBOR 1M + 2.500%), 2/3/2024[b]	1,760,641
952,800	5.063%, (LIBOR 1M + 3.000%), 2/3/2024[b]	949,522
	TNS, Inc., Term Loan
767,310	6.260%, (LIBOR 3M + 4.000%), 8/14/2022[b]	755,992

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (12.1%)[a]	Value
Communications Services (3.1%) - continued
	Virgin Media Bristol, LLC, Term Loan
$1,275,000	4.528%, (LIBOR 1M + 2.500%), 1/15/2026[b]	$1,275,000
	WideOpenWest Finance, LLC, Term Loan
757,540	5.294%, (LIBOR 1M + 3.250%), 8/19/2023[b]	730,079
	Windstream Services, LLC, Term Loan
535,000	4.550%, (LIBOR 1M + 2.500%), 2/26/2021[b]	535,000
282,830	10.000%, (PRIME + 5.000%), 3/30/2021[b,f]	286,659
	Total	24,037,347

Consumer Cyclical (1.9%)
	1011778 B.C., ULC, Term Loan
1,829,187	4.294%, (LIBOR 1M + 2.250%), 2/17/2024[b]	1,834,675
	Boyd Gaming Corporation, Term Loan
347,292	4.166%, (LIBOR 1W + 2.250%), 9/15/2023[b]	348,122
	Cengage Learning, Inc., Term Loan
1,151,292	6.294%, (LIBOR 1M + 4.250%), 6/7/2023[b]	1,087,015
	Eldorado Resorts, Inc., Term Loan
256,852	4.313%, (LIBOR 1M + 2.250%), 4/17/2024[b]	256,317
	Four Seasons Hotels, Ltd., Term Loan
771,124	4.044%, (LIBOR 1M + 2.000%), 11/30/2023[b]	774,447
	Golden Entertainment, Inc., Term Loan
1,375,125	5.060%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	1,378,563
	Golden Nugget, LLC, Term Loan
1,064,802	4.800%, (LIBOR 1M + 2.750%), 10/4/2023[b,d,e]	1,062,917
	IAA, Inc., Term Loan
310,275	4.313%, (LIBOR 1M + 2.250%), 6/28/2026[b]	311,439
	Men’s Warehouse, Inc., Term Loan
602,085	5.350%, (LIBOR 1M + 3.250%), 4/9/2025[b,c]	505,751
	Mohegan Gaming and Entertainment, Term Loan
1,160,877	6.044%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,072,685
	Scientific Games International, Inc., Term Loan
2,534,204	4.876%, (LIBOR 1M + 2.750%), 8/14/2024[b]	2,510,459
	Staples, Inc., Term Loan
339,150	6.623%, (LIBOR 3M + 4.500%), 9/12/2024[b]	334,629
1,027,425	7.123%, (LIBOR 3M + 5.000%), 4/12/2026[b]	1,012,229
	Stars Group Holdings BV, Term Loan
1,285,469	5.604%, (LIBOR 3M + 3.500%), 7/10/2025[b]	1,290,290
	Tenneco, Inc., Term Loan
456,550	5.044%, (LIBOR 1M + 3.000%), 10/1/2025[b]	428,016

Principal Amount	Bank Loans (12.1%)[a]	Value
Consumer Cyclical (1.9%) - continued
	Wyndham Hotels & Resorts, Inc., Term Loan
$529,650	3.794%, (LIBOR 1M + 1.750%), 5/30/2025[b]	$531,933
	Total	14,739,487

Consumer Non-Cyclical (2.1%)
	Air Medical Group Holdings, Inc., Term Loan
2,200,800	5.307%, (LIBOR 1M + 3.250%), 4/28/2022[b]	2,055,459
240,712	6.294%, (LIBOR 1M + 4.250%), 3/14/2025[b]	224,965
	Albertson’s LLC, Term Loan
1,850,000	4.794%, (LIBOR 1M + 2.750%), 8/17/2026[b,d,e]	1,860,897
	Amneal Pharmaceuticals, LLC, Term Loan
868,797	5.563%, (LIBOR 1M + 3.500%), 5/4/2025[b]	738,477
	Bausch Health Companies, Inc., Term Loan
1,502,984	5.039%, (LIBOR 1M + 3.000%), 6/1/2025[b]	1,508,470
	Chobani, LLC, Term Loan
746,167	5.544%, (LIBOR 1M + 3.500%), 10/7/2023[b]	739,175
	Endo International plc, Term Loan
1,987,715	6.313%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,805,720
	Grifols Worldwide Operations USA, Inc., Term Loan
741,000	4.197%, (LIBOR 1W + 2.250%), 1/31/2025[b]	744,564
	JBS USA LUX SA, Term Loan
840,775	4.544%, (LIBOR 1M + 2.500%), 5/1/2026[b]	844,281
	Libbey Glass, Inc., Term Loan
263,402	5.042%, (LIBOR 1M + 3.000%), 4/9/2021[b]	205,619
	Mallinckrodt International Finance SA, Term Loan
994,950	5.175%, (LIBOR 3M + 3.000%), 2/24/2025[b]	740,740
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,766,289	6.044%, (LIBOR 1M + 4.000%), 5/4/2022[b]	1,657,451
	MPH Acquisition Holdings, LLC, Term Loan
1,853,523	4.854%, (LIBOR 3M + 2.750%), 6/7/2023[b]	1,762,774
	Ortho-Clinical Diagnostics SA, Term Loan
950,600	5.563%, (LIBOR 3M + 3.250%), 6/1/2025[b]	918,042
	Plantronics, Inc., Term Loan
404,757	4.544%, (LIBOR 1M + 2.500%), 7/2/2025[b]	403,576
	R.R. Donnelly & Sons Company, Term Loan
139,648	7.044%, (LIBOR 3M + 5.000%), 1/15/2024[b]	139,997
	Total	16,350,207

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (12.1%)[a]	Value
Energy (0.9%)
	BCP Raptor II, LLC, Term Loan
$563,588	6.794%, (LIBOR 1M + 4.750%), 12/19/2025[b]	$504,879
	Calpine Corporation, Term Loan
788,529	4.610%, (LIBOR 3M + 2.500%), 1/15/2024[b]	790,043
	CONSOL Energy, Inc., Term Loan
597,000	6.550%, (LIBOR 1M + 4.500%), 9/28/2024[b]	591,030
	Consolidated Energy Finance SA, Term Loan
464,125	4.547%, (LIBOR 3M + 2.500%), 5/7/2025[b,c]	449,041
	Fieldwood Energy, LLC, Term Loan
600,000	7.506%, (LIBOR 3M + 5.250%), 4/11/2022[b]	518,664
	HFOTCO, LLC, Term Loan
1,362,750	4.800%, (LIBOR 1M + 2.750%), 6/26/2025[b]	1,358,498
	McDermott Technology (Americas), Inc., Term Loan
1,270,650	7.104%, (LIBOR 3M + 5.000%), 5/10/2025[b]	798,921
	Radiate Holdco, LLC, Term Loan
2,082,620	5.044%, (LIBOR 1M + 3.000%), 2/1/2024[b]	2,073,144
	Total	7,084,220

Financials (1.7%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
923,399	3.794%, (LIBOR 1M + 1.750%), 1/15/2025[b]	926,243
	Blackstone CQP Holdco, LP, Term Loan
294,263	5.656%, (LIBOR 3M + 3.500%), 6/20/2024[b]	295,366
	Cyxtera DC Holdings, Inc., Term Loan
215,050	5.040%, (LIBOR 1M + 3.000%), 5/1/2024[b]	193,237
135,000	9.300%, (LIBOR 1M + 7.250%), 5/1/2025[b]	109,913
	Digicel International Finance, Ltd., Term Loan
1,306,672	5.340%, (LIBOR 3M + 3.250%), 5/27/2024[b]	1,129,187
	Genworth Holdings, Inc., Term Loan
236,400	6.670%, (LIBOR 2M + 4.500%), 3/7/2023[b,c]	236,991
	GGP Nimbus, LLC, Term Loan
1,306,800	4.544%, (LIBOR 1M + 2.500%), 8/24/2025[b]	1,288,021
	Grizzly Finco, Term Loan
990,000	5.569%, (LIBOR 3M + 3.250%), 10/1/2025[b]	981,130
	Harland Clarke Holdings Corporation, Term Loan
1,126,510	6.854%, (LIBOR 3M + 4.750%), 11/3/2023[b]	875,862
	Level 3 Parent, LLC, Term Loan
1,600,000	4.294%, (LIBOR 1M + 2.250%), 2/22/2024[b]	1,602,336

Principal Amount	Bank Loans (12.1%)[a]	Value
Financials (1.7%) - continued
	MoneyGram International, Inc., Term Loan
$561,204	8.044%, (LIBOR 1M + 6.000%), 6/30/2023[b,c]	$527,532
	NCR Corporation, Delayed Draw
453,333	0.000%, (LIBOR 3M + 2.500%), 8/28/2026[b,d,e]	453,900
	NCR Corporation, Term Loan
396,667	0.000%, (LIBOR 3M + 2.500%), 8/28/2026[b,d,e]	397,162
	Sable International Finance, Ltd., Term Loan
2,051,093	5.294%, (LIBOR 2M + 3.250%), 1/31/2026[b]	2,058,211
	Trans Union, LLC, Term Loan
693,928	4.044%, (LIBOR 1M + 2.000%), 4/9/2023[b]	695,857
	Tronox Finance, LLC, Term Loan
1,835,303	4.817%, (LIBOR 1M + 2.750%), 9/22/2024[b]	1,833,670
	Total	13,604,618

Technology (0.8%)
	Clear Channel Outdoor Holdings, Inc., Term Loan
1,555,000	5.544%, (LIBOR 1M + 3.500%), 8/23/2026[b]	1,558,328
	Prime Security Services Borrower, LLC, Term Loan
2,000,000	0.000%, (LIBOR 1M + 3.250%), 9/23/2026[b,d,e]	1,977,820
	Rackspace Hosting, Inc., Term Loan
2,085,214	5.287%, (LIBOR 3M + 3.000%), 11/3/2023[b]	1,910,243
	SS&C Technologies Holdings Europe SARL, Term Loan
272,652	4.294%, (LIBOR 1M + 2.250%), 4/16/2025[b]	273,333
	SS&C Technologies, Inc., Term Loan
412,781	4.294%, (LIBOR 1M + 2.250%), 4/16/2025[b]	413,814
	Total	6,133,538

Utilities (0.2%)
	Core and Main, LP, Term Loan
633,712	4.863%, (LIBOR 1M + 2.750%), 8/1/2024[b]	627,775
	EnergySolutions, LLC, Term Loan
429,563	5.854%, (LIBOR 3M + 3.750%), 5/11/2025[b]	398,419
	Talen Energy Supply, LLC, Term Loan
400,000	5.792%, (LIBOR 1M + 3.750%), 7/8/2026[b]	399,000
	TerraForm Power Operating, LLC, Term Loan
393,985	4.044%, (LIBOR 1M + 2.000%), 11/8/2022[b,c]	394,477
	Total	1,819,671

	Total Bank Loans (cost $96,806,692)	94,470,444

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Asset-Backed Securities (4.7%)
	Apidos CLO XXIV
$1,570,000	3.728%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2016-24A, Class A1BRb,g	$1,550,328
	Babson CLO, Ltd.
2,400,000	5.178%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,g	2,243,378
	Bayview Opportunity Master Fund Trust
1,137,108	3.228%, 8/28/2034, Ser. 2019-LT1, Class A1[g]	1,137,459
	Benefit Street Partners CLO IV, Ltd.
1,000,000	4.028%, (LIBOR 3M + 1.750%), 1/20/2029, Ser. 2014-IVA, Class A2RRb,g	999,524
	Business Jet Securities, LLC
1,415,353	4.447%, 6/15/2033, Ser. 2018-2, Class Ag	1,440,333
	Cent CLO, LP
2,950,000	4.576%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,g	2,926,719
	Foundation Finance Trust
552,417	3.300%, 7/15/2033, Ser. 2017-1A, Class Ag	554,884
	Harley Marine Financing, LLC
1,288,538	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[g]	1,127,471
	Madison Park Funding XIV, Ltd.
1,450,000	3.678%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,g	1,431,663
	Myers Park CLO, Ltd.
1,425,000	3.678%, (LIBOR 3M + 1.400%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	1,403,333
	Neuberger Berman CLO XIV, Ltd.
1,187,500	5.906%, (LIBOR 3M + 3.650%), 1/28/2030, Ser. 2013-14A, Class DRb,g	1,131,615
	Neuberger Berman CLO, Ltd.
475,000	5.928%, (LIBOR 3M + 3.650%), 4/22/2029, Ser. 2014-17A, Class DRb,g	466,932
	OHA Credit Funding 1, Ltd.
1,215,000	3.728%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	1,200,183
	OZLM Funding II, Ltd.
2,435,000	3.766%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,g	2,412,778
	OZLM IX, Ltd.
1,875,000	3.828%, (LIBOR 3M + 1.550%), 10/20/2031, Ser. 2014-9A, Class A1BRb,g	1,865,419
	Palmer Square Loan Funding, Ltd.
1,000,000	4.528%, (LIBOR 3M + 2.250%), 4/20/2027, Ser. 2019-1A, Class Bb,g	991,832

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Asset-Backed Securities (4.7%) - continued
	Park Avenue Institutional Advisers CLO, Ltd.
$2,400,000	3.778%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,g	$2,363,666
	Preston Ridge Partners Mortgage Trust, LLC
144,041	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[g,h]	144,354
	Pretium Mortgage Credit Partners, LLC
1,476,665	3.721%, 1/25/2059, Ser. 2019-CFL1, Class A1[g,h]	1,473,494
723,406	4.826%, 9/25/2058, Ser. 2018-NPL4, Class A1[g,h]	727,359
	Riserva CLO, Ltd.
1,200,000	4.000%, (LIBOR 3M + 1.700%), 10/18/2028, Ser. 2016-3A, Class BRb,g	1,197,124
	Saxon Asset Securities Trust
184,047	4.117%, 8/25/2035, Ser. 2004-2, Class MF2	182,172
	Sound Point CLO X, Ltd.
1,150,000	4.978%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,g	1,118,153
	Sound Point CLO XXI, Ltd.
2,400,000	3.717%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,g	2,362,781
	THL Credit Wind River CLO, Ltd.
1,250,000	5.153%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb,g	1,215,554
	Vericrest Opportunity Loan Transferee
1,800,000	4.704%, 8/25/2048, Ser. 2018-NPL5, Class A1Bg,h	1,793,628
1,311,009	3.352%, 9/25/2049, Ser. 2019-NPL5, Class A1Ag,h	1,315,087
	Total	36,777,223

Basic Materials (0.8%)
	Anglo American Capital plc
216,000	4.125%, 9/27/2022[g]	224,986
	BHP Billiton Finance USA, Ltd.
480,000	6.750%, 10/19/2075[b,g]	561,000
	CF Industries, Inc.
860,000	3.450%, 6/1/2023	872,900
	First Quantum Minerals, Ltd.
980,000	7.500%, 4/1/2025[g]	965,300
	Kinross Gold Corporation
108,000	5.125%, 9/1/2021	112,050
	Novelis Corporation
950,000	5.875%, 9/30/2026[g]	996,312
	Olin Corporation
900,000	5.125%, 9/15/2027	920,250
	Packaging Corporation of America
164,000	2.450%, 12/15/2020	164,340
	Peabody Securities Finance Corporation
745,000	6.375%, 3/31/2025[g]	736,157
	Syngenta Finance NV
200,000	3.933%, 4/23/2021[g]	203,658

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Basic Materials (0.8%) - continued
	Tronox Finance plc
$550,000	5.750%, 10/1/2025[g]	$520,162
	Vale Overseas, Ltd.
70,000	4.375%, 1/11/2022	72,275
	Xstrata Finance Canada, Ltd.
163,000	4.950%, 11/15/2021[g]	170,498
	Total	6,519,888

Capital Goods (2.3%)
	AECOM
465,000	5.875%, 10/15/2024	505,455
765,000	5.125%, 3/15/2027	803,250
	Aerojet Rocketdyne Holdings, Inc., Convertible
435,000	2.250%, 12/15/2023	867,281
	Amsted Industries, Inc.
665,000	5.625%, 7/1/2027[g]	701,575
	Ardagh Packaging Finance plc
940,000	6.000%, 2/15/2025[g]	982,864
	Bombardier, Inc.
1,405,000	7.500%, 3/15/2025[g]	1,403,244
	Building Materials Corporation of America
785,000	6.000%, 10/15/2025[g]	823,041
	Caterpillar Financial Services Corporation
161,000	1.850%, 9/4/2020	160,766
164,000	1.900%, 9/6/2022	163,790
	Cemex SAB de CV
775,000	5.700%, 1/11/2025[g]	797,250
	Chart Industries, Inc., Convertible
50,000	1.000%, 11/15/2024[g]	62,562
	Cintas Corporation No. 2
162,000	2.900%, 4/1/2022	165,547
	CNH Industrial Capital, LLC
165,000	4.875%, 4/1/2021	170,805
	Covanta Holding Corporation
470,000	6.000%, 1/1/2027	494,675
	Crown Americas Capital Corporation IV
730,000	4.500%, 1/15/2023	766,500
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	498,150
	General Electric Company
745,000	5.000%, 1/21/2021[b,i]	706,819
	H&E Equipment Services, Inc.
860,000	5.625%, 9/1/2025	885,284
	KBR, Inc., Convertible
145,000	2.500%, 11/1/2023[g]	167,756
	L3Harris Technologies, Inc.
280,000	4.950%, 2/15/2021[g]	287,683
	Lockheed Martin Corporation
70,000	2.500%, 11/23/2020	70,307
	Owens-Brockway Glass Container, Inc.
1,070,000	5.000%, 1/15/2022[g]	1,103,651
	Parker-Hannifin Corporation
225,000	2.700%, 6/14/2024	229,194
	Republic Services, Inc.
105,000	2.500%, 8/15/2024	106,157
	Reynolds Group Issuer, Inc.
1,125,000	5.125%, 7/15/2023[g]	1,151,719
	Rockwell Collins, Inc.
112,000	2.800%, 3/15/2022	113,845

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Capital Goods (2.3%) - continued
	Roper Technologies, Inc.
$270,000	2.800%, 12/15/2021	$274,324
117,000	2.350%, 9/15/2024	117,033
	Standard Industries, Inc.
185,000	5.500%, 2/15/2023[g]	188,700
	Textron Financial Corporation
1,350,000	3.893%, (LIBOR 3M + 1.735%), 2/15/2042[b,g]	1,020,964
	Textron, Inc.
137,000	7.250%, 10/1/2019	137,000
	TTM Technologies, Inc., Convertible
256,000	1.750%, 12/15/2020	341,327
	United Rentals North America, Inc.
780,000	5.500%, 7/15/2025	811,590
250,000	4.625%, 10/15/2025	255,122
	United Technologies Corporation
237,000	3.950%, 8/16/2025	259,451
	Waste Management, Inc.
110,000	2.950%, 6/15/2024	113,741
	Total	17,708,422

Collateralized Mortgage Obligations (8.8%)
	Alternative Loan Trust
571,692	6.000%, 8/1/2036, Ser. 2006-24CB, Class A9	480,235
	Antler Mortgage Trust
1,250,000	4.458%, 6/27/2022, Ser. 2019-RTL1, Class A1[g]	1,266,938
3,600,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[g]	3,620,051
	Banc of America Alternative Loan Trust
191,672	2.518%, (LIBOR 1M + 0.500%), 4/25/2035, Ser. 2005-3, Class 1CB1[b]	168,727
872,051	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	840,725
	Banc of America Mortgage Securities Trust
1,244,405	4.305%, 9/25/2035, Ser. 2005-H, Class 3A1[b]	1,239,404
	Bear Stearns Adjustable Rate Mortgage Trust
72,549	4.270%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	74,508
	Bellemeade Re 2018-1, Ltd.
2,256,612	3.618%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,g	2,259,102
	Cascade Funding Mortgage Trust
1,033,396	4.580%, 6/25/2048, Ser. 2018-RM1, Class A1[g]	1,032,513
1,576,335	4.000%, 10/25/2068, Ser. 2018-RM2, Class Ab,g	1,628,906
	CHL Mortgage Pass-Through Trust
1,151,447	3.837%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	1,051,105
398,613	4.254%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	390,960
1,428,013	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	1,220,806
	CIM Trust
919,751	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,g]	963,751

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Collateralized Mortgage Obligations (8.8%) - continued
	Citicorp Mortgage Securities Trust
$159,132	6.000%, 5/25/2037, Ser. 2007-4, Class 1A5	$155,612
	Citigroup Mortgage Loan Trust, Inc.
179,246	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	182,795
412,104	5.025%, 3/25/2037, Ser. 2007-AR4, Class 2A1Ab	355,042
1,544,561	4.738%, 4/25/2037, Ser. 2007-AR5, Class 1A1Ab	1,542,517
	Countrywide Alternative Loan Trust
94,802	2.418%, (LIBOR 1M + 0.400%), 2/25/2035, Ser. 2005-J1, Class 5A1[b]	90,913
309,057	3.666%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	285,838
324,631	3.984%, 10/25/2035, Ser. 2005-43, Class 1A1[b]	316,181
367,356	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	355,481
190,601	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	153,927
994,988	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	603,492
91,829	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	91,615
	Countrywide Home Loan Mortgage Pass Through Trust
483,372	3.985%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	438,322
	Credit Suisse Mortgage Capital Certificates
1,195,807	3.322%, 10/25/2058, Ser. 2019-RPL8, Class A1[b,g]	1,200,871
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,000,680	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	1,047,192
	Eagle Re, Ltd.
1,350,000	3.818%, (LIBOR 1M + 1.800%), 4/25/2029, Ser. 2019-1, Class M1Bb,g	1,355,166
	Federal Home Loan Mortgage Corporation - REMIC
1,673,831	2.500%, 12/15/2022, Ser. 4155, Class AIj	50,066
891,372	2.500%, 5/15/2027, Ser. 4106, Class HIj	48,450
3,107,734	3.000%, 5/15/2027, Ser. 4046, Class GIj	210,196
2,376,115	3.000%, 7/15/2027, Ser. 4084, Class NIj	176,471
3,488,275	3.000%, 7/15/2027, Ser. 4074, Class IOj	257,481
1,142,224	2.500%, 2/15/2028, Ser. 4162, Class AIj	77,710
2,447,185	2.500%, 2/15/2028, Ser. 4161, Class UIj	155,974
3,400,556	2.500%, 3/15/2028, Ser. 4177, Class EIj	227,454
3,600,403	3.500%, 10/15/2032, Ser. 4119, Class KIj	435,392
1,656,986	3.000%, 2/15/2033, Ser. 4170, Class IGj	172,957

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Collateralized Mortgage Obligations (8.8%) - continued
$3,924,729	3.000%, 4/15/2033, Ser. 4203, Class DIj	$294,755
	Federal National Mortgage Association - REMIC
5,162,852	3.000%, 7/25/2027, Ser. 2012-73, Class DIj	383,569
3,205,171	3.000%, 7/25/2027, Ser. 2012-74, Class AIj	209,538
6,262,865	3.000%, 8/25/2027, Ser. 2012-95, Class HIj	404,089
3,274,434	3.500%, 9/25/2027, Ser. 2012-98, Class YIj	280,109
8,313,015	3.000%, 11/25/2027, Ser. 2012-121, Class BIj	600,725
4,247,484	3.000%, 12/25/2027, Ser. 2012-139, Class DIj	290,713
2,243,546	2.500%, 1/25/2028, Ser. 2012-152, Class AIj	146,755
5,807,423	3.000%, 1/25/2028, Ser. 2012-147, Class EIj	397,810
1,578,206	2.500%, 2/25/2028, Ser. 2013-46, Class CIj	89,050
2,946,895	3.000%, 2/25/2028, Ser. 2013-2, Class GIj	213,500
1,091,377	3.000%, 4/25/2028, Ser. 2013-30, Class DIj	79,776
3,975,044	3.000%, 11/25/2031, Ser. 2013-69, Class IOj	245,697
2,146,234	3.000%, 2/25/2033, Ser. 2013-1, Class YIj	250,017
	First Horizon Alternative Mortgage Securities Trust
354,262	4.212%, 3/25/2035, Ser. 2005-AA2, Class 1A1[b]	340,254
332,115	4.245%, 7/25/2035, Ser. 2005-AA5, Class 2A1[b]	329,485
	First Horizon Mortgage Pass-Through Trust
312,975	4.922%, 8/25/2037, Ser. 2007-AR2, Class 1A2[b]	244,340
	GMAC Mortgage Corporation Loan Trust
616,413	4.072%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	604,469
	Government National Mortgage Association
1,080,159	4.000%, 1/16/2027, Ser. 2012-3, Class IOj	85,976
	Greenpoint Mortgage Funding Trust
419,802	2.218%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	376,551
	IndyMac IMJA Mortgage Loan Trust
643,610	6.250%, 11/25/2037, Ser. 2007-A3, Class A1	461,144
	IndyMac INDX Mortgage Loan Trust
1,103,306	2.228%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	1,041,500
	J.P. Morgan Alternative Loan Trust
669,945	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	560,547

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Collateralized Mortgage Obligations (8.8%) - continued
	J.P. Morgan Mortgage Trust
$127,348	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	$142,173
567,967	4.536%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	528,773
	Legacy Mortgage Asset Trust
1,619,002	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[g]	1,638,415
	Lehman Mortgage Trust
240,946	2.768%, (LIBOR 1M + 0.750%), 12/25/2035, Ser. 2005-2, Class 3A1[b]	177,805
	Master Asset Securitization Trust
830,581	2.518%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	348,467
	MASTR Alternative Loans Trust
275,379	2.468%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	92,871
	Merrill Lynch Alternative Note Asset Trust
364,199	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	270,066
	Merrill Lynch Mortgage Investors Trust
832,448	4.338%, 6/25/2035, Ser. 2005-A5, Class M1[b]	874,103
	Oak Hill Advisors Residential Loan Trust
87,662	3.125%, 6/25/2057, Ser. 2017-NPL1, Class A1[g,h]	87,658
	Oaktown Re II, Ltd.
1,657,813	3.568%, (LIBOR 1M + 1.550%), 7/25/2028, Ser. 2018-1A, Class M1[b,g]	1,659,854
	Preston Ridge Partners Mortgage Trust, LLC
436,251	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[g,h]	439,334
1,644,353	3.967%, 4/25/2024, Ser. 2019-2A, Class A1[g,h]	1,661,019
	Pretium Mortgage Credit Partners, LLC
1,249,842	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[g,h]	1,260,208
	Radnor RE, Ltd.
1,660,031	3.418%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1[b,g]	1,662,292
1,700,000	4.718%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2[b,g]	1,708,573
	RCO 2017-INV1 Trust
1,038,881	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,g	1,032,697
	Renaissance Home Equity Loan Trust
1,167,872	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[h]	650,756
	Residential Accredit Loans, Inc. Trust
676,090	6.000%, 8/25/2035, Ser. 2005-QS10, Class 2A	680,883
338,461	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	335,893

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Collateralized Mortgage Obligations (8.8%) - continued
$500,742	6.000%, 4/25/2036, Ser. 2006-QS4, Class A2	$475,294
419,745	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	397,771
718,484	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	675,179
440,267	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	425,320
192,129	6.000%, 6/25/2037, Ser. 2007-QS8, Class A10	178,131
	Residential Asset Securitization Trust
506,418	6.200%, 8/25/2022, Ser. 2007-A8, Class 3A1[b]	416,203
613,746	3.614%, 1/25/2034, Ser. 2004-IP1, Class A1[b]	613,563
738,110	5.500%, 4/25/2035, Ser. 2005-A1, Class A3	763,844
	Residential Funding Mortgage Security I Trust
1,003,379	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	986,346
	Sequoia Mortgage Trust
875,847	3.402%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	713,646
	Starwood Mortgage Residential Trust
1,504,796	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,g]	1,533,345
	Structured Adjustable Rate Mortgage Loan Trust
315,193	4.240%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	295,920
201,420	4.256%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	178,195
	Structured Asset Mortgage Investments, Inc.
753,485	2.328%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	757,078
	Toorak Mortgage Corporation
1,750,000	4.375%, 8/25/2021, Ser. 2018-1, Class A1[g,h]	1,767,924
1,500,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[g,h]	1,524,109
	Vericrest Opportunity Loan Trust
973,076	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[g,h]	974,629
1,265,443	3.967%, 3/25/2049, Ser. 2019-NPL3, Class A1[g,h]	1,272,514
723,675	3.352%, 8/25/2049, Ser. 2019-NPL4, Class A1Ag,h	724,971
	Verus Securitization Trust
1,341,882	3.345%, 4/25/2059, Ser. 2019-2, Class A2[b,g]	1,349,441
	WaMu Mortgage Pass Through Certificates
51,111	3.876%, 8/25/2046, Ser. 2006-AR8, Class 1A1[b]	49,376
854,985	3.326%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	810,295
863,014	2.405%, (COF 11 + 1.250%), 3/25/2047, Ser. 2007-OA2, Class 2Ab	838,964

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Collateralized Mortgage Obligations (8.8%) - continued
	Washington Mutual Mortgage Pass Through Certificates
$442,716	6.000%, 11/25/2035, Ser. 2005-10, Class 2A9	$438,762
695,931	7.000%, 4/25/2037, Ser. 2007-2, Class 1A1	446,520
315,306	3.366%, (12 MTA + 0.920%), 9/25/2046, Ser. 2006-AR11, Class 3A1Ab	302,671
	Wells Fargo Mortgage Backed Securities Trust
491,525	4.908%, 12/25/2034, Ser. 2004-EE, Class B1[b]	493,913
	Total	68,810,979

Communications Services (3.3%)
	AMC Networks, Inc.
1,080,000	5.000%, 4/1/2024	1,112,400
	American Tower Corporation
60,000	2.800%, 6/1/2020	60,228
98,000	3.450%, 9/15/2021	100,260
112,000	2.950%, 1/15/2025	114,428
	AT&T, Inc.
452,000	4.450%, 4/1/2024	488,967
	British Sky Broadcasting Group plc
110,000	3.125%, 11/26/2022[g]	113,572
	CCO Holdings, LLC
1,000,000	5.875%, 4/1/2024[g]	1,043,460
700,000	5.500%, 5/1/2026[g]	733,180
460,000	5.125%, 5/1/2027[g]	480,125
	Charter Communications Operating, LLC
311,000	3.579%, 7/23/2020	313,783
120,000	4.500%, 2/1/2024	128,931
120,000	4.908%, 7/23/2025	131,877
	Comcast Corporation
216,000	1.625%, 1/15/2022	215,171
117,000	3.700%, 4/15/2024	124,748
117,000	3.950%, 10/15/2025	127,389
	Cox Communications, Inc.
171,000	2.950%, 6/30/2023[g]	173,417
	Crown Castle International Corporation
140,000	3.400%, 2/15/2021	141,916
109,000	3.150%, 7/15/2023	111,931
	CSC Holdings, LLC
725,000	5.500%, 5/15/2026[g]	762,990
	Deutsche Telekom International Finance BV
105,000	2.485%, 9/19/2023[g]	105,583
	Discovery Communications, LLC
216,000	2.950%, 3/20/2023	219,478
	DISH Network Corporation, Convertible
1,989,000	3.375%, 8/15/2026	1,822,333
	Embarq Corporation
480,000	7.995%, 6/1/2036	474,451
	Fox Corporation
229,000	4.030%, 1/25/2024[g]	243,622
	Frontier Communications Corporation
450,000	8.000%, 4/1/2027[g]	474,611
	GCI Liberty, Inc., Convertible
1,374,000	1.750%, 9/30/2046[g]	1,671,128

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Communications Services (3.3%) - continued
	Gray Escrow, Inc.
$900,000	7.000%, 5/15/2027[g]	$988,830
	IAC FinanceCo, Inc., Convertible
346,000	0.875%, 10/1/2022[g]	527,783
	Level 3 Communications, Inc.
935,000	5.375%, 1/15/2024	953,560
	Level 3 Financing, Inc.
280,000	5.375%, 5/1/2025	290,150
435,000	5.250%, 3/15/2026	452,335
	Liberty Interactive, LLC, Convertible
172,000	1.800%, 1/15/2031	156,992
	Liberty Media Corporation, Convertible
841,000	1.000%, 1/30/2023	1,053,209
	Moody’s Corporation
108,000	2.750%, 12/15/2021	109,425
	Neptune Finco Corporation
512,000	10.875%, 10/15/2025[g]	579,814
	Netflix, Inc.
905,000	4.875%, 4/15/2028	920,792
	Nexstar Escrow Corporation
716,000	5.625%, 8/1/2024[g]	745,249
	Orange SA
185,000	1.625%, 11/3/2019	184,864
	Sirius XM Radio, Inc.
940,000	5.000%, 8/1/2027[g]	969,563
	Sprint Corporation
1,710,000	7.625%, 2/15/2025	1,881,000
	Telefonica Emisiones SAU
230,000	4.570%, 4/27/2023	247,925
	T-Mobile USA, Inc.
1,410,000	4.500%, 2/1/2026	1,451,313
	Twitter, Inc., Convertible
480,000	0.250%, 6/15/2024	508,019
	Verizon Communications, Inc.
67,000	2.946%, 3/15/2022	68,606
219,000	3.258%, (LIBOR 3M + 1.100%), 5/15/2025[b]	222,385
	Viacom, Inc.
161,000	4.250%, 9/1/2023	170,742
270,000	5.875%, 2/28/2057[b]	280,294
	Virgin Media Secured Finance plc
935,000	5.250%, 1/15/2026[g]	960,713
	Vodafone Group plc
165,000	3.750%, 1/16/2024	173,968
	Total	25,387,510

Consumer Cyclical (2.9%)
	Allison Transmission, Inc.
1,115,000	5.000%, 10/1/2024[g]	1,139,391
	American Honda Finance Corporation
162,000	2.000%, 2/14/2020	161,984
163,000	2.050%, 1/10/2023	162,785
	BMW Finance NV
109,000	2.250%, 8/12/2022[g]	109,096
	Brookfield Property REIT, Inc.
475,000	5.750%, 5/15/2026[g]	496,375
	Brookfield Residential Properties, Inc.
920,000	6.250%, 9/15/2027[g]	924,600
	Cinemark USA, Inc.
900,000	4.875%, 6/1/2023	912,375
	D.R. Horton, Inc.
160,000	2.550%, 12/1/2020	160,470

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Consumer Cyclical (2.9%) - continued
	Daimler Finance North America, LLC
$118,000	2.550%, 8/15/2022[g]	$118,451
	Ford Motor Credit Company, LLC
95,000	2.597%, 11/4/2019	94,996
162,000	3.336%, 3/18/2021	162,752
220,000	5.596%, 1/7/2022	231,144
	General Motors Financial Company, Inc.
162,000	2.650%, 4/13/2020	162,214
162,000	4.375%, 9/25/2021	167,363
118,000	4.200%, 11/6/2021	121,734
108,000	3.150%, 6/30/2022	109,250
191,000	6.500%, 9/30/2028[b,i,k]	191,955
	Hanesbrands, Inc.
700,000	4.875%, 5/15/2026[g]	739,550
	Harley-Davidson Financial Services, Inc.
170,000	4.050%, 2/4/2022[g]	175,340
	Hilton Domestic Operating Company, Inc.
920,000	4.875%, 1/15/2030[g]	971,382
	Home Depot, Inc.
110,000	2.000%, 4/1/2021	110,252
65,000	2.625%, 6/1/2022	66,505
	Hyundai Capital America
165,000	3.000%, 6/20/2022[g]	166,254
	L Brands, Inc.
470,000	5.625%, 2/15/2022	495,262
470,000	6.694%, 1/15/2027	461,775
	Landry’s, Inc.
920,000	6.750%, 10/15/2024[g]	943,000
	Lennar Corporation
161,000	2.950%, 11/29/2020	160,791
65,000	4.125%, 1/15/2022	66,544
1,180,000	4.500%, 4/30/2024	1,243,130
	Live Nation Entertainment, Inc.
520,000	5.375%, 6/15/2022[g]	526,500
470,000	5.625%, 3/15/2026[g]	499,962
	Macy’s Retail Holdings, Inc.
45,000	3.875%, 1/15/2022	45,768
67,000	2.875%, 2/15/2023	66,152
	Mattamy Group Corporation
870,000	6.500%, 10/1/2025[g]	913,500
	McDonald’s Corporation
226,000	3.350%, 4/1/2023	235,886
	MGM Resorts International
775,000	6.000%, 3/15/2023	853,817
875,000	5.750%, 6/15/2025	963,594
	Navistar International Corporation
855,000	6.625%, 11/1/2025[g]	867,825
	New Red Finance, Inc.
800,000	4.250%, 5/15/2024[g]	822,968
275,000	5.000%, 10/15/2025[g]	284,075
	Prime Security Services Borrower, LLC
990,000	5.750%, 4/15/2026[g]	1,030,887
	Ralph Lauren Corporation
70,000	2.625%, 8/18/2020	70,442
	Scientific Games International, Inc.
470,000	5.000%, 10/15/2025[g]	484,946
	ServiceMaster Company, LLC
930,000	5.125%, 11/15/2024[g]	964,875
	Six Flags Entertainment Corporation
960,000	4.875%, 7/31/2024[g]	993,600

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Consumer Cyclical (2.9%) - continued
	Starbucks Corporation
$115,000	2.100%, 2/4/2021	$115,105
	Viking Cruises, Ltd.
660,000	5.875%, 9/15/2027[g]	699,336
	Visa, Inc.
70,000	2.200%, 12/14/2020	70,269
	Volkswagen Group of America Finance, LLC
200,000	4.250%, 11/13/2023[g]	213,101
	Yum! Brands, Inc.
865,000	5.000%, 6/1/2024[g]	897,437
240,000	4.750%, 1/15/2030[g]	247,500
	Total	22,894,265

Consumer Non-Cyclical (2.7%)
	Abbott Laboratories
216,000	2.550%, 3/15/2022	218,247
113,000	3.400%, 11/30/2023	118,793
	AbbVie, Inc.
216,000	2.500%, 5/14/2020	216,493
108,000	2.900%, 11/6/2022	110,075
	Albertson’s Companies, LLC
1,000,000	6.625%, 6/15/2024	1,047,500
	Allergan, Inc.
107,000	2.800%, 3/15/2023	107,992
	Altria Group, Inc.
110,000	3.800%, 2/14/2024	115,001
113,000	4.400%, 2/14/2026	120,796
	Anheuser-Busch Companies, LLC
113,000	3.650%, 2/1/2026	121,076
	Anheuser-Busch InBev Finance, Inc.
97,000	3.300%, 2/1/2023	100,836
	Anheuser-Busch InBev Worldwide, Inc.
177,000	4.150%, 1/23/2025	193,380
	B&G Foods, Inc.
820,000	5.250%, 9/15/2027	838,532
	BAT Capital Corporation
110,000	2.764%, 8/15/2022	111,044
177,000	3.222%, 8/15/2024	179,139
	Bayer U.S. Finance II, LLC
213,000	3.500%, 6/25/2021[g]	217,259
	Becton, Dickinson and Company
226,000	3.363%, 6/6/2024	235,746
	Boston Scientific Corporation
226,000	3.450%, 3/1/2024	235,799
	Bunge, Ltd. Finance Corporation
70,000	3.500%, 11/24/2020	70,756
	Cardtronics, Inc., Convertible
270,000	1.000%, 12/1/2020	263,148
	Celgene Corporation
177,000	3.625%, 5/15/2024	186,929
	Centene Corporation
920,000	4.750%, 1/15/2025	944,380
	Cigna Corporation
235,000	4.125%, 11/15/2025	253,045
	Conagra Brands, Inc.
118,000	3.800%, 10/22/2021	121,773
118,000	4.300%, 5/1/2024	126,626
	Constellation Brands, Inc.
220,000	4.250%, 5/1/2023	235,213
	CVS Health Corporation
108,000	2.750%, 12/1/2022	109,325
327,000	3.700%, 3/9/2023	340,350
220,000	4.100%, 3/25/2025	234,915

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Consumer Non-Cyclical (2.7%) - continued
	Energizer Holdings, Inc.
$950,000	6.375%, 7/15/2026[g,k]	$1,017,583
	Express Scripts Holding Company
108,000	4.750%, 11/15/2021	113,496
	Forest Laboratories, LLC
53,000	4.875%, 2/15/2021[g]	54,474
	General Mills, Inc.
110,000	3.700%, 10/17/2023	115,796
110,000	3.650%, 2/15/2024	115,441
	HCA, Inc.
1,350,000	5.375%, 2/1/2025	1,474,875
	Imperial Brands Finance plc
105,000	3.125%, 7/26/2024[g]	105,223
	J.M. Smucker Company
110,000	2.200%, 12/6/2019	109,961
	JBS USA Lux SA
990,000	5.500%, 1/15/2030[g]	1,049,380
	JBS USA, LLC
870,000	5.750%, 6/15/2025[g]	906,383
	Kellogg Company
220,000	3.125%, 5/17/2022	225,024
	Keurig Dr Pepper, Inc.
224,000	3.551%, 5/25/2021	228,952
	Kroger Company
110,000	2.800%, 8/1/2022	111,930
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	5,003
	Mead Johnson Nutrition Company
70,000	3.000%, 11/15/2020	70,606
	Mondelez International Holdings Netherlands BV
162,000	2.000%, 10/28/2021[g]	161,676
	Mylan NV
112,000	3.150%, 6/15/2021	113,428
	Mylan, Inc.
105,000	4.200%, 11/29/2023	110,053
	Par Pharmaceutical, Inc.
470,000	7.500%, 4/1/2027[g]	427,700
	Pernod Ricard SA
190,000	5.750%, 4/7/2021[g]	199,935
	Post Holdings, Inc.
400,000	5.500%, 3/1/2025[g]	419,000
	Reynolds American, Inc.
110,000	4.850%, 9/15/2023	119,054
	Shire Acquisitions Investments Ireland Designated Activity Company
216,000	2.400%, 9/23/2021	217,001
	Simmons Foods, Inc.
840,000	5.750%, 11/1/2024[g]	819,000
	Smithfield Foods, Inc.
162,000	2.700%, 1/31/2020[g]	161,905
	Spectrum Brands, Inc.
700,000	5.750%, 7/15/2025	730,443
	Teleflex, Inc.
725,000	4.875%, 6/1/2026	755,812
	Tenet Healthcare Corporation
240,000	4.625%, 7/15/2024	246,655
700,000	5.125%, 11/1/2027[g]	723,345
	Teva Pharmaceutical Finance Netherlands III BV
200,000	2.200%, 7/21/2021	182,750
	Tyson Foods, Inc.
98,000	4.500%, 6/15/2022	103,679

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Consumer Non-Cyclical (2.7%) - continued
	UnitedHealth Group, Inc.
$70,000	3.350%, 7/15/2022	$72,532
	Valeant Pharmaceuticals International, Inc.
470,000	5.875%, 5/15/2023[g]	475,875
	VRX Escrow Corporation
1,895,000	6.125%, 4/15/2025[g]	1,966,062
	Zimmer Biomet Holdings, Inc.
220,000	3.550%, 4/1/2025	231,006
	Zoetis, Inc.
161,000	3.450%, 11/13/2020	163,077
161,000	3.250%, 2/1/2023	165,270
	Total	21,443,553

Energy (2.5%)
	Alliance Resource Operating Partners, LP
760,000	7.500%, 5/1/2025[g]	750,500
	Antero Resources Corporation
360,000	5.125%, 12/1/2022	315,900
500,000	5.625%, 6/1/2023[k]	432,500
	BP Capital Markets America, Inc.
442,000	2.520%, 9/19/2022	447,333
	BP Capital Markets plc
108,000	2.315%, 2/13/2020	108,115
	Canadian Natural Resources, Ltd.
110,000	2.950%, 1/15/2023	112,005
	Canadian Oil Sands, Ltd.
108,000	9.400%, 9/1/2021[g]	120,561
	Cheniere Corpus Christi Holdings, LLC
800,000	7.000%, 6/30/2024	919,000
	Cheniere Energy Partners, LP
1,120,000	5.625%, 10/1/2026	1,188,488
	Chesapeake Energy Corporation
925,000	7.000%, 10/1/2024	663,687
	Continental Resources, Inc.
59,000	5.000%, 9/15/2022	59,520
	Diamondback Energy, Inc.
560,000	4.750%, 11/1/2024	573,300
250,000	5.375%, 5/31/2025	260,890
	Enbridge, Inc.
110,000	2.900%, 7/15/2022	112,088
887,000	6.250%, 3/1/2078[b]	940,118
	Energy Transfer Operating, LP
112,000	4.200%, 9/15/2023	117,830
220,000	5.875%, 1/15/2024	244,606
264,000	6.625%, 2/15/2028[b,i]	249,480
	EnLink Midstream Partners, LP
940,000	4.850%, 7/15/2026	893,000
	Enterprise Products Operating, LLC
440,000	4.875%, 8/16/2077[b]	425,150
	EOG Resources, Inc.
180,000	2.625%, 3/15/2023	183,484
	EQM Midstream Partners LP
177,000	4.750%, 7/15/2023	177,666
	Hess Corporation
112,000	3.500%, 7/15/2024	114,311
	Kinder Morgan Energy Partners, LP
216,000	3.450%, 2/15/2023	222,776
	Marathon Oil Corporation
108,000	2.700%, 6/1/2020	108,211
	Marathon Petroleum Corporation
110,000	4.750%, 12/15/2023	119,383

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Energy (2.5%) - continued
	MPLX, LP
$162,000	4.500%, 7/15/2023	$172,592
	Nabors Industries, Inc.
550,000	5.750%, 2/1/2025	407,000
	Newfield Exploration Company
110,000	5.625%, 7/1/2024	121,358
	Noble Energy, Inc.
165,000	3.900%, 11/15/2024	172,990
	Occidental Petroleum Corporation
48,000	4.850%, 3/15/2021	49,631
220,000	2.700%, 8/15/2022	221,925
164,000	2.900%, 8/15/2024	165,245
	Parsley Energy, LLC
730,000	5.625%, 10/15/2027[g]	753,725
	Plains All American Pipeline, LP
247,000	5.000%, 2/1/2021	253,390
260,000	6.125%, 11/15/2022[b,i]	244,910
60,000	2.850%, 1/31/2023	60,004
	Precision Drilling Corporation
230,000	7.750%, 12/15/2023	223,434
330,000	7.125%, 1/15/2026[g]	305,250
	Sabine Pass Liquefaction, LLC
108,000	6.250%, 3/15/2022	116,370
108,000	5.625%, 4/15/2023	117,358
	Southwestern Energy Company
840,000	7.500%, 4/1/2026	730,800
	Sunoco Logistics Partners Operations, LP
175,000	4.400%, 4/1/2021	179,756
	Sunoco, LP
475,000	5.500%, 2/15/2026	495,743
460,000	5.875%, 3/15/2028	488,175
	Tallgrass Energy Partners, LP
1,490,000	5.500%, 1/15/2028[g]	1,456,326
	Transocean Guardian, Ltd.
787,650	5.875%, 1/15/2024[g]	791,588
	W&T Offshore, Inc.
900,000	9.750%, 11/1/2023[g]	859,158
	Western Gas Partners, LP
110,000	4.000%, 7/1/2022	111,333
	Williams Partners, LP
215,000	4.500%, 11/15/2023	230,143
	WPX Energy, Inc.
610,000	5.750%, 6/1/2026	625,250
270,000	5.250%, 10/15/2027	272,025
	Total	19,485,381

Financials (7.2%)
	ACE INA Holdings, Inc.
70,000	2.875%, 11/3/2022	71,756
	Aegon NV
720,000	2.139%, (USISDA 10Y + 0.100%), 1/15/2020[b,i]	507,600
	AIG Global Funding
220,000	2.150%, 7/2/2020[g]	220,188
	Air Lease Corporation
220,000	2.500%, 3/1/2021	220,642
	Aircastle, Ltd.
178,000	5.000%, 4/1/2023	190,637
	Ally Financial, Inc.
950,000	5.750%, 11/20/2025	1,064,019
	American Express Company
112,000	3.375%, 5/17/2021	114,240
105,000	3.700%, 8/3/2023	110,634
113,000	3.400%, 2/22/2024	118,191

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Financials (7.2%) - continued
	Ares Capital Corporation
$218,000	3.875%, 1/15/2020	$218,581
	Ares Capital Corporation, Convertible
522,000	4.625%, 3/1/2024	549,013
	Athene Global Funding
165,000	4.000%, 1/25/2022[g]	171,240
	Australia and New Zealand Banking Group, Ltd.
430,000	6.750%, 6/15/2026[b,g,i]	476,225
	Avolon Holdings Funding, Ltd.
57,000	5.250%, 5/15/2024[g]	61,030
	BAC Capital Trust XIV
248,000	4.000%, (LIBOR 3M + 0.400%), 10/17/2019[b,i]	216,876
	Banco Bilbao Vizcaya Argentaria SA
200,000	6.500%, 3/5/2025[b,i]	203,600
200,000	6.125%, 11/16/2027[b,i]	191,750
	Bank of America Corporation
218,000	2.738%, 1/23/2022[b]	219,260
224,000	3.499%, 5/17/2022[b]	228,437
200,000	3.004%, 12/20/2023[b]	204,262
328,000	3.550%, 3/5/2024[b]	341,106
564,000	5.125%, 6/20/2024[b,i]	584,445
457,000	3.864%, 7/23/2024[b]	481,312
220,000	4.200%, 8/26/2024	235,980
750,000	6.250%, 9/5/2024[b,i]	816,000
113,000	3.458%, 3/15/2025[b]	117,902
	Bank of Montreal
330,000	3.300%, 2/5/2024	343,429
	Bank of New York Mellon Corporation
216,000	2.600%, 2/7/2022	218,983
	Bank of Nova Scotia
112,000	2.718%, (LIBOR 3M + 0.440%), 4/20/2021[b]	112,423
162,000	2.700%, 3/7/2022	164,834
221,000	2.375%, 1/18/2023	222,933
	Barclays Bank plc
100,000	5.140%, 10/14/2020	102,256
	Barclays plc
225,000	4.610%, 2/15/2023[b]	233,746
731,000	7.750%, 9/15/2023[b,i]	760,730
200,000	4.338%, 5/16/2024[b]	208,935
	BB&T Corporation
220,000	2.150%, 2/1/2021	220,356
105,000	2.500%, 8/1/2024	105,846
600,000	4.800%, 9/1/2024[b,i]	599,994
	Blackstone Mortgage Trust, Inc., Convertible
120,000	4.375%, 5/5/2022	124,950
	BNP Paribas SA
460,000	7.625%, 3/30/2021[b,g,i]	484,725
	BNZ International Funding, Ltd.
250,000	3.099%, (LIBOR 3M + 0.980%), 9/14/2021[b,g]	252,856
	BPCE SA
110,000	3.000%, 5/22/2022[g]	111,622
	Camden Property Trust
110,000	4.875%, 6/15/2023	119,607
	Capital One Bank USA NA
165,000	3.375%, 2/15/2023	170,042
	Capital One Financial Corporation
324,000	3.050%, 3/9/2022	330,459
	Central Fidelity Capital Trust I
445,000	3.303%, (LIBOR 3M + 1.000%), 4/15/2027[b]	413,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Financials (7.2%) - continued
	CIT Bank NA
$118,000	2.969%, 9/27/2025[b]	$118,147
	CIT Group, Inc.
925,000	5.000%, 8/15/2022	979,945
	Citigroup, Inc.
216,000	2.650%, 10/26/2020	217,318
97,000	2.350%, 8/2/2021	97,444
108,000	2.750%, 4/25/2022	109,611
108,000	2.946%, (LIBOR 3M + 0.690%), 10/27/2022[b]	108,137
218,000	3.142%, 1/24/2023[b]	222,040
496,000	5.000%, 9/12/2024[b,i]	502,051
336,000	3.352%, 4/24/2025[b]	348,460
248,000	5.950%, 5/15/2025[b,i]	262,575
	Citizens Bank NA
250,000	2.200%, 5/26/2020	250,013
	CNA Financial Corporation
103,000	5.750%, 8/15/2021	109,394
126,000	3.950%, 5/15/2024	135,236
	Commonwealth Bank of Australia
216,000	2.250%, 3/10/2020[g]	216,197
	Compass Bank
250,000	3.500%, 6/11/2021	254,127
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
216,000	3.950%, 11/9/2022	224,981
	Credit Agricole SA
108,000	3.375%, 1/10/2022[g]	110,414
406,000	8.125%, 12/23/2025[b,g,i]	477,557
	Credit Suisse Group AG
400,000	7.500%, 7/17/2023[b,g,i]	427,500
372,000	7.500%, 12/11/2023[b,g,i]	411,060
117,000	2.593%, 9/11/2025[b,g]	115,899
560,000	6.375%, 8/21/2026[b,g,i]	579,600
	Credit Suisse Group Funding (Guernsey), Ltd.
325,000	3.800%, 9/15/2022	337,665
	Danske Bank AS
177,000	5.000%, 1/12/2022[g]	186,094
	Deutsche Bank AG
108,000	2.700%, 7/13/2020	107,778
324,000	4.250%, 10/14/2021	328,674
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	101,444
	Digital Realty Trust, LP
165,000	2.750%, 2/1/2023	166,676
	Discover Bank
43,000	8.700%, 11/18/2019	43,333
175,000	2.450%, 9/12/2024	174,525
	Discover Bank of Greenwood Delaware
107,000	4.200%, 8/8/2023	113,744
	Fidelity National Financial, Inc.
180,000	5.500%, 9/1/2022	193,171
	Fifth Third Bancorp
164,000	2.600%, 6/15/2022	165,761
113,000	3.650%, 1/25/2024	119,127
	Five Corners Funding Trust
275,000	4.419%, 11/15/2023[g]	297,314
	FTI Consulting, Inc., Convertible
460,000	2.000%, 8/15/2023	559,871
	GE Capital International Funding Company
461,000	3.373%, 11/15/2025	470,369

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Financials (7.2%) - continued
	General Electric Capital Corporation
$113,000	3.100%, 1/9/2023	$114,502
	Goldman Sachs Group, Inc.
216,000	5.375%, 5/10/2020[b,i]	217,620
216,000	5.250%, 7/27/2021	227,601
160,000	3.328%, (LIBOR 3M + 1.170%), 11/15/2021[b]	161,227
216,000	3.000%, 4/26/2022	218,402
164,000	2.876%, 10/31/2022[b]	165,899
108,000	3.177%, (LIBOR 3M + 1.050%), 6/5/2023[b]	108,649
226,000	3.625%, 2/20/2024	237,093
548,000	5.500%, 8/10/2024[b,i,k]	575,400
	GS Finance Corporation, Convertible
1,975,000	0.500%, 6/23/2025[c]	2,024,770
	Guardian Life Global Funding
200,000	2.000%, 4/26/2021[g]	199,886
	Hannon Armstrong Sustainable Infrastructure Capital, Convertible
116,000	4.125%, 9/1/2022	129,485
	Hospitality Properties Trust
80,000	4.250%, 2/15/2021	81,085
	HSBC Holdings plc
324,000	3.400%, 3/8/2021	328,957
216,000	6.875%, 6/1/2021[b,i]	226,584
210,000	3.789%, (LIBOR 3M + 1.500%), 1/5/2022[b]	213,932
298,000	6.375%, 9/17/2024[b,i]	312,715
225,000	3.803%, 3/11/2025[b]	234,397
	Huntington Bancshares, Inc.
140,000	3.150%, 3/14/2021	141,880
	Icahn Enterprises, LP
325,000	6.750%, 2/1/2024	338,000
430,000	6.375%, 12/15/2025	452,150
	ILFC E-Capital Trust II
372,000	4.020%, (H15T30Y + 1.800%), 12/21/2065[b,g]	259,321
	ING Groep NV
555,000	6.000%, 4/16/2020[b,i]	560,050
225,000	4.100%, 10/2/2023	238,860
	International Lease Finance Corporation
216,000	4.625%, 4/15/2021	222,423
216,000	5.875%, 8/15/2022	236,660
	Iron Mountain, Inc.
665,000	4.875%, 9/15/2027[g]	680,082
	iStar, Inc., Convertible
145,000	3.125%, 9/15/2022	153,551
	J.P. Morgan Chase & Company
161,000	2.818%, (LIBOR 3M + 0.680%), 6/1/2021[b]	161,257
210,000	2.295%, 8/15/2021	210,557
272,000	2.776%, 4/25/2023[b]	275,903
220,000	3.375%, 5/1/2023	227,603
362,000	5.150%, 5/1/2023[b,i]	372,407
215,000	3.513%, (LIBOR 3M + 1.230%), 10/24/2023[b]	218,409
1,132,000	5.000%, 8/1/2024[b,i]	1,163,130
220,000	3.875%, 9/10/2024	234,388
456,000	4.023%, 12/5/2024[b]	486,427
	Liberty Mutual Group, Inc.
525,000	3.951%, 10/15/2050[g]	524,932
25,000	5.000%, 6/1/2021[g]	25,944
	Lincoln National Corporation
185,000	6.250%, 2/15/2020	187,561

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Financials (7.2%) - continued
$235,000	4.481%, (LIBOR 3M + 2.358%), 5/17/2066[b]	$190,423
	Lloyds Banking Group plc
215,000	3.000%, 1/11/2022	217,211
175,000	2.858%, 3/17/2023[b]	175,565
225,000	3.900%, 3/12/2024	235,470
800,000	6.413%, 10/1/2035[b,g,i]	840,000
590,000	6.657%, 5/21/2037[b,g,i]	629,825
	Macquarie Bank, Ltd.
540,000	6.125%, 3/8/2027[b,g,i]	543,375
	Marsh & McLennan Companies, Inc.
175,000	3.875%, 3/15/2024	186,557
	MetLife Capital Trust IV
823,000	7.875%, 12/15/2037[g]	1,082,245
	MGIC Investment Corporation, Convertible
805,000	9.000%, 4/1/2063[g]	1,076,184
	Mitsubishi UFJ Financial Group, Inc.
108,000	2.998%, 2/22/2022	109,882
163,000	2.623%, 7/18/2022	164,310
220,000	3.455%, 3/2/2023	227,703
113,000	3.407%, 3/7/2024	117,577
	Mizuho Financial Group, Inc.
163,000	2.721%, 7/16/2023[b]	164,353
	Morgan Stanley
210,000	2.800%, 6/16/2020	211,060
216,000	5.500%, 7/28/2021	229,126
108,000	2.750%, 5/19/2022	109,554
64,000	4.875%, 11/1/2022	68,630
218,000	3.125%, 1/23/2023	223,628
114,000	2.720%, 7/22/2025[b]	115,315
	MPT Operating Partnership, LP
510,000	5.500%, 5/1/2024	523,387
460,000	4.625%, 8/1/2029	473,800
	Nordea Bank Abp
200,000	6.625%, 3/26/2026[b,g,i]	215,250
	Park Aerospace Holdings, Ltd.
57,000	4.500%, 3/15/2023[g]	58,984
	PNC Bank NA
216,000	2.450%, 11/5/2020	216,966
	PNC Financial Services Group, Inc.
110,000	3.500%, 1/23/2024	116,221
	Quicken Loans, Inc.
1,160,000	5.750%, 5/1/2025[g]	1,196,250
	Realty Income Corporation
162,000	5.750%, 1/15/2021	168,009
	Regions Financial Corporation
90,000	3.200%, 2/8/2021	91,108
112,000	3.800%, 8/14/2023	118,150
	Reinsurance Group of America, Inc.
162,000	4.700%, 9/15/2023	175,063
	Royal Bank of Canada
216,000	2.125%, 3/2/2020	216,146
	Royal Bank of Scotland Group plc
621,000	8.625%, 8/15/2021[b,i]	664,998
110,000	6.125%, 12/15/2022	119,024
110,000	6.100%, 6/10/2023	119,812
880,000	5.125%, 5/28/2024	938,096
220,000	4.269%, 3/22/2025[b]	230,087
	Santander Holdings USA, Inc.
178,000	4.450%, 12/3/2021	185,908
	Santander UK Group Holdings plc
210,000	2.875%, 8/5/2021	210,750
	Simon Property Group, LP
120,000	2.500%, 7/15/2021	120,931

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Financials (7.2%) - continued
$106,000	2.000%, 9/13/2024	$104,916
	SITE Centers Corporation
52,000	4.625%, 7/15/2022	54,355
	Societe Generale SA
805,000	8.000%, 9/29/2025[b,g,i]	906,631
	Standard Chartered plc
163,000	2.744%, 9/10/2022[b,g]	163,168
	State Street Capital Trust IV
1,482,000	3.119%, (LIBOR 3M + 1.000%), 6/15/2047[b]	1,137,302
	Sumitomo Mitsui Financial Group, Inc.
108,000	2.784%, 7/12/2022	109,608
456,000	2.778%, 10/18/2022	462,869
141,000	2.448%, 9/27/2024	140,907
	SunTrust Banks, Inc.
95,000	2.900%, 3/3/2021	95,988
	Synchrony Financial
25,000	3.517%, (LIBOR 3M + 1.230%), 2/3/2020[b]	25,054
94,000	3.750%, 8/15/2021	96,188
105,000	2.850%, 7/25/2022	105,926
115,000	4.250%, 8/15/2024	121,333
	Toronto-Dominion Bank
295,000	2.550%, 1/25/2021	297,225
113,000	3.250%, 3/11/2024	118,190
	UBS Group Funding Jersey, Ltd.
216,000	3.000%, 4/15/2021[g]	218,587
	USB Realty Corporation
1,497,000	3.450%, (LIBOR 3M + 1.147%), 1/15/2022[b,g,i]	1,279,935
	Ventas Realty, LP
112,000	3.100%, 1/15/2023	114,893
110,000	3.750%, 5/1/2024	116,028
	Wachovia Capital Trust II
220,000	2.803%, (LIBOR 3M + 0.500%), 1/15/2027[b]	203,500
	Wells Fargo & Company
205,000	2.100%, 7/26/2021	204,939
110,000	2.625%, 7/22/2022	111,224
326,000	3.393%, (LIBOR 3M + 1.110%), 1/24/2023[b]	329,577
220,000	4.125%, 8/15/2023	233,432
250,000	3.486%, (LIBOR 3M + 1.230%), 10/31/2023[b]	253,777
115,000	3.750%, 1/24/2024	121,791
	Westpac Banking Corporation
275,000	2.974%, (LIBOR 3M + 0.850%), 8/19/2021[b]	277,976
	Total	56,512,705

Mortgage-Backed Securities (10.0%)
	Federal Home Loan Mortgage Corporation
3,525,822	3.500%, 8/15/2035, Ser. 345, Class C8[j]	370,728
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
7,125,000	2.500%, 10/1/2034[e]	7,186,369
7,300,000	3.500%, 10/1/2034[e]	7,550,367
16,452,000	3.000%, 10/1/2034[e]	16,818,957

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Mortgage-Backed Securities (10.0%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$13,485,000	3.500%, 10/1/2049[e]	$13,835,294
32,238,000	3.000%, 10/1/2049[e]	32,729,126
	Total	78,490,841

Technology (1.9%)
	Akamai Technologies, Inc., Convertible
577,000	0.375%, 9/1/2027[g]	588,193
	Apple, Inc.
217,000	2.400%, 1/13/2023	220,544
385,000	3.450%, 5/6/2024	409,925
	Baidu, Inc.
109,000	3.000%, 6/30/2020	109,375
	Booking Holdings, Inc., Convertible
324,000	0.350%, 6/15/2020	484,278
	Broadcom Corporation
222,000	2.650%, 1/15/2023	221,793
	CommScope Technologies Finance, LLC
780,000	6.000%, 6/15/2025[g]	703,950
	Cypress Semiconductor Corporation, Convertible
235,000	4.500%, 1/15/2022	409,753
	Dell International, LLC/EMC Corporation
170,000	4.000%, 7/15/2024[g]	177,815
	Diamond 1 Finance Corporation
330,000	5.450%, 6/15/2023[g]	359,345
	Diamond Sports Group, LLC
950,000	6.625%, 8/15/2027[g,k]	984,248
	Equinix, Inc.
675,000	5.750%, 1/1/2025	702,878
	Fidelity National Information Services, Inc.
275,000	2.250%, 8/15/2021	275,371
	Fiserv, Inc.
235,000	2.750%, 7/1/2024	239,019
	Global Payments, Inc.
52,000	2.650%, 2/15/2025	52,221
	Harland Clarke Holdings Corporation
480,000	8.375%, 8/15/2022[g]	393,600
	Hewlett Packard Enterprise Company
268,000	3.600%, 10/15/2020	271,448
106,000	2.250%, 4/1/2023	105,690
	Inception Merger Sub, Inc.
750,000	8.625%, 11/15/2024[g,k]	689,925
	Intel Corporation
160,000	1.700%, 5/19/2021	159,804
70,000	3.100%, 7/29/2022	72,449
	Intel Corporation, Convertible
443,000	3.250%, 8/1/2039	1,125,211
	j2 Global, Inc., Convertible
373,000	3.250%, 6/15/2029	528,851
	Marvell Technology Group, Ltd.
112,000	4.200%, 6/22/2023	117,400
	Microchip Technology, Inc., Convertible
181,000	1.625%, 2/15/2027	233,004
	Microsoft Corporation
216,000	2.400%, 2/6/2022	219,022
	NCR Corporation
620,000	6.125%, 9/1/2029[g]	653,511

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Technology (1.9%) - continued
	Nuance Communications, Inc., Convertible
$1,265,000	1.250%, 4/1/2025	$1,239,700
	NXP BV/NXP Funding, LLC
165,000	4.875%, 3/1/2024[g]	178,933
	Okta, Inc., Convertible
476,000	0.125%, 9/1/2025[g]	430,974
	ON Semiconductor Corporation, Convertible
566,000	1.625%, 10/15/2023	680,586
	Oracle Corporation
60,000	2.500%, 5/15/2022	60,759
	Panasonic Corporation
163,000	2.536%, 7/19/2022[g]	163,993
	Plantronics, Inc.
800,000	5.500%, 5/31/2023[g]	802,000
	Seagate HDD Cayman
58,000	4.250%, 3/1/2022	59,750
	SS&C Technologies, Inc.
700,000	5.500%, 9/30/2027[g]	731,518
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	59,936
	Verint Systems, Inc., Convertible
282,000	1.500%, 6/1/2021	283,536
	Total	15,200,308

Transportation (0.5%)
	Boeing Company
226,000	3.100%, 5/1/2026	237,127
	CSX Corporation
110,000	3.700%, 11/1/2023	116,336
	Delta Air Lines, Inc.
162,000	2.875%, 3/13/2020	162,346
	Hertz Corporation
500,000	5.500%, 10/15/2024[g]	500,750
	J.B. Hunt Transport Services, Inc.
70,000	3.300%, 8/15/2022	71,595
	Penske Truck Leasing Company, LP
113,000	3.375%, 2/1/2022[g]	115,332
	Ryder System, Inc.
238,000	3.500%, 6/1/2021	243,149
	Union Pacific Corporation
168,000	3.750%, 7/15/2025	180,960
	United Airlines Pass Through Trust
70,000	3.700%, 12/1/2022	71,932
	United Continental Holdings, Inc.
960,000	4.875%, 1/15/2025	1,010,016
	XPO Logistics, Inc.
300,000	6.125%, 9/1/2023[g]	309,750
529,000	6.750%, 8/15/2024[g]	572,643
	Total	3,591,936

U.S. Government & Agencies (0.1%)
	U.S. Treasury Notes
350,000	1.750%, 6/30/2024	353,021
	Total	353,021

Utilities (1.1%)
	Alabama Power Company
108,000	2.450%, 3/30/2022	109,285
	Ameren Corporation
70,000	2.700%, 11/15/2020	70,365
109,000	2.500%, 9/15/2024	109,553
	Berkshire Hathaway Energy Company
218,000	2.400%, 2/1/2020	218,161

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Utilities (1.1%) - continued
	Calpine Corporation
$560,000	6.000%, 1/15/2022[g]	$561,876
420,000	5.375%, 1/15/2023	425,250
	CenterPoint Energy, Inc.
110,000	2.500%, 9/1/2022	110,763
105,000	2.500%, 9/1/2024	104,865
	Consolidated Edison, Inc.
108,000	2.000%, 3/15/2020	107,941
	Dominion Energy, Inc.
110,000	2.715%, 8/15/2021	110,718
110,000	3.071%, 8/15/2024	112,568
	DTE Energy Company
178,000	3.300%, 6/15/2022	182,414
164,000	2.529%, 10/1/2024	164,506
	Duke Energy Corporation
216,000	2.400%, 8/15/2022	218,185
370,000	4.875%, 9/16/2024[b,i]	378,510
	Edison International
337,000	2.950%, 3/15/2023	337,725
	Evergy, Inc.
106,000	2.450%, 9/15/2024	105,817
	Eversource Energy
109,000	2.500%, 3/15/2021	109,341
	Exelon Generation Company, LLC
88,000	5.200%, 10/1/2019	88,000
162,000	2.950%, 1/15/2020	162,221
	FirstEnergy Corporation
163,000	2.850%, 7/15/2022	165,481
	Fortis, Inc.
180,000	2.100%, 10/4/2021	179,400
	Georgia Power Company
106,000	2.200%, 9/15/2024	104,770
	NextEra Energy Operating Partners, LP
920,000	3.875%, 10/15/2026[g]	920,000
	NiSource, Inc.
178,000	3.650%, 6/15/2023	185,838
565,000	5.650%, 6/15/2023[b,i]	567,825
	Oncor Electric Delivery Company, LLC
165,000	2.750%, 6/1/2024[g]	169,438
	Pinnacle West Capital Corporation
110,000	2.250%, 11/30/2020	109,924
	PPL Capital Funding, Inc.
220,000	3.950%, 3/15/2024	232,244
	PSEG Power, LLC
100,000	3.000%, 6/15/2021	101,016
	Public Service Enterprise Group, Inc.
110,000	2.875%, 6/15/2024	112,882
	Southern Company
108,000	2.350%, 7/1/2021	108,325
	TerraForm Power Operating, LLC
895,000	5.000%, 1/31/2028[g]	930,800
	TransCanada Trust
768,000	5.875%, 8/15/2076[b]	812,437
	Total	8,488,444

	Total Long-Term Fixed Income (cost $376,771,067)	381,664,476

Shares	Common Stock (25.0%)	Value
Communications Services (1.3%)
3,749	Activision Blizzard, Inc.	198,397
1,427	Alphabet, Inc., Class Al	1,742,567
924	Alphabet, Inc., Class Cl	1,126,356
76,012	Auto Trader Group plc[g]	476,415

Shares	Common Stock (25.0%)	Value
Communications Services (1.3%) - continued
5,200	CBS Corporation	$209,924
26,010	Comcast Corporation	1,172,531
12,710	DISH Network Corporation[l]	433,030
4,555	Facebook, Inc.[l]	811,154
39,000	HKT Trust and HKT, Ltd.	61,867
1,272	Ipsos SA	36,235
5,900	KDDI Corporation	153,947
38,984	Mediaset Espana Comunicacion SAk	251,285
3,234	Rightmove plc	21,882
16,932	Seven West Media, Ltd.[l]	4,461
18,404	Telenor ASA	369,256
61,656	Telstra Corporation, Ltd.	146,153
13,400	TV Asahi Holdings Corporation	211,538
17,804	Twitter, Inc.[l]	733,525
28,360	Verizon Communications, Inc.	1,711,810
3,052	Wolters Kluwer NV	222,690
7,700	Zillow Group, Inc.[l]	227,496
	Total	10,322,519

Consumer Discretionary (2.2%)
1,312	Alibaba Group Holding, Ltd. ADR[l]	219,406
1,248	Amazon.com, Inc.[l]	2,166,416
1,700	AOKI Holdings, Inc.	16,395
2,800	Aoyama Trading Company, Ltd.	48,869
4,263	Aptiv plc	372,671
2,000	Autobacs Seven Company, Ltd.	32,799
22,491	Barratt Developments plc	179,042
4,300	Benesse Holdings, Inc.	112,016
7,885	Berkeley Group Holdings plc	404,849
337	Booking Holdings, Inc.[l]	661,400
2,838	Bright Horizons Family Solutions, Inc.[l]	432,795
1,134	Century Casinos, Inc.[l]	8,766
3,268	Children’s Place, Inc.	251,603
2,200	Chiyoda Company, Ltd.	34,557
2,237	Cie Generale des Etablissements Michelin	249,075
43,900	Citizen Watch Company, Ltd.	215,372
1,365	Compass Group plc	35,125
4,425	Countryside Properties plc[g]	18,266
6,592	Crocs, Inc.[l]	182,994
5,419	D.R. Horton, Inc.	285,635
12,500	Denso Corporation	552,343
974	Emerald Expositions Events, Inc.	9,477
8,012	Etsy, Inc.[l]	452,678
900	Exedy Corporation	17,647
3,349	G-III Apparel Group, Ltd.[l]	86,304
8,985	Harley-Davidson, Inc.	323,190
6,308	Home Depot, Inc.	1,463,582
10,220	Lowe’s Companies, Inc.	1,123,791
2,250	Lululemon Athletica, Inc.[l]	433,192
770	McDonald’s Corporation	165,327
1,420	Mohawk Industries, Inc.[l]	176,179
39,781	Moneysupermarket.com Group plc	185,002
4,195	Movado Group, Inc.	104,288
930	Netflix, Inc.[l]	248,887
13,600	NHK Spring Company, Ltd.	104,330
4,920	NIKE, Inc.	462,086
107,300	Nissan Motor Company, Ltd.	669,912
5,800	Norwegian Cruise Line Holdings, Ltd.[l]	300,266
1,900	Onward Holdings Company, Ltd.	9,899
2,349	Oxford Industries, Inc.	168,423
7,800	Park24 Company, Ltd.	181,202
2,831	Playa Hotels and Resorts NVl	22,167
1,500	Plenus Company, Ltd.[k]	25,200
12,651	Red Rock Resorts, Inc.	256,879

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (25.0%)	Value

Consumer Discretionary (2.2%) - continued
19,748	Redrow plc	$149,975
2,850	RHk,l	486,866
1,400	Rinnai Corporation	94,336
4,000	Sangetsu Company, Ltd.	75,562
24,900	Sekisui House, Ltd.	491,331
1,000	SHIMAMURA Company, Ltd.	79,447
3,550	Sony Corporation ADR	209,912
2,377	Starbucks Corporation	210,174
900	Sumitomo Forestry Company, Ltd.	12,017
34,900	Sumitomo Rubber Industries, Ltd.	415,588
6,533	Super Retail Group, Ltd.	43,747
800	Takara Standard Company, Ltd.	13,244
76,197	Taylor Wimpey plc	151,245
11,108	Toll Brothers, Inc.	455,983
16,700	Toyoda Gosei Company, Ltd.	336,194
1,600	United Arrows, Ltd.	46,844
2,655	WH Smith plc	64,875
12,100	Yahoo Japan Corporation	34,090
4,398	Zumiez, Inc.[l]	139,307
	Total	16,981,039

Consumer Staples (1.7%)
2,400	Arcs Company, Ltd.	50,464
9,232	Bunge, Ltd.	522,716
3,110	Carlsberg AS	459,590
1,391	Casey’s General Stores, Inc.	224,173
11,648	Coca-Cola Company	634,117
12,003	Colgate-Palmolive Company	882,340
752	Costco Wholesale Corporation	216,659
23,418	Cott Corporation	292,022
3,086	ForFarmers BV	19,439
746	Glanbia plc	9,269
24,846	Hain Celestial Group, Inc.[k,l]	533,568
54,100	Japan Tobacco, Inc.	1,185,312
2,461	John B. Sanfilippo & Son, Inc.	237,733
2,300	Kimberly-Clark Corporation	326,715
415	L’Oreal SA	116,063
800	Ministop Company, Ltd.	10,309
3,193	Monster Beverage Corporation[l]	185,386
6,293	Nestle SA	682,504
7,141	PepsiCo, Inc.	979,031
5,444	Philip Morris International, Inc.	413,363
7,803	Procter & Gamble Company	970,537
6,800	Sugi Holdings Company, Ltd.	369,038
14,200	Sundrug Company, Ltd.	448,058
29,056	SunOpta, Inc.[l]	52,301
6,125	TreeHouse Foods, Inc.[l]	339,631
1,100	TSURUHA Holdings, Inc.	120,124
7,393	Turning Point Brands, Inc.	170,483
11,900	Unilever NV	714,567
19,518	Unilever plc	1,173,064
11,157	Wal-Mart Stores, Inc.	1,324,113
	Total	13,662,689

Energy (1.4%)
13,639	BP plc ADR[k]	518,146
10,990	Chevron Corporation	1,303,414
4,967	Contura Energy, Inc.[l]	138,877
2,700	Diamondback Energy, Inc.	242,757
33,500	Enbridge, Inc.	1,175,180
54,304	Enterprise Products Partners, LP	1,552,008
15,425	EQT Corporation	164,122
36,260	Euronav NV	333,592
403	Exxon Mobil Corporation	28,456
495	Gaztransport Et Technigaz SA	48,975
11,808	Halliburton Company	222,581

Shares	Common Stock (25.0%)	Value

Energy (1.4%) - continued
36,000	Marathon Oil Corporation	$441,720
10,152	Marathon Petroleum Corporation	616,734
8,730	Nine Energy Service, Inc.[l]	53,864
19,251	Pacific Drilling SAl	75,271
28,725	Patterson-UTI Energy, Inc.	245,599
3,207	Pioneer Natural Resources Company	403,344
23,605	Royal Dutch Shell plc, Class A	692,283
32,374	Royal Dutch Shell plc, Class B	956,823
4,828	Talos Energy, Inc.[l]	98,153
46,700	Williams Companies, Inc.	1,123,602
23,630	WPX Energy, Inc.[l]	250,242
	Total	10,685,743

Financials (4.4%)
4,004	AB Industrivarden	87,592
9,410	Aflac, Inc.	492,331
4,099	Allianz SE	954,136
16,400	Ally Financial, Inc.	543,824
1,272	American Express Company	150,452
5,475	American Financial Group, Inc.	590,479
5,700	American International Group, Inc.	317,490
2,464	Ameriprise Financial, Inc.	362,454
12,116	Ares Capital Corporation	225,782
1,397	Argo Group International Holdings, Ltd.	98,125
22,778	Assured Guaranty, Ltd.	1,012,710
1,319	Baloise Holding AG	236,332
44,223	Bank Leumi Le-Israel BM	314,860
58,013	Bank of America Corporation	1,692,239
296	Bank of Marin Bancorp	12,281
10,635	Bank of Montreal	783,306
2,361	Berkshire Hathaway, Inc.[l]	491,135
1,014	BlackRock, Inc.	451,879
1,624	BOK Financial Corporation	128,540
6,413	Bridgewater Bancshares, Inc.[l]	76,571
4,012	BrightSphere Investment Group	39,759
7,920	Capital One Financial Corporation	720,562
4,263	Charles Schwab Corporation	178,321
2,980	Chubb, Ltd.	481,091
45,511	CI Financial Corporation	664,021
20,923	Citigroup, Inc.	1,445,361
16,704	CNP Assurances	322,800
3,767	Cohen & Steers, Inc.	206,921
3,540	Comerica, Inc.	233,605
1,187	Community Trust Bancorp, Inc.	50,542
40,600	DBS Group Holdings, Ltd.	734,499
735	Deutsche Boerse AG	114,630
15,121	Deutsche Pfandbriefbank AGg	184,353
26,032	Direct Line Insurance Group plc	96,045
19,066	DnB ASA	336,095
11,975	E*TRADE Financial Corporation	523,188
1,951	Ellington Residential Mortgage REIT	20,564
8,075	Euronext NVg	661,191
295	FBL Financial Group, Inc.	17,555
24,460	Fifth Third Bancorp	669,715
355	Financial Institutions, Inc.	10,714
2,470	First Busey Corporation	62,442
728	First Citizens BancShares, Inc.	343,288
321	First Defiance Financial Corporation	9,298
136	First Financial Corporation	5,912
5,010	First Interstate BancSystem, Inc.	201,602
229	First Mid-Illinois Bancshares, Inc.	7,928
4,100	First Republic Bank	396,470
62,271	FlexiGroup, Ltd.	107,375
912	Goldman Sachs Group, Inc.	188,994
2,554	Golub Capital BDC, Inc.	48,117

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (25.0%)	Value

Financials (4.4%) - continued
1,528	Great Southern Bancorp, Inc.	$87,020
1,835	Hamilton Lane, Inc.	104,522
17,573	Hartford Financial Services Group, Inc.	1,065,100
4,110	Heartland Financial USA, Inc.	183,881
17,431	Heritage Commerce Corporation	204,901
923	Hometrust Bancshares, Inc.	24,063
3,900	Horace Mann Educators Corporation	180,687
2,065	Houlihan Lokey, Inc.	93,131
91,655	HSBC Holdings plc	702,281
4,463	IBERIABANK Corporation	337,135
417	Independent Bank Corporation	8,888
3,190	Intercontinental Exchange, Inc.	294,341
103,476	Israel Discount Bank, Ltd.	454,797
9,607	J.P. Morgan Chase & Company	1,130,648
1,690	Kemper Corporation	131,736
31,352	KeyCorp	559,320
621	Lakeland Bancorp, Inc.	9,582
7,561	Laurentian Bank of Canada	256,989
36,249	Manulife Financial Corporation	664,868
470	Markel Corporation[l]	555,493
59,568	Medibank Private, Ltd.	136,799
8,263	Meridian Bancorp, Inc.	154,931
8,240	MetLife, Inc.	388,598
3,062	MidWestOne Financial Group, Inc.	93,452
487	Moody’s Corporation	99,752
6,860	Morgan Stanley	292,716
6,623	National Bank of Canada[k]	329,538
4,316	Northern Trust Corporation	402,769
1,942	Paragon Banking Group plc	11,516
2,007	Pargesa Holding SA	154,375
11,141	PCSB Financial Corporation	222,709
254	Peapack-Gladstone Financial Corporation	7,120
1,569	Primerica, Inc.	199,624
7,629	Prosight Global, Inc.[l]	147,697
2,700	Prudential Financial, Inc.	242,865
206	QCR Holdings, Inc.	7,824
15,050	Radian Group, Inc.	343,742
5,260	Raymond James Financial, Inc.	433,740
3,736	Royal Bank of Canada	303,059
820	S&P Global, Inc.	200,884
8,702	Santander Consumer USA Holdings, Inc.	221,988
8,402	Seacoast Banking Corporation of Florida[l]	212,655
2,200	Senshu Ikeda Holdings, Inc.	3,820
10,647	Skandinaviska Enskilda Banken AB	97,832
25,499	SLM Corporation	225,029
3,671	State Auto Financial Corporation	118,904
2,560	State Street Corporation	151,526
4,650	Sun Life Financial, Inc.	207,922
9,686	Synovus Financial Corporation	346,371
4,321	Topdanmark AS	208,584
18,448	Toronto-Dominion Bank	1,075,675
4,305	TrustCo Bank Corporation	35,086
14,300	U.S. Bancorp	791,362
5,006	United Community Banks, Inc.	141,920
210	Washington Trust Bancorp, Inc.	10,145
246	Wells Fargo & Company	12,408
20,881	Zions Bancorporations NA	929,622
	Total	34,119,418

Health Care (3.3%)
3,248	Abbott Laboratories	271,760
4,530	Amgen, Inc.	876,600

Shares	Common Stock (25.0%)	Value

Health Care (3.3%) - continued
2,067	Amplifon SPA	$50,711
4,751	Anthem, Inc.	1,140,715
12,050	Bausch Health Companies, Inc.[l]	263,293
648	Becton, Dickinson and Company	163,918
602	Biogen, Inc.[l]	140,158
2,655	Catalent, Inc.[l]	126,537
1,209	Cigna Holding Company	183,514
12,857	CVS Health Corporation	810,891
11,296	Danaher Corporation	1,631,481
4,375	Edwards Lifesciences Corporation[l]	962,106
19,923	Gilead Sciences, Inc.	1,262,720
52,704	GlaxoSmithKline plc	1,129,684
21,442	Halozyme Therapeutics, Inc.[l]	332,565
704	Humana, Inc.	179,992
775	Illumina, Inc.[l]	235,771
557	Intuitive Surgical, Inc.[l]	300,741
2,450	Jazz Pharmaceuticals, Inc.[l]	313,943
16,442	Johnson & Johnson	2,127,266
1,100	KYORIN Holdings, Inc.	18,261
1,991	LHC Group, Inc.[l]	226,098
2,025	Ligand Pharmaceuticals, Inc.[k,l]	201,569
330	LNA Sante	16,866
17,401	Medtronic plc	1,890,097
18,500	Merck & Company, Inc.	1,557,330
5,000	Mitsubishi Tanabe Pharma Corporation	55,102
1,094	Neurocrine Biosciences, Inc.[l]	98,580
17,082	Novartis AG	1,482,495
26,179	Novo Nordisk AS	1,352,831
8,450	Optinose, Inc.[l]	59,150
1,071	PerkinElmer, Inc.	91,217
12,770	Pfizer, Inc.	458,826
9,246	Recordati SPA	396,551
4,542	Roche Holding AG	1,322,470
5,929	Syneos Health, Inc.[l]	315,482
3,704	Thermo Fisher Scientific, Inc.	1,078,864
7,694	UnitedHealth Group, Inc.	1,672,060
2,800	Universal Health Services, Inc.	416,500
1,148	Vertex Pharmaceuticals, Inc.[l]	194,494
15,434	Wright Medical Group NVl	318,403
2,492	Zoetis, Inc.	310,478
	Total	26,038,090

Industrials (3.5%)
1,270	Aalberts NV	50,293
3,618	ACS Actividades de Construccion y Servicios, SA	144,561
9,773	AGCO Corporation	739,816
16,199	Altra Industrial Motion Corporation	448,631
6,726	AMETEK, Inc.	617,581
6,370	Arcosa, Inc.	217,918
4,861	ASGN, Inc.[l]	305,562
21,734	Atlas Copco AB, Class A	669,258
11,696	Atlas Copco AB, Class B	316,717
2,792	AZZ, Inc.	121,620
953	Boeing Company	362,588
1,919	CBIZ, Inc.[l]	45,096
2,287	CIA De Distribucion Integral	44,563
1,773	Crane Company	142,957
1,042	CSW Industrials, Inc.	71,929
3,996	CSX Corporation	276,803
4,783	Curtiss-Wright Corporation	618,777
11,280	Delta Air Lines, Inc.	649,728
5,823	EMCOR Group, Inc.	501,477
7,191	Emerson Electric Company	480,790
4,708	Encore Wire Corporation	264,966

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (25.0%)	Value

Industrials (3.5%) - continued
27	Geberit AG	$12,903
5,665	General Dynamics Corporation	1,035,165
277	Gorman-Rupp Company	9,637
1,827	Granite Construction, Inc.	58,702
1,800	GS Yuasa Corporation	31,263
28,732	GWA Group, Ltd.	65,773
500	Hanwa Company, Ltd.	13,728
5,500	Hino Motors, Ltd.	45,579
12,022	Honeywell International, Inc.	2,034,122
3,250	Huntington Ingalls Industries, Inc.	688,317
1,402	ICF International, Inc.	118,427
2,622	IDEX Corporation	429,693
3,600	Inaba Denki Sangyo Company, Ltd.	158,081
3,610	Ingersoll-Rand plc	444,788
7,960	Johnson Controls International plc	349,364
8,687	Koninklijke Philips NV	401,420
8,766	Legrand SA	625,631
2,478	Lockheed Martin Corporation	966,569
35,200	Marubeni Corporation	234,748
385	Masonite International Corporation[l]	22,330
15,800	Mitsubishi Corporation	389,042
2,800	Mitsuboshi Belting, Ltd.	46,099
34,500	Mitsui & Company, Ltd.	566,711
6,296	MRC Global, Inc.[l]	76,370
11,166	National Express Group plc	59,447
9,200	Nitto Kogyo Corporation	174,926
4,738	Nobina ABg	29,611
3,119	Norfolk Southern Corporation	560,360
3,397	Northgate plc	13,783
1,475	Old Dominion Freight Line, Inc.	250,706
17,156	PageGroup plc	92,482
2,470	Parker Hannifin Corporation	446,107
16,223	Primoris Services Corporation	318,133
4,168	Raven Industries, Inc.	139,461
31,459	RELX plc	747,139
7,202	Ritchie Brothers Auctioneers, Inc.	287,360
721	Roper Industries, Inc.	257,109
1,715	Saia, Inc.[l]	160,696
5,702	Sandvik AB	88,769
6,661	Schneider Electric SE	582,454
15,358	Signify NVg	422,079
20,996	SKF AB	346,710
54,500	Sojitz Corporation	169,543
14,800	Southwest Airlines Company	799,348
1,474	Spirax-Sarco Engineering plc	142,010
748	Standex International Corporation	54,559
30,200	Sumitomo Corporation	472,795
49,200	Sumitomo Electric Industries, Ltd.	627,862
1,400	Taikisha, Ltd.	42,389
1,858	Teledyne Technologies, Inc.[l]	598,257
3,700	Toppan Forms Company, Ltd.	35,145
2,629	Transcontinental, Inc.	30,718
2,900	Tsubakimoto Chain Company	93,344
212	UniFirst Corporation	41,365
5,350	United Airlines Holdings, Inc.[l]	472,994
12,569	United Technologies Corporation	1,715,920
2,208	Valmont Industries, Inc.	305,676
5,517	Verisk Analytics, Inc.	872,458
1,033	Waste Connections, Inc.	95,036
1,600	Yuasa Trading Company, Ltd.	45,801

	Total	27,508,645

Information Technology (4.8%)
3,503	Accenture plc	673,802
1,946	Advanced Energy Industries, Inc.[l]	111,720
47,176	Advanced Micro Devices, Inc.[l]	1,367,632

Shares	Common Stock (25.0%)	Value

Information Technology (4.8%) - continued
8,900	Akamai Technologies, Inc.[l]	$813,282
3,300	Alliance Data Systems Corporation	422,829
7,808	Amadeus IT Holding SA	559,457
6,150	Amphenol Corporation	593,475
2,799	ANSYS, Inc.[l]	619,587
13,501	Apple, Inc.	3,023,819
610	Arista Networks, Inc.[l]	145,741
4,568	Automatic Data Processing, Inc.	737,367
3,760	Blackline, Inc.[l]	179,766
21,900	Canon, Inc.	585,654
6,530	Capgemini SA	768,918
15,011	CGI, Inc.[l]	1,186,966
17,405	Ciena Corporation[l]	682,798
67,654	Cisco Systems, Inc.	3,342,784
3,490	Clearwater Energy, Inc.	60,517
2,770	Computer Services, Inc.	126,035
22,884	Computershare, Ltd.	250,164
5,850	DocuSign, Inc.[l]	362,232
12,301	Dolby Laboratories, Inc.	795,137
2,430	Euronet Worldwide, Inc.[l]	355,509
432	Fair Isaac Corporation[l]	131,121
1,167	Fiserv, Inc.[l]	120,889
28,290	Halma plc	684,768
362	International Business Machines Corporation	52,642
2,619	Intuit, Inc.	696,497
3,250	KLA-Tencor Corporation	518,212
1,512	Lam Research Corporation	349,438
5,183	Lattice Semiconductor Corporation[l]	94,771
4,983	MasterCard, Inc.	1,353,233
32,152	Micron Technology, Inc.[l]	1,377,713
33,895	Microsoft Corporation	4,712,422
308	MicroStrategy, Inc.[l]	45,698
821	Monolithic Power Systems, Inc.	127,772
3,043	Motorola Solutions, Inc.	518,558
6,568	National Instruments Corporation	275,790
4,800	NEC Networks & System Integration Corporation	130,720
1,550	Nice, Ltd. ADR[l]	222,890
1,210	NVIDIA Corporation	210,625
16,908	Oracle Corporation	930,447
3,860	PayPal Holdings, Inc.[l]	399,857
5,353	Plexus Corporation[l]	334,616
4,150	QUALCOMM, Inc.	316,562
1,925	Rogers Corporation[l]	263,167
1,900	Ryoyo Electro Corporation	32,592
8,957	SailPoint Technologies Holdings, Inc.[l]	167,406
2,063	Salesforce.com, Inc.[l]	306,232
338	Samsung Electronics Company, Ltd. GDR	344,382
9,400	Shinko Electric Industries Company, Ltd.	80,671
1,916	Square, Inc.[l]	118,696
4,328	Synopsys, Inc.[l]	594,018
5,437	TE Connectivity, Ltd.	506,620
8,100	Teradata Corporation[l]	251,100
8,200	Teradyne, Inc.	474,862
12,232	Texas Instruments, Inc.	1,580,864
980	TTM Technologies, Inc.[l]	11,951
1,247	VeriSign, Inc.[l]	235,222
5,552	Virtusa Corporation[l]	199,983
4,314	Visa, Inc.	742,051
532	Workday, Inc.[l]	90,419

	Total	37,370,668

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (25.0%)	Value

Materials (0.9%)
9,420	Alcoa Corporation[l]	$189,059
1,343	Balchem Corporation	133,212
6,500	Ball Corporation	473,265
21,311	BHP Group, Ltd.	526,607
3,188	Boise Cascade Company	103,897
9,690	CF Industries Holdings, Inc.	476,748
7,510	Eastman Chemical Company	554,463
4,058	Ecolab, Inc.	803,646
9,410	Granges AB	96,030
1,736	Hexpol AB	13,325
2,400	Hokuetsu Corporation	12,060
13,900	JSR Corporation	223,801
1,093	Kadant, Inc.	95,954
836	Kaiser Aluminum Corporation	82,739
4,213	Koninklijke DSM NV	507,171
9,200	Kyoei Steel, Ltd.	173,347
1,500	Lintec Corporation	29,860
12,552	Louisiana-Pacific Corporation	308,528
9,200	Mitsubishi Gas Chemical Company, Inc.	123,739
1,200	Nippon Kayaku Company, Ltd.	14,389
38,100	Nippon Steel Corporation	533,870
4,010	Nucor Corporation	204,149
916	PPG Industries, Inc.	108,555
20,713	Sandfire Resources NL	91,815
500	Sanyo Special Steel Company, Ltd.	6,703
10,700	Steel Dynamics, Inc.	318,860
1,400	Taiyo Holdings Company, Ltd.	47,327
6,300	Toagosei Company, Ltd.	71,441
1,961	United States Lime & Minerals, Inc.	150,016
6,882	UPM-Kymmene Oyj	203,217
9,002	Verso Corporation[l]	111,445

	Total	6,789,238

Real Estate (1.0%)
2,528	Agree Realty Corporation	184,923
3,133	Alexandria Real Estate Equities, Inc.	482,607
3,255	Allied Properties REIT	131,615
3,252	Alstria Office REIT AG	55,791
7,047	American Campus Communities, Inc.	338,820
2,018	American Tower Corporation	446,240
5,676	Apple Hospitality REIT, Inc.	94,108
25,300	Ascendas REIT	57,138
4,891	Camden Property Trust	542,950
7,462	Castellum AB	159,754
3,592	Choice Properties REIT	39,151
88	Cofinimmo SA	12,392
1,077	CoreSite Realty Corporation	131,233
6,763	Cousins Properties, Inc.	254,221
3,900	Daito Trust Construction Company, Ltd.	499,506
756	Deutsche EuroShop AG	21,325
2,531	Digital Realty Trust, Inc.	328,549
11,494	Duke Realty Corporation	390,451
988	Entra ASA[g]	15,496
1,458	First Capital Realty, Inc.	24,288
30	GLP J-Reit	39,787
5,425	Granite REIT	262,682
1,864	H&R REIT	32,543
27,845	Host Hotels & Resorts, Inc.	481,440
54,000	Hysan Development Company, Ltd.	217,762
13,948	Klepierre SA	473,682
298	LEG Immobilien AG	34,101
24,200	Mapletree Commercial Trust	40,117
16,200	Mapletree Logistics Trust	18,991
4,863	Merlin Properties Socimi SA	67,894

Shares	Common Stock (25.0%)	Value

Real Estate (1.0%) - continued
20,030	MGIC Investment Corporation	$251,977
139,127	Mirvac Group	287,418
7,447	Physicians Realty Trust	132,184
2,238	PSP Swiss Property AG	284,141
5,775	QTS Realty Trust, Inc.	296,893
4,902	Quebecor, Inc.	111,297
4,135	RioCan REIT	82,335
17,000	Road King Infrastructure, Ltd.	28,717
965	Swiss Prime Site AG	94,439
7,075	TAG Immobilien AG	161,456
1,899	Terreno Realty Corporation	97,020
39,000	Wing Tai Holdings, Ltd.	57,841

	Total	7,765,275

Utilities (0.5%)
32,047	AGL Energy, Ltd.	414,591
7,900	Alliant Energy Corporation	426,047
6,650	CMS Energy Corporation	425,268
7,188	Contact Energy, Ltd.	38,444
19,371	Enagas SA	447,791
4,450	Entergy Corporation	522,252
17,898	Exelon Corporation	864,652
2,574	New Jersey Resources Corporation	116,396
2,580	Northland Power, Inc.	49,503
1,826	NorthWestern Corporation	137,041
4,272	PNM Resources, Inc.	222,486
5,600	Public Service Enterprise Group, Inc.	347,648
1,713	Spire, Inc.	149,442
381	Unitil Corporation	24,171

	Total	4,185,732

	Total Common Stock (cost $179,317,669)	195,429,056

Shares	Registered Investment Companies (7.3%)	Value

Unaffiliated (2.2%)
1,910	Consumer Discretionary Select Sector SPDR Fund	230,537
69,000	Invesco Senior Loan ETF	1,558,710
2,286	iShares Russell 2000 Value Index Fund	272,971
3,446	Materials Select Sector SPDR Fund	200,557
25,640	SPDR BBG Barclay’s Convertible Securities ETF	1,344,818
39,880	SPDR Bloomberg Barclays High Yield Bond ETF[k]	4,336,551
4,412	SPDR S&P Metals & Mining ETF	112,286
2,099	SPDR S&P Retail ETF	89,061
10,043	VanEck Vectors Oil Services ETF	118,005
25,000	Vanguard High Dividend Yield ETF	2,218,250
14,785	Vanguard Real Estate ETF	1,378,701
62,375	Vanguard Short-Term Corporate Bond ETF	5,055,494

	Total	16,915,941

Affiliated (5.1%)
4,099,148	Thrivent Core Emerging Markets Debt Fund	40,212,639

	Total	40,212,639

	Total Registered Investment Companies (cost $55,533,822)	57,128,580

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Preferred Stock (2.1%)	Value

Communications Services (0.1%)
695	Crown Castle International Corporation, Convertible, 6.875%	$878,515

	Total	878,515

Consumer Staples (0.2%)
26,000	CHS, Inc., 6.750%[b,i]	684,320
31,200	CHS, Inc., 7.100%[b,i]	830,232

	Total	1,514,552

Energy (0.3%)
195,459	Crestwood Equity Partners, LP, 9.250%[i]	1,805,064
5,300	Energy Transfer Operating, LP, 7.600%[b,i]	134,302
23,309	Nustar Logistics, LP, 9.037%[b]	603,470

	Total	2,542,836

Financials (1.1%)
6,475	Agribank FCB, 6.875%[b,i]	692,825
15,500	Allstate Corporation, 5.100%[i]	407,030
13,200	Bank of America Corporation, 5.000%[i,k]	338,712
284	Bank of America Corporation, Convertible, 7.250%[i]	425,776
14,875	Capital One Financial Corporation, 5.000%[i,l]	371,429
8,650	Cobank ACB, 6.250%[b,i]	908,250
16,623	Federal National Mortgage Association, 0.000%[i,k,l]	221,917
635	First Tennessee Bank NA, 3.750%[b,g,i]	463,550
29,050	GMAC Capital Trust I, 7.943%[b]	761,400
16,585	Hartford Financial Services Group, Inc., 7.875%[b,k]	483,619
22,200	Morgan Stanley, 7.125%[b,i]	637,140
13,500	Regions Financial Corporation, 5.700%[b,i,k]	381,915
2,675	Synovus Financial Corporation, 5.875%[b,i]	71,369
1,641	Wells Fargo & Company, Convertible, 7.500%[i,k]	2,498,406

	Total	8,663,338

Health Care (0.1%)
582	Danaher Corporation, Convertible, 4.750%[k]	660,203

	Total	660,203

Industrials (<0.1%)
234	Fortive Corporation, Convertible, 5.000%	211,098

	Total	211,098

Real Estate (0.1%)
15,285	Colony Capital, Inc., 8.750%[i]	386,558

	Total	386,558

Utilities (0.2%)
268	Sempra Energy, Convertible, 6.000%	31,678
23,106	Southern Company, Convertible, 6.750%[l]	1,236,402

	Total	1,268,080

	Total Preferred Stock (cost $15,209,349)	16,125,180

Shares	Collateral Held for Securities Loaned (1.1%)	Value

8,469,294	Thrivent Cash Management Trust	$8,469,294

	Total Collateral Held for Securities Loaned (cost $8,469,294)	8,469,294

Shares or Principal Amount	Short-Term Investments (14.9%)	Value

	Federal Home Loan Bank Discount Notes
200,000	2.190%, 10/2/2019[m,n]	199,989
300,000	1.950%, 10/16/2019[m,n]	299,765
300,000	1.995%, 10/30/2019[m,n]	299,546
800,000	1.980%, 11/5/2019[m,n]	798,538
300,000	1.990%, 11/8/2019[m,n]	299,405
500,000	1.910%, 12/5/2019[m,n]	498,312
700,000	1.920%, 12/11/2019[m,n]	697,418
	Thrivent Core Short-Term Reserve Fund
11,381,725	2.230%	113,817,254

	Total Short-Term Investments (cost $116,909,971)	116,910,227

	Total Investments (cost $849,017,864) 111.3%	$870,197,257

	Other Assets and Liabilities, Net (11.3%)	(88,113,962)

	Total Net Assets 100.0%	$782,083,295

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 30, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $150,543,588 or 19.2% of total net assets.

h

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2019.

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Portfolio as of September 30, 2019:

Securities Lending Transactions
Common Stock	$4,533,332
Long-Term Fixed Income	3,694,434
Total lending	$8,227,766
Gross amount payable upon return of collateral for securities loaned	$8,469,294
Net amounts due to counterparty	$241,528

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
COF 11	-	11th District Cost of Funds
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,615,327	–	3,067,164	548,163
Capital Goods	7,086,029	–	6,492,018	594,011
Communications Services	24,037,347	–	22,617,831	1,419,516
Consumer Cyclical	14,739,487	–	12,855,173	1,884,314
Consumer Non-Cyclical	16,350,207	–	16,350,207	–
Energy	7,084,220	–	6,635,179	449,041
Financials	13,604,618	–	12,840,095	764,523
Technology	6,133,538	–	6,133,538	–
Utilities	1,819,671	–	1,425,194	394,477
Long-Term Fixed Income
Asset-Backed Securities	36,777,223	–	36,777,223	–
Basic Materials	6,519,888	–	6,519,888	–
Capital Goods	17,708,422	–	17,708,422	–
Collateralized Mortgage Obligations	68,810,979	–	68,810,979	–
Communications Services	25,387,510	–	25,387,510	–
Consumer Cyclical	22,894,265	–	22,894,265	–
Consumer Non-Cyclical	21,443,553	–	21,443,553	–
Energy	19,485,381	–	19,485,381	–
Financials	56,512,705	–	54,487,935	2,024,770
Mortgage-Backed Securities	78,490,841	–	78,490,841	–
Technology	15,200,308	–	15,200,308	–
Transportation	3,591,936	–	3,591,936	–
U.S. Government & Agencies	353,021	–	353,021	–
Utilities	8,488,444	–	8,488,444	–
Common Stock
Communications Services	10,322,519	8,366,790	1,955,729	–
Consumer Discretionary	16,981,039	11,880,644	5,100,395	–
Consumer Staples	13,662,689	8,304,888	5,357,801	–
Energy	10,685,743	8,987,662	1,698,081	–
Financials	34,119,418	23,914,128	10,205,290	–
Health Care	26,038,090	20,213,119	5,824,971	–
Industrials	27,508,645	19,475,268	8,033,377	–
Information Technology	37,370,668	32,746,376	4,624,292	–
Materials	6,789,238	4,114,536	2,674,702	–
Real Estate	7,765,275	4,453,616	3,311,659	–
Utilities	4,185,732	3,235,403	950,329	–
Registered Investment Companies
Unaffiliated	16,915,941	16,915,941	–	–
Preferred Stock
Communications Services	878,515	878,515	–	–
Consumer Staples	1,514,552	1,514,552	–	–
Energy	2,542,836	2,542,836	–	–
Financials	8,663,338	6,598,713	2,064,625	–
Health Care	660,203	660,203	–	–
Industrials	211,098	211,098	–	–
Real Estate	386,558	386,558	–	–
Utilities	1,268,080	1,268,080	–	–
Short-Term Investments	3,092,973	–	3,092,973	–
Subtotal Investments in Securities	$707,698,070	$176,668,926	$522,950,329	$8,078,815

Other Investments *	Total
Affiliated Short-Term Investments	113,817,254
Affiliated Registered Investment Companies	40,212,639
Collateral Held for Securities Loaned	8,469,294
Subtotal Other Investments	$162,499,187

Total Investments at Value	$870,197,257

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	363,035	363,035	–	–
Total Asset Derivatives	$363,035	$363,035	$–	$–
Liability Derivatives
Futures Contracts	566,163	566,163	–	–
Total Liability Derivatives	$566,163	$566,163	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Portfolio’s futures contracts held as of September 30, 2019. Investments and/or cash totaling $3,092,973 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	239	December 2019	$31,466,613	($321,926)
CBOT 2-Yr. U.S. Treasury Note	104	December 2019	22,463,507	(51,507)
CBOT 5-Yr. U.S. Treasury Note	51	December 2019	6,115,751	(39,180)
CBOT U.S. Long Bond	62	December 2019	10,146,890	(83,515)
CME Euro Foreign Exchange Currency	50	December 2019	6,917,001	(65,439)
CME Ultra Long Term U.S. Treasury Bond	1	December 2019	193,293	(1,386)
Eurex Euro STOXX 50 Index	181	December 2019	6,921,731	91,632
ICE mini MSCI EAFE Index	7	December 2019	667,650	(3,210)
Total Futures Long Contracts			$84,892,436	($474,531)
CME E-mini Russell 2000 Index	(73)	December 2019	($5,783,343)	$217,093
CME E-mini S&P 500 Index	(37)	December 2019	(5,564,535)	54,310
Total Futures Short Contracts			($11,347,878)	$271,403
Total Futures Contracts			$73,544,558	($203,128)

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$35,092	$2,430	$–	$40,213	4,099	5.1%
Total Affiliated Registered Investment Companies	35,092			40,213		5.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	81,292	225,108	192,583	113,817	11,382	14.5
Total Affiliated Short-Term Investments	81,292			113,817		14.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	4,779	102,179	98,489	8,469	8,469	1.1
Total Collateral Held for Securities Loaned	4,779			8,469		1.1
Total Value	$121,163			$162,499

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$2,690	–	$1,298
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	–	–	–	1,832
Total Income from Affiliated Investments				$3,130
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	30
Total Affiliated Income from Securities Loaned, Net				$30
Total Value	$–	$2,690	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

GLOBAL STOCK PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (81.0%)	Value

Communications Services (6.6%)
74,500	Activision Blizzard, Inc.	$3,942,540
15,942	Alphabet, Inc., Class Aa	19,467,414
3,316	Alphabet, Inc., Class Ca	4,042,204
525,329	Auto Trader Group plc[b]	3,292,569
35,528	CBS Corporation	1,434,265
172,114	Comcast Corporation	7,758,899
61,143	Facebook, Inc.[a]	10,888,346
267,000	HKT Trust and HKT, Ltd.	423,548
8,758	Ipsos SA	249,484
40,500	KDDI Corporation	1,056,756
267,790	Mediaset Espana Comunicacion SAc	1,726,137
22,317	Rightmove plc	151,001
116,927	Seven West Media, Ltd.[a]	30,808
127,156	Telenor ASA	2,551,245
423,535	Telstra Corporation, Ltd.	1,003,975
93,400	TV Asahi Holdings Corporation	1,474,450
187,043	Verizon Communications, Inc.	11,289,916
21,018	Wolters Kluwer NV	1,533,584
	Total	72,317,141

Consumer Discretionary (9.9%)
26,262	Alibaba Group Holding, Ltd. ADR[a]	4,391,794
16,305	Amazon.com, Inc.[a]	28,304,013
11,400	AOKI Holdings, Inc.	109,945
19,000	Aoyama Trading Company, Ltd.	331,611
29,258	Aptiv plc	2,557,734
13,200	Autobacs Seven Company, Ltd.	216,471
155,599	Barratt Developments plc	1,238,662
29,700	Benesse Holdings, Inc.	773,689
54,346	Berkeley Group Holdings plc	2,790,351
14,500	Chiyoda Company, Ltd.	227,763
15,388	Cie Generale des Etablissements Michelin	1,713,353
301,600	Citizen Watch Company, Ltd.	1,479,641
9,418	Compass Group plc	242,350
30,768	Countryside Properties plc[b]	127,009
36,845	D.R. Horton, Inc.	1,942,100
86,600	Denso Corporation	3,826,630
6,400	Exedy Corporation	125,488
61,427	Harley-Davidson, Inc.	2,209,529
25,271	Home Depot, Inc.	5,863,377
68,364	Lowe’s Companies, Inc.	7,517,305
9,404	Mohawk Industries, Inc.[a]	1,166,754
274,852	Moneysupermarket.com Group plc	1,278,200
18,209	Netflix, Inc.[a]	4,873,093
93,500	NHK Spring Company, Ltd.	717,272
96,580	NIKE, Inc.	9,070,794
745,000	Nissan Motor Company, Ltd.	4,651,300
13,800	Onward Holdings Company, Ltd.	71,898
53,700	Park24 Company, Ltd.	1,247,506
10,000	Plenus Company, Ltd.[c]	167,998
136,620	Redrow plc	1,037,551
9,700	Rinnai Corporation	653,611
27,300	Sangetsu Company, Ltd.	515,708
172,500	Sekisui House, Ltd.	3,403,802
6,800	SHIMAMURA Company, Ltd.	540,242
24,000	Sony Corporation ADR	1,419,120
47,680	Starbucks Corporation	4,215,866
6,400	Sumitomo Forestry Company, Ltd.	85,456
241,900	Sumitomo Rubber Industries, Ltd.	2,880,539
45,116	Super Retail Group, Ltd.	302,112
5,200	Takara Standard Company, Ltd.	86,085
523,408	Taylor Wimpey plc	1,038,923
115,700	Toyoda Gosei Company, Ltd.	2,329,201
200	TS Tech Company, Ltd.	6,117
11,200	United Arrows, Ltd.	327,910

Shares	Common Stock (81.0%)	Value

Consumer Discretionary (9.9%) - continued
18,367	WH Smith plc	$448,797
83,600	Yahoo Japan Corporation	235,533
	Total	108,760,203

Consumer Staples (4.9%)
16,400	Arcs Company, Ltd.	344,835
21,494	Carlsberg AS	3,176,342
21,277	ForFarmers BV	134,028
5,160	Glanbia plc	64,115
374,400	Japan Tobacco, Inc.	8,202,970
14,259	Kimberly-Clark Corporation	2,025,491
2,884	L’Oreal SA	806,568
5,200	Ministop Company, Ltd.	67,008
63,486	Monster Beverage Corporation[a]	3,685,997
43,231	Nestle SA	4,688,598
44,504	Philip Morris International, Inc.	3,379,189
47,100	Sugi Holdings Company, Ltd.	2,556,134
97,300	Sundrug Company, Ltd.	3,070,143
7,600	TSURUHA Holdings, Inc.	829,947
82,005	Unilever NV	4,924,205
134,841	Unilever plc	8,104,167
63,732	Wal-Mart Stores, Inc.	7,563,714
	Total	53,623,451

Energy (3.2%)
90,546	BP plc ADR[c]	3,439,843
73,763	Chevron Corporation	8,748,292
4,057	Enterprise Products Partners, LP	115,949
3,418	Gaztransport Et Technigaz SA	338,172
80,773	Halliburton Company	1,522,571
245,040	Marathon Oil Corporation	3,006,641
69,335	Marathon Petroleum Corporation	4,212,101
22,100	Pioneer Natural Resources Company	2,779,517
163,891	Royal Dutch Shell plc, Class A	4,806,564
225,731	Royal Dutch Shell plc, Class B	6,671,546
	Total	35,641,196

Financials (14.1%)
27,718	AB Industrivarden	606,360
63,931	Aflac, Inc.	3,344,870
28,375	Allianz SE	6,604,928
34,664	American International Group, Inc.	1,930,785
9,132	Baloise Holding AG	1,636,224
305,537	Bank Leumi Le-Israel BM	2,175,371
453,965	Bank of America Corporation	13,242,159
73,483	Bank of Montreal	5,412,289
53,226	Capital One Financial Corporation	4,842,502
85,811	Charles Schwab Corporation	3,589,474
18,686	Chubb, Ltd.	3,016,668
315,979	CI Financial Corporation	4,610,238
140,717	Citigroup, Inc.	9,720,730
115,676	CNP Assurances	2,235,402
23,002	Comerica, Inc.	1,517,902
281,500	DBS Group Holdings, Ltd.	5,092,649
5,046	Deutsche Boerse AG	786,972
104,373	Deutsche Pfandbriefbank AGb	1,272,503
180,324	Direct Line Insurance Group plc	665,304
132,291	DnB ASA	2,332,024
55,810	Euronext NVb	4,569,791
163,751	Fifth Third Bancorp	4,483,502
429,454	FlexiGroup, Ltd.	740,513
6,219	Goldman Sachs Group, Inc.	1,288,763
58,563	Hartford Financial Services Group, Inc.	3,549,503
630,756	HSBC Holdings plc	4,832,991
62,787	Intercontinental Exchange, Inc.	5,793,357

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

GLOBAL STOCK PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (81.0%)	Value

Financials (14.1%) - continued
714,920	Israel Discount Bank, Ltd.	$3,142,209
48,203	J.P. Morgan Chase & Company	5,673,011
50,166	Laurentian Bank of Canada[c]	1,705,080
250,945	Manulife Financial Corporation	4,602,758
409,192	Medibank Private, Ltd.	939,718
55,388	MetLife, Inc.	2,612,098
47,056	Morgan Stanley	2,007,880
45,580	National Bank of Canada[c]	2,267,905
13,422	Paragon Banking Group plc	79,592
13,071	Pargesa Holding SA	1,005,401
18,415	Prudential Financial, Inc.	1,656,429
36,064	Raymond James Financial, Inc.	2,973,837
25,742	Royal Bank of Canada	2,088,155
16,165	S&P Global, Inc.	3,960,102
15,100	Senshu Ikeda Holdings, Inc.	26,219
73,870	Skandinaviska Enskilda Banken AB	678,770
17,047	State Street Corporation	1,009,012
32,158	Sun Life Financial, Inc.	1,437,929
29,978	Topdanmark AS	1,447,105
127,405	Toronto-Dominion Bank	7,428,793
96,320	U.S. Bancorp	5,330,349
57,345	Zions Bancorporations NA	2,552,999
	Total	154,519,125

Health Care (11.1%)
63,624	Abbott Laboratories	5,323,420
14,245	Amplifon SPA	349,484
4,199	Biogen, Inc.[a]	977,611
8,253	Cigna Holding Company	1,252,723
86,684	CVS Health Corporation	5,467,160
20,061	Edwards Lifesciences Corporation[a]	4,411,614
80,422	Gilead Sciences, Inc.	5,097,146
359,702	GlaxoSmithKline plc	7,710,032
12,801	Illumina, Inc.[a]	3,894,320
10,883	Intuitive Surgical, Inc.[a]	5,876,058
51,960	Johnson & Johnson	6,722,585
7,000	KYORIN Holdings, Inc.	116,205
2,275	LNA Sante	116,270
64,775	Medtronic plc	7,035,860
119,666	Merck & Company, Inc.	10,073,484
34,500	Mitsubishi Tanabe Pharma Corporation	380,201
117,818	Novartis AG	10,225,070
180,397	Novo Nordisk AS	9,322,229
86,482	Pfizer, Inc.	3,107,298
63,881	Recordati SPA	2,739,788
31,350	Roche Holding AG	9,128,014
12,558	Thermo Fisher Scientific, Inc.	3,657,769
39,136	UnitedHealth Group, Inc.	8,505,036
22,763	Vertex Pharmaceuticals, Inc.[a]	3,856,507
49,061	Zoetis, Inc.	6,112,510
	Total	121,458,394

Industrials (9.5%)
8,724	Aalberts NV	345,480
25,050	ACS Actividades de Construccion y Servicios, SA	1,000,901
150,181	Atlas Copco AB, Class A	4,624,545
80,669	Atlas Copco AB, Class B	2,184,441
6,436	Boeing Company	2,448,705
15,805	CIA De Distribucion Integral	307,962
27,020	CSX Corporation	1,871,675
76,687	Delta Air Lines, Inc.	4,417,171
188	Geberit AG	89,842
17,460	General Dynamics Corporation	3,190,466
12,100	GS Yuasa Corporation	210,156

Shares	Common Stock (81.0%)	Value

Industrials (9.5%) - continued
197,964	GWA Group, Ltd.	$453,179
3,200	Hanwa Company, Ltd.	87,858
38,000	Hino Motors, Ltd.	314,909
66,707	Honeywell International, Inc.	11,286,824
25,000	Inaba Denki Sangyo Company, Ltd.	1,097,784
24,220	Ingersoll-Rand plc	2,984,146
53,502	Johnson Controls International plc	2,348,203
60,017	Koninklijke Philips NV	2,773,340
60,687	Legrand SA	4,331,242
8,743	Lockheed Martin Corporation	3,410,295
251,800	Marubeni Corporation	1,679,246
108,400	Mitsubishi Corporation	2,669,124
19,000	Mitsuboshi Belting, Ltd.	312,815
237,600	Mitsui & Company, Ltd.	3,902,917
76,893	National Express Group plc	409,372
63,600	Nitto Kogyo Corporation	1,209,270
32,771	Nobina ABb	204,805
35,542	Norfolk Southern Corporation	6,385,476
23,378	Northgate plc	94,856
118,531	PageGroup plc	638,962
17,113	Parker Hannifin Corporation	3,090,779
217,191	RELX plc	5,158,200
39,310	Sandvik AB	611,977
45,912	Schneider Electric SE	4,014,656
106,109	Signify NVb	2,916,161
145,082	SKF AB	2,395,761
374,600	Sojitz Corporation	1,165,335
10,170	Spirax-Sarco Engineering plc	979,811
208,500	Sumitomo Corporation	3,264,164
339,400	Sumitomo Electric Industries, Ltd.	4,331,229
9,200	Taikisha, Ltd.	278,557
25,300	Toppan Forms Company, Ltd.	240,316
18,207	Transcontinental, Inc.	212,737
19,800	Tsubakimoto Chain Company	637,312
52,325	United Technologies Corporation	7,143,409
11,700	Yuasa Trading Company, Ltd.	334,922
	Total	104,061,293

Information Technology (15.1%)
53,866	Amadeus IT Holding SA	3,859,598
80,595	Apple, Inc.	18,050,862
150,600	Canon, Inc.	4,027,372
45,029	Capgemini SA	5,302,235
104,695	CGI, Inc.[a]	8,278,559
333,787	Cisco Systems, Inc.	16,492,416
158,150	Computershare, Ltd.	1,728,869
22,721	Fiserv, Inc.[a]	2,353,669
195,440	Halma plc	4,730,684
13,028	Intuit, Inc.	3,464,666
39,748	MasterCard, Inc.	10,794,364
242,778	Microsoft Corporation	33,753,425
33,400	NEC Networks & System Integration Corporation	909,596
23,928	NVIDIA Corporation	4,165,147
54,575	Oracle Corporation	3,003,262
76,158	PayPal Holdings, Inc.[a]	7,889,207
27,603	QUALCOMM, Inc.	2,105,557
12,500	Ryoyo Electro Corporation	214,420
40,495	Salesforce.com, Inc.[a]	6,011,078
1,805	Samsung Electronics Company, Ltd. GDR	1,839,080
64,500	Shinko Electric Industries Company, Ltd.	553,541
38,300	Square, Inc.[a]	2,372,685
65,893	Texas Instruments, Inc.	8,516,011
81,638	Visa, Inc.	14,042,552

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

GLOBAL STOCK PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (81.0%)	Value

Information Technology (15.1%) - continued
10,532	Workday, Inc.[a]	$1,790,019

	Total	166,248,874

Materials (2.9%)
63,453	Alcoa Corporation[a]	1,273,502
147,090	BHP Group, Ltd.	3,634,679
63,856	CF Industries Holdings, Inc.	3,141,715
51,483	Eastman Chemical Company	3,800,990
16,388	Ecolab, Inc.	3,245,479
65,042	Granges AB	663,759
12,002	Hexpol AB	92,120
16,300	Hokuetsu Corporation	81,906
96,000	JSR Corporation	1,545,673
29,121	Koninklijke DSM NV	3,505,652
63,500	Kyoei Steel, Ltd.	1,196,473
10,700	Lintec Corporation	213,001
63,500	Mitsubishi Gas Chemical Company, Inc.	854,069
8,500	Nippon Kayaku Company, Ltd.	101,922
264,700	Nippon Steel Corporation	3,709,066
26,954	Nucor Corporation	1,372,228
142,577	Sandfire Resources NL	632,002
3,400	Sanyo Special Steel Company, Ltd.	45,582
9,300	Taiyo Holdings Company, Ltd.	314,384
43,700	Toagosei Company, Ltd.	495,550
46,989	UPM-Kymmene Oyj	1,387,526

	Total	31,307,278

Real Estate (2.6%)
22,533	Allied Properties REIT	911,117
22,342	Alstria Office REIT AG	383,297
10,076	American Campus Communities, Inc.	484,454
17,012	American Tower Corporation	3,761,864
173,500	Ascendas REIT	391,836
51,660	Castellum AB	1,105,988
24,823	Choice Properties REIT	270,555
606	Cofinimmo SA	85,338
26,800	Daito Trust Construction Company, Ltd.	3,432,503
5,192	Deutsche EuroShop AG	146,450
6,859	Entra ASA[b]	107,577
10,050	First Capital Realty, Inc.	167,418
207	GLP J-Reit	274,532
37,569	Granite REIT	1,819,113
12,824	H&R REIT	223,889
83,000	Host Hotels & Resorts, Inc.	1,435,070
370,000	Hysan Development Company, Ltd.	1,492,071
95,816	Klepierre SA	3,253,968
2,048	LEG Immobilien AG	234,361
166,500	Mapletree Commercial Trust	276,008
111,400	Mapletree Logistics Trust	130,591
33,403	Merlin Properties Socimi SA	466,352
961,241	Mirvac Group	1,985,797
15,492	PSP Swiss Property AG	1,966,895
34,041	Quebecor, Inc.	772,882
28,520	RioCan REIT	567,881
115,000	Road King Infrastructure, Ltd.	194,262
6,682	Swiss Prime Site AG	653,929
48,977	TAG Immobilien AG	1,117,686
269,300	Wing Tai Holdings, Ltd.	399,401

	Total	28,513,085

Utilities (1.1%)
220,829	AGL Energy, Ltd.	2,856,858
49,671	Contact Energy, Ltd.	265,657
133,965	Enagas SA	3,096,813

Shares	Common Stock (81.0%)	Value

Utilities (1.1%) - continued
121,793	Exelon Corporation	$5,883,820
17,793	Northland Power, Inc.	341,396

	Total	12,444,544

	Total Common Stock (cost $727,400,990)	888,894,584

Shares	Collateral Held for Securities Loaned (0.5%)	Value

5,435,497	Thrivent Cash Management Trust	5,435,497

	Total Collateral Held for Securities Loaned (cost $5,435,497)	5,435,497

Shares	Registered Investment Companies (0.2%)	Value

Unaffiliated (0.2%)
8,083	SPDR S&P 500 ETF Trust	2,398,792

	Total	2,398,792

	Total Registered Investment Companies (cost $2,336,547)	2,398,792

Shares or Principal Amount	Short-Term Investments (18.8%)	Value

	Federal Home Loan Bank Discount Notes
7,600,000	2.190%, 10/2/2019[d,e]	7,599,603
400,000	2.010%, 10/7/2019[d,e]	399,875
9,100,000	1.950%, 10/16/2019[d,e]	9,092,872
300,000	2.000%, 10/18/2019[d,e]	299,734
800,000	1.995%, 10/30/2019[d,e]	798,788
200,000	1.960%, 11/8/2019[d,e]	199,603
2,600,000	1.941%, 11/12/2019[d,e]	2,594,297
400,000	2.010%, 11/26/2019[d,e]	398,830
200,000	1.880%, 1/17/2020[d,e]	198,890
	Thrivent Core Short-Term Reserve Fund
18,428,376	2.230%	184,283,763

	Total Short-Term Investments (cost $205,865,523)	205,866,255

	Total Investments (cost $941,038,557) 100.5%	$1,102,595,128

	Other Assets and Liabilities, Net (0.5%)	(5,489,673)

	Total Net Assets 100.0%	$1,097,105,455

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $12,490,415 or 1.1% of total net assets.

c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

GLOBAL STOCK PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of September 30, 2019:

Securities Lending Transactions
Common Stock	$5,128,253
Total lending	$5,128,253
Gross amount payable upon return of collateral for securities loaned	$5,435,497
Net amounts due to counterparty	$307,244

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Global Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	72,317,141	58,823,584	13,493,557	–
Consumer Discretionary	108,760,203	73,531,479	35,228,724	–
Consumer Staples	53,623,451	16,654,391	36,969,060	–
Energy	35,641,196	23,824,914	11,816,282	–
Financials	154,519,125	84,095,932	70,423,193	–
Health Care	121,458,394	81,371,101	40,087,293	–
Industrials	104,061,293	48,577,149	55,484,144	–
Information Technology	166,248,874	134,804,920	31,443,954	–
Materials	31,307,278	12,833,914	18,473,364	–
Real Estate	28,513,085	5,681,388	22,831,697	–
Utilities	12,444,544	5,883,820	6,560,724	–
Registered Investment Companies Unaffiliated	2,398,792	2,398,792	–	–
Short-Term Investments	21,582,492	–	21,582,492	–
Subtotal Investments in Securities	$912,875,868	$548,481,384	$364,394,484	$–
Other Investments *	Total
Affiliated Short-Term Investments	184,283,763
Collateral Held for Securities Loaned	5,435,497
Subtotal Other Investments	$189,719,260

Total Investments at Value	$1,102,595,128

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,762,537	2,762,537	–	–
Total Asset Derivatives	$2,762,537	$2,762,537	$–	$–
Liability Derivatives
Futures Contracts	7,183,134	7,183,134	–	–
Total Liability Derivatives	$7,183,134	$7,183,134	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

GLOBAL STOCK PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

The following table presents Global Stock Portfolio’s futures contracts held as of September 30, 2019. Investments and/or cash totaling $21,582,492 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME E-mini Russell 2000 Index	832	December 2019	$66,181,153	($2,741,153)
CME E-mini S&P 500 Index	457	December 2019	68,667,915	(609,190)
CME E-mini S&P Mid-Cap 400 Index	336	December 2019	66,201,854	(1,085,054)
CME Euro Foreign Exchange Currency	651	December 2019	90,059,241	(851,897)
Eurex Euro STOXX 50 Index	2,336	December 2019	89,333,115	1,181,888
ICE US mini MSCI Emerging Markets Index	1,599	December 2019	81,997,745	(1,895,840)
Total Futures Long Contracts			$462,441,023	($6,001,246)
CME E-mini S&P 500 Index	(840)	December 2019	($125,980,609)	$883,609
ICE mini MSCI EAFE Index	(618)	December 2019	(59,357,600)	697,040
Total Futures Short Contracts			($185,338,209)	$1,580,649
Total Futures Contracts			$277,102,814	($4,420,597)

Reference Description:
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$74,211	$339,363	$229,290	$184,284	18,428	16.8%
Total Affiliated Short-Term Investments	74,211			184,284		16.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	1,450	85,965	81,980	5,435	5,435	0.5
Total Collateral Held for Securities Loaned	1,450			5,435		0.5
Total Value	$75,661			$189,719

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$2,190
Total Income from Affiliated Investments				$2,190
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	89
Total Affiliated Income from Securities Loaned, Net				$89
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Asset-Backed Securities (2.6%)
	Brazos Higher Education Authority, Inc.
$273,868	3.126%, (LIBOR 3M + 0.850%), 7/25/2029, Ser. 2011-2, Class A2[a]	$275,141
	Goodgreen Trust
1,894,487	3.860%, 10/15/2054, Ser. 2019-1A, Class Ab	2,006,331
	SBA Small Business Investment Companies
1,779,340	3.548%, 9/10/2028, Ser. 2018-10B, Class 1	1,877,014
	SLM Student Loan Trust
600,086	2.418%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Aa	582,116

	Total	4,740,602

Collateralized Mortgage Obligations (11.6%)
	Federal Home Loan Mortgage Corporation - REMIC
1,100,000	3.859%, 11/25/2028, Ser. K086, Class A2[a,c]	1,243,706
1,246,233	1.750%, 12/15/2042, Ser. 4141, Class KM	1,208,742
1,113,443	3.000%, 5/15/2045, Ser. 4631, Class PA	1,150,616
2,057,785	3.000%, 7/15/2046, Ser. 4750, Class PA	2,089,324
1,195,447	3.000%, 3/15/2047, Ser. 4734, Class JA	1,236,895
2,324,230	3.500%, 8/15/2047, Ser. 4860, Class CA	2,439,064
1,981,193	2.000%, 9/25/2049, Ser. 4906, Class KE	1,948,713
	Federal National Mortgage Association - REMIC
1,681,236	3.000%, 1/25/2043, Ser. 2013-114, Class AB	1,701,993
1,363,145	3.250%, 6/25/2043, Ser. 2013-60, Class PT	1,417,670
2,025,076	3.000%, 3/25/2046, Ser. 2016-66, Class PA	2,072,355
607,422	3.000%, 6/25/2046, Ser. 2017-58, Class P	621,963
1,659,688	3.500%, 12/25/2047, Ser. 2018-41, Class PB	1,728,458
	GMAC Mortgage Corporation Loan Trust
61,903	2.518%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[a,c]	73,449
	IndyMac Seconds Asset-Backed Trust
223,672	2.358%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Aa,c	122,220
	Seasoned Credit Risk Transfer Trust
1,946,413	3.000%, 8/25/2056, Ser. 2017-2, Class HAc	2,029,158
	Wachovia Asset Securitization, Inc.
363,573	2.158%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class Aa,b,c	341,068

	Total	21,425,394

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Commercial Mortgage-Backed Securities (15.2%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certficates
$1,000,000	3.650%, 2/25/2028, Ser. K075, Class A2[a,c]	$1,108,581
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,057,860	2.776%, 3/25/2023, Ser. K724, Class A1[c]	1,074,348
1,750,000	3.430%, 1/25/2027, Ser. K063, Class A2[a,c]	1,903,709
2,000,000	3.900%, 4/25/2028, Ser. K076, Class A2[c]	2,255,994
1,750,000	3.900%, 8/25/2028, Ser. K081, Class A2[a,c]	1,981,052
2,000,000	3.780%, 10/25/2028, Ser. K084, Class A2[a,c]	2,246,317
2,000,000	3.505%, 3/25/2029, Ser. K091, Class A2[c]	2,216,974
1,485,968	3.000%, 3/15/2045, Ser. 4741, Class GA	1,527,916
	Federal National Mortgage Association
875,000	3.640%, 6/1/2028	941,988
355,000	3.710%, 7/1/2028	381,909
2,000,000	3.830%, 10/1/2028	2,177,824
	Federal National Mortgage Association - ACES
1,411,465	3.560%, 9/25/2021, Ser. 2018-M5, Class A2[a]	1,437,632
1,500,000	3.346%, 3/25/2024, Ser. 2014-M4, Class A2[a]	1,572,645
1,250,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[a]	1,311,978
2,000,000	3.555%, 9/25/2028, Ser. 2019-M1, Class A2[a]	2,211,019
2,000,000	2.937%, 4/25/2029, Ser. 2019-M9, Class A2	2,120,685
	FRESB Multifamily Mortgage Pass- Through Trust
1,643,282	2.950%, 8/25/2027, Ser. 2017-SB40, Class A10Fa,c	1,709,628

	Total	28,180,199

Consumer Cyclical (1.0%)
	California Institute of Technology
250,000	4.700%, 11/1/2111	326,786
	Dartmouth College
125,000	3.760%, 6/1/2043	138,927
	Massachusetts Institute of Technology
375,000	4.678%, 7/1/2114	528,505
	President and Fellows of Harvard College
375,000	3.619%, 10/1/2037	420,776
	Stanford Junior University
425,000	3.563%, 6/1/2044	481,455

	Total	1,896,449

Energy (0.1%)
	Petroleos Mexicanos
180,000	2.378%, 4/15/2025	182,192

	Total	182,192

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Financials (1.6%)
	HSBC Bank Canada
$750,000	3.300%, 11/28/2021[b]	$771,154
	Oesterreichische Kontrollbank AG
2,000,000	2.875%, 9/7/2021	2,043,004
	Preferred Term Securities XXIII, Ltd.
140,656	2.319%, (LIBOR 3M + 0.200%), 12/22/2036[a,b]	128,466

	Total	2,942,624

Foreign Government (8.5%)
	African Development Bank
2,000,000	3.000%, 9/20/2023	2,102,107
	CPPIB Capital, Inc.
2,000,000	3.125%, 9/25/2023[b]	2,102,873
	Development Bank of Japan, Inc.
750,000	2.125%, 9/1/2022[b]	752,993
	European Investment Bank
2,000,000	2.500%, 3/15/2023	2,059,523
	Export Development Canada
2,000,000	2.500%, 1/24/2023	2,054,772
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	526,324
	Jordan Government International Bond
500,000	2.503%, 10/30/2020	503,796
	Kommunalbanken AS
2,000,000	2.500%, 1/11/2023[b]	2,052,048
	Province of British Columbia Canada
1,550,000	1.750%, 9/27/2024	1,553,838
	Province of Ontario Canada
1,000,000	3.400%, 10/17/2023	1,062,355
	Province of Quebec
400,000	7.500%, 7/15/2023	480,305
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[b]	499,082

	Total	15,750,016

Mortgage-Backed Securities (21.3%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
4,500,000	3.500%, 10/1/2034[d]	4,654,336
8,850,000	3.000%, 10/1/2034[d]	9,047,396
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
802	8.000%, 4/1/2030	958
8,295,000	3.500%, 10/1/2049[d]	8,510,476
16,900,000	3.000%, 10/1/2049[d]	17,157,461

	Total	39,370,627

U.S. Government & Agencies (37.2%)
	Federal Farm Credit Bank
400,000	2.210%, 8/1/2024	410,467
	Federal Home Loan Bank
2,500,000	2.375%, 3/30/2020	2,506,263
2,500,000	2.500%, 2/13/2024	2,594,985
	Federal National Mortgage Association
500,000	5.960%, 9/11/2028	664,761
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	200,490
	Tennessee Valley Authority
2,500,000	2.250%, 3/15/2020	2,504,089

Principal Amount	Long-Term Fixed Income (99.5%)	Value
U.S. Government & Agencies (37.2%) - continued
$1,625,000	5.250%, 9/15/2039	$2,301,560
	U.S. Treasury Bonds
1,375,000	2.250%, 11/15/2027	1,438,433
300,000	5.500%, 8/15/2028	395,039
1,500,000	5.250%, 11/15/2028	1,954,277
1,750,000	2.625%, 2/15/2029	1,894,512
1,225,000	3.000%, 5/15/2042	1,433,441
4,525,000	2.500%, 5/15/2046	4,877,102
1,720,000	2.875%, 5/15/2049	2,007,697
	U.S. Treasury Bonds, TIPS
3,120,300	0.500%, 1/15/2028	3,195,809
1,089,391	0.875%, 2/15/2047	1,184,114
	U.S. Treasury Notes
5,625,000	1.750%, 11/30/2019	5,622,132
1,500,000	1.375%, 12/15/2019	1,498,418
2,500,000	1.375%, 2/15/2020	2,494,727
1,000,000	2.750%, 11/30/2020	1,010,742
600,000	1.875%, 12/15/2020	600,539
1,000,000	2.250%, 7/31/2021	1,010,039
5,095,000	1.125%, 8/31/2021	5,043,254
2,150,000	2.500%, 1/15/2022	2,191,656
1,500,000	1.875%, 7/31/2022	1,511,367
225,000	2.000%, 11/30/2022	227,856
2,350,000	2.500%, 1/31/2024	2,441,154
250,000	2.125%, 7/31/2024	256,445
2,000,000	1.250%, 8/31/2024	1,972,266
6,850,000	2.250%, 11/15/2024	7,075,836
250,000	2.125%, 11/30/2024	256,787
1,350,000	2.875%, 7/31/2025	1,445,449
2,625,000	2.625%, 1/31/2026	2,784,141
	U.S. Treasury Notes, TIPS
527,470	0.125%, 4/15/2022	522,194
1,291,087	0.625%, 4/15/2023	1,302,001

	Total	68,830,042

Utilities (0.4%)
	Duke Energy Carolinas, LLC
750,000	3.950%, 11/15/2028	837,262

	Total	837,262

	Total Long-Term Fixed Income (cost $177,814,239)	184,155,407

Shares or Principal Amount	Short-Term Investments (21.5%)	Value
	Federal Agricultural Mortgage Corporation Discount Notes
1,000,000	1.900%, 10/11/2019[e]	999,478
	Federal Home Loan Bank Discount Notes
200,000	1.995%, 10/30/2019[e,f]	199,697
200,000	1.980%, 11/8/2019[e,f]	199,603
	Thrivent Core Short-Term Reserve Fund
3,840,058	2.230%	38,400,577

	Total Short-Term Investments (cost $39,799,310)	39,799,355

	Total Investments (cost $217,613,549) 121.0%	$223,954,762

	Other Assets and Liabilities, Net (21.0%)	(38,796,864)

	Total Net Assets 100.0%	$185,157,898

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

a

Denotes variable rate securities. The rate shown is as of September 30, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $8,654,015 or 4.7% of total net assets.

c	All or a portion of the security is insured or guaranteed.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ACES	-	Alternative Credit Enhancement Securities
REMIC	-	Real Estate Mortgage Investment Conduit
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Government Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1		Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	4,740,602		–	4,740,602		–
Collateralized Mortgage Obligations	21,425,394		–	21,425,394		–
Commercial Mortgage-Backed Securities	28,180,199		–	28,180,199		–
Consumer Cyclical	1,896,449		–	1,896,449		–
Energy	182,192		–	182,192		–
Financials	2,942,624		–	2,942,624		–
Foreign Government	15,750,016		–	15,750,016		–
Mortgage-Backed Securities	39,370,627		–	39,370,627		–
U.S. Government & Agencies	68,830,042		–	68,830,042		–
Utilities	837,262		–	837,262		–
Short-Term Investments	1,398,778		–	1,398,778		–
Subtotal Investments in Securities	$185,554,185		$–	$185,554,185		$–

Other Investments *	Total
Affiliated Short-Term Investments	38,400,577
Subtotal Other Investments	$38,400,577

Total Investments at Value	$223,954,762

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2		Level 3
Asset Derivatives
Futures Contracts	206,000	206,000		–		–
Total Asset Derivatives	$206,000	$206,000		$–		$–
Liability Derivatives
Futures Contracts	106,921	106,921		–		–
Total Liability Derivatives	$106,921	$106,921		$–		$–

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

The following table presents Government Bond Portfolio’s futures contracts held as of September 30, 2019. Investments and/or cash totaling $399,300 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	61	December 2019	$13,175,711	($30,211)
CBOT 5-Yr. U.S. Treasury Note	19	December 2019	2,264,082	(262)
CBOT U.S. Long Bond	22	December 2019	3,584,947	(14,072)
CME Ultra Long Term U.S. Treasury Bond	45	December 2019	8,698,157	(62,376)
Total Futures Long Contracts			$27,722,897	($106,921)
CBOT 10-Yr. U.S. Treasury Note	(49)	December 2019	($6,439,921)	$54,609
Ultra 10-Yr. U.S. Treasury Note	(63)	December 2019	(9,122,985)	151,391
Total Futures Short Contracts			($15,562,906)	$206,000
Total Futures Contracts			$12,159,991	$99,079

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purposes of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$48,960	$42,910	$53,469	$38,401	3,840	20.7%
Total Affiliated Short-Term Investments	48,960			38,401		20.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	2,045	1,990	4,035	–	–	–
Total Collateral Held for Securities Loaned	2,045			–		–
Total Value	$51,005			$38,401

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$886
Total Income from Affiliated Investments				$886
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	0
Total Affiliated Income from Securities Loaned, Net				$0
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (4.4%)[a]	Value
Basic Materials (0.2%)
	Starfruit US Holdco, LLC, Term Loan
$1,595,980	5.292%, (LIBOR 1M + 3.250%), 10/1/2025[b,c,d]	$1,560,868

	Total	1,560,868

Capital Goods (0.7%)
	Navistar, Inc., Term Loan
4,238,485	5.530%, (LIBOR 1M + 3.500%), 11/6/2024[d]	4,213,308
	Vertiv Group Corporation, Term Loan
1,729,957	6.044%, (LIBOR 1M + 4.000%), 11/15/2023[d]	1,643,459

	Total	5,856,767

Communications Services (1.2%)
	Frontier Communications Corporation, Term Loan
4,178,812	5.800%, (LIBOR 1M + 3.750%), 6/15/2024[d]	4,165,398
	Windstream Services, LLC, Term Loan
6,355,000	10.000%, (PRIME + 5.000%), 3/30/2021[b,c,d,e]	6,441,047

	Total	10,606,445

Consumer Cyclical (1.0%)
	Cengage Learning, Inc., Term Loan
4,122,695	6.294%, (LIBOR 1M + 4.250%), 6/7/2023[d]	3,892,525
	Golden Nugget, LLC, Term Loan
2,112,819	4.800%, (LIBOR 1M + 2.750%), 10/4/2023[b,c,d]	2,109,080
	Staples, Inc., Term Loan
2,658,338	7.123%, (LIBOR 3M + 5.000%), 4/12/2026[d]	2,619,021

	Total	8,620,626

Consumer Non-Cyclical (0.4%)
	Chobani, LLC, Term Loan
1,587,765	5.544%, (LIBOR 1M + 3.500%), 10/7/2023[d]	1,572,887
	Endo International plc, Term Loan
2,644,708	6.313%, (LIBOR 1M + 4.250%), 4/27/2024[d]	2,402,559

	Total	3,975,446

Financials (0.9%)
	Forest City Enterprises, LP, Term Loan
3,706,988	6.044%, (LIBOR 1M + 4.000%), 12/7/2025[d]	3,730,156
	Grizzly Finco, Term Loan
4,257,000	5.569%, (LIBOR 3M + 3.250%), 10/1/2025[d]	4,218,858

	Total	7,949,014

	Total Bank Loans (cost $38,661,484)	38,569,166

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Basic Materials (6.4%)
	Alcoa, Inc.
1,605,000	5.125%, 10/1/2024	1,709,325

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Basic Materials (6.4%) - continued
	Anglo American Capital plc
$4,205,000	4.750%, 4/10/2027[f]	$4,535,494
	Big River Steel, LLC
3,610,000	7.250%, 9/1/2025[f]	3,808,550
	BWAY Holding Company
2,670,000	5.500%, 4/15/2024[f]	2,752,903
	Cleveland-Cliffs, Inc.
4,255,000	5.750%, 3/1/2025	4,180,537
	Element Solutions, Inc.
2,385,000	5.875%, 12/1/2025[f]	2,496,141
	First Quantum Minerals, Ltd.
573,000	7.000%, 2/15/2021[f]	577,656
2,675,000	7.250%, 4/1/2023[f]	2,634,875
2,140,000	6.875%, 3/1/2026[f]	2,038,350
	Grinding Media, Inc.
3,250,000	7.375%, 12/15/2023[f]	3,103,750
	Hexion, Inc.
1,595,000	7.875%, 7/15/2027[f]	1,575,062
	Krayton Polymers, LLC
2,675,000	7.000%, 4/15/2025[f]	2,788,688
	Mercer International, Inc.
2,140,000	7.375%, 1/15/2025	2,229,024
3,215,000	5.500%, 1/15/2026	3,094,438
	Midwest Vanadium, Pty. Ltd.
3,197,755	11.500%, 2/15/2018*,e,g	9,139
	Novelis Corporation
1,570,000	6.250%, 8/15/2024[f]	1,640,650
2,240,000	5.875%, 9/30/2026[f]	2,349,200
	Olin Corporation
2,650,000	5.625%, 8/1/2029	2,756,795
3,195,000	5.000%, 2/1/2030	3,200,112
	Peabody Securities Finance Corporation
3,180,000	6.000%, 3/31/2022[f]	3,195,900
	Tronox Finance plc
3,210,000	5.750%, 10/1/2025[f]	3,035,858
	United States Steel Corporation
2,135,000	6.875%, 8/15/2025[h]	1,926,838

	Total	55,639,285

Capital Goods (10.1%)
	Abengoa Abenewco 2 Bis SA, Convertible
3,873,709	0.000%,PIK 1.500%, 4/26/2024*,i	387,371
	Advanced Disposal Services, Inc.
3,155,000	5.625%, 11/15/2024[f]	3,293,031
	Advanced Drainage Systems, Inc.
2,640,000	5.000%, 9/30/2027[f]	2,676,274
	AECOM
1,065,000	5.875%, 10/15/2024	1,157,655
3,195,000	5.125%, 3/15/2027	3,354,750
	Amsted Industries, Inc.
2,125,000	5.625%, 7/1/2027[f]	2,241,875
	Arconic, Inc.
1,605,000	5.900%, 2/1/2027	1,798,082
	Ardagh Packaging Finance plc
3,720,000	6.000%, 2/15/2025[f]	3,889,632
5,295,000	5.250%, 8/15/2027[f]	5,361,187
	Berry Global, Inc.
1,740,000	4.500%, 2/15/2026[f]	1,716,075
	Berry Plastics Corporation
4,260,000	5.125%, 7/15/2023	4,371,825
	Bombardier, Inc.
2,945,000	7.500%, 3/15/2025[f]	2,941,319

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Capital Goods (10.1%) - continued
$4,790,000	7.875%, 4/15/2027[f]	$4,770,121
	BWAY Holding Company
3,205,000	7.250%, 4/15/2025[f]	3,029,686
	Cemex SAB de CV
2,750,000	5.700%, 1/11/2025[f]	2,828,953
2,670,000	6.125%, 5/5/2025[f]	2,776,800
	Clean Harbors, Inc.
2,080,000	5.125%, 7/15/2029[f]	2,204,800
	Covanta Holding Corporation
1,600,000	5.875%, 7/1/2025	1,668,000
1,060,000	6.000%, 1/1/2027	1,115,650
	Crown Cork & Seal Company, Inc.
3,210,000	7.375%, 12/15/2026	3,900,150
	Flex Acquisition Company, Inc.
3,205,000	6.875%, 1/15/2025[f]	2,923,281
1,300,000	7.875%, 7/15/2026[f]	1,192,750
	GFL Environmental, Inc.
3,210,000	7.000%, 6/1/2026[f]	3,378,525
	H&E Equipment Services, Inc.
4,971,000	5.625%, 9/1/2025	5,117,147
	Jeld-Wen, Inc.
2,670,000	4.875%, 12/15/2027[f]	2,643,300
	New Enterprise Stone & Lime Company, Inc.
2,145,000	6.250%, 3/15/2026[f]	2,193,263
	Owens-Brockway Glass Container, Inc.
3,070,000	5.875%, 8/15/2023[f]	3,258,038
	Reynolds Group Issuer, Inc.
2,175,000	5.125%, 7/15/2023[f]	2,226,656
	Summit Materials, LLC
2,135,000	5.125%, 6/1/2025[f]	2,188,375
	TransDigm, Inc.
1,855,000	6.250%, 3/15/2026[f]	1,991,806
	United Rentals North America, Inc.
1,060,000	5.500%, 7/15/2025	1,102,930
4,240,000	5.875%, 9/15/2026	4,521,112

	Total	88,220,419

Communications Services (15.1%)
	Altice Luxembourg SA
2,660,000	10.500%, 5/15/2027[f]	2,997,820
	Block Communications, Inc.
3,720,000	6.875%, 2/15/2025[f]	3,878,100
	CCO Holdings, LLC
7,780,000	5.875%, 4/1/2024[f]	8,118,119
3,450,000	5.375%, 6/1/2029[f]	3,674,250
	CCOH Safari, LLC
5,455,000	5.750%, 2/15/2026[f]	5,755,025
	Cengage Learning, Inc.
1,705,000	9.500%, 6/15/2024[f]	1,560,075
	CSC Holdings, LLC
5,590,000	6.500%, 2/1/2029[f]	6,213,145
	Embarq Corporation
5,325,000	7.995%, 6/1/2036	5,263,443
	Gray Escrow, Inc.
2,040,000	7.000%, 5/15/2027[f]	2,241,348
	Gray Television, Inc.
3,560,000	5.875%, 7/15/2026[f]	3,702,400
	GrubHub Holdings, Inc.
2,915,000	5.500%, 7/1/2027[f]	2,973,300
	iHeartCommunications, Inc.
2,650,000	5.250%, 8/15/2027[f]	2,756,000
	Intelsat Jackson Holdings SA
8,570,000	5.500%, 8/1/2023	7,994,953

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Communications Services (15.1%) - continued
	Level 3 Financing, Inc.
$5,510,000	5.375%, 5/1/2025	$5,709,737
1,700,000	5.250%, 3/15/2026	1,767,745
	Lions Gate Capital Holdings, LLC
2,665,000	6.375%, 2/1/2024[f]	2,817,918
	Neptune Finco Corporation
4,733,000	10.875%, 10/15/2025[f]	5,359,886
	Qualitytech, LP
3,740,000	4.750%, 11/15/2025[f]	3,852,200
	Scripps Escrow, Inc.
3,715,000	5.875%, 7/15/2027[f]	3,770,725
	SFR Group SA
1,582,000	6.250%, 5/15/2024[f]	1,632,624
2,650,000	7.375%, 5/1/2026[f]	2,844,669
	Sinclair Television Group, Inc.
1,570,000	5.875%, 3/15/2026[f]	1,642,612
	Sirius XM Radio, Inc.
2,000,000	4.625%, 7/15/2024[f]	2,073,660
2,660,000	5.500%, 7/1/2029[f]	2,839,550
	Sprint Capital Corporation
1,060,000	6.875%, 11/15/2028	1,155,612
	Sprint Communications, Inc.
5,130,000	6.000%, 11/15/2022	5,450,625
	Sprint Corporation
8,240,000	7.625%, 2/15/2025	9,064,000
	T-Mobile USA, Inc.
3,450,000	6.000%, 4/15/2024	3,579,375
3,725,000	4.500%, 2/1/2026	3,834,143
	T-Mobile USA, Inc. Contingent Consent Payment
3,450,000	0.000%, 4/15/2024[j]	18,309
	VeriSign, Inc.
2,630,000	4.750%, 7/15/2027	2,754,925
	Virgin Media Secured Finance plc
4,900,000	5.250%, 1/15/2026[f]	5,034,750
2,395,000	5.500%, 8/15/2026[f]	2,512,475
3,500,000	5.500%, 5/15/2029[f]	3,648,750
	WMG Acquisition Corporation
2,675,000	5.500%, 4/15/2026[f]	2,808,750

	Total	131,301,018

Consumer Cyclical (13.9%)
	Allison Transmission, Inc.
3,835,000	5.000%, 10/1/2024[f]	3,918,891
	Brookfield Property REIT, Inc.
3,460,000	5.750%, 5/15/2026[f]	3,615,700
	Brookfield Residential Properties, Inc.
3,440,000	6.250%, 9/15/2027[f]	3,457,200
	Cedar Fair, LP
2,000,000	5.250%, 7/15/2029[f]	2,140,000
	Choice Hotels International, Inc.
3,445,000	5.750%, 7/1/2022	3,711,987
	Cinemark USA, Inc.
4,475,000	4.875%, 6/1/2023	4,536,531
	Dana Financing Luxembourg SARL
3,925,000	6.500%, 6/1/2026[f]	4,140,875
	Hanesbrands, Inc.
4,145,000	4.875%, 5/15/2026[f]	4,379,192
	Herc Holdings, Inc.
3,450,000	5.500%, 7/15/2027[f]	3,588,000
	Hertz Corporation
2,135,000	7.625%, 6/1/2022[f]	2,223,069
	Hilton Escrow Issuer, LLC
2,660,000	4.250%, 9/1/2024	2,709,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Consumer Cyclical (13.9%) - continued
	International Game Technology plc
$1,600,000	6.250%, 1/15/2027[f]	$1,778,000
	KAR Auction Services, Inc.
2,670,000	5.125%, 6/1/2025[f]	2,763,450
	KB Home
2,130,000	6.875%, 6/15/2027	2,396,250
	L Brands, Inc.
2,708,000	6.694%, 1/15/2027	2,660,610
	Landry’s, Inc.
3,700,000	6.750%, 10/15/2024[f]	3,792,500
	Lennar Corporation
3,710,000	4.125%, 1/15/2022	3,798,112
1,525,000	4.500%, 4/30/2024	1,606,588
1,590,000	4.750%, 5/30/2025	1,697,325
	Live Nation Entertainment, Inc.
3,265,000	4.875%, 11/1/2024[f]	3,382,662
530,000	5.625%, 3/15/2026[f]	563,788
	Mattamy Group Corporation
3,710,000	6.500%, 10/1/2025[f]	3,895,500
	MGM Resorts International
3,500,000	5.750%, 6/15/2025	3,854,375
	Murphy Oil USA, Inc.
3,710,000	4.750%, 9/15/2029	3,793,475
	New Red Finance, Inc.
2,410,000	5.000%, 10/15/2025[f]	2,489,530
	PGT Escrow Issuer, Inc.
2,675,000	6.750%, 8/1/2026[f]	2,882,313
	Prime Security Services Borrower, LLC
4,770,000	5.750%, 4/15/2026[f]	4,967,001
	RHP Hotel Properties, LP
960,000	5.000%, 4/15/2023	979,200
	Ryman Hospitality Properties, Inc.
3,175,000	4.750%, 10/15/2027[f]	3,266,408
	Scientific Games International, Inc.
2,190,000	6.625%, 5/15/2021	2,217,375
1,445,000	10.000%, 12/1/2022	1,502,800
2,650,000	5.000%, 10/15/2025[f]	2,734,270
	ServiceMaster Company, LLC
4,260,000	5.125%, 11/15/2024[f]	4,419,750
	Six Flags Entertainment Corporation
5,880,000	4.875%, 7/31/2024[f]	6,085,800
	Staples, Inc.
1,855,000	7.500%, 4/15/2026[f]	1,911,207
	Stars Group Holdings BV
2,550,000	7.000%, 7/15/2026[f]	2,715,750
	Station Casinos, LLC
530,000	5.000%, 10/1/2025[f]	537,844
	Viking Cruises, Ltd.
4,765,000	5.875%, 9/15/2027[f]	5,048,994
	Wynn Macau, Ltd.
1,724,000	4.875%, 10/1/2024[f]	1,717,535
	Yum! Brands, Inc.
2,090,000	5.250%, 6/1/2026[f]	2,212,265
720,000	4.750%, 1/15/2030[f]	742,500

	Total	120,834,497

Consumer Non-Cyclical (13.0%)
	Air Medical Merger Sub Corporation
3,190,000	6.375%, 5/15/2023[f]	2,775,300
	Albertson’s Companies, LLC
5,718,000	6.625%, 6/15/2024	5,989,605
2,660,000	7.500%, 3/15/2026[f]	2,959,250
2,650,000	5.875%, 2/15/2028[f]	2,804,866

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Consumer Non-Cyclical (13.0%) - continued
	Alliance One International, Inc.
$3,600,000	9.875%, 7/15/2021	$2,484,000
	B&G Foods, Inc.
2,650,000	5.250%, 9/15/2027	2,709,890
	Bausch Health Companies, Inc.
2,125,000	7.250%, 5/30/2029[f]	2,321,137
	Centene Corporation
2,130,000	5.375%, 6/1/2026[f]	2,231,175
	Centene Escrow Corporation
4,440,000	6.125%, 2/15/2024	4,629,588
	Dole Food Company, Inc.
2,660,000	7.250%, 6/15/2025[f]	2,507,050
	Encompass Health Corporation
2,645,000	4.500%, 2/1/2028	2,674,095
	Energizer Holdings, Inc.
4,240,000	5.500%, 6/15/2025[f]	4,389,799
	HCA, Inc.
3,065,000	4.750%, 5/1/2023	3,283,302
3,705,000	5.375%, 2/1/2025	4,047,712
2,130,000	5.875%, 2/1/2029	2,382,937
	JBS USA Lux SA
3,100,000	5.500%, 1/15/2030[f]	3,285,938
	JBS USA, LLC
3,240,000	5.750%, 6/15/2025[f]	3,375,497
4,655,000	6.500%, 4/15/2029[f]	5,167,050
	MPH Acquisition Holdings, LLC
4,190,000	7.125%, 6/1/2024[f]	3,860,038
	Par Pharmaceutical, Inc.
2,650,000	7.500%, 4/1/2027[f]	2,411,500
	Performance Food Group, Inc.
790,000	5.500%, 10/15/2027[f]	829,500
	Pilgrim’s Pride Corporation
3,215,000	5.750%, 3/15/2025[f]	3,327,525
	Post Holdings, Inc.
3,210,000	5.000%, 8/15/2026[f]	3,329,091
2,655,000	5.500%, 12/15/2029[f]	2,767,838
	Simmons Foods, Inc.
3,695,000	5.750%, 11/1/2024[f]	3,602,625
	Spectrum Brands, Inc.
4,280,000	5.750%, 7/15/2025	4,466,137
930,000	5.000%, 10/1/2029[f]	946,275
	Teleflex, Inc.
2,525,000	5.250%, 6/15/2024	2,600,750
	Tenet Healthcare Corporation
7,930,000	4.875%, 1/1/2026[f]	8,138,163
4,240,000	5.125%, 11/1/2027[f]	4,381,404
	Teva Pharmaceutical Finance Netherlands III BV
2,945,000	3.150%, 10/1/2026	2,061,500
	Valeant Pharmaceuticals International, Inc.
1,571,000	5.500%, 3/1/2023[f]	1,590,638
532,000	5.875%, 5/15/2023[f]	538,650
2,680,000	8.500%, 1/31/2027[f]	3,007,764
	VRX Escrow Corporation
5,295,000	6.125%, 4/15/2025[f]	5,493,563

	Total	113,371,152

Energy (13.1%)
	Alliance Resource Operating Partners, LP
3,195,000	7.500%, 5/1/2025[f]	3,155,062
	Antero Resources Corporation
1,585,000	5.125%, 12/1/2022	1,390,837
2,640,000	5.625%, 6/1/2023[h]	2,283,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Energy (13.1%) - continued
	Boardwalk Pipelines, LP
$3,695,000	5.950%, 6/1/2026	$4,141,719
	Buckeye Partners, LP
4,265,000	4.125%, 12/1/2027	3,733,935
	California Resources Corporation
4,790,000	8.000%, 12/15/2022[f]	2,371,050
	Centennial Resource Production, LLC
5,085,000	5.375%, 1/15/2026[f]	4,856,175
	Cheniere Corpus Christi Holdings, LLC
6,910,000	7.000%, 6/30/2024	7,937,862
	Cheniere Energy Partners, LP
3,875,000	5.625%, 10/1/2026	4,111,956
2,645,000	4.500%, 10/1/2029[f]	2,709,472
	Chesapeake Energy Corporation
1,100,000	7.000%, 10/1/2024	789,250
4,281,000	8.000%, 1/15/2025[h]	3,093,023
	CrownRock Finance, Inc.
3,750,000	5.625%, 10/15/2025[f]	3,773,363
	Diamondback Energy, Inc.
3,210,000	4.750%, 11/1/2024	3,286,238
	Energy Transfer Operating, LP
4,245,000	5.500%, 6/1/2027	4,794,527
	EnLink Midstream Partners, LP
530,000	4.400%, 4/1/2024	510,417
	Murphy Oil Corporation
1,310,000	6.875%, 8/15/2024	1,368,950
1,870,000	5.750%, 8/15/2025	1,898,050
	Nabors Industries, Inc.
3,200,000	5.750%, 2/1/2025	2,368,000
	NGPL Pipeco, LLC
3,210,000	4.875%, 8/15/2027[f]	3,441,461
	Noble Holding International, Ltd.
3,210,000	7.750%, 1/15/2024[h]	2,086,500
	Pacific Drilling First Lien Escrow Issuer, Ltd.
2,115,000	8.375%, 10/1/2023[f]	1,776,600
	Pacific Drilling Second Lien Escrow Issuer, Ltd.
530,833	11.000%, PIK 12.000%, 4/1/2024[f,h,i]	318,500
	Parsley Energy, LLC
3,200,000	5.625%, 10/15/2027[f]	3,304,000
	Precision Drilling Corporation
1,180,000	7.750%, 12/15/2023	1,146,311
1,740,000	7.125%, 1/15/2026[f]	1,609,500
	Rowan Companies, Inc.
3,745,000	4.750%, 1/15/2024	2,209,550
	Sanchez Energy Corporation
3,740,000	7.250%, 2/15/2023[e,f,h]	2,692,800
	SM Energy Company
2,675,000	5.000%, 1/15/2024	2,400,813
	Southwestern Energy Company
4,285,000	7.500%, 4/1/2026	3,727,950
	Sunoco, LP
2,675,000	4.875%, 1/15/2023	2,745,219
1,090,000	5.500%, 2/15/2026	1,137,600
	Tallgrass Energy Partners, LP
3,250,000	4.750%, 10/1/2023[f]	3,258,125
4,285,000	5.500%, 1/15/2028[f]	4,188,159
	Targa Resources Partners, LP
4,275,000	5.125%, 2/1/2025	4,396,196
	Transocean Pontus, Ltd.
476,150	6.125%, 8/1/2025[f]	483,292

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Energy (13.1%) - continued
	Transocean, Inc.
$3,150,000	7.250%, 11/1/2025[f]	$2,775,938
1,070,000	7.500%, 1/15/2026[f]	949,625
3,745,000	7.500%, 4/15/2031	2,640,225
	USA Compression Partners LP
2,390,000	6.875%, 9/1/2027[f]	2,467,675
	W&T Offshore, Inc.
3,445,000	9.750%, 11/1/2023[f]	3,288,666
	WPX Energy, Inc.
1,835,000	8.250%, 8/1/2023	2,064,375
930,000	5.250%, 10/15/2027	936,975

	Total	114,619,541

Financials (8.1%)
	Ally Financial, Inc.
1,575,000	4.625%, 5/19/2022	1,634,062
4,000,000	5.750%, 11/20/2025	4,480,080
	Avolon Holdings Funding, Ltd.
1,070,000	5.500%, 1/15/2023[f]	1,141,701
2,670,000	5.125%, 10/1/2023[f]	2,832,603
	Chobani, LLC
2,130,000	7.500%, 4/15/2025[f]	2,039,475
	CIT Group, Inc.
1,429,000	5.000%, 8/15/2022	1,513,883
1,251,000	5.000%, 8/1/2023	1,332,315
	Credit Acceptance Corporation
2,660,000	6.625%, 3/15/2026[f]	2,846,200
	Drawbridge Special Opportunities Fund, LP
3,785,000	5.000%, 8/1/2021[f]	3,833,658
	Fortress Transportation and Infrastructure Investors, LLC
1,000,000	6.750%, 3/15/2022[f]	1,045,000
	Genworth Holdings, Inc.
3,430,000	4.900%, 8/15/2023[h]	3,257,128
	Global Aircraft Leasing Company, Ltd.
4,240,000	6.500%, PIK %, 9/15/2024[f,i]	4,293,000
	Icahn Enterprises, LP
2,650,000	4.750%, 9/15/2024[f]	2,647,350
5,310,000	6.250%, 5/15/2026[f]	5,562,225
	Iron Mountain, Inc.
2,140,000	5.750%, 8/15/2024	2,161,400
	MPT Operating Partnership, LP
3,010,000	5.500%, 5/1/2024	3,089,012
1,340,000	5.000%, 10/15/2027	1,403,650
2,650,000	4.625%, 8/1/2029	2,729,500
	Park Aerospace Holdings, Ltd.
1,605,000	5.250%, 8/15/2022[f]	1,691,509
4,285,000	4.500%, 3/15/2023[f]	4,434,118
1,995,000	5.500%, 2/15/2024[f]	2,155,398
	Quicken Loans, Inc.
4,015,000	5.750%, 5/1/2025[f]	4,140,469
	Royal Bank of Scotland Group plc
3,100,000	5.125%, 5/28/2024	3,304,656
	Synchrony Financial
1,340,000	4.250%, 8/15/2024	1,413,797
4,280,000	3.950%, 12/1/2027	4,388,359
	Trivium Packaging Finance
1,060,000	5.500%, 8/15/2026[f]	1,114,272
530,000	8.500%, 8/15/2027[f]	573,063

	Total	71,057,883

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Foreign Government (0.1%)
	Argentina Government International Bond
$1,060,000	6.875%, 1/26/2027	$444,151

	Total	444,151

Technology (5.8%)
	Anixter, Inc.
2,455,000	5.125%, 10/1/2021	2,553,200
	CommScope Finance, LLC
1,600,000	6.000%, 3/1/2026[f]	1,655,680
	CommScope Technologies Finance, LLC
4,775,000	6.000%, 6/15/2025[f]	4,309,437
	Diamond Finance Corporation
4,795,000	7.125%, 6/15/2024[f]	5,061,123
	Diamond Sports Group, LLC
2,390,000	5.375%, 8/15/2026[f]	2,479,625
2,385,000	6.625%, 8/15/2027[f,h]	2,470,979
	Equinix, Inc.
4,260,000	5.750%, 1/1/2025	4,435,938
	Harland Clarke Holdings Corporation
4,020,000	8.375%, 8/15/2022[f]	3,296,400
	Inception Merger Sub, Inc.
6,355,000	8.625%, 11/15/2024[f,h]	5,845,965
	Iron Mountain, Inc.
3,745,000	5.250%, 3/15/2028[f]	3,871,281
	NCR Corporation
4,240,000	5.750%, 9/1/2027[f]	4,388,400
	Nielsen Company SARL
3,720,000	5.000%, 2/1/2025[f,h]	3,668,850
	Plantronics, Inc.
2,390,000	5.500%, 5/31/2023[f]	2,395,975
	Seagate HDD Cayman
1,096,000	4.750%, 1/1/2025	1,136,138
	SS&C Technologies, Inc.
3,200,000	5.500%, 9/30/2027[f]	3,344,080

	Total	50,913,071

Transportation (1.8%)
	American Airlines Group, Inc.
3,720,000	5.000%, 6/1/2022[f]	3,862,662
	Hertz Corporation
2,100,000	5.500%, 10/15/2024[f]	2,103,150
1,590,000	7.125%, 8/1/2026[f]	1,659,562
	United Continental Holdings, Inc.
3,000,000	4.250%, 10/1/2022	3,102,900
	XPO Logistics, Inc.
2,670,000	6.125%, 9/1/2023[f]	2,756,775
2,130,000	6.750%, 8/15/2024[f]	2,305,725

	Total	15,790,774

Utilities (3.9%)
	AES Corporation
2,675,000	4.500%, 3/15/2023	2,735,187
	Dynegy, Inc.
3,745,000	8.125%, 1/30/2026[f]	4,016,512
	Electricite de France SA
2,500,000	5.250%, 1/29/2023[d,f,k]	2,559,375
	GFL Environmental, Inc.
1,060,000	8.500%, 5/1/2027[f]	1,175,275
	NextEra Energy Operating Partners, LP
5,290,000	3.875%, 10/15/2026[f]	5,290,000
	NRG Energy, Inc.
1,680,000	7.250%, 5/15/2026	1,840,020

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Utilities (3.9%) - continued
$1,330,000	5.250%, 6/15/2029[f]	$1,430,149
	Suburban Propane Partners, LP
3,195,000	5.875%, 3/1/2027	3,265,354
	Talen Energy Supply, LLC
2,140,000	6.500%, 6/1/2025	1,626,400
1,590,000	7.250%, 5/15/2027[f]	1,615,917
	Terraform Global Operating, LLC
2,660,000	6.125%, 3/1/2026[f]	2,733,150
	TerraForm Power Operating, LLC
2,140,000	4.250%, 1/31/2023[f]	2,182,800
2,940,000	5.000%, 1/31/2028[f]	3,057,600
	Vistra Operations Company, LLC
720,000	5.000%, 7/31/2027[f]	741,370

	Total	34,269,109

	Total Long-Term Fixed Income (cost $789,705,750)	796,460,900

Shares	Collateral Held for Securities Loaned (2.2%)	Value
18,958,168	Thrivent Cash Management Trust	18,958,168

	Total Collateral Held for Securities Loaned (cost $18,958,168)	18,958,168

Shares	Preferred Stock (0.4%)	Value
Financials (0.4%)
92,627	Bank of America Corporation, 5.000%[k]	2,376,809
53,000	Federal National Mortgage Association, 0.000%[h,k,l]	707,550

	Total	3,084,359

	Total Preferred Stock (cost $2,849,652)	3,084,359

Shares	Common Stock (0.1%)	Value
Industrials (<0.1%)
930,630	Abengoa SA, Class Al	27,387
9,928,936	Abengoa SA, Class Bl	108,221

	Total	135,608

Materials (0.1%)
52,569	Hexion Holdings Corporation[h,l]	591,401

	Total	591,401

	Total Common Stock (cost $1,017,613)	727,009

Shares or Principal Amount	Short-Term Investments (2.9%)	Value
	Thrivent Core Short-Term Reserve Fund
2,515,334	2.230%	25,153,343
	U.S. Treasury Bills
500,000	1.917%, 11/29/2019[m]	498,523

	Total Short-Term Investments (cost $25,651,772)	25,651,866

	Total Investments (cost $876,844,439) 101.3%	$883,451,468

	Other Assets and Liabilities, Net (1.3%)	(11,588,403)

	Total Net Assets 100.0%	$871,863,065

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes variable rate securities. The rate shown is as of September 30, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

e	In bankruptcy. Interest is not being accrued.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $510,425,926 or 58.5% of total net assets.

g	Defaulted security. Interest is not being accrued.
h	All or a portion of the security is on loan.
i

Denotes payment-in-kind security. The security may pay an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of September 30, 2019.

j	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Portfolio as of September 30, 2019 was $396,510 or 0.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2019.

Security	Acquisition Date	Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024	4/26/2019	$473,770
Midwest Vanadium, Pty. Ltd.,
2/15/2018	2/9/2011	3,028,997

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of September 30, 2019:

Securities Lending Transactions
Long-Term Fixed Income	$17,352,684
Common Stock	718,849
Total lending	$18,071,533
Gross amount payable upon return of collateral for securities loaned	$18,958,168
Net amounts due to counterparty	$886,635

Definitions:
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Reference Rate Index:
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,560,868	–	1,560,868	–
Capital Goods	5,856,767	–	5,856,767	–
Communications Services	10,606,445	–	10,606,445	–
Consumer Cyclical	8,620,626	–	8,620,626	–
Consumer Non-Cyclical	3,975,446	–	3,975,446	–
Financials	7,949,014	–	7,949,014	–
Long-Term Fixed Income
Basic Materials	55,639,285	–	55,639,285	–
Capital Goods	88,220,419	–	88,220,419	–
Communications Services	131,301,018	–	131,282,709	18,309
Consumer Cyclical	120,834,497	–	120,834,497	–
Consumer Non-Cyclical	113,371,152	–	113,371,152	–
Energy	114,619,541	–	114,619,541	–
Financials	71,057,883	–	71,057,883	–
Foreign Government	444,151	–	444,151	–
Technology	50,913,071	–	50,913,071	–
Transportation	15,790,774	–	15,790,774	–
Utilities	34,269,109	–	34,269,109	–
Preferred Stock
Financials	3,084,359	3,084,359	–	–
Common Stock
Industrials	135,608	–	135,608	–
Materials	591,401	591,401	–	–
Short-Term Investments	498,523	–	498,523	–
Subtotal Investments in Securities	$839,339,957	$3,675,760	$835,645,888	$18,309

Other Investments *	Total
Affiliated Short-Term Investments	25,153,343
Collateral Held for Securities Loaned	18,958,168
Subtotal Other Investments	$44,111,511

Total Investments at Value	$883,451,468

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$41,060	$179,908	$195,815	$25,153	2,515	2.9%
Total Affiliated Short-Term Investments	41,060			25,153		2.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	48,896	103,765	133,703	18,958	18,958	2.2
Total Collateral Held for Securities Loaned	48,896			18,958		2.2
Total Value	$89,956			$44,111

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$761
Total Income from Affiliated Investments				$761
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	251
Total Affiliated Income from Securities Loaned, Net				$251
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (1.3%)[a]	Value
Basic Materials (<0.1%)
	Ball Metalpack Finco, LLC, Term Loan
$98,750	6.624%, (LIBOR 3M + 4.500%), 7/31/2025[b]	$92,578
	Big River Steel, LLC, Term Loan
240,100	7.104%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	237,699
	MRC Global (US), Inc., Term Loan
256,090	5.044%, (LIBOR 1M + 3.000%), 9/22/2024[b]	256,090

	Total	586,367

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
447,648	4.197%, (LIBOR 1W + 2.250%), 11/10/2023[b]	448,826
	GFL Environmental, Inc., Term Loan
668,233	5.044%, (LIBOR 1M + 3.000%), 5/31/2025[b]	662,266
	Sotera Health Holdings, LLC, Term Loan
318,630	5.044%, (LIBOR 1M + 3.000%), 5/15/2022[b]	314,647
	Vertiv Group Corporation, Term Loan
629,599	6.044%, (LIBOR 1M + 4.000%), 11/15/2023[b]	598,119

	Total	2,023,858

Communications Services (0.3%)
	Altice France SA, Term Loan
195,500	4.794%, (LIBOR 1M + 2.750%), 7/31/2025[b]	190,429
	CenturyLink, Inc., Term Loan
742,207	4.794%, (LIBOR 1M + 2.750%), 1/31/2025[b]	736,848
	Frontier Communications Corporation, Term Loan
439,875	5.800%, (LIBOR 1M + 3.750%), 6/15/2024[b]	438,463
	HCP Acquisition, LLC, Term Loan
352,637	5.044%, (LIBOR 1M + 3.000%), 5/16/2024[b]	352,020
	Intelsat Jackson Holdings SA, Term Loan
300,000	5.804%, (LIBOR 1M + 3.750%), 11/27/2023[b]	300,657
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
675,000	5.528%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	672,469
	Sprint Communications, Inc., Term Loan
940,875	4.563%, (LIBOR 1M + 2.500%), 2/3/2024[b]	933,527
	TNS, Inc., Term Loan
351,887	6.260%, (LIBOR 3M + 4.000%), 8/14/2022[b]	346,697
	Virgin Media Bristol, LLC, Term Loan
580,000	4.528%, (LIBOR 1M + 2.500%), 1/15/2026[b]	580,000
	WideOpenWest Finance, LLC, Term Loan
328,300	5.294%, (LIBOR 1M + 3.250%), 8/19/2023[b]	316,399

Principal Amount	Bank Loans (1.3%)[a]	Value
Communications Services (0.3%) - continued
	Windstream Services, LLC, Term Loan
$248,097	10.000%, (PRIME + 5.000%), 3/30/2021[b,d]	$251,455

	Total	5,118,964

Consumer Cyclical (0.2%)
	Cengage Learning, Inc., Term Loan
223,898	6.294%, (LIBOR 1M + 4.250%), 6/7/2023[b]	211,397
	Golden Entertainment, Inc., Term Loan
593,475	5.060%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	594,959
	Golden Nugget, LLC, Term Loan
478,928	4.800%, (LIBOR 1M + 2.750%), 10/4/2023[b,e,f]	478,081
	Scientific Games International, Inc., Term Loan
886,500	4.876%, (LIBOR 1M + 2.750%), 8/14/2024[b]	878,193
	Stars Group Holdings BV, Term Loan
185,036	5.604%, (LIBOR 3M + 3.500%), 7/10/2025[b]	185,730
	Tenneco, Inc., Term Loan
297,750	5.044%, (LIBOR 1M + 3.000%), 10/1/2025[b]	279,141

	Total	2,627,501

Consumer Non-Cyclical (0.3%)
	Air Medical Group Holdings, Inc., Term Loan
776,175	5.307%, (LIBOR 1M + 3.250%), 4/28/2022[b]	724,916
191,588	6.294%, (LIBOR 1M + 4.250%), 3/14/2025[b]	179,054
	Amneal Pharmaceuticals, LLC, Term Loan
345,544	5.563%, (LIBOR 1M + 3.500%), 5/4/2025[b]	293,712
	Bausch Health Companies, Inc., Term Loan
503,866	5.039%, (LIBOR 1M + 3.000%), 6/1/2025[b]	505,705
	Endo International plc, Term Loan
530,503	6.313%, (LIBOR 1M + 4.250%), 4/27/2024[b]	481,930
	JBS USA LUX SA, Term Loan
253,725	4.544%, (LIBOR 1M + 2.500%), 5/1/2026[b]	254,783
	McGraw-Hill Global Education Holdings, LLC, Term Loan
671,590	6.044%, (LIBOR 1M + 4.000%), 5/4/2022[b]	630,207
	MPH Acquisition Holdings, LLC, Term Loan
385,308	4.854%, (LIBOR 3M + 2.750%), 6/7/2023[b]	366,443
	Plantronics, Inc., Term Loan
539,676	4.544%, (LIBOR 1M + 2.500%), 7/2/2025[b]	538,101

	Total	3,974,851

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (1.3%)[a]	Value
Energy (0.1%)
	HFOTCO, LLC, Term Loan
$444,375	4.800%, (LIBOR 1M + 2.750%), 6/26/2025[b]	$442,989
	Radiate Holdco, LLC, Term Loan
977,456	5.044%, (LIBOR 1M + 3.000%), 2/1/2024[b]	973,008

	Total	1,415,997

Financials (0.2%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
297,259	3.794%, (LIBOR 1M + 1.750%), 1/15/2025[b]	298,174
	DTZ U.S. Borrower, LLC, Term Loan
297,000	5.294%, (LIBOR 1M + 3.250%), 8/21/2025[b]	297,148
	GGP Nimbus, LLC, Term Loan
420,750	4.544%, (LIBOR 1M + 2.500%), 8/24/2025[b]	414,704
	Harland Clarke Holdings Corporation, Term Loan
482,046	6.854%, (LIBOR 3M + 4.750%), 11/3/2023[b]	374,791
	Level 3 Parent, LLC, Term Loan
800,000	4.294%, (LIBOR 1M + 2.250%), 2/22/2024[b]	801,168
	Sable International Finance, Ltd., Term Loan
852,800	5.294%, (LIBOR 2M + 3.250%), 1/31/2026[b]	855,759
	Tronox Finance, LLC, Term Loan
646,762	4.817%, (LIBOR 1M + 2.750%), 9/22/2024[b]	646,187

	Total	3,687,931

Technology (0.1%)
	Prime Security Services Borrower, LLC, Term Loan
495,000	0.000%, (LIBOR 1M + 3.250%), 9/23/2026[b,e,f]	489,511
	Rackspace Hosting, Inc., Term Loan
533,044	5.287%, (LIBOR 3M + 3.000%), 11/3/2023[b]	488,316

	Total	977,827

	Total Bank Loans (cost $20,809,139)	20,413,296

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Asset-Backed Securities (1.1%)
	Babson CLO, Ltd.
3,900,000	5.178%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,g	3,645,490
	Magnetite XII, Ltd.
3,200,000	3.403%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,g]	3,190,186
	Octagon Investment Partners XVI, Ltd.
2,600,000	3.703%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,g	2,552,883

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Asset-Backed Securities (1.1%) - continued
	Shackleton CLO, Ltd.
$2,150,000	3.473%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,g]	$2,139,572
	Sound Point CLO X, Ltd.
3,200,000	4.978%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,g	3,111,382
	THL Credit Wind River CLO, Ltd.
3,200,000	5.153%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb,g	3,111,818

	Total	17,751,331

Basic Materials (2.9%)
	Alcoa, Inc.
640,000	5.125%, 10/1/2024	681,600
	Anglo American Capital plc
3,200,000	3.625%, 9/11/2024[g]	3,298,887
2,550,000	4.750%, 4/10/2027[g]	2,750,419
	Cleveland-Cliffs, Inc.
640,000	5.750%, 3/1/2025	628,800
	Dow Chemical Company
1,920,000	3.000%, 11/15/2022	1,956,284
	Glencore Funding, LLC
3,180,000	4.125%, 5/30/2023[g]	3,332,914
2,880,000	4.000%, 3/27/2027[g]	2,960,851
	International Paper Company
2,240,000	3.000%, 2/15/2027[h]	2,279,618
	Kinross Gold Corporation
640,000	5.950%, 3/15/2024	712,352
3,980,000	4.500%, 7/15/2027	4,173,945
	LyondellBasell Industries NV
1,900,000	6.000%, 11/15/2021	2,030,374
	Novelis Corporation
640,000	5.875%, 9/30/2026[g]	671,200
	Packaging Corporation of America
2,700,000	2.450%, 12/15/2020	2,705,606
	Syngenta Finance NV
3,175,000	4.441%, 4/24/2023[g]	3,318,182
	Teck Resources, Ltd.
3,270,000	6.125%, 10/1/2035	3,705,316
	Tronox Finance plc
640,000	5.750%, 10/1/2025[g]	605,280
	Vale Overseas, Ltd.
869,000	4.375%, 1/11/2022[h]	897,242
1,920,000	6.250%, 8/10/2026	2,212,800
	Westlake Chemical Corporation
3,200,000	3.600%, 8/15/2026	3,304,619
	WestRock Company
1,270,000	3.750%, 3/15/2025	1,337,045
	Weyerhaeuser Company
2,570,000	7.375%, 3/15/2032	3,601,867

	Total	47,165,201

Capital Goods (3.2%)
	Amsted Industries, Inc.
260,000	5.625%, 7/1/2027[g]	274,300
	BAE Systems plc
1,970,000	4.750%, 10/11/2021[g]	2,055,871
	Bombardier, Inc.
550,000	7.500%, 3/15/2025[g]	549,312
	CNH Industrial Capital, LLC
2,560,000	4.875%, 4/1/2021	2,650,061

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Capital Goods (3.2%) - continued
	CNH Industrial NV
$2,560,000	3.850%, 11/15/2027	$2,638,651
	Crown Cork & Seal Company, Inc.
640,000	7.375%, 12/15/2026	777,600
	General Electric Capital Corporation
3,200,000	3.119%, (LIBOR 3M + 1.000%), 3/15/2023[b]	3,151,350
	General Electric Company
5,200,000	5.000%, 1/21/2021[b,i]	4,933,500
	L3Harris Technologies, Inc.
1,280,000	4.950%, 2/15/2021[g]	1,315,121
	Northrop Grumman Corporation
2,250,000	3.250%, 1/15/2028	2,361,888
	Owens-Brockway Glass Container, Inc.
1,000,000	5.875%, 8/15/2023[g]	1,061,250
	Parker-Hannifin Corporation
3,250,000	4.000%, 6/14/2049	3,581,633
	Republic Services, Inc.
3,170,000	3.550%, 6/1/2022	3,282,131
	Roper Technologies, Inc.
1,920,000	3.125%, 11/15/2022	1,971,298
2,240,000	3.800%, 12/15/2026	2,394,832
	Spirit AeroSystems, Inc.
3,200,000	2.919%, (LIBOR 3M + 0.800%), 6/15/2021[b]	3,197,325
	Textron, Inc.
1,280,000	4.300%, 3/1/2024	1,368,687
630,000	3.875%, 3/1/2025	665,091
2,560,000	3.650%, 3/15/2027	2,671,711
	United Rentals North America, Inc.
625,000	5.500%, 7/15/2025	650,313
	United Technologies Corporation
1,925,000	3.950%, 8/16/2025	2,107,354
3,825,000	4.450%, 11/16/2038	4,554,032
3,850,000	4.625%, 11/16/2048	4,817,953

	Total	53,031,264

Collateralized Mortgage Obligations (0.1%)
	Countrywide Alternative Loan Trust
1,205,256	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	1,202,442
	GMAC Mortgage Corporation Loan Trust
247,611	2.518%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,j]	293,795
	IndyMac Seconds Asset-Backed Trust
335,509	2.358%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Ab,j	183,331
	Wachovia Mortgage Loan Trust, LLC
461,454	4.848%, 5/20/2036, Ser. 2006-A, Class 2A1[b]	456,893

	Total	2,136,461

Communications Services (7.8%)
	AMC Networks, Inc.
640,000	5.000%, 4/1/2024	659,200
	American Tower Corporation
2,560,000	3.125%, 1/15/2027	2,611,008
	AT&T, Inc.
3,190,000	4.450%, 4/1/2024	3,450,892
3,850,000	3.312%, (LIBOR 3M + 1.180%), 6/12/2024[b]	3,920,455

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Communications Services (7.8%) - continued
$1,240,000	3.400%, 5/15/2025	$1,294,775
5,120,000	4.250%, 3/1/2027	5,571,677
2,643,000	4.300%, 2/15/2030	2,908,763
3,190,000	4.300%, 12/15/2042	3,330,813
	British Telecommunications plc
3,200,000	4.500%, 12/4/2023	3,441,819
	CCO Holdings, LLC
640,000	5.125%, 2/15/2023	650,400
640,000	5.500%, 5/1/2026[g]	670,336
	Charter Communications Operating, LLC
3,300,000	4.908%, 7/23/2025	3,626,627
2,475,000	6.484%, 10/23/2045	3,015,776
	Comcast Corporation
3,600,000	4.950%, 10/15/2058	4,618,672
1,920,000	3.375%, 8/15/2025	2,030,395
605,000	6.400%, 5/15/2038	859,065
3,150,000	4.600%, 10/15/2038	3,774,535
3,200,000	4.650%, 7/15/2042	3,832,207
	Cox Communications, Inc.
3,200,000	3.350%, 9/15/2026[g]	3,305,797
560,000	4.800%, 2/1/2035[g]	609,104
2,405,000	4.700%, 12/15/2042[g]	2,615,073
	Crown Castle International Corporation
960,000	3.400%, 2/15/2021	973,139
4,160,000	5.250%, 1/15/2023	4,538,964
2,200,000	3.150%, 7/15/2023	2,259,150
	Discovery Communications, LLC
1,830,000	3.500%, 6/15/2022	1,875,258
1,600,000	4.900%, 3/11/2026	1,778,102
3,300,000	5.300%, 5/15/2049	3,656,577
	Fox Corporation
3,200,000	5.476%, 1/25/2039[g]	3,930,670
	Frontier Communications Corporation
260,000	8.000%, 4/1/2027[g]	274,219
	Interpublic Group of Companies, Inc.
3,200,000	3.750%, 10/1/2021	3,280,393
	Level 3 Financing, Inc.
640,000	5.250%, 3/15/2026	665,504
	Nexstar Escrow Corporation
640,000	5.625%, 8/1/2024[g]	666,144
	Omnicom Group, Inc.
940,000	3.650%, 11/1/2024	989,981
	Sinclair Television Group, Inc.
640,000	5.875%, 3/15/2026[g]	669,600
	Sprint Corporation
960,000	7.125%, 6/15/2024	1,034,688
	Telefonica Emisiones SAU
1,260,000	4.665%, 3/6/2038	1,386,496
	Time Warner Cable, Inc.
3,800,000	4.125%, 2/15/2021	3,868,349
	Time Warner Entertainment Company, LP
1,720,000	8.375%, 3/15/2023	2,036,546
	T-Mobile USA, Inc.
640,000	4.500%, 2/1/2026	658,752
	VeriSign, Inc.
640,000	4.750%, 7/15/2027	670,400
	Verizon Communications, Inc.
2,740,000	3.500%, 11/1/2024	2,897,688
4,400,000	3.258%, (LIBOR 3M + 1.100%), 5/15/2025[b]	4,468,007
1,920,000	5.250%, 3/16/2037	2,386,319

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Communications Services (7.8%) - continued
$3,830,000	4.862%, 8/21/2046	$4,682,996
	Viacom, Inc.
4,500,000	6.875%, 4/30/2036	5,776,972
3,200,000	4.375%, 3/15/2043	3,297,293
	Virgin Media Secured Finance plc
640,000	5.250%, 1/15/2026[g]	657,600
	Vodafone Group plc
2,150,000	5.000%, 5/30/2038	2,452,370
3,250,000	4.875%, 6/19/2049	3,621,102
	Walt Disney Company
1,900,000	7.625%, 11/30/2028[g]	2,673,220
2,105,000	6.400%, 12/15/2035[g]	3,036,054

	Total	127,959,942

Consumer Cyclical (4.9%)
	Amazon.com, Inc.
4,480,000	4.050%, 8/22/2047	5,392,291
	American Honda Finance Corporation
2,600,000	2.150%, 9/10/2024	2,585,692
	Brookfield Property REIT, Inc.
640,000	5.750%, 5/15/2026[g]	668,800
	Brookfield Residential Properties, Inc.
400,000	6.250%, 9/15/2027[g]	402,000
	Cinemark USA, Inc.
640,000	4.875%, 6/1/2023	648,800
	Daimler Finance North America, LLC
1,900,000	2.837%, (LIBOR 3M + 0.550%), 5/4/2021[b,g]	1,898,957
	Ford Motor Credit Company, LLC
1,700,000	2.597%, 11/4/2019	1,699,924
1,900,000	3.470%, 4/5/2021	1,909,493
2,600,000	5.596%, 1/7/2022	2,731,703
3,200,000	2.979%, 8/3/2022	3,168,404
2,575,000	4.250%, 9/20/2022	2,636,487
3,200,000	3.350%, 11/1/2022	3,203,456
	General Motors Company
3,200,000	3.034%, (LIBOR 3M + 0.900%), 9/10/2021[b]	3,197,026
1,230,000	5.000%, 4/1/2035	1,234,625
	General Motors Financial Company, Inc.
3,100,000	3.450%, 4/10/2022	3,152,075
2,510,000	4.000%, 1/15/2025	2,579,747
	Hanesbrands, Inc.
640,000	4.625%, 5/15/2024[g]	674,406
	Harley-Davidson Financial Services, Inc.
3,380,000	4.050%, 2/4/2022[g]	3,486,174
	Hertz Corporation
640,000	7.625%, 6/1/2022[g]	666,400
	Home Depot, Inc.
960,000	2.125%, 9/15/2026	954,216
3,180,000	4.250%, 4/1/2046	3,804,693
	Hyundai Capital America
1,850,000	3.000%, 3/18/2021[g]	1,861,761
3,850,000	2.450%, 6/15/2021[g]	3,846,000
	Hyundai Capital Services, Inc.
1,920,000	3.000%, 3/6/2022[g]	1,936,104
	L Brands, Inc.
310,000	5.625%, 2/15/2022	326,662
310,000	6.694%, 1/15/2027	304,575
	Lennar Corporation
2,005,000	2.950%, 11/29/2020	2,002,393

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Consumer Cyclical (4.9%) - continued
$1,900,000	4.125%, 1/15/2022	$1,945,125
1,900,000	4.500%, 4/30/2024	2,001,650
	Live Nation Entertainment, Inc.
1,280,000	4.875%, 11/1/2024[g]	1,326,128
	Macy’s Retail Holdings, Inc.
500,000	3.875%, 1/15/2022	508,532
775,000	2.875%, 2/15/2023	765,193
	McDonald’s Corporation
3,175,000	4.450%, 3/1/2047	3,648,050
	ServiceMaster Company, LLC
640,000	5.125%, 11/15/2024[g]	664,000
	Six Flags Entertainment Corporation
640,000	4.875%, 7/31/2024[g]	662,400
	Viking Cruises, Ltd.
640,000	5.875%, 9/15/2027[g]	678,144
	Visa, Inc.
2,860,000	3.150%, 12/14/2025	3,049,424
	Volkswagen Group of America Finance, LLC
3,800,000	4.250%, 11/13/2023[g]	4,048,914
3,800,000	4.750%, 11/13/2028[g]	4,228,282
	Yum! Brands, Inc.
640,000	5.000%, 6/1/2024[g]	664,000

	Total	81,162,706

Consumer Non-Cyclical (12.2%)
	Abbott Laboratories
2,901,000	3.750%, 11/30/2026	3,161,060
1,440,000	4.750%, 11/30/2036	1,769,757
2,500,000	6.000%, 4/1/2039	3,429,228
1,920,000	4.900%, 11/30/2046	2,477,194
	AbbVie, Inc.
4,460,000	3.200%, 5/14/2026	4,541,527
	Albertson’s Companies, LLC
640,000	6.625%, 6/15/2024	670,400
	Altria Group, Inc.
3,200,000	4.800%, 2/14/2029	3,509,209
5,150,000	5.800%, 2/14/2039	5,971,926
3,200,000	5.950%, 2/14/2049	3,764,493
	Anheuser-Busch Companies, LLC
3,210,000	4.700%, 2/1/2036	3,712,498
	Anheuser-Busch InBev Worldwide, Inc.
3,825,000	4.000%, 4/13/2028	4,222,709
2,550,000	4.600%, 4/15/2048	2,939,506
3,200,000	4.439%, 10/6/2048	3,613,215
3,200,000	5.550%, 1/23/2049	4,189,905
	BAT Capital Corporation
2,550,000	3.222%, 8/15/2024	2,580,822
	Baxalta, Inc.
1,511,000	4.000%, 6/23/2025	1,628,780
	Bayer U.S. Finance II, LLC
1,280,000	4.250%, 12/15/2025[g]	1,366,554
	Bayer U.S. Finance II, LLC
4,450,000	4.875%, 6/25/2048[g]	4,918,807
	Becton, Dickinson and Company
3,250,000	3.363%, 6/6/2024	3,390,148
3,850,000	3.700%, 6/6/2027	4,079,060
3,300,000	4.669%, 6/6/2047	3,899,801
	Boston Scientific Corporation
2,660,000	3.375%, 5/15/2022	2,735,769
1,950,000	3.750%, 3/1/2026	2,084,940
1,300,000	4.000%, 3/1/2028	1,425,385
1,722,000	7.375%, 1/15/2040	2,619,966

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Consumer Non-Cyclical (12.2%) - continued
	Bunge, Ltd. Finance Corporation
$1,920,000	3.500%, 11/24/2020	$1,940,730
	Cargill, Inc.
3,250,000	3.250%, 5/23/2029[g]	3,478,043
	Celgene Corporation
1,910,000	3.250%, 8/15/2022	1,967,998
	Centene Escrow Corporation
640,000	6.125%, 2/15/2024	667,328
	Cigna Corporation
3,200,000	4.125%, 11/15/2025	3,445,717
3,200,000	4.800%, 8/15/2038	3,595,555
	Conagra Brands, Inc.
1,000,000	4.600%, 11/1/2025	1,099,857
	Constellation Brands, Inc.
1,700,000	4.400%, 11/15/2025	1,879,788
640,000	3.500%, 5/9/2027	669,523
3,300,000	5.250%, 11/15/2048	4,134,388
	CVS Health Corporation
1,870,000	4.750%, 12/1/2022	1,994,393
3,175,000	4.100%, 3/25/2025	3,390,251
1,600,000	3.875%, 7/20/2025	1,694,932
5,000,000	4.780%, 3/25/2038	5,512,009
5,190,000	5.050%, 3/25/2048	5,902,237
	Forest Laboratories, Inc.
2,550,000	5.000%, 12/15/2021[g]	2,678,899
	H. J. Heinz Company
1,860,000	5.200%, 7/15/2045	1,956,381
	HCA, Inc.
640,000	5.375%, 2/1/2025	699,200
4,500,000	5.125%, 6/15/2039	4,921,335
	Imperial Brands Finance plc
3,200,000	3.500%, 7/26/2026[g]	3,198,336
	Imperial Tobacco Finance plc
2,190,000	3.750%, 7/21/2022[g]	2,254,616
	JBS USA, LLC
640,000	6.500%, 4/15/2029[g]	710,400
	Kellogg Company
2,550,000	3.125%, 5/17/2022	2,608,229
	Keurig Dr Pepper, Inc.
1,250,000	3.551%, 5/25/2021	1,277,632
	Kraft Foods Group, Inc.
3,200,000	6.875%, 1/26/2039	3,945,842
	Kraft Heinz Foods Company
1,280,000	3.000%, 6/1/2026	1,266,450
3,250,000	4.625%, 10/1/2039[g]	3,268,543
	Kroger Company
3,200,000	2.650%, 10/15/2026	3,174,085
	Nestle Holdings, Inc.
3,850,000	3.900%, 9/24/2038[g]	4,450,281
	Par Pharmaceutical, Inc.
640,000	7.500%, 4/1/2027[g]	582,400
	Pernod Ricard SA
3,130,000	5.750%, 4/7/2021[g]	3,293,659
	Perrigo Finance Unlimited Company
1,450,000	4.375%, 3/15/2026	1,498,979
3,200,000	4.900%, 12/15/2044	2,996,781
	Reckitt Benckiser Treasury Services plc
2,880,000	2.750%, 6/26/2024[g]	2,933,571
	Reynolds American, Inc.
4,000,000	4.850%, 9/15/2023	4,329,242
1,560,000	5.850%, 8/15/2045	1,727,218

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Consumer Non-Cyclical (12.2%) - continued
	Shire Acquisitions Investments Ireland Designated Activity Company
$3,200,000	2.875%, 9/23/2023	$3,264,223
	Smithfield Foods, Inc.
7,500,000	2.650%, 10/3/2021[g]	7,427,924
	Tenet Healthcare Corporation
640,000	5.125%, 11/1/2027[g]	661,344
	Thermo Fisher Scientific, Inc.
1,280,000	2.950%, 9/19/2026	1,318,657
	Tyson Foods, Inc.
1,280,000	3.550%, 6/2/2027	1,356,583
	UnitedHealth Group, Inc.
3,200,000	2.950%, 10/15/2027	3,303,975
1,240,000	4.750%, 7/15/2045	1,505,666
3,225,000	4.450%, 12/15/2048	3,824,796
	VRX Escrow Corporation
700,000	6.125%, 4/15/2025[g]	726,250
	Zimmer Biomet Holdings, Inc.
3,250,000	3.550%, 4/1/2025	3,412,591

	Total	200,649,496

Energy (8.4%)
	Alliance Resource Operating Partners, LP
510,000	7.500%, 5/1/2025[g]	503,625
	BP Capital Markets America, Inc.
1,590,000	3.119%, 5/4/2026	1,659,774
2,560,000	3.017%, 1/16/2027	2,647,277
	BP Capital Markets plc
2,490,000	3.814%, 2/10/2024	2,652,832
	Cenovus Energy, Inc.
3,200,000	4.250%, 4/15/2027[h]	3,336,561
	Centennial Resource Production, LLC
640,000	5.375%, 1/15/2026[g]	611,200
	Cheniere Corpus Christi Holdings, LLC
960,000	5.125%, 6/30/2027	1,051,200
	Chesapeake Energy Corporation
640,000	8.000%, 1/15/2025[h]	462,400
	Continental Resources, Inc.
3,200,000	4.375%, 1/15/2028	3,306,449
	Devon Energy Corporation
2,600,000	5.000%, 6/15/2045	3,012,583
	Diamondback Energy, Inc.
620,000	4.750%, 11/1/2024	634,725
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,026,509
1,280,000	4.700%, 11/1/2042	1,348,947
	Enbridge Energy Partners, LP
2,550,000	5.200%, 3/15/2020	2,581,979
	Energy Transfer Operating, LP
3,200,000	6.000%, 6/15/2048	3,782,869
	Energy Transfer Partners, LP
4,480,000	4.200%, 4/15/2027	4,712,553
	Eni SPA
2,550,000	4.000%, 9/12/2023[g]	2,699,715
	EnLink Midstream Partners, LP
1,280,000	4.150%, 6/1/2025	1,187,200
960,000	4.850%, 7/15/2026	912,000
	Enterprise Products Operating, LLC
2,490,000	3.700%, 2/15/2026	2,647,020
3,200,000	4.875%, 8/16/2077[b]	3,092,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Energy (8.4%) - continued
	EQM Midstream Partners LP
$2,700,000	4.750%, 7/15/2023	$2,710,166
	EQT Corporation
3,280,000	3.000%, 10/1/2022	3,154,171
	Hess Corporation
1,280,000	3.500%, 7/15/2024	1,306,413
1,300,000	4.300%, 4/1/2027	1,358,441
	Kinder Morgan, Inc.
1,280,000	5.000%, 2/15/2021[g]	1,322,089
3,175,000	5.200%, 3/1/2048	3,658,550
	Marathon Petroleum Corporation
2,560,000	4.750%, 12/15/2023	2,778,370
3,220,000	6.500%, 3/1/2041	4,009,852
	MPLX, LP
2,550,000	3.500%, 12/1/2022[g]	2,622,473
2,550,000	4.875%, 6/1/2025	2,805,589
3,250,000	4.800%, 2/15/2029	3,591,314
1,920,000	5.200%, 3/1/2047	2,122,213
	Murphy Oil Corporation
640,000	5.750%, 8/15/2025	649,600
	Newfield Exploration Company
3,300,000	5.750%, 1/30/2022	3,524,816
2,000,000	5.625%, 7/1/2024	2,206,504
	Noble Energy, Inc.
3,240,000	3.900%, 11/15/2024	3,396,904
2,600,000	5.050%, 11/15/2044	2,837,883
	Occidental Petroleum Corporation
1,920,000	4.300%, 8/15/2039	1,970,802
	Petrobras Global Finance BV
2,671,000	5.093%, 1/15/2030[g]	2,786,254
	Petroleos Mexicanos
2,600,000	7.690%, 1/23/2050[g]	2,711,280
2,600,000	6.490%, 1/23/2027[g]	2,710,240
	Phillips 66
1,950,000	3.900%, 3/15/2028	2,102,585
	Plains All American Pipeline, LP
2,700,000	5.000%, 2/1/2021	2,769,845
3,200,000	3.650%, 6/1/2022	3,282,688
	Regency Energy Partners, LP
4,140,000	5.000%, 10/1/2022	4,392,659
	Sabine Pass Liquefaction, LLC
1,910,000	5.750%, 5/15/2024	2,129,112
	Schlumberger Holdings Corporation
1,920,000	4.000%, 12/21/2025[g]	2,047,289
	Suncor Energy, Inc.
1,920,000	3.600%, 12/1/2024	2,024,248
	Sunoco Logistics Partners Operations, LP
3,200,000	3.450%, 1/15/2023	3,269,852
	Sunoco, LP
640,000	5.500%, 2/15/2026	667,949
	Tallgrass Energy Partners, LP
640,000	5.500%, 1/15/2028[g]	625,536
	Tesoro Logistics, LP
1,880,000	5.500%, 10/15/2019	1,881,978
	Transocean, Inc.
640,000	7.500%, 1/15/2026[g]	568,000
	Williams Companies, Inc.
3,200,000	7.500%, 1/15/2031	4,208,304
	Williams Partners, LP
1,930,000	4.500%, 11/15/2023	2,065,938
1,600,000	3.750%, 6/15/2027	1,655,118

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Energy (8.4%) - continued
	Woodside Finance, Ltd.
$3,130,000	3.650%, 3/5/2025[g]	$3,226,371

	Total	138,020,814

Financials (26.7%)
	Aegon NV
2,600,000	2.139%, (USISDA 10Y + 0.100%), 1/15/2020[b,i]	1,833,000
	AerCap Ireland Capital, Ltd.
3,200,000	5.000%, 10/1/2021	3,364,485
960,000	3.950%, 2/1/2022	991,597
	Air Lease Corporation
2,510,000	3.750%, 2/1/2022	2,580,071
1,260,000	4.250%, 9/15/2024	1,342,864
	Ally Financial, Inc.
640,000	4.125%, 2/13/2022	654,400
	American International Group, Inc.
2,700,000	4.200%, 4/1/2028	2,944,739
3,130,000	4.500%, 7/16/2044	3,484,516
	Ares Capital Corporation
3,132,000	3.875%, 1/15/2020	3,140,346
	Associated Banc-Corporation
3,150,000	4.250%, 1/15/2025	3,333,542
	Athene Holding, Ltd.
2,050,000	4.125%, 1/12/2028	2,108,132
	Avolon Holdings Funding, Ltd.
1,300,000	5.250%, 5/15/2024[g]	1,391,910
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.500%, 3/5/2025[b,i]	2,646,800
	Banco Santander SA
1,800,000	4.379%, 4/12/2028	1,967,702
	Bank of America Corporation
1,920,000	2.328%, 10/1/2021[b]	1,922,114
1,900,000	3.499%, 5/17/2022[b]	1,937,633
1,000,000	4.100%, 7/24/2023	1,067,752
3,649,000	3.004%, 12/20/2023[b]	3,726,760
2,830,000	4.200%, 8/26/2024	3,035,561
2,860,000	6.500%, 10/23/2024[b,i]	3,181,750
3,200,000	4.000%, 1/22/2025	3,399,235
2,750,000	3.950%, 4/21/2025	2,917,811
1,270,000	3.875%, 8/1/2025	1,373,696
3,200,000	3.093%, 10/1/2025[b]	3,296,076
3,200,000	3.705%, 4/24/2028[b]	3,408,138
2,550,000	4.271%, 7/23/2029[b]	2,841,954
5,250,000	3.194%, 7/23/2030[b]	5,417,592
	Bank of Nova Scotia
3,200,000	3.125%, 4/20/2021	3,252,578
	Barclays Bank plc
1,910,000	10.179%, 6/12/2021[g]	2,136,030
	Barclays plc
3,900,000	4.610%, 2/15/2023[b]	4,051,593
2,800,000	4.338%, 5/16/2024[b]	2,925,093
1,280,000	4.836%, 5/9/2028	1,337,635
	Berkshire Hathaway Finance Corporation
1,950,000	4.250%, 1/15/2049	2,311,531
	BNP Paribas SA
2,650,000	4.375%, 3/1/2033[b,g,h]	2,795,566
	Boston Properties, LP
3,200,000	2.750%, 10/1/2026	3,229,200
	BPCE SA
1,920,000	3.000%, 5/22/2022[g]	1,948,317
1,265,000	5.700%, 10/22/2023[g]	1,392,350
2,190,000	5.150%, 7/21/2024[g]	2,398,315

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Financials (26.7%) - continued
	Camden Property Trust
$2,000,000	4.100%, 10/15/2028	$2,227,375
	Capital One Bank USA NA
2,000,000	3.375%, 2/15/2023	2,061,117
	Capital One Financial Corporation
3,190,000	4.200%, 10/29/2025	3,399,755
	Capital One NA
3,200,000	2.150%, 9/6/2022	3,197,288
	CIT Bank NA
1,950,000	2.969%, 9/27/2025[b]	1,952,437
	CIT Group, Inc.
320,000	4.125%, 3/9/2021	325,600
320,000	5.250%, 3/7/2025	349,184
	Citigroup, Inc.
1,900,000	3.142%, 1/24/2023[b]	1,935,211
2,560,000	3.568%, (LIBOR 3M + 1.430%), 9/1/2023[b]	2,603,911
3,600,000	3.352%, 4/24/2025[b]	3,733,502
4,370,000	4.400%, 6/10/2025	4,698,566
3,305,000	5.500%, 9/13/2025	3,744,244
1,910,000	3.700%, 1/12/2026	2,025,332
2,490,000	4.450%, 9/29/2027	2,716,690
2,560,000	3.887%, 1/10/2028[b]	2,739,546
2,550,000	4.650%, 7/23/2048	3,120,823
	Citizens Bank NA
2,560,000	2.550%, 5/13/2021	2,577,486
1,280,000	2.650%, 5/26/2022	1,295,437
	Citizens Financial Group, Inc.
1,280,000	2.375%, 7/28/2021	1,283,234
	CNA Financial Corporation
1,870,000	7.250%, 11/15/2023	2,197,494
650,000	3.950%, 5/15/2024	697,645
3,250,000	3.450%, 8/15/2027	3,369,391
	Commerzbank AG
3,200,000	8.125%, 9/19/2023[g]	3,731,802
	CoreStates Capital III
2,440,000	2.728%, (LIBOR 3M + 0.570%), 2/15/2027[b,g]	2,257,000
	Credit Agricole SA
1,280,000	3.375%, 1/10/2022[g]	1,308,616
	Credit Suisse Group AG
3,200,000	3.574%, 1/9/2023[g]	3,272,263
3,950,000	7.500%, 7/17/2023[b,g,i]	4,221,562
	Credit Suisse Group Funding, Ltd.
3,900,000	3.750%, 3/26/2025	4,098,306
	Danske Bank AS
5,600,000	5.000%, 1/12/2022[g]	5,887,728
1,950,000	3.244%, 12/20/2025[b,g]	1,965,899
	Deutsche Bank AG
2,560,000	2.700%, 7/13/2020	2,554,738
1,900,000	4.875%, 12/1/2032[b]	1,720,222
	Digital Realty Trust, LP
2,700,000	2.750%, 2/1/2023	2,727,428
	Discover Bank
2,600,000	2.450%, 9/12/2024	2,592,947
4,490,000	4.682%, 8/9/2028[b]	4,694,272
	Discover Bank of Greenwood Delaware
1,635,000	4.200%, 8/8/2023	1,738,055
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,366,488
	Fidelity National Financial, Inc.
1,250,000	5.500%, 9/1/2022	1,341,464

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Financials (26.7%) - continued
	Fidelity National Information Services, Inc.
$1,900,000	3.750%, 5/21/2029	$2,061,592
	Five Corners Funding Trust
5,110,000	4.419%, 11/15/2023[g]	5,524,639
	GE Capital International Funding Company
9,100,000	4.418%, 11/15/2035	9,545,090
	Glitnir HoldCo ehf., Convertible
362	Zero Coupon, 12/31/2030[c]	0
	Goldman Sachs Group, Inc.
3,275,000	5.250%, 7/27/2021	3,450,900
2,100,000	2.876%, 10/31/2022[b]	2,124,318
1,920,000	2.908%, 6/5/2023[b]	1,945,258
2,190,000	4.000%, 3/3/2024	2,336,772
4,450,000	3.850%, 7/8/2024	4,714,832
2,490,000	4.250%, 10/21/2025	2,669,259
2,560,000	3.500%, 11/16/2026	2,662,919
3,760,000	5.150%, 5/22/2045	4,472,139
	HCP, Inc.
1,595,000	4.250%, 11/15/2023	1,702,836
	Host Hotels & Resorts, LP
1,240,000	4.000%, 6/15/2025	1,309,993
	HSBC Holdings plc
1,280,000	6.875%, 6/1/2021[b,i]	1,342,720
3,200,000	3.124%, (LIBOR 3M + 1.000%), 5/18/2024[b]	3,212,688
2,100,000	3.803%, 3/11/2025[b]	2,187,701
2,560,000	4.300%, 3/8/2026	2,772,174
1,600,000	6.000%, 5/22/2027[b,i]	1,645,632
1,920,000	4.041%, 3/13/2028[b]	2,037,961
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020[h]	3,007,214
	ILFC E-Capital Trust II
2,230,000	4.020%, (H15T30Y + 1.800%), 12/21/2065[b,g]	1,554,533
	ING Groep NV
4,500,000	4.100%, 10/2/2023	4,777,196
	International Lease Finance Corporation
2,560,000	5.875%, 8/15/2022	2,804,861
	J.P. Morgan Chase & Company
1,280,000	2.295%, 8/15/2021	1,283,396
2,500,000	2.972%, 1/15/2023	2,544,410
3,190,000	3.513%, (LIBOR 3M + 1.230%), 10/24/2023[b]	3,240,578
1,270,000	6.750%, 2/1/2024[b,i]	1,409,700
3,200,000	5.000%, 8/1/2024[b,i]	3,288,000
4,000,000	3.875%, 9/10/2024	4,261,606
3,800,000	3.900%, 7/15/2025	4,100,284
3,200,000	2.950%, 10/1/2026	3,284,679
3,900,000	4.452%, 12/5/2029[b]	4,411,509
2,600,000	3.882%, 7/24/2038[b]	2,855,131
3,150,000	5.500%, 10/15/2040	4,195,447
	Kilroy Realty, LP
2,550,000	4.250%, 8/15/2029	2,773,987
	Kimco Realty Corporation
5,100,000	3.300%, 2/1/2025	5,260,400
	Liberty Mutual Group, Inc.
1,935,000	4.950%, 5/1/2022[g]	2,051,220
	Liberty Property, LP
1,875,000	4.750%, 10/1/2020	1,922,626
	Lincoln National Corporation
4,150,000	4.000%, 9/1/2023	4,396,426

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Financials (26.7%) - continued
	Lloyds Bank plc
$1,910,000	4.650%, 3/24/2026	$2,017,524
	Lloyds Banking Group plc
4,000,000	2.858%, 3/17/2023[b]	4,012,906
	Marsh & McLennan Companies, Inc.
1,700,000	4.375%, 3/15/2029	1,923,532
	MGM Growth Properties Operating Partnership, LP
640,000	4.500%, 9/1/2026	678,400
	Mitsubishi UFJ Financial Group, Inc.
1,950,000	3.455%, 3/2/2023	2,018,279
	Mizuho Financial Group, Inc.
2,560,000	3.663%, 2/28/2027[h]	2,743,349
	Morgan Stanley
2,550,000	2.500%, 4/21/2021	2,566,348
3,205,000	4.875%, 11/1/2022	3,436,876
3,190,000	3.683%, (LIBOR 3M + 1.400%), 10/24/2023[b]	3,247,484
2,000,000	2.720%, 7/22/2025[b]	2,023,076
1,870,000	4.000%, 7/23/2025	2,016,786
1,280,000	3.125%, 7/27/2026	1,318,249
2,510,000	4.350%, 9/8/2026	2,721,164
1,570,000	4.300%, 1/27/2045	1,818,060
	MPT Operating Partnership, LP
640,000	5.000%, 10/15/2027	670,400
	Nationwide Building Society
2,490,000	3.900%, 7/21/2025[g]	2,654,582
1,920,000	4.000%, 9/14/2026[g]	1,967,190
	Park Aerospace Holdings, Ltd.
1,300,000	4.500%, 3/15/2023[g]	1,345,240
	Peachtree Corners Funding Trust
2,800,000	3.976%, 2/15/2025[g]	2,949,795
	Preferred Term Securities XXIII, Ltd.
656,396	2.319%, (LIBOR 3M + 0.200%), 12/22/2036[b,g]	599,510
	Prudential Financial, Inc.
3,800,000	3.700%, 3/13/2051	3,927,459
1,957,000	3.935%, 12/7/2049	2,114,328
	Realty Income Corporation
3,830,000	3.875%, 7/15/2024	4,097,524
	Regency Centers, LP
2,560,000	3.600%, 2/1/2027	2,688,564
	Reinsurance Group of America, Inc.
3,050,000	4.700%, 9/15/2023	3,295,936
2,600,000	3.900%, 5/15/2029	2,767,078
	Royal Bank of Scotland Group plc
1,920,000	8.625%, 8/15/2021[b,i]	2,056,032
2,560,000	3.498%, 5/15/2023[b]	2,594,160
2,560,000	3.875%, 9/12/2023	2,641,922
2,750,000	4.269%, 3/22/2025[b]	2,876,088
	Santander Holdings USA, Inc.
1,435,000	4.450%, 12/3/2021	1,498,749
	Santander UK Group Holdings plc
1,700,000	3.125%, 1/8/2021	1,711,544
2,500,000	4.750%, 9/15/2025[g]	2,605,821
	SITE Centers Corporation
996,000	4.625%, 7/15/2022	1,041,104
	Standard Chartered plc
2,700,000	2.744%, 9/10/2022[b,g]	2,702,781
3,250,000	3.428%, (LIBOR 3M + 1.150%), 1/20/2023[b,g]	3,256,870
	State Street Capital Trust IV
1,920,000	3.119%, (LIBOR 3M + 1.000%), 6/15/2047[b]	1,473,427

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Financials (26.7%) - continued
	SunTrust Banks, Inc.
$1,910,000	2.900%, 3/3/2021	$1,929,861
	Synchrony Financial
3,250,000	4.250%, 8/15/2024	3,428,985
3,850,000	3.950%, 12/1/2027	3,947,472
	UBS Group Funding Jersey, Ltd.
1,600,000	2.650%, 2/1/2022[g]	1,614,281
2,490,000	4.125%, 9/24/2025[g]	2,690,466
	UBS Group Funding Switzerland AG
2,560,000	4.253%, 3/23/2028[g]	2,792,914
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,658,984
	Ventas Realty, LP
1,280,000	3.500%, 2/1/2025	1,340,471
1,920,000	3.850%, 4/1/2027	2,042,028
3,200,000	4.000%, 3/1/2028	3,435,042
	Wells Fargo & Company
4,000,000	4.125%, 8/15/2023	4,244,216
2,560,000	3.000%, 4/22/2026	2,625,433
	Welltower, Inc.
2,200,000	4.000%, 6/1/2025	2,351,449

	Total	439,140,807

Foreign Government (0.8%)
	Bahrain Government International Bond
3,250,000	5.875%, 1/26/2021	3,327,448
	Dominican Republic Government International Bond
950,000	6.000%, 7/19/2028[g]	1,036,697
	Qatar Government International Bond
1,900,000	4.500%, 4/23/2028[g]	2,164,864
2,500,000	5.103%, 4/23/2048[g]	3,193,750
2,650,000	4.817%, 3/14/2049[g]	3,278,198

	Total	13,000,957

Mortgage-Backed Securities (4.3%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
5,000,000	2.500%, 10/1/2034[f]	5,043,066
8,150,000	3.500%, 10/1/2034[f]	8,429,520
14,745,000	3.000%, 10/1/2034[f]	15,073,883
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
15,430,000	3.500%, 10/1/2049[f]	15,830,818
25,750,000	3.000%, 10/1/2049[f]	26,142,285

	Total	70,519,572

Technology (4.1%)
	Apple, Inc.
4,450,000	3.250%, 2/23/2026	4,716,395
1,920,000	3.750%, 9/12/2047	2,138,407
	Applied Materials, Inc.
1,280,000	3.300%, 4/1/2027	1,362,277
	Broadcom Corporation
2,550,000	3.875%, 1/15/2027	2,563,182
	Dell International, LLC/EMC Corporation
1,800,000	4.000%, 7/15/2024[g]	1,882,749
	Diamond 1 Finance Corporation
640,000	5.875%, 6/15/2021[g]	650,240
1,920,000	5.450%, 6/15/2023[g]	2,090,732

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Technology (4.1%) - continued
$8,025,000	6.020%, 6/15/2026[g]	$9,049,690
	Diamond Sports Group, LLC
640,000	6.625%, 8/15/2027[g,h]	663,072
	DXC Technology Company
2,560,000	4.750%, 4/15/2027	2,678,076
	Fiserv, Inc.
1,300,000	2.750%, 7/1/2024	1,322,233
3,225,000	3.200%, 7/1/2026	3,341,081
	Hewlett Packard Enterprise Company
2,560,000	4.400%, 10/15/2022	2,711,890
2,250,000	2.250%, 4/1/2023	2,243,427
	Intel Corporation
2,870,000	4.100%, 5/19/2046	3,341,064
	Lam Research Corporation
3,250,000	4.000%, 3/15/2029	3,584,882
	Marvell Technology Group, Ltd.
1,600,000	4.200%, 6/22/2023	1,677,146
1,900,000	4.875%, 6/22/2028	2,110,612
	NXP BV/NXP Funding, LLC
3,250,000	4.875%, 3/1/2024[g]	3,524,445
3,250,000	5.350%, 3/1/2026[g]	3,643,679
	Oracle Corporation
3,200,000	4.300%, 7/8/2034	3,723,600
	Panasonic Corporation
2,900,000	3.113%, 7/19/2029[g]	3,006,419
	Seagate HDD Cayman
994,000	4.250%, 3/1/2022	1,023,990
	Texas Instruments, Inc.
3,200,000	4.150%, 5/15/2048	3,924,429

	Total	66,973,717

Transportation (1.4%)
	Aircastle, Ltd.
3,215,000	4.400%, 9/25/2023	3,379,345
	Boeing Company
5,200,000	3.600%, 5/1/2034	5,641,520
	Burlington Northern Santa Fe, LLC
2,500,000	4.700%, 9/1/2045	3,080,353
3,200,000	4.050%, 6/15/2048	3,673,509
	CSX Corporation
1,900,000	2.400%, 2/15/2030	1,856,881
	Delta Air Lines, Inc.
1,371,374	4.250%, 7/30/2023	1,466,613
	Penske Truck Leasing Company, LP
2,600,000	3.375%, 2/1/2022[g]	2,653,664
	United Airlines Pass Through Trust
1,230,025	3.750%, 9/3/2026	1,295,216
	XPO Logistics, Inc.
640,000	6.125%, 9/1/2023[g]	660,800

	Total	23,707,901

U.S. Government & Agencies (6.5%)
	U.S. Treasury Bonds
5,150,000	2.250%, 11/15/2027	5,387,584
9,500,000	2.750%, 2/15/2028	10,315,664
7,750,000	2.875%, 5/15/2028	8,507,441
8,000,000	2.375%, 5/15/2029	8,497,812
3,000,000	3.125%, 5/15/2048	3,649,336
9,400,000	3.000%, 2/15/2049	11,216,844
4,500,000	2.875%, 5/15/2049	5,252,695
25,600,000	2.250%, 8/15/2049	26,355,000
	U.S. Treasury Notes
6,500,000	2.375%, 2/29/2024	6,725,723

Principal Amount	Long-Term Fixed Income (92.7%)	Value
U.S. Government & Agencies (6.5%) - continued
$20,000,000	2.250%, 4/30/2024	$20,605,469

	Total	106,513,568

Utilities (8.3%)
	AEP Transmission Company, LLC
4,480,000	3.100%, 12/1/2026	4,685,105
	Ameren Illinois Company
1,950,000	4.500%, 3/15/2049	2,398,982
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,616,913
	Baltimore Gas and Electric Company
2,560,000	2.400%, 8/15/2026	2,563,228
	Berkshire Hathaway Energy Company
2,575,000	4.450%, 1/15/2049	3,075,776
	CenterPoint Energy, Inc.
4,160,000	2.500%, 9/1/2022	4,188,849
3,250,000	2.950%, 3/1/2030	3,237,952
	CMS Energy Corporation
2,560,000	3.450%, 8/15/2027	2,694,143
	Consolidated Edison Company of New York, Inc.
1,280,000	2.900%, 12/1/2026	1,312,455
4,750,000	4.125%, 5/15/2049	5,436,420
	Consumers Energy Company
1,950,000	4.350%, 4/15/2049	2,394,253
	Dominion Energy, Inc.
1,700,000	2.715%, 8/15/2021	1,711,101
2,900,000	3.071%, 8/15/2024	2,967,713
	Duke Energy Corporation
3,840,000	2.650%, 9/1/2026	3,858,260
3,840,000	3.150%, 8/15/2027	3,990,941
3,200,000	3.750%, 9/1/2046	3,300,186
	Edison International
9,000,000	5.750%, 6/15/2027	10,115,194
	Exelon Corporation
1,600,000	3.497%, 6/1/2022	1,641,854
3,120,000	3.950%, 6/15/2025	3,345,833
1,660,000	3.400%, 4/15/2026	1,735,407
	Exelon Generation Company, LLC
2,560,000	4.250%, 6/15/2022	2,680,672
	FirstEnergy Corporation
4,480,000	3.900%, 7/15/2027	4,774,024
1,300,000	4.850%, 7/15/2047	1,545,031
	FirstEnergy Transmission, LLC
3,150,000	5.450%, 7/15/2044[g]	4,003,012
	Georgia Power Company
3,200,000	2.650%, 9/15/2029	3,145,988
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,347,386
	National Rural Utilities Cooperative Finance Corporation
2,600,000	4.400%, 11/1/2048	3,164,580
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	4,045,602
	NextEra Energy Operating Partners, LP
640,000	3.875%, 10/15/2026[g]	640,000
	NiSource Finance Corporation
1,920,000	4.375%, 5/15/2047	2,157,329
	Oncor Electric Delivery Company, LLC
2,490,000	3.750%, 4/1/2045	2,745,920
	Pacific Gas and Electric Company
1,270,000	2.950%, 3/1/2026[d,k]	1,250,950
1,900,000	3.300%, 12/1/2027[d,k]	1,881,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Utilities (8.3%) - continued
$1,900,000	3.950%, 12/1/2047[d,k]	$1,838,250
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,305,500
3,190,000	3.950%, 3/15/2024	3,367,531
	PPL Electric Utilities Corporation
3,800,000	3.000%, 10/1/2049	3,672,775
	San Diego Gas and Electric Company
3,200,000	4.150%, 5/15/2048	3,646,272
	Sempra Energy
3,200,000	3.250%, 6/15/2027	3,286,938
	South Carolina Electric & Gas Company
2,835,000	5.100%, 6/1/2065	3,789,460
	Southern Company
7,630,000	3.250%, 7/1/2026	7,883,027
	TerraForm Power Operating, LLC
640,000	5.000%, 1/31/2028[g]	665,600

	Total	136,107,412

	Total Long-Term Fixed Income (cost $1,433,588,653)	1,523,841,149

Shares	Registered Investment Companies (0.8%)	Value
Unaffiliated (0.8%)
65,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	8,286,200
60,000	Vanguard Short-Term Corporate Bond ETF	4,863,000

	Total	13,149,200

	Total Registered Investment Companies (cost $12,084,546)	13,149,200

Shares	Collateral Held for Securities Loaned (0.4%)	Value
7,159,707	Thrivent Cash Management Trust	7,159,707

	Total Collateral Held for Securities Loaned (cost $7,159,707)	7,159,707

Shares	Preferred Stock (0.2%)	Value
Financials (0.2%)
22,500	Cobank ACB, 6.250%[b,i]	2,362,500

	Total	2,362,500

	Total Preferred Stock (cost $2,250,000)	2,362,500

Shares	Common Stock (<0.1%)	Value
Financials (<0.1%)
2,247	Glitnir HoldCo ehf.[c,l]	0

	Total	0

	Total Common Stock (cost $–)	0

Shares or Principal Amount	Short-Term Investments (8.7%)	Value
	Federal Home Loan Bank Discount Notes
400,000	2.010%, 10/7/2019[m,n]	399,875

Shares or Principal Amount	Short-Term Investments (8.7%)	Value
	Thrivent Core Short-Term Reserve Fund
14,314,462	2.230%	$143,144,618

	Total Short-Term Investments (cost $143,544,484)	143,544,493

	Total Investments (cost $1,619,436,529) 104.1%	$1,710,470,345

	Other Assets and Liabilities, Net (4.1%)	(66,594,689)

	Total Net Assets 100.0%	$1,643,875,656

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 30, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	In bankruptcy. Interest is not being accrued.
e	All or a portion of the loan is unfunded.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $262,973,715 or 16.0% of total net assets.

h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	All or a portion of the security is insured or guaranteed.
k	Defaulted security. Interest is not being accrued.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of September 30, 2019:

Securities Lending Transactions

Long-Term Fixed Income	$6,922,002
Total lending	$6,922,002
Gross amount payable upon return of collateral for securities loaned	$7,159,707
Net amounts due to counterparty	$237,705

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Definitions:
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

Reference Rate Index:
H15T30Y		U. S. Treasury Yield Curve Rate Treasury
	-	Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	586,367	–	348,668	237,699
Capital Goods	2,023,858	–	2,023,858	–
Communications Services	5,118,964	–	4,446,495	672,469
Consumer Cyclical	2,627,501	–	2,032,542	594,959
Consumer Non-Cyclical	3,974,851	–	3,974,851	–
Energy	1,415,997	–	1,415,997	–
Financials	3,687,931	–	3,687,931	–
Technology	977,827	–	977,827	–
Long-Term Fixed Income
Asset-Backed Securities	17,751,331	–	17,751,331	–
Basic Materials	47,165,201	–	47,165,201	–
Capital Goods	53,031,264	–	53,031,264	–
Collateralized Mortgage Obligations	2,136,461	–	2,136,461	–
Communications Services	127,959,942	–	127,959,942	–
Consumer Cyclical	81,162,706	–	81,162,706	–
Consumer Non-Cyclical	200,649,496	–	200,649,496	–
Energy	138,020,814	–	138,020,814	–
Financials^	439,140,807	–	439,140,807	0
Foreign Government	13,000,957	–	13,000,957	–
Mortgage-Backed Securities	70,519,572	–	70,519,572	–
Technology	66,973,717	–	66,973,717	–
Transportation	23,707,901	–	23,707,901	–
U.S. Government & Agencies	106,513,568	–	106,513,568	–
Utilities	136,107,412	–	136,107,412	–
Registered Investment Companies
Unaffiliated	13,149,200	13,149,200	–	–
Preferred Stock
Financials	2,362,500	–	2,362,500	–
Common Stock
Financials^	0	–	–	0
Short-Term Investments	399,875	–	399,875	–
Subtotal Investments in Securities	$1,560,166,020	$13,149,200	$1,545,511,693	$1,505,127

Other Investments *	Total
Affiliated Short-Term Investments	143,144,618
Collateral Held for Securities Loaned	7,159,707
Subtotal Other Investments	$150,304,325

Total Investments at Value	$1,710,470,345

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2		Level 3
Asset Derivatives
Futures Contracts	223,962	223,962		–		–
Total Asset Derivatives	$223,962	$223,962		$–		$–
Liability Derivatives
Futures Contracts	277,486	277,486		–		–
Total Liability Derivatives	$277,486	$277,486		$–		$–

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

^   Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

The following table presents Income Portfolio’s futures contracts held as of September 30, 2019. Investments and/or cash totaling $399,875 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT U.S. Long Bond	206	December 2019	$33,713,861	($277,486)
Total Futures Long Contracts			$33,713,861	($277,486)
CBOT 5-Yr. U.S. Treasury Note	(437)	December 2019	($52,291,831)	$223,962
Total Futures Short Contracts			($52,291,831)	$223,962
Total Futures Contracts			($18,577,970)	($53,524)

Reference Description:
CBOT	-	Chicago Board of Trade

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$102,835	$318,664	$278,354	$143,145	14,314	8.7%
Total Affiliated Short-Term Investments	102,835			143,145		8.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	13,566	65,948	72,354	7,160	7,160	0.4
Total Collateral Held for Securities Loaned	13,566			7,160		0.4
Total Value	$116,401			$150,305

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$2,711
Total Income from Affiliated Investments				$2,711
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	28
Total Affiliated Income from Securities Loaned, Net				$28
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (84.0%)	Value

Australia (3.6%)
131,115	AGL Energy, Ltd.	$1,696,231
106,326	Altium, Ltd.	2,399,529
40,269	Ansell, Ltd.	745,436
193,457	Aristocrat Leisure, Ltd.	3,999,747
362,090	Australia and New Zealand Banking Group, Ltd.	6,955,636
789,764	Beach Energy, Ltd.	1,348,062
332,299	BHP Group, Ltd.	8,211,300
61,200	Breville Group, Ltd.	665,462
42,848	BWP Trust	114,283
335,942	Charter Hall Group	2,642,160
8,491	Collins Foods, Ltd.	57,407
75,161	Computershare, Ltd.	821,647
66,530	CSL, Ltd.	10,519,193
373,127	Evolution Mining, Ltd.	1,138,406
71,798	FlexiGroup, Ltd.	123,802
356,647	G8 Education, Ltd.	623,760
352,257	Genworth Mortgage Insurance Australia, Ltd.	809,004
202,862	Inghams Group, Ltd.	431,594
236,225	IPH, Ltd.	1,389,593
39,734	JB Hi-Fi, Ltd.	912,309
43,186	Jumbo Interactive, Ltd.	705,429
326,347	Metcash, Ltd.	658,942
162,151	NIB Holdings, Ltd.	799,543
21,504	Nick Scali, Ltd.	108,929
216,854	Northern Star Resources, Ltd.	1,611,661
768,504	Regis Resources, Ltd.	2,535,482
89,572	Rio Tinto, Ltd.	5,610,341
39,951	Sandfire Resources NL	177,091
658,051	Saracen Mineral Holdings, Ltd.[a]	1,529,191
46,870	Smartgroup Corporation, Ltd.	386,563
236,742	Super Retail Group, Ltd.	1,585,302
132,688	Tassal Group, Ltd.	383,618
226,814	Technology One, Ltd.	1,100,516
831,604	Vita Group, Ltd.	682,726
43,083	Wisetech Global, Ltd.	1,012,459

	Total	64,492,354

Austria (0.1%)
6,443	AMS AGa	287,497
9,971	EVN AG	175,408
45,139	UNIQA Insurance Group AG	407,669
1,506	Vienna Insurance Group AG	39,231
54,744	Wienerberger AG	1,332,647

	Total	2,242,452

Belgium (0.2%)
726	Akka Technologies	49,998
9,434	Barco NV	1,863,151
4,217	Gimv NV	254,554
9,730	KBC Ancora	432,217
14,603	SA D’Ieteren NV	791,557

	Total	3,391,477

Bermuda (0.1%)
184,000	Cafe de Coral Holdings, Ltd.	492,726
7,430	Golden Ocean Group, Ltd.	43,150
271,000	Shanghai Industrial Urban Development Group, Ltd.	34,208
874,000	Yuexiu Transport Infrastructure, Ltd.	755,235

	Total	1,325,319

Brazil (0.7%)
51,500	AES Tiete Energia SA	150,474
116,800	Banco ABC Brasil SA	504,312

Shares	Common Stock (84.0%)	Value

Brazil (0.7%) - continued
27,469	Banco Bradesco SA ADR	$223,598
10,600	Banco BTG Pactual SA	149,346
267,200	BR Malls Participacoes SA	931,835
13,935	Centrais Eletricas Brasileiras SA ADR	133,497
73,334	Companhia Energetica de Minas Gerais ADR	248,602
87,300	Companhia Energetica de Sao Paulo	598,606
3,771	Companhia Paranaense de Energia ADR	45,290
21,000	Cosan SA	269,339
55,507	Embraer SA ADR	957,496
29,200	GOL Linhas Aereas Inteligentes SAa	226,645
122,000	Iochpe-Maxion SA	560,532
248,216	Itau Unibanco Holding SA ADR	2,087,496
71,000	JBS SA	559,121
825,900	Metalurgica Gerdau SA	1,236,380
273,078	Petroleo Brasileiro SA	1,808,054
73,783	Petroleo Brasileiro SA ADR	1,067,640
24,400	Qualicorp Consultoria e Corretora de Seguros SA	182,107
59,300	Randon SA Implementos e Participacoes	137,298
15,500	Ser Educacional SAb	84,010
32,800	Tupy SA	141,701
32,210	Vale SA ADR[a]	370,415

	Total	12,673,794

Canada (4.6%)
117,881	Alaris Royalty Corporation	1,751,955
50,076	Allied Properties REIT	2,024,811
64,785	Bank of Montreal	4,771,650
185,090	CGI, Inc.[a]	14,635,641
985,944	CI Financial Corporation	14,385,249
72,068	Dream Global REIT	904,080
175,646	First Capital Realty, Inc.	2,925,997
114,010	Granite REIT	5,520,430
254,389	Laurentian Bank of Canada[c]	8,646,365
181,183	Manulife Financial Corporation	3,323,204
6,395	MTY Food Group, Inc.	306,029
238,325	Northland Power, Inc.	4,572,760
17,849	Northview Apartment REIT	388,277
68,616	RioCan REIT	1,366,260
18,688	TMX Group, Ltd.	1,612,851
253,328	Toronto-Dominion Bank	14,771,173

	Total	81,906,732

Cayman Islands (1.5%)
182,500	3SBio, Inc.[a,b]	301,802
57,763	Alibaba Group Holding, Ltd. ADR[a]	9,659,706
1,560	Autohome, Inc. ADR[a]	129,683
261,000	China Medical System Holdings, Ltd.	310,005
99,000	China Mengniu Dairy Company, Ltd.	370,584
525,334	China Resources Land, Ltd.	2,200,428
540,000	China SCE Group Holdings, Ltd.	248,857
135,000	China Shineway Pharmaceutical Group, Ltd.	117,808
290,000	Consun Pharmaceutical Group, Ltd.	160,155
7,947	Ctrip.com International, Ltd. ADR[a]	232,768
121,000	Fu Shou Yuan International Group, Ltd.	106,918
234,000	Goodbaby International Holdings, Ltd.[a]	35,239
208,500	Kingboard Holdings, Ltd.	552,383
139,000	Li Ning Company, Ltd.	398,794
95,500	Longfor Group Holdings, Ltd.[b]	356,671
34,500	NetDragon Websoft, Inc.	80,069

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (84.0%)	Value

Cayman Islands (1.5%) - continued
5,165	NetEase, Inc. ADR	$1,374,819
3,092,000	Shui On Land, Ltd.	615,508
232,724	Tencent Holdings, Ltd.	9,734,361
40,000	Tingyi (Cayman Islands) Holding Corporation	56,313
820,000	Value Partners Group, Ltd.	413,601
48,000	Wisdom Marine Lines Company, Ltd.	46,415

	Total	27,502,887

Chile (0.1%)
58,693	Banco Santander Chile SA ADR	1,643,404
82,162	CAP SA	715,152
969,784	Colbun SA	174,862

	Total	2,533,418

China (1.3%)
111,500	Anhui Conch Cement Company, Ltd.	661,679
9,739	Baidu.com, Inc. ADR[a]	1,000,780
2,881,000	Bank of China, Ltd.	1,129,846
1,450,000	China Cinda Asset Management Company, Ltd.	284,865
758,000	China CITIC Bank Corporation, Ltd.	404,138
1,035,000	China Coal Energy Company, Ltd.	421,310
2,283,000	China Construction Bank Corporation	1,739,553
440,000	China Everbright Bank Company, Ltd.	187,436
64,400	China International Capital Corporation, Ltd.[b]	124,993
354,000	China National Building Material Company, Ltd.	317,514
83,600	China Pacific Insurance (Group) Company, Ltd.	306,752
3,788	China Petroleum & Chemical Corporation ADR	222,356
97,872	China Resources Sanjiu Medical and Pharmaceutical Company, Ltd.	399,333
3,460,000	China Telecom Corporation, Ltd.	1,575,543
647,000	CNOOC, Ltd.	990,641
159,800	Guangzhou Haige Communications Group, Inc. Company	219,313
2,277,000	Industrial and Commercial Bank of China, Ltd.	1,525,443
375,449	Inner Mongolia Eerduosi Resources Company, Ltd.	416,664
21,755	JD.com, Inc. ADR[a]	613,709
158,000	Jiangxi Copper Company, Ltd.	182,984
6,792	Kweichow Moutai Company, Ltd.	1,094,999
108,633	Midea Group Company, Ltd.	778,830
3,778	New Oriental Education & Technology Group, Inc. ADR[a]	418,451
430,278	Ping An Insurance Company of China, Ltd.	4,945,493
288,000	Shandong Weigao Group Medical Polymer Company, Ltd.	296,583
124,600	Shanghai Pharmaceuticals Holding Company, Ltd.	225,670
69,200	Sinopharm Group Company, Ltd.	216,317
141,000	Tong Ren Tang Technologies Company, Ltd.	128,151
54,000	Tsingtao Brewery Company, Ltd.	325,803
1,053,100	Xiamen C&D, Inc.	1,285,182

	Total	22,440,331

Colombia (<0.1%)
5,036	Bancolombia SA ADR	249,030

	Total	249,030

Shares	Common Stock (84.0%)	Value

Denmark (2.5%)
27,448	Coloplast AS	$3,302,430
80,173	DSV AS	7,620,449
2,418	FLSmidth & Company AS	105,186
111,953	GN Store Nord AS	4,538,182
355,973	Novo Nordisk AS	18,395,326
7,014	Per Aarsleff Holding AS	226,948
11,069	Royal Unibrew AS	911,975
23,255	Scandinavian Tobacco Group ASb	272,102
26,247	SimCorp AS	2,305,237
147,929	Topdanmark AS	7,140,862

	Total	44,818,697

Faroe Islands (<0.1%)
1,343	Bakkafrost PF	79,371

	Total	79,371

Finland (0.7%)
8,208	Adapteo Oyj[a]	93,870
17,931	Cramo Oyj	191,922
36,260	Finnair Oyj	253,454
27,164	Raisio Oyj	96,520
32,791	Rovio Entertainment Oyj[b]	146,288
16,380	Tokmanni Group Corporation	182,105
286,903	UPM-Kymmene Oyj	8,471,884
27,174	Uponor Oyj	288,897
144,899	Valmet Oyj	2,810,943

	Total	12,535,883

France (4.3%)
178,843	Air France-KLM[a]	1,871,387
183,233	AXA SA	4,678,649
12,759	Beneteau SA	134,123
23,398	Capgemini SA	2,755,151
228,584	CNP Assurances	4,417,314
56,130	Coface SA	637,486
75,847	Derichebourg	264,793
13,111	Gaztransport Et Technigaz SA	1,297,185
4,518	Hermes International	3,120,499
5,885	Ipsos SA	167,642
8,370	Jacquet Metal Service[c]	141,410
12,149	Kaufman & Broad SA	483,909
13,307	Kering SA	6,781,069
227,217	Klepierre SA	7,716,423
7,286	Lagardere SCA	161,144
187,638	Legrand SA	13,391,758
26,538	LVMH Moet Hennessy Louis Vuitton SE	10,529,250
5,653	Maisons du Monde SAb	89,287
31,183	Metropole Television SA	511,360
21,738	Quadient SAS	449,941
163,528	Schneider Electric SE	14,299,282
22,319	Vinci SA	2,404,191

	Total	76,303,253

Germany (3.8%)
52,529	Aareal Bank AG	1,596,591
20,920	Adidas AG	6,513,344
15,492	ADVA Optical Networking SEa	107,730
73,419	Allianz SE	17,089,945
56,434	Alstria Office REIT AG	968,175
7,375	Amadeus Fire AG	815,748
56,050	Borussia Dortmund GmbH & Company KGaA	563,878
15,535	CANCOM SE	836,958
877	Cewe Stiftung & Company KGaA	73,668
23,039	CompuGroup Medical SE	1,386,152

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (84.0%)	Value

Germany (3.8%) - continued
72,129	Deutsche Boerse AG	$11,249,211
9,600	Deutsche EuroShop AG	270,786
583,620	Deutsche Pfandbriefbank AGb	7,115,424
93,308	Deutz AG	540,964
67,905	Dialog Semiconductor plc[a]	3,216,051
121,749	Evotec SEa	2,707,986
31,314	Gerresheimer AG	2,245,214
4,158	Isra Vision AG	174,484
26,079	Jungheinrich AG	562,390
21,003	Nemetschek SE	1,070,190
800	New Work SE	217,991
144,232	ProSiebenSat.1 Media AG	1,987,087
10,757	Rheinmetall AG	1,360,688
18,060	Siltronic AG	1,372,014
26,128	Software AG	717,338
1,229	STO SE & Company	128,463
57,868	TAG Immobilien AG	1,320,585
24,471	Takkt AG	324,335
37,581	TLG Immobilien AG	1,021,991

	Total	67,555,381

Greece (<0.1%)
13,877	LAMDA Development SAa	117,999
69,796	Mytilineos SA	728,930

	Total	846,929

Guernsey (<0.1%)
44,292	Regional REIT, Ltd.[b]	56,180

	Total	56,180

Hong Kong (0.8%)
270,624	China Mobile, Ltd.	2,241,782
233,500	China Resources Pharmaceutical Group, Ltd.[b]	218,447
412,000	China Traditional Medicine Holdings Company, Ltd.	189,027
54,443	China Unicom (Hong Kong), Ltd. ADR	571,107
753,000	CITIC Telecom International Holdings, Ltd.	273,666
1,960,000	CITIC, Ltd.	2,474,123
210,000	CSPC Pharmaceutical Group, Ltd.	421,433
367,000	Far East Horizon, Ltd.	340,844
186,000	Fosun International, Ltd.	230,223
718,000	Haitong International Securities Group, Ltd.	203,511
597,778	Hang Lung Group, Ltd.	1,489,574
84,000	Hang Lung Properties, Ltd.	190,637
32,500	Hengan International Group Company, Ltd.	212,961
6,231	Hong Kong Exchanges & Clearing, Ltd.	182,631
751,000	Kerry Properties, Ltd.	2,312,410
463,000	Melco International Development, Ltd.	1,099,923
74,000	Road King Infrastructure, Ltd.	125,003
271,000	Shanghai Industrial Holdings, Ltd.	504,904
174,000	Shun Tak Holdings, Ltd.	69,182
289,000	Sun Hung Kai & Company, Ltd.	125,054
75,000	Sunlight Real Estate Investment Trust	50,128
128,000	Weichai Power Company, Ltd.	184,656
1,062,000	Yuexiu Property Company, Ltd.	230,404

	Total	13,941,630

India (0.9%)
386,562	Coal India, Ltd.	1,091,345
38,994	Container Corporation of India, Ltd.	333,047

Shares	Common Stock (84.0%)	Value

India (0.9%) - continued
11,784	Divi’s Laboratories, Ltd.	$277,268
2,928	Dr. Lal PathLabs, Ltd.[b]	57,556
7,924	Dr. Reddy’s Laboratories, Ltd. ADR	300,241
22,723	Greaves Cotton, Ltd.	46,884
52,124	HCL Technologies, Ltd.	794,929
40,862	Heidelberg Cement India, Ltd.	108,644
21,060	Hero Motocorp, Ltd.	804,538
31,446	Hindustan Unilever, Ltd.	879,892
126,682	Housing Development Finance Corporation	3,535,983
60,407	Infosys, Ltd. ADR	686,828
23,474	Just Dial, Ltd.[a]	228,776
118,826	LIC Housing Finance, Ltd.	632,127
15,944	PVR, Ltd.	414,991
25,784	Reliance Industries, Ltd.	485,476
40,980	Syngene International, Ltd.[b]	179,645
75,938	Tata Consultancy Services, Ltd.	2,249,462
80,448	Tata Elxsi, Ltd.	769,205
60,168	Tech Mahindra, Ltd.	607,005
219,170	Wipro, Ltd. ADR	799,970

	Total	15,283,812

Indonesia (0.3%)
3,942,456	Astra International Tbk PT	1,833,002
1,121,578	PT Bank Central Asia Tbk	2,397,899
569,600	PT Industri Jamu Dan Farmasi Sido Muncul Tbk	49,357
2,063,100	PT Mitra Adiperkasa Tbk	149,636

	Total	4,429,894

Ireland (0.1%)
65,699	C & C Group plc	297,177
112,817	Glanbia plc	1,401,805
19,359	Greencore Group plc	53,666
11,400	UDG Healthcare plc	105,131

	Total	1,857,779

Israel (1.6%)
26,684	AudioCodes, Ltd.[c]	504,594
1,070,770	Bank Leumi Le-Israel BM	7,623,698
120,429	First International Bank of Israel, Ltd.	3,205,748
3,580,549	Israel Discount Bank, Ltd.	15,737,194
842	Paz Oil Company, Ltd.	123,418
149,925	Plus500, Ltd.	1,406,878

	Total	28,601,530

Italy (2.0%)
610,323	A2A SPA	1,120,049
17,808	Acea SPA	355,532
29,731	Amplifon SPA	729,414
39,358	ASTM SPA	1,258,639
17,266	Azimut Holding SPA	324,024
77,218	Banca Generali SPA	2,381,474
2,288	Banca IFIS SPA	38,137
32,676	Banca Popolare Di Sondrio SCRL	59,808
3,277	Biesse SPA	37,923
11,580	Buzzi Unicem SPA	265,546
26,102	De’Longhi SPA	492,167
14,703	DiaSorin SPA	1,709,938
135,550	Enav SPA[b]	765,310
505,840	Eni SPA	7,731,674
419,836	Iren SPA	1,224,543
13,206	La Doria SPA	129,689
955,793	Piaggio & C. SPA	2,827,347
329,174	Recordati SPA	14,117,923
3,845	Reply SPA	225,729

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (84.0%)	Value

Italy (2.0%) - continued
202,190	Saras SPA	$345,805
41,656	Unipol Gruppo SPA	221,808

	Total	36,362,479

Japan (20.7%)
23,700	Adeka Corporation	295,684
436	AEON REIT Investment Corporation	600,420
75,800	Aichi Corporation	485,871
30,200	Aida Engineering, Ltd.	245,780
14,800	Aisan Industry Company, Ltd.	126,319
39,000	AOKI Holdings, Inc.	376,128
79,200	Aoyama Trading Company, Ltd.	1,382,293
19,900	Arcland Sakamoto Company, Ltd.	232,179
16,500	Arcs Company, Ltd.	346,937
5,300	Argo Graphics, Inc.	127,912
6,800	ARUHI Corporation	152,267
12,000	BayCurrent Consulting, Inc.	531,282
65,400	Benesse Holdings, Inc.	1,703,678
49,500	Broadleaf Company, Ltd.	267,822
35,000	Bunka Shutter Company, Ltd.	300,348
36,600	Canon Electronics, Inc.	623,182
182,156	Canon, Inc.	4,871,248
47,700	Capcom Company, Ltd.	1,269,564
7,200	Cawachi, Ltd.	139,136
5,300	Central Glass Company, Ltd.	111,874
88,000	Chiyoda Company, Ltd.	1,382,284
8,000	Chiyoda Integre Company, Ltd.	158,694
20,200	Chugoku Marine Paints, Ltd.	166,070
599,426	Citizen Watch Company, Ltd.	2,940,767
7,200	Cocokara Fine, Inc.	388,975
15,800	Computer Engineering & Consulting, Ltd.	297,278
12,000	Cosel Company, Ltd.	114,335
28,900	Cosmo Energy Holdings Company, Ltd.	598,455
2,900	COSMOS Pharmaceutical Corporation	568,198
123,272	Daido Steel Company, Ltd.	4,869,186
6,600	Daiichi Jitsugyo Company, Ltd.	190,242
29,300	Daiichikosho Company, Ltd.	1,356,419
53,300	Daito Trust Construction Company, Ltd.	6,826,582
30,800	DCM Holdings Company, Ltd.	302,565
145,600	Dena Company, Ltd.	2,574,057
186,400	Denso Corporation	8,236,533
11,700	DOWA Holdings Company, Ltd.	401,761
122,022	DTS Corporation	2,551,130
35,500	EDION Corporation	343,147
14,400	EPS Holdings, Inc.	171,559
27,600	ES-CON JAPAN, Ltd.	210,931
133,000	Exedy Corporation	2,607,791
112,000	F@N Communications, Inc.	560,225
21,000	Fancl Corporation	560,860
20,300	Financial Products Group Company, Ltd.	203,429
7,500	Foster Electric Company, Ltd.	127,644
11	Frontier Real Estate Investment Corporation	46,876
18,300	Fuji Oil Holdings, Inc.	532,281
1,600	Fuji Soft, Inc.	67,964
2,500	Fujibo Holdings, Inc.	69,745
6,800	Fuyo General Lease Company, Ltd.	410,036
27,200	Geo Holdings Corporation	323,765
66,500	Glory, Ltd.	1,869,085
24,700	Goldcrest Company, Ltd.	485,415
4,200	GOLDWIN, Inc.	360,980
125,700	Gree, Inc.	573,441

Shares	Common Stock (84.0%)	Value

Japan (20.7%) - continued
310,021	GS Yuasa Corporation	$5,384,517
21,500	H2O Retailing Corporation	236,162
63,400	Hachijuni Bank, Ltd.	259,740
167	Hankyu REIT, Inc.	249,359
94,500	Hanwa Company, Ltd.	2,594,570
35,400	Hazama Ando Corporation	264,216
24,800	Heiwa Corporation	511,533
985	Heiwa Real Estate REIT, Inc.	1,268,104
510,133	Hino Motors, Ltd.	4,227,507
29,300	Hitachi Capital Corporation	597,992
18,200	Hogy Medical Company, Ltd.	522,917
83,900	Hokuetsu Corporation	421,591
2,700	Hokuhoku Financial Group, Inc.	26,249
162,000	Honda Motor Company, Ltd.	4,241,880
54,100	IBIDEN Company, Ltd.	1,092,042
1,776	Ichigo Real Estate Investment Corporation	1,847,861
33,300	Iida Group Holdings Company, Ltd.	543,701
25,200	INES Corporation	273,205
2,700	Information Services International- Dentsu, Ltd.	84,558
126,000	Isuzu Motors, Ltd.	1,395,752
4,900	Izumi Company, Ltd.	192,184
8,200	JAFCO Company, Ltd.	311,804
32,000	Japan Aviation Electronics Industry, Ltd.	457,024
1,118	Japan Excellent, Inc.	1,825,183
536	Japan Logistics Fund, Inc.	1,325,562
5,300	Japan Petroleum Exploration Company, Ltd.	134,838
875	Japan Rental Housing Investments, Inc.	805,254
868,200	Japan Tobacco, Inc.	19,021,951
291,257	JSR Corporation	4,689,459
266,600	JVCKENWOOD Corporation	789,721
576,920	JXTG Holdings, Inc.	2,637,070
17,900	Kadokawa Dwango Corporation	251,229
12,500	Kanamoto Company, Ltd.	311,919
479,911	Kandenko Company, Ltd.	4,305,295
9,600	Kanematsu Corporation	108,440
5,100	Kanematsu Electronics, Ltd.	145,884
2,300	Kawasaki Kisen Kaisha, Ltd.[a]	26,947
12,900	Keihin Corporation	190,543
143	Kenedix Retail REIT Corporation	358,266
78,800	Kewpie Corporation	1,845,642
11,800	Kintetsu World Express, Inc.	166,929
40,000	KITZ Corporation	267,890
6,900	Kohnan Shoji Company, Ltd.	152,760
55,100	Kokuyo Company, Ltd.	772,539
85,200	Komatsu, Ltd.	1,964,694
14,400	KOMEDA Holdings Company, Ltd.	268,901
73,800	Konoike Transport Company, Ltd.	1,094,875
167,800	K’s Holdings Corporation	1,827,513
15,900	Kureha Corporation	951,569
16,800	Kyokuto Kaihatsu Kogyo Company, Ltd.	202,961
55,700	KYORIN Holdings, Inc.	924,661
89,600	Lintec Corporation	1,783,631
1,100	M&A Capital Partners Corporation, Ltd.[a]	66,154
17,000	Macnica Fuji Electronics Holdings, Inc.	219,724
113,100	Maeda Corporation	991,831
26,500	Makino Milling Machine Company, Ltd.	1,161,588
26,200	Mandom Corporation	652,517

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (84.0%)	Value

Japan (20.7%) - continued
1,564,900	Marubeni Corporation	$10,436,269
38,168	Maruichi Steel Tube, Ltd.	1,013,724
24,100	Matsumotokiyoshi Holdings Company, Ltd.	884,390
609	MCUBS MidCity Investment Corporation	669,414
600	MegaChips Corporation	9,264
16,200	Meiko Network Japan Company, Ltd.	132,021
1,800	Mimasu Semiconductor Industry Company, Ltd.	29,138
20,900	Ministop Company, Ltd.	269,320
21,100	Miraca Holdings, Inc.	482,649
314,500	Mitsubishi Corporation	7,743,907
63,400	Mitsubishi Gas Chemical Company, Inc.	852,724
5,800	Mitsubishi Research Institute, Inc.	193,165
12,600	Mitsubishi Shokuhin Company, Ltd.	316,797
54,400	Mitsubishi Tanabe Pharma Corporation	599,505
902,200	Mitsui & Company, Ltd.	14,819,913
39,400	Mitsui Engineering & Shipbuilding Company, Ltd.[a]	348,030
87,000	Mitsui Mining and Smelting Company, Ltd.	2,076,914
7,700	Mitsui Sugar Company, Ltd.	159,268
10,100	Morinaga and Company, Ltd.	491,630
93,200	NEC Networks & System Integration Corporation	2,538,154
48,800	Net One Systems Company, Ltd.	1,323,876
10,000	Nextage Company, Ltd.	107,608
434,800	NHK Spring Company, Ltd.	3,335,508
3,500	Nichiha Corporation	95,881
51,900	Nichi-Iko Pharmaceutical Company, Ltd.	579,683
111,200	Nichirei Corporation	2,540,747
9,700	Nihon Chouzai Company, Ltd.	333,715
26,300	Nihon M&A Center, Inc.	743,945
23,200	Nihon Unisys, Ltd.	749,892
18,800	Nikkon Holdings Company, Ltd.	430,197
24,200	Nippon Flour Mills Company, Ltd.	379,371
1,372,000	Nippon Light Metal Holdings Company, Ltd.	2,476,860
101	Nippon REIT Investment Corporation	421,746
6,200	Nippon Shokubai Company, Ltd.	353,973
817,996	Nippon Steel Corporation	11,462,037
26,300	Nippon Steel Trading Corporation	1,031,397
26,300	Nipro Corporation	296,189
81,922	Nishimatsu Construction Company, Ltd.	1,531,285
15,800	Nishi-Nippon Financial Holdings, Inc.	111,382
9,600	Nishio Rent All Company, Ltd.	247,145
2,792,705	Nissan Motor Company, Ltd.	17,435,850
27,500	Nisshin Oillio Group, Ltd.	865,309
19,700	Nisshinbo Holdings, Inc.	154,170
1,600	Nitto Kogyo Corporation	30,422
12,700	Nojima Corporation	214,098
21,000	Nomura Company, Ltd.	265,647
3,500	Noritake Company, Ltd.	129,598
26,700	North Pacific Bank, Ltd.	56,910
22,000	NS Solutions Corporation	722,080
19,700	NSD Company, Ltd.	567,895
437,600	NSK, Ltd.	3,708,690
8,400	OBIC Business Consultants Company, Ltd.	342,258
1,300	Ohsho Food Service Corporation	84,185
11,350	Okinawa Electric Power Company, Inc.	178,780

Shares	Common Stock (84.0%)	Value

Japan (20.7%) - continued
18,200	Okuma Corporation	$992,676
76	One REIT, Inc.	223,200
693,900	Onward Holdings Company, Ltd.	3,615,216
88,200	ORIX Corporation	1,319,384
111,700	Otsuka Corporation	4,470,406
24,700	OUTSOURCING Inc.	236,603
12,800	Paramount Bed Holdings Company, Ltd.	467,687
232,402	Park24 Company, Ltd.	5,398,939
1,333	Premier Investment Corporation	1,957,016
32,500	Pressance Corporation	526,112
215,697	Relia, Inc.	2,696,188
44,000	Rengo Company, Ltd.	317,984
82,500	Rinnai Corporation	5,559,060
60,600	Riso Kyoiku Corporation, Ltd.	247,263
97,300	Round One Corporation	1,459,126
57,300	Ryoyo Electro Corporation	982,899
9,700	Saint Marc Holdings Company, Ltd.	213,861
68,000	Samty Corporation, Ltd.	1,189,763
90,600	Sanyo Special Steel Company, Ltd.	1,214,624
11,900	Sato Holdings Corporation	322,677
27,200	Sawai Pharmaceutical Company, Ltd.	1,407,228
10,100	SBS Holdings, Inc.	147,023
31,500	SCSK Corporation	1,482,389
45,100	Seiko Holdings Corporation	1,000,730
68,600	Seino Holdings Company, Ltd.	861,208
1,662	Sekisui House REIT, Inc.	1,490,953
3,600	Seria Company, Ltd.	87,602
17,800	SHIMAMURA Company, Ltd.	1,414,164
72,300	Shinko Electric Industries Company, Ltd.	620,481
15,300	Ship Healthcare Holdings, Inc.	652,304
82,300	SKY Perfect JSAT Holdings, Inc.	333,819
1,979,500	Sojitz Corporation	6,157,982
4,200	Square ENIX Holdings Company, Ltd.	204,177
45	Star Asia Investment Corporation	48,578
7,000	Starts Corporation, Inc.	171,374
172,300	Sugi Holdings Company, Ltd.	9,350,785
420,600	Sumitomo Corporation	6,584,687
1,143,300	Sumitomo Electric Industries, Ltd.	14,590,143
15,800	Sumitomo Forestry Company, Ltd.	210,968
484,500	Sumitomo Rubber Industries, Ltd.	5,769,414
36,900	Sumitomo Warehouse Company, Ltd.	488,220
443,302	Sundrug Company, Ltd.	13,987,671
2,100	Systena Corporation	31,307
800	T. Hasegawa Company, Ltd.	14,834
23,500	Taiho Kogyo Company, Ltd.	167,997
25,700	Takara Holdings, Inc.	255,300
146,600	Takara Leben Company, Ltd.	568,532
49,500	Takuma Company, Ltd.	563,217
34,600	TANSEISHA Company, Ltd.	389,016
56,400	TIS, Inc.	3,258,692
3,600	TKC Corporation	156,517
14,000	Toa Corporation	169,670
48,000	Toho Holdings Company, Ltd.	1,115,253
98,600	Tokyo Dome Corporation	950,583
175,700	Tokyo Seimitsu Company, Ltd.	5,210,153
127,000	Tokyo Tatemono Company, Ltd.	1,792,563
13,300	Tokyotokeiba Company, Ltd.	404,689
72,500	Tosei Corporation	858,774
35,000	Towa Pharmaceutical Company, Ltd.	814,267
18,500	Toyo Tanso Company, Ltd.	400,621
37,700	Toyoda Gosei Company, Ltd.	758,953
6,400	Transcosmos, Inc.	154,671
54,559	Trend Micro, Inc.	2,607,290
90,100	Tsubakimoto Chain Company	2,900,090

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (84.0%)	Value

Japan (20.7%) - continued
369,600	TV Asahi Holdings Corporation	$5,834,653
15,900	Ube Industries, Ltd.	323,012
46,300	United Arrows, Ltd.	1,355,559
19,100	Universal Entertainment Corporation	619,713
30,300	Vision, Inc.[a]	439,571
14,000	Wacoal Holdings Corporation	361,464
48,100	Wakita & Company, Ltd.	475,220
19,100	Yellow Hat, Ltd.	282,721
21,300	Yokohama Reito Company, Ltd.	204,713
26,400	Zenrin Company, Ltd.	448,749

	Total	368,622,510

Jersey (0.2%)
638,197	boohoo group plc[a]	2,079,287
605,631	Man Group plc	1,300,235
15,278	Sanne Group PLC	102,002

	Total	3,481,524

Luxembourg (<0.1%)
177,065	B&M European Value Retail SA	825,596

	Total	825,596

Malaysia (0.2%)
11,800	AEON Credit Service (M) Berhad	41,090
771,500	Bermaz Auto Berhad	420,114
2,355,900	Bumi Armada Berhad[a]	182,768
455,400	Digi.Com Berhad	516,497
390,068	Public Bank Berhad	1,870,047

	Total	3,030,516

Mexico (0.2%)
488,000	Corporacion Inmobiliaria Vesta, SAB de CV	748,791
16,072	Fomento Economico Mexicano SAB de CV ADR	1,471,874
95,733	Grupo Financiero Banorte SAB de CV ADR	515,970
350,800	Wal-Mart de Mexico, SAB de CV	1,039,743

	Total	3,776,378

Netherlands (4.5%)
116,342	Aalberts NV	4,607,270
57,865	ASM International NV	5,323,714
44,112	ASML Holding NV	10,940,407
81,034	ASR Nederland NV	2,990,131
71,557	BE Semiconductor Industries NV	2,238,403
98,969	Euronext NVb	8,103,703
7,007	Ferrari NV	1,081,275
2,711	Flow Traders[b]	70,976
46,989	Intertrust NVb	919,225
39,272	Koninklijke DSM NV	4,727,653
249,076	Koninklijke Philips NV	11,509,611
14,596	Koninklijke VolkerWessels NV	258,362
3,713	NSI NV	160,464
509,035	Signify NVb	13,989,654
108,679	TomTom NV	1,218,635
195,259	Unilever NV	11,724,838
4,815	Vastned Retail NV	143,799
5,737	Wereldhave NVc	127,515

	Total	80,135,635

New Zealand (0.2%)
134,981	Air New Zealand, Ltd.	236,770
370,868	Contact Energy, Ltd.	1,983,525

Shares	Common Stock (84.0%)	Value

New Zealand (0.2%) - continued
416,884	Z Energy, Ltd.	$1,462,565

	Total	3,682,860

Norway (1.2%)
11,082	Atea ASA	142,520
73,006	Austevoll Seafood ASA	693,299
615,873	DnB ASA	10,856,600
393,546	Elkem ASA[b]	958,994
225,185	Entra ASA[b]	3,531,832
219,045	Europris ASA	605,764
53,302	Grieg Seafood ASA	652,456
183,504	Leroy Seafood Group ASA	1,116,301
51,542	SalMar ASA	2,262,819
9,770	SpareBank 1 Nord-Norge	72,950
27,541	SpareBank 1 SMN	298,328
11,694	Storebrand ASA	73,927
33,858	TGS Nopec Geophysical Company ASA	856,986
11,329	Veidekke ASA	127,209

	Total	22,249,985

Panama (<0.1%)
36,985	Avianca Holdings SA ADR	134,625

	Total	134,625

Philippines (<0.1%)
286,540	Bank of the Philippine Islands	514,260
31,630	Manila Electric Company	225,653

	Total	739,913

Poland (<0.1%)
20,404	Asseco Poland SA	259,919
88,781	Enea SAa	190,396
19,134	KGHM Polska Miedz SAa	381,914

	Total	832,229

Portugal (<0.1%)
6,184,256	Banco Espirito Santo SAa,d,e	674
103,931	NOS SGPS SA	567,435
78,972	Sonae	73,531

	Total	641,640

Russia (0.7%)
233,607	Gazprom OAO ADR	1,611,888
35,993	Lukoil ADR	2,973,104
111,330	M.Video PJSC[a]	724,405
1,530,470	Moscow Exchange MICEX-RTS PJSC	2,235,670
18,032	Novolipetsk Steel OJSC GDR	395,254
266	PAO Transneft	614,398
102,536	Sberbank of Russia PJSC	359,203
222,879	Surgutneftegas ADR	1,192,403
2,531,000	Surgutneftegas PJSC	1,461,228

	Total	11,567,553

Singapore (0.5%)
144,300	China Aviation Oil (Singapore) Corporation, Ltd.	121,139
4,256	China Yuchai International, Ltd.	55,115
431,300	DBS Group Holdings, Ltd.	7,802,698
144,900	Frasers Commercial Trust	168,787
310,100	Yanlord Land Group, Ltd.	262,803

	Total	8,410,542

South Africa (0.5%)
115,033	Absa Group, Ltd.	1,161,821
15,677	Adcock Ingram Holdings, Ltd.	58,743
54,652	AECI, Ltd.	346,280

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (84.0%)	Value

South Africa (0.5%) - continued
5,366	AngloGold Ashanti, Ltd. ADR	$98,037
57,693	Barloworld, Ltd.	439,553
177,311	DataTec, Ltd.	390,915
48,666	Emira Property Fund, Ltd.	39,588
178,369	FirstRand, Ltd.	732,842
27,798	Foschini Group, Ltd.	300,287
82,478	Harmony Gold Mining Company, Ltd. ADR[a]	234,237
16,564	Impala Platinum Holdings, Ltd.[a]	104,231
240,830	Investec, Ltd.	1,269,744
514,166	Momentum Metropolitan Holdings	633,159
58,199	Motus Holdings, Ltd.	264,255
44,026	MultiChoice Group, Ltd.[a]	342,736
16,385	Naspers, Ltd.	2,480,840

	Total	8,897,268

South Korea (1.1%)
2,637	AK holdings, Inc.	69,340
3,041	Binggrae Company, Ltd.	148,218
2,649	Celltrion, Inc.[a]	362,394
29,034	Cheil Worldwide, Inc.	601,967
6,579	CJ CGV Corporation, Ltd.	183,472
33,373	Dongkuk Steel Mill Corporation , Ltd.[a]	181,103
85,711	Doosan Heavy Construction Corporation, Ltd.[a]	487,148
37,373	Doosan Infracore Corporation , Ltd.[a]	196,661
442	Green Cross Corporation	41,912
1,318	GS Home Shopping, Inc.	170,841
3,134	Handsome Corporation	76,446
19,831	Hanwha Corporation	418,127
24,108	Hanwha Investment & Securities Corporation, Ltd.[a]	42,475
7,925	Huchems Fine Chemical Corporation	141,779
5,260	Hyundai Motor Company	588,936
8,333	Hyundai Steel Company	270,723
3,824	Hyundai Wia Corporation	162,847
2,272	Innocean Worldwide, Inc.	126,502
65,180	JB Financial Group Corporation, Ltd.	306,197
1,948	Kakao Corporation	220,543
3,729	KEPCO Plant Service & Engineering Company, Ltd.	107,698
29,451	Kia Motors Corporation	1,122,882
4,197	Korea Zinc Company, Ltd.	1,570,944
261	LG Household & Health Care, Ltd.	284,861
33,199	LG International Corporation	475,828
6,926	LS Corporation	274,491
2,928	NAVER Corporation	384,052
9,655	Nexen Tire Corporation	72,914
45,773	NH Investment & Securities Company, Ltd.	485,425
9,443	Poongsan Corporation	175,837
1,720	POSCO	326,040
22,023	Samsung Card Corporation, Ltd.	646,748
152,743	Samsung Electronics Company, Ltd.	6,253,918
12,183	Samsung Securities Corporation, Ltd.	359,457
4,480	SeAH Besteel Corporation	61,390
24,198	Seegene, Inc.[a]	413,206
18,029	Shinhan Financial Group Company, Ltd.	629,987
11,872	SK Hynix, Inc.	815,373
3,301	Soulbrain Company, Ltd.	201,380
23,065	Sungwoo Hitech Corporation, Ltd.	73,699
431	Taekwang Industrial Corporation, Ltd.	407,165
27,955	Woori Financial Group, Inc.	290,588

Shares	Common Stock (84.0%)	Value

South Korea (1.1%) - continued
87	YoungPoong Corporation	$44,184

	Total	20,275,698

Spain (2.1%)
96,105	ACS Actividades de Construccion y Servicios, SA	3,839,982
80,587	Amadeus IT Holding SA	5,774,207
64,652	Applus Services SA	838,464
559,492	Banco Bilbao Vizcaya Argentaria SA	2,912,437
373,963	Bankinter SA	2,359,825
197,452	CIA De Distribucion Integral	3,847,379
6,609	Construcciones y Auxiliar de Ferrocarriles SA	300,026
217,050	Enagas SA	5,017,454
28,492	Global Dominion Access SAa,b	114,618
117,397	Grifols SA	3,460,654
33,555	Lar Espana Real Estate SOCIMI SA	281,981
8,997	Let’s GOWEX SAa,d,e	1
634,270	Mediaset Espana Comunicacion SAc	4,088,415
266,271	Merlin Properties Socimi SA	3,717,511
31,005	Neinor Homes SAa,b	416,959

	Total	36,969,913

Sweden (2.0%)
25,873	AAK AB	501,450
241,137	AB Industrivarden	5,275,124
90,324	Arjo AB	342,204
6,331	Axfood AB	134,416
32,962	Betsson AB	159,531
50,088	Bilia AB	397,558
2,475	BioGaia AB	108,692
41,100	Biotage AB	427,040
26,219	Bure Equity AB	383,034
172,750	Castellum AB	3,698,403
596,374	Cloetta AB	1,710,746
35,758	Dios Fastigheter AB	311,923
11,664	Dustin Group ABb	93,252
3,471	Evolution Gaming Group ABb	68,211
13,143	Fortnox AB	220,562
88,732	Getinge AB	1,240,299
85,451	Granges AB	872,034
145,155	Hemfosa Fastigheter AB	1,469,761
386,094	Kungsleden AB	3,505,513
9,621	Lifco AB	453,479
48,051	Lindab International AB	489,704
4,755	Loomis AB	166,970
62,336	Micronic Mydata AB	771,169
187,840	NetEnt AB	579,126
92,437	Nobia AB	535,907
381,215	Nobina ABb	2,382,433
28,504	Nolato AB	1,520,892
61,377	Resurs Holding ABb	363,664
110,231	Skandinaviska Enskilda Banken AB	1,012,880
225,066	SKF AB	3,716,548
8,166	SkiStar AB	104,356
15,117	Svenska Cellulosa AB SCA	134,706
20,650	SWECO AB	586,326
15,113	Vitrolife AB	247,057
73,786	Wihlborgs Fastigheter AB	1,199,056

	Total	35,184,026

Switzerland (7.3%)
55,660	Baloise Holding AG	9,972,867
5,239	Bucher Industries AG	1,638,857
14,352	DKSH Holding AG	716,415
1,232	dorma+kaba Holding AG	794,578

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (84.0%)	Value

Switzerland (7.3%) - continued
30,163	Ferrexpo plc	$59,787
12,665	Flughafen Zuerich AG	2,344,291
116	Forbo Holding AG	172,270
34,700	Galenica AGb	1,993,027
17,492	Helvetia Holding AG	2,414,187
10,812	Huber & Suhner AG	696,253
75	Inficon Holding AG	48,629
2,858	Kardex AG	394,624
13,170	Landis+Gyr Group AG	1,180,502
79,477	Logitech International SA	3,229,740
214,540	Nestle SA	23,267,837
302,240	Novartis AG	26,230,500
22,132	OC Oerlikon Corporation AG	222,180
31,910	PSP Swiss Property AG	4,051,357
114,406	Roche Holding AG	33,310,990
12,078	Roche Holding AG-BR	3,496,232
1,408	Siegfried Holding AG	554,118
38,069	Sonova Holding AG	8,857,926
3,706	Straumann Holding AG	3,031,319
7,032	Tecan Group AG	1,680,802

	Total	130,359,288

Taiwan (1.6%)
28,000	A-DATA Technology Company, Ltd.	45,355
112,000	Ardentec Corporation	100,592
160,000	Capital Securities Corporation	45,447
111,000	Cheng Uei Precision Industry Company, Ltd.	124,469
296,000	Chicony Electronics Company, Ltd.	871,913
2,084,000	China Development Financial Holding Corporation	620,692
434,520	China Man-Made Fiber Corporation	114,200
497,000	China Steel Corporation	368,406
170,000	Coretronic Corporation	204,175
142,000	Delta Electronics, Inc.	606,682
440,000	Far Eastern Department Stores, Ltd.	338,939
42,000	Feng Hsin Iron & Steel Company, Ltd.	69,572
18,000	Formosa International Hotels Corporation	91,695
368,000	Formosa Plastics Corporation	1,121,037
503,000	Fubon Financial Holding Company, Ltd.	722,166
236,000	Hon Hai Precision Industry Company, Ltd.	556,870
417,130	IBF Financial Holdings Company, Ltd.	143,863
225,000	King Yuan Electronics Company, Ltd.	252,662
41,000	MediaTek, Inc.	487,806
58,000	Namchow Holdings Company, Ltd.	94,018
44,000	PharmaEngine, Inc.	110,634
703,000	Pou Chen Corporation	901,185
201,000	Powertech Technology, Inc.	564,805
25,000	Realtek Semiconductor Corporation	185,352
188,000	SerComm Corporation	478,614
962,000	Shinkong Synthetic Fibers Corporation	353,004
114,000	Sigurd Microelectronics Corporation	121,577
37,000	Sitronix Technology Corporation	198,615
110,000	Sunonwealth Electric Machine Industry Company, Ltd.	133,707
270,000	Supreme Electronics Company, Ltd.	252,324
150,000	Systex Corporation	352,765
80,000	Taiwan Hon Chuan Enterprise Company, Ltd.	142,640
1,141,515	Taiwan Semiconductor Manufacturing Company, Ltd.	10,138,405
54,000	Taiwan Styrene Monomer Corporation	37,864

Shares	Common Stock (84.0%)	Value

Taiwan (1.6%) - continued
105,000	Topco Scientific Company, Ltd.	$322,989
166,000	Transcend Information, Inc.	344,509
84,000	Tung Ho Steel Enterprise Corporation	58,339
231,000	TXC Corporation	290,131
1,018,000	Uni-President Enterprises Corporation	2,456,582
203,000	Unitech Printed Circuit Board Corporation	231,302
1,518,000	United Microelectronics Corporation	650,914
114,000	WT Microelectronics Company, Ltd.	142,372
4,031,000	Yuanta Financial Holding Company, Ltd.	2,405,278
669,000	Yulon Motor Company, Ltd.	423,807

	Total	28,278,273

Thailand (0.3%)
100,000	Advanced Info Service Public Company, Ltd. NVDR	719,888
900,300	Bangkok Dusit Medical Services Public Company, Ltd. NVDR	712,267
681,300	Charoen Pokphand Foods Public Company, Ltd. NVDR	584,966
176,600	Com7 Public Company, Ltd. NVDR	140,891
567,200	CP ALL Public Company, Ltd. NVDR	1,505,458
485,800	GFPT Public Company, Ltd. NVDR	284,374
82,500	Intouch Holdings Public Company, Ltd. NVDR	176,790
833,500	Major Cineplex Group Public Company, Ltd. NVDR	651,603
20,800	PTT Exploration and Production Public Company, Ltd. NVDR	82,331
86,200	Supalai Public Company, Ltd. NVDR	50,744
1,269,600	Thai Union Group Public Company, Ltd. NVDR	693,280
256,000	Thai Vegetable Oil Public Company, Ltd. NVDR	217,416

	Total	5,820,008

Turkey (0.1%)
621,165	Haci Omer Sabanci Holding AS	1,051,493
72,641	Koza Anadolu Metal Madencilik Isletmeleri ASa	118,602
74,768	Turk Hava Yollari Anonim Ortakligi[a]	163,618

	Total	1,333,713

United Kingdom (11.4%)
285,293	3i Group plc	4,083,197
138,933	Abcam plc	1,957,822
49,166	Ascential plc[b]	229,223
72,616	Ashmore Group plc	451,785
259,854	Assura plc	227,805
256,424	Auto Trader Group plc[b]	1,607,171
172,100	Aviva plc	844,867
106,286	Barratt Developments plc	846,101
39,639	Beazley plc	302,941
72,790	Bellway plc	2,992,392
459,406	BHP Group plc	9,812,537
61,345	Bodycote plc	540,097
59,915	Bovis Homes Group plc	820,971
63,283	Brewin Dolphin Holdings plc	247,415
27,837	Britvic plc	336,329
4,892	Close Brothers Group plc	84,692
221,118	Compass Group plc	5,689,939
26,372	Computacenter plc	418,412
66,172	Daily Mail and General Trust plc	693,944
22,642	Diploma plc	462,968
1,252,389	Direct Line Insurance Group plc	4,620,681

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (84.0%)	Value

United Kingdom (11.4%) - continued
846	EMIS Group plc	$10,568
12,916	Empiric Student Property plc	14,817
15,030	Euromoney Institutional Investor plc	273,505
57,867	Fevertree Drinks plc	1,721,304
19,630	Forterra plc[b]	68,667
3,002	Games Workshop Group plc	173,890
1,232,433	GlaxoSmithKline plc	26,416,585
266,572	Great Portland Estates plc	2,458,214
68,940	Greggs plc	1,772,362
246,790	Halma plc	5,973,626
526,170	Hansteen Holdings plc	596,179
328,713	Hays plc	609,388
132,491	HomeServe plc	1,932,035
4,820	Howden Joinery Group plc	33,173
1,960,801	HSBC Holdings plc	15,024,088
211,961	Ibstock plc[b]	615,573
347,967	IG Group Holdings plc	2,578,167
97,483	Inchcape plc	756,741
55,251	Intermediate Capital Group plc	987,969
187,879	JD Sports Fashion plc	1,734,083
481,812	Jupiter Fund Management plc	2,106,038
4,562,224	Lloyds TSB Group plc	3,024,376
32,203	Marshalls plc	262,119
71,362	Mondi plc	1,366,390
2,255,991	Moneysupermarket.com Group plc	10,491,494
1,150,958	National Express Group plc	6,127,612
69,328	PageGroup plc	373,725
261,191	Paragon Banking Group plc	1,548,848
46,432	Playtech plc	243,283
11,775	QinetiQ Group plc	41,807
236,320	Redrow plc	1,794,715
183,392	RELX plc	4,355,487
82,413	Rio Tinto plc	4,284,020
245,934	Rotork plc	940,698
552,918	Royal Dutch Shell plc, Class A	16,215,873
608,338	Royal Dutch Shell plc, Class B	17,979,608
50,774	RWS Holdings plc	366,457
51,373	Safestore Holdings plc	422,260
739,277	Sage Group plc	6,282,461
47,089	Senior plc	108,617
207,349	Smith & Nephew plc	4,993,336
178,512	Sophos Group plc[b]	879,205
126,136	SSP Group plc	960,478
863,068	Taylor Wimpey plc	1,713,122
268,502	Tritax Big Box REIT plc	493,829
4,095	Ultra Electronics Holdings plc	101,698
241,385	Unilever plc	14,507,638
1,935	Vesuvius plc	10,835

	Total	203,018,252

	Total Common Stock (cost $1,454,326,369)	1,499,698,557

Shares	Collateral Held for Securities Loaned (0.6%)

10,211,455	Thrivent Cash Management Trust	10,211,455

	Total Collateral Held for Securities Loaned (cost $10,211,455)	10,211,455

Shares	Preferred Stock (<0.1%)	Value

South Korea (0.1%)
60,075	Samsung Electronics Company, Ltd.	$1,983,021

	Total	1,983,021

	Total Preferred Stock (cost $956,869)	1,983,021

Principal Amount	Long-Term Fixed Income (<0.1%)

Venezuela (0.1%)
	Petroleos de Venezuela SA
$11,370,000	6.000%, 10/28/2022[f]	682,200
7,010,000	6.000%, 5/16/2024[f]	560,800
1,326,000	6.000%, 11/15/2026[f]	106,080
1,410,000	5.375%, 4/12/2027[f]	112,800
210,000	5.500%, 4/12/2037[f]	16,800

	Total	1,478,680

	Total Long-Term Fixed Income (cost $7,583,707)	1,478,680

Shares or Principal Amount	Short-Term Investments (15.0%)

	Federal Home Loan Bank Discount Notes
1,200,000	1.940%, 11/8/2019[g,h]	1,197,619
3,000,000	1.941%, 11/12/2019[g,h]	2,993,420
7,500,000	1.947%, 11/19/2019[g,h]	7,480,808
1,400,000	1.910%, 12/5/2019[g,h]	1,395,273
9,100,000	1.920%, 12/11/2019[g,h]	9,066,438
	Thrivent Core Short-Term Reserve Fund
24,569,766	2.230%	245,697,658

	Total Short-Term Investments (cost $267,829,244)	267,831,216

	Total Investments (cost $1,740,907,644) 99.8%	$1,781,202,929

	Other Assets and Liabilities, Net 0.2%	2,806,234

	Total Net Assets 100.0%	$1,784,009,163

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $46,174,102 or 2.6% of total net assets.

c	All or a portion of the security is on loan.
d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e	In bankruptcy. Interest is not being accrued.
f	Defaulted security. Interest is not being accrued.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation Portfolio as of September 30, 2019:

Securities Lending Transactions
Common Stock	$7,257,926
Total lending	$7,257,926
Gross amount payable upon return of collateral for securities loaned	$10,211,455
Net amounts due to counterparty	$2,953,529

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
NVDR	-	Non-Voting Depository Receipts
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing International Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	48,435,657	1,701,570	46,734,086	1
Consumer Discretionary	183,936,551	10,924,634	173,011,917	–
Consumer Staples	131,898,994	1,471,874	130,427,120	–
Energy	65,758,638	4,094,287	61,664,351	–
Financials	283,819,038	4,203,528	279,614,836	674
Health Care	190,863,911	300,241	190,563,670	–
Industrials	240,592,491	1,147,236	239,445,255	–
Information Technology	149,488,897	3,366,211	146,122,686	–
Materials	99,617,415	1,097,943	98,519,472	–
Real Estate	87,319,258	–	87,319,258	–
Utilities	17,967,707	427,389	17,540,318	–
Preferred Stock
Information Technology	1,983,021	–	1,983,021	–
Long-Term Fixed Income
Energy	1,478,680	–	1,478,680	–
Short-Term Investments	22,133,558	–	22,133,558	–
Subtotal Investments in Securities	$1,525,293,816	$28,734,913	$1,496,558,228	$675
Other Investments *	Total
Affiliated Short-Term Investments	245,697,658
Collateral Held for Securities Loaned	10,211,455
Subtotal Other Investments	$255,909,113

Total Investments at Value	$1,781,202,929

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2		Level 3
Asset Derivatives
Futures Contracts	3,498,787	3,498,787		–		–
Total Asset Derivatives	$3,498,787	$3,498,787		$–		$–
Liability Derivatives
Futures Contracts	1,941,748	1,941,748		–		–
Total Liability Derivatives	$1,941,748	$1,941,748		$–		$–

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

The following table presents International Allocation Portfolio’s futures contracts held as of September 30, 2019. Investments and/or cash totaling $22,163,511 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME Euro Foreign Exchange Currency	896	December 2019	$123,952,658	($1,172,658)
Eurex Euro STOXX 50 Index	3,222	December 2019	123,215,224	1,630,384
FTSE 100 Index	1	December 2019	89,851	809
ICE mini MSCI EAFE Index	1,655	December 2019	157,861,690	(769,090)
SFE S&P ASX Share Price Index 200	1	December 2019	112,207	544
TSE Tokyo Price Index	1	December 2019	141,941	4,926
Total Futures Long Contracts			$405,373,571	($305,085)
ICE US mini MSCI Emerging Markets Index	(1,100)	December 2019	($56,966,624)	$1,862,124
Total Futures Short Contracts			($56,966,624)	$1,862,124
Total Futures Contracts			$348,406,947	$1,557,039

Reference Description:
ASX	-	Australian Securities Exchange
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
FTSE	-	Financial Times Stock Exchange
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s
SFE	-	Sydney Futures Exchange
TSE	-	Tokyo Stock Exchange

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$29,341	$702,272	$485,915	$245,698	24,570	13.8%
Total Affiliated Short-Term Investments	29,341			245,698		13.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	9,299	183,438	182,526	10,211	10,211	0.6
Total Collateral Held for Securities Loaned	9,299			10,211		0.6
Total Value	$38,640			$255,909

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$3,062
Total Income from Affiliated Investments				$3,062
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	374
Total Affiliated Income from Securities Loaned, Net				$374
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (98.9%)	Value

Communications Services (12.5%)
376,116	Activision Blizzard, Inc.	$19,904,059
79,976	Alphabet, Inc., Class Aa	97,661,892
304,524	Facebook, Inc.[a]	54,229,634

	Total	171,795,585

Consumer Discretionary (20.8%)
130,016	Alibaba Group Holding, Ltd. ADR[a]	21,742,576
81,261	Amazon.com, Inc.[a]	141,061,783
129,858	Home Depot, Inc.	30,129,653
93,011	Netflix, Inc.[a]	24,891,604
493,633	NIKE, Inc.	46,362,011
237,475	Starbucks Corporation	20,997,539

	Total	285,185,166

Consumer Staples (2.6%)
321,923	Monster Beverage Corporation[a]	18,690,850
224,582	Philip Morris International, Inc.	17,052,511

	Total	35,743,361

Financials (5.7%)
350,235	Bank of America Corporation	10,216,355
426,872	Charles Schwab Corporation	17,856,056
319,456	Intercontinental Exchange, Inc.	29,476,205
81,830	S&P Global, Inc.	20,046,713

	Total	77,595,329

Health Care (14.2%)
324,140	Abbott Laboratories	27,120,794
102,115	Edwards Lifesciences Corporation[a]	22,456,110
63,288	Illumina, Inc.[a]	19,253,475
55,682	Intuitive Surgical, Inc.[a]	30,064,382
63,826	Thermo Fisher Scientific, Inc.	18,590,599
123,453	UnitedHealth Group, Inc.	26,828,806
114,575	Vertex Pharmaceuticals, Inc.[a]	19,411,297
249,290	Zoetis, Inc.	31,059,041

	Total	194,784,504

Industrials (5.0%)
185,549	Honeywell International, Inc.	31,394,891
44,485	Lockheed Martin Corporation	17,351,819
111,447	Norfolk Southern Corporation	20,022,568

	Total	68,769,278

Information Technology (35.6%)
326,431	Apple, Inc.	73,110,751
313,484	Cisco Systems, Inc.	15,489,244
115,498	Fiserv, Inc.[a]	11,964,438
65,997	Intuit, Inc.	17,551,242
201,031	MasterCard, Inc.	54,593,989
810,015	Microsoft Corporation	112,616,386
120,376	NVIDIA Corporation	20,953,850
385,698	PayPal Holdings, Inc.[a]	39,954,456
208,293	Salesforce.com, Inc.[a]	30,919,013
189,497	Square, Inc.[a]	11,739,339
153,321	Texas Instruments, Inc.	19,815,206
415,068	Visa, Inc.	71,395,847
52,670	Workday, Inc.[a]	8,951,793

	Total	489,055,554

Materials (1.2%)
80,837	Ecolab, Inc.	16,008,959

	Total	16,008,959

Shares	Common Stock (98.9%)	Value

Real Estate (1.3%)
83,835	American Tower Corporation	$18,538,433

	Total	18,538,433

	Total Common Stock (cost $904,516,381)	1,357,476,169

Shares	Short-Term Investments (1.3%)	Value

	Thrivent Core Short-Term Reserve Fund
1,778,140	2.230%	17,781,405

	Total Short-Term Investments (cost $17,781,405)	17,781,405

	Total Investments (cost $922,297,786) 100.2%	$1,375,257,574

	Other Assets and Liabilities, Net (0.2%)	(2,335,075)

	Total Net Assets 100.0%	$1,372,922,499

a	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	171,795,585	171,795,585	–	–
Consumer Discretionary	285,185,166	285,185,166	–	–
Consumer Staples	35,743,361	35,743,361	–	–
Financials	77,595,329	77,595,329	–	–
Health Care	194,784,504	194,784,504	–	–
Industrials	68,769,278	68,769,278	–	–
Information Technology	489,055,554	489,055,554	–	–
Materials	16,008,959	16,008,959	–	–
Real Estate	18,538,433	18,538,433	–	–
Subtotal Investments in Securities	$1,357,476,169	$1,357,476,169	$–	$–
Other Investments *	Total
Affiliated Short-Term Investments	17,781,405
Subtotal Other Investments	$17,781,405

Total Investments at Value	$1,375,257,574

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$11,249	$116,105	$109,573	$17,781	1,778	1.3%
Total Affiliated Short-Term Investments	11,249			17,781		1.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	1,894	1,894	–	–	–
Total Collateral Held for Securities Loaned	–			–		–
Total Value	$11,249			$17,781

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$417
Total Income from Affiliated Investments				$417
Cash Management Trust- Collateral Investment	–	–	–	0
Total Affiliated Income from Securities Loaned, Net				$0
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (99.8%)	Value

Communications Services (9.9%)
34,681	Activision Blizzard, Inc.	$1,835,318
13,604	Alphabet, Inc., Class Aa	16,612,389
13,724	Alphabet, Inc., Class Ca	16,729,556
331,857	AT&T, Inc.	12,557,469
14,862	CBS Corporation	599,979
44,585	CenturyLink, Inc.	556,421
7,343	Charter Communications, Inc.[a]	3,026,197
205,987	Comcast Corporation	9,285,894
7,074	Discovery, Inc., Class Aa,b	188,381
15,757	Discovery, Inc., Class Ca	387,937
10,906	DISH Network Corporation[a]	371,567
13,498	Electronic Arts, Inc.[a]	1,320,374
109,259	Facebook, Inc.[a]	19,456,843
15,895	Fox Corporation, Class A	501,249
7,315	Fox Corporation, Class B	230,715
17,342	Interpublic Group of Companies, Inc.	373,893
17,360	News Corporation, Class A	241,651
5,576	News Corporation	79,709
9,879	Omnicom Group, Inc.	773,526
5,098	Take-Two Interactive Software, Inc.[a]	638,983
14,284	T-Mobile US, Inc.[a]	1,125,151
35,108	Twitter, Inc.[a]	1,446,450
187,842	Verizon Communications, Inc.	11,338,143
15,933	Viacom, Inc.	382,870
81,812	Walt Disney Company	10,661,740

	Total	110,722,405

Consumer Discretionary (10.6%)
3,237	Advance Auto Parts, Inc.	535,400
18,871	Amazon.com, Inc.[a]	32,758,358
11,715	Aptiv plc	1,024,125
1,111	AutoZone, Inc.[a]	1,205,013
10,548	Best Buy Company, Inc.	727,707
1,931	Booking Holdings, Inc.[a]	3,789,800
9,358	BorgWarner, Inc.	343,251
6,876	Capri Holdings, Ltd.[a]	228,008
7,524	CarMax, Inc.[a]	662,112
18,040	Carnival Corporation	788,528
1,158	Chipotle Mexican Grill, Inc.[a]	973,264
15,310	D.R. Horton, Inc.	806,990
5,564	Darden Restaurants, Inc.	657,776
11,696	Dollar General Corporation	1,858,962
10,721	Dollar Tree, Inc.[a]	1,223,909
35,808	eBay, Inc.	1,395,796
6,351	Expedia Group, Inc.	853,638
177,419	Ford Motor Company	1,625,158
9,623	Gap, Inc.	167,055
6,562	Garmin, Ltd.	555,736
57,061	General Motors Company	2,138,646
6,575	Genuine Parts Company	654,804
9,260	H&R Block, Inc.	218,721
16,283	Hanesbrands, Inc.	249,456
7,276	Harley-Davidson, Inc.	261,718
5,330	Hasbro, Inc.	632,618
13,028	Hilton Worldwide Holdings, Inc.	1,213,037
49,738	Home Depot, Inc.	11,540,211
7,440	Kohl’s Corporation	369,470
10,606	L Brands, Inc.	207,772
5,905	Leggett & Platt, Inc.	241,751
12,936	Lennar Corporation	722,476
14,182	LKQ Corporation[a]	446,024
35,052	Lowe’s Companies, Inc.	3,854,318
13,854	Macy’s, Inc.	215,291
12,415	Marriott International, Inc.	1,544,054
34,491	McDonald’s Corporation	7,405,563
23,681	MGM Resorts International	656,437

Shares	Common Stock (99.8%)	Value

Consumer Discretionary (10.6%) - continued
2,772	Mohawk Industries, Inc.[a]	$343,922
19,885	Netflix, Inc.[a]	5,321,624
17,525	Newell Brands, Inc.	328,068
56,898	NIKE, Inc.	5,343,860
4,828	Nordstrom, Inc.[b]	162,559
9,806	Norwegian Cruise Line Holdings, Ltd.[a]	507,657
156	NVR, Inc.[a]	579,907
3,475	O’Reilly Automotive, Inc.[a]	1,384,822
11,487	PulteGroup, Inc.	419,850
3,412	PVH Corporation	301,041
2,433	Ralph Lauren Corporation	232,278
16,563	Ross Stores, Inc.	1,819,446
7,728	Royal Caribbean Cruises, Ltd.	837,174
54,363	Starbucks Corporation	4,806,776
13,064	Tapestry, Inc.	340,317
23,196	Target Corporation	2,479,884
4,888	Tiffany & Company	452,775
54,904	TJX Companies, Inc.	3,060,349
5,464	Tractor Supply Company	494,164
4,684	TripAdvisor, Inc.[a]	181,177
2,673	Ulta Beauty, Inc.[a]	669,987
8,460	Under Armour, Inc., Class Aa,b	168,692
8,674	Under Armour, Inc., Class Ca	157,260
14,745	VF Corporation	1,312,158
2,866	Whirlpool Corporation	453,860
4,364	Wynn Resorts, Ltd.	474,454
13,805	Yum! Brands, Inc.	1,565,901

	Total	118,952,915

Consumer Staples (7.6%)
84,706	Altria Group, Inc.	3,464,475
25,234	Archer-Daniels-Midland Company	1,036,360
8,266	Brown-Forman Corporation	518,939
7,659	Campbell Soup Company	359,360
11,079	Church & Dwight Company, Inc.	833,584
5,774	Clorox Company	876,897
174,781	Coca-Cola Company	9,515,078
38,821	Colgate-Palmolive Company	2,853,732
21,878	Conagra Brands, Inc.	671,217
7,570	Constellation Brands, Inc.	1,569,110
19,974	Costco Wholesale Corporation	5,754,709
13,539	Coty, Inc.	142,295
10,047	Estee Lauder Companies, Inc.	1,998,851
27,408	General Mills, Inc.	1,510,729
6,765	Hershey Company	1,048,507
12,610	Hormel Foods Corporation[b]	551,435
5,125	J.M. Smucker Company	563,853
11,310	Kellogg Company	727,798
15,632	Kimberly-Clark Corporation	2,220,526
28,019	Kraft Heinz Company	782,711
36,523	Kroger Company	941,563
6,600	Lamb Weston Holdings, Inc.	479,952
5,524	McCormick & Company, Inc.	863,401
8,455	Molson Coors Brewing Company	486,163
65,497	Mondelez International, Inc.	3,623,294
17,619	Monster Beverage Corporation[a]	1,022,959
63,468	PepsiCo, Inc.	8,701,463
70,660	Philip Morris International, Inc.	5,365,214
113,565	Procter & Gamble Company	14,125,215
23,307	Sysco Corporation	1,850,576
13,302	Tyson Foods, Inc.	1,145,834
34,455	Walgreens Boots Alliance, Inc.	1,905,706
64,588	Wal-Mart Stores, Inc.	7,665,304

	Total	85,176,810

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (99.8%)	Value

Energy (4.5%)
16,913	Apache Corporation	$432,973
29,469	Baker Hughes, Inc.	683,681
19,074	Cabot Oil & Gas Corporation	335,130
86,245	Chevron Corporation	10,228,657
4,571	Cimarex Energy Company	219,134
9,037	Concho Resources, Inc.	613,612
50,419	ConocoPhillips	2,872,875
18,708	Devon Energy Corporation	450,114
7,405	Diamondback Energy, Inc.	665,784
26,274	EOG Resources, Inc.	1,950,056
192,161	Exxon Mobil Corporation	13,568,488
39,311	Halliburton Company	741,012
4,929	Helmerich & Payne, Inc.	197,505
11,754	Hess Corporation	710,882
7,078	HollyFrontier Corporation	379,664
88,420	Kinder Morgan, Inc.	1,822,336
37,297	Marathon Oil Corporation	457,634
30,000	Marathon Petroleum Corporation	1,822,500
17,275	National Oilwell Varco, Inc.	366,230
21,787	Noble Energy, Inc.	489,336
40,514	Occidental Petroleum Corporation	1,801,658
18,755	ONEOK, Inc.	1,382,056
20,371	Phillips 66	2,085,990
7,586	Pioneer Natural Resources Company	954,091
62,811	Schlumberger, Ltd.	2,146,252
19,169	TechnipFMC plc	462,740
18,836	Valero Energy Corporation	1,605,581
55,046	Williams Companies, Inc.	1,324,407

	Total	50,770,378

Financials (12.9%)
2,374	Affiliated Managers Group, Inc.	197,873
33,841	Aflac, Inc.	1,770,561
14,951	Allstate Corporation	1,624,875
30,898	American Express Company	3,654,615
39,508	American International Group, Inc.	2,200,596
5,944	Ameriprise Financial, Inc.	874,362
10,711	Aon plc	2,073,328
8,451	Arthur J. Gallagher & Company	756,956
2,780	Assurant, Inc.	349,780
380,473	Bank of America Corporation	11,098,397
38,959	Bank of New York Mellon Corporation	1,761,336
34,677	BB&T Corporation	1,850,712
89,055	Berkshire Hathaway, Inc.[a]	18,525,221
5,335	BlackRock, Inc.	2,377,489
21,261	Capital One Financial Corporation	1,934,326
5,055	Cboe Global Markets, Inc.	580,870
52,837	Charles Schwab Corporation	2,210,172
20,730	Chubb, Ltd.	3,346,651
6,827	Cincinnati Financial Corporation	796,506
102,598	Citigroup, Inc.	7,087,470
20,305	Citizens Financial Group, Inc.	718,188
16,263	CME Group, Inc.	3,437,022
6,783	Comerica, Inc.	447,610
14,453	Discover Financial Services	1,171,994
11,097	E*TRADE Financial Corporation	484,828
1,833	Everest Re Group, Ltd.	487,743
32,922	Fifth Third Bancorp	901,404
7,640	First Republic Bank	738,788
12,810	Franklin Resources, Inc.	369,697
14,697	Goldman Sachs Group, Inc.	3,045,659
16,422	Hartford Financial Services Group, Inc.	995,337
47,162	Huntington Bancshares, Inc.	673,002
25,452	Intercontinental Exchange, Inc.	2,348,456
17,955	Invesco, Ltd.	304,158

Shares	Common Stock (99.8%)	Value

Financials (12.9%) - continued
145,218	J.P. Morgan Chase & Company	$17,090,706
45,449	KeyCorp	810,810
9,204	Lincoln National Corporation	555,185
11,810	Loews Corporation	607,979
6,071	M&T Bank Corporation	959,036
1,706	MarketAxess Holdings, Inc.	558,715
22,995	Marsh & McLennan Companies, Inc.	2,300,650
36,150	MetLife, Inc.	1,704,834
7,390	Moody’s Corporation	1,513,694
57,048	Morgan Stanley	2,434,238
3,799	MSCI, Inc.	827,232
5,217	Nasdaq, Inc.	518,309
9,840	Northern Trust Corporation	918,269
17,715	People’s United Financial, Inc.	276,974
20,222	PNC Financial Services Group, Inc.	2,834,316
11,661	Principal Financial Group, Inc.	666,310
26,553	Progressive Corporation	2,051,219
18,257	Prudential Financial, Inc.	1,642,217
5,719	Raymond James Financial, Inc.	471,589
45,851	Regions Financial Corporation	725,363
11,186	S&P Global, Inc.	2,740,346
17,060	State Street Corporation	1,009,781
20,162	SunTrust Banks, Inc.	1,387,146
2,371	SVB Financial Group[a]	495,421
27,720	Synchrony Financial	944,975
10,644	T. Rowe Price Group, Inc.	1,216,077
4,616	Torchmark Corporation	442,028
11,867	Travelers Companies, Inc.	1,764,504
65,127	U.S. Bancorp	3,604,128
9,670	Unum Group	287,392
182,099	Wells Fargo & Company	9,185,074
5,816	Willis Towers Watson plc	1,122,314
8,037	Zions Bancorporations NA	357,807

	Total	145,220,620

Health Care (13.6%)
80,269	Abbott Laboratories	6,716,107
67,147	AbbVie, Inc.	5,084,371
2,031	ABIOMED, Inc.[a]	361,295
14,055	Agilent Technologies, Inc.	1,077,035
10,184	Alexion Pharmaceuticals, Inc.[a]	997,421
3,279	Align Technology, Inc.[a]	593,237
14,898	Allergan plc	2,507,184
6,907	AmerisourceBergen Corporation	568,653
27,236	Amgen, Inc.	5,270,438
11,645	Anthem, Inc.	2,795,965
23,188	Baxter International, Inc.	2,028,254
12,260	Becton, Dickinson and Company	3,101,290
8,377	Biogen, Inc.[a]	1,950,333
63,264	Boston Scientific Corporation[a]	2,574,212
74,290	Bristol-Myers Squibb Company	3,767,246
13,581	Cardinal Health, Inc.	640,887
32,188	Celgene Corporation[a]	3,196,268
18,615	Centene Corporation[a]	805,285
14,613	Cerner Corporation	996,168
17,123	Cigna Holding Company	2,599,100
2,223	Cooper Companies, Inc.	660,231
59,064	CVS Health Corporation	3,725,167
28,996	Danaher Corporation	4,187,892
4,398	DaVita, Inc.[a]	250,994
10,182	Dentsply Sirona, Inc.	542,802
9,440	Edwards Lifesciences Corporation[a]	2,075,950
38,585	Eli Lilly and Company	4,314,961
57,466	Gilead Sciences, Inc.	3,642,195
12,032	HCA Healthcare, Inc.	1,448,893
6,821	Henry Schein, Inc.[a]	433,134

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (99.8%)	Value

Health Care (13.6%) - continued
12,065	Hologic, Inc.[a]	$609,162
6,108	Humana, Inc.	1,561,632
3,875	IDEXX Laboratories, Inc.[a]	1,053,729
6,655	Illumina, Inc.[a]	2,024,584
8,004	Incyte Corporation[a]	594,137
5,227	Intuitive Surgical, Inc.[a]	2,822,214
8,274	IQVIA Holding, Inc.[a]	1,235,970
119,861	Johnson & Johnson	15,507,616
4,472	Laboratory Corporation of America Holdings[a]	751,296
8,398	McKesson Corporation	1,147,671
60,934	Medtronic plc	6,618,651
116,283	Merck & Company, Inc.	9,788,703
1,117	Mettler-Toledo International, Inc.[a]	786,815
23,231	Mylan NVa	459,509
7,844	Nektar Therapeutics[a,b]	142,878
4,992	PerkinElmer, Inc.	425,169
6,179	Perrigo Company plc	345,344
251,359	Pfizer, Inc.	9,031,329
6,049	Quest Diagnostics, Inc.	647,424
3,629	Regeneron Pharmaceuticals, Inc.[a]	1,006,685
6,456	ResMed, Inc.	872,270
14,573	Stryker Corporation	3,152,140
2,073	Teleflex, Inc.	704,302
18,188	Thermo Fisher Scientific, Inc.	5,297,619
43,027	UnitedHealth Group, Inc.	9,350,628
3,689	Universal Health Services, Inc.	548,739
4,090	Varian Medical Systems, Inc.[a]	487,078
11,674	Vertex Pharmaceuticals, Inc.[a]	1,977,809
3,032	Waters Corporation[a]	676,833
2,252	Wellcare Health Plans, Inc.[a]	583,651
9,325	Zimmer Biomet Holdings, Inc.	1,280,043
21,671	Zoetis, Inc.	2,699,990

	Total	153,104,588

Industrials (9.8%)
26,098	3M Company	4,290,511
6,389	A.O. Smith Corporation	304,819
5,547	Alaska Air Group, Inc.	360,056
4,256	Allegion plc	441,134
18,215	American Airlines Group, Inc.	491,259
10,371	AMETEK, Inc.	952,265
17,593	Arconic, Inc.	457,418
24,278	Boeing Company	9,237,051
6,166	C.H. Robinson Worldwide, Inc.	522,754
25,551	Caterpillar, Inc.	3,227,347
3,815	Cintas Corporation	1,022,802
9,048	Copart, Inc.[a]	726,826
33,861	Corteva, Inc.	948,108
36,250	CSX Corporation	2,511,038
7,166	Cummins, Inc.	1,165,693
14,349	Deere & Company	2,420,389
26,281	Delta Air Lines, Inc.	1,513,786
6,530	Dover Corporation	650,127
19,116	Eaton Corporation plc	1,589,495
27,936	Emerson Electric Company	1,867,801
5,438	Equifax, Inc.	764,963
7,734	Expeditors International of Washington, Inc.	574,559
25,785	Fastenal Company	842,396
10,900	FedEx Corporation	1,586,713
5,901	Flowserve Corporation	275,636
13,267	Fortive Corporation	909,586
6,379	Fortune Brands Home and Security, Inc.	348,931
10,626	General Dynamics Corporation	1,941,689

Shares	Common Stock (99.8%)	Value

Industrials (9.8%) - continued
396,351	General Electric Company	$3,543,378
32,677	Honeywell International, Inc.	5,528,948
1,871	Huntington Ingalls Industries, Inc.	396,259
3,426	IDEX Corporation	561,453
18,216	IHS Markit, Ltd.[a]	1,218,286
13,369	Illinois Tool Works, Inc.	2,092,115
10,910	Ingersoll-Rand plc	1,344,221
6,154	Jacobs Engineering Group, Inc.	563,091
3,919	JB Hunt Transport Services, Inc.	433,637
36,029	Johnson Controls International plc	1,581,313
4,548	Kansas City Southern	604,929
10,141	L3Harris Technologies, Inc.	2,115,818
24,574	Linde Public Limited Company	4,760,475
11,286	Lockheed Martin Corporation	4,402,217
13,268	Masco Corporation	553,010
16,014	Nielsen Holdings plc	340,298
11,963	Norfolk Southern Corporation	2,149,273
7,146	Northrop Grumman Corporation	2,678,249
15,621	PACCAR, Inc.	1,093,626
5,828	Parker Hannifin Corporation	1,052,595
7,632	Pentair, Ltd.	288,490
6,541	Quanta Services, Inc.	247,250
12,611	Raytheon Company	2,474,152
9,614	Republic Services, Inc.	832,092
5,401	Robert Half International, Inc.	300,620
5,314	Rockwell Automation, Inc.	875,747
6,640	Rollins, Inc.	226,225
4,701	Roper Industries, Inc.	1,676,377
2,506	Snap-On, Inc.	392,289
22,129	Southwest Airlines Company	1,195,187
6,819	Stanley Black & Decker, Inc.	984,732
10,573	Textron, Inc.	517,654
2,254	TransDigm Group, Inc.	1,173,590
32,047	Union Pacific Corporation	5,190,973
10,094	United Airlines Holdings, Inc.[a]	892,411
31,716	United Parcel Service, Inc.	3,800,211
3,560	United Rentals, Inc.[a]	443,718
36,839	United Technologies Corporation	5,029,260
7,367	Verisk Analytics, Inc.	1,165,017
2,032	W.W. Grainger, Inc.	603,809
8,271	Wabtec Corporation	594,354
17,689	Waste Management, Inc.	2,034,235
8,089	Xylem, Inc.	644,046

	Total	110,540,782

Information Technology (21.9%)
28,878	Accenture plc	5,554,683
22,047	Adobe, Inc.[a]	6,090,484
49,301	Advanced Micro Devices, Inc.[a]	1,429,236
7,459	Akamai Technologies, Inc.[a]	681,603
1,791	Alliance Data Systems Corporation	229,481
13,430	Amphenol Corporation	1,295,995
16,741	Analog Devices, Inc.	1,870,472
3,774	ANSYS, Inc.[a]	835,413
192,930	Apple, Inc.	43,210,532
41,953	Applied Materials, Inc.	2,093,455
2,471	Arista Networks, Inc.[a]	590,371
9,943	Autodesk, Inc.[a]	1,468,581
19,705	Automatic Data Processing, Inc.	3,180,781
18,079	Broadcom, Ltd.	4,991,070
5,212	Broadridge Financial Solutions, Inc.	648,529
12,632	Cadence Design Systems, Inc.[a]	834,723
6,572	CDW Corporation	809,933
192,805	Cisco Systems, Inc.	9,526,495
5,638	Citrix Systems, Inc.	544,180

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (99.8%)	Value

Information Technology (21.9%) - continued
25,083	Cognizant Technology Solutions Corporation	$1,511,627
35,446	Corning, Inc.	1,010,920
12,086	DXC Technology Company	356,537
2,678	F5 Networks, Inc.[a]	376,045
27,860	Fidelity National Information Services, Inc.	3,698,694
25,924	Fiserv, Inc.[a]	2,685,467
3,932	FleetCor Technologies, Inc.[a]	1,127,619
6,103	FLIR Systems, Inc.	320,957
6,534	Fortinet, Inc.[a]	501,550
4,042	Gartner, Inc.[a]	577,966
13,627	Global Payments, Inc.	2,166,693
59,296	Hewlett Packard Enterprise Company	899,520
67,303	HP, Inc.	1,273,373
201,194	Intel Corporation	10,367,527
40,233	International Business Machines Corporation	5,850,683
11,812	Intuit, Inc.	3,141,283
1,642	IPG Photonics Corporation[a]	222,655
3,477	Jack Henry & Associates, Inc.	507,538
15,675	Juniper Networks, Inc.	387,956
8,459	Keysight Technologies, Inc.[a]	822,638
7,233	KLA-Tencor Corporation	1,153,302
6,564	Lam Research Corporation	1,517,006
6,139	Leidos Holdings, Inc.	527,217
40,546	MasterCard, Inc.	11,011,077
12,317	Maxim Integrated Products, Inc.	713,277
10,811	Microchip Technology, Inc.	1,004,450
50,105	Micron Technology, Inc.[a]	2,146,999
346,772	Microsoft Corporation	48,211,711
7,461	Motorola Solutions, Inc.	1,271,429
10,805	NetApp, Inc.	567,371
27,659	NVIDIA Corporation	4,814,602
99,990	Oracle Corporation	5,502,450
14,398	Paychex, Inc.	1,191,722
53,440	PayPal Holdings, Inc.[a]	5,535,850
5,349	Qorvo, Inc.[a]	396,575
55,211	QUALCOMM, Inc.	4,211,495
39,830	Salesforce.com, Inc.[a]	5,912,365
10,752	Seagate Technology plc	578,350
7,798	Skyworks Solutions, Inc.	617,991
25,823	Symantec Corporation	610,197
6,743	Synopsys, Inc.[a]	925,477
15,305	TE Connectivity, Ltd.	1,426,120
42,477	Texas Instruments, Inc.	5,489,727
4,746	VeriSign, Inc.[a]	895,238
78,433	Visa, Inc.	13,491,260
13,443	Western Digital Corporation	801,741
19,638	Western Union Company	455,012
9,004	Xerox Holdings Corporation	269,310
11,406	Xilinx, Inc.	1,093,835

	Total	246,036,421

Materials (2.2%)
9,967	Air Products and Chemicals, Inc.	2,211,279
4,842	Albemarle Corporation[b]	336,616
73,125	Amcor plc	712,969
3,847	Avery Dennison Corporation	436,904
15,063	Ball Corporation	1,096,737
5,620	Celanese Corporation	687,270
9,916	CF Industries Holdings, Inc.	487,867
33,861	Dow, Inc.	1,613,477
33,861	DuPont de Nemours, Inc.	2,414,628
6,297	Eastman Chemical Company	464,908
11,370	Ecolab, Inc.	2,251,715

Shares	Common Stock (99.8%)	Value

Materials (2.2%) - continued
5,924	FMC Corporation	$519,416
65,284	Freeport-McMoRan, Inc.	624,768
4,849	International Flavors & Fragrances, Inc.[b]	594,924
18,101	International Paper Company	756,984
11,724	LyondellBasell Industries NV	1,048,946
2,813	Martin Marietta Materials, Inc.	771,043
15,977	Mosaic Company	327,528
37,237	Newmont Mining Corporation	1,412,027
13,906	Nucor Corporation	707,954
4,257	Packaging Corporation of America	451,668
10,732	PPG Industries, Inc.	1,271,849
7,045	Sealed Air Corporation	292,438
3,729	Sherwin-Williams Company	2,050,465
5,939	Vulcan Materials Company	898,214
11,505	WestRock Company	419,357

	Total	24,861,951

Real Estate (3.2%)
5,079	Alexandria Real Estate Equities, Inc.	782,369
20,105	American Tower Corporation	4,445,819
6,738	Apartment Investment & Management Company	351,319
6,311	AvalonBay Communities, Inc.	1,358,948
6,529	Boston Properties, Inc.	846,550
15,275	CBRE Group, Inc.[a]	809,728
18,823	Crown Castle International Corporation	2,616,585
9,462	Digital Realty Trust, Inc.	1,228,262
16,185	Duke Realty Corporation	549,804
3,852	Equinix, Inc.	2,221,834
15,832	Equity Residential	1,365,668
2,960	Essex Property Trust, Inc.	966,884
5,837	Extra Space Storage, Inc.	681,878
3,166	Federal Realty Investment Trust	431,019
22,304	HCP, Inc.	794,692
33,361	Host Hotels & Resorts, Inc.	576,812
12,902	Iron Mountain, Inc.	417,896
18,985	Kimco Realty Corporation	396,407
4,770	Macerich Company	150,684
5,131	Mid-America Apartment Communities, Inc.	667,081
28,559	Prologis, Inc.	2,433,798
6,819	Public Storage, Inc.	1,672,496
14,453	Realty Income Corporation	1,108,256
7,547	Regency Centers Corporation	524,441
5,127	SBA Communications Corporation	1,236,376
13,989	Simon Property Group, Inc.	2,177,388
3,865	SL Green Realty Corporation	315,964
13,300	UDR, Inc.	644,784
16,921	Ventas, Inc.	1,235,741
7,193	Vornado Realty Trust	457,978
18,334	Welltower, Inc.	1,661,977
33,633	Weyerhaeuser Company	931,634

	Total	36,061,072

Utilities (3.6%)
29,839	AES Corporation	487,569
10,636	Alliant Energy Corporation	573,599
11,022	Ameren Corporation	882,311
22,426	American Electric Power Company, Inc.	2,101,092
8,143	American Water Works Company, Inc.	1,011,605
5,368	Atmos Energy Corporation	611,362
22,580	CenterPoint Energy, Inc.	681,464
12,768	CMS Energy Corporation	816,514

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (99.8%)	Value

Utilities (3.6%) - continued
15,085	Consolidated Edison, Inc.	$1,425,080
37,328	Dominion Energy, Inc.	3,025,061
8,295	DTE Energy Company	1,102,903
33,090	Duke Energy Corporation	3,172,007
16,263	Edison International, Inc.	1,226,555
9,030	Entergy Corporation	1,059,761
10,694	Evergy, Inc.	711,793
14,697	Eversource Energy	1,256,153
43,960	Exelon Corporation	2,123,708
24,524	FirstEnergy Corporation	1,182,793
22,197	NextEra Energy, Inc.	5,171,679
16,782	NiSource, Inc.	502,117
11,448	NRG Energy, Inc.	453,341
5,053	Pinnacle West Capital Corporation	490,495
32,480	PPL Corporation	1,022,795
22,964	Public Service Enterprise Group, Inc.	1,425,605
12,469	Sempra Energy	1,840,549
47,471	Southern Company	2,932,284
14,212	WEC Energy Group, Inc.	1,351,561
23,815	Xcel Energy, Inc.	1,545,355

	Total	40,187,111

	Total Common Stock (cost $639,788,321)	1,121,635,053

Shares	Collateral Held for Securities Loaned (0.2%)	Value

1,992,495	Thrivent Cash Management Trust	1,992,495

	Total Collateral Held for Securities Loaned (cost $1,992,495)	1,992,495

Shares or Principal Amount	Short-Term Investments (0.1%)	Value

	Federal Home Loan Bank Discount Notes
300,000	1.940%, 11/19/2019[c,d]	299,233
	Thrivent Core Short-Term Reserve Fund
141,759	2.230%	1,417,585

	Total Short-Term Investments (cost $1,716,793)	1,716,818

	Total Investments (cost $643,497,609) 100.1%	$1,125,344,366

	Other Assets and Liabilities, Net (0.1%)	(1,261,606)

	Total Net Assets 100.0%	$1,124,082,760

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of September 30, 2019:

Securities Lending Transactions
Common Stock	$1,971,922
Total lending	$1,971,922
Gross amount payable upon return of collateral for securities loaned	$1,992,495
Net amounts due to counterparty	$20,573

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	110,722,405	110,722,405	–	–
Consumer Discretionary	118,952,915	118,952,915	–	–
Consumer Staples	85,176,810	85,176,810	–	–
Energy	50,770,378	50,770,378	–	–
Financials	145,220,620	145,220,620	–	–
Health Care	153,104,588	153,104,588	–	–
Industrials	110,540,782	110,540,782	–	–
Information Technology	246,036,421	246,036,421	–	–
Materials	24,861,951	24,861,951	–	–
Real Estate	36,061,072	36,061,072	–	–
Utilities	40,187,111	40,187,111	–	–
Short-Term Investments	299,233	–	299,233	–
Subtotal Investments in Securities	$1,121,934,286	$1,121,635,053	$299,233	$–
Other Investments *	Total
Affiliated Short-Term Investments	1,417,585
Collateral Held for Securities Loaned	1,992,495
Subtotal Other Investments	$3,410,080

Total Investments at Value	$1,125,344,366

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	16,614	16,614	–	–
Total Liability Derivatives	$16,614	$16,614	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Index Portfolio’s futures contracts held as of September 30, 2019. Investments and/or cash totaling $299,233 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME E-mini S&P 500 Index	16	December 2019	$2,399,414	($16,614)
Total Futures Long Contracts			$2,399,414	($16,614)
Total Futures Contracts			$2,399,414	($16,614)

Reference Description:
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$635	$42,412	$41,629	$1,418	142	0.1%
Total Affiliated Short-Term Investments	635			1,418		0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	431	25,472	23,911	1,992	1,992	0.2
Total Collateral Held for Securities Loaned	431			1,992		0.2
Total Value	$1,066			$3,410

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$79
Total Income from Affiliated Investments				$79
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	39
Total Affiliated Income from Securities Loaned, Net				$39
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (98.4%)	Value

Communications Services (8.8%)
19,030	Alphabet, Inc.[a]	$23,197,570
202,454	CBS Corporation	8,173,068
1,011,070	Comcast Corporation	45,579,036
1,102,944	Verizon Communications, Inc.	66,573,700

	Total	143,523,374

Consumer Discretionary (5.9%)
166,542	Aptiv plc	14,559,102
213,046	D.R. Horton, Inc.	11,229,655
349,237	Harley-Davidson, Inc.	12,562,055
397,710	Lowe’s Companies, Inc.	43,732,191
55,520	Mohawk Industries, Inc.[a]	6,888,366
137,800	Sony Corporation ADR	8,148,114

	Total	97,119,483

Consumer Staples (3.4%)
86,800	Kimberly-Clark Corporation	12,329,940
364,761	Wal-Mart Stores, Inc.	43,289,836

	Total	55,619,776

Energy (8.4%)
532,227	BP plc ADR[b]	20,219,304
426,055	Chevron Corporation	50,530,123
23,418	Enterprise Products Partners, LP	669,286
457,950	Halliburton Company	8,632,358
1,398,901	Marathon Oil Corporation	17,164,515
394,000	Marathon Petroleum Corporation	23,935,500
125,570	Pioneer Natural Resources Company	15,792,939

	Total	136,944,025

Financials (23.9%)
365,920	Aflac, Inc.	19,144,934
221,110	American International Group, Inc.	12,315,827
2,095,367	Bank of America Corporation	61,121,855
307,830	Capital One Financial Corporation	28,006,373
112,730	Chubb, Ltd.	18,199,131
809,960	Citigroup, Inc.	55,952,037
135,550	Comerica, Inc.	8,944,945
946,930	Fifth Third Bancorp	25,926,943
35,450	Goldman Sachs Group, Inc.	7,346,304
324,330	Hartford Financial Services Group, Inc.	19,657,641
272,740	J.P. Morgan Chase & Company	32,098,771
320,640	MetLife, Inc.	15,121,382
268,000	Morgan Stanley	11,435,560
104,850	Prudential Financial, Inc.	9,431,258
205,390	Raymond James Financial, Inc.	16,936,459
98,940	State Street Corporation	5,856,259
555,340	U.S. Bancorp	30,732,516
329,010	Zions Bancorporations NA	14,647,525

	Total	392,875,720

Health Care (15.0%)
23,132	Biogen, Inc.[a]	5,385,592
46,982	Cigna Holding Company	7,131,398
490,227	CVS Health Corporation	30,918,617
462,640	Gilead Sciences, Inc.	29,322,123
298,720	Johnson & Johnson	38,648,394
366,570	Medtronic plc	39,816,833
696,550	Merck & Company, Inc.	58,635,579
498,270	Pfizer, Inc.	17,902,841
84,547	UnitedHealth Group, Inc.	18,373,754

	Total	246,135,131

Industrials (12.3%)
37,060	Boeing Company	14,100,218

Shares	Common Stock (98.4%)	Value

Industrials (12.3%) - continued
155,130	CSX Corporation	$10,745,855
438,410	Delta Air Lines, Inc.	25,252,416
99,210	General Dynamics Corporation	18,128,643
176,603	Honeywell International, Inc.	29,881,227
139,970	Ingersoll-Rand plc	17,245,704
310,420	Johnson Controls International plc	13,624,334
77,910	Norfolk Southern Corporation	13,997,311
96,570	Parker Hannifin Corporation	17,441,508
300,820	United Technologies Corporation	41,067,946

	Total	201,485,162

Information Technology (14.5%)
93,250	Apple, Inc.	20,885,202
1,650,690	Cisco Systems, Inc.	81,560,593
480,090	Microsoft Corporation	66,746,913
311,310	Oracle Corporation	17,131,389
162,030	QUALCOMM, Inc.	12,359,648
13,461	Samsung Electronics Company, Ltd. GDR	13,715,157
203,299	Texas Instruments, Inc.	26,274,363

	Total	238,673,265

Materials (3.4%)
367,240	Alcoa Corporation[a]	7,370,507
375,920	CF Industries Holdings, Inc.	18,495,264
293,471	Eastman Chemical Company	21,666,964
155,400	Nucor Corporation	7,911,414

	Total	55,444,149

Real Estate (0.8%)
104,349	American Campus Communities, Inc.	5,017,100
480,060	Host Hotels & Resorts, Inc.	8,300,237

	Total	13,317,337

Utilities (2.0%)
693,384	Exelon Corporation	33,497,381

	Total	33,497,381

	Total Common Stock (cost $1,143,460,042)	1,614,634,803

Shares	Collateral Held for Securities Loaned (<0.1%)	Value

329,072	Thrivent Cash Management Trust	329,072

	Total Collateral Held for Securities Loaned (cost $329,072)	329,072

Shares	Short-Term Investments (1.7%)	Value

	Thrivent Core Short-Term Reserve Fund
2,782,596	2.230%	27,825,965

	Total Short-Term Investments (cost $27,825,965)	27,825,965

	Total Investments (cost $1,171,615,079) 100.1%	$1,642,789,840

	Other Assets and Liabilities, Net (0.1%)	(1,213,452)

	Total Net Assets 100.0%	$1,641,576,388

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of September 30, 2019:

Securities Lending Transactions
Common Stock	$318,508

Total lending	$318,508
Gross amount payable upon return of collateral for securities loaned	$329,072

Net amounts due to counterparty	$10,564

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an
underlying foreign security’s shares held by an issuing U.S.
depository bank.
GDR	-	Global Depository Receipts, which are certificates for
shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	143,523,374	143,523,374	–	–
Consumer Discretionary	97,119,483	97,119,483	–	–
Consumer Staples	55,619,776	55,619,776	–	–
Energy	136,944,025	136,944,025	–	–
Financials	392,875,720	392,875,720	–	–
Health Care	246,135,131	246,135,131	–	–
Industrials	201,485,162	201,485,162	–	–
Information Technology	238,673,265	224,958,108	13,715,157	–
Materials	55,444,149	55,444,149	–	–
Real Estate	13,317,337	13,317,337	–	–
Utilities	33,497,381	33,497,381	–	–
Subtotal Investments in Securities	$1,614,634,803	$1,600,919,646	$13,715,157	$–
Other Investments *	Total
Affiliated Short-Term Investments	27,825,965
Collateral Held for Securities Loaned	329,072
Subtotal Other Investments	$28,155,037

Total Investments at Value	$1,642,789,840

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$29,615	$61,749	$63,538	$27,826	2,783	1.7%
Total Affiliated Short-Term Investments	29,615			27,826		1.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	2,390	42,421	44,482	329	329	<0.1
Total Collateral Held for Securities Loaned	2,390			329		<0.1
Total Value	$32,005			$28,155

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Portfolio	Net Realized Gain/(Loss)		Change in Unrealized Appreciation/ (Depreciation)		Distributions of Realized Capital Gains		Income Earned 1/1/2019 - 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%		$–		$–		–	$766
Total Income from Affiliated Investments							$766
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment		–		–		–	1
Total Affiliated Income from Securities Loaned, Net							$1
Total Value		$–		$–		$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (0.4%)[a]	Value

Basic Materials (<0.1%)
	Big River Steel, LLC, Term Loan
$73,500	7.104%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	$72,765
	MRC Global (US), Inc., Term Loan
68,947	5.044%, (LIBOR 1M + 3.000%), 9/22/2024[b]	68,947

	Total	141,712

Capital Goods (<0.1%)
	Advanced Disposal Services, Inc., Term Loan
136,332	4.197%, (LIBOR 1W + 2.250%), 11/10/2023[b]	136,691
	GFL Environmental, Inc., Term Loan
118,797	5.044%, (LIBOR 1M + 3.000%), 5/31/2025[b]	117,736

	Total	254,427

Communications Services (0.1%)
	Frontier Communications Corporation, Term Loan
136,850	5.800%, (LIBOR 1M + 3.750%), 6/15/2024[b]	136,411
	Intelsat Jackson Holdings SA, Term Loan
95,000	5.804%, (LIBOR 1M + 3.750%), 11/27/2023[b]	95,208
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
180,000	5.528%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	179,325
	TNS, Inc., Term Loan
107,521	6.260%, (LIBOR 3M + 4.000%), 8/14/2022[b]	105,935
	WideOpenWest Finance, LLC, Term Loan
100,940	5.294%, (LIBOR 1M + 3.250%), 8/19/2023[b]	97,281

	Total	614,160

Consumer Cyclical (<0.1%)
	Cengage Learning, Inc., Term Loan
51,055	6.294%, (LIBOR 1M + 4.250%), 6/7/2023[b]	48,205
	Golden Entertainment, Inc., Term Loan
183,350	5.060%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	183,808

	Total	232,013

Consumer Non-Cyclical (0.1%)
	Air Medical Group Holdings, Inc., Term Loan
221,063	5.307%, (LIBOR 1M + 3.250%), 4/28/2022[b]	206,464
78,600	6.294%, (LIBOR 1M + 4.250%), 3/14/2025[b]	73,458
	Bausch Health Companies, Inc., Term Loan
137,809	5.039%, (LIBOR 1M + 3.000%), 6/1/2025[b]	138,312
	Endo International plc, Term Loan
162,098	6.313%, (LIBOR 1M + 4.250%), 4/27/2024[b]	147,256

Principal Amount	Bank Loans (0.4%)[a]	Value

Consumer Non-Cyclical (0.1%) - continued
	JBS USA LUX SA, Term Loan
$69,650	4.544%, (LIBOR 1M + 2.500%), 5/1/2026[b]	$69,940
	McGraw-Hill Global Education Holdings, LLC, Term Loan
187,863	6.044%, (LIBOR 1M + 4.000%), 5/4/2022[b]	176,287
	MPH Acquisition Holdings, LLC, Term Loan
119,874	4.854%, (LIBOR 3M + 2.750%), 6/7/2023[b]	114,005
	Plantronics, Inc., Term Loan
71,957	4.544%, (LIBOR 1M + 2.500%), 7/2/2025[b]	71,747

	Total	997,469

Energy (0.1%)
	Radiate Holdco, LLC, Term Loan
299,622	5.044%, (LIBOR 1M + 3.000%), 2/1/2024[b]	298,259

	Total	298,259

Financials (0.1%)
	GGP Nimbus, LLC, Term Loan
113,850	4.544%, (LIBOR 1M + 2.500%), 8/24/2025[b]	112,214
	Harland Clarke Holdings Corporation, Term Loan
147,292	6.854%, (LIBOR 3M + 4.750%), 11/3/2023[b]	114,519
	Sable International Finance, Ltd., Term Loan
262,400	5.294%, (LIBOR 2M + 3.250%), 1/31/2026[b]	263,311

	Total	490,044

Technology (<0.1%)
	Prime Security Services Borrower, LLC, Term Loan
135,000	0.000%, (LIBOR 1M + 3.250%), 9/23/2026[b,d,e]	133,503
	Rackspace Hosting, Inc., Term Loan
166,273	5.287%, (LIBOR 3M + 3.000%), 11/3/2023[b]	152,321

	Total	285,824

	Total Bank Loans (cost $3,398,843)	3,313,908

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Asset-Backed Securities (21.4%)
	Ares XXXVII CLO, Ltd.
3,400,000	3.473%, (LIBOR 3M + 1.170%), 10/15/2030, Ser. 2015-4A, Class A1Rb,f	3,394,125
	ARI Fleet Lease Trust
877,328	1.910%, 4/15/2026, Ser. 2017-A, Class A2[f]	875,661
	Ascentium Equipment Receivables, LLC
2,250,000	3.210%, 9/11/2023, Ser. 2018-1A, Class A3[f]	2,274,205

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Asset-Backed Securities (21.4%) - continued
	Assurant CLO III, Ltd.
$4,500,000	3.508%, (LIBOR 3M + 1.230%), 10/20/2031, Ser. 2018-2A, Class Ab,f	$4,493,034
	Axis Equipment Finance Receivables Trust
2,000,000	2.630%, 6/20/2024, Ser. 2019-1A, Class A2[f]	2,007,304
	Bank of the West Auto Trust
2,290,105	2.110%, 1/15/2023, Ser. 2017-1, Class A3[f]	2,288,375
	BCC Funding XIV, LLC
1,468,765	2.960%, 6/20/2023, Ser. 2018-1A, Class A2[f]	1,476,172
	Benefit Street Partners CLO IV, Ltd.
4,800,000	3.528%, (LIBOR 3M + 1.250%), 1/20/2029, Ser. 2014-IVA, Class A1RRb,f	4,800,734
	Betony CLO, Ltd.
3,425,000	3.346%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,f]	3,393,798
	BlueMountain CLO, Ltd.
3,000,000	3.508%, (LIBOR 3M + 1.230%), 1/20/2029, Ser. 2013-1A, Class A1R2[b,f]	3,001,461
	Brazos Higher Education Authority, Inc.
3,661,420	2.932%, (LIBOR 3M + 0.800%), 2/25/2030, Ser. 2011-1, Class A2[b]	3,656,436
	Business Jet Securities, LLC
705,360	4.335%, 2/15/2033, Ser. 2018-1, Class Af	712,266
	Canadian Pacer Auto Receivables Trust
922,348	2.050%, 3/19/2021, Ser. 2017-1A, Class A3[f]	921,942
	Carvana Auto Receivables Trust
5,000,000	2.214%, 10/15/2020, Ser. 2019-3A, Class A1[f]	5,000,777
	CBAM, Ltd.
5,000,000	4.008%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Ab,f	5,004,425
	CCG Receivables Trust
1,516,415	2.500%, 6/16/2025, Ser. 2018-1, Class A2[f]	1,519,547
	Cedar Funding VI CLO, Ltd.
6,000,000	3.368%, (LIBOR 3M + 1.090%), 10/20/2028, Ser. 2016-6A, Class ARb,f	5,996,460
	Chesapeake Funding II, LLC
345,831	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[f]	345,688
	Commonbond Student Loan Trust
213,885	3.200%, 6/25/2032, Ser. 2015-A, Class Af	214,267
1,223,693	2.550%, 5/25/2041, Ser. 2017-AGS, Class A1[f]	1,229,387
2,788,074	2.518%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,f]	2,729,781

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Asset-Backed Securities (21.4%) - continued
	CoreVest American Finance Trust
$2,226,186	3.804%, 6/15/2051, Ser. 2018-1, Class Af	$2,299,893
	Credit Acceptance Auto Loan Trust
2,200,000	3.470%, 5/17/2027, Ser. 2018-2A, Class Af	2,231,902
	Deephaven Residential Mortgage Trust
2,582,650	4.080%, 10/25/2058, Ser. 2018-4A, Class A1[b,f]	2,608,655
	DRB Prime Student Loan Trust
871,446	3.918%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1[b,f]	883,898
	Earnest Student Loan Program, LLC
1,499,376	2.650%, 1/25/2041, Ser. 2017-A, Class A2[f]	1,504,012
	Edlinc Student Loan Funding Trust
390,542	5.502%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,f	390,949
	Fifth Third Auto Trust
822,827	1.800%, 2/15/2022, Ser. 2017-1, Class A3	821,639
	Finance of America Structured Securities Trust
1,775,233	3.375%, 9/25/2028, Ser. 2018-HB1, Class Ab,f	1,778,900
	Garrison BSL CLO, Ltd.
5,000,000	3.273%, (LIBOR 3M + 0.970%), 7/17/2028, Ser. 2018-1A, Class A1[b,f]	4,952,070
	GM Financial Automobile Leasing Trust
6,500,000	3.080%, 12/20/2022, Ser. 2019-1, Class A4	6,607,355
	Golden Credit Card Trust
5,000,000	1.980%, 4/15/2022, Ser. 2017-2A, Class Af	4,995,125
	GoldenTree Loan Opportunities, Ltd.
3,000,000	3.556%, (LIBOR 3M + 1.300%), 10/29/2029, Ser. 2014-9A, Class AJR2[b,f]	2,962,908
	Golub Capital Partners, Ltd.
6,000,000	3.428%, (LIBOR 3M + 1.150%), 10/20/2028, Ser. 2018-39A, Class A1[b,f]	5,999,916
	GreatAmerica Leasing Receivables Funding, LLC
319,425	2.060%, 6/22/2020, Ser. 2017-1, Class A3[f]	319,313
	Invitation Homes Trust
4,359,499	3.125%, (LIBOR 1M + 1.100%), 1/17/2038, Ser. 2018-SFR4, Class Ab,f	4,369,729
	Kubota Credit Owner Trust
91,320	1.500%, 7/15/2020, Ser. 2016-1A, Class A3[f]	91,289
	Lendmark Funding Trust
1,250,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Af	1,249,526
	Marlette Funding Trust
1,963,186	3.200%, 9/15/2028, Ser. 2018-3A, Class Af	1,968,229

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Asset-Backed Securities (21.4%) - continued
$3,215,509	3.440%, 4/16/2029, Ser. 2019-1A, Class Af	$3,238,646
	National Collegiate Trust
1,577,065	2.313%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,f	1,532,190
	Navient Private Education Loan Trust
3,516,284	2.820%, 2/15/2068, Ser. 2019-CA, Class A1[f]	3,547,941
	Navient Student Loan Trust
2,800,000	2.618%, (LIBOR 1M + 0.600%), 7/26/2066, Ser. 2017-3A, Class A2[b,f]	2,806,702
2,953,708	2.768%, (LIBOR 1M + 0.750%), 7/26/2066, Ser. 2017-1A, Class A2[b,f]	2,957,876
	NCUA Guaranteed Notes
745,485	2.399%, (LIBOR 1M + 0.350%), 12/7/2020, Ser. 2010-A1, Class Ab	745,072
	Neuberger Berman CLO, Ltd.
3,000,000	3.458%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,f	2,996,520
	NextGear Floorplan Master Owner Trust
4,000,000	2.560%, 10/17/2022, Ser. 2017-2A, Class A2[f]	4,015,981
	Northstar Education Finance, Inc.
1,046,555	2.718%, (LIBOR 1M + 0.700%), 12/26/2031, Ser. 2012-1, Class Ab,f	1,039,897
	NRZ Excess Spread-Collateralized Notes Series
2,032,774	3.193%, 1/25/2023, Ser. 2018-PLS1, Class Af	2,042,670
	OZLM VIII, Ltd.
3,500,000	3.473%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,f	3,496,350
	PFS Financing Corporation
3,200,000	2.428%, (LIBOR 1M + 0.400%), 2/17/2022, Ser. 2018-A, Class Ab,f	3,200,581
	Pretium Mortgage Credit Partners, LLC
2,953,329	3.721%, 1/25/2059, Ser. 2019-CFL1, Class A1[f,g]	2,946,987
1,959,224	4.826%, 9/25/2058, Ser. 2018-NPL4, Class A1[f,g]	1,969,930
	Progress Residential Trust
3,000,000	3.422%, 8/17/2035, Ser. 2019-SFR1, Class Af	3,085,612
	Prosper Marketplace Issuance Trust
1,692,996	3.350%, 10/15/2024, Ser. 2018-2A, Class Af	1,697,711
	Race Point IX CLO, Ltd.
1,375,000	3.513%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,f	1,374,985
	RCO Mortgage, LLC
5,603,498	4.458%, 10/25/2023, Ser. 2018-2, Class A1[f,g]	5,642,856

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Asset-Backed Securities (21.4%) - continued
	Santander Drive Auto Receivables Trust
$4,066,237	2.208%, 8/17/2020, Ser. 2019-3, Class A1	$4,066,468
	Santander Retail Auto Lease Trust
2,366,848	2.220%, 1/20/2021, Ser. 2017-A, Class A3[f]	2,366,861
	Securitized Term Auto Receivables Trust
182,313	1.890%, 8/25/2020, Ser. 2017-1A, Class A3[f]	182,252
	SLM Student Loan Trust
2,966,926	2.418%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	2,878,078
700,616	2.538%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[b]	701,350
	Small Business Lending Trust
1,500,000	2.850%, 7/15/2026, Ser. 2019-A, Class Af	1,498,078
	SoFi Consumer Loan Program 2018- 3 Trust
1,436,445	3.200%, 8/25/2027, Ser. 2018-3, Class A1[f]	1,440,678
	SoFi Consumer Loan Program Trust
551,696	2.930%, 4/26/2027, Ser. 2018-2, Class A1[f]	552,193
3,967,437	3.010%, 4/25/2028, Ser. 2019-2, Class Af	3,996,645
	SoFi Consumer Loan Program, LLC
803,958	2.770%, 5/25/2026, Ser. 2017-3, Class Af	806,405
	SoFi Professional Loan Program, LLC
506,231	2.420%, 3/25/2030, Ser. 2015-A, Class A2[f]	506,251
680,513	2.510%, 8/25/2033, Ser. 2015-C, Class A2[f]	684,579
374,015	2.868%, (LIBOR 1M + 0.850%), 7/25/2039, Ser. 2016-E, Class A1[b,f]	375,199
	Sound Point CLO XX, Ltd.
4,000,000	3.367%, (LIBOR 3M + 1.100%), 7/26/2031, Ser. 2018-2A, Class Ab,f	3,964,088
	Springleaf Funding Trust
1,295,537	2.900%, 11/15/2029, Ser. 2016-AA, Class Af	1,295,731
	Synchrony Credit Card Master Note Trust
1,500,000	3.470%, 5/15/2026, Ser. 2018-2, Class A	1,570,009
	Tesla Auto Lease Trust
1,978,932	3.710%, 8/20/2021, Ser. 2018-B, Class Af	2,010,779
	Upstart Securitization Trust
641,550	3.330%, 12/22/2025, Ser. 2018-2, Class Af	641,999
2,204,207	3.450%, 4/20/2026, Ser. 2019-1, Class Af	2,208,757
3,841,342	2.897%, 9/20/2029, Ser. 2019-2, Class Af	3,849,478

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Asset-Backed Securities (21.4%) - continued
	Vericrest Opportunity Loan Transferee
$1,973,441	4.213%, 8/25/2048, Ser. 2018-NPL5, Class A1Af,g	$1,978,567
2,968,323	3.352%, 9/25/2049, Ser. 2019-NPL5, Class A1Af,g	2,977,555
	Vericrest Opportunity Loan Trust
3,755,080	4.458%, 10/25/2048, Ser. 2018-NPL9, Class A1Af,g	3,773,875
	Verizon Owner Trust
5,500,000	2.060%, 4/20/2022, Ser. 2017-3A, Class A1Af	5,498,761
	Wheels SPV 2, LLC
659,920	1.880%, 4/20/2026, Ser. 2017-1A, Class A2[f]	659,383

	Total	200,193,679

Basic Materials (1.2%)
	ArcelorMittal
1,500,000	4.550%, 3/11/2026	1,569,403
	Dow Chemical Company
1,500,000	3.150%, 5/15/2024[f]	1,540,444
	DowDuPont, Inc.
2,000,000	4.205%, 11/15/2023	2,144,491
	Georgia-Pacific, LLC
2,005,000	2.539%, 11/15/2019[f]	2,005,343
	Glencore Funding, LLC
1,500,000	3.000%, 10/27/2022[f]	1,511,310
	Kinross Gold Corporation
1,000,000	5.950%, 3/15/2024	1,113,050
	Syngenta Finance NV
1,000,000	4.892%, 4/24/2025[f]	1,059,178

	Total	10,943,219

Capital Goods (1.2%)
	Lockheed Martin Corporation
1,000,000	2.500%, 11/23/2020	1,004,386
	Northrop Grumman Corporation
2,000,000	2.550%, 10/15/2022	2,027,841
	Republic Services, Inc.
1,250,000	2.500%, 8/15/2024	1,263,769
	Roper Technologies, Inc.
500,000	2.800%, 12/15/2021	508,008
1,250,000	3.650%, 9/15/2023	1,312,310
750,000	2.350%, 9/15/2024	750,212
	Siemens Financieringsmaatschappij NV
2,000,000	2.729%, (LIBOR 3M + 0.610%), 3/16/2022[b,f]	2,016,699
	Textron, Inc.
2,000,000	3.875%, 3/1/2025	2,111,400
	Waste Management, Inc.
750,000	2.950%, 6/15/2024	775,508

	Total	11,770,133

Collateralized Mortgage Obligations (15.7%)
	Ajax Mortgage Loan Trust
4,803,772	2.956%, 9/25/2065, Ser. 2019-D, Class A1[f]	4,787,560
	Angel Oak Mortgage Trust I, LLC
3,056,246	3.258%, 4/27/2048, Ser. 2018-1, Class A1[b,f]	3,064,062
2,897,046	3.674%, 7/27/2048, Ser. 2018-2, Class A1[b,f]	2,923,777

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Collateralized Mortgage Obligations (15.7%) - continued
$2,210,290	3.628%, 3/25/2049, Ser. 2019-2, Class A1[b,f]	$2,241,175
	Antler Mortgage Trust
2,500,000	4.458%, 6/27/2022, Ser. 2019-RTL1, Class A1[f]	2,533,877
3,250,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[f]	3,268,101
	Banc of America Funding Trust
1,706,252	5.750%, 3/25/2036, Ser. 2006-3, Class 3A1	1,770,806
	Bear Stearns Adjustable Rate Mortgage Trust
304,417	4.270%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	312,635
820,795	4.753%, 10/25/2036, Ser. 2006-4, Class 1A1[b]	805,483
	Bellemeade Re, Ltd.
1,539,903	2.968%, (LIBOR 1M + 0.950%), 8/25/2028, Ser. 2018-2A, Class M1Ab,f	1,540,355
	BRAVO Residential Funding Trust
2,278,513	3.500%, 3/25/2058, Ser. 2019-1, Class A1Cf	2,322,588
	Cascade Funding Mortgage Trust
2,714,798	4.000%, 10/25/2068, Ser. 2018-RM2, Class Ab,f	2,805,337
	Civic Mortgage, LLC
2,799,237	4.349%, 11/25/2022, Ser. 2018-2, Class A1[f,g]	2,804,416
	COLT Funding, LLC
731,220	3.470%, 7/27/2048, Ser. 2018-2, Class A1[b,f]	733,714
2,781,292	2.764%, 8/25/2049, Ser. 2019-3, Class A1[b,f]	2,795,481
	Countrywide Alternative Loan Trust
297,643	5.500%, 11/25/2035, Ser. 2005-49CB, Class A1	291,895
313,756	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	303,614
573,932	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	572,592
	Countrywide Home Loans, Inc.
745,635	3.841%, 9/20/2036, Ser. 2006-HYB5, Class 2A1[b]	652,080
	Credit Suisse Mortgage Capital Certificates
5,000,000	3.008%, (LIBOR 1M + 0.980%), 5/15/2036, Ser. 2019-ICE4, Class Ab,f	4,999,992
4,982,529	3.322%, 10/25/2058, Ser. 2019-RPL8, Class A1[b,f]	5,003,628
	Eagle RE 2019-1, Ltd.
3,500,000	3.268%, (LIBOR 1M + 1.250%), 4/25/2029, Ser. 2019-1, Class M1Ab,f	3,499,086
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
306,691	2.250%, 6/25/2025, Ser. 2010-58, Class PT	306,250
	FWD Securitization Trust
3,826,528	2.810%, 6/25/2049, Ser. 2019-INV1, Class A1[b,f]	3,841,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Collateralized Mortgage Obligations (15.7%) - continued
	GCAT Trust
$4,221,535	2.985%, 2/25/2059, Ser. 2019-NQM1, Class A1[f,g]	$4,231,336
	GMAC Mortgage Corporation Loan Trust
74,283	2.518%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,h]	88,139
344,589	5.750%, 10/25/2036, Ser. 2006-HE3, Class A2[b]	363,532
	GS Mortgage-Backed Securities Trust
3,187,832	3.750%, 10/25/2057, Ser. 2018-RPL1, Class A1Af	3,317,325
1,412,609	2.625%, 1/25/2059, Ser. 2019-SL1, Class A1[b,f]	1,403,472
	GSAA Home Equity Trust
844,141	4.485%, 8/25/2034, Ser. 2004-10, Class M2[g]	880,955
	Homeward Opportunities Fund I Trust
5,472,948	3.454%, 1/25/2059, Ser. 2019-1, Class A1[b,f]	5,515,341
	Homeward Opportunities Fund Trust
2,781,510	3.766%, 6/25/2048, Ser. 2018-1, Class A1[b,f]	2,809,222
	J.P. Morgan Alternative Loan Trust
1,205,652	4.330%, 3/25/2036, Ser. 2006-A1, Class 2A1[b]	1,143,235
	Legacy Mortgage Asset Trust
3,984,543	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[f]	4,032,321
	Master Asset Securitization Trust
934,404	2.518%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	392,025
	Merrill Lynch Mortgage Investors Trust
263,845	3.203%, (LIBOR 1M + 1.185%), 7/25/2035, Ser. 2004-WMC5, Class M3[b]	264,241
	Mortgage Equity Conversion Asset Trust
3,144,503	2.300%, (CMT 1Y + 0.490%), 1/25/2042, Ser. 2007-FF1, Class Ab,f	2,881,081
3,064,895	2.400%, (CMT 1Y + 0.470%), 2/25/2042, Ser. 2007-FF2, Class Ab,f	2,847,593
	New Residential Mortgage, LLC
2,888,824	3.790%, 7/25/2054, Ser. 2018-FNT2, Class Af	2,937,069
	Preston Ridge Partners Mortgage Trust, LLC
1,286,942	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[f,g]	1,296,036
2,302,094	3.967%, 4/25/2024, Ser. 2019-2A, Class A1[f,g]	2,325,427
	Radnor RE, Ltd.
2,331,107	3.418%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1[b,f]	2,334,282
2,250,000	3.268%, (LIBOR 1M + 1.250%), 2/25/2029, Ser. 2019-1, Class M1Ab,f	2,249,390

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Collateralized Mortgage Obligations (15.7%) - continued
	RCO Mortgage, LLC
$3,565,738	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[b,f]	$3,636,719
	Renaissance Home Equity Loan Trust
1,143,810	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[g]	588,615
	Residential Asset Securitization Trust
603,510	5.750%, 2/25/2036, Ser. 2005-A15, Class 5A1	413,013
	Residential Funding Mortgage Security I Trust
511,281	5.500%, 10/25/2021, Ser. 2006-S10, Class 2A1	486,893
	Specialty Underwriting and Residential Finance Trust
3,069,670	3.018%, (LIBOR 1M + 1.000%), 7/25/2035, Ser. 2004-BC3, Class A2Cb	3,060,730
3,539,027	2.998%, (LIBOR 1M + 0.980%), 10/25/2035, Ser. 2004-BC4, Class A2Cb	3,540,683
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[f]	2,000,000
	Stanwich Mortgage Loan Trust
1,597,382	4.500%, 10/18/2023, Ser. 2018-NPB2, Class A1[f]	1,608,891
	Starwood Mortgage Residential Trust
3,167,991	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,f]	3,228,095
	Structured Asset Securities Corporation Trust
538,314	5.500%, 12/25/2034, Ser. 2005-10, Class 3A1	537,180
	Terwin Mortgage Trust
1,402,919	3.018%, (LIBOR 1M + 1.000%), 12/25/2034, Ser. 2004-21HE, Class 2M2[b,f]	1,409,375
	Toorak Mortgage Corporation
2,500,000	4.375%, 8/25/2021, Ser. 2018-1, Class A1[f,g]	2,525,606
3,000,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[f,g]	3,048,218
	Vericrest Opportunity Loan Transferee
2,324,807	4.115%, 9/25/2048, Ser. 2018-NPL6, Class A1Af,g	2,331,547
	Vericrest Opportunity Loan Trust
1,297,434	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[f,g]	1,299,505
3,017,596	3.967%, 3/25/2049, Ser. 2019-NPL3, Class A1[f,g]	3,034,458
1,447,349	3.352%, 8/25/2049, Ser. 2019-NPL4, Class A1Af,g	1,449,942
	Vericrest Opportunity Loan Trust LXXI, LLC
1,462,279	3.967%, 9/25/2048, Ser. 2018-NPL7, Class A1Af,g	1,469,320
	Verus Securitization Trust
3,714,356	3.836%, 2/25/2059, Ser. 2019-1, Class A1[b,f]	3,755,274
3,578,346	3.211%, 4/25/2059, Ser. 2019-2, Class A1[b,f]	3,597,955
3,903,891	2.913%, 7/25/2059, Ser. 2019-INV2, Class A1[b,f]	3,914,333

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Collateralized Mortgage Obligations (15.7%) - continued
	Wachovia Asset Securitization, Inc.
$454,466	2.158%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class Ab,f,h	$426,335
	Wachovia Mortgage Loan Trust, LLC
279,669	4.848%, 5/20/2036, Ser. 2006-A, Class 2A1[b]	276,905
	WaMu Mortgage Pass Through Certificates
2,127,747	3.326%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	2,016,530
1,251,447	3.186%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	1,214,705
	Wells Fargo Mortgage Backed Securities Trust
533,130	5.500%, 8/25/2035, Ser. 2005-6, Class A12	550,659
305,894	5.005%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	314,306

	Total	147,227,918

Commercial Mortgage-Backed Securities (0.4%)
	Federal National Mortgage Association - ACES
2,293,631	3.560%, 9/25/2021, Ser. 2018-M5, Class A2[b]	2,336,153
	GSAA Home Equity Trust
1,025,868	3.968%, (LIBOR 1M + 1.950%), 5/25/2034, Ser. 2004-4, Class M2[b]	1,059,279

	Total	3,395,432

Communications Services (1.8%)
	American Tower Corporation
2,200,000	3.450%, 9/15/2021	2,250,738
1,500,000	3.375%, 5/15/2024	1,560,508
	AT&T, Inc.
1,000,000	3.200%, 3/1/2022	1,024,420
2,000,000	3.065%, (LIBOR 3M + 0.890%), 2/15/2023[b]	2,003,272
	Charter Communications Operating, LLC
1,000,000	3.579%, 7/23/2020	1,008,948
1,000,000	4.500%, 2/1/2024	1,074,425
	Cox Communications, Inc.
1,500,000	3.150%, 8/15/2024[f]	1,536,317
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	253,422
1,000,000	2.250%, 9/1/2021	1,000,790
1,000,000	3.200%, 9/1/2024	1,030,552
	Discovery Communications, LLC
2,000,000	2.950%, 3/20/2023	2,032,205
	Fox Corporation
1,000,000	3.666%, 1/25/2022[f]	1,032,532
	Omnicom Group, Inc.
1,242,000	3.625%, 5/1/2022	1,287,804

	Total	17,095,933

Consumer Cyclical (1.6%)
	Alibaba Group Holding, Ltd.
500,000	2.800%, 6/6/2023	507,432

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Consumer Cyclical (1.6%) - continued
	BMW U.S. Capital, LLC
$2,000,000	3.150%, 4/18/2024[f]	$2,072,052
	Daimler Finance North America, LLC
2,000,000	2.817%, (LIBOR 3M + 0.530%), 5/5/2020[b,f]	2,002,950
1,000,000	3.127%, (LIBOR 3M + 0.840%), 5/4/2023[b,f]	1,000,506
	Ford Motor Credit Company, LLC
1,000,000	3.393%, (LIBOR 3M + 1.235%), 2/15/2023[b]	969,580
	Home Depot, Inc.
1,900,000	4.400%, 4/1/2021	1,962,230
	Hyundai Capital Services, Inc.
1,000,000	3.000%, 3/6/2022[f]	1,008,387
1,500,000	3.000%, 8/29/2022[f]	1,513,414
	Ralph Lauren Corporation
275,000	2.625%, 8/18/2020	276,737
	Volkswagen Group of America Finance, LLC
2,000,000	4.250%, 11/13/2023[f]	2,131,007
1,500,000	2.850%, 9/26/2024[f]	1,507,946

	Total	14,952,241

Consumer Non-Cyclical (4.3%)
	Abbott Laboratories
1,263,000	2.550%, 3/15/2022	1,276,139
	Actavis Funding SCS
2,000,000	3.850%, 6/15/2024	2,110,514
	Altria Group, Inc.
2,000,000	3.800%, 2/14/2024	2,090,932
	Anheuser-Busch InBev Finance, Inc.
1,272,000	3.300%, 2/1/2023	1,322,309
	Bayer U.S. Finance, LLC
1,250,000	2.375%, 10/8/2019[f]	1,249,990
2,000,000	3.129%, (LIBOR 3M + 1.010%), 12/15/2023[b,f]	2,001,218
	Becton, Dickinson and Company
750,000	2.979%, (LIBOR 3M + 0.875%), 12/29/2020[b]	750,251
2,050,000	3.125%, 11/8/2021	2,084,670
	Cargill, Inc.
1,000,000	3.250%, 3/1/2023[f]	1,036,956
	Celgene Corporation
2,000,000	3.625%, 5/15/2024	2,112,193
	Church & Dwight Company, Inc.
1,345,000	2.450%, 12/15/2019	1,344,731
	CK Hutchison International, Ltd.
2,000,000	2.750%, 3/29/2023[f]	2,019,052
	Conagra Brands, Inc.
1,750,000	4.300%, 5/1/2024	1,877,928
	Constellation Brands, Inc.
1,000,000	2.700%, 5/9/2022	1,012,642
500,000	3.200%, 2/15/2023	515,329
	CVS Health Corporation
1,750,000	3.700%, 3/9/2023	1,821,446
1,000,000	4.000%, 12/5/2023	1,056,803
1,000,000	4.100%, 3/25/2025	1,067,796
	General Mills, Inc.
1,500,000	3.313%, (LIBOR 3M + 1.010%), 10/17/2023[b]	1,510,825
	Imperial Brands Finance plc
1,750,000	3.125%, 7/26/2024[f]	1,753,720
	Imperial Tobacco Finance plc
1,500,000	3.750%, 7/21/2022[f]	1,544,257

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Consumer Non-Cyclical (4.3%) - continued
	Laboratory Corporation of America Holdings
$1,485,000	2.625%, 2/1/2020	$1,486,026
	Mead Johnson Nutrition Company
1,000,000	3.000%, 11/15/2020	1,008,659
	Smithfield Foods, Inc.
2,000,000	2.650%, 10/3/2021[f]	1,980,780
	UnitedHealth Group, Inc.
1,000,000	3.500%, 2/15/2024	1,052,316
	Zimmer Biomet Holdings, Inc.
1,500,000	2.914%, (LIBOR 3M + 0.750%), 3/19/2021[b]	1,500,026
	Zoetis, Inc.
1,450,000	3.250%, 2/1/2023	1,488,453

	Total	40,075,961

Energy (2.7%)
	BP Capital Markets America, Inc.
1,500,000	2.814%, (LIBOR 3M + 0.650%), 9/19/2022[b]	1,504,223
1,000,000	3.790%, 2/6/2024	1,064,044
	Encana Corporation
1,000,000	3.900%, 11/15/2021	1,024,409
	Energy Transfer Operating, LP
1,660,000	4.200%, 9/15/2023	1,746,404
	EOG Resources, Inc.
1,025,000	2.625%, 3/15/2023	1,044,838
	EQM Midstream Partners LP
1,500,000	4.750%, 7/15/2023	1,505,648
	Exxon Mobil Corporation
1,785,000	2.482%, (LIBOR 3M + 0.370%), 3/6/2022[b]	1,792,727
	Hess Corporation
2,000,000	3.500%, 7/15/2024	2,041,270
	Marathon Oil Corporation
1,000,000	2.800%, 11/1/2022	1,006,242
	Marathon Petroleum Corporation
1,325,000	3.400%, 12/15/2020	1,339,597
	MPLX, LP
500,000	3.500%, 12/1/2022[f]	514,210
1,500,000	4.875%, 6/1/2025	1,650,347
	Newfield Exploration Company
1,000,000	5.750%, 1/30/2022	1,068,126
	ONEOK, Inc.
1,000,000	2.750%, 9/1/2024	1,005,173
	Petroleos Mexicanos
1,311,000	2.378%, 4/15/2025	1,326,963
	Plains All American Pipeline, LP
2,000,000	3.850%, 10/15/2023	2,071,737
	Schlumberger Holdings Corporation
1,500,000	3.750%, 5/1/2024[f]	1,579,868
	Transcontinental Gas Pipe Line Company, LLC
600,000	7.850%, 2/1/2026	759,675
	Williams Partners, LP
1,325,000	3.600%, 3/15/2022	1,361,055

	Total	25,406,556

Financials (12.8%)
	ABN AMRO Bank NV
1,900,000	2.450%, 6/4/2020[f]	1,902,185
	AerCap Ireland Capital Designated Activity Company and AerCap Global Aviation Trust
1,000,000	3.300%, 1/23/2023	1,019,816

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Financials (12.8%) - continued
	American Express Credit Corporation
$850,000	3.169%, (LIBOR 3M + 1.050%), 9/14/2020[b]	$856,660
	American International Group, Inc.
1,150,000	3.300%, 3/1/2021	1,168,075
	Ares Capital Corporation
1,250,000	3.875%, 1/15/2020	1,253,331
	Athene Global Funding
2,000,000	3.562%, (LIBOR 3M + 1.230%), 7/1/2022[b,f]	2,023,456
	Banco Santander SA
800,000	3.460%, (LIBOR 3M + 1.120%), 4/12/2023[b]	800,736
	Bank of America Corporation
500,000	2.816%, 7/21/2023[b]	506,941
1,000,000	3.458%, 3/15/2025[b]	1,043,378
1,100,000	6.100%, 3/17/2025[b,i]	1,201,750
	Bank of Montreal
1,500,000	3.300%, 2/5/2024	1,561,039
	Bank of New York Mellon Corporation
675,000	4.500%, 6/20/2023[b,i]	672,469
	Barclays plc
1,250,000	3.250%, 1/12/2021	1,259,055
1,000,000	3.684%, 1/10/2023	1,017,005
2,000,000	3.548%, (LIBOR 3M + 1.380%), 5/16/2024[b]	1,989,913
	BPCE SA
1,000,000	3.370%, (LIBOR 3M + 1.220%), 5/22/2022[b,f]	1,011,619
	Capital One Financial Corporation
2,000,000	2.941%, (LIBOR 3M + 0.760%), 5/12/2020[b]	2,006,394
1,500,000	3.900%, 1/29/2024	1,584,909
	Capital One NA
1,000,000	3.007%, (LIBOR 3M + 0.820%), 8/8/2022[b]	1,002,890
	CIT Bank NA
700,000	2.969%, 9/27/2025[b]	700,875
	Citigroup, Inc.
1,500,000	3.236%, (LIBOR 3M + 0.960%), 4/25/2022[b]	1,515,846
	CNA Financial Corporation
1,250,000	5.750%, 8/15/2021	1,327,593
	Comerica, Inc.
750,000	3.700%, 7/31/2023	787,529
	Compass Bank
1,500,000	2.875%, 6/29/2022	1,520,285
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,600,000	2.500%, 1/19/2021	1,609,174
	Credit Agricole SA
1,050,000	8.125%, 12/23/2025[b,f,i]	1,235,062
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[f]	1,668,750
990,000	7.500%, 12/11/2023[b,f,i]	1,093,950
	Danske Bank AS
1,500,000	5.375%, 1/12/2024[f]	1,647,802
	Discover Bank
1,850,000	8.700%, 11/18/2019	1,864,307
1,250,000	2.450%, 9/12/2024	1,246,609
	Fifth Third Bancorp
1,185,000	2.875%, 10/1/2021	1,199,990
	GATX Corporation
1,500,000	4.350%, 2/15/2024	1,604,543

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Financials (12.8%) - continued
	Goldman Sachs Capital II
$88,000	4.000%, (LIBOR 3M + 0.768%), 11/1/2019[b,i]	$74,281
	Goldman Sachs Group, Inc.
2,160,000	3.419%, (LIBOR 3M + 1.160%), 4/23/2020[b]	2,169,439
	HSBC Bank Canada
1,000,000	3.300%, 11/28/2021[f]	1,028,205
	HSBC Holdings plc
1,325,000	3.789%, (LIBOR 3M + 1.500%), 1/5/2022[b]	1,349,810
2,000,000	3.262%, 3/13/2023[b]	2,034,701
1,500,000	6.250%, 3/23/2023[b,i]	1,550,250
	Huntington Bancshares, Inc.
1,550,000	3.150%, 3/14/2021	1,570,817
	ING Groep NV
1,650,000	6.000%, 4/16/2020[b,i]	1,665,015
2,600,000	3.254%, (LIBOR 3M + 1.150%), 3/29/2022[b]	2,633,098
500,000	4.625%, 1/6/2026[f]	553,104
	International Lease Finance Corporation
1,560,000	5.875%, 8/15/2022	1,709,212
	J.P. Morgan Chase & Company
1,500,000	2.250%, 1/23/2020	1,500,399
1,250,000	5.300%, 5/1/2020[b,i]	1,262,450
1,750,000	3.875%, 9/10/2024	1,864,452
1,500,000	3.188%, (LIBOR 3M + 0.850%), 1/10/2025[b,j]	1,499,285
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	783,514
	Lincoln National Corporation
1,000,000	4.000%, 9/1/2023	1,059,380
	Lloyds Banking Group plc
1,500,000	2.858%, 3/17/2023[b]	1,504,840
2,000,000	2.907%, 11/7/2023[b]	2,003,965
350,000	4.582%, 12/10/2025	367,634
	Macquarie Group, Ltd.
1,500,000	3.164%, (LIBOR 3M + 1.020%), 11/28/2023[b,f]	1,503,360
	Mitsubishi UFJ Financial Group, Inc.
1,325,000	3.187%, (LIBOR 3M + 1.060%), 9/13/2021[b]	1,339,403
1,400,000	3.070%, (LIBOR 3M + 0.920%), 2/22/2022[b]	1,409,233
	Mizuho Financial Group Cayman 3, Ltd.
825,000	4.600%, 3/27/2024[f]	880,149
	Mizuho Financial Group, Inc.
1,325,000	3.267%, (LIBOR 3M + 1.140%), 9/13/2021[b]	1,340,593
1,500,000	2.555%, 9/13/2025[b]	1,496,051
	Morgan Stanley
1,000,000	5.913%, (LIBOR 3M + 3.610%), 1/15/2020[b,i]	1,008,200
750,000	2.720%, 7/22/2025[b]	758,654
1,750,000	5.000%, 11/24/2025	1,960,853
	Nationwide Building Society
2,000,000	3.766%, 3/8/2024[b,f]	2,053,880
	PayPal Holdings, Inc.
1,000,000	2.200%, 9/26/2022	1,002,299
1,000,000	2.400%, 10/1/2024	1,003,322
	Peachtree Corners Funding Trust
1,375,000	3.976%, 2/15/2025[f]	1,448,560

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Financials (12.8%) - continued
	Realty Income Corporation
$2,000,000	3.250%, 10/15/2022	$2,063,973
	Regions Financial Corporation
1,000,000	3.200%, 2/8/2021	1,012,316
	Reinsurance Group of America, Inc.
2,000,000	4.700%, 9/15/2023	2,161,270
	Royal Bank of Scotland Group plc
1,000,000	3.498%, 5/15/2023[b]	1,013,344
2,000,000	3.628%, (LIBOR 3M + 1.470%), 5/15/2023[b]	2,001,811
	Santander Holdings USA, Inc.
1,000,000	3.400%, 1/18/2023	1,023,370
	Santander UK Group Holdings plc
750,000	3.125%, 1/8/2021	755,093
	Simon Property Group, LP
1,390,000	2.500%, 9/1/2020	1,394,654
1,600,000	2.500%, 7/15/2021	1,612,419
	Stadshypotek AB
2,000,000	2.500%, 4/5/2022[f]	2,031,092
	Standard Chartered plc
1,175,000	3.950%, 1/11/2023[f]	1,204,313
	State Street Corporation
2,499,000	3.024%, (LIBOR 3M + 0.900%), 8/18/2020[b]	2,516,704
	Sumitomo Mitsui Financial Group, Inc.
1,700,000	2.448%, 9/27/2024	1,698,882
	SunTrust Banks, Inc.
775,000	2.900%, 3/3/2021	783,059
	Synchrony Financial
1,440,000	3.517%, (LIBOR 3M + 1.230%), 2/3/2020[b]	1,443,090
250,000	2.850%, 7/25/2022	252,204
1,485,000	4.250%, 8/15/2024	1,566,782
	USB Realty Corporation
1,495,000	3.450%, (LIBOR 3M + 1.147%), 1/15/2022[b,f,i]	1,278,225
	Ventas Realty, LP
2,000,000	3.100%, 1/15/2023	2,051,654
	Voya Financial, Inc.
500,000	5.650%, 5/15/2053[b]	527,280
	Wells Fargo & Company
538,000	5.889%, (LIBOR 3M + 3.770%), 12/15/2019[b,i]	544,725
750,000	3.450%, 2/13/2023	774,744
1,500,000	3.750%, 1/24/2024	1,588,575

	Total	119,591,923

Foreign Government (0.3%)
	Kommunalbanken AS
2,555,000	1.500%, 10/22/2019[f]	2,554,003

	Total	2,554,003

Mortgage-Backed Securities (4.5%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,750,000	2.500%, 10/1/2034[e]	1,765,073
5,650,000	3.500%, 10/1/2034[e]	5,843,777
10,328,000	3.000%, 10/1/2034[e]	10,558,363
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
299,965	4.430%, (LIBOR 12M + 1.493%), 1/1/2043[b]	307,949

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Mortgage-Backed Securities (4.5%) - continued
$424,805	4.321%, (LIBOR 12M + 1.550%), 7/1/2043[b]	$440,146
6,535,000	3.500%, 10/1/2049[e]	6,704,757
16,112,000	3.000%, 10/1/2049[e]	16,357,456

	Total	41,977,521

Technology (1.4%)
	Apple, Inc.
1,735,000	2.476%, (LIBOR 3M + 0.300%), 5/6/2020[b]	1,736,689
	Dell International, LLC/EMC Corporation
1,500,000	4.000%, 7/15/2024[f]	1,568,958
	Fiserv, Inc.
2,000,000	2.750%, 7/1/2024	2,034,204
	Global Payments, Inc.
875,000	2.650%, 2/15/2025	878,720
	Hewlett Packard Enterprise Company
1,750,000	3.500%, 10/5/2021	1,794,042
	Marvell Technology Group, Ltd.
1,000,000	4.200%, 6/22/2023	1,048,217
	Panasonic Corporation
1,000,000	2.536%, 7/19/2022[f]	1,006,093
1,000,000	2.679%, 7/19/2024[f]	1,012,597
	Texas Instruments, Inc.
1,000,000	1.750%, 5/1/2020	998,933
	VMware, Inc.
1,000,000	2.950%, 8/21/2022	1,014,207

	Total	13,092,660

Transportation (2.2%)
	Air Canada Pass Through Trust
1,044,521	3.875%, 3/15/2023[f]	1,058,414
	Air Lease Corporation
1,750,000	3.500%, 1/15/2022	1,794,910
1,500,000	4.250%, 2/1/2024	1,589,131
	Aircastle, Ltd.
1,500,000	4.400%, 9/25/2023	1,576,677
	American Airlines Pass Through Trust
744,914	4.950%, 1/15/2023	780,819
703,174	3.700%, 5/1/2023	710,417
	Avolon Holdings Funding, Ltd.
1,500,000	3.950%, 7/1/2024[f]	1,538,550
	British Airways plc
1,101,320	4.625%, 6/20/2024[f]	1,166,959
	Continental Airlines, Inc.
2,290,235	4.150%, 4/11/2024	2,411,846
	Delta Air Lines, Inc.
364,248	4.750%, 5/7/2020	368,728
	ERAC USA Finance, LLC
1,600,000	2.600%, 12/1/2021[f]	1,608,084
	J.B. Hunt Transport Services, Inc.
1,175,000	3.300%, 8/15/2022	1,201,782
	Penske Truck Leasing Company, LP
750,000	3.650%, 7/29/2021[f]	767,361
1,000,000	2.700%, 11/1/2024[f]	1,002,218
1,000,000	3.950%, 3/10/2025[f]	1,056,390
	Ryder System, Inc.
1,000,000	3.400%, 3/1/2023	1,033,186
	TTX Company
800,000	4.125%, 10/1/2023[f]	841,601

	Total	20,507,073

Principal Amount	Long-Term Fixed Income (94.6%)	Value

U.S. Government & Agencies (20.1%)
	Federal Home Loan Bank
$6,500,000	2.500%, 2/13/2024	$6,746,962
3,000,000	1.500%, 8/15/2024	2,985,302
	Federal National Mortgage Association
3,000,000	2.875%, 9/12/2023	3,144,758
	U.S. Treasury Bonds
1,325,000	2.250%, 11/15/2027	1,386,126
1,335,000	5.500%, 8/15/2028	1,757,924
11,750,000	2.625%, 2/15/2029	12,720,293
200,000	3.000%, 5/15/2042	234,031
1,425,000	2.500%, 5/15/2046	1,535,883
1,600,000	2.875%, 5/15/2049	1,867,625
	U.S. Treasury Bonds, TIPS
2,667,576	0.125%, 1/15/2023	2,645,834
	U.S. Treasury Notes
1,100,000	1.875%, 12/15/2020	1,100,988
2,500,000	2.500%, 2/28/2021	2,525,586
1,550,000	1.375%, 5/31/2021	1,541,281
1,250,000	2.625%, 6/15/2021	1,269,092
29,095,000	1.125%, 8/31/2021	28,799,504
35,900,000	2.500%, 1/15/2022	36,595,563
1,500,000	1.875%, 7/31/2022	1,511,367
19,585,000	2.000%, 11/30/2022	19,833,638
7,750,000	2.750%, 7/31/2023	8,087,246
22,820,000	2.500%, 1/31/2024	23,705,166
1,000,000	1.250%, 8/31/2024	986,133
2,000,000	2.875%, 7/31/2025	2,141,406
18,125,000	2.625%, 1/31/2026	19,223,828
	U.S. Treasury Notes, TIPS
5,953,695	0.125%, 4/15/2021	5,889,966

	Total	188,235,502

Utilities (3.0%)
	Ameren Corporation
1,150,000	2.700%, 11/15/2020	1,155,991
750,000	2.500%, 9/15/2024	753,808
	American Electric Power Company, Inc.
1,000,000	3.650%, 12/1/2021	1,031,567
	CenterPoint Energy, Inc.
1,750,000	3.850%, 2/1/2024	1,846,722
	DTE Energy Company
1,500,000	3.700%, 8/1/2023	1,572,982
1,500,000	2.529%, 10/1/2024	1,504,631
	Duke Energy Carolinas, LLC
500,000	3.950%, 11/15/2028	558,175
	Enel Finance International NV
2,000,000	2.750%, 4/6/2023[f]	2,012,638
	Exelon Corporation
1,650,000	2.850%, 6/15/2020	1,656,898
1,250,000	3.497%, 6/1/2022	1,282,698
	Exelon Generation Company, LLC
1,255,000	2.950%, 1/15/2020	1,256,713
	ITC Holdings Corporation
1,500,000	2.700%, 11/15/2022	1,514,489
	Jersey Central Power & Light Company
1,500,000	4.300%, 1/15/2026[f]	1,642,307
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043[b]	1,171,356
	NiSource Finance Corporation
1,000,000	2.650%, 11/17/2022	1,011,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Utilities (3.0%) - continued
	NiSource, Inc.
$1,250,000	5.650%, 6/15/2023[b,i]	$1,256,250
	PPL Capital Funding, Inc.
1,580,000	3.500%, 12/1/2022	1,629,544
	Public Service Enterprise Group, Inc.
2,000,000	2.875%, 6/15/2024	2,052,408
	Sempra Energy
1,250,000	2.400%, 3/15/2020	1,250,554
	Southern Company
1,500,000	2.950%, 7/1/2023	1,531,039

	Total	27,692,720

	Total Long-Term Fixed Income (cost $872,128,220)	884,712,474

Shares	Registered Investment Companies (2.1%)	Value

Unaffiliated (2.1%)
245,500	Vanguard Short-Term Corporate Bond ETF	19,897,775

	Total	19,897,775

	Total Registered Investment Companies (cost $19,856,608)	19,897,775

Shares	Preferred Stock (0.2%)	Value

Financials (0.2%)
66,000	Citigroup Capital XIII, 8.636%[b]	1,810,380

	Total	1,810,380

	Total Preferred Stock (cost $1,821,600)	1,810,380

Shares	Common Stock (<0.1%)	Value

Energy (<0.1%)
38,985	Pacific Drilling SAk	152,431

	Total	152,431

	Total Common Stock (cost $793,888)	152,431

Shares	Collateral Held for Securities Loaned (<0.1%)	Value

60,623	Thrivent Cash Management Trust	60,623

	Total Collateral Held for Securities Loaned (cost $60,623)	60,623

Shares or Principal Amount	Short-Term Investments (7.0%)	Value

	Federal Home Loan Bank Discount Notes
200,000	2.000%, 11/1/2019[l,m]	199,676
900,000	1.910%, 12/5/2019[l,m]	896,962
	Thrivent Core Short-Term Reserve Fund
6,426,202	2.230%	64,262,018

	Total Short-Term Investments (cost $65,358,569)	65,358,656

	Total Investments (cost $963,418,351) 104.3%	$975,306,247

	Other Assets and Liabilities, Net (4.3%)	(40,338,758)

	Total Net Assets 100.0%	$934,967,489

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 30, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $382,245,510 or 40.9% of total net assets.

g

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2019.

h	All or a portion of the security is insured or guaranteed.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	All or a portion of the security is on loan.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Portfolio as of September 30, 2019:

Securities Lending Transactions
Long-Term Fixed Income	$58,972

Total lending	$58,972
Gross amount payable upon return of collateral for securities loaned	$60,623

Net amounts due to counterparty	$1,651

Definitions:
ACES	-	Alternative Credit Enhancement Securities
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	141,712	–	68,947	72,765
Capital Goods	254,427	–	254,427	–
Communications Services	614,160	–	434,835	179,325
Consumer Cyclical	232,013	–	48,205	183,808
Consumer Non-Cyclical	997,469	–	997,469	–
Energy	298,259	–	298,259	–
Financials	490,044	–	490,044	–
Technology	285,824	–	285,824	–
Long-Term Fixed Income
Asset-Backed Securities	200,193,679	–	200,193,679	–
Basic Materials	10,943,219	–	10,943,219	–
Capital Goods	11,770,133	–	11,770,133	–
Collateralized Mortgage Obligations	147,227,918	–	147,227,918	–
Commercial Mortgage-Backed Securities	3,395,432	–	3,395,432	–
Communications Services	17,095,933	–	17,095,933	–
Consumer Cyclical	14,952,241	–	14,952,241	–
Consumer Non-Cyclical	40,075,961	–	40,075,961	–
Energy	25,406,556	–	25,406,556	–
Financials	119,591,923	–	119,591,923	–
Foreign Government	2,554,003	–	2,554,003	–
Mortgage-Backed Securities	41,977,521	–	41,977,521	–
Technology	13,092,660	–	13,092,660	–
Transportation	20,507,073	–	20,507,073	–
U.S. Government & Agencies	188,235,502	–	188,235,502	–
Utilities	27,692,720	–	27,692,720	–
Registered Investment Companies
Unaffiliated	19,897,775	19,897,775	–	–
Preferred Stock
Financials	1,810,380	1,810,380	–	–
Common Stock
Energy	152,431	152,431	–	–
Short-Term Investments	1,096,638	–	1,096,638	–
Subtotal Investments in Securities	$910,983,606	$21,860,586	$888,687,122	$435,898
Other Investments *	Total
Affiliated Short-Term Investments	64,262,018
Collateral Held for Securities Loaned	60,623
Subtotal Other Investments	$64,322,641

Total Investments at Value	$975,306,247

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2		Level 3
Asset Derivatives
Futures Contracts	796,077	796,077		–		–
Total Asset Derivatives	$796,077	$796,077		$–		$–
Liability Derivatives
Futures Contracts	262,757	262,757		–		–
Total Liability Derivatives	$262,757	$262,757		$–		$–

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

The following table presents Limited Maturity Bond Portfolio’s futures contracts held as of September 30, 2019. Investments and/or cash totaling $1,096,638 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	406	December 2019	$87,694,076	($201,076)
CME Ultra Long Term U.S. Treasury Bond	7	December 2019	1,353,047	(9,703)
Ultra 10-Yr. U.S. Treasury Note	27	December 2019	3,896,946	(51,978)
Total Futures Long Contracts			$92,944,069	($262,757)
CBOT 10-Yr. U.S. Treasury Note	(247)	December 2019	($32,462,462)	$275,274
CBOT 5-Yr. U.S. Treasury Note	(796)	December 2019	(95,318,640)	476,482
CBOT U.S. Long Bond	(19)	December 2019	(3,128,258)	44,321
Total Futures Short Contracts			($130,909,360)	$796,077
Total Futures Contracts			($37,965,291)	$533,320

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$36,786	$251,418	$223,942	$64,262	6,426	6.9%
Total Affiliated Short-Term Investments	36,786			64,262		6.9
Collateral held for Securities Loaned
Cash Management Trust-Collateral Investment	1,375	8,677	9,991	61	61	<0.1
Total Collateral Held for Securities Loaned	1,375			61		<0.1
Total Value	$38,161			$64,323

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$1,089
Total Income from Affiliated Investments				$1,089
Collateral Held for Securities Loaned
Cash Management Trust-Collateral Investment	–	–	–	2
Total Affiliated Income from Securities Loaned, Net				$2
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (96.9%)	Value

Communications Services (8.4%)
2,769	Auto Trader Group plc[a]	$17,355
2,983	BCE, Inc.	144,281
5,640	Deutsche Telekom AG	94,600
2,603	Elisa Oyj	134,197
401,000	HKT Trust and HKT, Ltd.	636,115
8,600	KDDI Corporation	224,398
3,500	Nippon Telegraph & Telephone Corporation	167,453
22,400	NTT DOCOMO, Inc.	571,976
589,000	PCCW, Ltd.	330,660
7,611	Proximus SA	226,154
1,760	Rogers Communications Inc.	85,725
4,723	Verizon Communications, Inc.	285,080

	Total	2,917,994

Consumer Discretionary (11.0%)
2,800	Benesse Holdings, Inc.	72,940
616	Berkeley Group Holdings plc	31,628
4,186	Bunzl plc	109,419
322	Compass Group plc	8,286
92	Hermes International	63,543
1,709	Home Depot, Inc.	396,522
2,173	McDonald’s Corporation	466,565
20,700	Nissan Motor Company, Ltd.	129,237
500	Nitori Holdings Company, Ltd.	73,375
15,200	Park24 Company, Ltd.	353,112
8,800	Rinnai Corporation	592,966
461	Ross Stores, Inc.	50,641
2,700	Sankyo Company, Ltd.	92,911
16,700	Sekisui House, Ltd.	329,527
3,100	SHIMAMURA Company, Ltd.	246,287
20,520	SmartCentres REIT	503,378
4,571	TJX Companies, Inc.	254,788
7,900	Yamada Denki Company, Ltd.	38,278

	Total	3,813,403

Consumer Staples (17.0%)
1,111	Carlsberg AS	164,181
10,155	Coca-Cola Company	552,838
1,739	Colgate-Palmolive Company	127,834
825	Diageo plc	33,701
213	Empire Company, Ltd.	5,767
474	Hershey Company	73,465
24,800	Japan Tobacco, Inc.	543,359
216	Kerry Group plc	25,262
95	Kimberly-Clark Corporation	13,495
7,654	Koninklijke Ahold Delhaize NV	191,409
6,400	Lawson, Inc.	327,715
47	Lindt & Spruengli AG	347,127
1,019	Loblaw Companies, Ltd.	58,040
1,481	Mondelez International, Inc.	81,929
6,207	Nestle SA	673,177
10,961	Orkla ASA	99,738
4,716	PepsiCo, Inc.	646,564
5,492	Procter & Gamble Company	683,095
7,900	Sundrug Company, Ltd.	249,272
700	TSURUHA Holdings, Inc.	76,443
4,291	Unilever NV	257,664
4,905	Unilever plc	294,799
3,065	Wal-Mart Stores, Inc.	363,754

	Total	5,890,628

Financials (15.3%)
556	Alleghany Corporation[b]	443,554
2,925	Allstate Corporation	317,889
467	American Express Company	55,237

Shares	Common Stock (96.9%)	Value

Financials (15.3%) - continued
4,601	American Financial Group, Inc.	$496,218
1,883	Aon plc	364,492
1,249	Arch Capital Group, Ltd.[b]	52,433
6,107	Arthur J. Gallagher & Company	547,004
2,745	Baloise Holding AG	491,835
1,684	Berkshire Hathaway, Inc.[b]	350,306
1,518	Chubb, Ltd.	245,066
25,181	CI Financial Corporation	367,399
1,203	Deutsche Boerse AG	187,619
15,754	Direct Line Insurance Group plc	58,124
680	Hartford Financial Services Group, Inc.	41,215
262	Intercontinental Exchange, Inc.	24,175
15,227	Israel Discount Bank, Ltd.	66,926
145	Markel Corporation[b]	171,375
5,619	Marsh & McLennan Companies, Inc.	562,181
840	Pargesa Holding SA	64,611
103	Reinsurance Group of America, Inc.	16,468
2,253	Toronto-Dominion Bank	131,369
1,159	W.R. Berkley Corporation	83,715
875	Willis Towers Watson plc	168,849

	Total	5,308,060

Health Care (12.0%)
920	Abbott Laboratories	76,976
165	Amgen, Inc.	31,929
1,742	Baxter International, Inc.	152,373
3,732	Danaher Corporation	539,013
2,123	Eli Lilly and Company	237,415
11,668	GlaxoSmithKline plc	250,098
3,937	Johnson & Johnson	509,369
2,763	Medtronic plc	300,117
16,700	Mitsubishi Tanabe Pharma Corporation	184,039
3,691	Novartis AG	320,331
6,596	Novo Nordisk AS	340,856
2,506	Recordati SPA	107,480
1,985	Roche Holding AG	577,962
395	Sonova Holding AG	91,909
492	Stryker Corporation	106,419
1,497	UnitedHealth Group, Inc.	325,328

	Total	4,151,614

Industrials (6.9%)
631	AMETEK, Inc.	57,938
859	Geberit AG	410,504
809	General Dynamics Corporation	147,829
2,207	Honeywell International, Inc.	373,424
481	Lockheed Martin Corporation	187,619
9,450	RELX plc	224,434
16	SGS SA	39,663
3,500	Singapore Airport Terminal Services, Ltd.	12,273
100	Sumitomo Corporation	1,565
1,362	United Technologies Corporation	185,940
1,925	Verisk Analytics, Inc.	304,419
859	Waste Connections, Inc.	79,028
3,328	Waste Management, Inc.	382,720

	Total	2,407,356

Information Technology (8.5%)
298	Accenture plc	57,320
2,791	Amphenol Corporation	269,331
1,790	Automatic Data Processing, Inc.	288,942
13,200	Canon, Inc.	352,997
7,847	CGI, Inc.[b]	620,487

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (96.9%)	Value

Information Technology (8.5%) - continued
6,400	Cisco Systems, Inc.	$316,224
951	Fiserv, Inc.[b]	98,514
1,331	MasterCard, Inc.	361,460
2,392	Microsoft Corporation	332,560
977	Oracle Corporation	53,764
1,314	Synopsys, Inc.[b]	180,346

	Total	2,931,945

Materials (1.9%)
3,756	Barrick Gold Corporation	64,979
4,475	Kirkland Lake Gold, Ltd.	200,469
10,234	Newmont Mining Corporation	388,073

	Total	653,521

Real Estate (8.0%)
1,296	American Tower Corporation	286,585
2,251	AvalonBay Communities, Inc.	484,708
2,785	Camden Property Trust	309,163
33,700	CapitaLand Mall Trust	64,155
1,400	Daito Trust Construction Company, Ltd.	179,310
1,407	Equity Residential	121,368
27,029	First Capital Realty, Inc.	450,262
3,391	H&R REIT	59,202
86,000	Hang Lung Properties, Ltd.	195,176
6,717	Klepierre SA	228,113
5,000	Link REIT	55,154
388	Public Storage, Inc.	95,165
5,996	RioCan REIT	119,390
46	United Urban Investment Corporation	88,125
26,719	Vicinity Centres	46,357

	Total	2,782,233

Utilities (7.9%)
1,375	Ameren Corporation	110,069
2,897	American Electric Power Company, Inc.	271,420
11,500	CLP Holdings, Ltd.	120,875
4,105	Consolidated Edison, Inc.	387,799
5,057	DTE Energy Company	672,379
6,529	Duke Energy Corporation	625,870
19,480	Enel SPA	145,503
322	Evergy, Inc.	21,432
305	NextEra Energy, Inc.	71,062
1,000	Southern Company	61,770
4,143	Xcel Energy, Inc.	268,839

	Total	2,757,018

	Total Common Stock (cost $30,225,651)	33,613,772

Shares or Principal Amount	Short-Term Investments (2.4%)	Value

	Federal Home Loan Bank Discount Notes
200,000	2.075%, 10/2/2019[c,d]	199,990

Shares or Principal Amount	Short-Term Investments (2.4%)	Value

	Thrivent Core Short-Term Reserve Fund
64,461	2.230%	$644,611

	Total Short-Term Investments (cost $844,599)	844,601

	Total Investments (cost $31,070,250) 99.3%	$34,458,373

	Other Assets and Liabilities, Net 0.7%	241,910

	Total Net Assets 100.0%	$34,700,283

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $17,355 or 0.1% of total net assets.

b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
REIT -	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Low Volatility Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	2,917,994	285,080	2,632,914	–
Consumer Discretionary	3,813,403	1,168,516	2,644,887	–
Consumer Staples	5,890,628	2,542,974	3,347,654	–
Financials	5,308,060	3,940,177	1,367,883	–
Health Care	4,151,614	2,278,939	1,872,675	–
Industrials	2,407,356	1,718,917	688,439	–
Information Technology	2,931,945	1,958,461	973,484	–
Materials	653,521	388,073	265,448	–
Real Estate	2,782,233	1,296,989	1,485,244	–
Utilities	2,757,018	2,490,640	266,378	–
Short-Term Investments	199,990	–	199,990	–
Subtotal Investments in Securities	$33,813,762	$18,068,766	$15,744,996	$–
Other Investments *	Total
Affiliated Short-Term Investments	644,611
Subtotal Other Investments	$644,611

Total Investments at Value	$34,458,373
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2		Level 3
Liability Derivatives
Futures Contracts	3,977	3,977		–		–
Total Liability Derivatives	$3,977	$3,977		$–		$–

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Low Volatility Equity Portfolio’s futures contracts held as of September 30, 2019. Investments and/or cash totaling $199,990 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
Eurex MSCI World Index	10	December 2019	$643,577	($3,977)
Total Futures Long Contracts			$643,577	($3,977)
Total Futures Contracts			$643,577	($3,977)

Reference Description:
MSCI	- Morgan Stanley Capital International

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio.    The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:

	Value	Gross	Gross	Value	Shares Held at	% of Net Assets
Portfolio	12/31/2018	Purchases	Sales	9/30/2019	9/30/2019	9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$582	$9,384	$9,321	$645	64	1.8%
Total Affiliated Short-Term Investments	582			645		1.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	1,134	1,134	–	–	–
Total Collateral Held for Securities Loaned	–			–		–
Total Value	$582			$645

		Change in
		Unrealized	Distributions of	Income Earned
	Net Realized	Appreciation/	Realized Capital	1/1/2019
Portfolio	Gain/(Loss)	(Depreciation)	Gains	- 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$11
Total Income from Affiliated Investments				$11
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	3
Total Affiliated Income from Securities Loaned, Net				$3
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (97.8%)	Value

Communications Services (2.3%)
11,465	AMC Networks, Inc.[a]	$563,619
1,304	Cable One, Inc.	1,636,129
27,679	Cinemark Holdings, Inc.	1,069,517
11,433	John Wiley and Sons, Inc.	502,366
36,107	Live Nation Entertainment, Inc.[a]	2,395,338
10,404	Meredith Corporation	381,411
37,318	New York Times Company	1,062,817
56,251	Tegna, Inc.	873,578
25,333	Telephone & Data Systems, Inc.	653,591
12,349	World Wrestling Entertainment, Inc.	878,631
16,782	Yelp, Inc.[a]	583,175

	Total	10,600,172

Consumer Discretionary (12.5%)
17,538	Aaron’s, Inc.	1,126,992
22,606	Adient plc	519,034
14,260	Adtalem Global Education, Inc.[a]	543,163
41,237	American Eagle Outfitters, Inc.	668,864
15,264	AutoNation, Inc.[a]	773,885
33,175	Bed Bath & Beyond, Inc.[b]	352,982
20,776	Boyd Gaming Corporation	497,585
9,736	Brinker International, Inc.[b]	415,435
22,257	Brunswick Corporation	1,160,035
144,298	Caesars Entertainment Corporation[a]	1,682,515
11,616	Carter’s, Inc.	1,059,495
10,661	Cheesecake Factory, Inc.[b]	444,350
9,251	Churchill Downs, Inc.	1,142,082
6,243	Cracker Barrel Old Country Store, Inc.	1,015,424
37,367	Dana, Inc.	539,579
7,499	Deckers Outdoor Corporation[a]	1,105,053
22,617	Delphi Technologies plc	303,068
17,107	Dick’s Sporting Goods, Inc.	698,137
2,652	Dillard’s, Inc.[b]	175,324
10,706	Domino’s Pizza, Inc.	2,618,581
21,476	Dunkin’ Brands Group, Inc.	1,704,335
16,961	Eldorado Resorts, Inc.[a,b]	676,235
31,276	Etsy, Inc.[a]	1,767,094
14,453	Five Below, Inc.[a]	1,822,523
28,482	Foot Locker, Inc.	1,229,283
66,149	Gentex Corporation	1,821,413
60,371	Goodyear Tire & Rubber Company	869,644
1,130	Graham Holdings Company	749,698
23,719	GrubHub, Inc.[a,b]	1,333,245
6,519	Helen of Troy, Ltd.[a]	1,027,786
6,194	International Speedway Corporation	278,792
6,705	Jack in the Box, Inc.	610,960
22,203	KB Home	754,902
10,058	Marriott Vacations Worldwide Corporation	1,042,109
89,713	Mattel, Inc.[a]	1,021,831
7,803	Murphy USA, Inc.[a]	665,596
14,199	Ollie’s Bargain Outlet Holdings, Inc.[a]	832,629
5,694	Papa John’s International, Inc.[b]	298,081
62,245	Park Hotels & Resorts, Inc.	1,554,258
28,108	Penn National Gaming, Inc.[a]	523,512
14,918	Polaris Industries, Inc.	1,312,933
10,365	Pool Corporation	2,090,621
31,297	Sally Beauty Holdings, Inc.[a]	466,012
14,026	Scientific Games Corporation[a]	285,429
47,348	Service Corporation International	2,263,708
20,369	Six Flags Entertainment Corporation	1,034,542
34,727	Skechers USA, Inc.[a]	1,297,053
8,472	Sotheby’s Holdings, Inc.[a]	482,735
11,954	Tempur Sealy International, Inc.[a]	922,849
16,980	Texas Roadhouse, Inc.	891,790
14,296	Thor Industries, Inc.	809,725

Shares	Common Stock (97.8%)	Value

Consumer Discretionary (12.5%) - continued
33,544	Toll Brothers, Inc.	$1,376,981
36,936	Tri Pointe Homes, Inc.[a]	555,517
18,150	Urban Outfitters, Inc.[a]	509,834
7,258	Visteon Corporation[a]	599,075
12,056	Weight Watchers International, Inc.[a]	455,958
48,082	Wendy’s Company	960,678
20,304	Williams-Sonoma, Inc.	1,380,266
23,945	Wyndham Destinations, Inc.	1,101,949
25,037	Wyndham Hotels & Resorts, Inc.	1,295,414

	Total	57,518,578

Consumer Staples (2.8%)
2,385	Boston Beer Company, Inc.[a]	868,331
9,546	Casey’s General Stores, Inc.	1,538,433
14,062	Edgewell Personal Care Company[a]	456,874
16,637	Energizer Holdings, Inc.[b]	725,040
49,974	Flowers Foods, Inc.	1,155,899
20,835	Hain Celestial Group, Inc.[a]	447,432
17,325	Ingredion, Inc.	1,416,146
5,163	Lancaster Colony Corporation	715,850
14,422	Nu Skin Enterprises, Inc.	613,368
13,593	Pilgrim’s Pride Corporation[a]	435,588
17,833	Post Holdings, Inc.[a]	1,887,445
5,119	Sanderson Farms, Inc.	774,658
1,639	Spectrum Brands Holdings, Inc.	86,408
30,666	Sprouts Farmers Markets, Inc.[a]	593,080
4,380	Tootsie Roll Industries, Inc.[b]	162,673
14,592	TreeHouse Foods, Inc.[a]	809,126

	Total	12,686,351

Energy (2.1%)
67,114	Antero Midstream Corporation[b]	496,644
20,111	Apergy Corporation[a]	544,003
292,812	Chesapeake Energy Corporation[a,b]	412,865
48,698	CNX Resources Corporation[a]	353,547
11,518	Core Laboratories NVb	536,969
66,337	EQT Corporation	705,826
52,972	Equitrans Midstream Corporation	770,743
28,469	Matador Resources Company[a,b]	470,593
40,020	Murphy Oil Corporation[b]	884,842
75,212	Oasis Petroleum, Inc.[a]	260,233
25,686	Oceaneering International, Inc.[a]	348,045
52,604	Patterson-UTI Energy, Inc.	449,764
26,460	PBF Energy, Inc.	719,447
140,546	Southwestern Energy Company[a,b]	271,254
149,316	Transocean, Ltd.[a]	667,443
16,976	World Fuel Services Corporation	678,021
109,669	WPX Energy, Inc.[a]	1,161,395

	Total	9,731,634

Financials (16.5%)
3,747	Alleghany Corporation[a]	2,989,207
19,382	American Financial Group, Inc.	2,090,349
42,104	Associated Banc-Corp	852,606
24,342	BancorpSouth Bank	720,767
10,548	Bank of Hawaii Corporation	906,390
31,386	Bank OZK	855,896
28,926	Brighthouse Financial, Inc.[a]	1,170,635
60,614	Brown & Brown, Inc.	2,185,741
19,687	Cathay General Bancorp	683,828
40,501	CNO Financial Group, Inc.	641,131
25,645	Commerce Bancshares, Inc.	1,555,369
14,804	Cullen/Frost Bankers, Inc.	1,310,894
37,789	East West Bancorp, Inc.	1,673,675
29,350	Eaton Vance Corporation	1,318,695
10,352	Evercore, Inc.	829,195

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (97.8%)	Value

Financials (16.5%) - continued
84,349	F.N.B. Corporation	$972,544
9,933	FactSet Research Systems, Inc.	2,413,421
24,958	Federated Investors, Inc.	808,889
29,105	First American Financial Corporation	1,717,486
35,261	First Financial Bankshares, Inc.	1,175,249
81,131	First Horizon National Corporation	1,314,322
11,155	FirstCash, Inc.	1,022,579
43,170	Fulton Financial Corporation	698,491
130,679	Genworth Financial, Inc.[a]	574,988
12,378	Green Dot Corporation[a]	312,544
23,552	Hancock Whitney Corporation	901,924
10,270	Hanover Insurance Group, Inc.	1,391,996
40,437	Home BancShares, Inc.	760,013
19,849	Interactive Brokers Group, Inc.	1,067,479
15,002	International Bancshares Corporation	579,377
41,300	Janus Henderson Group plc	927,598
65,433	Jefferies Financial Group, Inc.	1,203,967
16,259	Kemper Corporation	1,267,389
21,172	Legg Mason, Inc.	808,559
1,990	LendingTree, Inc.[a,b]	617,756
7,042	Mercury General Corporation	393,507
52,663	Navient Corporation	674,086
121,344	New York Community Bancorp, Inc.	1,522,867
73,999	Old Republic International Corporation	1,744,156
30,691	PacWest Bancorp	1,115,311
18,780	Pinnacle Financial Partners, Inc.	1,065,765
10,874	Primerica, Inc.	1,383,499
17,929	Prosperity Bancshares, Inc.	1,266,325
16,295	Reinsurance Group of America, Inc.	2,605,245
11,466	RenaissanceRe Holdings, Ltd.	2,218,098
32,938	SEI Investments Company	1,951,741
15,415	Selective Insurance Group, Inc.	1,159,054
14,211	Signature Bank	1,694,235
110,760	SLM Corporation	977,457
53,277	Sterling Bancorp	1,068,737
18,067	Stifel Financial Corporation	1,036,684
40,067	Synovus Financial Corporation	1,432,796
39,850	TCF Financial Corporation	1,517,090
13,060	Texas Capital Bancshares, Inc.[a]	713,729
16,721	Trustmark Corporation	570,353
11,211	UMB Financial Corporation	724,006
57,172	Umpqua Holdings Corporation	941,051
26,450	United Bankshares, Inc.	1,001,662
86,146	Valley National Bancorp	936,407
37,572	W.R. Berkley Corporation	2,713,826
20,615	Washington Federal, Inc.	762,549
23,928	Webster Financial Corporation	1,121,505
14,719	Wintrust Financial Corporation	951,289

	Total	75,583,979

Health Care (9.6%)
22,984	Acadia Healthcare Company, Inc.[a,b]	714,343
43,269	Allscripts Healthcare Solutions, Inc.[a]	475,094
8,354	Amedisys, Inc.[a]	1,094,458
12,387	Avanos Medical, Inc.[a]	464,017
5,580	Bio-Rad Laboratories, Inc.[a]	1,856,689
9,883	Bio-Techne Corporation	1,933,807
9,542	Cantel Medical Corporation	713,742
37,913	Catalent, Inc.[a]	1,806,934
12,672	Charles River Laboratories International, Inc.[a]	1,677,393
4,134	Chemed Corporation	1,726,234
25,280	Covetrus, Inc.[a,b]	300,579
25,612	Encompass Health Corporation	1,620,727

Shares	Common Stock (97.8%)	Value

Health Care (9.6%) - continued
78,645	Exelixis, Inc.[a]	$1,390,837
19,900	Globus Medical, Inc.[a]	1,017,288
13,182	Haemonetics Corporation[a]	1,662,777
18,376	HealthEquity, Inc.[a]	1,050,097
17,348	Hill-Rom Holdings, Inc.	1,825,530
4,990	ICU Medical, Inc.[a]	796,404
18,432	Integra LifeSciences Holdings Corporation[a]	1,107,210
4,936	Ligand Pharmaceuticals, Inc.[a]	491,329
12,564	LivaNova plc[a]	927,098
12,738	Masimo Corporation[a]	1,895,287
16,165	Medidata Solutions, Inc.[a]	1,479,098
21,865	Mednax, Inc.[a]	494,586
16,282	Molina Healthcare, Inc.[a]	1,786,461
13,513	NuVasive, Inc.[a]	856,454
22,328	Patterson Companies, Inc.	397,885
8,311	Penumbra, Inc.[a,b]	1,117,746
16,304	PRA Health Sciences, Inc.[a]	1,617,846
13,044	Prestige Consumer Healthcare, Inc.[a]	452,496
12,041	Repligen Corporation[a]	923,424
21,988	STERIS plc	3,177,046
16,202	Syneos Health, Inc.[a]	862,108
26,859	Tenet Healthcare Corporation[a]	594,121
11,385	United Therapeutics Corporation[a]	907,954
19,148	West Pharmaceutical Services, Inc.	2,715,569

	Total	43,930,668

Industrials (15.8%)
10,359	Acuity Brands, Inc.	1,396,290
40,952	AECOM[a]	1,538,157
16,430	AGCO Corporation	1,243,751
13,735	ASGN, Inc.[a]	863,382
15,190	Avis Budget Group, Inc.[a]	429,269
15,385	Axon Enterprise, Inc.[a]	873,560
12,982	Brink’s Company	1,076,857
14,697	Carlisle Companies, Inc.	2,139,001
13,344	Clean Harbors, Inc.[a]	1,030,157
21,691	Colfax Corporation[a]	630,340
13,230	Crane Company	1,066,735
11,094	Curtiss-Wright Corporation	1,435,231
11,146	Deluxe Corporation	547,937
33,111	Donaldson Company, Inc.	1,724,421
8,177	Dycom Industries, Inc.[a]	417,436
14,575	EMCOR Group, Inc.	1,255,199
11,030	EnerSys	727,318
36,330	Fluor Corporation	694,993
9,269	GATX Corporation	718,626
14,698	Genesee & Wyoming, Inc.[a]	1,624,276
43,309	Graco, Inc.	1,993,946
12,161	Granite Construction, Inc.	390,733
19,243	Healthcare Services Group, Inc.[b]	467,412
15,333	Herman Miller, Inc.	706,698
11,132	HNI Corporation	395,186
14,127	Hubbell, Inc.	1,856,288
10,052	Insperity, Inc.	991,328
22,848	ITT Corporation	1,398,069
76,922	JetBlue Airways Corporation[a]	1,288,444
34,655	KAR Auction Services, Inc.	850,780
36,753	KBR, Inc.	901,919
21,410	Kennametal, Inc.	658,143
15,553	Kirby Corporation[a]	1,277,835
31,875	Knight-Swift Transportation Holdings, Inc.[b]	1,157,063
10,289	Landstar System, Inc.	1,158,336
9,150	Lennox International, Inc.	2,223,176
16,040	Lincoln Electric Holdings, Inc.	1,391,630

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (97.8%)	Value

Industrials (15.8%) - continued
15,537	Manpower, Inc.	$1,308,837
15,652	MasTec, Inc.[a]	1,016,284
9,249	MSA Safety, Inc.	1,009,158
11,686	MSC Industrial Direct Company, Inc.	847,586
13,285	Nordson Corporation	1,943,064
28,248	NOW, Inc.[a]	324,005
40,396	nVent Electric plc	890,328
16,618	Old Dominion Freight Line, Inc.	2,824,561
17,758	Oshkosh Corporation	1,346,056
28,246	Owens Corning, Inc.	1,785,147
10,888	Regal-Beloit Corporation	793,191
31,878	Resideo Technologies, Inc.[a]	457,449
13,848	Ryder System, Inc.	716,911
23,658	Stericycle, Inc.[a,b]	1,204,902
9,445	Teledyne Technologies, Inc.[a]	3,041,196
17,007	Terex Corporation	441,672
14,189	Tetra Tech, Inc.	1,231,038
17,769	Timken Company	773,129
27,678	Toro Company	2,028,797
15,169	Trex Company, Inc.[a]	1,379,317
26,561	Trinity Industries, Inc.	522,721
5,617	Valmont Industries, Inc.	777,618
8,468	Watsco, Inc.	1,432,616
11,553	Werner Enterprises, Inc.	407,821
14,612	Woodward, Inc.	1,575,612
23,934	XPO Logistics, Inc.[a]	1,712,956

	Total	72,331,894

Information Technology (14.7%)
30,303	ACI Worldwide, Inc.[a]	949,241
21,586	Arrow Electronics, Inc.[a]	1,609,884
26,904	Avnet, Inc.	1,196,824
10,031	Belden, Inc.	535,053
12,767	Blackbaud, Inc.	1,153,371
6,460	CACI International, Inc.[a]	1,493,940
31,468	CDK Global, Inc.	1,513,296
40,273	Ciena Corporation[a]	1,579,910
15,096	Cirrus Logic, Inc.[a]	808,844
44,310	Cognex Corporation	2,176,950
6,227	Coherent, Inc.[a]	957,214
10,792	CommVault Systems, Inc.[a]	482,510
20,806	CoreLogic, Inc.[a]	962,694
27,857	Cree, Inc.[a]	1,364,993
95,888	Cypress Semiconductor Corporation	2,238,026
7,503	Fair Isaac Corporation[a]	2,277,311
19,702	First Solar, Inc.[a]	1,142,913
22,496	II-VI, Inc.[a]	792,084
8,082	InterDigital, Inc.	424,063
12,066	j2 Global, Inc.	1,095,834
36,132	Jabil, Inc.	1,292,442
6,384	Littelfuse, Inc.	1,131,947
17,562	LiveRamp Holding, Inc.[a]	754,463
12,835	LogMeIn, Inc.	910,772
19,966	Lumentum Holdings, Inc.[a]	1,069,379
16,701	Manhattan Associates, Inc.[a]	1,347,270
16,568	MAXIMUS, Inc.	1,280,044
14,146	MKS Instruments, Inc.	1,305,393
10,442	Monolithic Power Systems, Inc.	1,625,088
30,818	National Instruments Corporation	1,294,048
33,075	NCR Corporation[a]	1,043,847
17,333	NetScout Systems, Inc.[a]	399,699
35,817	Perspecta, Inc.	935,540
8,426	Plantronics, Inc.	314,458
26,914	PTC, Inc.[a]	1,834,996
71,056	Sabre Corporation	1,591,299

Shares	Common Stock (97.8%)	Value

Information Technology (14.7%) - continued
12,734	Science Applications International Corporation	$1,112,315
17,274	Semtech Corporation[a]	839,689
11,254	Silicon Laboratories, Inc.[a]	1,253,133
8,545	Synaptics, Inc.[a]	341,373
10,609	SYNNEX Corporation	1,197,756
9,244	Tech Data Corporation[a]	963,595
29,625	Teradata Corporation[a]	918,375
44,124	Teradyne, Inc.	2,555,221
65,374	Trimble, Inc.[a]	2,537,165
10,018	Tyler Technologies, Inc.[a]	2,629,725
11,008	Universal Display Corporation	1,848,243
28,363	Versum Materials, Inc.	1,501,254
14,960	ViaSat, Inc.[a]	1,126,787
34,362	Vishay Intertechnology, Inc.	581,749
11,236	WEX, Inc.[a]	2,270,458
14,050	Zebra Technologies Corporation[a]	2,899,498

	Total	67,461,976

Materials (5.9%)
32,735	Allegheny Technologies, Inc.[a]	662,884
16,627	AptarGroup, Inc.	1,969,468
15,714	Ashland Global Holdings, Inc.	1,210,764
15,003	Cabot Corporation	679,936
12,375	Carpenter Technology Corporation	639,292
42,446	Chemours Company	634,143
30,617	Commercial Metals Company	532,123
8,798	Compass Minerals International, Inc.	496,999
16,249	Domtar Corporation	581,877
10,911	Eagle Materials, Inc.	982,099
6,935	Greif, Inc.	262,767
10,868	Ingevity Corporation[a]	922,041
32,094	Louisiana-Pacific Corporation	788,870
9,104	Minerals Technologies, Inc.	483,331
1,917	NewMarket Corporation	904,997
42,658	Olin Corporation	798,558
40,362	Owens-Illinois, Inc.	414,518
19,959	PolyOne Corporation	651,661
17,306	Reliance Steel & Aluminum Company	1,724,716
17,022	Royal Gold, Inc.	2,097,281
33,667	RPM International, Inc.	2,316,626
10,230	Scotts Miracle-Gro Company	1,041,619
10,988	Sensient Technologies Corporation	754,326
20,206	Silgan Holdings, Inc.	606,887
25,984	Sonoco Products Company	1,512,529
57,020	Steel Dynamics, Inc.	1,699,196
44,331	United States Steel Corporation[b]	512,023
48,861	Valvoline, Inc.	1,076,408
9,622	Worthington Industries, Inc.	346,873

	Total	27,304,812

Real Estate (10.8%)
17,631	Alexander & Baldwin, Inc.	432,136
35,675	American Campus Communities, Inc.	1,715,254
77,332	Brixmor Property Group, Inc.	1,569,066
25,140	Camden Property Trust	2,790,791
30,922	CoreCivic, Inc.	534,332
9,578	CoreSite Realty Corporation	1,167,079
29,066	Corporate Office Properties Trust	865,585
38,105	Cousins Properties, Inc.	1,432,367
29,389	CyrusOne, Inc.	2,324,670
42,750	Douglas Emmett, Inc.	1,830,983
9,728	EastGroup Properties, Inc.	1,216,195
20,137	EPR Properties	1,547,730
32,841	First Industrial Realty Trust, Inc.	1,299,190
31,481	GEO Group, Inc.	545,881

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (97.8%)	Value

Real Estate (10.8%) - continued
33,557	Healthcare Realty Trust, Inc.	$1,124,160
26,931	Highwoods Properties, Inc.	1,210,279
30,645	JBG SMITH Properties	1,201,590
13,377	Jones Lang LaSalle, Inc.	1,860,206
24,119	Kilroy Realty Corporation	1,878,629
22,317	Lamar Advertising Company	1,828,432
40,964	Liberty Property Trust	2,102,682
12,112	Life Storage, Inc.	1,276,726
23,511	Mack-Cali Realty Corporation	509,248
115,874	Medical Properties Trust, Inc.	2,266,495
44,563	National Retail Properties, Inc.	2,513,353
56,225	Omega Healthcare Investors, Inc.	2,349,643
33,917	Pebblebrook Hotel Trust	943,571
17,444	PotlatchDeltic Corporation	716,687
5,199	PS Business Parks, Inc.	945,958
33,657	Rayonier, Inc. REIT	949,127
49,205	Sabra Health Care REIT, Inc.	1,129,747
61,725	Senior Housing Property Trust	571,265
42,697	Service Properties Trust	1,101,156
23,395	Spirit Realty Capital, Inc.	1,119,685
24,287	Tanger Factory Outlet Centers, Inc.	375,963
15,892	Taubman Centers, Inc.	648,870
50,147	Uniti Group, Inc.	389,391
29,887	Urban Edge Properties	591,464
31,403	Weingarten Realty Investors	914,769

	Total	49,790,355

Utilities (4.8%)
13,412	ALLETE, Inc.	1,172,343
56,024	Aqua America, Inc.	2,511,556
15,854	Black Hills Corporation	1,216,477
28,293	Hawaiian Electric Industries, Inc.	1,290,444
13,085	IDACORP, Inc.	1,474,287
51,683	MDU Resources Group, Inc.	1,456,944
22,411	National Fuel Gas Company	1,051,524
23,362	New Jersey Resources Corporation	1,056,430
13,097	NorthWestern Corporation	982,930
51,973	OGE Energy Corporation	2,358,535
13,692	ONE Gas, Inc.	1,315,938
20,681	PNM Resources, Inc.	1,077,066
14,133	Southwest Gas Holdings, Inc.	1,286,668
13,192	Spire, Inc.	1,150,870
54,254	UGI Corporation	2,727,349

	Total	22,129,361

	Total Common Stock (cost $379,413,343)	449,069,780

Shares	Collateral Held for Securities Loaned (2.7%)	Value

12,225,891	Thrivent Cash Management Trust	12,225,891

	Total Collateral Held for Securities
	Loaned
	(cost $12,225,891)	12,225,891

Shares or
Principal
Amount	Short-Term Investments (2.1%)	Value

	Federal Home Loan Bank Discount
	Notes
500,000	1.995%, 10/30/2019[c,d]	499,243

Shares or Principal Amount	Short-Term Investments (2.1%)	Value

	Thrivent Core Short-Term Reserve Fund
905,656	2.230%	$9,056,555

	Total Short-Term Investments (cost $9,555,752)	9,555,798

	Total Investments (cost $401,194,986) 102.6%	$470,851,469

	Other Assets and Liabilities, Net (2.6%)	(11,911,298)

	Total Net Assets 100.0%	$458,940,171

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of September 30, 2019:

Securities Lending Transactions
Common Stock	$12,090,791
Total lending	$12,090,791
Gross amount payable upon return of collateral for securities loaned	$12,225,891
Net amounts due to counterparty	$135,100

Definitions:
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	10,600,172	10,600,172	–	–
Consumer Discretionary	57,518,578	57,518,578	–	–
Consumer Staples	12,686,351	12,686,351	–	–
Energy	9,731,634	9,731,634	–	–
Financials	75,583,979	75,583,979	–	–
Health Care	43,930,668	43,930,668	–	–
Industrials	72,331,894	72,331,894	–	–
Information Technology	67,461,976	67,461,976	–	–
Materials	27,304,812	27,304,812	–	–
Real Estate	49,790,355	49,790,355	–	–
Utilities	22,129,361	22,129,361	–	–
Short-Term Investments	499,243	–	499,243	–
Subtotal Investments in Securities	$449,569,023	$449,069,780	$499,243	$–
Other Investments *	Total
Affiliated Short-Term Investments	9,056,555
Collateral Held for Securities Loaned	12,225,891
Subtotal Other Investments	$21,282,446

Total Investments at Value	$470,851,469

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	138,683	138,683	–	–
Total Liability Derivatives	$138,683	$138,683	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Mid Cap Index Portfolio’s futures contracts held as of September 30, 2019. Investments and/or cash totaling $499,243 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME E-mini S&P Mid-Cap 400 Index	51	December 2019	$10,022,483	($138,683)
Total Futures Long Contracts			$10,022,483	($138,683)
Total Futures Contracts			$10,022,483	($138,683)

Reference Description:
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$1,133	$41,404	$33,480	$9,057	906	2.0%
Total Affiliated Short-Term Investments	1,133			9,057		2.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	10,544	83,989	82,307	12,226	12,226	2.7
Total Collateral Held for Securities Loaned	10,544			12,226		2.7
Total Value	$11,677			$21,283

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$111
Total Income from Affiliated Investments				$111
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	32
Total Affiliated Income from Securities Loaned, Net				$32
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MID CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (95.4%)	Value

Communications Services (4.1%)
762,900	DISH Network Corporation[a]	$25,992,003
760,075	Twitter, Inc.[a]	31,315,090
554,325	Zillow Group, Inc.[a]	16,377,532

	Total	73,684,625

Consumer Discretionary (8.5%)
577,580	Etsy, Inc.[a]	32,633,270
163,575	Lululemon Athletica, Inc.[a]	31,493,095
418,900	Norwegian Cruise Line Holdings, Ltd.[a]	21,686,453
209,600	RHa,b	35,805,968
805,236	Toll Brothers, Inc.	33,054,938

	Total	154,673,724

Consumer Staples (2.8%)
1,208,730	Hain Celestial Group, Inc.[a]	25,957,477
444,875	TreeHouse Foods, Inc.[a]	24,668,319

	Total	50,625,796

Energy (3.6%)
199,400	Diamondback Energy, Inc.	17,928,054
1,111,800	EQT Corporation	11,829,552
2,060,675	Patterson-UTI Energy, Inc.	17,618,771
1,695,910	WPX Energy, Inc.[a]	17,959,687

	Total	65,336,064

Financials (17.5%)
1,193,350	Ally Financial, Inc.	39,571,486
1,031,200	Assured Guaranty, Ltd.	45,847,152
874,450	E*TRADE Financial Corporation	38,204,720
300,021	First Republic Bank	29,012,031
320,200	Hartford Financial Services Group, Inc.	19,407,322
2,277,300	KeyCorp	40,627,032
35,540	Markel Corporation[a]	42,004,726
1,094,150	Radian Group, Inc.	24,990,386
872,700	Zions Bancorporations NA	38,852,604

	Total	318,517,459

Health Care (8.5%)
875,800	Bausch Health Companies, Inc.[a]	19,136,230
225,075	Edwards Lifesciences Corporation[a]	49,496,243
1,070,386	Halozyme Therapeutics, Inc.[a]	16,601,687
180,875	Jazz Pharmaceuticals, Inc.[a]	23,177,323
150,925	Ligand Pharmaceuticals, Inc.[a,b]	15,023,074
205,003	Universal Health Services, Inc.	30,494,196

	Total	153,928,753

Industrials (13.9%)
388,150	AGCO Corporation	29,382,955
697,875	Altra Industrial Motion Corporation	19,327,648
238,425	Huntington Ingalls Industries, Inc.	50,496,031
108,400	Old Dominion Freight Line, Inc.	18,424,748
1,075,612	Southwest Airlines Company	58,093,804
387,400	United Airlines Holdings, Inc.[a]	34,250,034
273,880	Verisk Analytics, Inc.	43,311,383

	Total	253,286,603

Information Technology (17.2%)
884,148	Advanced Micro Devices, Inc.[a]	25,631,451
648,550	Akamai Technologies, Inc.[a]	59,264,499
240,450	Alliance Data Systems Corporation	30,808,858
163,125	ANSYS, Inc.[a]	36,109,350
675,900	Ciena Corporation[a]	26,515,557
426,100	DocuSign, Inc.[a]	26,384,112
240,850	KLA-Tencor Corporation	38,403,532

Shares	Common Stock (95.4%)	Value

Information Technology (17.2%) - continued
114,370	Nice, Ltd. ADR[a,b]	$16,446,406
591,972	Teradata Corporation[a]	18,351,132
594,572	Teradyne, Inc.	34,431,665

	Total	312,346,562

Materials (3.1%)
469,750	Ball Corporation	34,202,498
775,163	Steel Dynamics, Inc.	23,099,857

	Total	57,302,355

Real Estate (9.3%)
230,000	Alexandria Real Estate Equities, Inc.	35,429,200
360,350	Camden Property Trust	40,002,453
183,750	Digital Realty Trust, Inc.	23,852,588
836,800	Duke Realty Corporation	28,426,096
1,122,748	Host Hotels & Resorts, Inc.	19,412,313
421,675	QTS Realty Trust, Inc.	21,678,312

	Total	168,800,962

Utilities (6.9%)
576,650	Alliant Energy Corporation	31,098,734
485,850	CMS Energy Corporation	31,070,108
323,400	Entergy Corporation	37,954,224
407,150	Public Service Enterprise Group, Inc.	25,275,872

	Total	125,398,938

	Total Common Stock (cost $1,339,906,090)	1,733,901,841

Shares	Collateral Held for Securities Loaned (2.7%)	Value

49,102,425	Thrivent Cash Management Trust	49,102,425

	Total Collateral Held for Securities Loaned (cost $49,102,425)	49,102,425

Shares	Short-Term Investments (4.6%)	Value

	Thrivent Core Short-Term Reserve Fund
8,320,902	2.230%	83,209,020

	Total Short-Term Investments (cost $83,209,020)	83,209,020

	Total Investments (cost $1,472,217,535) 102.7%	$1,866,213,286

	Other Assets and Liabilities, Net (2.7%)	(48,691,027)

	Total Net Assets 100.0%	$1,817,522,259

a	Non-income producing security.
b	All or a portion of the security is on loan.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of September 30, 2019:

Securities Lending Transactions
Common Stock	$48,121,587
Total lending	$48,121,587
Gross amount payable upon return of collateral for securities loaned	$49,102,425
Net amounts due to counterparty	$980,838

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MID CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	73,684,625	73,684,625	–	–
Consumer Discretionary	154,673,724	154,673,724	–	–
Consumer Staples	50,625,796	50,625,796	–	–
Energy	65,336,064	65,336,064	–	–
Financials	318,517,459	318,517,459	–	–
Health Care	153,928,753	153,928,753	–	–
Industrials	253,286,603	253,286,603	–	–
Information Technology	312,346,562	312,346,562	–	–
Materials	57,302,355	57,302,355	–	–
Real Estate	168,800,962	168,800,962	–	–
Utilities	125,398,938	125,398,938	–	–
Subtotal Investments in Securities	$1,733,901,841	$1,733,901,841	$–	$–
Other Investments *	Total
Affiliated Short-Term Investments	83,209,020
Collateral Held for Securities Loaned	49,102,425
Subtotal Other Investments	$132,311,445

Total Investments at Value	$1,866,213,286

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$68,916	$136,246	$121,953	$83,209	8,321	4.6%
Total Affiliated Short-Term Investments	68,916			83,209		4.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	16,828	285,860	253,586	49,102	49,102	2.7
Total Collateral Held for Securities Loaned	16,828			49,102		2.7
Total Value	$85,744			$132,311

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MID CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$1,013
Total Income from Affiliated Investments				$1,013
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	39
Total Affiliated Income from Securities Loaned, Net				$39
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (1.6%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$1,506,818	4.794%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$1,486,732
	Ball Metalpack Finco, LLC, Term Loan
706,063	6.624%, (LIBOR 3M + 4.500%), 7/31/2025[b]	661,934
	Big River Steel, LLC, Term Loan
1,082,900	7.104%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	1,072,071
	Chemours Company, Term Loan
1,507,050	3.800%, (LIBOR 1M + 1.750%), 4/3/2025[b]	1,450,912
	MRC Global (US), Inc., Term Loan
1,310,000	5.044%, (LIBOR 1M + 3.000%), 9/22/2024[b]	1,310,000
	Peabody Energy Corporation, Term Loan
1,068,725	4.794%, (LIBOR 1M + 2.750%), 3/31/2025[b]	989,906
	Pixelle Specialty Solutions, LLC, Term Loan
853,550	8.044%, (LIBOR 1M + 6.000%), 10/31/2024[b]	841,814
	Starfruit US Holdco, LLC, Term Loan
1,074,600	5.292%, (LIBOR 1M + 3.250%), 10/1/2025[b,d,e]	1,050,959

	Total	8,864,328

Capital Goods (0.2%)
	Advanced Disposal Services, Inc., Term Loan
1,015,440	4.197%, (LIBOR 1W + 2.250%), 11/10/2023[b]	1,018,111
	BWAY Holding Company, Term Loan
3,717,462	5.590%, (LIBOR 3M + 3.250%), 4/3/2024[b]	3,635,901
	Flex Acquisition Company, Inc. Term Loan
5,029,584	5.569%, (LIBOR 3M + 3.250%), 6/29/2025[b]	4,836,247
	GFL Environmental, Inc., Term Loan
1,275,593	5.044%, (LIBOR 1M + 3.000%), 5/31/2025[b]	1,264,202
	Sotera Health Holdings, LLC, Term Loan
3,316,243	5.044%, (LIBOR 1M + 3.000%), 5/15/2022[b]	3,274,790
	TransDigm, Inc., Term Loan
1,567,045	4.544%, (LIBOR 1M + 2.500%), 6/9/2023[b]	1,561,874
	Vertiv Group Corporation, Term Loan
3,135,969	6.044%, (LIBOR 1M + 4.000%), 11/15/2023[b]	2,979,170

	Total	18,570,295

Communications Services (0.4%)
	Altice France SA, Term Loan
865,087	4.794%, (LIBOR 1M + 2.750%), 7/31/2025[b]	842,647
	CenturyLink, Inc., Term Loan
5,308,610	4.794%, (LIBOR 1M + 2.750%), 1/31/2025[b]	5,270,282

Principal Amount	Bank Loans (1.6%)[a]	Value
Communications Services (0.4%) - continued
	Charter Communications Operating, LLC, Term Loan
$2,166,412	4.050%, (LIBOR 1M + 2.000%), 4/30/2025[b]	$2,178,328
	Diamond Sports Group, LLC, Term Loan
1,365,000	5.300%, (LIBOR 1M + 3.250%), 8/24/2026[b]	1,371,825
	Frontier Communications Corporation, Term Loan
3,104,550	5.800%, (LIBOR 1M + 3.750%), 6/15/2024[b]	3,094,584
	HCP Acquisition, LLC, Term Loan
1,390,136	5.044%, (LIBOR 1M + 3.000%), 5/16/2024[b]	1,387,703
	Intelsat Jackson Holdings SA, Term Loan
1,765,000	5.804%, (LIBOR 1M + 3.750%), 11/27/2023[b]	1,768,865
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
4,840,000	5.528%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	4,821,850
408,451	8.778%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	402,324
	Mediacom Illinois, LLC, Term Loan
783,075	3.680%, (LIBOR 1W + 1.750%), 2/15/2024[b]	784,054
	NEP Group, Inc., Term Loan
1,344,837	5.294%, (LIBOR 1M + 3.250%), 10/20/2025[b]	1,317,658
195,000	9.044%, (LIBOR 1M + 7.000%), 10/19/2026[b]	190,451
	SBA Senior Finance II, LLC, Term Loan
1,135,625	4.050%, (LIBOR 1M + 2.000%), 4/11/2025[b]	1,135,671
	Sprint Communications, Inc., Term Loan
3,943,875	4.563%, (LIBOR 1M + 2.500%), 2/3/2024[b]	3,913,073
	TNS, Inc., Term Loan
1,554,170	6.260%, (LIBOR 3M + 4.000%), 8/14/2022[b]	1,531,246
	WideOpenWest Finance, LLC, Term Loan
1,494,500	5.294%, (LIBOR 1M + 3.250%), 8/19/2023[b]	1,440,325
	Windstream Services, LLC, Term Loan
2,551,366	10.000%, (PRIME + 5.000%), 3/30/2021[b,f]	2,585,911

	Total	34,036,797

Consumer Cyclical (0.2%)
	Cengage Learning, Inc., Term Loan
2,235,914	6.294%, (LIBOR 1M + 4.250%), 6/7/2023[b]	2,111,083
	Four Seasons Hotels, Ltd., Term Loan
1,316,313	4.044%, (LIBOR 1M + 2.000%), 11/30/2023[b]	1,321,986
	Golden Entertainment, Inc., Term Loan
2,692,350	5.060%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	2,699,081

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (1.6%)[a]	Value
Consumer Cyclical (0.2%) - continued
	Men’s Warehouse, Inc., Term Loan
$1,381,834	5.350%, (LIBOR 1M + 3.250%), 4/9/2025[b,c]	$1,160,740
	Mohegan Gaming and Entertainment, Term Loan
1,870,757	6.044%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,728,635
	Penn National Gaming, Inc., Term Loan
1,890,712	4.294%, (LIBOR 1M + 2.250%), 10/15/2025[b]	1,898,653
	Scientific Games International, Inc., Term Loan
5,317,102	4.876%, (LIBOR 1M + 2.750%), 8/14/2024[b]	5,267,281
	Staples, Inc., Term Loan
349,125	6.623%, (LIBOR 3M + 4.500%), 9/12/2024[b]	344,471
1,052,362	7.123%, (LIBOR 3M + 5.000%), 4/12/2026[b]	1,036,798
	Stars Group Holdings BV, Term Loan
3,113,593	5.604%, (LIBOR 3M + 3.500%), 7/10/2025[b]	3,125,269
	Tenneco, Inc., Term Loan
2,203,350	5.044%, (LIBOR 1M + 3.000%), 10/1/2025[b]	2,065,641
	Wyndham Hotels & Resorts, Inc., Term Loan
915,750	3.794%, (LIBOR 1M + 1.750%), 5/30/2025[b]	919,697

	Total	23,679,335

Consumer Non-Cyclical (0.3%)
	Air Medical Group Holdings, Inc., Term Loan
5,840,222	5.307%, (LIBOR 1M + 3.250%), 4/28/2022[b]	5,454,533
	Amneal Pharmaceuticals, LLC, Term Loan
1,485,840	5.563%, (LIBOR 1M + 3.500%), 5/4/2025[b]	1,262,964
	Bausch Health Companies, Inc., Term Loan
2,575,314	5.039%, (LIBOR 1M + 3.000%), 6/1/2025[b]	2,584,714
	Chobani, LLC, Term Loan
1,566,950	5.544%, (LIBOR 1M + 3.500%), 10/7/2023[b]	1,552,267
	Endo International plc, Term Loan
2,282,438	6.313%, (LIBOR 1M + 4.250%), 4/27/2024[b]	2,073,458
	Energizer Holdings, Inc., Term Loan
2,141,850	4.375%, (LIBOR 1M + 2.250%), 1/2/2026[b]	2,140,522
	JBS USA LUX SA, Term Loan
1,766,125	4.544%, (LIBOR 1M + 2.500%), 5/1/2026[b]	1,773,490
	Mallinckrodt International Finance SA, Term Loan
2,089,394	5.175%, (LIBOR 3M + 3.000%), 2/24/2025[b]	1,555,554
	McGraw-Hill Global Education Holdings, LLC, Term Loan
4,045,932	6.044%, (LIBOR 1M + 4.000%), 5/4/2022[b]	3,796,622

Principal Amount	Bank Loans (1.6%)[a]	Value
Consumer Non-Cyclical (0.3%) - continued
	Ortho-Clinical Diagnostics SA, Term Loan
$4,307,848	5.563%, (LIBOR 3M + 3.250%), 6/1/2025[b]	$4,160,304
	Plantronics, Inc., Term Loan
4,002,601	4.544%, (LIBOR 1M + 2.500%), 7/2/2025[b]	3,990,913
	R.R. Donnelly & Sons Company, Term Loan
279,296	7.044%, (LIBOR 3M + 5.000%), 1/15/2024[b]	279,995

	Total	30,625,336

Energy (0.1%)
	BCP Raptor II, LLC, Term Loan
538,650	6.794%, (LIBOR 1M + 4.750%), 12/19/2025[b]	482,539
	Calpine Corporation, Term Loan
1,586,854	4.610%, (LIBOR 3M + 2.500%), 1/15/2024[b]	1,589,901
	Consolidated Energy Finance SA, Term Loan
893,688	4.547%, (LIBOR 3M + 2.500%), 5/7/2025[b,c]	864,643
	Fieldwood Energy, LLC, Term Loan
2,052,773	7.506%, (LIBOR 3M + 5.250%), 4/11/2022[b]	1,774,499
	HFOTCO, LLC, Term Loan
3,288,375	4.800%, (LIBOR 1M + 2.750%), 6/26/2025[b]	3,278,115
	McDermott Technology (Americas), Inc., Term Loan
2,194,087	7.104%, (LIBOR 3M + 5.000%), 5/10/2025[b]	1,379,532
	Radiate Holdco, LLC, Term Loan
4,307,683	5.044%, (LIBOR 1M + 3.000%), 2/1/2024[b]	4,288,083

	Total	13,657,312

Financials (0.2%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
1,745,603	3.794%, (LIBOR 1M + 1.750%), 1/15/2025[b]	1,750,980
	Digicel International Finance, Ltd., Term Loan
3,188,317	5.340%, (LIBOR 3M + 3.250%), 5/27/2024[b]	2,755,248
	DTZ U.S. Borrower, LLC, Term Loan
3,118,500	5.294%, (LIBOR 1M + 3.250%), 8/21/2025[b]	3,120,059
	Genworth Holdings, Inc., Term Loan
398,925	6.670%, (LIBOR 2M + 4.500%), 3/7/2023[b,c]	399,922
	GGP Nimbus, LLC, Term Loan
2,470,050	4.544%, (LIBOR 1M + 2.500%), 8/24/2025[b]	2,434,556
	Grizzly Finco, Term Loan
1,707,750	5.569%, (LIBOR 3M + 3.250%), 10/1/2025[b]	1,692,449
	Harland Clarke Holdings Corporation, Term Loan
2,493,818	6.854%, (LIBOR 3M + 4.750%), 11/3/2023[b]	1,938,943

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (1.6%)[a]	Value
Financials (0.2%) - continued
	MoneyGram International, Inc., Term Loan
$1,182,038	8.044%, (LIBOR 1M + 6.000%), 6/30/2023[b,c]	$1,111,115
	Sable International Finance, Ltd., Term Loan
3,389,333	5.294%, (LIBOR 2M + 3.250%), 1/31/2026[b]	3,401,094
	Trans Union, LLC, Term Loan
972,688	0.000%, (LIBOR 3M + 2.000%), 6/19/2025[b]	975,119
	Tronox Finance, LLC, Term Loan
2,270,358	4.817%, (LIBOR 1M + 2.750%), 9/22/2024[b]	2,268,338
	Total	21,847,823

Technology (0.1%)
	Clear Channel Outdoor Holdings, Inc., Term Loan
1,075,000	5.544%, (LIBOR 1M + 3.500%), 8/23/2026[b]	1,077,301
	Prime Security Services Borrower, LLC, Term Loan
2,730,000	0.000%, (LIBOR 1M + 3.250%), 9/23/2026[b,d,e]	2,699,724
	Rackspace Hosting, Inc., Term Loan
3,723,140	5.287%, (LIBOR 3M + 3.000%), 11/3/2023[b]	3,410,731
	SS&C Technologies Holdings Europe SARL, Term Loan
457,970	4.294%, (LIBOR 1M + 2.250%), 4/16/2025[b]	459,115
	SS&C Technologies, Inc., Term Loan
693,344	4.294%, (LIBOR 1M + 2.250%), 4/16/2025[b]	695,077
1,484,825	4.294%, (LIBOR 1M + 2.250%), 4/16/2025[b]	1,490,082
	Total	9,832,030

Utilities (<0.1%)
	Core and Main, LP, Term Loan
1,252,687	4.863%, (LIBOR 1M + 2.750%), 8/1/2024[b]	1,240,950
	EnergySolutions, LLC, Term Loan
1,027,000	5.854%, (LIBOR 3M + 3.750%), 5/11/2025[b]	952,543
	TerraForm Power Operating, LLC, Term Loan
738,722	4.044%, (LIBOR 1M + 2.000%), 11/8/2022[b,c]	739,645
	Total	2,933,138

	Total Bank Loans (cost $168,855,980)	164,046,394

Shares	Registered Investment Companies (37.5%)	Value
Unaffiliated (0.6%)
11,610	Consumer Discretionary Select Sector SPDR Fund	1,401,327
198,000	Invesco Senior Loan ETF	4,472,820
13,897	iShares Russell 2000 Value Index Fund	1,659,441
20,980	Materials Select Sector SPDR Fund	1,221,036
16,590	ProShares Ultra S&P 500[g]	2,130,985

Shares	Registered Investment Companies (37.5%)	Value
Unaffiliated (0.6%) - continued
117,307	SPDR S&P 500 ETF Trust	$34,813,198
44,923	SPDR S&P Biotech ETF[g]	3,425,379
26,860	SPDR S&P Metals & Mining ETF	683,587
12,779	SPDR S&P Retail ETF	542,213
61,040	VanEck Vectors Oil Services ETF	717,220
128,150	Vanguard Real Estate ETF	11,949,988
	Total	63,017,194

Affiliated (36.9%)
21,037,272	Thrivent Core Emerging Markets Debt Fund	206,375,638
10,367,405	Thrivent Core International Equity Fund	97,557,281
26,539,050	Thrivent Core Low Volatility Equity Fund	321,653,286
27,107,661	Thrivent Global Stock Portfolio	348,761,751
40,765,672	Thrivent High Yield Portfolio	193,033,608
57,029,710	Thrivent Income Portfolio	603,254,571
55,936,322	Thrivent International Allocation Portfolio	530,074,963
35,530,142	Thrivent Large Cap Value Portfolio	632,265,981
33,583,682	Thrivent Limited Maturity Bond Portfolio	333,277,748
20,466,490	Thrivent Mid Cap Stock Portfolio	374,027,151
5,622,490	Thrivent Small Cap Stock Portfolio	99,944,826
	Total	3,740,226,804

	Total Registered Investment Companies (cost $3,345,429,222)	3,803,243,998

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Asset-Backed Securities (1.1%)
	Access Group, Inc.
382,414	2.518%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,h	377,287
	Aimco
3,100,000	3.618%, (LIBOR 3M + 1.320%), 7/22/2032, Ser. 2019-10A, Class Ab,h	3,099,665
	Ares CLO, Ltd.
4,250,000	3.703%, (LIBOR 3M + 1.400%), 10/17/2030, Ser. 2018-28RA, Class A2[b,h]	4,196,675
	Ares XXXIIR CLO, Ltd.
2,750,000	3.098%, (LIBOR 3M + 0.940%), 5/15/2030, Ser. 2014-32RA, Class A1Ab,h	2,712,831
	Benefit Street Partners CLO IV, Ltd.
3,100,000	4.028%, (LIBOR 3M + 1.750%), 1/20/2029, Ser. 2014-IVA, Class A2RRb,h	3,098,524
	Betony CLO, Ltd.
1,260,000	3.346%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,h]	1,248,521
	Buttermilk Park CLO, Ltd.
7,100,000	3.703%, (LIBOR 3M + 1.400%), 10/15/2031, Ser. 2018-1A, Class A2[b,h]	7,010,362

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Asset-Backed Securities (1.1%) - continued
	Carlyle Global Market Strategies CLO, Ltd.
$4,650,000	3.753%, (LIBOR 3M + 1.450%), 7/15/2031, Ser. 2014-5A, Class A2RRb,h	$4,592,586
	Carvana Auto Receivables Trust
650,000	2.340%, 6/15/2023, Ser. 2019-3A, Class A3[h]	650,261
	CBAM, Ltd.
4,500,000	4.008%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Ab,h	4,503,982
	Colony American Finance Trust
4,965,427	2.835%, 6/15/2052, Ser. 2019-2, Class Ah	5,056,715
	Commonbond Student Loan Trust
1,104,708	2.518%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,h]	1,081,611
	DRB Prime Student Loan Trust
265,583	3.918%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1[b,h]	269,378
	Dryden Senior Loan Fund
3,950,000	3.700%, (LIBOR 3M + 1.400%), 7/18/2030, Ser. 2018-65A, Class A2[b,h]	3,890,493
	Earnest Student Loan Program 2016-D, LLC
1,101,507	2.770%, 1/25/2041, Ser. 2016-D, Class A2[h]	1,106,521
	Edlinc Student Loan Funding Trust
16,490	5.502%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,h	16,507
	Galaxy XX CLO, Ltd.
4,500,000	3.278%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class ARb,h	4,455,509
	Golub Capital Partners, Ltd.
2,500,000	3.458%, (LIBOR 3M + 1.180%), 1/20/2031, Ser. 2015-22A, Class ARb,h	2,479,398
3,683,000	3.478%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class ARb,h	3,666,412
	Goodgreen Trust
4,404,682	3.860%, 10/15/2054, Ser. 2019-1A, Class Ah	4,664,719
	Home Partners of America Trust
5,724,928	2.908%, 9/17/2039, Ser. 2019-1, Class Ah	5,817,958
5,750,000	2.703%, 10/19/2039, Ser. 2019-2, Class Ah	5,768,557
	Laurel Road Prime Student Loan Trust
2,305,672	2.810%, 11/25/2042, Ser. 2017-C, Class A2Bh	2,334,339
	Lendmark Funding Trust
1,800,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Ah	1,799,318
	Madison Park Funding XIV, Ltd.
2,825,000	3.678%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,h	2,789,275

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Asset-Backed Securities (1.1%) - continued
	Magnetite XII, Ltd.
$4,425,000	3.403%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,h]	$4,411,429
	Mountain View CLO, Ltd.
3,175,000	3.423%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1Rb,h	3,142,034
	National Collegiate Trust
1,987,102	2.313%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,h	1,930,559
	Neuberger Berman CLO XIV, Ltd.
2,660,000	3.506%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class ARb,h	2,659,976
	Neuberger Berman CLO, Ltd.
850,000	3.458%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,h	849,014
	Octagon Investment Partners XVI, Ltd.
750,000	3.703%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,h	736,409
	OZLM VIII, Ltd.
1,300,000	3.473%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,h	1,298,644
	Palmer Square Loan Funding, Ltd.
4,033,798	3.128%, (LIBOR 3M + 0.850%), 1/20/2027, Ser. 2018-5A, Class A1[b,h]	4,030,345
2,200,000	3.928%, (LIBOR 3M + 1.650%), 4/20/2027, Ser. 2019-1A, Class A2[b,h]	2,199,960
	PPM CLO 3, Ltd.
2,250,000	3.874%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2019-3A, Class Ab,h	2,249,969
	Preston Ridge Partners Mortgage Trust, LLC
327,365	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[h,i]	328,076
	Race Point IX CLO, Ltd.
3,000,000	3.513%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,h	2,999,967
	Saxon Asset Securities Trust
1,204,048	4.117%, 8/25/2035, Ser. 2004-2, Class MF2	1,191,779
	Shackleton CLO, Ltd.
3,000,000	3.473%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,h]	2,985,450
	SLM Student Loan Trust
1,422,204	2.418%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	1,379,615
	SoFi Professional Loan Program, LLC
477,468	2.420%, 3/25/2030, Ser. 2015-A, Class A2[h]	477,487

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Asset-Backed Securities (1.1%) - continued
	TCW GEM II, Ltd.
$3,900,000	3.908%, (LIBOR 3M + 1.750%), 2/15/2029, Ser. 2019-1A, Class AJb,h	$3,901,416
	U.S. Small Business Administration
286,362	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	292,189
	Total	113,751,722

Basic Materials (0.3%)
	Anglo American Capital plc
1,115,000	4.875%, 5/14/2025[h]	1,211,130
	ArcelorMittal SA
368,000	6.125%, 6/1/2025	414,151
	CF Industries, Inc.
1,820,000	3.450%, 6/1/2023	1,847,300
	Dow Chemical Company
700,000	4.800%, 11/30/2028[h]	790,951
	DowDuPont, Inc.
1,475,000	4.493%, 11/15/2025	1,629,306
	First Quantum Minerals, Ltd.
1,880,000	7.500%, 4/1/2025[h]	1,851,800
	Glencore Funding, LLC
760,000	4.125%, 5/30/2023[h]	796,546
950,000	4.000%, 3/27/2027[h]	976,670
	International Paper Company
1,888,000	4.350%, 8/15/2048	1,959,531
	Kinross Gold Corporation
770,000	5.950%, 3/15/2024	857,048
1,950,000	4.500%, 7/15/2027	2,045,023
	Novelis Corporation
1,815,000	5.875%, 9/30/2026[h]	1,903,481
	Olin Corporation
1,835,000	5.125%, 9/15/2027	1,876,287
	Peabody Securities Finance Corporation
1,665,000	6.375%, 3/31/2025[h]	1,645,236
	Syngenta Finance NV
1,375,000	3.933%, 4/23/2021[h]	1,400,146
	Teck Resources, Ltd.
1,267,000	6.125%, 10/1/2035	1,435,668
	Tronox Finance plc
1,050,000	5.750%, 10/1/2025[h]	993,038
	Vale Overseas, Ltd.
1,135,000	6.250%, 8/10/2026	1,308,088
514,000	6.875%, 11/21/2036	651,238
	Westlake Chemical Corporation
1,520,000	3.600%, 8/15/2026	1,569,694
	Weyerhaeuser Company
1,500,000	4.000%, 11/15/2029	1,630,858
	Total	28,793,190

Capital Goods (0.5%)
	AECOM
720,000	5.875%, 10/15/2024	782,640
1,200,000	5.125%, 3/15/2027	1,260,000
	Amsted Industries, Inc.
1,260,000	5.625%, 7/1/2027[h]	1,329,300
	Ardagh Packaging Finance plc
1,810,000	6.000%, 2/15/2025[h]	1,892,536
	Boeing Company
900,000	3.850%, 11/1/2048	980,437
	Bombardier, Inc.
2,695,000	7.500%, 3/15/2025[h]	2,691,631

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Capital Goods (0.5%) - continued
	Building Materials Corporation of America
$1,855,000	6.000%, 10/15/2025[h]	$1,944,893
	Cemex SAB de CV
1,740,000	6.125%, 5/5/2025[h]	1,809,600
	Cintas Corporation No. 2
1,125,000	3.700%, 4/1/2027	1,226,940
	CNH Industrial Capital, LLC
1,452,000	4.875%, 4/1/2021	1,503,081
	CNH Industrial NV
915,000	3.850%, 11/15/2027	943,112
	Covanta Holding Corporation
890,000	6.000%, 1/1/2027	936,725
	Crown Cork & Seal Company, Inc.
1,670,000	7.375%, 12/15/2026	2,029,050
	H&E Equipment Services, Inc.
1,150,000	5.625%, 9/1/2025	1,183,810
	Ingersoll-Rand Luxembourg Finance SA
1,575,000	3.500%, 3/21/2026	1,640,526
	L3Harris Technologies, Inc.
2,150,000	3.950%, 5/28/2024[h]	2,281,757
	Lockheed Martin Corporation
1,496,000	3.600%, 3/1/2035	1,613,657
1,544,000	4.500%, 5/15/2036	1,849,673
374,000	6.150%, 9/1/2036	517,733
	Northrop Grumman Corporation
2,575,000	3.850%, 4/15/2045	2,837,834
	Owens-Brockway Glass Container, Inc.
1,460,000	5.000%, 1/15/2022[h]	1,505,917
	Republic Services, Inc.
1,100,000	2.900%, 7/1/2026	1,131,974
	Reynolds Group Issuer, Inc.
1,935,000	5.125%, 7/15/2023[h]	1,980,956
	Rockwell Collins, Inc.
2,000,000	2.800%, 3/15/2022	2,032,952
	Roper Technologies, Inc.
1,140,000	2.800%, 12/15/2021	1,158,258
605,000	3.650%, 9/15/2023	635,158
668,000	4.200%, 9/15/2028	734,672
	Siemens Financieringsmaatschappij NV
1,055,000	4.200%, 3/16/2047[h]	1,224,919
	Textron, Inc.
1,010,000	3.375%, 3/1/2028	1,039,057
	United Rentals North America, Inc.
1,790,000	5.500%, 7/15/2025	1,862,495
	United Technologies Corporation
1,850,000	4.450%, 11/16/2038	2,202,604
1,200,000	3.750%, 11/1/2046	1,317,818
1,900,000	4.050%, 5/4/2047	2,188,087
	Total	50,269,802

Collateralized Mortgage Obligations (0.9%)
	Ajax Mortgage Loan Trust
4,016,438	4.360%, 9/25/2065, Ser. 2018-C, Class Ab,h	4,062,909
	Alternative Loan Trust
814,662	6.000%, 8/1/2036, Ser. 2006-24CB, Class A9	684,335
	Angel Oak Mortgage Trust I, LLC
419,069	3.500%, 7/25/2046, Ser. 2016-1, Class A1[h]	421,520

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Collateralized Mortgage Obligations (0.9%) - continued
$2,403,422	3.628%, 3/25/2049, Ser. 2019-2, Class A1[b,h]	$2,437,006
	Bayview Koitere Fund Trust
1,735,099	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Ab,h	1,783,850
	Bellemeade Re, Ltd.
3,700,000	3.118%, (LIBOR 1M + 1.100%), 7/25/2029, Ser. 2019-3A, Class M1Ab,h	3,701,577
	BRAVO Residential Funding Trust
637,984	3.500%, 3/25/2058, Ser. 2019-1, Class A1Ch	650,325
	Citicorp Mortgage Securities, Inc.
3,888,433	6.000%, 7/25/2037, Ser. 2007-6, Class 1A4	3,829,942
	Citigroup Mortgage Loan Trust, Inc.
510,591	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	520,700
	COLT Funding, LLC
1,117,722	3.470%, 7/27/2048, Ser. 2018-2, Class A1[b,h]	1,121,534
	Countrywide Alternative Loan Trust
1,024,304	3.666%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	947,349
1,143,607	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	923,559
321,402	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	320,651
2,181,878	7.000%, 10/25/2037, Ser. 2007-24, Class A10	1,324,186
	Countrywide Home Loans, Inc.
579,454	5.750%, 4/25/2037, Ser. 2007-3, Class A27	474,030
	Credit Suisse Mortgage Trust
5,067,725	3.850%, 9/25/2057, Ser. 2018-RPL9, Class A1[b,h]	5,259,423
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
356,353	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	322,438
	Ellington Financial Mortgage Trust
	4.140%, 10/25/2058, Ser.
2,779,042	2018-1, Class A1FXb,h	2,814,015
	Federal Home Loan Mortgage Corporation
3,664,183	4.000%, 7/15/2031, Ser. 4104, Class KIj	246,557
	Federal Home Loan Mortgage Corporation - REMIC
17,400,000	3.859%, 11/25/2028, Ser. K086, Class A2[b,k]	19,673,174
2,651,178	3.000%, 2/15/2033, Ser. 4170, Class IGj	276,731
5,239,624	3.000%, 3/15/2033, Ser. 4180, Class PIj	533,089
	Federal National Mortgage Association - REMIC
9,454,402	3.000%, 12/25/2027, Ser. 2012-137, Class AIj	685,977
	FWD Securitization Trust
3,348,212	2.810%, 6/25/2049, Ser. 2019-INV1, Class A1[b,h]	3,361,400

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Collateralized Mortgage Obligations (0.9%) - continued
	Galton Funding Mortgage Trust 2017-1
$3,670,474	4.500%, 10/25/2058, Ser. 2018-2, Class A41[b,h]	$3,755,441
	GCAT Trust
281,436	2.985%, 2/25/2059, Ser. 2019-NQM1, Class A1[h,i]	282,089
	GS Mortgage-Backed Securities Trust
1,436,152	2.625%, 1/25/2059, Ser. 2019-SL1, Class A1[b,h]	1,426,864
	J.P. Morgan Alternative Loan Trust
1,214,637	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	1,016,293
	J.P. Morgan Mortgage Trust
308,728	4.507%, 6/25/2036, Ser. 2006-A4, Class 1A2[b]	277,069
	MASTR Alternative Loans Trust
1,435,906	2.468%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	484,258
	Merrill Lynch Alternative Note Asset Trust
455,248	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	337,583
	Preston Ridge Partners Mortgage Trust, LLC
3,490,011	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[h,i]	3,514,674
	Pretium Mortgage Credit Partners, LLC
1,757,591	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[h,i]	1,772,168
	RCO Mortgage, LLC
1,337,152	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[b,h]	1,363,770
	Renaissance Home Equity Loan Trust
3,392,307	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[i]	1,786,369
	Residential Accredit Loans, Inc. Trust
1,502,421	6.000%, 8/25/2035, Ser. 2005-QS10, Class 2A	1,513,074
	Sequoia Mortgage Trust
1,501,451	3.402%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	1,223,393
	Toorak Mortgage Corporation
250,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[h,i]	254,018
11,000,000	3.721%, 9/25/2022, Ser. 2019-2, Class A1[i]	11,019,476
	Verus Securitization Trust
1,334,850	2.485%, 7/25/2047, Ser. 2017-2A, Class A1[b,h]	1,327,542
897,187	3.836%, 2/25/2059, Ser. 2019-1, Class A1[b,h]	907,071
670,940	3.211%, 4/25/2059, Ser. 2019-2, Class A1[b,h]	674,617
1,341,882	3.345%, 4/25/2059, Ser. 2019-2, Class A2[b,h]	1,349,441
4,391,878	2.913%, 7/25/2059, Ser. 2019-INV2, Class A1[b,h]	4,403,625
	WaMu Mortgage Pass Through Certificates
140,180	3.811%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	135,069

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Collateralized Mortgage Obligations (0.9%) - continued
$520,416	3.909%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	$511,288

	Total	95,711,469

Commercial Mortgage-Backed Securities (1.2%)
	Benchmark 2019-B13 Mortgage Trust
5,000,000	2.952%, 8/15/2057, Ser. 2019-B13, Class A4[e]	5,186,555
	CSAIL Commercial Mortgage Trust
5,900,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	6,253,425
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,750,000	3.422%, 2/25/2052, Ser. K090, Class A2[k]	1,927,170
13,400,000	3.780%, 10/25/2028, Ser. K084, Class A2[b,k]	15,050,325
12,250,000	3.505%, 3/25/2029, Ser. K091, Class A2[k]	13,578,967
1,292,146	3.000%, 3/15/2045, Ser. 4741, Class GA	1,328,623
	Federal National Mortgage Association
9,600,000	3.410%, 5/1/2028	10,230,613
5,700,000	3.640%, 6/1/2028	6,136,380
3,972,076	3.730%, 6/1/2028	4,280,527
2,400,000	3.710%, 7/1/2028	2,581,918
	Federal National Mortgage Association - ACES
3,825,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2[b]	3,900,517
3,750,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	3,935,935
5,750,000	3.555%, 9/25/2028, Ser. 2019-M1, Class A2[b]	6,356,680
9,025,000	3.639%, 8/25/2030, Ser. 2018-M12, Class A2[b]	10,098,958
	Federal National Mortgage Association Grantor Trust
7,562,088	2.898%, 6/25/2027, Ser. 2017-T1, Class Ak	7,908,831
	GS Mortgage Securities Trust
3,468,863	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	3,668,082
6,600,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	7,028,601
2,000,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	2,107,399
	UBS Commercial Mortgage Trust
3,525,000	2.921%, 9/15/2052, Ser. 2019-C17, Class A4[e]	3,628,290
5,500,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	6,236,911
	Wells Fargo Commercial Mortgage Trust
4,000,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	4,286,778

	Total	125,711,485

Communications Services (0.9%)
	AMC Networks, Inc.
1,685,000	5.000%, 4/1/2024	1,735,550

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Communications Services (0.9%) - continued
	AT&T, Inc.
$1,825,000	4.350%, 3/1/2029	$2,016,868
1,037,000	4.300%, 2/15/2030	1,141,274
1,475,000	5.250%, 3/1/2037	1,736,717
2,210,000	4.900%, 8/15/2037	2,511,065
1,140,000	6.350%, 3/15/2040	1,448,751
1,300,000	5.550%, 8/15/2041	1,551,757
772,000	4.750%, 5/15/2046	856,658
1,630,000	5.450%, 3/1/2047	1,969,304
	British Sky Broadcasting Group plc
1,450,000	3.125%, 11/26/2022[h]	1,497,091
	British Telecommunications plc
1,475,000	4.500%, 12/4/2023	1,586,463
	CCO Holdings, LLC
2,200,000	5.875%, 4/1/2024[h]	2,295,612
900,000	5.125%, 5/1/2027[h]	939,375
	CCOH Safari, LLC
1,300,000	5.750%, 2/15/2026[h]	1,371,500
	Charter Communications Operating, LLC
700,000	4.500%, 2/1/2024	752,098
1,800,000	4.200%, 3/15/2028	1,894,940
1,525,000	6.484%, 10/23/2045	1,858,206
	Comcast Corporation
1,550,000	4.950%, 10/15/2058	1,988,595
800,000	4.049%, 11/1/2052	890,241
1,225,000	2.750%, 3/1/2023	1,254,940
900,000	3.950%, 10/15/2025	979,918
1,500,000	4.250%, 10/15/2030	1,707,312
1,265,000	4.400%, 8/15/2035	1,476,536
1,305,000	4.750%, 3/1/2044	1,594,338
550,000	4.600%, 8/15/2045	661,494
	Cox Communications, Inc.
1,815,000	3.350%, 9/15/2026[h]	1,875,007
748,000	4.600%, 8/15/2047[h]	821,429
	Crown Castle International Corporation
1,158,000	5.250%, 1/15/2023	1,263,490
1,496,000	3.200%, 9/1/2024	1,541,706
	Discovery Communications, LLC
1,850,000	4.900%, 3/11/2026	2,055,931
	Embarq Corporation
960,000	7.995%, 6/1/2036	948,902
	Frontier Communications
	Corporation
875,000	8.000%, 4/1/2027[h]	922,854
	Gray Television, Inc.
1,865,000	5.875%, 7/15/2026[h]	1,939,600
	Level 3 Communications, Inc.
2,270,000	5.375%, 1/15/2024	2,315,059
	Level 3 Financing, Inc.
995,000	5.375%, 5/1/2025	1,031,069
	Moody’s Corporation
1,045,000	2.750%, 12/15/2021	1,058,793
	Neptune Finco Corporation
2,517,000	10.875%, 10/15/2025[h]	2,850,377
	Netflix, Inc.
1,860,000	4.875%, 4/15/2028	1,892,457
	Nexstar Escrow Corporation
1,403,000	5.625%, 8/1/2024[h]	1,460,313
	Omnicom Group, Inc.
750,000	3.600%, 4/15/2026	790,745
	Sirius XM Radio, Inc.
1,760,000	5.000%, 8/1/2027[h]	1,815,352

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Communications Services (0.9%) - continued
	Sprint Communications, Inc.
$2,025,000	6.000%, 11/15/2022	$2,151,563
	Sprint Corporation
1,680,000	7.625%, 2/15/2025	1,848,000
	Telefonica Emisiones SAU
900,000	4.570%, 4/27/2023	970,141
615,000	4.665%, 3/6/2038	676,742
	Time Warner Entertainment Company, LP
1,691,000	8.375%, 3/15/2023	2,002,209
	T-Mobile USA, Inc.
2,870,000	4.500%, 2/1/2026	2,954,091
	Verizon Communications, Inc.
1,739,000	5.150%, 9/15/2023	1,944,895
1,876,000	3.376%, 2/15/2025	1,981,384
820,000	3.258%, (LIBOR 3M + 1.100%), 5/15/2025[b]	832,674
1,165,000	4.272%, 1/15/2036	1,312,076
2,992,000	4.862%, 8/21/2046	3,658,361
355,000	4.522%, 9/15/2048	419,216
	Viacom, Inc.
735,000	4.250%, 9/1/2023	779,474
1,427,000	6.875%, 4/30/2036	1,831,942
1,140,000	5.850%, 9/1/2043	1,402,035
	Virgin Media Secured Finance plc
1,815,000	5.250%, 1/15/2026[h]	1,864,913
	Vodafone Group plc
1,600,000	4.875%, 6/19/2049	1,782,697
	Walt Disney Company
2,505,000	6.400%, 12/15/2035[h]	3,612,976

	Total	94,325,076

Consumer Cyclical (0.7%)
	Allison Transmission, Inc.
2,000,000	5.000%, 10/1/2024[h]	2,043,750
	Amazon.com, Inc.
1,870,000	3.875%, 8/22/2037	2,148,570
1,122,000	4.050%, 8/22/2047	1,350,480
	American Honda Finance Corporation
1,600,000	2.150%, 9/10/2024	1,591,195
	Brookfield Property REIT, Inc.
990,000	5.750%, 5/15/2026[h]	1,034,550
	Brookfield Residential Properties, Inc.
1,615,000	6.250%, 9/15/2027[h]	1,623,075
	Cinemark USA, Inc.
1,725,000	4.875%, 6/1/2023	1,748,719
	D.R. Horton, Inc.
1,515,000	2.550%, 12/1/2020	1,519,449
	Daimler Finance North America, LLC
150,000	2.837%, (LIBOR 3M + 0.550%), 5/4/2021[b,h]	149,918
	Ford Motor Credit Company, LLC
570,000	3.200%, 1/15/2021	570,748
1,650,000	5.596%, 1/7/2022	1,733,581
575,000	3.374%, (LIBOR 3M + 1.270%), 3/28/2022[b]	567,121
1,650,000	2.979%, 8/3/2022	1,633,708
	General Motors Company
	3.034%, (LIBOR 3M +
1,500,000	0.900%), 9/10/2021[b]	1,498,606
1,800,000	5.000%, 10/1/2028	1,913,598

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Consumer Cyclical (0.7%) - continued
	General Motors Financial Company, Inc.
$772,000	4.200%, 3/1/2021	$788,632
1,635,000	3.150%, 6/30/2022	1,653,921
760,000	3.950%, 4/13/2024	782,078
	Hanesbrands, Inc.
1,400,000	4.875%, 5/15/2026[h]	1,479,100
	Hilton Domestic Operating Company, Inc.
1,790,000	4.875%, 1/15/2030[h]	1,889,971
	Home Depot, Inc.
1,755,000	5.400%, 9/15/2040	2,336,601
1,140,000	4.250%, 4/1/2046	1,363,946
1,870,000	3.900%, 6/15/2047	2,142,439
	Hyundai Capital America
2,250,000	3.000%, 6/20/2022[h]	2,267,096
	L Brands, Inc.
880,000	5.625%, 2/15/2022	927,300
910,000	6.694%, 1/15/2027	894,075
	Landry’s, Inc.
1,795,000	6.750%, 10/15/2024[h]	1,839,875
	Lear Corporation
1,219,000	5.250%, 1/15/2025	1,259,177
	Lennar Corporation
925,000	4.125%, 1/15/2022	946,969
1,895,000	4.875%, 12/15/2023	2,013,438
585,000	4.500%, 4/30/2024	616,298
	Live Nation Entertainment, Inc.
585,000	5.375%, 6/15/2022[h]	592,313
1,300,000	5.625%, 3/15/2026[h]	1,382,875
	Macy’s Retail Holdings, Inc.
2,000,000	2.875%, 2/15/2023	1,974,693
	Mastercard, Inc.
1,070,000	3.950%, 2/26/2048	1,266,413
	Mattamy Group Corporation
1,560,000	6.500%, 10/1/2025[h]	1,638,000
	McDonald’s Corporation
1,755,000	4.450%, 3/1/2047	2,016,481
	MGM Resorts International
1,940,000	6.000%, 3/15/2023	2,137,298
	Navistar International Corporation
1,600,000	6.625%, 11/1/2025[h]	1,624,000
	New Red Finance, Inc.
1,840,000	4.250%, 5/15/2024[h]	1,892,826
	Prime Security Services Borrower, LLC
1,820,000	5.750%, 4/15/2026[h]	1,895,166
	Scientific Games International, Inc.
910,000	5.000%, 10/15/2025[h]	938,938
	ServiceMaster Company, LLC
1,700,000	5.125%, 11/15/2024[h]	1,763,750
	Six Flags Entertainment Corporation
1,810,000	4.875%, 7/31/2024[h]	1,873,350
	Viking Cruises, Ltd.
1,290,000	5.875%, 9/15/2027[h]	1,366,884
	Volkswagen Group of America Finance, LLC
1,800,000	4.250%, 11/13/2023[h]	1,917,906
	Walmart, Inc.
1,300,000	3.250%, 7/8/2029	1,405,017
	Yum! Brands, Inc.
1,590,000	5.000%, 6/1/2024[h]	1,649,625
460,000	4.750%, 1/15/2030[h]	474,375

	Total	72,137,894

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Consumer Non-Cyclical (1.3%)
	Abbott Laboratories
$380,000	2.900%, 11/30/2021	$386,855
665,000	3.400%, 11/30/2023	699,089
1,445,000	4.750%, 11/30/2036	1,775,902
	AbbVie, Inc.
1,910,000	3.600%, 5/14/2025	1,986,138
726,000	4.700%, 5/14/2045	775,618
	Albertson’s Companies, LLC
1,980,000	7.500%, 3/15/2026[h]	2,202,750
	Allergan, Inc.
1,450,000	2.800%, 3/15/2023	1,463,443
	Altria Group, Inc.
875,000	4.400%, 2/14/2026	935,369
3,350,000	5.800%, 2/14/2039	3,884,651
	Amgen, Inc.
100,000	3.125%, 5/1/2025	103,980
	Anheuser-Busch Companies, LLC
1,228,000	3.650%, 2/1/2026	1,315,769
3,040,000	4.700%, 2/1/2036	3,515,886
	Anheuser-Busch InBev Worldwide, Inc.
3,525,000	4.750%, 4/15/2058	4,104,532
1,740,000	4.375%, 4/15/2038	1,948,453
415,000	4.600%, 4/15/2048	478,390
	Anthem, Inc.
1,870,000	4.625%, 5/15/2042	2,072,603
	B&G Foods, Inc.
625,000	5.250%, 9/15/2027	639,125
	BAT Capital Corporation
1,122,000	3.222%, 8/15/2024	1,135,562
1,496,000	4.540%, 8/15/2047	1,436,265
	Baxalta, Inc.
721,000	4.000%, 6/23/2025	777,201
	Bayer U.S. Finance II, LLC
1,630,000	4.250%, 12/15/2025[h]	1,740,222
	Becton, Dickinson and Company
1,594,000	3.734%, 12/15/2024	1,686,825
1,800,000	3.700%, 6/6/2027	1,907,093
1,122,000	4.669%, 6/6/2047	1,325,932
	Boston Scientific Corporation
800,000	4.000%, 3/1/2028	877,160
1,140,000	7.375%, 1/15/2040	1,734,472
	Bunge, Ltd. Finance Corporation
800,000	3.500%, 11/24/2020	808,638
	Cargill, Inc.
1,650,000	3.250%, 5/23/2029[h]	1,765,775
	Celgene Corporation
3,035,000	2.875%, 8/15/2020	3,051,687
	Centene Corporation
2,050,000	4.750%, 1/15/2025	2,104,325
	Cigna Corporation
405,000	3.193%, (LIBOR 3M + 0.890%), 7/15/2023[b]	405,914
1,200,000	4.125%, 11/15/2025	1,292,144
875,000	3.050%, 10/15/2027	890,527
1,500,000	4.800%, 8/15/2038	1,685,417
	Clorox Company
2,175,000	3.100%, 10/1/2027	2,269,129
	Conagra Brands, Inc.
725,000	3.800%, 10/22/2021	748,179
1,210,000	4.300%, 5/1/2024	1,298,453
	Constellation Brands, Inc.
1,450,000	3.600%, 2/15/2028	1,531,219
	CVS Health Corporation
714,000	3.700%, 3/9/2023	743,150

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Consumer Non-Cyclical (1.3%) - continued
$400,000	4.000%, 12/5/2023	$422,721
1,780,000	4.100%, 3/25/2025	1,900,676
2,560,000	4.875%, 7/20/2035	2,862,884
1,955,000	4.780%, 3/25/2038	2,155,196
830,000	5.050%, 3/25/2048	943,903
	EMD Finance, LLC
1,520,000	2.950%, 3/19/2022[h]	1,538,129
	Energizer Holdings, Inc.
1,849,000	5.500%, 6/15/2025[h]	1,914,325
	Express Scripts Holding Company
1,600,000	4.800%, 7/15/2046	1,792,264
	HCA, Inc.
2,610,000	5.375%, 2/1/2025	2,851,425
	Imperial Brands Finance plc
1,600,000	3.875%, 7/26/2029[h]	1,612,755
	JBS USA Lux SA
1,900,000	5.500%, 1/15/2030[h]	2,013,962
	JBS USA, LLC
930,000	5.750%, 6/15/2025[h]	968,893
	Keurig Dr Pepper, Inc.
1,275,000	3.551%, 5/25/2021	1,303,184
	Kimberly-Clark Corporation
1,900,000	3.900%, 5/4/2047	2,180,134
	Kraft Foods Group, Inc.
1,544,000	5.000%, 6/4/2042	1,592,707
	Kraft Heinz Foods Company
1,900,000	3.375%, 6/15/2021	1,924,588
1,575,000	4.875%, 10/1/2049[h]	1,589,544
	Kroger Company
935,000	2.800%, 8/1/2022	951,408
	Medtronic, Inc.
2,733,000	4.375%, 3/15/2035	3,290,551
105,000	4.625%, 3/15/2045	134,759
	Merck & Company, Inc.
330,000	3.700%, 2/10/2045	373,610
	Mondelez International Holdings Netherlands BV
1,570,000	2.000%, 10/28/2021[h]	1,566,859
	Mylan, Inc.
450,000	3.125%, 1/15/2023[h]	454,682
	Nestle Holdings, Inc.
850,000	3.900%, 9/24/2038[h]	982,529
	Par Pharmaceutical, Inc.
910,000	7.500%, 4/1/2027[h]	828,100
	Perrigo Finance Unlimited Company
987,000	4.900%, 12/15/2044	924,320
	Post Holdings, Inc.
800,000	5.500%, 3/1/2025[h]	838,000
	Reynolds American, Inc.
2,338,000	5.700%, 8/15/2035	2,610,698
	Roche Holdings, Inc.
1,158,000	4.000%, 11/28/2044[h]	1,381,051
	Shire Acquisitions Investments Ireland Designated Activity Company
2,262,000	2.400%, 9/23/2021	2,272,487
	Simmons Foods, Inc.
1,950,000	5.750%, 11/1/2024[h]	1,901,250
	Smithfield Foods, Inc.
1,770,000	2.700%, 1/31/2020[h]	1,768,958
1,060,000	2.650%, 10/3/2021[h]	1,049,813
	Spectrum Brands, Inc.
1,580,000	5.750%, 7/15/2025	1,648,714
	Tenet Healthcare Corporation
510,000	4.625%, 7/15/2024	524,142

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Consumer Non-Cyclical (1.3%) - continued
$1,340,000	5.125%, 11/1/2027[h]	$1,384,689
	Tyson Foods, Inc.
748,000	3.550%, 6/2/2027	792,753
	UnitedHealth Group, Inc.
1,815,000	2.950%, 10/15/2027	1,873,973
3,450,000	4.625%, 7/15/2035	4,181,424
	Valeant Pharmaceuticals International, Inc.
900,000	5.875%, 5/15/2023[h]	911,250
	VRX Escrow Corporation
3,610,000	6.125%, 4/15/2025[h]	3,745,375
	Zimmer Biomet Holdings, Inc.
1,300,000	3.550%, 4/1/2025	1,365,037
	Zoetis, Inc.
2,490,000	4.700%, 2/1/2043	2,987,555

	Total	129,815,119

Energy (1.0%)
	Alliance Resource Operating Partners, LP
1,050,000	7.500%, 5/1/2025[h]	1,036,875
	Antero Resources Corporation
310,000	5.125%, 12/1/2022	272,025
1,500,000	5.625%, 6/1/2023[g]	1,297,500
	BP Capital Markets America, Inc.
415,000	3.119%, 5/4/2026	433,211
	BP Capital Markets plc
1,085,000	3.535%, 11/4/2024	1,152,099
2,550,000	3.279%, 9/19/2027	2,684,447
	Canadian Oil Sands, Ltd.
1,000,000	9.400%, 9/1/2021[h]	1,116,307
	Cenovus Energy, Inc.
1,800,000	5.400%, 6/15/2047	2,027,713
	Cheniere Corpus Christi Holdings, LLC
1,810,000	7.000%, 6/30/2024	2,079,237
1,695,000	5.875%, 3/31/2025	1,885,687
	Cheniere Energy Partners, LP
1,930,000	5.625%, 10/1/2026	2,048,019
	Chesapeake Energy Corporation
1,770,000	7.000%, 10/1/2024	1,269,975
	ConocoPhillips
1,870,000	6.500%, 2/1/2039	2,705,964
	Continental Resources, Inc.
1,012,000	5.000%, 9/15/2022	1,020,916
1,550,000	4.375%, 1/15/2028	1,601,561
	Diamondback Energy, Inc.
1,230,000	4.750%, 11/1/2024	1,259,213
770,000	5.375%, 5/31/2025	803,541
	El Paso Pipeline Partners Operating Company, LLC
1,120,000	4.300%, 5/1/2024	1,197,890
	Enbridge Energy Partners, LP
1,840,000	5.875%, 10/15/2025	2,143,483
	Enbridge, Inc.
1,285,000	2.900%, 7/15/2022	1,309,392
	Energy Transfer Operating, LP
730,000	4.200%, 9/15/2023	767,997
1,600,000	6.000%, 6/15/2048	1,891,434
	Energy Transfer Partners, LP
970,000	4.900%, 3/15/2035	1,001,992
800,000	5.150%, 2/1/2043	831,495
	Eni SPA
1,500,000	4.000%, 9/12/2023[h]	1,588,068

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Energy (1.0%) - continued
	EnLink Midstream Partners, LP
$775,000	4.150%, 6/1/2025	$718,813
2,659,000	4.850%, 7/15/2026	2,526,050
	EQM Midstream Partners LP
1,600,000	4.750%, 7/15/2023	1,606,025
	EQT Corporation
425,000	4.875%, 11/15/2021	435,970
	Hess Corporation
2,515,000	3.500%, 7/15/2024	2,566,897
	Kinder Morgan Energy Partners, LP
1,150,000	3.500%, 3/1/2021	1,167,358
1,870,000	6.500%, 9/1/2039	2,367,290
	Kinder Morgan, Inc.
50,000	6.500%, 9/15/2020	51,964
	Magellan Midstream Partners, LP
1,070,000	5.000%, 3/1/2026	1,201,281
	Marathon Oil Corporation
1,140,000	2.700%, 6/1/2020	1,142,230
1,250,000	6.600%, 10/1/2037	1,555,757
	Marathon Petroleum Corporation
2,244,000	4.750%, 12/15/2023	2,435,415
846,000	6.500%, 3/1/2041	1,053,520
	MPLX, LP
1,425,000	4.875%, 12/1/2024	1,564,434
2,244,000	4.875%, 6/1/2025	2,468,919
	Nabors Industries, Inc.
1,195,000	5.750%, 2/1/2025	884,300
	Newfield Exploration Company
1,725,000	5.625%, 7/1/2024	1,903,110
	Noble Energy, Inc.
1,850,000	5.050%, 11/15/2044	2,019,263
	Occidental Petroleum Corporation
1,796,000	4.850%, 3/15/2021	1,857,010
1,002,000	3.200%, 8/15/2026	1,009,411
	Parsley Energy, LLC
1,405,000	5.625%, 10/15/2027[h]	1,450,663
	Petrobras Global Finance BV
949,000	5.093%, 1/15/2030[h]	989,949
	Phillips 66
1,450,000	3.900%, 3/15/2028	1,563,461
	Pioneer Natural Resources Company
750,000	4.450%, 1/15/2026	821,765
	Plains All American Pipeline, LP
1,690,000	5.000%, 2/1/2021	1,733,718
	Precision Drilling Corporation
860,000	7.125%, 1/15/2026[h]	795,500
	Sabine Pass Liquefaction, LLC
1,125,000	6.250%, 3/15/2022	1,212,186
1,300,000	5.625%, 4/15/2023	1,412,648
1,500,000	5.750%, 5/15/2024	1,672,077
	Schlumberger Holdings Corporation
1,630,000	4.000%, 12/21/2025[h]	1,738,063
	Southwestern Energy Company
1,780,000	7.500%, 4/1/2026	1,548,600
	Suncor Energy, Inc.
990,000	3.600%, 12/1/2024	1,043,753
	Sunoco, LP
860,000	5.500%, 2/15/2026	897,556
1,285,000	5.875%, 3/15/2028	1,363,706
	Tallgrass Energy Partners, LP
2,860,000	5.500%, 1/15/2028[h]	2,795,364
	Transocean Pontus, Ltd.
890,000	6.125%, 8/1/2025[h]	903,350
	Transocean, Inc.
885,000	7.250%, 11/1/2025[h]	779,906

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Energy (1.0%) - continued
	W&T Offshore, Inc.
$965,000	9.750%, 11/1/2023[h]	$921,208
	Western Gas Partners, LP
1,496,000	4.000%, 7/1/2022	1,514,125
	Williams Companies, Inc.
1,815,000	7.500%, 1/15/2031	2,386,898
	Williams Partners, LP
950,000	4.000%, 11/15/2021	976,492
560,000	3.600%, 3/15/2022	575,238
935,000	4.500%, 11/15/2023	1,000,856
	Woodside Finance, Ltd.
1,825,000	3.650%, 3/5/2025[h]	1,881,191
735,000	3.700%, 3/15/2028[h]	754,645
	WPX Energy, Inc.
1,645,000	5.750%, 6/1/2026	1,686,125

	Total	100,380,101

Financials (2.3%)
	ACE INA Holdings, Inc.
1,115,000	4.350%, 11/3/2045	1,369,285
	AerCap Ireland Capital, Ltd.
1,870,000	5.000%, 10/1/2021	1,966,121
1,240,000	3.500%, 1/15/2025	1,265,558
	Aircastle, Ltd.
1,700,000	5.000%, 4/1/2023	1,820,687
	Ally Financial, Inc.
1,825,000	5.750%, 11/20/2025	2,044,036
	American International Group, Inc.
60,000	4.125%, 2/15/2024	64,213
2,245,000	3.750%, 7/10/2025	2,371,084
2,085,000	3.900%, 4/1/2026	2,220,442
	Aviation Capital Group, LLC
1,300,000	2.875%, 1/20/2022[h]	1,305,298
	Avolon Holdings Funding, Ltd.
800,000	5.250%, 5/15/2024[h]	856,560
	Banco Santander SA
	3.460%, (LIBOR 3M +
1,400,000	1.120%), 4/12/2023[b]	1,401,289
	Bank of America Corporation
700,000	3.499%, 5/17/2022[b]	713,865
1,280,000	3.300%, 1/11/2023	1,323,283
1,490,000	2.881%, 4/24/2023[b]	1,512,433
1,520,000	4.000%, 4/1/2024	1,630,955
1,800,000	4.200%, 8/26/2024	1,930,745
2,070,000	4.000%, 1/22/2025	2,198,880
1,800,000	3.458%, 3/15/2025[b]	1,878,080
1,825,000	3.093%, 10/1/2025[b]	1,879,793
2,244,000	4.183%, 11/25/2027	2,414,430
1,550,000	3.824%, 1/20/2028[b]	1,665,731
950,000	3.194%, 7/23/2030[b]	980,326
	Bank of Nova Scotia
1,550,000	2.700%, 3/7/2022	1,577,112
	Barclays Bank plc
386,000	10.179%, 6/12/2021[h]	431,679
	Barclays plc
2,415,000	3.250%, 1/12/2021	2,432,494
1,575,000	4.610%, 2/15/2023[b]	1,636,220
83,000	3.650%, 3/16/2025	84,942
	Boston Properties, LP
950,000	4.500%, 12/1/2028	1,080,878
	BPCE SA
975,000	3.000%, 5/22/2022[h]	989,380
2,541,000	3.500%, 10/23/2027[h]	2,645,172
	Camden Property Trust
1,975,000	3.150%, 7/1/2029	2,055,476

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Financials (2.3%) - continued
	Capital One Financial Corporation
$1,520,000	3.050%, 3/9/2022	$1,550,302
1,800,000	4.200%, 10/29/2025	1,918,357
	Capital One NA
1,600,000	2.150%, 9/6/2022	1,598,644
	CIT Group, Inc.
1,770,000	5.000%, 8/15/2022	1,875,138
	Citigroup, Inc.
150,000	2.750%, 4/25/2022	152,238
850,000	4.050%, 7/30/2022	889,865
1,075,000	3.142%, 1/24/2023[b]	1,094,922
2,515,000	4.400%, 6/10/2025	2,704,095
1,520,000	3.200%, 10/21/2026	1,569,216
2,244,000	3.668%, 7/24/2028[b]	2,375,110
1,140,000	4.125%, 7/25/2028	1,227,342
1,815,000	3.520%, 10/27/2028[b]	1,901,305
978,000	4.650%, 7/23/2048	1,196,927
	CNA Financial Corporation
650,000	3.900%, 5/1/2029	702,446
	Comerica, Inc.
45,000	3.700%, 7/31/2023	47,252
	Commerzbank AG
1,850,000	8.125%, 9/19/2023[h]	2,157,448
	Compass Bank
1,350,000	3.500%, 6/11/2021	1,372,284
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,975,000	3.950%, 11/9/2022	2,057,114
988,000	4.625%, 12/1/2023	1,062,293
	Credit Suisse Group AG
900,000	7.250%, 9/12/2025[b,h,l]	963,000
1,385,000	3.869%, 1/12/2029[b,h]	1,458,789
	Credit Suisse Group Funding (Guernsey), Ltd.
236,000	3.125%, 12/10/2020	238,207
	Credit Suisse Group Funding, Ltd.
1,544,000	3.750%, 3/26/2025	1,622,509
	Danske Bank AS
1,225,000	3.244%, 12/20/2025[b,h]	1,234,988
	Deutsche Bank AG
876,000	2.700%, 7/13/2020	874,199
2,300,000	3.375%, 5/12/2021	2,293,354
950,000	4.250%, 10/14/2021	963,706
300,000	4.875%, 12/1/2032[b]	271,614
	Discover Bank
1,750,000	8.700%, 11/18/2019	1,763,534
900,000	2.450%, 9/12/2024	897,559
1,670,000	4.682%, 8/9/2028[b]	1,745,976
	Duke Realty, LP
330,000	3.875%, 2/15/2021	336,757
960,000	4.375%, 6/15/2022	1,008,564
	ERP Operating, LP
337,000	3.375%, 6/1/2025	356,235
	Fidelity National Financial, Inc.
1,300,000	5.500%, 9/1/2022	1,395,123
	Fifth Third Bancorp
1,200,000	2.600%, 6/15/2022	1,212,887
	Five Corners Funding Trust
3,070,000	4.419%, 11/15/2023[h]	3,319,108
	GE Capital International Funding Company
5,580,000	4.418%, 11/15/2035	5,852,923
	Goldman Sachs Group, Inc.
2,600,000	5.375%, 5/10/2020[b,l]	2,619,500
2,863,000	5.250%, 7/27/2021	3,016,772

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Financials (2.3%) - continued
$2,150,000	2.876%, 10/31/2022[b]	$2,174,897
1,496,000	2.908%, 6/5/2023[b]	1,515,680
1,000,000	3.625%, 2/20/2024	1,049,084
2,600,000	3.691%, 6/5/2028[b]	2,729,629
1,130,000	4.750%, 10/21/2045	1,358,889
	HCP, Inc.
642,000	4.000%, 12/1/2022	672,241
660,000	3.400%, 2/1/2025	684,386
	HSBC Holdings plc
2,675,000	3.400%, 3/8/2021	2,715,927
1,475,000	6.875%, 6/1/2021[b,l]	1,547,275
1,225,000	2.650%, 1/5/2022	1,233,791
1,850,000	3.803%, 3/11/2025[b]	1,927,260
1,460,000	3.900%, 5/25/2026	1,548,366
	Icahn Enterprises, LP
345,000	6.750%, 2/1/2024	358,800
1,215,000	6.375%, 12/15/2025	1,277,588
	ING Groep NV
1,125,000	3.150%, 3/29/2022	1,150,385
1,300,000	4.100%, 10/2/2023	1,380,079
	International Lease Finance Corporation
750,000	5.875%, 8/15/2022	821,736
	Iron Mountain, Inc.
1,090,000	6.000%, 8/15/2023	1,115,724
	J.P. Morgan Chase & Company
900,000	2.295%, 8/15/2021	902,388
1,950,000	2.700%, 5/18/2023	1,983,446
825,000	3.513%, (LIBOR 3M + 1.230%), 10/24/2023[b]	838,081
1,320,000	3.625%, 5/13/2024	1,398,742
1,550,000	3.875%, 9/10/2024	1,651,372
2,585,000	3.125%, 1/23/2025	2,678,504
3,200,000	3.900%, 7/15/2025	3,452,871
1,475,000	4.203%, 7/23/2029[b]	1,638,801
1,150,000	4.452%, 12/5/2029[b]	1,300,830
2,240,000	3.882%, 7/24/2038[b]	2,459,805
	Kimco Realty Corporation
2,992,000	3.300%, 2/1/2025	3,086,102
	Liberty Mutual Group, Inc.
760,000	4.950%, 5/1/2022[h]	805,647
	Lloyds Bank plc
	2.699%, (LIBOR 3M +
850,000	0.490%), 5/7/2021[b]	849,913
	Lloyds Banking Group plc
1,815,000	2.907%, 11/7/2023[b]	1,818,598
	Marsh & McLennan Companies, Inc.
1,300,000	3.875%, 3/15/2024	1,385,852
	MassMutual Global Funding
1,230,000	2.750%, 6/22/2024[h]	1,258,716
	MetLife, Inc.
1,300,000	4.050%, 3/1/2045	1,454,367
	Mitsubishi UFJ Financial Group, Inc.
2,160,000	3.455%, 3/2/2023	2,235,632
1,870,000	3.287%, 7/25/2027	1,955,453
	Morgan Stanley
760,000	5.550%, 7/15/2020[b,l]	770,526
899,000	3.458%, (LIBOR 3M + 1.180%), 1/20/2022[b]	907,709
1,683,000	2.750%, 5/19/2022	1,707,212
670,000	4.875%, 11/1/2022	718,473
1,450,000	3.125%, 1/23/2023	1,487,432
1,925,000	4.350%, 9/8/2026	2,086,949
2,244,000	3.591%, 7/22/2028[b]	2,366,909
1,440,000	3.772%, 1/24/2029[b]	1,538,970

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Financials (2.3%) - continued
	MPT Operating Partnership, LP
$870,000	6.375%, 3/1/2024	$912,012
990,000	4.625%, 8/1/2029	1,019,700
	Nasdaq, Inc.
55,000	3.850%, 6/30/2026	58,944
	Nationwide Building Society
950,000	3.622%, 4/26/2023[b,h]	968,504
	New York Life Global Funding
1,120,000	2.300%, 6/10/2022[h]	1,126,280
	Park Aerospace Holdings, Ltd.
800,000	4.500%, 3/15/2023[h]	827,840
	Prudential Financial, Inc.
1,250,000	3.700%, 3/13/2051	1,291,927
	Quicken Loans, Inc.
1,905,000	5.750%, 5/1/2025[h]	1,964,531
	Realty Income Corporation
1,475,000	4.125%, 10/15/2026	1,624,932
	Regency Centers, LP
2,100,000	4.125%, 3/15/2028	2,280,441
	Reinsurance Group of America, Inc.
1,100,000	4.700%, 9/15/2023	1,188,698
1,000,000	3.900%, 5/15/2029	1,064,261
	Royal Bank of Scotland Group plc
525,000	6.125%, 12/15/2022	568,067
650,000	6.100%, 6/10/2023	707,978
1,000,000	3.875%, 9/12/2023	1,032,001
1,745,000	5.125%, 5/28/2024	1,860,202
1,550,000	4.269%, 3/22/2025[b]	1,621,068
1,375,000	4.445%, 5/8/2030[b]	1,472,678
	Santander UK Group Holdings plc
1,351,000	2.875%, 10/16/2020	1,355,237
	Simon Property Group, LP
1,400,000	2.750%, 2/1/2023	1,428,389
1,520,000	4.250%, 11/30/2046	1,756,243
	SITE Centers Corporation
498,000	4.625%, 7/15/2022	520,552
	Societe Generale SA
1,122,000	4.750%, 11/24/2025[h]	1,205,323
	Sumitomo Mitsui Financial Group, Inc.
1,280,000	2.784%, 7/12/2022	1,299,055
1,090,000	3.102%, 1/17/2023	1,117,732
1,140,000	3.010%, 10/19/2026	1,171,648
	Synchrony Financial
590,000	4.250%, 8/15/2024	622,493
1,850,000	3.950%, 12/1/2027	1,896,837
	UBS Group Funding Jersey, Ltd.
1,158,000	4.125%, 9/24/2025[h]	1,251,229
	UBS Group Funding Switzerland AG
110,000	3.491%, 5/23/2023[h]	112,922
	Ventas Realty, LP
1,550,000	3.100%, 1/15/2023	1,590,032
1,790,000	4.000%, 3/1/2028	1,921,477
	Voya Financial, Inc.
2,618,000	3.125%, 7/15/2024	2,703,058
	Wells Fargo & Company
1,680,000	2.625%, 7/22/2022	1,698,691
1,520,000	3.450%, 2/13/2023	1,570,148
1,550,000	4.125%, 8/15/2023	1,644,634
1,320,000	3.000%, 2/19/2025	1,355,386
125,000	3.000%, 4/22/2026	128,195
1,475,000	3.000%, 10/23/2026	1,512,692
2,680,000	4.900%, 11/17/2045	3,207,965
	Welltower, Inc.
610,000	3.950%, 9/1/2023	646,184

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value

Financials (2.3%) - continued
	ZB NA
$1,550,000	3.500%, 8/27/2021	$1,583,792
	Total	233,535,064

Foreign Government (<0.1%)
	Kommunalbanken AS
1,270,000	1.500%, 10/22/2019[h]	1,269,505
	Total	1,269,505

Mortgage-Backed Securities (8.5%)
	Federal National Mortgage Association
3,742,853	3.230%, 11/1/2020	3,758,307
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
57,000,000	2.500%, 10/1/2034[e]	57,490,957
98,950,000	3.500%, 10/1/2034[e]	102,343,675
201,353,000	3.000%, 10/1/2034[e]	205,844,116
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
880,475	4.165%, (LIBOR 12M + 1.540%), 7/1/2043[b]	907,711
	4.321%, (LIBOR 12M +
571,900	1.550%), 7/1/2043[b]	592,553
	4.082%, (LIBOR 12M +
273,013	1.530%), 8/1/2043[b]	281,646
183,477,000	3.500%, 10/1/2049[e]	188,243,101
295,455,000	3.000%, 10/1/2049[e]	299,956,071
	Total	859,418,137

Technology (0.6%)
	Apple, Inc.
1,500,000	3.200%, 5/11/2027	1,591,008
1,405,000	3.000%, 11/13/2027	1,476,314
2,570,000	3.750%, 9/12/2047	2,862,346
	Applied Materials, Inc.
736,000	3.300%, 4/1/2027	783,309
	Avnet, Inc.
1,100,000	3.750%, 12/1/2021	1,122,623
	Broadcom Corporation
1,146,000	3.875%, 1/15/2027	1,151,924
1,350,000	3.500%, 1/15/2028	1,317,109
	CommScope Technologies Finance, LLC
1,930,000	6.000%, 6/15/2025[h]	1,741,825
	Dell International, LLC/EMC Corporation
575,000	4.000%, 7/15/2024[h]	601,434
	Diamond 1 Finance Corporation
1,870,000	5.450%, 6/15/2023[h]	2,036,286
2,860,000	6.020%, 6/15/2026[h]	3,225,185
	Diamond Sports Group, LLC
1,810,000	6.625%, 8/15/2027[g,h]	1,875,250
	Equinix, Inc.
1,825,000	5.750%, 1/1/2025	1,900,372
	Harland Clarke Holdings Corporation
1,135,000	8.375%, 8/15/2022[h]	930,700
	Hewlett Packard Enterprise Company
1,600,000	3.009%, (LIBOR 3M + 0.720%), 10/5/2021[b]	1,600,146
760,000	4.400%, 10/15/2022	805,092
	Inception Merger Sub, Inc.
1,000,000	8.625%, 11/15/2024[g,h]	919,900

Principal Amount	Long-Term Fixed Income (29.8%)	Value

Technology (0.6%) - continued
	Iron Mountain, Inc.
$750,000	4.875%, 9/15/2029[h]	$761,475
	Marvell Technology Group, Ltd.
950,000	4.200%, 6/22/2023	995,806
1,265,000	4.875%, 6/22/2028	1,405,224
	Microsoft Corporation
2,400,000	4.750%, 11/3/2055	3,236,728
2,400,000	4.200%, 11/3/2035	2,871,479
4,500,000	3.700%, 8/8/2046	5,157,492
	NCR Corporation
1,190,000	6.125%, 9/1/2029[h]	1,254,320
	NXP BV/NXP Funding, LLC
1,500,000	4.875%, 3/1/2024[h]	1,626,667
	Oracle Corporation
3,565,000	2.950%, 5/15/2025	3,708,371
1,815,000	3.850%, 7/15/2036	2,003,434
	Plantronics, Inc.
1,650,000	5.500%, 5/31/2023[h]	1,654,125
	SS&C Technologies, Inc.
1,580,000	5.500%, 9/30/2027[h]	1,651,140
	Texas Instruments, Inc.
1,630,000	4.150%, 5/15/2048	1,999,006
	Tyco Electronics Group SA
374,000	3.450%, 8/1/2024	390,590
748,000	3.125%, 8/15/2027	769,774
	Total	55,426,454

Transportation (0.2%)
	Air Canada Pass Through Trust
371,541	3.875%, 3/15/2023[h]	376,483
	Air Lease Corporation
610,000	3.500%, 1/15/2022	625,654
	Boeing Company
2,550,000	3.600%, 5/1/2034	2,766,514
	Burlington Northern Santa Fe, LLC
1,120,000	5.750%, 5/1/2040	1,507,531
1,720,000	5.050%, 3/1/2041	2,152,454
1,175,000	4.450%, 3/15/2043	1,396,354
	CSX Corporation
119,000	3.700%, 11/1/2023	125,854
1,250,000	3.350%, 9/15/2049	1,222,092
	Delta Air Lines, Inc.
830,000	2.875%, 3/13/2020	831,775
	Hertz Corporation
970,000	5.500%, 10/15/2024[h]	971,455
	Penske Truck Leasing Company, LP
1,350,000	3.375%, 2/1/2022[h]	1,377,864
	United Continental Holdings, Inc.
1,850,000	4.875%, 1/15/2025	1,946,385
	XPO Logistics, Inc.
1,703,000	6.750%, 8/15/2024[h]	1,843,497
	Total	17,143,912

U.S. Government & Agencies (9.5%)
	U.S. Treasury Bonds
7,285,000	2.250%, 11/15/2027	7,621,078
76,750,000	2.875%, 5/15/2028	84,251,114
19,535,000	5.250%, 11/15/2028	25,451,205
2,975,000	4.375%, 5/15/2040	4,187,080
1,340,000	3.000%, 5/15/2042	1,568,009
68,926,000	2.500%, 5/15/2046	74,289,304
46,190,000	2.875%, 5/15/2049	53,915,999
	U.S. Treasury Bonds, TIPS
142,913	2.375%, 1/15/2025	159,123
100,895	2.125%, 2/15/2040	134,266

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value

U.S. Government & Agencies (9.5%) - continued
	U.S. Treasury Notes
$12,650,000	1.000%, 10/15/2019	$12,644,683
92,255,000	1.500%, 10/31/2019[m,n]	92,209,795
58,185,000	1.750%, 11/30/2019	58,155,334
5,080,000	2.250%, 3/31/2020	5,089,128
63,255,000	1.375%, 9/30/2020	62,980,730
14,000,000	2.750%, 11/30/2020	14,150,391
1,015,000	1.875%, 12/15/2020	1,015,912
34,200,000	2.500%, 2/28/2021	34,550,016
5,000,000	1.375%, 5/31/2021	4,971,875
36,909,000	1.125%, 8/31/2021	36,534,143
4,300,000	2.500%, 1/15/2022	4,383,312
22,855,000	1.875%, 7/31/2022	23,028,198
16,300,000	2.000%, 11/30/2022	16,506,934
4,910,000	2.500%, 3/31/2023	5,064,972
82,790,000	2.500%, 1/31/2024	86,001,346
27,885,000	2.125%, 7/31/2024	28,603,910
33,950,000	2.250%, 11/15/2024	35,069,289
27,685,000	2.125%, 11/30/2024	28,436,605
56,830,000	2.625%, 1/31/2026	60,275,319
98,850,000	2.500%, 2/28/2026	104,159,326
	Total	965,408,396

Utilities (0.8%)
	Ameren Illinois Company
830,000	4.500%, 3/15/2049	1,021,105
	American Electric Power Company, Inc.
2,552,000	2.950%, 12/15/2022	2,603,650
	Appalachian Power Company
750,000	3.300%, 6/1/2027	784,311
	Berkshire Hathaway Energy Company
1,165,000	4.500%, 2/1/2045	1,383,267
	Calpine Corporation
1,835,000	5.375%, 1/15/2023	1,857,938
	CenterPoint Energy, Inc.
605,000	3.850%, 2/1/2024	638,438
1,400,000	2.500%, 9/1/2024	1,398,203
900,000	4.250%, 11/1/2028	989,217
	CMS Energy Corporation
1,140,000	2.950%, 2/15/2027	1,149,645
	Commonwealth Edison Company
1,300,000	3.700%, 3/1/2045	1,403,015
	Consolidated Edison Company of New York, Inc.
2,650,000	4.125%, 5/15/2049	3,032,950
	Consolidated Edison, Inc.
579,000	4.500%, 12/1/2045	687,220
	Consumers Energy Company
1,200,000	4.350%, 4/15/2049	1,473,387
	DTE Electric Company
965,000	3.700%, 3/15/2045	1,050,551
1,225,000	3.700%, 6/1/2046	1,316,550
	Duke Energy Carolinas, LLC
2,540,000	3.700%, 12/1/2047	2,759,444
	Duke Energy Corporation
1,520,000	3.750%, 9/1/2046	1,567,589
	Duke Energy Florida, LLC
1,030,000	3.200%, 1/15/2027	1,080,070
	Duke Energy Indiana, LLC
1,550,000	3.750%, 5/15/2046	1,666,354
	Edison International
520,000	2.950%, 3/15/2023	521,118
2,925,000	5.750%, 6/15/2027	3,287,438

Principal Amount	Long-Term Fixed Income (29.8%)	Value

Utilities (0.8%) - continued
	Energy Transfer Operating, LP
$1,630,000	5.200%, 2/1/2022	$1,720,185
	Eversource Energy
1,625,000	2.500%, 3/15/2021	1,630,085
	Exelon Corporation
1,158,000	4.450%, 4/15/2046	1,312,785
	FirstEnergy Corporation
460,000	2.850%, 7/15/2022	467,002
1,395,000	4.850%, 7/15/2047	1,657,937
	ITC Holdings Corporation
294,000	4.050%, 7/1/2023	309,475
760,000	5.300%, 7/1/2043	968,113
	MidAmerican Energy Holdings Company
2,316,000	6.500%, 9/15/2037	3,257,998
	Mississippi Power Company
1,040,000	3.950%, 3/30/2028	1,134,390
	Monongahela Power Company
990,000	5.400%, 12/15/2043[h]	1,328,054
	National Rural Utilities Cooperative Finance Corporation
550,000	3.900%, 11/1/2028	612,818
1,050,000	3.700%, 3/15/2029	1,160,770
	NextEra Energy Operating Partners, LP
1,740,000	3.875%, 10/15/2026[h]	1,740,000
	NiSource Finance Corporation
748,000	3.490%, 5/15/2027	784,760
2,200,000	5.650%, 2/1/2045	2,836,738
	Oncor Electric Delivery Company, LLC
2,992,000	3.750%, 4/1/2045	3,299,515
	Pacific Gas and Electric Company
900,000	3.300%, 12/1/2027[f,o]	891,000
900,000	3.950%, 12/1/2047[f,o]	870,750
	PPL Capital Funding, Inc.
552,000	3.400%, 6/1/2023	568,166
1,400,000	5.000%, 3/15/2044	1,635,301
	PPL Electric Utilities Corporation
1,122,000	3.950%, 6/1/2047	1,275,532
	Public Service Electric & Gas Company
1,900,000	3.000%, 5/15/2027	1,978,839
	San Diego Gas and Electric Company
1,540,000	4.150%, 5/15/2048	1,754,768
	South Carolina Electric & Gas Company
1,850,000	5.100%, 6/1/2065	2,472,840
	Southern California Edison Company
1,500,000	4.000%, 4/1/2047	1,613,628
	Southern Company
1,843,000	3.250%, 7/1/2026	1,904,118
	Southern Company Gas Capital Corporation
1,870,000	4.400%, 5/30/2047	2,111,987
	Southwestern Electric Power Company
620,000	3.900%, 4/1/2045	654,923
	TerraForm Power Operating, LLC
1,880,000	5.000%, 1/31/2028[h]	1,955,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value

Utilities (0.8%) - continued
	Virginia Electric and Power Company
$850,000	4.600%, 12/1/2048	$1,044,261
	Total	76,623,398

	Total Long-Term Fixed Income (cost $2,927,146,968)	3,019,720,724

Shares	Common Stock (27.0%)	Value

Communications Services (1.5%)
214,243	Activision Blizzard, Inc.	11,337,740
51,194	Alphabet, Inc., Class Ap	62,515,041
7,619	Alphabet, Inc., Class Cp	9,287,561
140,972	Auto Trader Group plc[h]	883,561
41,459	CBS Corporation	1,673,700
207,134	Comcast Corporation	9,337,601
52,644	DISH Network Corporation[p]	1,793,581
187,328	Facebook, Inc.[p]	33,359,370
10,038	Hemisphere Media Group, Inc.[p]	122,664
71,000	HKT Trust and HKT, Ltd.	112,629
2,525	Ipsos SA	71,928
10,700	KDDI Corporation	279,192
71,215	Mediaset Espana Comunicacion SAg	459,042
30,767	News Corporation	439,814
165,031	ORBCOMM, Inc.[p]	785,548
6,088	Rightmove plc	41,193
12,050	Scholastic Corporation	455,008
32,339	Seven West Media, Ltd.[p]	8,521
39,396	Take-Two Interactive Software, Inc.[p]	4,937,895
33,755	Telenor ASA	677,257
112,633	Telstra Corporation, Ltd.	266,993
25,400	TV Asahi Holdings Corporation	400,974
52,449	Twitter, Inc.[p]	2,160,899
225,837	Verizon Communications, Inc.	13,631,521
5,688	Wolters Kluwer NV	415,026
38,922	Zillow Group, Inc.[p]	1,149,950
	Total	156,604,209

Consumer Discretionary (3.3%)
74,690	Alibaba Group Holding, Ltd. ADR[p]	12,490,409
50,482	Amazon.com, Inc.[p]	87,632,209
20,952	American Axle & Manufacturing Holdings, Inc.[p]	172,225
3,200	AOKI Holdings, Inc.	30,862
5,000	Aoyama Trading Company, Ltd.	87,266
34,049	Aptiv plc	2,976,564
3,600	Autobacs Seven Company, Ltd.	59,037
42,295	Barratt Developments plc	336,694
1,274	Barrett Business Services, Inc.	113,157
8,000	Benesse Holdings, Inc.	208,401
14,498	Berkeley Group Holdings plc	744,388
2,549	Booking Holdings, Inc.[p]	5,002,693
65,821	BorgWarner, Inc.	2,414,314
98,066	Bright Horizons Family Solutions, Inc.[p]	14,955,065
7,293	Buckle, Inc.[g]	150,236
29,652	Burlington Stores, Inc.[p]	5,925,063
75,775	Canada Goose Holdings, Inc.[g,p]	3,331,827
10,556	Century Casinos, Inc.[p]	81,598
38,516	Children’s Place, Inc.[g]	2,965,347
6,197	Chipotle Mexican Grill, Inc.[p]	5,208,393
4,100	Chiyoda Company, Ltd.	64,402
4,087	Cie Generale des Etablissements Michelin	455,061
80,200	Citizen Watch Company, Ltd.	393,459
2,582	Compass Group plc	66,441

Shares	Common Stock (27.0%)	Value

Consumer Discretionary (3.3%) - continued
9,745	Cooper-Standard Holdings, Inc.[p]	$398,376
8,410	Countryside Properties plc[h]	34,716
40,133	Crocs, Inc.[p]	1,114,092
42,880	CSS Industries, Inc.	170,234
39,054	Culp, Inc.	636,580
43,513	D.R. Horton, Inc.	2,293,570
67,900	Delphi Technologies plc	909,860
22,900	Denso Corporation	1,011,892
12,794	Domino’s Pizza, Inc.	3,129,284
98,180	Duluth Holdings, Inc.[g,p]	832,566
52,882	Emerald Expositions Events, Inc.	514,542
36,591	Ethan Allen Interiors, Inc.	698,888
40,488	Etsy, Inc.[p]	2,287,572
1,700	Exedy Corporation	33,333
56,039	Five Below, Inc.[p]	7,066,518
474	Genuine Parts Company	47,206
50,304	G-III Apparel Group, Ltd.[p]	1,296,334
59,134	Grand Canyon Education, Inc.[p]	5,806,959
71,503	Harley-Davidson, Inc.	2,571,963
117,782	Home Depot, Inc.	27,327,780
6,810	Hooker Furniture Corporation	146,006
68,171	International Game Technology plc	968,710
1,225	Johnson Outdoors, Inc.	71,736
119,490	Knoll, Inc.	3,029,071
81,409	Lowe’s Companies, Inc.	8,951,734
11,272	Lululemon Athletica, Inc.[p]	2,170,198
25,296	Marcus Corporation	936,205
6,626	McDonald’s Corporation	1,422,668
32,891	Michaels Companies, Inc.[g,p]	322,003
44,176	Modine Manufacturing Company[p]	502,281
11,334	Mohawk Industries, Inc.[p]	1,406,209
72,963	Moneysupermarket.com Group plc	339,315
25,487	Movado Group, Inc.	633,607
53,216	Netflix, Inc.[p]	14,241,666
24,900	NHK Spring Company, Ltd.	191,017
281,571	NIKE, Inc.	26,445,148
200,000	Nissan Motor Company, Ltd.	1,248,671
84,782	Norwegian Cruise Line Holdings, Ltd.[p]	4,389,164
142	NVR, Inc.[p]	527,864
69,068	Ollie’s Bargain Outlet Holdings, Inc.[p]	4,050,147
3,700	Onward Holdings Company, Ltd.	19,277
5,325	O’Reilly Automotive, Inc.[p]	2,122,066
19,508	Oxford Industries, Inc.	1,398,724
47,553	Park Hotels & Resorts, Inc.	1,187,398
14,200	Park24 Company, Ltd.	329,881
108,086	Planet Fitness, Inc.[p]	6,254,937
334,222	Playa Hotels and Resorts NVp	2,616,958
2,800	Plenus Company, Ltd.[g]	47,039
235,926	Red Rock Resorts, Inc.	4,790,477
37,136	Redrow plc	282,027
14,598	RHg,p	2,493,776
2,600	Rinnai Corporation	175,195
31,039	Ruth’s Hospitality Group, Inc.	633,661
7,700	Sangetsu Company, Ltd.	145,456
45,600	Sekisui House, Ltd.	899,787
1,800	SHIMAMURA Company, Ltd.	143,005
28,070	Sony Corporation ADR	1,659,779
32,310	Standard Motor Products, Inc.	1,568,650
135,568	Starbucks Corporation	11,986,923
2,836	Steven Madden, Ltd.	101,500
5,112	Strategic Education, Inc.	694,619
1,700	Sumitomo Forestry Company, Ltd.	22,699
65,700	Sumitomo Rubber Industries, Ltd.	782,354
12,437	Super Retail Group, Ltd.	83,282
1,500	Takara Standard Company, Ltd.	24,832

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (27.0%)	Value

Consumer Discretionary (3.3%) - continued
141,004	Taylor Wimpey plc	$279,882
43,094	Texas Roadhouse, Inc.	2,263,297
115,292	Toll Brothers, Inc.	4,732,737
30,600	Toyoda Gosei Company, Ltd.	616,020
100	TS Tech Company, Ltd.	3,059
16,118	Tupperware Brands Corporation	255,793
16,908	Ulta Beauty, Inc.[p]	4,237,990
3,000	United Arrows, Ltd.	87,833
22,576	Vail Resorts, Inc.	5,137,395
4,992	WH Smith plc	121,979
30,790	Wingstop, Inc.	2,687,351
22,100	Yahoo Japan Corporation	62,264
26,772	Zumiez, Inc.[p]	848,003
	Total	337,838,701

Consumer Staples (1.0%)
4,600	Arcs Company, Ltd.	96,722
20,682	Calavo Growers, Inc.[g]	1,968,513
5,730	Carlsberg AS	846,768
50,495	Casey’s General Stores, Inc.	8,137,774
35,023	Central Garden & Pet Company[p]	1,023,722
5,385	Central Garden & Pet Company, Class Ap	149,299
100,359	Coca-Cola Company	5,463,544
104,089	Colgate-Palmolive Company	7,651,582
6,465	Costco Wholesale Corporation	1,862,631
142,554	Cott Corporation	1,777,648
6,051	ForFarmers BV	38,117
1,414	Glanbia plc	17,570
1,251	Grocery Outlet Holding Corporation[p]	43,385
172,046	Hain Celestial Group, Inc.[p]	3,694,688
581	Inter Parfums, Inc.	40,653
100,100	Japan Tobacco, Inc.	2,193,155
16,497	John B. Sanfilippo & Son, Inc.	1,593,610
18,315	Kimberly-Clark Corporation	2,601,646
777	L’Oreal SA	217,304
1,500	Ministop Company, Ltd.	19,329
221,688	Monster Beverage Corporation[p]	12,871,205
11,497	Nestle SA	1,246,902
61,954	PepsiCo, Inc.	8,493,893
155,638	Philip Morris International, Inc.	11,817,593
66,723	Procter & Gamble Company	8,299,007
11,030	Seneca Foods Corporation[p]	343,915
12,800	Sugi Holdings Company, Ltd.	694,661
26,000	Sundrug Company, Ltd.	820,388
176,878	SunOpta, Inc.[p]	318,380
31,017	TreeHouse Foods, Inc.[p]	1,719,893
2,000	TSURUHA Holdings, Inc.	218,407
148,042	Turning Point Brands, Inc.	3,413,849
21,696	Unilever NV	1,302,793
36,043	Unilever plc	2,166,244
90,121	Wal-Mart Stores, Inc.	10,695,560
	Total	103,860,350

Energy (0.6%)
103,503	Abraxas Petroleum Corporation[p]	52,528
355,717	Archrock, Inc.	3,546,499
109,559	BP plc ADR[g]	4,162,146
86,854	Chevron Corporation	10,300,884
16,555	Concho Resources, Inc.	1,124,085
52,332	Contura Energy, Inc.[p]	1,463,203
35,549	Diamondback Energy, Inc.	3,196,211
21,381	Dril-Quip, Inc.[p]	1,072,899
4,767	Enterprise Products Partners, LP	136,241
77,805	EQT Corporation	827,845
35,279	Era Group, Inc.[p]	372,546

Shares	Common Stock (27.0%)	Value

Energy (0.6%) - continued
220,730	Euronav NV	$2,030,716
8,914	Evolution Petroleum Corporation	52,058
64,571	Exterran Corporation[p]	843,297
3,497	Exxon Mobil Corporation	246,923
86,909	Frank’s International NVp	412,818
956	Gaztransport Et Technigaz SA	94,585
121,150	Gran Tierra Energy, Inc.[p]	151,438
51,972	Gulfport Energy Corporation[p]	140,844
93,761	Halliburton Company	1,767,395
66,478	Liberty Oilfield Services, Inc.[g]	719,957
286,664	Marathon Oil Corporation	3,517,367
80,313	Marathon Petroleum Corporation	4,879,015
1,331	Matrix Service Company[p]	22,813
412,370	Nabors Industries, Ltd.	771,132
164,625	Nine Energy Service, Inc.[p]	1,015,736
162,128	Oceaneering International, Inc.[p]	2,196,834
55,034	Oil States International, Inc.[p]	731,952
77,809	Pacific Drilling SAg,[p]	304,233
144,611	Patterson-UTI Energy, Inc.	1,236,424
25,699	Pioneer Natural Resources Company	3,232,163
1,926	REX American Resources Corporation[p]	147,012
43,364	Royal Dutch Shell plc, Class A	1,271,771
60,408	Royal Dutch Shell plc, Class B	1,785,376
16,420	SEACOR Holdings, Inc.[p]	772,889
15,356	Select Energy Services, Inc.[p]	132,983
102,871	Talos Energy, Inc.[p]	2,091,368
69,189	TechnipFMC plc	1,670,223
8,695	U.S. Silica Holdings, Inc.	83,124
17,195	Unit Corporation[p]	58,119
119,021	WPX Energy, Inc.[p]	1,260,432
	Total	59,896,084

Financials (3.9%)
1,766	1st Source Corporation	80,759
7,341	AB Industrivarden	160,592
75,013	Aflac, Inc.	3,924,680
54,806	AG Mortgage Investment Trust, Inc.	830,311
5,686	Alleghany Corporation[p]	4,536,063
7,515	Allianz SE	1,749,288
82,304	Ally Financial, Inc.	2,729,201
11,485	American Express Company	1,358,446
146,562	American Financial Group, Inc.	15,806,712
45,078	American International Group, Inc.	2,510,845
31,798	Ameriprise Financial, Inc.	4,677,486
50,621	Ameris Bancorp	2,036,989
25,154	Argo Group International Holdings, Ltd.	1,766,817
37,268	Arthur J. Gallagher & Company	3,338,095
11,942	Artisan Partners Asset Management, Inc.	337,242
123,366	Assured Guaranty, Ltd.	5,484,852
2,419	Baloise Holding AG	433,424
81,109	Bank Leumi Le-Israel BM	577,482
632,128	Bank of America Corporation	18,439,174
6,023	Bank of Marin Bancorp	249,894
19,723	Bank of Montreal	1,452,670
39,365	BankFinancial Corporation	468,444
11,894	Banner Corporation	668,086
20,299	Berkshire Hathaway, Inc.[p]	4,222,598
8,836	BlackRock, Inc.	3,937,675
15,023	BOK Financial Corporation	1,189,070
186,816	Boston Private Financial Holdings, Inc.	2,177,341
38,972	Bridgewater Bancshares, Inc.[p]	465,326
439,251	BrightSphere Investment Group	4,352,977

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (27.0%)	Value

Financials (3.9%) - continued
37,636	Brown & Brown, Inc.	$1,357,154
14,316	Byline Bancorp, Inc.[p]	255,970
62,800	Capital One Financial Corporation	5,713,544
30,833	Cboe Global Markets, Inc.	3,543,020
8,394	Central Pacific Financial Corporation	238,390
243,141	Charles Schwab Corporation	10,170,588
23,686	Chubb, Ltd.	3,823,868
83,606	CI Financial Corporation	1,219,839
13,724	Cincinnati Financial Corporation	1,601,179
165,044	Citigroup, Inc.	11,401,240
37,143	Citizens Financial Group, Inc.	1,313,748
31,090	CNP Assurances	600,804
22,932	Cohen & Steers, Inc.	1,259,655
53,285	Colony Capital, Inc.	320,776
76,220	Comerica, Inc.	5,029,758
54,166	Community Trust Bancorp, Inc.	2,306,388
74,400	DBS Group Holdings, Ltd.	1,345,979
1,358	Deutsche Boerse AG	211,793
28,127	Deutsche Pfandbriefbank AGh	342,921
631	Diamond Hill Investment Group, Inc.	87,160
49,249	Direct Line Insurance Group plc	181,704
38,341	Discover Financial Services	3,109,072
34,984	DnB ASA	616,697
77,708	Dynex Capital, Inc.	1,148,524
196,313	E*TRADE Financial Corporation	8,576,915
20,901	East West Bancorp, Inc.	925,705
18,072	Ellington Residential Mortgage REIT	190,479
28,939	Enterprise Financial Services Corporation	1,179,264
46,881	Essent Group, Ltd.	2,234,817
14,961	Euronext NVh	1,225,025
12,864	FBL Financial Group, Inc.	765,537
3,943	Federal Agricultural Mortgage Corporation	321,985
230,992	Fifth Third Bancorp	6,324,561
37,147	Financial Institutions, Inc.	1,121,096
54,234	First American Financial Corporation	3,200,348
2,176	First Bancorp	78,118
67,423	First Busey Corporation	1,704,453
18,778	First Citizens BancShares, Inc.	8,854,766
73,219	First Defiance Financial Corporation	2,120,788
28,614	First Financial Corporation	1,243,851
46,043	First Hawaiian, Inc.	1,229,348
43,623	First Interstate BancSystem, Inc.	1,755,390
2,119	First Mid-Illinois Bancshares, Inc.	73,360
29,475	First Midwest Bancorp, Inc.	574,173
6,304	First of Long Island Corporation	143,416
34,446	First Republic Bank	3,330,928
125,536	FlexiGroup, Ltd.	216,463
7,296	Goldman Sachs Group, Inc.	1,511,950
56,611	Great Southern Bancorp, Inc.	3,223,996
58,514	Hamilton Lane, Inc.	3,332,957
9,740	Hancock Whitney Corporation	372,993
38,997	Hanover Insurance Group, Inc.	5,285,653
177,233	Hartford Financial Services Group, Inc.	10,742,092
26,293	Heartland Financial USA, Inc.	1,176,349
163,950	Heritage Commerce Corporation	1,927,232
47,381	Hometrust Bancshares, Inc.	1,235,223
23,744	Horace Mann Educators Corporation	1,100,060
63,217	Horizon Bancorp, Inc.	1,097,447
12,573	Houlihan Lokey, Inc.	567,042
168,258	HSBC Holdings plc	1,289,230
67,057	IBERIABANK Corporation	5,065,486
60,626	Independent Bank Corporation	1,292,243
52,883	Interactive Brokers Group, Inc.	2,844,048

Shares	Common Stock (27.0%)	Value

Financials (3.9%) - continued
232,861	Intercontinental Exchange, Inc.	$21,486,084
18,724	International Bancshares Corporation	723,121
189,785	Israel Discount Bank, Ltd.	834,141
77,771	J.P. Morgan Chase & Company	9,152,869
10,289	Kemper Corporation	802,028
157,074	KeyCorp	2,802,200
8,052	KKR Real Estate Finance Trust, Inc.	157,256
28,046	Lakeland Bancorp, Inc.	432,750
13,831	Laurentian Bank of Canada[g]	470,098
39,073	Loews Corporation	2,011,478
13,716	M&T Bank Corporation	2,166,717
66,756	Manulife Financial Corporation	1,224,418
2,402	Markel Corporation[p]	2,838,924
108,819	Medibank Private, Ltd.	249,905
8,195	Mercantile Bank Corporation	268,796
88,747	Meridian Bancorp, Inc.	1,664,006
65,632	MetLife, Inc.	3,095,205
77,979	MidWestOne Financial Group, Inc.	2,379,919
4,411	Moody’s Corporation	903,505
55,079	Morgan Stanley	2,350,221
14,024	MSCI, Inc.	3,053,726
12,159	National Bank of Canada[g]	604,990
919	National Western Life Group, Inc.	246,632
25,298	Newmark Group, Inc.	229,200
54,912	Northern Trust Corporation	5,124,388
34,704	Old Second Bancorp, Inc.	424,083
12,757	Opus Bank	277,720
24,736	PacWest Bancorp	898,906
3,698	Paragon Banking Group plc	21,929
3,678	Pargesa Holding SA	282,906
67,677	PCSB Financial Corporation	1,352,863
2,364	Peapack-Gladstone Financial Corporation	66,263
11,255	Peoples Bancorp, Inc.	358,022
31,798	Popular, Inc.	1,719,636
9,555	Primerica, Inc.	1,215,683
96,902	Prosight Global, Inc.[p]	1,876,023
21,541	Prudential Financial, Inc.	1,937,613
39,445	QCR Holdings, Inc.	1,498,121
75,500	Radian Group, Inc.	1,724,420
96,276	Raymond James Financial, Inc.	7,938,919
33,353	Reinsurance Group of America, Inc.	5,332,478
6,835	Royal Bank of Canada	554,446
46,834	S&P Global, Inc.	11,473,393
2,359	S&T Bancorp, Inc.	86,174
50,925	Sandy Spring Bancorp, Inc.	1,716,682
120,566	Santander Consumer USA Holdings, Inc.	3,075,639
107,048	Seacoast Banking Corporation of Florida[p]	2,709,385
60,481	SEI Investments Company	3,583,802
4,200	Senshu Ikeda Holdings, Inc.	7,293
19,535	Skandinaviska Enskilda Banken AB	179,501
413,164	SLM Corporation	3,646,172
22,350	State Auto Financial Corporation	723,917
20,478	State Street Corporation	1,212,093
10,861	Stifel Financial Corporation	623,204
8,516	Sun Life Financial, Inc.	380,789
23,313	SVB Financial Group[p]	4,871,251
58,967	Synovus Financial Corporation	2,108,660
15,069	Territorial Bancorp, Inc.	430,672
7,928	Topdanmark AS	382,702
33,392	Toronto-Dominion Bank	1,947,037
14,291	TPG RE Finance Trust, Inc.	283,533
34,502	TriCo Bancshares	1,252,423

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (27.0%)	Value

Financials (3.9%) - continued
169,776	TrustCo Bank Corporation	$1,383,674
113,572	U.S. Bancorp	6,285,075
30,476	United Community Banks, Inc.	863,995
4,567	Univest Financial Corporation	116,504
1,183	Virtus Investment Partners, Inc.	130,804
8,030	Walker & Dunlop, Inc.	449,118
20,777	Washington Trust Bancorp, Inc.	1,003,737
6,631	WesBanco, Inc.	247,800
12,198	Western Alliance Bancorp	562,084
2,210	Westwood Holdings Group, Inc.	61,151
2,935	Willis Towers Watson plc	566,367
94,606	Wintrust Financial Corporation	6,114,386
234,139	Zions Bancorporations NA	10,423,868
	Total	398,272,590

Health Care (3.7%)
185,032	Abbott Laboratories	15,481,627
5,379	ABIOMED, Inc.[p]	956,870
38,807	Aerie Pharmaceuticals, Inc.[g,p]	745,871
70,276	Agilent Technologies, Inc.	5,385,250
62,727	Agios Pharmaceuticals, Inc.[g,p]	2,032,355
11,402	Alexion Pharmaceuticals, Inc.[p]	1,116,712
16,537	AmerisourceBergen Corporation	1,361,491
39,244	Amgen, Inc.	7,594,106
3,769	Amplifon SPA	92,468
5,120	AngioDynamics, Inc.[p]	94,310
14,364	Arena Pharmaceuticals, Inc.[p]	657,440
979	Atrion Corporation	762,807
47,959	Axonics Modulation Technologies, Inc.[p]	1,291,056
60,386	Bausch Health Companies, Inc.[p]	1,319,434
5,550	Becton, Dickinson and Company	1,403,928
4,816	Biogen, Inc.[p]	1,121,261
29,717	BioMarin Pharmaceutical, Inc.[p]	2,002,926
5,987	Bio-Rad Laboratories, Inc.[p]	1,992,114
42,542	Bio-Techne Corporation	8,324,193
64,033	Bruker Corporation	2,812,970
123,931	Catalent, Inc.[p]	5,906,551
28,126	Charles River Laboratories International, Inc.[p]	3,723,039
3,339	Chemed Corporation	1,394,266
9,642	Cigna Holding Company	1,463,559
17,114	Concert Pharmaceuticals, Inc.[p]	100,630
69,252	CryoLife, Inc.[p]	1,880,192
102,704	CVS Health Corporation	6,477,541
46,245	Danaher Corporation	6,679,165
19,236	Dexcom, Inc.[p]	2,870,781
76,261	Edwards Lifesciences Corporation[p]	16,770,556
6,301	Enanta Pharmaceuticals, Inc.[p]	378,564
103,447	GenMark Diagnostics, Inc.[p]	626,889
164,604	Gilead Sciences, Inc.	10,432,602
95,269	GlaxoSmithKline plc	2,042,043
180,437	Halozyme Therapeutics, Inc.[p]	2,798,578
18,890	HealthStream, Inc.[p]	489,062
41,112	Hill-Rom Holdings, Inc.	4,326,216
6,098	Humana, Inc.	1,559,076
624	IDEXX Laboratories, Inc.[p]	169,684
36,208	Illumina, Inc.[p]	11,015,198
30,383	Immunomedics, Inc.[p]	402,879
55,881	Inspire Medical Systems, Inc.[p]	3,409,859
8,829	Insulet Corporation[p]	1,456,167
31,847	Intuitive Surgical, Inc.[p]	17,195,151
29,189	Jazz Pharmaceuticals, Inc.[p]	3,740,278
136,831	Johnson & Johnson	17,703,195
2,000	KYORIN Holdings, Inc.	33,201

Shares	Common Stock (27.0%)	Value

Health Care (3.7%) - continued
4,066	Laboratory Corporation of America Holdings[p]	$683,088
49,337	LHC Group, Inc.[p]	5,602,710
22,417	Ligand Pharmaceuticals, Inc.[p]	2,231,388
652	LNA Sante	33,322
2,092	Magellan Health Services, Inc.[p]	129,913
683	Masimo Corporation[p]	101,624
9,438	McKesson Corporation	1,289,797
144,329	Medtronic plc	15,677,016
148,285	Merck & Company, Inc.	12,482,631
9,200	Mitsubishi Tanabe Pharma Corporation	101,387
96,659	Natera, Inc.[p]	3,170,415
28,116	National Healthcare Corporation	2,301,295
24,345	Neurocrine Biosciences, Inc.[p]	2,193,728
11,256	Nevro Corporation[p]	967,678
69,573	NextGen Healthcare, Inc.[p]	1,090,209
31,309	Novartis AG	2,717,214
47,728	Novo Nordisk AS	2,466,401
11,471	Novocure, Ltd.[p]	857,801
19,796	NuVasive, Inc.[p]	1,254,670
185,147	Optinose, Inc.[g,p]	1,296,029
9,281	Orthifix Medical, Inc.[p]	492,079
6,510	PerkinElmer, Inc.	554,457
101,936	Pfizer, Inc.	3,662,560
2,038	Phibro Animal Health Corporation	43,471
2,793	Providence Service Corporation[p]	166,072
16,958	Recordati SPA	727,311
23,309	Repligen Corporation[p]	1,787,567
21,424	ResMed, Inc.	2,894,597
8,382	Roche Holding AG	2,440,543
15,745	Sage Therapeutics, Inc.[p]	2,208,866
10,062	Sarepta Therapeutics, Inc.[p]	757,870
36,093	Syneos Health, Inc.[p]	1,920,509
62,533	Tactile Systems Technology, Inc.[p]	2,646,397
23,493	Teleflex, Inc.	7,981,747
62,917	Thermo Fisher Scientific, Inc.	18,325,835
4,123	U.S. Physical Therapy, Inc.	538,258
125,634	UnitedHealth Group, Inc.	27,302,781
14,157	Universal Health Services, Inc.	2,105,854
12,680	Varian Medical Systems, Inc.[p]	1,510,061
66,039	Veeva Systems, Inc.[p]	10,083,495
74,541	Vertex Pharmaceuticals, Inc.[p]	12,628,736
4,667	Waters Corporation[p]	1,041,814
7,710	West Pharmaceutical Services, Inc.	1,093,432
365,188	Wright Medical Group NVp	7,533,828
190,439	Zoetis, Inc.	23,726,795
	Total	372,417,362

Industrials (3.9%)
32,757	A.O. Smith Corporation	1,562,837
2,320	Aalberts NV	91,875
114,911	Acco Brands Corporation	1,134,172
6,635	ACS Actividades de Construccion y Servicios, SA	265,109
1,394	Actuant Corporation	30,584
27,714	Aegion Corporation[p]	592,525
50,986	Aerojet Rocketdyne Holdings, Inc.[p]	2,575,303
53,719	AGCO Corporation	4,066,528
88,591	Altra Industrial Motion Corporation	2,453,528
92,560	AMETEK, Inc.	8,498,859
38,778	Arcosa, Inc.	1,326,595
69,157	ASGN, Inc.[p]	4,347,209
39,925	Atlas Copco AB, Class A	1,229,416
21,480	Atlas Copco AB, Class B	581,658
130,769	AZZ, Inc.	5,696,298

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (27.0%)	Value

Industrials (3.9%) - continued
7,611	Boeing Company	$2,895,757
60,041	BWX Technologies, Inc.	3,434,946
13,295	Cactus, Inc.[p]	384,757
16,471	Carlisle Companies, Inc.	2,397,189
74,038	Casella Waste Systems, Inc.[p]	3,179,192
249,524	CBIZ, Inc.[p]	5,863,814
494	Chase Corporation	54,039
4,322	CIA De Distribucion Integral	84,215
8,210	Columbus McKinnon Corporation	299,090
164,830	Costamare, Inc.	1,000,518
20,795	CRA International, Inc.	872,766
85,134	Crane Company	6,864,354
57,474	CSW Industrials, Inc.	3,967,430
31,816	CSX Corporation	2,203,894
77,838	Curtiss-Wright Corporation	10,069,902
89,849	Delta Air Lines, Inc.	5,175,302
44,587	Douglas Dynamics, Inc.	1,987,243
132,303	EMCOR Group, Inc.	11,393,934
62,359	Emerson Electric Company	4,169,323
38,019	Encore Wire Corporation	2,139,709
3,965	Ennis, Inc.	80,133
15,310	ESCO Technologies, Inc.	1,218,064
29,705	Expeditors International of Washington, Inc.	2,206,784
10,437	Federal Signal Corporation	341,707
56,396	Forrester Research, Inc.	1,812,567
50	Geberit AG	23,894
47,624	General Dynamics Corporation	8,702,334
23,101	Gorman-Rupp Company	803,684
29,055	Granite Construction, Inc.	933,537
3,200	GS Yuasa Corporation	55,578
56,977	GWA Group, Ltd.[g]	130,432
800	Hanwa Company, Ltd.	21,965
60,067	Healthcare Services Group, Inc.[g]	1,459,027
12,501	Heico Corporation	1,561,125
3,141	Heidrick & Struggles International, Inc.	85,749
4,549	Herc Holdings, Inc.[p]	211,574
10,400	Hino Motors, Ltd.	86,186
25,345	HNI Corporation	899,748
191,519	Honeywell International, Inc.	32,405,015
40,330	Hubbell, Inc.	5,299,362
16,442	Huntington Ingalls Industries, Inc.	3,482,251
11,850	Huron Consulting Group, Inc.[p]	726,879
5,344	Hyster-Yale Materials Handling, Inc.	292,477
65,259	ICF International, Inc.	5,512,428
53,836	IDEX Corporation	8,822,644
6,700	Inaba Denki Sangyo Company, Ltd.	294,206
55,113	Ingersoll-Rand plc	6,790,473
216,023	Interface, Inc.	3,119,372
63,540	Johnson Controls International plc	2,788,771
22,053	Kelly Services, Inc.	534,124
59,626	Kforce, Inc.	2,255,950
15,932	Koninklijke Philips NV	736,206
40,738	Kratos Defense & Security Solutions, Inc.[p]	757,523
16,073	Legrand SA	1,147,133
59,698	Lincoln Electric Holdings, Inc.	5,179,399
43,120	Lockheed Martin Corporation	16,819,387
64,300	Marubeni Corporation	428,815
86,302	Masonite International Corporation[p]	5,005,516
3,496	Matthews International Corporation	123,723
34,215	Mercury Systems, Inc.[p]	2,777,232
28,800	Mitsubishi Corporation	709,140
5,500	Mitsuboshi Belting, Ltd.	90,552
63,400	Mitsui & Company, Ltd.	1,041,435

Shares	Common Stock (27.0%)	Value

Industrials (3.9%) - continued
8,789	Mobile Mini, Inc.	$323,963
132,680	MRC Global, Inc.[p]	1,609,408
57,979	Mueller Industries, Inc.	1,662,838
22,176	National Express Group plc	118,063
17,700	Nitto Kogyo Corporation	336,542
9,018	Nobina ABh	56,359
79,550	Norfolk Southern Corporation	14,291,953
6,686	Northgate plc	27,128
27,483	Old Dominion Freight Line, Inc.	4,671,286
31,466	PageGroup plc	169,623
29,573	Parker Hannifin Corporation	5,341,180
103,633	Primoris Services Corporation	2,032,243
25,373	Raven Industries, Inc.	848,981
42,529	Regal-Beloit Corporation	3,098,238
58,246	RELX plc	1,383,319
30,165	Resources Connection, Inc.	512,503
160,026	Ritchie Brothers Auctioneers, Inc.	6,385,037
7,373	Rockwell Automation, Inc.	1,215,070
21,531	Roper Industries, Inc.	7,677,955
6,167	Rush Enterprises, Inc.	237,923
29,656	Saia, Inc.[p]	2,778,767
10,434	Sandvik AB	162,436
12,248	Schneider Electric SE	1,070,995
28,168	Signify NVh	774,133
22,931	SiteOne Landscape Supply, Inc.[g,p]	1,697,353
39,671	SKF AB	655,093
99,600	Sojitz Corporation	309,843
151,767	Southwest Airlines Company	8,196,936
57,590	SP Plus Corporation[p]	2,130,830
2,898	Spirax-Sarco Engineering plc	279,203
58,994	SPX FLOW, Inc.[p]	2,327,903
78,959	Standex International Corporation	5,759,269
55,300	Sumitomo Corporation	865,747
90,400	Sumitomo Electric Industries, Ltd.	1,153,633
2,600	Taikisha, Ltd.	78,723
43,231	Teledyne Technologies, Inc.[p]	13,919,950
9,220	Tennant Company	651,854
14,158	Thermon Group Holdings, Inc.[p]	325,351
7,300	Toppan Forms Company, Ltd.	69,340
4,894	Transcontinental, Inc.	57,183
4,784	TransDigm Group, Inc.	2,490,885
128,142	TriMas Corporation[p]	3,927,552
11,021	TrueBlue, Inc.[p]	232,543
5,600	Tsubakimoto Chain Company	180,250
17,535	UniFirst Corporation	3,421,429
26,730	United Airlines Holdings, Inc.[p]	2,363,199
23,953	United Rentals, Inc.[p]	2,985,502
103,671	United Technologies Corporation	14,153,165
62,330	Valmont Industries, Inc.	8,628,965
3,859	Vectrus, Inc.[p]	156,868
87,042	Verisk Analytics, Inc.	13,764,822
16,329	Viad Corporation	1,096,492
44,560	Waste Connections, Inc.	4,099,520
16,169	Watsco, Inc.	2,735,471
102,428	Willdan Group, Inc.[p]	3,593,174
2,045	Woodward, Inc.	220,512
38,849	Xylem, Inc.	3,093,157
3,500	Yuasa Trading Company, Ltd.	100,190
	Total	393,171,821

Information Technology (6.8%)
30,402	Accenture plc	5,847,825
55,644	ADTRAN, Inc.	631,281
11,851	Advanced Energy Industries, Inc.[p]	680,366
205,957	Advanced Micro Devices, Inc.[p]	5,970,693
82,159	Akamai Technologies, Inc.[p]	7,507,689

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (27.0%)	Value

Information Technology (6.8%) - continued
16,771	Alliance Data Systems Corporation	$2,148,868
15,744	Alteryx, Inc.[p]	1,691,378
2,704	Altisource Portfolio Solutions SAg,p	54,675
14,522	Amadeus IT Holding SA	1,040,528
9,212	American Software, Inc.	138,364
127,173	Amphenol Corporation	12,272,195
16,792	ANSYS, Inc.[p]	3,717,077
272,980	Apple, Inc.	61,139,331
24,463	Arista Networks, Inc.[p]	5,844,700
11,335	Atkore International Group, Inc.[p]	344,017
19,857	Atlassian Corporation plc[p]	2,490,862
39,434	Automatic Data Processing, Inc.	6,365,436
36,189	Avalara, Inc.[p]	2,435,158
4,200	Badger Meter, Inc.	225,540
102,210	Benchmark Electronics, Inc.	2,970,223
61,932	Blackline, Inc.[p]	2,960,969
22,935	Booz Allen Hamilton Holding Corporation	1,628,844
2,586	Broadridge Financial Solutions, Inc.	321,776
4,298	CACI International, Inc.[p]	993,955
40,100	Canon, Inc.	1,072,361
11,904	Capgemini SA	1,401,715
90,235	CDK Global, Inc.	4,339,401
17,718	CDW Corporation	2,183,566
7,134	CEVA, Inc.[p]	213,021
28,009	CGI, Inc.[p]	2,214,759
146,349	Ciena Corporation[p]	5,741,271
708,475	Cisco Systems, Inc.	35,005,750
109,823	Clearwater Energy, Inc.	1,904,331
24,571	Cognex Corporation	1,207,173
54,972	Cohu, Inc.	742,397
16,866	Computer Services, Inc.	767,403
43,194	Computershare, Ltd.	472,189
15,098	CoreLogic, Inc.[p]	698,584
55,494	Coupa Software, Inc.[p]	7,190,358
44,928	CTS Corporation	1,453,870
48,489	Descartes Systems Group, Inc.[p]	1,954,592
121,655	DocuSign, Inc.[p]	7,532,878
251,469	Dolby Laboratories, Inc.	16,254,956
22,419	DSP Group, Inc.[p]	315,772
31,689	Ebix, Inc.[g]	1,334,107
49,812	Elastic NVp	4,101,520
17,094	EPAM Systems, Inc.[p]	3,116,578
19,139	ePlus, Inc.[p]	1,456,287
23,570	Euronet Worldwide, Inc.[p]	3,448,291
29,442	ExlService Holdings, Inc.[p]	1,971,436
8,213	eXp World Holdings, Inc.[g,p]	68,825
15,653	Fair Isaac Corporation[p]	4,750,999
66,366	Fiserv, Inc.[p]	6,874,854
58,187	Five9, Inc.[p]	3,126,969
34,502	Global Payments, Inc.	5,485,818
71,659	Guidewire Software, Inc.[p]	7,551,425
51,345	Halma plc	1,242,821
7,782	InterDigital, Inc.	408,322
3,117	International Business Machines Corporation	453,274
9,590	International Money Express, Inc.[p]	131,767
54,900	Intuit, Inc.	14,600,106
33,603	Keysight Technologies, Inc.[p]	3,267,892
22,222	KLA-Tencor Corporation	3,543,298
32,155	Kulicke and Soffa Industries, Inc.	754,999
19,709	Lam Research Corporation	4,554,947
117,182	Lattice Semiconductor Corporation[p]	2,142,673
14,833	ManTech International Corporation	1,059,225
141,036	MasterCard, Inc.	38,301,147
39,095	Methode Electronics, Inc.	1,315,156

Shares	Common Stock (27.0%)	Value

Information Technology (6.8%) - continued
679,004	Microsoft Corporation	$94,401,926
36,105	MicroStrategy, Inc.[p]	5,356,899
17,599	MKS Instruments, Inc.	1,624,036
78,209	Monolithic Power Systems, Inc.	12,171,667
22,731	MTS Systems Corporation	1,255,888
39,986	National Instruments Corporation	1,679,012
9,100	NEC Networks & System Integration Corporation	247,824
30,961	New Relic, Inc.[p]	1,902,553
67,173	NIC, Inc.	1,387,122
35,948	Nice, Ltd. ADR[p]	5,169,322
43,101	Nova Measuring Instruments, Ltd.[p]	1,369,319
22,300	Novanta, Inc.[p]	1,822,356
68,860	NVIDIA Corporation	11,986,460
140,514	Oracle Corporation	7,732,485
20,915	Palo Alto Networks, Inc.[p]	4,263,104
221,377	PayPal Holdings, Inc.[p]	22,932,443
12,795	Plantronics, Inc.	477,509
32,588	Plexus Corporation[p]	2,037,076
24,416	Progress Software Corporation	929,273
44,882	Proofpoint, Inc.[p]	5,792,022
35,106	Q2 Holdings, Inc.[p]	2,768,810
31,879	QAD, Inc.	1,472,172
33,153	QUALCOMM, Inc.	2,528,911
133,622	Rambus, Inc.[p]	1,753,789
44,812	Rogers Corporation[p]	6,126,249
3,500	Ryoyo Electro Corporation	60,037
173,107	SailPoint Technologies Holdings, Inc.[p]	3,235,370
118,860	Salesforce.com, Inc.[p]	17,643,578
2,741	Samsung Electronics Company, Ltd. GDR	2,792,753
32,655	ScanSource, Inc.[p]	997,610
28,838	ServiceNow, Inc.[p]	7,320,526
17,200	Shinko Electric Industries Company, Ltd.	147,611
16,694	Silicon Laboratories, Inc.[p]	1,858,877
108,887	Square, Inc.[p]	6,745,550
16,924	Sykes Enterprises, Inc.[p]	518,551
95,505	Synopsys, Inc.[p]	13,108,061
70,278	TE Connectivity, Ltd.	6,548,504
40,795	Teradata Corporation[p]	1,264,645
41,015	Teradyne, Inc.	2,375,179
177,505	Texas Instruments, Inc.	22,940,746
31,780	Tyler Technologies, Inc.[p]	8,342,250
21,804	VeriSign, Inc.[p]	4,112,889
81,695	Virtusa Corporation[p]	2,942,654
239,236	Visa, Inc.	41,150,984
22,298	WEX, Inc.[p]	4,505,757
30,267	Workday, Inc.[p]	5,144,179
29,555	Xilinx, Inc.	2,834,325
	Total	692,929,696

Materials (0.8%)
75,160	Alcoa Corporation[p]	1,508,461
7,109	Avery Dennison Corporation	807,369
8,176	Balchem Corporation	810,977
32,402	Ball Corporation	2,359,190
39,149	BHP Group, Ltd.	967,394
19,380	Boise Cascade Company	631,594
20,549	Celanese Corporation	2,512,937
76,995	CF Industries Holdings, Inc.	3,788,154
11,437	Continental Building Products, Inc.[p]	312,116
66,383	Eastman Chemical Company	4,901,057
74,316	Ecolab, Inc.	14,717,541
91,439	Ferro Corporation[p]	1,084,467

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (27.0%)	Value

Materials (0.8%) - continued
90,800	Ferroglobe Representation & Warranty Insurance Trust[c,p]	$9
18,628	Granges AB	190,100
3,180	Hexpol AB	24,408
4,500	Hokuetsu Corporation	22,612
3,458	Innophos Holdings, Inc.	112,247
50,222	Innospec, Inc.	4,476,789
26,200	JSR Corporation	421,840
32,193	Kadant, Inc.	2,826,224
62,163	Kaiser Aluminum Corporation	6,152,272
7,762	Koninklijke DSM NV	934,407
23,789	Kraton Performance Polymers, Inc.[p]	768,147
17,700	Kyoei Steel, Ltd.	333,505
2,900	Lintec Corporation	57,729
152,392	Louisiana-Pacific Corporation	3,745,795
21,049	Martin Marietta Materials, Inc.	5,769,531
36,797	Materion Corporation	2,257,864
10,212	Minerals Technologies, Inc.	542,155
16,900	Mitsubishi Gas Chemical Company, Inc.	227,303
67,600	Myers Industries, Inc.	1,193,140
26,032	Neenah, Inc.	1,695,204
2,300	Nippon Kayaku Company, Ltd.	27,579
71,200	Nippon Steel Corporation	997,679
31,662	Nucor Corporation	1,611,912
87,491	Nutanix, Inc.[p]	2,296,639
9,566	Olympic Steel, Inc.	137,750
10,861	PH Glatfelter Company	167,151
26,767	PPG Industries, Inc.	3,172,157
25,392	Reliance Steel & Aluminum Company	2,530,567
43,537	Ryerson Holding Corporation[p]	371,371
38,929	Sandfire Resources NL	172,561
900	Sanyo Special Steel Company, Ltd.	12,066
65,110	Schweitzer-Mauduit International, Inc.	2,437,718
53,465	Steel Dynamics, Inc.	1,593,257
14,758	SunCoke Energy, Inc.[p]	83,235
2,600	Taiyo Holdings Company, Ltd.	87,892
12,700	Toagosei Company, Ltd.	144,016
11,920	United States Lime & Minerals, Inc.	911,880
12,538	UPM-Kymmene Oyj	370,231
73,858	Verso Corporation[p]	914,362
6,600	W. R. Grace & Company	440,616
	Total	84,633,177

Real Estate (1.2%)
8,248	Acadia Realty Trust	235,728
17,279	Agree Realty Corporation	1,263,959
29,441	Alexander & Baldwin, Inc.	721,599
15,832	Alexandria Real Estate Equities, Inc.	2,438,761
5,968	Allied Properties REIT	241,315
5,941	Alstria Office REIT AG	101,923
1,532	American Assets Trust, Inc.	71,606
67,047	American Campus Communities, Inc.	3,223,620
58,356	American Tower Corporation	12,904,262
22,618	Apartment Investment & Management Company	1,179,303
60,316	Apple Hospitality REIT, Inc.	1,000,039
21,507	Ares Commercial Real Estate Corporation	327,552
28,983	Armada Hoffler Properties, Inc.	524,302
46,100	Ascendas REIT	104,113
70,976	Ashford Hospitality Trust, Inc.	234,931
7,282	BBX Capital Corporation	34,007
8,594	Bluerock Residential Growth REIT, Inc.	101,151

Shares	Common Stock (27.0%)	Value

Real Estate (1.2%) - continued
20,428	Brandywine Realty Trust	$309,484
91,379	Brixmor Property Group, Inc.	1,854,080
36,717	Camden Property Trust	4,075,954
6,146	CareTrust REIT, Inc.	144,462
13,682	Castellum AB	292,918
131,036	CBL & Associates Properties, Inc.	169,036
114,776	Cedar Realty Trust, Inc.	344,328
28,119	Chatham Lodging Trust	510,360
6,670	Choice Properties REIT	72,699
22,182	City Office REIT, Inc.	319,199
162	Cofinimmo SA	22,813
3,057	Columbia Property Trust, Inc.	64,656
19,697	CoreCivic, Inc.	340,364
18,533	Corepoint Lodging, Inc.	187,369
25,016	CoreSite Realty Corporation	3,048,200
27,862	Corporate Office Properties Trust	829,730
10,238	CoStar Group, Inc.[p]	6,073,182
62,089	Cousins Properties, Inc.	2,333,926
14,332	CubeSmart	500,187
17,966	CyrusOne, Inc.	1,421,111
7,100	Daito Trust Construction Company, Ltd.	909,357
1,381	Deutsche EuroShop AG	38,954
14,261	DiamondRock Hospitality Company	146,175
12,693	Digital Realty Trust, Inc.	1,647,678
25,989	Douglas Emmett, Inc.	1,113,109
57,708	Duke Realty Corporation	1,960,341
4,273	EastGroup Properties, Inc.	534,210
42,822	Empire State Realty Trust, Inc.	611,070
1,815	Entra ASA[h]	28,467
13,437	EPR Properties	1,032,768
15,558	Equity Commonwealth	532,861
2,051	Equity Lifestyle Properties, Inc.	274,014
570	Essex Property Trust, Inc.	186,190
24,520	Farmland Partners, Inc.	163,794
2,659	First Capital Realty, Inc.	44,295
22,843	First Industrial Realty Trust, Inc.	903,669
3,465	Four Corners Property Trust, Inc.	97,990
64,475	Franklin Street Properties Corporation	545,458
41,088	Gaming and Leisure Properties, Inc.	1,571,205
38,554	GEO Group, Inc.	668,526
12,523	Getty Realty Corporation	401,487
23,316	Gladstone Commercial Corporation	547,926
3,189	Global Net Lease, Inc.	62,186
55	GLP J-Reit	72,943
10,098	Granite REIT	488,951
3,406	H&R REIT	59,464
25,010	Healthcare Realty Trust, Inc.	837,835
42,109	Healthcare Trust of America, Inc.	1,237,162
37,995	Highwoods Properties, Inc.	1,707,495
175,280	Host Hotels & Resorts, Inc.	3,030,591
1,757	Howard Hughes Corporation[p]	227,707
16,645	Hudson Pacific Properties, Inc.	556,942
101,000	Hysan Development Company, Ltd.	407,295
7,780	Industrial Logistics Properties Trust	165,325
6,083	Investors Real Estate Trust	454,218
35,009	iSTAR Financial, Inc.	456,867
19,151	JBG SMITH Properties	750,911
10,884	Jones Lang LaSalle, Inc.	1,513,529
20,553	Kilroy Realty Corporation	1,600,873
22,618	Kite Realty Group Trust	365,281
25,813	Klepierre SA	876,625
17,739	Lamar Advertising Company	1,453,356
546	LEG Immobilien AG	62,481
19,766	Lexington Realty Trust	202,602

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (27.0%)	Value
Real Estate (1.2%) - continued
11,990	Liberty Property Trust	$615,447
6,290	Life Storage, Inc.	663,029
3,261	LTC Properties, Inc.	167,028
7,315	Mack-Cali Realty Corporation	158,443
44,200	Mapletree Commercial Trust	73,271
29,700	Mapletree Logistics Trust	34,816
69,191	Medical Properties Trust, Inc.	1,353,376
8,883	Merlin Properties Socimi SA	124,019
6,984	MGM Growth Properties LLC	209,869
255,174	Mirvac Group	527,156
33,161	Monmouth Real Estate Investment Corporation	477,850
4,993	National Health Investors, Inc.	411,373
22,025	National Storage Affiliates Trust	734,974
16,013	Office Properties Income Trust	490,638
28,842	Omega Healthcare Investors, Inc.	1,205,307
15,606	One Liberty Properties, Inc.	429,633
38,565	Outfront Media, Inc.	1,071,336
27,316	Paramount Group, Inc.	364,669
27,689	Pebblebrook Hotel Trust	770,308
40,972	Pennsylvania REIT	234,360
65,285	Physicians Realty Trust	1,158,809
11,012	Piedmont Office Realty Trust, Inc.	229,931
26,374	PotlatchDeltic Corporation	1,083,576
11,621	Preferred Apartment Communities, Inc.	167,923
2,136	PS Business Parks, Inc.	388,645
4,103	PSP Swiss Property AG	520,925
29,035	QTS Realty Trust, Inc.	1,492,689
8,985	Quebecor, Inc.	204,000
23,976	Rayonier, Inc. REIT	676,123
11,829	RE/MAX Holdings, Inc.	380,421
57,487	Realogy Holdings Corporation[g]	384,013
14,228	Redfin Corporation[g,p]	239,600
10,359	Retail Opportunity Investments Corporation	188,845
72,978	Retail Properties of America, Inc.	899,089
7,594	RioCan REIT	151,209
22,854	RLJ Lodging Trust	388,289
3,178	RMR Group, Inc.	144,535
29,000	Road King Infrastructure, Ltd.	48,988
28,229	RPT Realty	382,503
10,887	Ryman Hospitality Properties	890,665
54,744	Sabra Health Care REIT, Inc.	1,256,922
4,238	Saul Centers, Inc.	231,013
28,983	SBA Communications Corporation	6,989,250
73,307	Senior Housing Property Trust	678,456
11,359	Seritage Growth Properties	482,644
61,380	Service Properties Trust	1,582,990
14,717	SITE Centers Corporation	222,374
24,620	Spirit Realty Capital, Inc.	1,178,313
28,848	St. Joe Company[g,p]	494,166
10,599	STAG Industrial, Inc.	312,459
24,353	Store Capital Corporation	911,046
51,412	Summit Hotel Properties, Inc.	596,379
26,008	Sunstone Hotel Investors, Inc.	357,350
1,770	Swiss Prime Site AG	173,220
12,972	TAG Immobilien AG	296,029
15,636	Tanger Factory Outlet Centers, Inc.	242,045
10,724	Taubman Centers, Inc.	437,861
11,560	Terreno Realty Corporation	590,600
20,065	UMH Properties, Inc.	282,515
2,254	Universal Health Realty Income Trust	231,711
38,513	Urban Edge Properties	762,172
15,417	Urstadt Biddle Properties, Inc.	365,383
53,367	VICI Properties, Inc.	1,208,763

Shares	Common Stock (27.0%)	Value
Real Estate (1.2%) - continued
80,112	Washington Prime Group, Inc.	$331,664
4,953	Washington REIT	135,514
22,277	Weingarten Realty Investors	648,929
3,804	Weyerhaeuser Company	105,371
77,400	Wing Tai Holdings, Ltd.	114,793
11,139	Xenia Hotels & Resorts, Inc.	235,256
	Total	119,765,280

Utilities (0.3%)
58,064	AGL Energy, Ltd.	751,172
39,731	Alliant Energy Corporation	2,142,693
24,687	Artesian Resources Corporation	913,419
5,424	Chesapeake Utilities Corporation	517,016
33,494	CMS Energy Corporation	2,141,941
21,383	Consolidated Water Company, Ltd.	352,606
13,345	Contact Energy, Ltd.	71,373
35,492	Enagas SA	820,454
22,252	Entergy Corporation	2,611,495
141,280	Exelon Corporation	6,825,237
5,063	IDACORP, Inc.	570,448
13,203	Middlesex Water Company	857,667
15,672	New Jersey Resources Corporation	708,688
4,738	Northland Power, Inc.	90,908
11,120	NorthWestern Corporation	834,556
11,562	Otter Tail Corporation	621,457
26,010	PNM Resources, Inc.	1,354,601
28,073	Public Service Enterprise Group, Inc.	1,742,772
16,467	Spire, Inc.	1,436,581
13,177	Unitil Corporation	835,949
	Total	26,201,033

	Total Common Stock (cost $2,106,739,139)	2,745,590,303

Shares	Collateral Held for Securities Loaned (0.3%)	Value
32,049,425	Thrivent Cash Management Trust	32,049,425
	Total Collateral Held for Securities Loaned (cost $32,049,425)	32,049,425

Shares or Principal Amount	Short-Term Investments (12.2%)	Value
	Federal Home Loan Bank Discount Notes
5,500,000	2.182%, 10/2/2019[m,q]	5,499,713
500,000	2.085%, 10/11/2019[m,q]	499,739
12,300,000	1.950%, 10/16/2019[m,q]	12,290,365
800,000	0.170%, 10/30/2019[m,q]	798,788
7,500,000	1.980%, 11/5/2019[m,q]	7,486,292
300,000	1.980%, 11/8/2019[m,q]	299,405
3,000,000	1.940%, 11/12/2019[m,q]	2,993,420
5,500,000	1.970%, 11/19/2019[m,q]	5,485,926
	Thrivent Core Short-Term Reserve Fund
120,630,077	2.230%	1,206,300,767
	Total Short-Term Investments (cost $1,241,652,263)	1,241,654,415
	Total Investments (cost $9,821,872,997) 108.4%	$11,006,305,259
	Other Assets and Liabilities, Net (8.4%)	(857,291,786)
	Total Net Assets 100.0%	$10,149,013,473

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 30, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g	All or a portion of the security is on loan.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $346,645,228 or 3.4% of total net assets.

i

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2019.

j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	All or a portion of the security is insured or guaranteed.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	At September 30, 2019, $1,786,124 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
o	Defaulted security. Interest is not being accrued.
p	Non-income producing security.
q	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Portfolio as of September 30, 2019:

Securities Lending Transactions

Common Stock	$26,938,195
Long-Term Fixed Income	3,881,061
Total lending	$30,819,256
Gross amount payable upon return of collateral for securities loaned	$32,049,425
Net amounts due to counterparty	$1,230,169

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	8,864,328	–	7,792,257	1,072,071
Capital Goods	18,570,295	–	18,570,295	–
Communications Services	34,036,797	–	28,812,623	5,224,174
Consumer Cyclical	23,679,335	–	19,819,514	3,859,821
Consumer Non-Cyclical	30,625,336	–	30,625,336	–
Energy	13,657,312	–	12,792,669	864,643
Financials	21,847,823	–	20,336,786	1,511,037
Technology	9,832,030	–	9,832,030	–
Utilities	2,933,138	–	2,193,493	739,645
Registered Investment Companies
Unaffiliated	63,017,194	63,017,194	–	–
Affiliated	3,114,640,599	3,114,640,599	–	–
Long-Term Fixed Income
Asset-Backed Securities	113,751,722	–	113,751,722	–
Basic Materials	28,793,190	–	28,793,190	–
Capital Goods	50,269,802	–	50,269,802	–
Collateralized Mortgage Obligations	95,711,469	–	95,711,469	–
Commercial Mortgage-Backed Securities	125,711,485	–	125,711,485	–
Communications Services	94,325,076	–	94,325,076	–
Consumer Cyclical	72,137,894	–	72,137,894	–
Consumer Non-Cyclical	129,815,119	–	129,815,119	–
Energy	100,380,101	–	100,380,101	–
Financials	233,535,064	–	233,535,064	–
Foreign Government	1,269,505	–	1,269,505	–
Mortgage-Backed Securities	859,418,137	–	859,418,137	–
Technology	55,426,454	–	55,426,454	–
Transportation	17,143,912	–	17,143,912	–
U.S. Government & Agencies	965,408,396	–	965,408,396	–
Utilities	76,623,398	–	76,623,398	–
Common Stock
Communications Services	156,604,209	152,987,893	3,616,316	–
Consumer Discretionary	337,838,701	328,407,875	9,430,826	–
Consumer Staples	103,860,350	93,981,990	9,878,360	–
Energy	59,896,084	56,744,352	3,151,732	–
Financials	398,272,590	379,508,524	18,764,066	–
Health Care	372,417,362	361,763,472	10,653,890	–
Industrials	393,171,821	378,306,203	14,865,618	–
Information Technology	692,929,696	682,237,098	10,692,598	–
Materials	84,633,177	79,641,846	4,991,322	9
Real Estate	119,765,280	113,672,241	6,093,039	–
Utilities	26,201,033	24,467,126	1,733,907	–
Short-Term Investments	35,353,648	–	35,353,648	–
Subtotal Investments in Securities	$9,142,368,862	$5,829,376,413	$3,299,721,049	$13,271,400
Other Investments *	Total
Affiliated Registered Investment Companies	625,586,205
Affiliated Short-Term Investments	1,206,300,767
Collateral Held for Securities Loaned	32,049,425
Subtotal Other Investments	$1,863,936,397

Total Investments at Value	$11,006,305,259

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	23,726,089	23,726,089	–	–
Total Asset Derivatives	$23,726,089	$23,726,089	$–	$–
Liability Derivatives
Futures Contracts	14,442,275	14,442,275	–	–
Total Liability Derivatives	$14,442,275	$14,442,275	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Moderate Allocation Portfolio’s futures contracts held as of September 30, 2019. Investments and/or cash totaling $55,803,623 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	1,143	December 2019	$246,882,582	($566,082)
CBOT 5-Yr. U.S. Treasury Note	252	December 2019	30,219,003	(193,596)
CBOT U.S. Long Bond	730	December 2019	119,471,450	(983,325)
CME E-mini S&P 500 Index	6,604	December 2019	992,306,540	(8,805,840)
CME Euro Foreign Exchange Currency	509	December 2019	70,414,958	(666,051)
CME Ultra Long Term U.S. Treasury Bond	222	December 2019	42,910,908	(307,721)
Eurex Euro STOXX 50 Index	1,826	December 2019	69,829,738	923,856
ICE mini MSCI EAFE Index	1,455	December 2019	138,784,743	(676,143)
ICE US mini MSCI Emerging Markets Index	1,892	December 2019	97,023,257	(2,243,517)
Total Futures Long Contracts			$1,807,843,179	($13,518,419)
CBOT 10-Yr. U.S. Treasury Note	(226)	December 2019	($29,702,495)	$251,870
CME E-mini Russell 2000 Index	(5,861)	December 2019	(464,318,513)	17,417,263
CME E-mini S&P Mid-Cap 400 Index	(1,719)	December 2019	(337,801,903)	4,659,703
Ultra 10-Yr. U.S. Treasury Note	(197)	December 2019	(28,527,428)	473,397
Total Futures Short Contracts			($860,350,339)	$22,802,233
Total Futures Contracts			$947,492,840	$9,283,814

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$169,164	$25,176	$1,500	$206,376	21,037	2.0%
Core International Equity	88,641	–	–	97,557	10,367	1.0
Core Low Volatility Equity	283,487	19	30,000	321,653	26,539	3.2
Global Stock Fund	308,131	25,510	–	348,762	27,108	3.4
High Yield	175,804	7,991	3,000	193,034	40,766	1.9
Income	541,636	14,920	6,000	603,255	57,030	6.0
International Allocation	476,513	16,649	–	530,075	55,936	5.2
Large Cap Value	548,101	37,702	–	632,266	35,530	6.2
Limited Maturity Bond	322,548	6,517	2,500	333,278	33,584	3.3
Mid Cap Stock	315,657	36,046	–	374,027	20,466	3.7
Small Cap Stock	85,793	12,061	–	99,945	5,622	1.0
Total Affiliated Registered Investment Companies	3,315,475			3,740,228		36.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	1,097,492	1,338,119	1,229,310	1,206,301	120,630	11.9
Total Affiliated Short-Term Investments	1,097,492			1,206,301		11.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	60,281	521,442	549,674	32,049	32,049	0.3
Total Collateral Held for Securities Loaned	60,281			32,049		0.3
Total Value	$4,473,248			$4,978,578

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$(29)	$13,565	–	$6,625
Core International Equity	–	8,916	–	–
Core Low Volatility Equity	4,686	63,462	19	–
Global Stock	–	15,121	20,485	5,025
High Yield	(165)	12,404	–	7,989
Income	39	52,660	–	14,883
International Allocation	–	36,913	4,418	12,231
Large Cap Value	–	46,463	28,125	9,578
Limited Maturity Bond	1	6,711	–	6,521
Mid Cap Stock	–	22,324	33,779	2,267
Small Cap Stock	–	2,091	11,665	396
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	–	–	–	20,624
Total Income from Affiliated Investments				$86,139
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	153
Total Affiliated Income from Securities Loaned, Net				$153
Total Value	$4,532	$280,630	$98,491

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value

Basic Materials (<0.1%)
	Arch Coal, Inc., Term Loan
$502,273	4.794%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$495,577
	Ball Metalpack Finco, LLC, Term Loan
222,187	6.624%, (LIBOR 3M + 4.500%), 7/31/2025[b]	208,301
	Big River Steel, LLC, Term Loan
436,100	7.104%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	431,739
	Chemours Company, Term Loan
502,350	3.800%, (LIBOR 1M + 1.750%), 4/3/2025[b]	483,638
	Momentive Performance Materials USA, LLC, Term Loan
337,155	5.300%, (LIBOR 1M + 3.250%), 5/15/2024[b]	334,626
	MRC Global (US), Inc., Term Loan
433,383	5.044%, (LIBOR 1M + 3.000%), 9/22/2024[b]	433,383
	Peabody Energy Corporation, Term Loan
354,600	4.794%, (LIBOR 1M + 2.750%), 3/31/2025[b]	328,448
	Pixelle Specialty Solutions, LLC, Term Loan
590,538	8.044%, (LIBOR 1M + 6.000%), 10/31/2024[b]	582,418
	Starfruit US Holdco, LLC, Term Loan
263,675	5.292%, (LIBOR 1M + 3.250%), 10/1/2025[b,d,e]	257,874

	Total	3,556,004

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
441,904	4.197%, (LIBOR 1W + 2.250%), 11/10/2023[b]	443,067
	Flex Acquisition Company, Inc. Term Loan
1,599,878	5.569%, (LIBOR 3M + 3.250%), 6/29/2025[b]	1,538,378
	GFL Environmental, Inc., Term Loan
642,999	5.044%, (LIBOR 1M + 3.000%), 5/31/2025[b]	637,257
	Navistar, Inc., Term Loan
108,350	5.530%, (LIBOR 1M + 3.500%), 11/6/2024[b]	107,707
	Sotera Health Holdings, LLC, Term Loan
438,318	5.044%, (LIBOR 1M + 3.000%), 5/15/2022[b]	432,839
	TransDigm, Inc., Term Loan
537,273	4.544%, (LIBOR 1M + 2.500%), 6/9/2023[b]	535,500
	Vertiv Group Corporation, Term Loan
1,220,969	6.044%, (LIBOR 1M + 4.000%), 11/15/2023[b]	1,159,920

	Total	4,854,668

Communications Services (0.2%)
	Altice France SA, Term Loan
303,025	4.794%, (LIBOR 1M + 2.750%), 7/31/2025[b]	295,165

Principal Amount	Bank Loans (0.9%)[a]	Value

Communications Services (0.2%) - continued
	CenturyLink, Inc., Term Loan
$1,832,017	4.794%, (LIBOR 1M + 2.750%), 1/31/2025[b]	$1,818,790
	Charter Communications Operating, LLC, Term Loan
840,037	4.050%, (LIBOR 1M + 2.000%), 4/30/2025[b]	844,658
	CSC Holdings, LLC, Term Loan
87,975	4.278%, (LIBOR 1M + 2.250%), 7/17/2025[b]	87,833
	Diamond Sports Group, LLC, Term Loan
470,000	5.300%, (LIBOR 1M + 3.250%), 8/24/2026[b]	472,350
	Entercom Media Corporation, Term Loan
48,874	4.804%, (LIBOR 1M + 2.750%), 11/17/2024[b]	48,886
	Frontier Communications Corporation, Term Loan
1,043,457	5.800%, (LIBOR 1M + 3.750%), 6/15/2024[b]	1,040,107
	HCP Acquisition, LLC, Term Loan
688,125	5.044%, (LIBOR 1M + 3.000%), 5/16/2024[b]	686,921
	Intelsat Jackson Holdings SA, Term Loan
685,000	5.804%, (LIBOR 1M + 3.750%), 11/27/2023[b]	686,500
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,910,000	5.528%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	2,899,087
133,243	8.778%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	131,245
	Mediacom Illinois, LLC, Term Loan
265,950	3.680%, (LIBOR 1W + 1.750%), 2/15/2024[b]	266,282
	NEP Group, Inc., Term Loan
714,600	5.294%, (LIBOR 1M + 3.250%), 10/20/2025[b]	700,158
70,000	9.044%, (LIBOR 1M + 7.000%), 10/19/2026[b]	68,367
	SBA Senior Finance II, LLC, Term Loan
375,250	4.050%, (LIBOR 1M + 2.000%), 4/11/2025[b]	375,265
	Sprint Communications, Inc., Term Loan
1,462,500	4.563%, (LIBOR 1M + 2.500%), 2/3/2024[b]	1,451,078
501,213	5.063%, (LIBOR 1M + 3.000%), 2/3/2024[b]	499,488
	TNS, Inc., Term Loan
395,873	6.260%, (LIBOR 3M + 4.000%), 8/14/2022[b]	390,034
	Virgin Media Bristol, LLC, Term Loan
130,000	4.528%, (LIBOR 1M + 2.500%), 1/15/2026[b]	130,000
	WideOpenWest Finance, LLC, Term Loan
512,540	5.294%, (LIBOR 1M + 3.250%), 8/19/2023[b]	493,960

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value

Communications Services (0.2%) - continued
	Windstream Services, LLC, Term Loan
$799,211	10.000%, (PRIME + 5.000%), 3/30/2021[b,f]	$810,033

	Total	14,196,207

Consumer Cyclical (0.1%)
	Boyd Gaming Corporation, Term Loan
50,211	4.166%, (LIBOR 1W + 2.250%), 9/15/2023[b]	50,331
	Cengage Learning, Inc., Term Loan
756,278	6.294%, (LIBOR 1M + 4.250%), 6/7/2023[b]	714,055
	Eldorado Resorts, Inc., Term Loan
36,693	4.313%, (LIBOR 1M + 2.250%), 4/17/2024[b]	36,617
	Four Seasons Hotels, Ltd., Term Loan
442,045	4.044%, (LIBOR 1M + 2.000%), 11/30/2023[b]	443,951
	Golden Entertainment, Inc., Term Loan
936,050	5.060%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	938,390
	Golden Nugget, LLC, Term Loan
116,245	4.800%, (LIBOR 1M + 2.750%), 10/4/2023[b,d,e]	116,039
	IAA, Inc., Term Loan
226,550	4.313%, (LIBOR 1M + 2.250%), 6/28/2026[b]	227,399
	Mohegan Gaming and Entertainment, Term Loan
739,198	6.044%, (LIBOR 1M + 4.000%), 10/13/2023[b]	683,041
	Penn National Gaming, Inc., Term Loan
372,187	4.294%, (LIBOR 1M + 2.250%), 10/15/2025[b]	373,751
	Scientific Games International, Inc., Term Loan
1,825,227	4.876%, (LIBOR 1M + 2.750%), 8/14/2024[b]	1,808,125
	Staples, Inc., Term Loan
124,688	6.623%, (LIBOR 3M + 4.500%), 9/12/2024[b]	123,025
364,088	7.123%, (LIBOR 3M + 5.000%), 4/12/2026[b]	358,703
	Stars Group Holdings BV, Term Loan
974,110	5.604%, (LIBOR 3M + 3.500%), 7/10/2025[b]	977,763
	Tenneco, Inc., Term Loan
689,788	5.044%, (LIBOR 1M + 3.000%), 10/1/2025[b]	646,676
	Wyndham Hotels & Resorts, Inc., Term Loan
306,900	3.794%, (LIBOR 1M + 1.750%), 5/30/2025[b]	308,223

	Total	7,806,089

Consumer Non-Cyclical (0.2%)
	Air Medical Group Holdings, Inc., Term Loan
1,958,187	5.307%, (LIBOR 1M + 3.250%), 4/28/2022[b]	1,828,868
54,037	6.294%, (LIBOR 1M + 4.250%), 3/14/2025[b]	50,502

Principal Amount	Bank Loans (0.9%)[a]	Value

Consumer Non-Cyclical (0.2%) - continued
	Amneal Pharmaceuticals, LLC, Term Loan
$498,571	5.563%, (LIBOR 1M + 3.500%), 5/4/2025[b]	$423,785
	Bausch Health Companies, Inc., Term Loan
852,696	5.039%, (LIBOR 1M + 3.000%), 6/1/2025[b]	855,808
	Chobani, LLC, Term Loan
537,240	5.544%, (LIBOR 1M + 3.500%), 10/7/2023[b]	532,206
	Endo International plc, Term Loan
763,506	6.313%, (LIBOR 1M + 4.250%), 4/27/2024[b]	693,599
	Energizer Holdings, Inc., Term Loan
682,837	4.375%, (LIBOR 1M + 2.250%), 1/2/2026[b]	682,414
	Grifols Worldwide Operations USA, Inc., Term Loan
667,875	4.197%, (LIBOR 1W + 2.250%), 1/31/2025[b]	671,088
	JBS USA LUX SA, Term Loan
606,950	4.544%, (LIBOR 1M + 2.500%), 5/1/2026[b]	609,481
	Libbey Glass, Inc., Term Loan
64,244	5.042%, (LIBOR 1M + 3.000%), 4/9/2021[b]	50,151
	Mallinckrodt International Finance SA, Term Loan
721,269	5.175%, (LIBOR 3M + 3.000%), 2/24/2025[b]	536,985
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,395,136	6.044%, (LIBOR 1M + 4.000%), 5/4/2022[b]	1,309,168
	MPH Acquisition Holdings, LLC, Term Loan
500,000	4.854%, (LIBOR 3M + 2.750%), 6/7/2023[b]	475,520
	Ortho-Clinical Diagnostics SA, Term Loan
1,346,997	5.563%, (LIBOR 3M + 3.250%), 6/1/2025[b]	1,300,862
	Plantronics, Inc., Term Loan
1,250,251	4.544%, (LIBOR 1M + 2.500%), 7/2/2025[b]	1,246,600

	Total	11,267,037

Energy (0.1%)
	BCP Raptor II, LLC, Term Loan
443,888	6.794%, (LIBOR 1M + 4.750%), 12/19/2025[b]	397,648
	Calpine Corporation, Term Loan
543,644	4.610%, (LIBOR 3M + 2.500%), 1/15/2024[b]	544,688
	Consolidated Energy Finance SA, Term Loan
399,938	4.547%, (LIBOR 3M + 2.500%), 5/7/2025[b,c]	386,939
	HFOTCO, LLC, Term Loan
1,036,875	4.800%, (LIBOR 1M + 2.750%), 6/26/2025[b]	1,033,640

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value
Energy (0.1%) - continued
	McDermott Technology (Americas), Inc., Term Loan
$731,362	7.104%, (LIBOR 3M + 5.000%), 5/10/2025[b]	$459,844
	Radiate Holdco, LLC, Term Loan
1,670,025	5.044%, (LIBOR 1M + 3.000%), 2/1/2024[b]	1,662,427

	Total	4,485,186

Financials (0.1%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
559,732	3.794%, (LIBOR 1M + 1.750%), 1/15/2025[b]	561,456
	Blackstone CQP Holdco, LP, Term Loan
718,200	5.656%, (LIBOR 3M + 3.500%), 6/20/2024[b]	720,893
	Cyxtera DC Holdings, Inc., Term Loan
112,413	5.040%, (LIBOR 1M + 3.000%), 5/1/2024[b]	101,011
70,000	9.300%, (LIBOR 1M + 7.250%), 5/1/2025[b]	56,992
	Digicel International Finance, Ltd., Term Loan
1,101,568	5.340%, (LIBOR 3M + 3.250%), 5/27/2024[b]	951,942
	DTZ U.S. Borrower, LLC, Term Loan
737,550	5.294%, (LIBOR 1M + 3.250%), 8/21/2025[b]	737,919
	Genworth Holdings, Inc., Term Loan
172,375	6.670%, (LIBOR 2M + 4.500%), 3/7/2023[b,c]	172,806
	GGP Nimbus, LLC, Term Loan
792,000	4.544%, (LIBOR 1M + 2.500%), 8/24/2025[b]	780,619
	Grizzly Finco, Term Loan
297,000	5.569%, (LIBOR 3M + 3.250%), 10/1/2025[b]	294,339
	Harland Clarke Holdings Corporation, Term Loan
861,623	6.854%, (LIBOR 3M + 4.750%), 11/3/2023[b]	669,912
	Level 3 Parent, LLC, Term Loan
115,000	4.294%, (LIBOR 1M + 2.250%), 2/22/2024[b]	115,168
	MoneyGram International, Inc., Term Loan
404,067	8.044%, (LIBOR 1M + 6.000%), 6/30/2023[b,c]	379,823
	Sable International Finance, Ltd., Term Loan
1,368,853	5.294%, (LIBOR 2M + 3.250%), 1/31/2026[b]	1,373,603
	Trans Union, LLC, Term Loan
306,125	0.000%, (LIBOR 3M + 2.000%), 6/19/2025[b]	306,890
	Tronox Finance, LLC, Term Loan
896,546	4.817%, (LIBOR 1M + 2.750%), 9/22/2024[b]	895,748

	Total	8,119,121

Principal Amount	Bank Loans (0.9%)[a]	Value
Technology (0.1%)
	Prime Security Services Borrower, LLC, Term Loan
$1,800,000	0.000%, (LIBOR 1M + 3.250%), 9/23/2026[b,d,e]	$1,780,038
	Rackspace Hosting, Inc., Term Loan
1,280,981	5.287%, (LIBOR 3M + 3.000%), 11/3/2023[b]	1,173,494
	SS&C Technologies Holdings Europe SARL, Term Loan
178,928	4.294%, (LIBOR 1M + 2.250%), 4/16/2025[b]	179,375
	SS&C Technologies, Inc., Term Loan
270,888	4.294%, (LIBOR 1M + 2.250%), 4/16/2025[b]	271,565
217,774	4.294%, (LIBOR 1M + 2.250%), 4/16/2025[b]	218,545

	Total	3,623,017

Utilities (<0.1%)
	Core and Main, LP, Term Loan
501,075	4.863%, (LIBOR 1M + 2.750%), 8/1/2024[b]	496,380
	EnergySolutions, LLC, Term Loan
320,938	5.854%, (LIBOR 3M + 3.750%), 5/11/2025[b]	297,670
	Talen Energy Supply, LLC, Term Loan
290,000	5.792%, (LIBOR 1M + 3.750%), 7/8/2026[b]	289,275
	TerraForm Power Operating, LLC, Term Loan
236,391	4.044%, (LIBOR 1M + 2.000%), 11/8/2022[b,c]	236,686

	Total	1,320,011

	Total Bank Loans (cost $60,763,053)	59,227,340

Shares	Registered Investment Companies (43.7%)	Value
Unaffiliated (0.8%)
21,574	Consumer Discretionary Select Sector SPDR Fund	2,603,982
20,000	Invesco Senior Loan ETF	451,800
25,824	iShares Russell 2000 Value Index Fund	3,083,644
38,957	Materials Select Sector SPDR Fund	2,267,297
13,597	ProShares Ultra S&P 500[g]	1,746,535
96,796	SPDR S&P 500 ETF Trust	28,726,149
50,259	SPDR S&P Biotech ETF[g]	3,832,249
49,876	SPDR S&P Metals & Mining ETF[g]	1,269,344
23,729	SPDR S&P Retail ETF	1,006,821
113,429	VanEck Vectors Oil Services ETF	1,332,791
79,222	Vanguard Real Estate ETF	7,387,451
20,000	Vanguard Short-Term Corporate Bond ETF	1,621,000

	Total	55,329,063

Affiliated (42.9%)
7,542,599	Thrivent Core Emerging Markets Debt Fund	73,992,900
21,771,549	Thrivent Core International Equity Fund	204,870,274
19,330,112	Thrivent Core Low Volatility Equity Fund	234,280,953
29,253,896	Thrivent Global Stock Portfolio	376,374,774

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Registered Investment Companies (43.7%)	Value
Affiliated (42.9%) - continued
12,692,008	Thrivent High Yield Portfolio	$60,099,197
16,918,418	Thrivent Income Portfolio	178,961,331
55,987,573	Thrivent International Allocation Portfolio	530,560,641
25,537,074	Thrivent Large Cap Value Portfolio	454,437,336
10,122,054	Thrivent Limited Maturity Bond Portfolio	100,449,241
24,776,142	Thrivent Mid Cap Stock Portfolio	452,786,470
5,774,013	Thrivent Small Cap Stock Portfolio	102,638,283

	Total	2,769,451,400

	Total Registered Investment Companies (cost $2,506,997,690)	2,824,780,463

Shares	Common Stock (31.1%)	Value
Communications Services (1.6%)
169,810	Activision Blizzard, Inc.	8,986,345
39,653	Alphabet, Inc., Class Ah	48,421,864
3,695	Alphabet, Inc., Class Ch	4,504,205
41,026	Auto Trader Group plc[i]	257,136
14,639	CBS Corporation	590,976
73,117	Comcast Corporation	3,296,114
17,189	DISH Network Corporation[h]	585,629
146,177	Facebook, Inc.[h]	26,031,200
6,302	Hemisphere Media Group, Inc.[h]	77,010
21,000	HKT Trust and HKT, Ltd.	33,313
742	Ipsos SA	21,137
3,200	KDDI Corporation	83,497
21,214	Mediaset Espana Comunicacion SAg	136,742
23,517	News Corporation	336,175
185,092	ORBCOMM, Inc.[h]	881,038
1,885	Rightmove plc	12,754
7,326	Scholastic Corporation	276,630
18,782	Seven West Media, Ltd.[h]	4,949
32,699	Take-Two Interactive Software, Inc.[h]	4,098,493
9,984	Telenor ASA	200,318
33,552	Telstra Corporation, Ltd.	79,534
7,300	TV Asahi Holdings Corporation	115,241
17,124	Twitter, Inc.[h]	705,509
79,732	Verizon Communications, Inc.	4,812,624
1,650	Wolters Kluwer NV	120,393
12,649	Zillow Group, Inc.[h]	373,715

	Total	105,042,541

Consumer Discretionary (4.1%)
59,202	Alibaba Group Holding, Ltd. ADR[h]	9,900,350
39,363	Amazon.com, Inc.[h]	68,330,625
18,397	American Axle & Manufacturing Holdings, Inc.[h]	151,223
1,000	AOKI Holdings, Inc.	9,644
1,500	Aoyama Trading Company, Ltd.	26,180
11,992	Aptiv plc	1,048,341
1,100	Autobacs Seven Company, Ltd.	18,039
12,969	Barratt Developments plc	103,241
799	Barrett Business Services, Inc.	70,967
2,500	Benesse Holdings, Inc.	65,125
4,405	Berkeley Group Holdings plc	226,171
1,586	Booking Holdings, Inc.[h]	3,112,699
54,546	BorgWarner, Inc.	2,000,747
73,438	Bright Horizons Family Solutions, Inc.[h]	11,199,295
4,583	Buckle, Inc.[g]	94,410
26,900	Burlington Stores, Inc.[h]	5,375,158
61,295	Canada Goose Holdings, Inc.[g,h]	2,695,141
7,742	Century Casinos, Inc.[h]	59,846

Shares	Common Stock (31.1%)	Value
Consumer Discretionary (4.1%) - continued
57,896	Children’s Place, Inc.[g]	$4,457,413
5,143	Chipotle Mexican Grill, Inc.[h]	4,322,537
1,200	Chiyoda Company, Ltd.	18,849
1,217	Cie Generale des Etablissements Michelin	135,505
23,900	Citizen Watch Company, Ltd.	117,253
796	Compass Group plc	20,483
7,499	Cooper-Standard Holdings, Inc.[h]	306,559
2,590	Countryside Properties plc[i]	10,691
74,522	Crocs, Inc.[h]	2,068,731
26,944	CSS Industries, Inc.	106,968
24,549	Culp, Inc.	400,149
15,317	D.R. Horton, Inc.	807,359
53,284	Delphi Technologies plc	714,006
7,000	Denso Corporation	309,312
10,618	Domino’s Pizza, Inc.	2,597,057
109,971	Duluth Holdings, Inc.[g,h]	932,554
36,037	Emerald Expositions Events, Inc.	350,640
22,246	Ethan Allen Interiors, Inc.	424,899
13,206	Etsy, Inc.[h]	746,139
500	Exedy Corporation	9,804
56,137	Five Below, Inc.[h]	7,078,876
415	Genuine Parts Company	41,330
71,311	G-III Apparel Group, Ltd.[h]	1,837,684
55,802	Grand Canyon Education, Inc.[h]	5,479,756
25,176	Harley-Davidson, Inc.	905,581
85,692	Home Depot, Inc.	19,882,258
5,966	Hooker Furniture Corporation	127,911
76,013	International Game Technology plc	1,080,145
1,075	Johnson Outdoors, Inc.	62,952
82,572	Knoll, Inc.	2,093,200
28,660	Lowe’s Companies, Inc.	3,151,454
3,706	Lululemon Athletica, Inc.[h]	713,516
18,198	Marcus Corporation	673,508
4,109	McDonald’s Corporation	882,243
28,880	Michaels Companies, Inc.[h]	282,735
27,739	Modine Manufacturing Company[h]	315,392
3,995	Mohawk Industries, Inc.[h]	495,660
22,122	Moneysupermarket.com Group plc	102,878
47,363	Movado Group, Inc.	1,177,444
42,180	Netflix, Inc.[h]	11,288,212
7,400	NHK Spring Company, Ltd.	56,768
223,175	NIKE, Inc.	20,960,596
58,200	Nissan Motor Company, Ltd.	363,363
55,858	Norwegian Cruise Line Holdings, Ltd.[h]	2,891,769
131	NVR, Inc.[h]	486,973
64,226	Ollie’s Bargain Outlet Holdings, Inc.[h]	3,766,213
2,100	Onward Holdings Company, Ltd.	10,941
4,384	O’Reilly Automotive, Inc.[h]	1,747,068
32,361	Oxford Industries, Inc.	2,320,284
32,033	Park Hotels & Resorts, Inc.	799,864
4,200	Park24 Company, Ltd.	97,570
104,869	Planet Fitness, Inc.[h]	6,068,769
291,940	Playa Hotels and Resorts NVh	2,285,890
900	Plenus Company, Ltd.[g]	15,120
315,473	Red Rock Resorts, Inc.	6,405,679
11,370	Redrow plc	86,349
4,730	RHg,h	808,026
800	Rinnai Corporation	53,906
20,702	Ruth’s Hospitality Group, Inc.	422,631
2,300	Sangetsu Company, Ltd.	43,448
13,500	Sekisui House, Ltd.	266,384
500	SHIMAMURA Company, Ltd.	39,724
9,890	Sony Corporation ADR	584,796
23,100	Standard Motor Products, Inc.	1,121,505

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (31.1%)	Value
Consumer Discretionary (4.1%) - continued
107,445	Starbucks Corporation	$9,500,287
2,487	Steven Madden, Ltd.	89,010
3,110	Strategic Education, Inc.	422,587
500	Sumitomo Forestry Company, Ltd.	6,676
19,600	Sumitomo Rubber Industries, Ltd.	233,396
3,823	Super Retail Group, Ltd.	25,600
700	Takara Standard Company, Ltd.	11,588
43,652	Taylor Wimpey plc	86,646
48,272	Texas Roadhouse, Inc.	2,535,245
67,745	Toll Brothers, Inc.	2,780,932
9,400	Toyoda Gosei Company, Ltd.	189,235
14,153	Tupperware Brands Corporation	224,608
14,035	Ulta Beauty, Inc.[h]	3,517,873
900	United Arrows, Ltd.	26,350
21,433	Vail Resorts, Inc.	4,877,294
1,531	WH Smith plc	37,410
34,431	Wingstop, Inc.	3,005,138
6,600	Yahoo Japan Corporation	18,595
49,712	Zumiez, Inc.[h]	1,574,628

	Total	261,883,579

Consumer Staples (1.2%)
1,400	Arcs Company, Ltd.	29,437
23,168	Calavo Growers, Inc.[g]	2,205,130
1,683	Carlsberg AS	248,711
57,192	Casey’s General Stores, Inc.	9,217,063
26,726	Central Garden & Pet Company[h]	781,201
4,721	Central Garden & Pet Company, Class Ah	130,890
62,436	Coca-Cola Company	3,399,016
64,756	Colgate-Palmolive Company	4,760,214
4,022	Costco Wholesale Corporation	1,158,778
264,703	Cott Corporation	3,300,846
1,810	ForFarmers BV	11,402
823	Glanbia plc	10,226
1,401	Grocery Outlet Holding Corporation[h]	48,587
150,666	Hain Celestial Group, Inc.[h]	3,235,552
510	Inter Parfums, Inc.	35,685
29,400	Japan Tobacco, Inc.	644,143
28,759	John B. Sanfilippo & Son, Inc.	2,778,119
6,504	Kimberly-Clark Corporation	923,893
240	L’Oreal SA	67,121
400	Ministop Company, Ltd.	5,154
177,091	Monster Beverage Corporation[h]	10,281,904
38,064	PepsiCo, Inc.	5,218,574
118,631	Philip Morris International, Inc.	9,007,652
41,691	Procter & Gamble Company	5,185,527
6,928	Seneca Foods Corporation[h]	216,015
3,700	Sugi Holdings Company, Ltd.	200,800
7,800	Sundrug Company, Ltd.	246,116
328,437	SunOpta, Inc.[h]	591,187
10,077	TreeHouse Foods, Inc.[h]	558,770
600	TSURUHA Holdings, Inc.	65,522
199,631	Turning Point Brands, Inc.	4,603,491
6,468	Unilever NV	388,388
10,579	Unilever plc	635,815
35,955	Wal-Mart Stores, Inc.	4,267,139

	Total	74,458,068

Energy (0.5%)
64,948	Abraxas Petroleum Corporation[h]	32,961
246,822	Archrock, Inc.	2,460,815
38,897	BP plc ADR[g]	1,477,697
30,582	Chevron Corporation	3,627,025
13,743	Concho Resources, Inc.	933,150
4,778	Contura Energy, Inc.[h]	133,593

Shares	Common Stock (31.1%)	Value
Energy (0.5%) - continued
22,517	Diamondback Energy, Inc.	$2,024,504
13,389	Dril-Quip, Inc.[h]	671,860
1,680	Enterprise Products Partners, LP	48,014
25,326	EQT Corporation	269,469
22,168	Era Group, Inc.[h]	234,094
409,864	Euronav NV	3,770,749
5,593	Evolution Petroleum Corporation	32,663
37,051	Exterran Corporation[h]	483,886
2,161	Exxon Mobil Corporation	152,588
54,606	Frank’s International NVh	259,379
290	Gaztransport Et Technigaz SA	28,692
92,031	Gran Tierra Energy, Inc.[h]	115,039
31,717	Gulfport Energy Corporation[h]	85,953
33,135	Halliburton Company	624,595
45,140	Liberty Oilfield Services, Inc.[g]	488,866
101,209	Marathon Oil Corporation	1,241,834
28,270	Marathon Petroleum Corporation	1,717,403
1,167	Matrix Service Company[h]	20,002
256,110	Nabors Industries, Ltd.	478,926
222,990	Nine Energy Service, Inc.[h]	1,375,848
118,597	Oceaneering International, Inc.[h]	1,606,989
36,939	Oil States International, Inc.[h]	491,289
18,481	Pacific Drilling SAh	72,261
47,148	Patterson-UTI Energy, Inc.	403,115
9,058	Pioneer Natural Resources Company	1,139,225
1,211	REX American Resources Corporation[h]	92,436
12,840	Royal Dutch Shell plc, Class A	376,569
17,708	Royal Dutch Shell plc, Class B	523,365
9,874	SEACOR Holdings, Inc.[h]	464,769
9,387	Select Energy Services, Inc.[h]	81,291
136,218	Talos Energy, Inc.[h]	2,769,312
57,438	TechnipFMC plc	1,386,553
5,315	U.S. Silica Holdings, Inc.	50,811
15,038	Unit Corporation[h]	50,829
38,766	WPX Energy, Inc.[h]	410,532

	Total	32,708,951

Financials (4.3%)
1,110	1st Source Corporation	50,760
2,187	AB Industrivarden	47,843
26,441	Aflac, Inc.	1,383,393
34,006	AG Mortgage Investment Trust, Inc.	515,191
4,498	Alleghany Corporation[h]	3,588,324
2,238	Allianz SE	520,945
26,880	Ally Financial, Inc.	891,341
6,808	American Express Company	805,250
101,682	American Financial Group, Inc.	10,966,404
15,865	American International Group, Inc.	883,680
22,489	Ameriprise Financial, Inc.	3,308,132
56,709	Ameris Bancorp	2,281,970
25,923	Argo Group International Holdings, Ltd.	1,820,832
30,929	Arthur J. Gallagher & Company	2,770,311
7,502	Artisan Partners Asset Management, Inc.	211,856
120,219	Assured Guaranty, Ltd.	5,344,937
720	Baloise Holding AG	129,006
24,509	Bank Leumi Le-Israel BM	174,500
312,452	Bank of America Corporation	9,114,225
4,899	Bank of Marin Bancorp	203,259
5,777	Bank of Montreal	425,497
24,740	BankFinancial Corporation	294,406
8,587	Banner Corporation	482,332
12,628	Berkshire Hathaway, Inc.[h]	2,626,877
5,387	BlackRock, Inc.	2,400,663

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (31.1%)	Value
Financials (4.3%) - continued
21,502	BOK Financial Corporation	$1,701,883
121,225	Boston Private Financial Holdings, Inc.	1,412,877
72,421	Bridgewater Bancshares, Inc.[h]	864,707
306,393	BrightSphere Investment Group	3,036,355
22,898	Brown & Brown, Inc.	825,702
10,360	Byline Bancorp, Inc.[h]	185,237
22,117	Capital One Financial Corporation	2,012,205
25,591	Cboe Global Markets, Inc.	2,940,662
5,273	Central Pacific Financial Corporation	149,753
192,750	Charles Schwab Corporation	8,062,732
8,336	Chubb, Ltd.	1,345,764
24,747	CI Financial Corporation	361,067
12,026	Cincinnati Financial Corporation	1,403,073
58,154	Citigroup, Inc.	4,017,278
32,538	Citizens Financial Group, Inc.	1,150,869
9,033	CNP Assurances	174,560
42,581	Cohen & Steers, Inc.	2,338,974
33,448	Colony Capital, Inc.	201,357
46,297	Comerica, Inc.	3,055,139
38,552	Community Trust Bancorp, Inc.	1,641,544
22,500	DBS Group Holdings, Ltd.	407,050
421	Deutsche Boerse AG	65,659
8,170	Deutsche Pfandbriefbank AGi	99,608
396	Diamond Hill Investment Group, Inc.	54,699
15,226	Direct Line Insurance Group plc	56,176
33,572	Discover Financial Services	2,722,353
10,648	DnB ASA	187,703
54,841	Dynex Capital, Inc.	810,550
110,275	E*TRADE Financial Corporation	4,817,915
17,326	East West Bancorp, Inc.	767,369
13,243	Ellington Residential Mortgage REIT	139,581
18,121	Enterprise Financial Services Corporation	738,431
52,743	Essent Group, Ltd.	2,514,259
4,371	Euronext NVi	357,903
8,373	FBL Financial Group, Inc.	498,277
2,397	Federal Agricultural Mortgage Corporation	195,739
100,133	Fifth Third Bancorp	2,741,642
24,329	Financial Institutions, Inc.	734,249
37,222	First American Financial Corporation	2,196,470
1,330	First Bancorp	47,747
42,263	First Busey Corporation	1,068,409
12,712	First Citizens BancShares, Inc.	5,994,344
55,666	First Defiance Financial Corporation	1,612,366
18,765	First Financial Corporation	815,715
40,335	First Hawaiian, Inc.	1,076,944
64,853	First Interstate BancSystem, Inc.	2,609,685
1,557	First Mid-Illinois Bancshares, Inc.	53,903
22,298	First Midwest Bancorp, Inc.	434,365
3,956	First of Long Island Corporation	89,999
18,203	First Republic Bank	1,760,230
36,558	FlexiGroup, Ltd.	63,037
2,574	Goldman Sachs Group, Inc.	533,410
37,474	Great Southern Bancorp, Inc.	2,134,144
73,818	Hamilton Lane, Inc.	4,204,673
5,954	Hancock Whitney Corporation	228,008
24,016	Hanover Insurance Group, Inc.	3,255,129
97,625	Hartford Financial Services Group, Inc.	5,917,051
47,262	Heartland Financial USA, Inc.	2,114,502
237,985	Heritage Commerce Corporation	2,797,514
31,735	Hometrust Bancshares, Inc.	827,331
44,090	Horace Mann Educators Corporation	2,042,690
39,525	Horizon Bancorp, Inc.	686,154

Shares	Common Stock (31.1%)	Value
Financials (4.3%) - continued
23,347	Houlihan Lokey, Inc.	$1,052,950
49,484	HSBC Holdings plc	379,157
76,482	IBERIABANK Corporation	5,777,450
38,062	Independent Bank Corporation	811,292
48,033	Interactive Brokers Group, Inc.	2,583,215
186,457	Intercontinental Exchange, Inc.	17,204,387
10,360	International Bancshares Corporation	400,103
57,508	Israel Discount Bank, Ltd.	252,759
33,366	J.P. Morgan Chase & Company	3,926,845
19,105	Kemper Corporation	1,489,235
51,355	KeyCorp	916,173
5,053	KKR Real Estate Finance Trust, Inc.	98,685
18,811	Lakeland Bancorp, Inc.	290,254
4,110	Laurentian Bank of Canada	139,694
34,254	Loews Corporation	1,763,396
12,005	M&T Bank Corporation	1,896,430
19,639	Manulife Financial Corporation	360,213
811	Markel Corporation[h]	958,521
32,415	Medibank Private, Ltd.	74,442
6,685	Mercantile Bank Corporation	219,268
53,155	Meridian Bancorp, Inc.	996,656
23,177	MetLife, Inc.	1,093,027
48,271	MidWestOne Financial Group, Inc.	1,473,231
2,602	Moody’s Corporation	532,968
19,383	Morgan Stanley	827,073
11,639	MSCI, Inc.	2,534,392
3,708	National Bank of Canada	184,497
577	National Western Life Group, Inc.	154,849
15,881	Newmark Group, Inc.	143,882
38,702	Northern Trust Corporation	3,611,671
21,799	Old Second Bancorp, Inc.	266,384
8,014	Opus Bank	174,465
27,709	PacWest Bancorp	1,006,945
1,135	Paragon Banking Group plc	6,730
1,100	Pargesa Holding SA	84,610
125,764	PCSB Financial Corporation	2,514,022
1,734	Peapack-Gladstone Financial Corporation	48,604
7,460	Peoples Bancorp, Inc.	237,303
22,834	Popular, Inc.	1,234,863
17,743	Primerica, Inc.	2,257,442
143,089	Prosight Global, Inc.[h]	2,770,203
7,579	Prudential Financial, Inc.	681,731
27,470	QCR Holdings, Inc.	1,043,311
24,694	Radian Group, Inc.	564,011
60,739	Raymond James Financial, Inc.	5,008,538
22,692	Reinsurance Group of America, Inc.	3,627,997
2,054	Royal Bank of Canada	166,618
37,120	S&P Global, Inc.	9,093,658
1,477	S&T Bancorp, Inc.	53,955
30,983	Sandy Spring Bancorp, Inc.	1,044,437
173,848	Santander Consumer USA Holdings, Inc.	4,434,862
157,833	Seacoast Banking Corporation of Florida[h]	3,994,753
39,175	SEI Investments Company	2,321,315
2,500	Senshu Ikeda Holdings, Inc.	4,341
5,906	Skandinaviska Enskilda Banken AB	54,268
576,860	SLM Corporation	5,090,789
41,500	State Auto Financial Corporation	1,344,185
7,258	State Street Corporation	429,601
12,108	Stifel Financial Corporation	694,757
2,537	Sun Life Financial, Inc.	113,441
20,704	SVB Financial Group[h]	4,326,101
109,495	Synovus Financial Corporation	3,915,541

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (31.1%)	Value
Financials (4.3%) - continued
9,468	Territorial Bancorp, Inc.	$270,595
2,414	Topdanmark AS	116,529
10,039	Toronto-Dominion Bank	585,359
10,362	TPG RE Finance Trust, Inc.	205,582
20,976	TriCo Bancshares	761,429
108,333	TrustCo Bank Corporation	882,914
40,055	U.S. Bancorp	2,216,644
56,589	United Community Banks, Inc.	1,604,298
3,138	Univest Financial Corporation	80,050
743	Virtus Investment Partners, Inc.	82,153
5,907	Walker & Dunlop, Inc.	330,378
12,885	Washington Trust Bancorp, Inc.	622,474
4,160	WesBanco, Inc.	155,459
13,644	Western Alliance Bancorp	628,716
1,387	Westwood Holdings Group, Inc.	38,378
2,565	Willis Towers Watson plc	494,968
67,943	Wintrust Financial Corporation	4,391,156
118,009	Zions Bancorporations NA	5,253,761

	Total	278,073,994

Health Care (4.2%)
146,658	Abbott Laboratories	12,270,875
4,536	ABIOMED, Inc.[h]	806,909
43,625	Aerie Pharmaceuticals, Inc.[g,h]	838,472
60,063	Agilent Technologies, Inc.	4,602,628
58,947	Agios Pharmaceuticals, Inc.[g,h]	1,909,883
10,026	Alexion Pharmaceuticals, Inc.[h]	981,946
14,502	AmerisourceBergen Corporation	1,193,950
24,415	Amgen, Inc.	4,724,547
1,124	Amplifon SPA	27,576
3,206	AngioDynamics, Inc.[h]	59,054
16,157	Arena Pharmaceuticals, Inc.[h]	739,506
542	Atrion Corporation	422,310
53,462	Axonics Modulation Technologies, Inc.[h]	1,439,197
19,768	Bausch Health Companies, Inc.[h]	431,931
3,473	Becton, Dickinson and Company	878,530
1,704	Biogen, Inc.[h]	396,725
24,664	BioMarin Pharmaceutical, Inc.[h]	1,662,354
3,640	Bio-Rad Laboratories, Inc.[h]	1,211,174
35,195	Bio-Techne Corporation	6,886,606
45,002	Bruker Corporation	1,976,938
138,301	Catalent, Inc.[h]	6,591,426
17,112	Charles River Laboratories International, Inc.[h]	2,265,115
2,031	Chemed Corporation	848,085
3,399	Cigna Holding Company	515,934
19,077	Concert Pharmaceuticals, Inc.[h]	112,173
46,692	CryoLife, Inc.[h]	1,267,688
36,273	CVS Health Corporation	2,287,738
28,770	Danaher Corporation	4,155,251
15,965	Dexcom, Inc.[h]	2,382,617
52,776	Edwards Lifesciences Corporation[h]	11,605,970
3,954	Enanta Pharmaceuticals, Inc.[h]	237,556
116,058	GenMark Diagnostics, Inc.[h]	703,311
76,818	Gilead Sciences, Inc.	4,868,725
3,587	GlaxoSmithKline plc	76,885
173,910	Halozyme Therapeutics, Inc.[h]	2,697,344
11,485	HealthStream, Inc.[h]	297,347
25,952	Hill-Rom Holdings, Inc.	2,730,929
3,768	Humana, Inc.	963,365
546	IDEXX Laboratories, Inc.[h]	148,474
28,702	Illumina, Inc.[h]	8,731,722
33,964	Immunomedics, Inc.[h]	450,363
62,891	Inspire Medical Systems, Inc.[h]	3,837,609
7,140	Insulet Corporation[h]	1,177,600

Shares	Common Stock (31.1%)	Value
Health Care (4.2%) - continued
25,243	Intuitive Surgical, Inc.[h]	$13,629,453
17,919	Jazz Pharmaceuticals, Inc.[h]	2,296,141
68,178	Johnson & Johnson	8,820,870
600	KYORIN Holdings, Inc.	9,960
3,566	Laboratory Corporation of America Holdings[h]	599,088
64,088	LHC Group, Inc.[h]	7,277,833
16,882	Ligand Pharmaceuticals, Inc.[h]	1,680,434
193	LNA Sante	9,864
1,313	Magellan Health Services, Inc.[h]	81,537
428	Masimo Corporation[h]	63,682
8,277	McKesson Corporation	1,131,135
69,583	Medtronic plc	7,558,105
53,702	Merck & Company, Inc.	4,520,634
2,700	Mitsubishi Tanabe Pharma Corporation	29,755
108,279	Natera, Inc.[h]	3,551,551
17,696	National Healthcare Corporation	1,448,418
33,709	Neurocrine Biosciences, Inc.[h]	3,037,518
12,608	Nevro Corporation[h]	1,083,910
44,731	NextGen Healthcare, Inc.[h]	700,935
9,254	Novartis AG	803,127
14,229	Novo Nordisk AS	735,300
12,858	Novocure, Ltd.[h]	961,521
22,175	NuVasive, Inc.[h]	1,405,451
246,107	Optinose, Inc.[g,h]	1,722,749
5,840	Orthifix Medical, Inc.[h]	309,637
12,097	PerkinElmer, Inc.	1,030,301
35,890	Pfizer, Inc.	1,289,528
1,279	Phibro Animal Health Corporation	27,281
1,753	Providence Service Corporation[h]	104,233
5,136	Recordati SPA	220,278
26,111	Repligen Corporation[h]	2,002,453
17,782	ResMed, Inc.	2,402,526
2,460	Roche Holding AG	716,265
14,993	Sage Therapeutics, Inc.[h]	2,103,368
8,350	Sarepta Therapeutics, Inc.[h]	628,922
67,019	Syneos Health, Inc.[h]	3,566,081
70,054	Tactile Systems Technology, Inc.[h]	2,964,685
22,145	Teleflex, Inc.	7,523,764
45,354	Thermo Fisher Scientific, Inc.	13,210,260
2,601	U.S. Physical Therapy, Inc.	339,560
85,324	UnitedHealth Group, Inc.	18,542,612
4,621	Universal Health Services, Inc.	687,374
11,117	Varian Medical Systems, Inc.[h]	1,323,923
62,442	Veeva Systems, Inc.[h]	9,534,269
59,411	Vertex Pharmaceuticals, Inc.[h]	10,065,412
4,092	Waters Corporation[h]	913,457
4,687	West Pharmaceutical Services, Inc.	664,710
428,402	Wright Medical Group NVh	8,837,933
152,654	Zoetis, Inc.	19,019,162

	Total	273,601,303

Industrials (4.5%)
27,186	A.O. Smith Corporation	1,297,044
691	Aalberts NV	27,364
69,913	Acco Brands Corporation	690,041
1,976	ACS Actividades de Construccion y Servicios, SA	78,953
852	Actuant Corporation	18,693
18,585	Aegion Corporation[h]	397,347
57,108	Aerojet Rocketdyne Holdings, Inc.[h]	2,884,525
58,749	AGCO Corporation	4,447,299
89,627	Altra Industrial Motion Corporation	2,482,220
66,254	AMETEK, Inc.	6,083,442
72,007	Arcosa, Inc.	2,463,360

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (31.1%)	Value
Industrials (4.5%) - continued
99,278	ASGN, Inc.[h]	$6,240,615
11,749	Atlas Copco AB, Class A	361,789
6,304	Atlas Copco AB, Class B	170,706
91,740	AZZ, Inc.	3,996,194
2,678	Boeing Company	1,018,899
49,843	BWX Technologies, Inc.	2,851,518
8,113	Cactus, Inc.[h]	234,790
10,014	Carlisle Companies, Inc.	1,457,438
82,920	Casella Waste Systems, Inc.[h]	3,560,585
171,557	CBIZ, Inc.[h]	4,031,590
433	Chase Corporation	47,366
1,334	CIA De Distribucion Integral	25,993
6,010	Columbus McKinnon Corporation	218,944
92,529	Costamare, Inc.	561,651
14,738	CRA International, Inc.	618,554
58,145	Crane Company	4,688,231
39,277	CSW Industrials, Inc.	2,711,291
11,247	CSX Corporation	779,080
70,697	Curtiss-Wright Corporation	9,146,071
31,720	Delta Air Lines, Inc.	1,827,072
29,714	Douglas Dynamics, Inc.	1,324,353
90,898	EMCOR Group, Inc.	7,828,136
38,795	Emerson Electric Company	2,593,834
59,923	Encore Wire Corporation	3,372,467
2,411	Ennis, Inc.	48,726
9,359	ESCO Technologies, Inc.	744,602
26,087	Expeditors International of Washington, Inc.	1,938,003
6,345	Federal Signal Corporation	207,735
41,076	Forrester Research, Inc.	1,320,183
16	Geberit AG	7,646
24,150	General Dynamics Corporation	4,412,930
17,230	Gorman-Rupp Company	599,432
40,709	Granite Construction, Inc.	1,307,980
1,000	GS Yuasa Corporation	17,368
16,816	GWA Group, Ltd.[g]	38,495
300	Hanwa Company, Ltd.	8,237
67,556	Healthcare Services Group, Inc.[g]	1,640,935
13,939	Heico Corporation	1,740,702
1,910	Heidrick & Struggles International, Inc.	52,143
2,948	Herc Holdings, Inc.[h]	137,112
3,200	Hino Motors, Ltd.	26,519
15,420	HNI Corporation	547,410
127,553	Honeywell International, Inc.	21,581,968
28,207	Hubbell, Inc.	3,706,400
5,363	Huntington Ingalls Industries, Inc.	1,135,830
7,209	Huron Consulting Group, Inc.[h]	442,200
4,391	Hyster-Yale Materials Handling, Inc.	240,319
43,086	ICF International, Inc.	3,639,474
40,526	IDEX Corporation	6,641,401
2,100	Inaba Denki Sangyo Company, Ltd.	92,214
33,324	Ingersoll-Rand plc	4,105,850
150,256	Interface, Inc.	2,169,697
22,368	Johnson Controls International plc	981,732
15,208	Kelly Services, Inc.	368,338
36,277	Kforce, Inc.	1,372,540
4,834	Koninklijke Philips NV	223,375
45,425	Kratos Defense & Security Solutions, Inc.[h]	844,678
4,787	Legrand SA	341,649
40,044	Lincoln Electric Holdings, Inc.	3,474,217
31,187	Lockheed Martin Corporation	12,164,801
19,900	Marubeni Corporation	132,713
59,886	Masonite International Corporation[h]	3,473,388
2,198	Matthews International Corporation	77,787

Shares	Common Stock (31.1%)	Value
Industrials (4.5%) - continued
38,279	Mercury Systems, Inc.[h]	$3,107,106
8,600	Mitsubishi Corporation	211,757
1,600	Mitsuboshi Belting, Ltd.	26,342
18,600	Mitsui & Company, Ltd.	305,531
5,520	Mobile Mini, Inc.	203,467
176,367	MRC Global, Inc.[h]	2,139,332
42,713	Mueller Industries, Inc.	1,225,009
6,532	National Express Group plc	34,776
5,000	Nitto Kogyo Corporation	95,068
2,777	Nobina ABi	17,355
56,005	Norfolk Southern Corporation	10,061,858
1,983	Northgate plc	8,046
18,974	Old Dominion Freight Line, Inc.	3,225,011
9,628	PageGroup plc	51,901
15,592	Parker Hannifin Corporation	2,816,071
186,349	Primoris Services Corporation	3,654,304
47,114	Raven Industries, Inc.	1,576,434
28,199	Regal-Beloit Corporation	2,054,297
17,008	RELX plc	403,933
18,927	Resources Connection, Inc.	321,570
211,546	Ritchie Brothers Auctioneers, Inc.	8,440,685
6,474	Rockwell Automation, Inc.	1,066,915
16,569	Roper Industries, Inc.	5,908,505
3,770	Rush Enterprises, Inc.	145,447
40,930	Saia, Inc.[h]	3,835,141
3,214	Sandvik AB	50,035
3,591	Schneider Electric SE	314,006
8,531	Signify NVi	234,455
25,691	SiteOne Landscape Supply, Inc.[g,h]	1,901,648
11,735	SKF AB	193,782
29,700	Sojitz Corporation	92,393
88,624	Southwest Airlines Company	4,786,582
36,326	SP Plus Corporation[h]	1,344,062
861	Spirax-Sarco Engineering plc	82,952
40,284	SPX FLOW, Inc.[h]	1,589,607
55,125	Standex International Corporation	4,020,818
16,300	Sumitomo Corporation	255,184
26,600	Sumitomo Electric Industries, Ltd.	339,454
800	Taikisha, Ltd.	24,222
29,958	Teledyne Technologies, Inc.[h]	9,646,176
5,991	Tennant Company	423,564
9,282	Thermon Group Holdings, Inc.[h]	213,300
2,200	Toppan Forms Company, Ltd.	20,897
1,510	Transcontinental, Inc.	17,643
3,970	TransDigm Group, Inc.	2,067,060
85,714	TriMas Corporation[h]	2,627,134
6,701	TrueBlue, Inc.[h]	141,391
1,700	Tsubakimoto Chain Company	54,719
11,129	UniFirst Corporation	2,171,491
8,726	United Airlines Holdings, Inc.[h]	771,466
19,880	United Rentals, Inc.[h]	2,477,843
47,909	United Technologies Corporation	6,540,537
61,508	Valmont Industries, Inc.	8,515,168
2,435	Vectrus, Inc.[h]	98,983
59,438	Verisk Analytics, Inc.	9,399,525
10,555	Viad Corporation	708,768
42,725	Waste Connections, Inc.	3,930,700
18,112	Watsco, Inc.	3,064,188
115,370	Willdan Group, Inc.[h]	4,047,180
1,250	Woodward, Inc.	134,788
32,244	Xylem, Inc.	2,567,267
1,000	Yuasa Trading Company, Ltd.	28,626

	Total	288,377,659

Information Technology (8.3%)
18,913	Accenture plc	3,637,916

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (31.1%)	Value
Information Technology (8.3%) - continued
37,505	ADTRAN, Inc.	$425,494
22,005	Advanced Energy Industries, Inc.[h]	1,263,307
140,309	Advanced Micro Devices, Inc.[h]	4,067,558
44,917	Akamai Technologies, Inc.[h]	4,104,515
5,427	Alliance Data Systems Corporation	695,361
17,637	Alteryx, Inc.[h]	1,894,743
1,697	Altisource Portfolio Solutions SAg,h	34,313
4,224	Amadeus IT Holding SA	302,657
8,093	American Software, Inc.	121,557
95,266	Amphenol Corporation	9,193,169
6,952	ANSYS, Inc.[h]	1,538,895
196,876	Apple, Inc.	44,094,318
26,346	Arista Networks, Inc.[h]	6,294,586
9,955	Atkore International Group, Inc.[h]	302,134
16,468	Atlassian Corporation plc[h]	2,065,746
24,533	Automatic Data Processing, Inc.	3,960,117
40,352	Avalara, Inc.[h]	2,715,286
2,650	Badger Meter, Inc.	142,305
69,190	Benchmark Electronics, Inc.	2,010,661
86,248	Blackline, Inc.[h]	4,123,517
18,553	Booz Allen Hamilton Holding Corporation	1,317,634
2,268	Broadridge Financial Solutions, Inc.	282,207
2,623	CACI International, Inc.[h]	606,595
11,900	Canon, Inc.	318,232
3,548	Capgemini SA	417,783
66,941	CDK Global, Inc.	3,219,193
15,533	CDW Corporation	1,914,287
4,337	CEVA, Inc.[h]	129,503
8,214	CGI, Inc.[h]	649,506
148,875	Ciena Corporation[h]	5,840,366
378,023	Cisco Systems, Inc.	18,678,116
71,282	Clearwater Energy, Inc.	1,236,030
27,451	Cognex Corporation	1,348,668
41,668	Cohu, Inc.	562,726
31,318	Computer Services, Inc.	1,424,969
12,417	Computershare, Ltd.	135,741
12,533	CoreLogic, Inc.[h]	579,902
53,409	Coupa Software, Inc.[h]	6,920,204
30,883	CTS Corporation	999,374
54,355	Descartes Systems Group, Inc.[h]	2,191,050
84,215	DocuSign, Inc.[h]	5,214,593
246,718	Dolby Laboratories, Inc.	15,947,852
14,911	DSP Group, Inc.[h]	210,021
22,076	Ebix, Inc.[g]	929,400
40,296	Elastic NVh	3,317,973
10,832	EPAM Systems, Inc.[h]	1,974,890
13,829	ePlus, Inc.[h]	1,052,249
19,067	Euronet Worldwide, Inc.[h]	2,789,502
18,664	ExlService Holdings, Inc.[h]	1,249,741
5,152	eXp World Holdings, Inc.[g,h]	43,174
10,198	Fair Isaac Corporation[h]	3,095,297
52,603	Fiserv, Inc.[h]	5,449,145
65,185	Five9, Inc.[h]	3,503,042
27,912	Global Payments, Inc.	4,438,008
70,925	Guidewire Software, Inc.[h]	7,474,076
15,303	Halma plc	370,414
6,833	InterDigital, Inc.	358,528
1,933	International Business Machines Corporation	281,097
6,884	International Money Express, Inc.[h]	94,586
40,620	Intuit, Inc.	10,802,483
24,208	Keysight Technologies, Inc.[h]	2,354,228
10,319	KLA-Tencor Corporation	1,645,365
25,335	Kulicke and Soffa Industries, Inc.	594,866
16,331	Lam Research Corporation	3,774,257

Shares	Common Stock (31.1%)	Value
Information Technology (8.3%) - continued
154,519	Lattice Semiconductor Corporation[h]	$2,825,380
9,024	ManTech International Corporation	644,404
107,390	MasterCard, Inc.	29,163,902
34,248	Methode Electronics, Inc.	1,152,103
474,739	Microsoft Corporation	66,002,963
24,797	MicroStrategy, Inc.[h]	3,679,131
19,623	MKS Instruments, Inc.	1,810,810
82,580	Monolithic Power Systems, Inc.	12,851,925
16,242	MTS Systems Corporation	897,370
74,249	National Instruments Corporation	3,117,716
2,800	NEC Networks & System Integration Corporation	76,254
34,523	New Relic, Inc.[h]	2,121,438
48,095	NIC, Inc.	993,162
25,763	Nice, Ltd. ADR[h]	3,704,719
48,284	Nova Measuring Instruments, Ltd.[h]	1,533,983
24,982	Novanta, Inc.[h]	2,041,529
54,579	NVIDIA Corporation	9,500,567
70,041	Oracle Corporation	3,854,356
16,919	Palo Alto Networks, Inc.[h]	3,448,600
175,465	PayPal Holdings, Inc.[h]	18,176,419
9,674	Plantronics, Inc.	361,034
60,511	Plexus Corporation[h]	3,782,543
15,271	Progress Software Corporation	581,214
50,278	Proofpoint, Inc.[h]	6,488,376
39,325	Q2 Holdings, Inc.[h]	3,101,563
23,407	QAD, Inc.	1,080,935
11,671	QUALCOMM, Inc.	890,264
97,760	Rambus, Inc.[h]	1,283,100
58,737	Rogers Corporation[h]	8,029,935
1,100	Ryoyo Electro Corporation	18,869
234,090	SailPoint Technologies Holdings, Inc.[h]	4,375,142
94,208	Salesforce.com, Inc.[h]	13,984,236
960	Samsung Electronics Company, Ltd. GDR	978,126
19,152	ScanSource, Inc.[h]	585,094
23,910	ServiceNow, Inc.[h]	6,069,553
5,300	Shinko Electric Industries Company, Ltd.	45,485
10,157	Silicon Laboratories, Inc.[h]	1,130,982
86,315	Square, Inc.[h]	5,347,214
12,519	Sykes Enterprises, Inc.[h]	383,582
72,016	Synopsys, Inc.[h]	9,884,196
49,661	TE Connectivity, Ltd.	4,627,412
13,329	Teradata Corporation[h]	413,199
13,422	Teradyne, Inc.	777,268
114,257	Texas Instruments, Inc.	14,766,575
30,486	Tyler Technologies, Inc.[h]	8,002,575
16,383	VeriSign, Inc.[h]	3,090,325
116,270	Virtusa Corporation[h]	4,188,045
189,514	Visa, Inc.	32,598,303
18,506	WEX, Inc.[h]	3,739,507
23,991	Workday, Inc.[h]	4,077,510
24,530	Xilinx, Inc.	2,352,427

	Total	533,356,348

Materials (0.9%)
26,458	Alcoa Corporation[h]	531,012
3,929	Avery Dennison Corporation	446,217
15,182	Balchem Corporation	1,505,903
10,578	Ball Corporation	770,184
11,515	BHP Group, Ltd.	284,542
36,014	Boise Cascade Company	1,173,696
17,257	Celanese Corporation	2,110,359
27,191	CF Industries Holdings, Inc.	1,337,797
6,953	Continental Building Products, Inc.[h]	189,747

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (31.1%)	Value
Materials (0.9%) - continued
26,724	Eastman Chemical Company	$1,973,033
54,101	Ecolab, Inc.	10,714,162
64,672	Ferro Corporation[h]	767,010
57,670	Ferroglobe Representation & Warranty Insurance Trust[c,h]	6
5,492	Granges AB	56,046
981	Hexpol AB	7,530
1,400	Hokuetsu Corporation	7,035
2,170	Innophos Holdings, Inc.	70,438
35,149	Innospec, Inc.	3,133,182
7,500	JSR Corporation	120,756
22,302	Kadant, Inc.	1,957,893
42,709	Kaiser Aluminum Corporation	4,226,910
2,282	Koninklijke DSM NV	274,712
17,832	Kraton Performance Polymers, Inc.[h]	575,795
5,000	Kyoei Steel, Ltd.	94,210
900	Lintec Corporation	17,916
227,059	Louisiana-Pacific Corporation	5,581,110
17,425	Martin Marietta Materials, Inc.	4,776,192
24,787	Materion Corporation	1,520,930
6,419	Minerals Technologies, Inc.	340,785
5,000	Mitsubishi Gas Chemical Company, Inc.	67,250
41,129	Myers Industries, Inc.	725,927
18,162	Neenah, Inc.	1,182,709
700	Nippon Kayaku Company, Ltd.	8,394
20,700	Nippon Steel Corporation	290,055
11,156	Nucor Corporation	567,952
70,776	Nutanix, Inc.[h]	1,857,870
6,008	Olympic Steel, Inc.	86,515
6,824	PH Glatfelter Company	105,021
21,411	PPG Industries, Inc.	2,537,418
21,010	Reliance Steel & Aluminum Company	2,093,857
28,553	Ryerson Holding Corporation[h]	243,557
12,045	Sandfire Resources NL	53,392
500	Sanyo Special Steel Company, Ltd.	6,703
46,309	Schweitzer-Mauduit International, Inc.	1,733,809
17,490	Steel Dynamics, Inc.	521,202
12,959	SunCoke Energy, Inc.[h]	73,089
800	Taiyo Holdings Company, Ltd.	27,044
3,700	Toagosei Company, Ltd.	41,957
22,151	United States Lime & Minerals, Inc.	1,694,552
3,774	UPM-Kymmene Oyj	111,441
14,172	Verso Corporation[h]	175,449
4,147	W. R. Grace & Company	276,854

	Total	59,047,125

Real Estate (1.3%)
5,178	Acadia Realty Trust	147,987
29,748	Agree Realty Corporation	2,176,066
21,053	Alexander & Baldwin, Inc.	516,009
5,145	Alexandria Real Estate Equities, Inc.	792,536
1,777	Allied Properties REIT	71,853
1,770	Alstria Office REIT AG	30,366
960	American Assets Trust, Inc.	44,870
68,299	American Campus Communities, Inc.	3,283,816
44,540	American Tower Corporation	9,849,130
13,761	Apartment Investment & Management Company	717,499
80,300	Apple Hospitality REIT, Inc.	1,331,374
13,505	Ares Commercial Real Estate Corporation	205,681
18,186	Armada Hoffler Properties, Inc.	328,985
13,700	Ascendas REIT	30,940
47,704	Ashford Hospitality Trust, Inc.	157,900

Shares	Common Stock (31.1%)	Value
Real Estate (1.3%) - continued
6,385	BBX Capital Corporation	$29,818
5,392	Bluerock Residential Growth REIT, Inc.	63,464
10,171	Brandywine Realty Trust	154,091
62,491	Brixmor Property Group, Inc.	1,267,942
18,049	Camden Property Trust	2,003,619
1,996	CareTrust REIT, Inc.	46,916
4,075	Castellum AB	87,242
82,218	CBL & Associates Properties, Inc.	106,061
81,579	Cedar Realty Trust, Inc.	244,737
19,403	Chatham Lodging Trust	352,164
2,071	Choice Properties REIT	22,573
13,919	City Office REIT, Inc.	200,294
48	Cofinimmo SA	6,759
1,919	Columbia Property Trust, Inc.	40,587
14,119	CoreCivic, Inc.	243,976
11,629	Corepoint Lodging, Inc.	117,569
29,560	CoreSite Realty Corporation	3,601,886
21,941	Corporate Office Properties Trust	653,403
8,411	CoStar Group, Inc.[h]	4,989,405
91,581	Cousins Properties, Inc.	3,442,530
10,221	CubeSmart	356,713
10,931	CyrusOne, Inc.	864,642
2,100	Daito Trust Construction Company, Ltd.	268,965
411	Deutsche EuroShop AG	11,593
8,948	DiamondRock Hospitality Company	91,717
4,142	Digital Realty Trust, Inc.	537,673
21,483	Douglas Emmett, Inc.	920,117
18,802	Duke Realty Corporation	638,704
2,682	EastGroup Properties, Inc.	335,304
23,728	Empire State Realty Trust, Inc.	338,599
547	Entra ASA[i]	8,579
9,187	EPR Properties	706,113
9,763	Equity Commonwealth	334,383
1,290	Equity Lifestyle Properties, Inc.	172,344
499	Essex Property Trust, Inc.	162,998
15,385	Farmland Partners, Inc.	102,772
793	First Capital Realty, Inc.	13,210
14,481	First Industrial Realty Trust, Inc.	572,868
2,175	Four Corners Property Trust, Inc.	61,509
42,963	Franklin Street Properties Corporation	363,467
24,999	Gaming and Leisure Properties, Inc.	955,962
26,600	GEO Group, Inc.	461,244
7,897	Getty Realty Corporation	253,178
16,036	Gladstone Commercial Corporation	376,846
2,000	Global Net Lease, Inc.	39,000
16	GLP J-Reit	21,220
3,068	Granite REIT	148,554
1,015	H&R REIT	17,720
16,172	Healthcare Realty Trust, Inc.	541,762
25,620	Healthcare Trust of America, Inc.	752,716
27,165	Highwoods Properties, Inc.	1,220,795
59,760	Host Hotels & Resorts, Inc.	1,033,250
1,109	Howard Hughes Corporation[h]	143,726
11,450	Hudson Pacific Properties, Inc.	383,117
29,000	Hysan Development Company, Ltd.	116,946
6,054	Industrial Logistics Properties Trust	128,648
3,837	Investors Real Estate Trust	286,509
22,078	iSTAR Financial, Inc.	288,118
11,821	JBG SMITH Properties	463,501
9,196	Jones Lang LaSalle, Inc.	1,278,796
18,019	Kilroy Realty Corporation	1,403,500
14,192	Kite Realty Group Trust	229,201
7,498	Klepierre SA	254,637

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (31.1%)	Value
Real Estate (1.3%) - continued
12,419	Lamar Advertising Company	$1,017,489
167	LEG Immobilien AG	19,110
12,402	Lexington Realty Trust	127,121
10,511	Liberty Property Trust	539,530
3,472	Life Storage, Inc.	365,984
1,179	LTC Properties, Inc.	60,388
5,112	Mack-Cali Realty Corporation	110,726
13,300	Mapletree Commercial Trust	22,047
9,100	Mapletree Logistics Trust	10,668
42,097	Medical Properties Trust, Inc.	823,417
2,646	Merlin Properties Socimi SA	36,942
4,382	MGM Growth Properties LLC	131,679
78,612	Mirvac Group	162,402
20,831	Monmouth Real Estate Investment Corporation	300,175
3,132	National Health Investors, Inc.	258,045
13,615	National Storage Affiliates Trust	454,333
10,048	Office Properties Income Trust	307,871
17,548	Omega Healthcare Investors, Inc.	733,331
10,770	One Liberty Properties, Inc.	296,498
25,067	Outfront Media, Inc.	696,361
17,140	Paramount Group, Inc.	228,819
20,085	Pebblebrook Hotel Trust	558,765
25,698	Pennsylvania REIT	146,993
96,657	Physicians Realty Trust	1,715,662
6,910	Piedmont Office Realty Trust, Inc.	144,281
19,358	PotlatchDeltic Corporation	795,323
10,164	Preferred Apartment Communities, Inc.	146,870
1,340	PS Business Parks, Inc.	243,813
1,222	PSP Swiss Property AG	155,148
9,489	QTS Realty Trust, Inc.	487,829
2,753	Quebecor, Inc.	62,505
16,920	Rayonier, Inc. REIT	477,144
8,122	RE/MAX Holdings, Inc.	261,204
41,194	Realogy Holdings Corporation[g]	275,176
8,928	Redfin Corporation[g,h]	150,348
4,220	Retail Opportunity Investments Corporation	76,931
44,014	Retail Properties of America, Inc.	542,252
2,276	RioCan REIT	45,319
14,340	RLJ Lodging Trust	243,637
1,994	RMR Group, Inc.	90,687
10,000	Road King Infrastructure, Ltd.	16,892
17,802	RPT Realty	241,217
6,624	Ryman Hospitality Properties	541,909
42,902	Sabra Health Care REIT, Inc.	985,030
2,996	Saul Centers, Inc.	163,312
24,006	SBA Communications Corporation	5,789,047
56,635	Senior Housing Property Trust	524,157
6,494	Seritage Growth Properties	275,930
48,391	Service Properties Trust	1,248,004
6,164	SITE Centers Corporation	93,138
16,427	Spirit Realty Capital, Inc.	786,196
19,653	St. Joe Company[g,h]	336,656
6,651	STAG Industrial, Inc.	196,071
14,817	Store Capital Corporation	554,304
34,445	Summit Hotel Properties, Inc.	399,562
16,320	Sunstone Hotel Investors, Inc.	224,237
527	Swiss Prime Site AG	51,574
3,864	TAG Immobilien AG	88,179
11,347	Tanger Factory Outlet Centers, Inc.	175,652
7,459	Taubman Centers, Inc.	304,551
21,464	Terreno Realty Corporation	1,096,596
12,590	UMH Properties, Inc.	177,267
1,414	Universal Health Realty Income Trust	145,359

Shares	Common Stock (31.1%)	Value
Real Estate (1.3%) - continued
26,173	Urban Edge Properties	$517,964
11,112	Urstadt Biddle Properties, Inc.	263,354
32,469	VICI Properties, Inc.	735,423
50,266	Washington Prime Group, Inc.	208,101
3,108	Washington REIT	85,035
15,495	Weingarten Realty Investors	451,369
3,336	Weyerhaeuser Company	92,407
22,800	Wing Tai Holdings, Ltd.	33,815
6,994	Xenia Hotels & Resorts, Inc.	147,713

	Total	85,294,108

Utilities (0.2%)
17,296	AGL Energy, Ltd.	223,758
12,954	Alliant Energy Corporation	698,609
15,020	Artesian Resources Corporation	555,740
3,840	Chesapeake Utilities Corporation	366,029
10,905	CMS Energy Corporation	697,375
13,436	Consolidated Water Company, Ltd.	221,560
4,144	Contact Energy, Ltd.	22,164
10,479	Enagas SA	242,239
7,265	Entergy Corporation	852,620
49,772	Exelon Corporation	2,404,485
3,170	IDACORP, Inc.	357,164
7,311	Middlesex Water Company	474,923
29,102	New Jersey Resources Corporation	1,315,992
1,420	Northland Power, Inc.	27,246
20,648	NorthWestern Corporation	1,549,632
7,570	Otter Tail Corporation	406,888
48,296	PNM Resources, Inc.	2,515,256
9,205	Public Service Enterprise Group, Inc.	571,446
23,156	Spire, Inc.	2,020,129
8,628	Unitil Corporation	547,360

	Total	16,070,615

	Total Common Stock (cost $1,528,636,060)	2,007,914,291

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Asset-Backed Securities (0.6%)
	Access Group, Inc.
	2.518%, (LIBOR 1M + 0.500%), 2/25/2036, Ser.
177,550	2013-1, Class Ab,i	175,169
	Aimco
	3.618%, (LIBOR 3M + 1.320%), 7/22/2032, Ser.
1,000,000	2019-10A, Class Ab,i	999,892
	Ares CLO, Ltd.
	3.703%, (LIBOR 3M + 1.400%), 10/17/2030, Ser.
1,500,000	2018-28RA, Class A2[b,i]	1,481,179
	Ares XXXIIR CLO, Ltd.
	3.098%, (LIBOR 3M + 0.940%), 5/15/2030, Ser.
750,000	2014-32RA, Class A1Ab,i	739,863
	Benefit Street Partners CLO IV, Ltd.
	4.028%, (LIBOR 3M + 1.750%), 1/20/2029, Ser.
1,000,000	2014-IVA, Class A2RRb,i	999,524
	Betony CLO, Ltd.
	3.346%, (LIBOR 3M + 1.080%), 4/30/2031, Ser.
350,000	2018-1A, Class A1[b,i]	346,811

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Asset-Backed Securities (0.6%) - continued
	Buttermilk Park CLO, Ltd.
$2,575,000	3.703%, (LIBOR 3M + 1.400%), 10/15/2031, Ser. 2018-1A, Class A2[b,i]	$2,542,491
	Carlyle Global Market Strategies CLO, Ltd.
1,675,000	3.753%, (LIBOR 3M + 1.450%), 7/15/2031, Ser. 2014-5A, Class A2RRb,i	1,654,319
	Carvana Auto Receivables Trust
100,000	2.340%, 6/15/2023, Ser. 2019-3A, Class A3[i]	100,040
	CBAM, Ltd.
1,600,000	4.008%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Ab,i	1,601,416
	Colony American Finance Trust
1,737,899	2.835%, 6/15/2052, Ser. 2019-2, Class Ai	1,769,850
	Commonbond Student Loan Trust
473,447	2.518%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,i]	463,548
	Deephaven Residential Mortgage Trust
1,033,060	4.080%, 10/25/2058, Ser. 2018-4A, Class A1[b,i]	1,043,462
	DRB Prime Student Loan Trust
149,391	3.918%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1[b,i]	151,525
	Dryden Senior Loan Fund
1,450,000	3.700%, (LIBOR 3M + 1.400%), 7/18/2030, Ser. 2018-65A, Class A2[b,i]	1,428,156
	Earnest Student Loan Program, LLC
797,897	3.020%, 5/25/2034, Ser. 2016-B, Class A2[i]	798,891
	Edlinc Student Loan Funding Trust
59,449	5.502%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,i	59,511
	Galaxy XX CLO, Ltd.
1,200,000	3.278%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class ARb,i	1,188,136
	Golub Capital Partners, Ltd.
750,000	3.458%, (LIBOR 3M + 1.180%), 1/20/2031, Ser. 2015-22A, Class ARb,i	743,819
1,095,000	3.478%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class ARb,i	1,090,068
	Goodgreen Trust
1,420,865	3.860%, 10/15/2054, Ser. 2019-1A, Class Ai	1,504,748
	Home Partners of America Trust
1,991,279	2.908%, 9/17/2039, Ser. 2019-1, Class Ai	2,023,638
2,000,000	2.703%, 10/19/2039, Ser. 2019-2, Class Ai	2,006,455
	Laurel Road Prime Student Loan Trust
753,777	2.810%, 11/25/2042, Ser. 2017-C, Class A2Bi	763,149

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Asset-Backed Securities (0.6%) - continued
	Lendmark Funding Trust
$600,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Ai	$599,773
	Madison Park Funding XIV, Ltd.
1,100,000	3.678%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,i	1,086,089
	Magnetite XII, Ltd.
1,200,000	3.403%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,i]	1,196,320
	Mountain View CLO, Ltd.
850,000	3.423%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1Rb,i	841,174
	National Collegiate Trust
700,918	2.313%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,i	680,973
	Neuberger Berman CLO XIV, Ltd.
600,000	3.506%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class ARb,i	599,995
	Neuberger Berman CLO, Ltd.
260,000	3.458%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,i	259,698
	Octagon Investment Partners XVI, Ltd.
250,000	3.703%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,i	245,469
	OZLM VIII, Ltd.
385,000	3.473%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,i	384,598
	Palmer Square Loan Funding, Ltd.
1,792,799	3.128%, (LIBOR 3M + 0.850%), 1/20/2027, Ser. 2018-5A, Class A1[b,i]	1,791,264
850,000	3.928%, (LIBOR 3M + 1.650%), 4/20/2027, Ser. 2019-1A, Class A2[b,i]	849,985
	PPM CLO 3, Ltd.
750,000	3.874%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2019-3A, Class Ab,i	749,990
	Progress Residential Trust
2,000,000	3.422%, 8/17/2035, Ser. 2019-SFR1, Class Ai	2,057,075
	Race Point IX CLO, Ltd.
900,000	3.513%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,i	899,990
	Saxon Asset Securities Trust
430,017	4.117%, 8/25/2035, Ser. 2004-2, Class MF2	425,635
	Shackleton CLO, Ltd.
800,000	3.473%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,i]	796,120
	SLM Student Loan Trust
125,815	2.538%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[b]	125,947

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Asset-Backed Securities (0.6%) - continued
	SoFi Professional Loan Program, LLC
$140,939	2.420%, 3/25/2030, Ser. 2015-A, Class A2[i]	$140,945
	TCW GEM II, Ltd.
1,250,000	3.908%, (LIBOR 3M + 1.750%), 2/15/2029, Ser. 2019-1A, Class AJb,i	1,250,454
	U.S. Small Business Administration
163,226	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	166,548

	Total	40,823,702

Basic Materials (0.2%)
	Anglo American Capital plc
13,000	4.125%, 9/27/2022[i]	13,541
470,000	4.875%, 5/14/2025[i]	510,521
	ArcelorMittal SA
263,000	6.125%, 6/1/2025	295,983
	CF Industries, Inc.
815,000	3.450%, 6/1/2023	827,225
	Dow Chemical Company
350,000	4.800%, 11/30/2028[i]	395,476
	DowDuPont, Inc.
700,000	4.493%, 11/15/2025	773,230
	First Quantum Minerals, Ltd.
800,000	7.500%, 4/1/2025[i]	788,000
	Glencore Funding, LLC
224,000	4.125%, 5/30/2023[i]	234,771
300,000	4.000%, 3/27/2027[i]	308,422
	International Paper Company
600,000	4.350%, 8/15/2048	622,732
	Kinross Gold Corporation
7,000	5.125%, 9/1/2021	7,262
218,000	5.950%, 3/15/2024	242,645
635,000	4.500%, 7/15/2027	665,944
	Novelis Corporation
815,000	5.875%, 9/30/2026[i]	854,731
	Olin Corporation
895,000	5.125%, 9/15/2027	915,137
	Peabody Securities Finance Corporation
775,000	6.375%, 3/31/2025[i]	765,801
	Sherwin-Williams Company
540,000	3.125%, 6/1/2024	557,837
	Syngenta Finance NV
525,000	3.933%, 4/23/2021[i]	534,601
	Teck Resources, Ltd.
839,000	6.125%, 10/1/2035	950,691
	Tronox Finance plc
450,000	5.750%, 10/1/2025[i]	425,588
	Vale Overseas, Ltd.
62,000	4.375%, 1/11/2022	64,015
340,000	6.250%, 8/10/2026	391,850
168,000	6.875%, 11/21/2036	212,856
	Westlake Chemical Corporation
448,000	3.600%, 8/15/2026	462,647
	WestRock Company
470,000	3.750%, 3/15/2025	494,812
	Weyerhaeuser Company
700,000	4.000%, 11/15/2029	761,067
	Xstrata Finance Canada, Ltd.
10,000	4.950%, 11/15/2021[i]	10,460

	Total	13,087,845

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Capital Goods (0.3%)
	AECOM
$320,000	5.875%, 10/15/2024	$347,840
530,000	5.125%, 3/15/2027	556,500
	Amsted Industries, Inc.
555,000	5.625%, 7/1/2027[i]	585,525
	Ardagh Packaging Finance plc
760,000	6.000%, 2/15/2025[i]	794,656
	Boeing Company
400,000	3.850%, 11/1/2048	435,750
	Bombardier, Inc.
1,155,000	7.500%, 3/15/2025[i]	1,153,556
	Building Materials Corporation of America
710,000	6.000%, 10/15/2025[i]	744,407
	Cemex SAB de CV
55,000	5.700%, 1/11/2025[i]	56,579
730,000	6.125%, 5/5/2025[i]	759,200
	Cintas Corporation No. 2
10,000	2.900%, 4/1/2022	10,219
345,000	3.700%, 4/1/2027	376,261
	CNH Industrial Capital, LLC
480,000	4.875%, 4/1/2021	496,886
	CNH Industrial NV
300,000	3.850%, 11/15/2027	309,217
	Covanta Holding Corporation
390,000	6.000%, 1/1/2027	410,475
	Crown Americas Capital Corporation IV
720,000	4.500%, 1/15/2023	756,000
	H&E Equipment Services, Inc.
620,000	5.625%, 9/1/2025	638,228
	Ingersoll-Rand Luxembourg Finance SA
650,000	3.500%, 3/21/2026	677,042
	L3Harris Technologies, Inc.
705,000	3.950%, 5/28/2024[i]	748,204
	Lockheed Martin Corporation
480,000	3.600%, 3/1/2035	517,751
448,000	4.500%, 5/15/2036	536,693
120,000	6.150%, 9/1/2036	166,118
	Northrop Grumman Corporation
820,000	3.850%, 4/15/2045	903,699
	Owens-Brockway Glass Container, Inc.
960,000	5.000%, 1/15/2022[i]	990,192
	Republic Services, Inc.
335,000	2.900%, 7/1/2026	344,738
	Reynolds Group Issuer, Inc.
820,000	5.125%, 7/15/2023[i]	839,475
	Rockwell Collins, Inc.
720,000	2.800%, 3/15/2022	731,863
	Roper Technologies, Inc.
336,000	2.800%, 12/15/2021	341,381
185,000	3.650%, 9/15/2023	194,222
240,000	4.200%, 9/15/2028	263,954
	Siemens Financieringsmaatschappij NV
932,000	4.200%, 3/16/2047[i]	1,082,108
	Textron, Inc.
720,000	3.375%, 3/1/2028	740,714
	United Rentals North America, Inc.
735,000	5.500%, 7/15/2025	764,767
	United Technologies Corporation
750,000	4.450%, 11/16/2038	892,947
600,000	3.750%, 11/1/2046	658,909

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Capital Goods (0.3%) - continued
$600,000	4.050%, 5/4/2047	$690,975

	Total	20,517,051

Collateralized Mortgage Obligations (0.6%)
	Ajax Mortgage Loan Trust
1,472,694	4.360%, 9/25/2065, Ser. 2018-C, Class Ab,i	1,489,733
	Angel Oak Mortgage Trust I, LLC
125,721	3.500%, 7/25/2046, Ser. 2016-1, Class A1[i]	126,456
1,030,038	3.628%, 3/25/2049, Ser. 2019-2, Class A1[b,i]	1,044,431
	Banc of America Alternative Loan Trust
28,131	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	27,120
	Bayview Koitere Fund Trust
669,687	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Ab,i	688,503
	Bellemeade Re, Ltd.
1,400,000	3.118%, (LIBOR 1M + 1.100%), 7/25/2029, Ser. 2019-3A, Class M1Ab,i	1,400,597
	BRAVO Residential Funding Trust
364,562	3.500%, 3/25/2058, Ser. 2019-1, Class A1Ci	371,614
	Citicorp Mortgage Securities, Inc.
1,385,152	6.000%, 7/25/2037, Ser. 2007-6, Class 1A4	1,364,316
	Citigroup Mortgage Loan Trust, Inc.
218,825	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	223,157
14,986	5.025%, 3/25/2037, Ser. 2007-AR4, Class 2A1Ab	12,911
	COLT Funding, LLC
334,272	3.470%, 7/27/2048, Ser. 2018-2, Class A1[b,i]	335,412
	Countrywide Alternative Loan Trust
270,793	3.666%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	250,449
298,496	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	181,048
137,743	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	137,422
753,135	7.000%, 10/25/2037, Ser. 2007-24, Class A10	457,080
	Countrywide Home Loans, Inc.
257,535	5.750%, 4/25/2037, Ser. 2007-3, Class A27	210,680
	Credit Suisse First Boston Mortgage Securities Corporation
20,724	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	21,130
	Credit Suisse Mortgage Trust
1,788,609	3.850%, 9/25/2057, Ser. 2018-RPL9, Class A1[b,i]	1,856,267
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
154,979	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	140,229
	Ellington Financial Mortgage Trust
1,111,617	4.140%, 10/25/2058, Ser. 2018-1, Class A1FXb,i	1,125,606

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Collateralized Mortgage Obligations (0.6%) - continued
	Federal Home Loan Mortgage Corporation
$1,099,436	4.000%, 7/15/2031, Ser. 4104, Class KIj	$73,979
	Federal Home Loan Mortgage Corporation - REMIC
6,250,000	3.859%, 11/25/2028, Ser. K086, Class A2[b,k]	7,066,514
787,068	3.000%, 2/15/2033, Ser. 4170, Class IGj	82,155
1,746,541	3.000%, 3/15/2033, Ser. 4180, Class PIj	177,696
	Federal National Mortgage Association - REMIC
2,971,384	3.000%, 12/25/2027, Ser. 2012-137, Class AIj	215,593
	Galton Funding Mortgage Trust 2017-1
1,299,283	4.500%, 10/25/2058, Ser. 2018-2, Class A41[b,i]	1,329,360
	GS Mortgage-Backed Securities Trust
1,836,391	2.625%, 1/25/2059, Ser. 2019-SL1, Class A1[b,i]	1,824,514
	J.P. Morgan Alternative Loan Trust
90,582	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	75,791
	MASTR Alternative Loans Trust
481,914	2.468%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	162,525
	Merrill Lynch Alternative Note Asset Trust
195,106	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	144,678
	Preston Ridge Partners Mortgage Trust, LLC
1,090,629	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[i,l]	1,098,336
	Pretium Mortgage Credit Partners, LLC
546,806	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[i,l]	551,341
	RCO Mortgage, LLC
1,560,010	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[b,i]	1,591,065
	Renaissance Home Equity Loan Trust
1,130,769	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[l]	595,456
	Residential Accredit Loans, Inc. Trust
480,775	6.000%, 8/25/2035, Ser. 2005-QS10, Class 2A	484,184
36,554	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	36,276
	Residential Funding Mortgage Security I Trust
121,911	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	119,841
	Sequoia Mortgage Trust
375,363	3.402%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	305,848
	Structured Adjustable Rate Mortgage Loan Trust
48,688	4.256%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	43,074

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Collateralized Mortgage Obligations (0.6%) - continued
	Structured Asset Mortgage Investments, Inc.
$68,642	2.328%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	$68,970
	Toorak Mortgage Corporation
550,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[i,l]	558,840
4,000,000	3.721%, 9/25/2022, Ser. 2019-2, Class A1[l]	4,007,082
	Verus Securitization Trust
350,079	2.853%, 1/25/2047, Ser. 2017-1A, Class A1[b,i]	349,563
500,569	2.485%, 7/25/2047, Ser. 2017-2A, Class A1[b,i]	497,828
326,250	3.836%, 2/25/2059, Ser. 2019-1, Class A1[b,i]	329,844
223,647	3.211%, 4/25/2059, Ser. 2019-2, Class A1[b,i]	224,872
447,294	3.345%, 4/25/2059, Ser. 2019-2, Class A2[b,i]	449,814
1,610,355	2.913%, 7/25/2059, Ser. 2019-INV2, Class A1[b,i]	1,614,662
	WaMu Mortgage Pass Through Certificates
100,128	3.811%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	96,478
243,145	3.909%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	238,880
64,890	3.186%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	62,985
	Wells Fargo Mortgage Backed Securities Trust
18,888	5.005%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	19,408
	Total	35,961,613

Commercial Mortgage-Backed Securities (0.7%)
	Benchmark 2019-B13 Mortgage Trust
1,750,000	2.952%, 8/15/2057, Ser. 2019-B13, Class A4[e]	1,815,294
	CSAIL Commercial Mortgage Trust
1,900,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	2,013,815
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
550,000	3.422%, 2/25/2052, Ser. K090, Class A2[k]	605,682
4,225,000	3.780%, 10/25/2028, Ser. K084, Class A2[b,k]	4,745,345
4,400,000	3.505%, 3/25/2029, Ser. K091, Class A2[k]	4,877,343
603,002	3.000%, 3/15/2045, Ser. 4741, Class GA	620,024
	Federal National Mortgage Association
3,645,000	3.410%, 5/1/2028	3,884,436
2,000,000	3.640%, 6/1/2028	2,153,116
2,059,595	3.730%, 6/1/2028	2,219,533
850,000	3.710%, 7/1/2028	914,429

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Commercial Mortgage-Backed Securities (0.7%) - continued
	Federal National Mortgage Association - ACES
$1,200,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2[b]	$1,223,691
1,375,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	1,443,176
2,250,000	3.555%, 9/25/2028, Ser. 2019-M1, Class A2[b]	2,487,397
3,250,000	3.639%, 8/25/2030, Ser. 2018-M12, Class A2[b]	3,636,744
	Federal National Mortgage Association Grantor Trust
2,395,909	2.898%, 6/25/2027, Ser. 2017-T1, Class Ak	2,505,768
	GS Mortgage Securities Trust
1,141,073	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	1,206,606
2,450,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	2,609,102
975,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	1,027,357
	UBS Commercial Mortgage Trust
1,350,000	2.921%, 9/15/2052, Ser. 2019-C17, Class A4[e]	1,389,558
2,000,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	2,267,968
	Total	43,646,384

Communications Services (0.6%)
	AMC Networks, Inc.
620,000	5.000%, 4/1/2024	638,600
	American Tower Corporation
10,000	2.800%,6/1/2020	10,038
	AT&T, Inc.
750,000	4.350%, 3/1/2029	828,850
281,000	4.300%, 2/15/2030	309,256
480,000	5.250%, 3/1/2037	565,169
700,000	4.900%, 8/15/2037	795,360
336,000	6.350%, 3/15/2040	427,000
355,000	5.550%, 8/15/2041	423,749
275,000	4.750%, 5/15/2046	305,157
580,000	5.450%, 3/1/2047	700,734
	British Sky Broadcasting Group plc
455,000	3.125%, 11/26/2022[i]	469,777
	British Telecommunications plc
700,000	4.500%, 12/4/2023	752,898
	CCO Holdings, LLC
900,000	5.875%, 4/1/2024[i]	939,114
600,000	5.500%, 5/1/2026[i]	628,440
380,000	5.125%, 5/1/2027[i]	396,625
	CCOH Safari, LLC
30,000	5.750%, 2/15/2026[i]	31,650
	Charter Communications Operating, LLC
217,000	6.834%, 10/23/2055	274,355
300,000	4.500%, 2/1/2024	322,328
595,000	4.200%, 3/15/2028	626,383
1,410,000	6.484%, 10/23/2045	1,718,079
	Comcast Corporation
625,000	4.950%, 10/15/2058	801,853
370,000	4.049%, 11/1/2052	411,736
14,000	1.625%, 1/15/2022	13,946
360,000	2.750%, 3/1/2023	368,799
420,000	3.950%, 10/15/2025	457,295

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Communications Services (0.6%) - continued
$725,000	4.250%, 10/15/2030	$825,201
960,000	4.400%, 8/15/2035	1,120,533
490,000	4.750%, 3/1/2044	598,640
250,000	4.600%, 8/15/2045	300,679
	Cox Communications, Inc.
600,000	3.350%, 9/15/2026[i]	619,837
240,000	4.600%, 8/15/2047[i]	263,560
	Crown Castle International Corporation
526,000	3.400%, 2/15/2021	533,199
336,000	5.250%, 1/15/2023	366,609
480,000	3.200%, 9/1/2024	494,665
	CSC Holdings, LLC
220,000	5.500%, 5/15/2026[i]	231,528
	Discovery Communications, LLC
600,000	4.900%, 3/11/2026	666,788
	Embarq Corporation
400,000	7.995%, 6/1/2036	395,376
	Frontier Communications Corporation
200,000	8.000%, 4/1/2027[i]	210,938
	Gray Television, Inc.
735,000	5.875%, 7/15/2026[i]	764,400
	Level 3 Communications, Inc.
920,000	5.375%, 1/15/2024	938,262
	Level 3 Financing, Inc.
335,000	5.375%, 5/1/2025	347,144
30,000	5.250%, 3/15/2026	31,195
	Moody’s Corporation
315,000	2.750%, 12/15/2021	319,158
	Neptune Finco Corporation
798,000	10.875%, 10/15/2025[i]	903,695
	Netflix, Inc.
875,000	4.875%, 4/15/2028	890,269
	Nexstar Escrow Corporation
610,000	5.625%, 8/1/2024[i]	634,918
	Omnicom Group, Inc.
224,000	3.600%, 4/15/2026	236,169
	Sirius XM Radio, Inc.
780,000	5.000%, 8/1/2027[i]	804,531
	Sprint Communications, Inc.
615,000	6.000%, 11/15/2022	653,438
	Sprint Corporation
695,000	7.625%, 2/15/2025	764,500
	Telefonica Emisiones SAU
525,000	4.570%, 4/27/2023	565,916
	Time Warner Entertainment Company, LP
459,000	8.375%, 3/15/2023	543,474
	T-Mobile USA, Inc.
1,180,000	4.500%, 2/1/2026	1,214,574
	Verizon Communications, Inc.
1,008,000	5.150%, 9/15/2023	1,127,346
874,000	3.376%, 2/15/2025	923,097
245,000	3.258%, (LIBOR 3M + 1.100%), 5/15/2025[b]	248,787
319,000	4.272%, 1/15/2036	359,272
960,000	4.862%, 8/21/2046	1,173,806
198,000	4.522%, 9/15/2048	233,816
	Viacom, Inc.
249,000	4.250%, 9/1/2023	264,067
480,000	6.875%, 4/30/2036	616,210
336,000	5.850%, 9/1/2043	413,231
	Virgin Media Secured Finance plc
775,000	5.250%, 1/15/2026[i]	796,313

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Communications Services (0.6%) - continued
	Vodafone Group plc
$800,000	4.875%, 6/19/2049	$891,348
	Walt Disney Company
900,000	6.400%, 12/15/2035[i]	1,298,075
	Total	37,801,755

Consumer Cyclical (0.5%)
	Allison Transmission, Inc.
785,000	5.000%, 10/1/2024[i]	802,172
	Amazon.com, Inc.
600,000	3.875%, 8/22/2037	689,381
360,000	4.050%, 8/22/2047	433,309
	American Honda Finance Corporation
520,000	2.000%, 2/14/2020	519,950
800,000	2.150%, 9/10/2024	795,597
	Brookfield Property REIT, Inc.
390,000	5.750%, 5/15/2026[i]	407,550
	Brookfield Residential Properties, Inc.
810,000	6.250%, 9/15/2027[i]	814,050
	Cinemark USA, Inc.
961,000	4.875%, 6/1/2023	974,214
	D.R. Horton, Inc.
534,000	2.550%, 12/1/2020	535,568
	Daimler Finance North America, LLC
350,000	2.886%,(LIBOR 3M + 0.620%), 10/30/2019[b,i]	350,213
425,000	2.837%,(LIBOR 3M + 0.550%), 5/4/2021[b,i]	424,767
	Ford Motor Credit Company, LLC
14,000	2.597%, 11/4/2019	13,999
168,000	3.200%, 1/15/2021	168,220
10,000	3.336%, 3/18/2021	10,046
775,000	5.596%, 1/7/2022	814,258
170,000	3.374%, (LIBOR 3M + 1.270%), 3/28/2022[b]	167,671
650,000	2.979%, 8/3/2022	643,582
	General Motors Company
625,000	3.034%,(LIBOR 3M + 0.900%), 9/10/2021[b]	624,419
825,000	5.000%, 10/1/2028	877,066
	General Motors Financial Company, Inc.
10,000	2.650%, 4/13/2020	10,013
224,000	4.200%, 3/1/2021	228,826
515,000	3.161%, (LIBOR 3M + 0.850%), 4/9/2021[b]	514,680
10,000	4.375%, 9/25/2021	10,331
531,000	3.150%, 6/30/2022	537,145
224,000	3.950%, 4/13/2024	230,507
385,000	4.300%, 7/13/2025	400,605
	Hanesbrands, Inc.
580,000	4.875%, 5/15/2026[i]	612,770
	Hilton Domestic Operating Company, Inc.
770,000	4.875%, 1/15/2030[i]	813,004
	Home Depot, Inc.
10,000	2.625%, 6/1/2022	10,232
575,000	5.400%, 9/15/2040	765,553
336,000	4.250%, 4/1/2046	402,005
590,000	3.900%, 6/15/2047	675,957
	Hyundai Capital America
1,200,000	3.000%, 6/20/2022[i]	1,209,118

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value

Consumer Cyclical (0.5%) - continued
	L Brands, Inc.
$380,000	5.625%, 2/15/2022	$400,425
389,000	6.694%, 1/15/2027	382,193
	Landry’s, Inc.
695,000	6.750%, 10/15/2024[i]	712,375
	Lear Corporation
485,000	5.250%, 1/15/2025	500,985
	Lennar Corporation
9,000	2.950%, 11/29/2020	8,988
350,000	4.125%, 1/15/2022	358,313
50,000	4.750%, 11/15/2022	52,625
1,000,000	4.875%, 12/15/2023	1,062,500
	Live Nation Entertainment, Inc.
200,000	5.375%, 6/15/2022[i]	202,500
380,000	4.875%, 11/1/2024[i]	393,694
405,000	5.625%, 3/15/2026[i]	430,819
	Macy’s Retail Holdings, Inc.
720,000	2.875%, 2/15/2023	710,889
	Mastercard, Inc.
700,000	3.950%, 2/26/2048	828,495
	Mattamy Group Corporation
620,000	6.500%, 10/1/2025[i]	651,000
	McDonald’s Corporation
335,000	2.750%, 12/9/2020	337,657
575,000	4.450%, 3/1/2047	660,670
	MGM Resorts International
795,000	6.000%, 3/15/2023	875,852
30,000	5.750%, 6/15/2025	33,038
	Navistar International Corporation
825,000	6.625%, 11/1/2025[i]	837,375
	New Red Finance, Inc.
785,000	4.250%, 5/15/2024[i]	807,537
	Prime Security Services Borrower, LLC
790,000	5.750%, 4/15/2026[i]	822,627
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	10,063
	Scientific Games International, Inc.
380,000	5.000%, 10/15/2025[i]	392,084
	ServiceMaster Company, LLC
790,000	5.125%, 11/15/2024[i]	819,625
	Six Flags Entertainment Corporation
760,000	4.875%, 7/31/2024[i]	786,600
	Viking Cruises, Ltd.
550,000	5.875%, 9/15/2027[i]	582,780
	Visa, Inc.
10,000	2.200%, 12/14/2020	10,038
	Volkswagen Group of America Finance, LLC
860,000	4.250%, 11/13/2023[i]	916,333
575,000	4.750%, 11/13/2028[i]	639,806
	Walmart, Inc.
600,000	3.250%, 7/8/2029	648,469
	Yum! Brands, Inc.
635,000	5.000%, 6/1/2024[i]	658,812
200,000	4.750%, 1/15/2030[i]	206,250

	Total	33,228,195

Consumer Non-Cyclical (0.8%)
	Abbott Laboratories
610,000	2.900%, 11/30/2021	621,004
204,000	3.400%, 11/30/2023	214,457
941,000	4.750%, 11/30/2036	1,156,487
	AbbVie, Inc.
809,000	2.500%, 5/14/2020	810,845

Principal Amount	Long-Term Fixed Income (17.7%)	Value

Consumer Non-Cyclical (0.8%) - continued
$7,000	2.900%, 11/6/2022	$7,134
540,000	3.600%, 5/14/2025	561,526
240,000	4.700%, 5/14/2045	256,403
	Albertson’s Companies, LLC
40,000	6.625%, 6/15/2024	41,900
750,000	7.500%, 3/15/2026[i]	834,375
	Allergan, Inc.
700,000	2.800%, 3/15/2023	706,490
	Altria Group, Inc.
400,000	4.400%, 2/14/2026	427,597
1,575,000	5.800%, 2/14/2039	1,826,366
	Amgen, Inc.
708,000	2.200%, 5/11/2020	707,808
300,000	3.125%, 5/1/2025	311,941
	Anheuser-Busch Companies, LLC
1,034,000	3.650%, 2/1/2026	1,107,904
896,000	4.700%, 2/1/2036	1,036,261
	Anheuser-Busch InBev Finance, Inc.
6,000	3.300%, 2/1/2023	6,237
	Anheuser-Busch InBev Worldwide, Inc.
1,150,000	4.750%, 4/15/2058	1,339,067
575,000	4.375%, 4/15/2038	643,885
75,000	4.600%, 4/15/2048	86,456
	Anthem, Inc.
590,000	4.625%, 5/15/2042	653,923
	B&G Foods, Inc.
270,000	5.250%, 9/15/2027	276,102
	BAT Capital Corporation
360,000	3.222%, 8/15/2024	364,351
480,000	4.540%, 8/15/2047	460,834
	Baxalta, Inc.
246,000	4.000%, 6/23/2025	265,175
	Bayer U.S. Finance II, LLC
580,000	4.250%, 12/15/2025[i]	619,220
	Becton, Dickinson and Company
516,000	3.734%, 12/15/2024	546,049
750,000	3.700%, 6/6/2027	794,622
354,000	4.669%, 6/6/2047	418,342
	Boston Scientific Corporation
425,000	4.000%, 3/1/2028	465,991
336,000	7.375%, 1/15/2040	511,213
	Bunge, Ltd. Finance Corporation
190,000	3.500%, 11/24/2020	192,051
	Cargill, Inc.
800,000	3.250%, 5/23/2029[i]	856,134
	Celgene Corporation
945,000	2.875%, 8/15/2020	950,196
	Centene Corporation
780,000	4.750%, 1/15/2025	800,670
	Cigna Corporation
120,000	3.193%, (LIBOR 3M + 0.890%), 7/15/2023[b]	120,271
480,000	4.125%, 11/15/2025	516,858
525,000	3.050%, 10/15/2027	534,316
590,000	4.800%, 8/15/2038	662,931
	Clorox Company
720,000	3.100%, 10/1/2027	751,160
	Conagra Brands, Inc.
385,000	3.800%, 10/22/2021	397,309
455,000	4.300%, 5/1/2024	488,261
	Constellation Brands, Inc.
470,000	3.600%, 2/15/2028	496,326
	CVS Health Corporation
7,000	2.750%, 12/1/2022	7,086

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value

Consumer Non-Cyclical (0.8%) - continued
$236,000	3.700%, 3/9/2023	$245,635
110,000	4.000%, 12/5/2023	116,248
580,000	4.100%, 3/25/2025	619,321
1,440,000	4.875%, 7/20/2035	1,610,372
690,000	4.780%, 3/25/2038	760,657
155,000	5.050%, 3/25/2048	176,271
	EMD Finance, LLC
280,000	2.950%, 3/19/2022[i]	283,340
	Energizer Holdings, Inc.
820,000	5.500%, 6/15/2025[i]	848,971
	Express Scripts Holding Company
7,000	4.750%, 11/15/2021	7,356
740,000	4.800%, 7/15/2046	828,922
	HCA, Inc.
1,120,000	5.375%, 2/1/2025	1,223,600
	Imperial Brands Finance plc
825,000	3.875%, 7/26/2029[i]	831,577
	Imperial Tobacco Finance plc
80,000	2.950%, 7/21/2020[i]	80,290
	JBS USA Lux SA
810,000	5.500%, 1/15/2030[i]	858,584
	JBS USA, LLC
795,000	5.750%, 6/15/2025[i]	828,247
	Keurig Dr Pepper, Inc.
470,000	3.551%, 5/25/2021	480,390
	Kimberly-Clark Corporation
600,000	3.900%, 5/4/2047	688,463
	Kraft Foods Group, Inc.
448,000	5.000%, 6/4/2042	462,133
	Kraft Heinz Foods Company
750,000	3.375%, 6/15/2021	759,706
900,000	4.875%, 10/1/2049[i]	908,311
	Kroger Company
300,000	2.800%, 8/1/2022	305,264
	Medtronic, Inc.
1,231,000	4.375%, 3/15/2035	1,482,132
35,000	4.625%, 3/15/2045	44,920
	Merck & Company, Inc.
88,000	3.700%, 2/10/2045	99,629
	Mondelez International Holdings Netherlands BV
515,000	2.000%, 10/28/2021[i]	513,970
	Mylan, Inc.
120,000	3.125%, 1/15/2023[i]	121,249
	Nestle Holdings, Inc.
750,000	3.900%, 9/24/2038[i]	866,938
	Par Pharmaceutical, Inc.
390,000	7.500%, 4/1/2027[i]	354,900
	Pernod Ricard SA
5,000	5.750%, 4/7/2021[i]	5,261
	Perrigo Finance Unlimited Company
160,000	4.900%, 12/15/2044	149,839
	Post Holdings, Inc.
390,000	5.500%, 3/1/2025[i]	408,525
	Reynolds American, Inc.
672,000	5.700%, 8/15/2035	750,380
	Roche Holdings, Inc.
336,000	4.000%, 11/28/2044[i]	400,719
	Shire Acquisitions Investments Ireland Designated Activity Company
702,000	2.400%, 9/23/2021	705,255
	Simmons Foods, Inc.
810,000	5.750%, 11/1/2024[i]	789,750

Principal Amount	Long-Term Fixed Income (17.7%)	Value

Consumer Non-Cyclical (0.8%) - continued
	Smithfield Foods, Inc.
$566,000	2.700%, 1/31/2020[i]	$565,667
350,000	2.650%, 10/3/2021[i]	346,636
	Spectrum Brands, Inc.
650,000	5.750%, 7/15/2025	678,268
	Tenet Healthcare Corporation
210,000	4.625%, 7/15/2024	215,823
570,000	5.125%, 11/1/2027[i]	589,009
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.200%, 7/21/2021	9,138
	Tyson Foods, Inc.
236,000	3.550%, 6/2/2027	250,120
	UnitedHealth Group, Inc.
600,000	2.950%, 10/15/2027	619,495
1,010,000	4.625%, 7/15/2035	1,224,127
	Valeant Pharmaceuticals International, Inc.
380,000	5.875%, 5/15/2023[i]	384,750
	VRX Escrow Corporation
1,535,000	6.125%, 4/15/2025[i]	1,592,563
	Zimmer Biomet Holdings, Inc.
650,000	3.550%, 4/1/2025	682,518
	Zoetis, Inc.
9,000	3.450%, 11/13/2020	9,116
768,000	4.700%, 2/1/2043	921,463

	Total	52,559,352

Energy (0.6%)
	Alliance Resource Operating Partners, LP
765,000	7.500%, 5/1/2025[i]	755,437
	Antero Resources Corporation
275,000	5.125%, 12/1/2022	241,312
500,000	5.625%, 6/1/2023[g]	432,500
	BP Capital Markets America, Inc.
120,000	3.119%, 5/4/2026	125,266
	BP Capital Markets plc
7,000	2.315%, 2/13/2020	7,007
335,000	3.535%, 11/4/2024	355,717
840,000	3.279%, 9/19/2027	884,288
	Canadian Natural Resources, Ltd.
585,000	3.450%, 11/15/2021	597,073
	Canadian Oil Sands, Ltd.
315,000	9.400%, 9/1/2021[i]	351,637
	Cenovus Energy, Inc.
600,000	5.400%, 6/15/2047	675,904
	Cheniere Corpus Christi Holdings, LLC
715,000	7.000%, 6/30/2024	821,356
685,000	5.875%, 3/31/2025	762,062
	Cheniere Energy Partners, LP
995,000	5.625%, 10/1/2026	1,055,844
	Chesapeake Energy Corporation
810,000	7.000%, 10/1/2024	581,175
	ConocoPhillips
590,000	6.500%, 2/1/2039	853,753
	Continental Resources, Inc.
331,000	5.000%, 9/15/2022	333,916
600,000	4.375%, 1/15/2028	619,959
	Diamondback Energy, Inc.
480,000	4.750%, 11/1/2024	491,400
300,000	5.375%, 5/31/2025	313,068

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value

Energy (0.6%) - continued
	El Paso Pipeline Partners Operating Company, LLC
$355,000	4.300%, 5/1/2024	$379,688
	Enbridge Energy Partners, LP
595,000	5.875%, 10/15/2025	693,137
	Enbridge, Inc.
400,000	2.900%, 7/15/2022	407,593
	Energy Transfer Operating, LP
200,000	4.200%, 9/15/2023	210,410
600,000	6.000%, 6/15/2048	709,288
	Energy Transfer Partners, LP
265,000	4.900%, 3/15/2035	273,740
250,000	5.150%, 2/1/2043	259,842
	Eni SPA
625,000	4.000%, 9/12/2023[i]	661,695
	EnLink Midstream Partners, LP
225,000	4.150%, 6/1/2025	208,688
968,000	4.850%, 7/15/2026	919,600
	Enterprise Products Operating, LLC
172,000	5.100%, 2/15/2045	202,622
	EQM Midstream Partners LP
590,000	4.750%, 7/15/2023	592,222
	EQT Corporation
250,000	4.875%, 11/15/2021	256,453
	Hess Corporation
900,000	3.500%, 7/15/2024	918,572
	Kinder Morgan Energy Partners, LP
340,000	3.500%, 3/1/2021	345,132
14,000	3.450%, 2/15/2023	14,439
585,000	6.500%, 9/1/2039	740,569
	Kinder Morgan, Inc.
530,000	6.500%, 9/15/2020	550,814
	Magellan Midstream Partners, LP
315,000	5.000%, 3/1/2026	353,648
	Marathon Oil Corporation
342,000	2.700%, 6/1/2020	342,669
830,000	6.600%, 10/1/2037	1,033,023
	Marathon Petroleum Corporation
708,000	4.750%, 12/15/2023	768,393
230,000	6.500%, 3/1/2041	286,418
	MPLX, LP
10,000	4.500%, 7/15/2023	10,654
650,000	4.875%, 12/1/2024	713,602
708,000	4.875%, 6/1/2025	778,964
	Nabors Industries, Inc.
410,000	5.750%, 2/1/2025	303,400
	Newfield Exploration Company
800,000	5.625%, 7/1/2024	882,602
	Noble Energy, Inc.
1,000,000	5.050%, 11/15/2044	1,091,493
	Occidental Petroleum Corporation
566,000	4.850%, 3/15/2021	585,227
360,000	3.200%, 8/15/2026	362,663
	Parsley Energy, LLC
650,000	5.625%, 10/15/2027[i]	671,125
	Petrobras Global Finance BV
385,000	5.093%, 1/15/2030[i]	401,613
	Phillips 66
480,000	3.900%, 3/15/2028	517,559
	Pioneer Natural Resources Company
225,000	4.450%, 1/15/2026	246,529
	Plains All American Pipeline, LP
550,000	5.000%, 2/1/2021	564,228
	Precision Drilling Corporation
370,000	7.125%, 1/15/2026[i]	342,250

Principal Amount	Long-Term Fixed Income (17.7%)	Value

Energy (0.6%) - continued
	Regency Energy Partners, LP
$448,000	5.875%, 3/1/2022	$479,243
	Sabine Pass Liquefaction, LLC
351,000	6.250%, 3/15/2022	378,202
426,000	5.625%, 4/15/2023	462,914
480,000	5.750%, 5/15/2024	535,065
	Schlumberger Holdings Corporation
580,000	4.000%, 12/21/2025[i]	618,452
	Southwestern Energy Company
785,000	7.500%, 4/1/2026	682,950
	Suncor Energy, Inc.
270,000	3.600%, 12/1/2024	284,660
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	10,272
	Sunoco, LP
290,000	5.500%, 2/15/2026	302,664
435,000	5.875%, 3/15/2028	461,644
	Tallgrass Energy Partners, LP
1,140,000	5.500%, 1/15/2028[i]	1,114,236
	Transocean, Inc.
750,000	7.250%, 11/1/2025[i]	660,938
	W&T Offshore, Inc.
395,000	9.750%, 11/1/2023[i]	377,075
	Western Gas Partners, LP
472,000	4.000%, 7/1/2022	477,719
	Williams Companies, Inc.
600,000	7.500%, 1/15/2031	789,057
	Williams Partners, LP
294,000	4.000%, 11/15/2021	302,199
165,000	3.600%, 3/15/2022	169,490
300,000	4.500%, 11/15/2023	321,130
475,000	6.300%, 4/15/2040	582,227
	Woodside Finance, Ltd.
600,000	3.650%, 3/5/2025[i]	618,474
240,000	3.700%, 3/15/2028[i]	246,415
	WPX Energy, Inc.
535,000	5.750%, 6/1/2026	548,375

	Total	39,282,639

Financials (1.5%)
	ABN AMRO Bank NV
450,000	4.750%, 7/28/2025[i]	484,193
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	10,251
335,000	4.350%, 11/3/2045	411,399
	AerCap Ireland Capital, Ltd.
224,000	4.625%, 10/30/2020	229,299
600,000	5.000%, 10/1/2021	630,841
420,000	3.500%, 1/15/2025	428,657
	Air Lease Corporation
1,000	2.500%, 3/1/2021	1,003
	Aircastle, Ltd.
700,000	5.000%, 4/1/2023	749,695
	Ally Financial, Inc.
770,000	5.750%, 11/20/2025	862,415
	American International Group, Inc.
336,000	4.125%, 2/15/2024	359,591
720,000	3.750%, 7/10/2025	760,437
650,000	3.900%, 4/1/2026	692,224
	Ares Capital Corporation
665,000	3.875%, 1/15/2020	666,772
	Athene Global Funding
6,000	4.000%, 1/25/2022[i]	6,227

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value

Financials (1.5%) - continued
	AvalonBay Communities, Inc.
$500,000	3.500%, 11/15/2025	$531,015
	Aviation Capital Group, LLC
485,000	2.875%, 1/20/2022[i]	486,977
	Avolon Holdings Funding, Ltd.
350,000	5.250%, 5/15/2024[i]	374,745
	Banco Santander SA
600,000	3.460%, (LIBOR 3M + 1.120%), 4/12/2023[b]	600,552
	Bank of America Corporation
5,000	2.738%, 1/23/2022[b]	5,029
450,000	3.499%, 5/17/2022[b]	458,913
595,000	3.300%, 1/11/2023	615,120
475,000	2.881%, 4/24/2023[b]	482,151
10,000	3.550%, 3/5/2024[b]	10,400
448,000	4.000%, 4/1/2024	480,703
750,000	4.200%, 8/26/2024	804,477
1,070,000	4.000%, 1/22/2025	1,136,619
650,000	3.458%, 3/15/2025[b]	678,196
600,000	3.093%, 10/1/2025[b]	618,014
720,000	4.183%, 11/25/2027	774,683
500,000	3.824%, 1/20/2028[b]	537,333
450,000	3.194%, 7/23/2030[b]	464,365
561,000	5.875%, 2/7/2042	774,628
	Bank of Montreal
465,000	2.763%, (LIBOR 3M + 0.460%), 4/13/2021[b]	466,783
	Bank of New York Mellon Corporation
40,000	2.500%, 4/15/2021	40,301
14,000	2.600%, 2/7/2022	14,193
	Bank of Nova Scotia
950,000	2.718%, (LIBOR 3M + 0.440%), 4/20/2021[b]	953,591
510,000	2.700%, 3/7/2022	518,921
	Barclays Bank plc
112,000	10.179%, 6/12/2021[i]	125,254
	Barclays plc
790,000	3.250%, 1/12/2021	795,723
725,000	4.610%, 2/15/2023[b]	753,181
448,000	3.650%, 3/16/2025	458,483
	Boston Properties, LP
525,000	4.500%, 12/1/2028	597,327
	BPCE SA
300,000	3.000%, 5/22/2022[i]	304,425
840,000	3.500%, 10/23/2027[i]	874,437
	Camden Property Trust
900,000	3.150%, 7/1/2029	936,672
	Capital One Financial Corporation
466,000	3.050%, 3/9/2022	475,290
750,000	4.200%, 10/29/2025	799,315
	Capital One NA
150,000	2.350%, 1/31/2020	150,045
800,000	2.150%, 9/6/2022	799,322
	CIT Group, Inc.
905,000	5.000%, 8/15/2022	958,757
	Citigroup, Inc.
14,000	2.650%, 10/26/2020	14,085
537,000	2.750%, 4/25/2022	545,011
244,000	4.050%, 7/30/2022	255,443
366,000	3.142%, 1/24/2023[b]	372,783
910,000	4.400%, 6/10/2025	978,420
448,000	3.200%, 10/21/2026	462,506
720,000	3.668%, 7/24/2028[b]	762,067
336,000	4.125%, 7/25/2028	361,743
600,000	3.520%, 10/27/2028[b]	628,531

Principal Amount	Long-Term Fixed Income (17.7%)	Value

Financials (1.5%) - continued
$700,000	3.878%, 1/24/2039[b]	$765,359
348,000	4.650%, 7/23/2048	425,901
	CNA Financial Corporation
250,000	3.900%, 5/1/2029	270,171
	Comerica, Inc.
180,000	3.700%, 7/31/2023	189,007
	Commerzbank AG
600,000	8.125%, 9/19/2023[i]	699,713
	Commonwealth Bank of Australia
350,000	2.250%, 3/10/2020[i]	350,319
	Compass Bank
500,000	3.500%, 6/11/2021	508,253
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
620,000	3.950%, 11/9/2022	645,778
1,416,000	4.625%, 12/1/2023	1,522,477
	Credit Agricole SA
807,000	3.375%, 1/10/2022[i]	825,041
	Credit Suisse Group AG
250,000	2.997%, 12/14/2023[b,i]	252,366
350,000	7.250%, 9/12/2025[b,i,m]	374,500
450,000	3.869%, 1/12/2029[b,i]	473,975
	Credit Suisse Group Funding (Guernsey), Ltd.
535,000	3.125%, 12/10/2020	540,004
21,000	3.800%, 9/15/2022	21,818
	Credit Suisse Group Funding, Ltd.
448,000	3.750%, 3/26/2025	470,780
	Danske Bank AS
675,000	3.244%, 12/20/2025[b,i]	680,504
	Deutsche Bank AG
360,000	2.700%, 7/13/2020	359,260
675,000	3.375%, 5/12/2021	673,049
301,000	4.250%, 10/14/2021	305,343
700,000	4.875%, 12/1/2032[b]	633,766
	Discover Bank
514,000	8.700%, 11/18/2019	517,975
400,000	2.450%, 9/12/2024	398,915
600,000	4.682%, 8/9/2028[b]	627,297
	Duke Realty, LP
88,000	3.875%, 2/15/2021	89,802
264,000	4.375%, 6/15/2022	277,355
	ERP Operating, LP
90,000	3.375%, 6/1/2025	95,137
	Fidelity National Financial, Inc.
500,000	5.500%, 9/1/2022	536,586
	Fifth Third Bancorp
148,000	2.875%, 7/27/2020	148,920
396,000	2.600%, 6/15/2022	400,253
	Five Corners Funding Trust
1,090,000	4.419%, 11/15/2023[i]	1,178,445
	GE Capital International Funding Company
2,290,000	4.418%, 11/15/2035	2,402,006
	Goldman Sachs Group, Inc.
842,000	5.375%, 5/10/2020[b,m]	848,315
1,460,000	5.250%, 7/27/2021	1,538,417
10,000	3.328%, (LIBOR 3M + 1.170%), 11/15/2021[b]	10,077
14,000	3.000%, 4/26/2022	14,156
729,000	2.876%, 10/31/2022[b]	737,442
472,000	2.908%, 6/5/2023[b]	478,209
700,000	3.625%, 2/20/2024	734,359
825,000	3.691%, 6/5/2028[b]	866,132
790,000	4.750%, 10/21/2045	950,020

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value

Financials (1.5%) - continued
	Guardian Life Global Funding
$10,000	2.000%, 4/26/2021[i]	$9,994
	HCP, Inc.
187,000	4.000%, 12/1/2022	195,808
176,000	3.400%, 2/1/2025	182,503
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,136
	HSBC Holdings plc
870,000	3.400%, 3/8/2021	883,311
464,000	6.875%, 6/1/2021[b,m]	486,736
350,000	2.650%, 1/5/2022	352,512
750,000	3.803%, 3/11/2025[b]	781,322
425,000	3.900%, 5/25/2026	450,723
	HSBC USA, Inc.
625,000	2.350%, 3/5/2020	625,608
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	10,134
	Icahn Enterprises, LP
345,000	6.750%, 2/1/2024	358,800
410,000	6.375%, 12/15/2025	431,120
	ING Groep NV
375,000	3.150%, 3/29/2022	383,462
525,000	4.100%, 10/2/2023	557,339
	International Lease Finance Corporation
14,000	4.625%, 4/15/2021	14,416
284,000	5.875%, 8/15/2022	311,164
	Iron Mountain, Inc.
526,748	6.000%, 8/15/2023	539,179
	J.P. Morgan Chase & Company
509,000	2.818%, (LIBOR 3M + 0.680%), 6/1/2021[b]	509,814
265,000	2.295%, 8/15/2021	265,703
10,000	2.776%, 4/25/2023[b]	10,144
575,000	2.700%, 5/18/2023	584,862
259,000	3.513%, (LIBOR 3M + 1.230%), 10/24/2023[b]	263,106
352,000	3.625%, 5/13/2024	372,998
750,000	3.875%, 9/10/2024	799,051
690,000	3.125%, 1/23/2025	714,959
1,080,000	3.900%, 7/15/2025	1,165,344
360,000	3.300%, 4/1/2026	377,110
675,000	4.203%, 7/23/2029[b]	749,960
570,000	4.452%, 12/5/2029[b]	644,759
720,000	3.882%, 7/24/2038[b]	790,652
	J.P. Morgan Chase Bank NA
400,000	3.086%, 4/26/2021[b]	402,108
	KeyCorp
300,000	2.900%, 9/15/2020	302,247
	Kimco Realty Corporation
960,000	3.300%, 2/1/2025	990,193
	Liberty Mutual Group, Inc.
4,000	5.000%, 6/1/2021[i]	4,151
224,000	4.950%, 5/1/2022[i]	237,454
	Lincoln National Corporation
8,000	6.250%, 2/15/2020	8,111
	Lloyds Bank plc
	2.699%, (LIBOR 3M +
475,000	0.490%), 5/7/2021[b]	474,952
	Lloyds Banking Group plc
600,000	2.907%, 11/7/2023[b]	601,190
	Marsh & McLennan Companies, Inc.
550,000	3.875%, 3/15/2024	586,322
	MassMutual Global Funding
400,000	2.750%, 6/22/2024[i]	409,338

Principal Amount	Long-Term Fixed Income (17.7%)	Value

Financials (1.5%) - continued
	MetLife, Inc.
$355,000	4.050%, 3/1/2045	$397,154
	Mitsubishi UFJ Financial Group, Inc.
7,000	2.998%, 2/22/2022	7,122
725,000	3.455%, 3/2/2023	750,386
600,000	3.287%, 7/25/2027	627,418
	Morgan Stanley
14,000	2.800%, 6/16/2020	14,071
224,000	5.550%, 7/15/2020[b,m]	227,102
12,000	5.500%, 7/28/2021	12,729
560,000	2.625%, 11/17/2021	565,104
254,000	3.458%, (LIBOR 3M + 1.180%), 1/20/2022[b]	256,461
537,000	2.750%, 5/19/2022	544,725
155,000	4.875%, 11/1/2022	166,214
485,000	3.125%, 1/23/2023	497,520
540,000	4.350%, 9/8/2026	585,430
720,000	3.591%, 7/22/2028[b]	759,436
600,000	3.772%, 1/24/2029[b]	641,237
	MPT Operating Partnership, LP
385,000	6.375%, 3/1/2024	403,592
445,000	4.625%, 8/1/2029	458,350
	Nasdaq, Inc.
295,000	3.850%, 6/30/2026	316,155
	Nationwide Building Society
400,000	3.622%, 4/26/2023[b,i]	407,791
	New York Life Global Funding
354,000	2.300%, 6/10/2022[i]	355,985
	Park Aerospace Holdings, Ltd.
350,000	4.500%, 3/15/2023[i]	362,180
	PNC Bank NA
11,000	2.450%, 11/5/2020	11,049
	Prudential Financial, Inc.
675,000	3.700%, 3/13/2051	697,641
	Quicken Loans, Inc.
800,000	5.750%, 5/1/2025[i]	825,000
	Realty Income Corporation
10,000	5.750%, 1/15/2021	10,371
475,000	4.125%, 10/15/2026	523,283
	Regency Centers, LP
720,000	4.125%, 3/15/2028	781,866
	Regions Financial Corporation
346,000	3.200%, 2/8/2021	350,261
	Reinsurance Group of America, Inc.
510,000	4.700%, 9/15/2023	551,124
400,000	3.900%, 5/15/2029	425,704
	Royal Bank of Canada
14,000	2.125%, 3/2/2020	14,009
	Royal Bank of Scotland Group plc
300,000	6.125%, 12/15/2022	324,610
400,000	6.100%, 6/10/2023	435,679
300,000	3.875%, 9/12/2023	309,600
780,000	5.125%, 5/28/2024	831,494
575,000	4.269%, 3/22/2025[b]	601,364
475,000	4.445%, 5/8/2030[b]	508,743
	Santander UK Group Holdings plc
380,000	2.875%, 10/16/2020	381,192
	Simon Property Group, LP
15,000	2.500%, 7/15/2021	15,116
400,000	2.750%, 2/1/2023	408,111
448,000	4.250%, 11/30/2046	517,630
	SITE Centers Corporation
162,000	4.625%, 7/15/2022	169,336
	Societe Generale SA
354,000	4.750%, 11/24/2025[i]	380,289

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value

Financials (1.5%) - continued
	Sumitomo Mitsui Financial Group, Inc.
$426,000	2.784%, 7/12/2022	$432,342
360,000	3.102%, 1/17/2023	369,159
336,000	3.010%, 10/19/2026	345,328
	SunTrust Banks, Inc.
10,000	2.900%, 3/3/2021	10,104
	Synchrony Financial
155,000	4.250%, 8/15/2024	163,536
700,000	3.950%, 12/1/2027	717,722
	UBS Group Funding Jersey, Ltd.
336,000	4.125%, 9/24/2025[i]	363,051
	UBS Group Funding Switzerland AG
450,000	3.491%, 5/23/2023[i]	461,956
	Ventas Realty, LP
500,000	3.100%, 1/15/2023	512,913
595,000	4.000%, 3/1/2028	638,703
	Voya Financial, Inc.
825,000	3.125%, 7/15/2024	851,804
	Wells Fargo & Company
450,000	2.550%, 12/7/2020	452,404
8,000	2.100%, 7/26/2021	7,998
540,000	2.625%, 7/22/2022	546,008
550,000	3.069%, 1/24/2023	560,268
14,000	3.393%, (LIBOR 3M + 1.110%), 1/24/2023[b]	14,154
448,000	3.450%, 2/13/2023	462,781
750,000	4.125%, 8/15/2023	795,790
10,000	3.486%, (LIBOR 3M + 1.230%), 10/31/2023[b]	10,151
350,000	3.000%, 2/19/2025	359,383
450,000	3.000%, 4/22/2026	461,502
450,000	3.000%, 10/23/2026	461,499
810,000	4.900%, 11/17/2045	969,572
	Welltower, Inc.
180,000	3.950%, 9/1/2023	190,677
	ZB NA
575,000	3.500%, 8/27/2021	587,536

	Total	100,391,505

Foreign Government (<0.1%)
	Kommunalbanken AS
335,000	1.500%, 10/22/2019[i]	334,869

	Total	334,869

Mortgage-Backed Securities (4.9%)
	Federal National Mortgage Association
1,455,554	3.230%, 11/1/2020	1,461,564
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
22,050,000	2.500%, 10/1/2034[e]	22,239,923
36,540,000	3.500%, 10/1/2034[e]	37,793,208
73,669,000	3.000%, 10/1/2034[e]	75,312,164
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
56,526	4.165%, (LIBOR 12M + 1.540%), 7/1/2043[b]	58,275
145,718	4.321%, (LIBOR 12M + 1.550%), 7/1/2043[b]	150,980
17,468	4.082%, (LIBOR 12M + 1.530%), 8/1/2043[b]	18,020
66,200,000	3.500%, 10/1/2049[e]	67,919,648

Principal Amount	Long-Term Fixed Income (17.7%)	Value

Mortgage-Backed Securities (4.9%) - continued
$108,761,000	3.000%, 10/1/2049[e]	$110,417,906

	Total	315,371,688

Technology (0.3%)
	Apple, Inc.
11,000	2.400%, 1/13/2023	11,180
300,000	3.000%, 2/9/2024	312,329
475,000	3.200%, 5/11/2027	503,819
640,000	3.000%, 6/20/2027	673,088
960,000	3.000%, 11/13/2027	1,008,727
835,000	3.750%, 9/12/2047	929,984
	Applied Materials, Inc.
240,000	3.300%, 4/1/2027	255,427
	Avnet, Inc.
335,000	3.750%, 12/1/2021	341,890
	Broadcom Corporation
391,000	3.875%, 1/15/2027	393,021
500,000	3.500%, 1/15/2028	487,818
	CommScope Technologies Finance, LLC
745,000	6.000%, 6/15/2025[i]	672,362
	Dell International, LLC/EMC Corporation
350,000	4.000%, 7/15/2024[i]	366,090
	Diamond 1 Finance Corporation
604,000	5.450%, 6/15/2023[i]	657,710
1,050,000	6.020%, 6/15/2026[i]	1,184,072
	Diamond Sports Group, LLC
770,000	6.625%, 8/15/2027[g,i]	797,758
	Equinix, Inc.
740,000	5.750%, 1/1/2025	770,562
	Harland Clarke Holdings Corporation
515,000	8.375%, 8/15/2022[i]	422,300
	Hewlett Packard Enterprise Company
17,000	3.600%, 10/15/2020	17,219
600,000	3.009%, (LIBOR 3M + 0.720%), 10/5/2021[b]	600,055
140,000	4.400%, 10/15/2022	148,306
	Inception Merger Sub, Inc.
600,000	8.625%, 11/15/2024[g,i]	551,940
	Intel Corporation
10,000	3.100%, 7/29/2022	10,350
	Iron Mountain, Inc.
320,000	4.875%, 9/15/2029[i]	324,896
	Marvell Technology Group, Ltd.
350,000	4.200%, 6/22/2023	366,876
475,000	4.875%, 6/22/2028	527,653
	Microsoft Corporation
700,000	4.750%, 11/3/2055	944,046
14,000	2.400%, 2/6/2022	14,196
700,000	4.200%, 11/3/2035	837,515
1,690,000	3.700%, 8/8/2046	1,936,925
	NCR Corporation
510,000	6.125%, 9/1/2029[i]	537,565
	NXP BV/NXP Funding, LLC
700,000	4.875%, 3/1/2024[i]	759,111
	Oracle Corporation
10,000	2.500%, 5/15/2022	10,126
332,000	2.400%, 9/15/2023	336,428
1,060,000	2.950%, 5/15/2025	1,102,629
600,000	3.850%, 7/15/2036	662,292
	Plantronics, Inc.
630,000	5.500%, 5/31/2023[i]	631,575
	SS&C Technologies, Inc.
600,000	5.500%, 9/30/2027[i]	627,015

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value

Technology (0.3%) - continued
	Texas Instruments, Inc.
$580,000	4.150%, 5/15/2048	$711,303
	Tyco Electronics Group SA
120,000	3.450%, 8/1/2024	125,323
240,000	3.125%, 8/15/2027	246,986

	Total	21,818,467

Transportation (0.1%)
	Air Canada Pass Through Trust
101,648	3.875%, 3/15/2023[i]	103,000
	Air Lease Corporation
180,000	3.500%, 1/15/2022	184,619
	Boeing Company
850,000	3.600%, 5/1/2034	922,171
	Burlington Northern Santa Fe, LLC
355,000	5.750%, 5/1/2040	477,833
1,050,000	5.050%, 3/1/2041	1,313,998
385,000	4.450%, 3/15/2043	457,529
	CSX Corporation
115,000	3.700%, 11/1/2023	121,624
700,000	3.350%, 9/15/2049	684,372
	Delta Air Lines, Inc.
275,000	2.875%, 3/13/2020	275,588
	Hertz Corporation
410,000	5.500%, 10/15/2024[i]	410,615
	Penske Truck Leasing Company, LP
600,000	3.375%, 2/1/2022[i]	612,384
	United Airlines Pass Through Trust
10,000	3.700%, 12/1/2022	10,276
	United Continental Holdings, Inc.
790,000	4.875%, 1/15/2025	831,159
	XPO Logistics, Inc.
517,000	6.750%, 8/15/2024[i]	559,652

	Total	6,964,820

U.S. Government & Agencies (5.5%)
	U.S. Treasury Bonds
1,500,000	2.375%, 5/15/2027	1,580,566
20,630,000	2.250%, 11/15/2027	21,581,720
19,500,000	2.875%, 5/15/2028	21,405,820
5,830,000	5.250%, 11/15/2028	7,595,625
2,050,000	4.375%, 5/15/2040	2,885,215
11,465,000	3.000%, 5/15/2042	13,415,841
25,124,000	2.500%, 5/15/2046	27,078,961
4,000,000	2.750%, 8/15/2047	4,530,938
16,800,000	2.875%, 5/15/2049	19,610,062
	U.S. Treasury Bonds, TIPS
108,886	2.375%, 1/15/2025	121,237
71,220	2.125%, 2/15/2040	94,776
	U.S. Treasury Notes
6,125,000	1.500%, 10/31/2019	6,121,999
300,000	1.750%, 11/30/2019	299,847
1,900,000	2.250%, 3/31/2020	1,903,414
300,000	1.875%, 12/15/2020	300,270
500,000	2.500%, 2/28/2021	505,117
1,500,000	1.375%, 5/31/2021	1,491,563
22,640,000	1.125%, 8/31/2021	22,410,062
1,700,000	2.500%, 1/15/2022	1,732,938
8,320,000	1.875%, 7/31/2022	8,383,050
8,190,000	2.000%, 11/30/2022	8,293,975
11,580,000	2.500%, 3/31/2023	11,945,494
16,710,000	2.500%, 1/31/2024	17,358,165
2,335,000	2.125%, 7/31/2024	2,395,199
95,000	2.250%, 11/15/2024	98,132
16,270,000	2.125%, 11/30/2024	16,711,705

Principal Amount	Long-Term Fixed Income (17.7%)	Value

U.S. Government & Agencies (5.5%) - continued
$45,500,000	2.875%, 5/31/2025	$48,638,789
14,160,000	2.625%, 1/31/2026	15,018,450
67,460,000	2.500%, 2/28/2026	71,083,340

	Total	354,592,270

Utilities (0.5%)
	Alabama Power Company
7,000	2.450%, 3/30/2022	7,083
	Ameren Corporation
10,000	2.700%, 11/15/2020	10,052
	Ameren Illinois Company
450,000	4.500%, 3/15/2049	553,611
	American Electric Power Company, Inc.
718,000	2.950%, 12/15/2022	732,532
	Appalachian Power Company
238,000	3.300%, 6/1/2027	248,888
	Berkshire Hathaway Energy Company
375,000	4.500%, 2/1/2045	445,258
	Calpine Corporation
410,000	5.375%, 1/15/2023	415,125
390,000	5.875%, 1/15/2024[i]	398,775
	CenterPoint Energy, Inc.
185,000	3.850%, 2/1/2024	195,225
700,000	2.500%, 9/1/2024	699,101
420,000	4.250%, 11/1/2028	461,635
	CMS Energy Corporation
336,000	2.950%, 2/15/2027	338,843
	Commonwealth Edison Company
355,000	3.700%, 3/1/2045	383,131
180,000	4.350%, 11/15/2045	214,427
	Consolidated Edison Company of New York, Inc.
1,150,000	4.125%, 5/15/2049	1,316,186
	Consolidated Edison, Inc.
7,000	2.000%, 3/15/2020	6,996
168,000	4.500%, 12/1/2045	199,401
	Consumers Energy Company
550,000	4.350%, 4/15/2049	675,302
	DTE Electric Company
265,000	3.700%, 3/15/2045	288,493
360,000	3.700%, 6/1/2046	386,904
	Duke Energy Carolinas, LLC
840,000	3.700%, 12/1/2047	912,572
	Duke Energy Corporation
448,000	3.750%, 9/1/2046	462,026
	Duke Energy Florida, LLC
320,000	3.200%, 1/15/2027	335,556
	Duke Energy Indiana, LLC
450,000	3.750%, 5/15/2046	483,780
	Edison International
200,000	2.950%, 3/15/2023	200,430
1,350,000	5.750%, 6/15/2027	1,517,279
	Energy Transfer Operating, LP
580,000	5.200%, 2/1/2022	612,090
	Eversource Energy
530,000	2.500%, 3/15/2021	531,659
	Exelon Corporation
240,000	5.100%, 6/15/2045	297,978
336,000	4.450%, 4/15/2046	380,912
	Exelon Generation Company, LLC
308,000	5.200%, 10/1/2019	308,000
	FirstEnergy Corporation
150,000	2.850%, 7/15/2022	152,283
845,000	4.850%, 7/15/2047	1,004,270

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value

Utilities (0.5%) - continued
	Fortis, Inc.
$5,000	2.100%, 10/4/2021	$4,983
	ITC Holdings Corporation
67,000	4.050%, 7/1/2023	70,527
224,000	5.300%, 7/1/2043	285,339
	MidAmerican Energy Holdings Company
672,000	6.500%, 9/15/2037	945,326
	Mississippi Power Company
340,000	3.950%, 3/30/2028	370,858
	Monongahela Power Company
275,000	5.400%, 12/15/2043[i]	368,904
	National Rural Utilities Cooperative Finance Corporation
295,000	3.900%, 11/1/2028	328,693
575,000	3.700%, 3/15/2029	635,660
	NextEra Energy Operating Partners, LP
750,000	3.875%, 10/15/2026[i]	750,000
	NiSource Finance Corporation
236,000	3.490%, 5/15/2027	247,598
615,000	5.650%, 2/1/2045	792,997
	Oncor Electric Delivery Company, LLC
944,000	3.750%, 4/1/2045	1,041,023
	Pacific Gas and Electric Company
350,000	3.300%, 12/1/2027[f,n]	346,500
350,000	3.950%, 12/1/2047[f,n]	338,625
	PPL Capital Funding, Inc.
236,000	3.400%, 6/1/2023	242,912
515,000	5.000%, 3/15/2044	601,557
	PPL Electric Utilities Corporation
354,000	3.950%, 6/1/2047	402,441
	PSEG Power, LLC
9,000	3.000%, 6/15/2021	9,091
	Public Service Electric & Gas Company
600,000	3.000%, 5/15/2027	624,897
	San Diego Gas and Electric Company
600,000	4.150%, 5/15/2048	683,676
	South Carolina Electric & Gas Company
700,000	5.100%, 6/1/2065	935,669
	Southern California Edison Company
485,000	4.000%, 4/1/2047	521,740
	Southern Company
6,000	2.350%, 7/1/2021	6,018
320,000	2.950%, 7/1/2023	326,622
575,000	3.250%, 7/1/2026	594,068
450,000	4.400%, 7/1/2046	502,575
	Southern Company Gas Capital Corporation
590,000	4.400%, 5/30/2047	666,349
	Southwestern Electric Power Company
180,000	3.900%, 4/1/2045	190,139
	TerraForm Power Operating, LLC
835,000	5.000%, 1/31/2028[i]	868,400
	Virginia Electric and Power Company
425,000	4.600%, 12/1/2048	522,130

	Total	29,401,120

	Total Long-Term Fixed Income (cost $1,102,761,453)	1,145,783,275

Shares	Collateral Held for Securities Loaned (0.4%)	Value

27,189,415	Thrivent Cash Management Trust	$27,189,415

	Total Collateral Held for Securities Loaned (cost $27,189,415)	27,189,415

Shares or Principal Amount	Short-Term Investments (11.4%)	Value
	Federal Home Loan Bank Discount Notes
600,000	2.190%, 10/2/2019[o,p]	599,969
2,800,000	2.010%, 10/7/2019[o,p]	2,799,123
37,100,000	1.950%, 10/16/2019[o,p]	37,070,938
1,200,000	1.995%, 10/30/2019[o,p]	1,198,183
4,900,000	1.980%, 11/5/2019[o,p]	4,891,044
400,000	1.960%, 11/8/2019[o,p]	399,206
3,500,000	1.910%, 12/5/2019[o,p]	3,488,183
	Federal National Mortgage Association Discount Notes
200,000	1.960%, 10/18/2019[o,p]	199,822
	Thrivent Core Short-Term Reserve Fund
68,531,906	2.230%	685,319,063
	U.S. Treasury Bills
150,000	1.916%, 10/17/2019[o,q]	149,881
860,000	1.921%, 11/29/2019[o,q]	857,459
200,000	1.850%, 2/13/2020[o,q]	198,667

	Total Short-Term Investments (cost $737,169,278)	737,171,538

	Total Investments (cost $5,963,516,949) 105.2%	$6,802,066,322

	Other Assets and Liabilities, Net (5.2%)	(337,493,593)

	Total Net Assets 100.0%	$6,464,572,729

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 30, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g	All or a portion of the security is on loan.
h	Non-income producing security.
i

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $140,788,669 or 2.2% of total net assets.

j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	All or a portion of the security is insured or guaranteed.
l

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2019.

m	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
n	Defaulted security. Interest is not being accrued.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
q	At September 30, 2019, $636,694 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Portfolio as of September 30, 2019:

Securities Lending Transactions

Common Stock	$24,442,349
Long-Term Fixed Income	1,674,173
Total lending	$26,116,522
Gross amount payable upon return of collateral for securities loaned	$27,189,415
Net amounts due to counterparty	$1,072,893

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,556,004	–	3,124,265	431,739
Capital Goods	4,854,668	–	4,854,668	–
Communications Services	14,196,207	–	11,165,875	3,030,332
Consumer Cyclical	7,806,089	–	6,867,699	938,390
Consumer Non-Cyclical	11,267,037	–	11,267,037	–
Energy	4,485,186	–	4,098,247	386,939
Financials	8,119,121	–	7,566,492	552,629
Technology	3,623,017	–	3,623,017	–
Utilities	1,320,011	–	1,083,325	236,686
Registered Investment Companies
Unaffiliated	55,329,063	55,329,063	–	–
Affiliated	2,256,307,273	2,256,307,273	–	–
Common Stock
Communications Services	105,042,541	103,977,527	1,065,014	–
Consumer Discretionary	261,883,579	259,041,335	2,842,244	–
Consumer Staples	74,458,068	71,905,233	2,552,835	–
Energy	32,708,951	31,780,325	928,626	–
Financials	278,073,994	272,480,782	5,593,212	–
Health Care	273,601,303	270,972,293	2,629,010	–
Industrials	288,377,659	283,961,561	4,416,098	–
Information Technology	533,356,348	530,043,281	3,313,067	–
Materials	59,047,125	57,578,136	1,468,983	6
Real Estate	85,294,108	83,478,350	1,815,758	–
Utilities	16,070,615	15,555,208	515,407	–
Long-Term Fixed Income
Asset-Backed Securities	40,823,702	–	40,823,702	–
Basic Materials	13,087,845	–	13,087,845	–
Capital Goods	20,517,051	–	20,517,051	–
Collateralized Mortgage Obligations	35,961,613	–	35,961,613	–
Commercial Mortgage-Backed Securities	43,646,384	–	43,646,384	–
Communications Services	37,801,755	–	37,801,755	–
Consumer Cyclical	33,228,195	–	33,228,195	–
Consumer Non-Cyclical	52,559,352	–	52,559,352	–
Energy	39,282,639	–	39,282,639	–
Financials	100,391,505	–	100,391,505	–
Foreign Government	334,869	–	334,869	–
Mortgage-Backed Securities	315,371,688	–	315,371,688	–
Technology	21,818,467	–	21,818,467	–
Transportation	6,964,820	–	6,964,820	–
U.S. Government & Agencies	354,592,270	–	354,592,270	–
Utilities	29,401,120	–	29,401,120	–
Short-Term Investments	51,852,475	–	51,852,475	–
Subtotal Investments in Securities	$5,576,413,717	$4,292,410,367	$1,278,426,629	$5,576,721
Other Investments *	Total
Affiliated Registered Investment Companies	513,144,127
Affiliated Short-Term Investments	685,319,063
Collateral Held for Securities Loaned	27,189,415
Subtotal Other Investments	$1,225,652,605

Total Investments at Value	$6,802,066,322
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	15,013,790	15,013,790	–	–
Total Asset Derivatives	$15,013,790	$15,013,790	$–	$–
Liability Derivatives
Futures Contracts	9,418,549	9,418,549	–	–
Total Liability Derivatives	$9,418,549	$9,418,549	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Portfolio’s futures contracts held as of September 30, 2019. Investments and/or cash totaling $50,646,468 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	491	December 2019	$106,053,673	($243,173)
CBOT U.S. Long Bond	295	December 2019	48,279,558	(397,371)
CME E-mini S&P 500 Index	5,351	December 2019	803,894,221	(6,996,546)
ICE mini MSCI EAFE Index	1,120	December 2019	106,824,489	(514,088)
ICE US mini MSCI Emerging Markets Index	1,069	December 2019	54,818,926	(1,267,371)
Total Futures Long Contracts			$1,119,870,867	($9,418,549)
CBOT 10-Yr. U.S. Treasury Note	(366)	December 2019	($48,102,271)	$407,896
CBOT 5-Yr. U.S. Treasury Note	(198)	December 2019	(23,692,866)	101,475
CME E-mini NASDAQ 100 Index	(1,234)	December 2019	(194,818,156)	3,042,216
CME E-mini Russell 2000 Index	(2,300)	December 2019	(180,757,899)	5,382,899
CME E-mini S&P Mid-Cap 400 Index	(2,135)	December 2019	(419,550,247)	5,787,247
CME Ultra Long Term U.S. Treasury Bond	(13)	December 2019	(2,546,535)	51,754
Ultra 10-Yr. U.S. Treasury Note	(100)	December 2019	(14,480,928)	240,303
Total Futures Short Contracts			($883,948,902)	$15,013,790
Total Futures Contracts			$235,921,965	$5,595,241

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive Allocation

Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$58,597	$10,633	$–	$73,993	7,543	1.1%
Core International Equity	186,147	–	–	204,870	21,772	3.2
Core Low Volatility Equity	188,652	12	–	234,281	19,330	3.6
Global Stock Fund	332,527	27,530	–	376,375	29,254	5.8
High Yield	53,897	2,450	–	60,099	12,692	0.9
Income	159,099	4,383	–	178,961	16,918	2.8
International Allocation	476,950	16,665	–	530,561	55,988	8.2
Large Cap Value	393,944	27,098	–	454,437	25,537	7.1
Limited Maturity Bond	96,492	1,950	–	100,449	10,122	1.6
Mid Cap Stock	382,126	43,636	–	452,786	24,776	7.0
Small Cap Stock	88,105	12,386	–	102,638	5,774	1.6
Total Affiliated Registered Investment Companies	2,416,536			2,769,450		42.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	458,103	922,264	695,048	685,319	68,532	10.6
Total Affiliated Short-Term Investments	458,103			685,319		10.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	47,513	372,995	393,319	27,189	27,189	0.4
Total Collateral Held for Securities Loaned	47,513			27,189		0.4
Total Value	$2,922,152			$3,481,958

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$4,763	–	$2,343
Core International Equity	–	18,724	–	–
Core Low Volatility Equity	–	45,617	12	–
Global Stock	–	16,318	22,107	5,423
High Yield	–	3,752	–	2,449
Income	–	15,480	–	4,371
International Allocation	–	36,946	4,423	12,242
Large Cap Value	–	33,395	20,214	6,884
Limited Maturity Bond	–	2,008	–	1,951
Mid Cap Stock	–	27,024	40,892	2,745
Small Cap Stock	–	2,147	11,979	407
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	–	–	–	8,281
Total Income from Affiliated Investments				$47,096
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	122
Total Affiliated Income from Securities Loaned, Net				$122
Total Value	$–	$206,174	$99,627

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value

Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$1,043,939	4.794%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$1,030,024
	Ball Metalpack Finco, LLC, Term Loan
508,563	6.624%, (LIBOR 3M + 4.500%), 7/31/2025[b]	476,777
	Big River Steel, LLC, Term Loan
803,600	7.104%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	795,564
	Hexion, Inc., Term Loan
440,000	5.820%, (LIBOR 3M + 3.500%), 7/1/2026[b]	438,350
	MRC Global (US), Inc., Term Loan
935,714	5.044%, (LIBOR 1M + 3.000%), 9/22/2024[b]	935,714
	Pixelle Specialty Solutions, LLC, Term Loan
1,235,663	8.044%, (LIBOR 1M + 6.000%), 10/31/2024[b]	1,218,672
	Starfruit US Holdco, LLC, Term Loan
776,100	5.292%, (LIBOR 1M + 3.250%), 10/1/2025[b,d,e]	759,026

	Total	5,654,127

Capital Goods (0.3%)
	Advanced Disposal Services, Inc., Term Loan
728,672	4.197%, (LIBOR 1W + 2.250%), 11/10/2023[b]	730,589
	BWAY Holding Company, Term Loan
2,665,909	5.590%, (LIBOR 3M + 3.250%), 4/3/2024[b]	2,607,419
	Flex Acquisition Company, Inc. Term Loan
3,556,914	5.569%, (LIBOR 3M + 3.250%), 6/29/2025[b]	3,420,186
	GFL Environmental, Inc., Term Loan
1,370,014	5.044%, (LIBOR 1M + 3.000%), 5/31/2025[b]	1,357,780
	Navistar, Inc., Term Loan
1,516,900	5.530%, (LIBOR 1M + 3.500%), 11/6/2024[b]	1,507,890
	Sotera Health Holdings, LLC, Term Loan
2,806,757	5.044%, (LIBOR 1M + 3.000%), 5/15/2022[b]	2,771,672
	TransDigm, Inc., Term Loan
1,129,268	4.544%, (LIBOR 1M + 2.500%), 6/9/2023[b]	1,125,541
	Vertiv Group Corporation, Term Loan
2,343,686	6.044%, (LIBOR 1M + 4.000%), 11/15/2023[b]	2,226,502

	Total	15,747,579

Communications Services (0.5%)
	Altice France SA, Term Loan
630,487	4.794%, (LIBOR 1M + 2.750%), 7/31/2025[b]	614,133
	CenturyLink, Inc., Term Loan
3,836,391	4.794%, (LIBOR 1M + 2.750%), 1/31/2025[b]	3,808,692

Principal Amount	Bank Loans (2.3%)[a]	Value

Communications Services (0.5%) - continued
	Charter Communications Operating, LLC, Term Loan
$1,616,213	4.050%, (LIBOR 1M + 2.000%), 4/30/2025[b]	$1,625,102
	Diamond Sports Group, LLC, Term Loan
985,000	5.300%, (LIBOR 1M + 3.250%), 8/24/2026[b]	989,925
	Frontier Communications Corporation, Term Loan
2,201,695	5.800%, (LIBOR 1M + 3.750%), 6/15/2024[b]	2,194,628
	HCP Acquisition, LLC, Term Loan
978,726	5.044%, (LIBOR 1M + 3.000%), 5/16/2024[b]	977,013
	Intelsat Jackson Holdings SA, Term Loan
1,315,000	5.804%, (LIBOR 1M + 3.750%), 11/27/2023[b]	1,317,880
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
3,495,000	5.528%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	3,481,894
278,243	8.778%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	274,070
	Mediacom Illinois, LLC, Term Loan
551,600	3.680%, (LIBOR 1W + 1.750%), 2/15/2024[b]	552,290
	NEP Group, Inc., Term Loan
1,498,675	5.294%, (LIBOR 1M + 3.250%), 10/20/2025[b]	1,468,387
140,000	9.044%, (LIBOR 1M + 7.000%), 10/19/2026[b]	136,734
	SBA Senior Finance II, LLC, Term Loan
785,063	4.050%, (LIBOR 1M + 2.000%), 4/11/2025[b]	785,094
	Sprint Communications, Inc., Term Loan
2,886,000	4.563%, (LIBOR 1M + 2.500%), 2/3/2024[b]	2,863,460
456,550	5.063%, (LIBOR 1M + 3.000%), 2/3/2024[b]	454,979
	TNS, Inc., Term Loan
562,042	6.260%, (LIBOR 3M + 4.000%), 8/14/2022[b]	553,752
	WideOpenWest Finance, LLC, Term Loan
1,073,100	5.294%, (LIBOR 1M + 3.250%), 8/19/2023[b]	1,034,200
	Windstream Services, LLC, Term Loan
1,861,405	10.000%, (PRIME + 5.000%), 3/30/2021[b,f]	1,886,608

	Total	25,018,841

Consumer Cyclical (0.3%)
	Cengage Learning, Inc., Term Loan
1,589,579	6.294%, (LIBOR 1M + 4.250%), 6/7/2023[b]	1,500,833
	Four Seasons Hotels, Ltd., Term Loan
923,384	4.044%, (LIBOR 1M + 2.000%), 11/30/2023[b]	927,363

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value

Consumer Cyclical (0.3%) - continued
	Golden Entertainment, Inc., Term Loan
$1,992,725	5.060%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	$1,997,707
	Men’s Warehouse, Inc., Term Loan
996,894	5.350%, (LIBOR 1M + 3.250%), 4/9/2025[b,c]	837,391
	Mohegan Gaming and Entertainment, Term Loan
1,444,508	6.044%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,334,769
	Penn National Gaming, Inc., Term Loan
1,161,225	4.294%, (LIBOR 1M + 2.250%), 10/15/2025[b]	1,166,102
	Scientific Games International, Inc., Term Loan
3,821,552	4.876%, (LIBOR 1M + 2.750%), 8/14/2024[b]	3,785,744
	Staples, Inc., Term Loan
254,363	6.623%, (LIBOR 3M + 4.500%), 9/12/2024[b]	250,972
758,100	7.123%, (LIBOR 3M + 5.000%), 4/12/2026[b]	746,888
	Stars Group Holdings BV, Term Loan
2,232,891	5.604%, (LIBOR 3M + 3.500%), 7/10/2025[b]	2,241,264
	Tenneco, Inc., Term Loan
1,583,037	5.044%, (LIBOR 1M + 3.000%), 10/1/2025[b]	1,484,098
	Wyndham Hotels & Resorts, Inc., Term Loan
638,550	3.794%, (LIBOR 1M + 1.750%), 5/30/2025[b]	641,302

	Total	16,914,433

Consumer Non-Cyclical (0.4%)
	Air Medical Group Holdings, Inc., Term Loan
4,221,812	5.307%, (LIBOR 1M + 3.250%), 4/28/2022[b]	3,943,004
	Amneal Pharmaceuticals, LLC, Term Loan
1,041,569	5.563%, (LIBOR 1M + 3.500%), 5/4/2025[b]	885,333
	Bausch Health Companies, Inc., Term Loan
1,825,975	5.039%, (LIBOR 1M + 3.000%), 6/1/2025[b]	1,832,640
	Endo International plc, Term Loan
1,601,454	6.313%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,454,825
	Energizer Holdings, Inc., Term Loan
1,527,788	4.375%, (LIBOR 1M + 2.250%), 1/2/2026[b]	1,526,840
	JBS USA LUX SA, Term Loan
1,273,600	4.544%, (LIBOR 1M + 2.500%), 5/1/2026[b]	1,278,911
	Mallinckrodt International Finance SA, Term Loan
1,502,374	5.175%, (LIBOR 3M + 3.000%), 2/24/2025[b]	1,118,517

Principal Amount	Bank Loans (2.3%)[a]	Value

Consumer Non-Cyclical (0.4%) - continued
	McGraw-Hill Global Education Holdings, LLC, Term Loan
$2,927,535	6.044%, (LIBOR 1M + 4.000%), 5/4/2022[b]	$2,747,141
	MPH Acquisition Holdings, LLC, Term Loan
1,000,000	4.854%, (LIBOR 3M + 2.750%), 6/7/2023[b]	951,040
	Ortho-Clinical Diagnostics SA, Term Loan
3,086,707	5.563%, (LIBOR 3M + 3.250%), 6/1/2025[b]	2,980,987
	Plantronics, Inc., Term Loan
2,869,280	4.544%, (LIBOR 1M + 2.500%), 7/2/2025[b]	2,860,902

	Total	21,580,140

Energy (0.2%)
	BCP Raptor II, LLC, Term Loan
932,662	6.794%, (LIBOR 1M + 4.750%), 12/19/2025[b]	835,507
	Calpine Corporation, Term Loan
1,141,164	4.610%, (LIBOR 3M + 2.500%), 1/15/2024[b]	1,143,355
	Consolidated Energy Finance SA, Term Loan
671,500	4.547%, (LIBOR 3M + 2.500%), 5/7/2025[b,c]	649,676
	Fieldwood Energy, LLC, Term Loan
879,760	7.506%, (LIBOR 3M + 5.250%), 4/11/2022[b]	760,500
	HFOTCO, LLC, Term Loan
2,370,000	4.800%, (LIBOR 1M + 2.750%), 6/26/2025[b]	2,362,606
	McDermott Technology (Americas), Inc., Term Loan
1,521,825	7.104%, (LIBOR 3M + 5.000%), 5/10/2025[b]	956,847
	Radiate Holdco, LLC, Term Loan
3,089,547	5.044%, (LIBOR 1M + 3.000%), 2/1/2024[b]	3,075,489

	Total	9,783,980

Financials (0.3%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
1,293,391	3.794%, (LIBOR 1M + 1.750%), 1/15/2025[b]	1,297,375
	Digicel International Finance, Ltd., Term Loan
2,302,866	5.340%, (LIBOR 3M + 3.250%), 5/27/2024[b]	1,990,068
	DTZ U.S. Borrower, LLC, Term Loan
2,257,200	5.294%, (LIBOR 1M + 3.250%), 8/21/2025[b]	2,258,329
	Genworth Holdings, Inc., Term Loan
280,725	6.670%, (LIBOR 2M + 4.500%), 3/7/2023[b,c]	281,427
	GGP Nimbus, LLC, Term Loan
1,826,550	4.544%, (LIBOR 1M + 2.500%), 8/24/2025[b]	1,800,302
	Grizzly Finco, Term Loan
1,232,550	5.569%, (LIBOR 3M + 3.250%), 10/1/2025[b]	1,221,506

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value

Financials (0.3%) - continued
	Harland Clarke Holdings Corporation, Term Loan
$1,800,990	6.854%, (LIBOR 3M + 4.750%), 11/3/2023[b]	$1,400,270
	MoneyGram International, Inc., Term Loan
847,875	8.044%, (LIBOR 1M + 6.000%), 6/30/2023[b,c]	797,002
	Sable International Finance, Ltd., Term Loan
2,392,213	5.294%, (LIBOR 2M + 3.250%), 1/31/2026[b]	2,400,514
	Trans Union, LLC, Term Loan
696,188	0.000%, (LIBOR 3M + 2.000%), 6/19/2025[b]	697,928
	Tronox Finance, LLC, Term Loan
1,632,517	4.817%, (LIBOR 1M + 2.750%), 9/22/2024[b]	1,631,064

	Total	15,775,785

Technology (0.1%)
	Prime Security Services Borrower, LLC, Term Loan
1,000,000	0.000%, (LIBOR 1M + 3.250%), 9/23/2026[b,d,e]	988,910
	Rackspace Hosting, Inc., Term Loan
2,691,778	5.287%, (LIBOR 3M + 3.000%), 11/3/2023[b]	2,465,911
	SS&C Technologies Holdings Europe SARL, Term Loan
319,514	4.294%, (LIBOR 1M + 2.250%), 4/16/2025[b]	320,313
	SS&C Technologies, Inc., Term Loan
483,728	4.294%, (LIBOR 1M + 2.250%), 4/16/2025[b]	484,938
1,118,569	4.294%, (LIBOR 1M + 2.250%), 4/16/2025[b]	1,122,528
	Western Digital Corporation, Term Loan
2,128,062	3.862%, (LIBOR 1M + 1.750%), 4/29/2023[b]	2,119,635

	Total	7,502,235

Utilities (0.1%)
	Core and Main, LP, Term Loan
913,725	4.863%, (LIBOR 1M + 2.750%), 8/1/2024[b]	905,163
	EnergySolutions, LLC, Term Loan
735,688	5.854%, (LIBOR 3M + 3.750%), 5/11/2025[b]	682,350
	Talen Energy Supply, LLC, Term Loan
605,000	5.792%, (LIBOR 1M + 3.750%), 7/8/2026[b]	603,488
	TerraForm Power Operating, LLC, Term Loan
566,353	4.044%, (LIBOR 1M + 2.000%), 11/8/2022[b,c]	567,061

	Total	2,758,062

	Total Bank Loans (cost $124,093,665)	120,735,182

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Asset-Backed Securities (1.6%)
	Access Group, Inc.
$532,648	2.518%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,g	$525,506
	Aimco
2,150,000	3.618%, (LIBOR 3M + 1.320%), 7/22/2032, Ser. 2019-10A, Class Ab,g	2,149,768
	Ares CLO, Ltd.
3,000,000	3.703%, (LIBOR 3M + 1.400%), 10/17/2030, Ser. 2018-28RA, Class A2[b,g]	2,962,359
	Ares XXXIIR CLO, Ltd.
1,500,000	3.098%, (LIBOR 3M + 0.940%), 5/15/2030, Ser. 2014-32RA, Class A1Ab,g	1,479,726
	Benefit Street Partners CLO IV, Ltd.
2,200,000	4.028%, (LIBOR 3M + 1.750%), 1/20/2029, Ser. 2014-IVA, Class A2RRb,g	2,198,953
	Betony CLO, Ltd.
750,000	3.346%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,g]	743,167
	Buttermilk Park CLO, Ltd.
5,250,000	3.703%, (LIBOR 3M + 1.400%), 10/15/2031, Ser. 2018-1A, Class A2[b,g]	5,183,719
	Carlyle Global Market Strategies CLO, Ltd.
3,425,000	3.753%, (LIBOR 3M + 1.450%), 7/15/2031, Ser. 2014-5A, Class A2RRb,g	3,382,712
	Carvana Auto Receivables Trust
150,000	2.340%, 6/15/2023, Ser. 2019-3A, Class A3[g]	150,060
	CBAM, Ltd.
3,500,000	4.008%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Ab,g	3,503,097
	Colony American Finance Trust
3,426,144	2.835%, 6/15/2052, Ser. 2019-2, Class Ag	3,489,133
	Commonbond Student Loan Trust
1,157,314	2.518%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,g]	1,133,117
	DRB Prime Student Loan Trust
497,969	3.918%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1[b,g]	505,085
	Dryden Senior Loan Fund
3,000,000	3.700%, (LIBOR 3M + 1.400%), 7/18/2030, Ser. 2018-65A, Class A2[b,g]	2,954,805
	Earnest Student Loan Program 2016-D, LLC
786,791	2.770%, 1/25/2041, Ser. 2016-D, Class A2[g]	790,372
	Earnest Student Loan Program, LLC
744,704	3.020%, 5/25/2034, Ser. 2016-B, Class A2[g]	745,632

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Asset-Backed Securities (1.6%) - continued
	Edlinc Student Loan Funding Trust
$179,389	5.502%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,g	$179,576
	Galaxy XX CLO, Ltd.
2,650,000	3.278%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class ARb,g	2,623,799
	Golub Capital Partners, Ltd.
1,750,000	3.458%, (LIBOR 3M + 1.180%), 1/20/2031, Ser. 2015-22A, Class ARb,g	1,735,578
2,569,000	3.478%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class ARb,g	2,557,429
	Goodgreen Trust
3,173,265	3.860%, 10/15/2054, Ser. 2019-1A, Class Ag	3,360,604
	Home Partners of America Trust
3,982,559	2.908%, 9/17/2039, Ser. 2019-1, Class Ag	4,047,275
4,000,000	2.703%, 10/19/2039, Ser. 2019-2, Class Ag	4,012,909
	Laurel Road Prime Student Loan Trust
1,729,254	2.810%, 11/25/2042, Ser. 2017-C, Class A2Bg	1,750,754
	Lendmark Funding Trust
1,400,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Ag	1,399,469
	Madison Park Funding XIV, Ltd.
2,075,000	3.678%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,g	2,048,760
	Magnetite XII, Ltd.
2,600,000	3.403%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,g]	2,592,026
	Mountain View CLO, Ltd.
1,825,000	3.423%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1Rb,g	1,806,051
	National Collegiate Trust
1,489,450	2.313%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,g	1,447,068
	Neuberger Berman CLO XIV, Ltd.
1,400,000	3.506%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class ARb,g	1,399,987
	Neuberger Berman CLO, Ltd.
600,000	3.458%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,g	599,304
	Octagon Investment Partners XVI, Ltd.
600,000	3.703%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,g	589,127
	OZLM VIII, Ltd.
825,000	3.473%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,g	824,140

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Asset-Backed Securities (1.6%) - continued
	Palmer Square Loan Funding, Ltd.
$3,137,398	3.128%, (LIBOR 3M + 0.850%), 1/20/2027, Ser. 2018-5A, Class A1[b,g]	$3,134,713
1,700,000	3.928%, (LIBOR 3M + 1.650%), 4/20/2027, Ser. 2019-1A, Class A2[b,g]	1,699,969
	PPM CLO 3, Ltd.
2,000,000	3.874%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2019-3A, Class Ab,g	1,999,972
	Preston Ridge Partners Mortgage Trust, LLC
251,285	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[g,h]	251,831
	Progress Residential Trust
2,000,000	3.422%, 8/17/2035, Ser. 2019-SFR1, Class Ag	2,057,075
	Race Point IX CLO, Ltd.
2,100,000	3.513%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,g	2,099,977
	Saxon Asset Securities Trust
860,035	4.117%, 8/25/2035, Ser. 2004-2, Class MF2	851,271
	Shackleton CLO, Ltd.
1,750,000	3.473%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,g]	1,741,513
	SLM Student Loan Trust
1,200,172	2.418%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	1,164,232
	SoFi Professional Loan Program, LLC
322,147	2.420%, 3/25/2030, Ser. 2015-A, Class A2[g]	322,160
	TCW GEM II, Ltd.
2,900,000	3.908%, (LIBOR 3M + 1.750%), 2/15/2029, Ser. 2019-1A, Class AJb,g	2,901,053
	U.S. Small Business Administration
123,136	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	125,641

	Total	83,220,474

Basic Materials (0.4%)
	Anglo American Capital plc
720,000	4.875%, 5/14/2025[g]	782,075
	ArcelorMittal SA
698,000	6.125%, 6/1/2025	785,537
	CF Industries, Inc.
1,300,000	3.450%, 6/1/2023	1,319,500
	Dow Chemical Company
600,000	4.800%, 11/30/2028[g]	677,958
	DowDuPont, Inc.
1,275,000	4.493%, 11/15/2025	1,408,383
	First Quantum Minerals, Ltd.
1,365,000	7.500%, 4/1/2025[g]	1,344,525
	Glencore Funding, LLC
560,000	4.125%, 5/30/2023[g]	586,928
725,000	4.000%, 3/27/2027[g]	745,353
	International Paper Company
1,420,000	4.350%, 8/15/2048	1,473,800
	Kinross Gold Corporation
470,000	5.950%, 3/15/2024	523,133

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Basic Materials (0.4%) - continued
$1,510,000	4.500%, 7/15/2027	$1,583,582
	Novelis Corporation
1,330,000	5.875%, 9/30/2026[g]	1,394,838
	Olin Corporation
1,305,000	5.125%, 9/15/2027	1,334,363
	Peabody Securities Finance Corporation
1,000,000	6.375%, 3/31/2025[g]	988,130
	Syngenta Finance NV
1,200,000	3.933%, 4/23/2021[g]	1,221,945
	Teck Resources, Ltd.
964,000	6.125%, 10/1/2035	1,092,332
	Tronox Finance plc
760,000	5.750%, 10/1/2025[g]	718,770
	Vale Overseas, Ltd.
840,000	6.250%, 8/10/2026	968,100
401,000	6.875%, 11/21/2036	508,067
	Westlake Chemical Corporation
1,120,000	3.600%, 8/15/2026	1,156,617
	Weyerhaeuser Company
1,250,000	4.000%, 11/15/2029	1,359,048

	Total	21,972,984

Capital Goods (0.7%)
	AECOM
530,000	5.875%, 10/15/2024	576,110
890,000	5.125%, 3/15/2027	934,500
	Amsted Industries, Inc.
925,000	5.625%, 7/1/2027[g]	975,875
	Ardagh Packaging Finance plc
1,310,000	6.000%, 2/15/2025[g]	1,369,736
	Boeing Company
775,000	3.850%, 11/1/2048	844,265
	Bombardier, Inc.
1,945,000	7.500%, 3/15/2025[g]	1,942,569
	Building Materials Corporation of America
1,325,000	6.000%, 10/15/2025[g]	1,389,209
	Cemex SAB de CV
1,285,000	6.125%, 5/5/2025[g]	1,336,400
	Cintas Corporation No. 2
840,000	3.700%, 4/1/2027	916,115
	CNH Industrial Capital, LLC
1,120,000	4.875%, 4/1/2021	1,159,402
	CNH Industrial NV
700,000	3.850%, 11/15/2027	721,506
	Covanta Holding Corporation
650,000	6.000%, 1/1/2027	684,125
	Crown Cork & Seal Company, Inc.
1,460,000	7.375%, 12/15/2026	1,773,900
	H&E Equipment Services, Inc.
850,000	5.625%, 9/1/2025	874,990
	Ingersoll-Rand Luxembourg Finance SA
1,225,000	3.500%, 3/21/2026	1,275,964
	L3Harris Technologies, Inc.
1,656,000	3.950%, 5/28/2024[g]	1,757,483
	Lockheed Martin Corporation
1,136,000	3.600%, 3/1/2035	1,225,344
1,024,000	4.500%, 5/15/2036	1,226,726
284,000	6.150%, 9/1/2036	393,145
	Northrop Grumman Corporation
1,960,000	3.850%, 4/15/2045	2,160,060

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Capital Goods (0.7%) - continued
	Owens-Brockway Glass Container, Inc.
$1,405,000	5.000%, 1/15/2022[g]	$1,449,187
	Republic Services, Inc.
850,000	2.900%, 7/1/2026	874,707
	Reynolds Group Issuer, Inc.
1,270,000	5.125%, 7/15/2023[g]	1,300,163
	Rockwell Collins, Inc.
1,700,000	2.800%, 3/15/2022	1,728,009
	Roper Technologies, Inc.
840,000	2.800%, 12/15/2021	853,453
435,000	3.650%, 9/15/2023	456,684
564,000	4.200%, 9/15/2028	620,292
	Siemens Financieringsmaatschappij NV
755,000	4.200%, 3/16/2047[g]	876,601
	Textron, Inc.
710,000	3.375%, 3/1/2028	730,426
	United Rentals North America, Inc.
1,305,000	5.500%, 7/15/2025	1,357,853
	United Technologies Corporation
1,575,000	4.450%, 11/16/2038	1,875,190
1,000,000	3.750%, 11/1/2046	1,098,182
1,410,000	4.050%, 5/4/2047	1,623,791

	Total	38,381,962

Collateralized Mortgage Obligations (1.2%)
	Ajax Mortgage Loan Trust
2,990,015	4.360%, 9/25/2065, Ser. 2018-C, Class Ab,g	3,024,610
	Alternative Loan Trust
971,877	6.000%, 8/1/2036, Ser. 2006-24CB, Class A9	816,399
	Angel Oak Mortgage Trust I, LLC
314,302	3.500%, 7/25/2046, Ser. 2016-1, Class A1[g]	316,140
	Bayview Koitere Fund Trust
1,248,054	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Ab,g	1,283,120
	Bellemeade Re, Ltd.
2,700,000	3.118%, (LIBOR 1M + 1.100%), 7/25/2029, Ser. 2019-3A, Class M1Ab,g	2,701,151
	BRAVO Residential Funding Trust
546,843	3.500%, 3/25/2058, Ser. 2019-1, Class A1Cg	557,421
	Citicorp Mortgage Securities, Inc.
2,773,567	6.000%, 7/25/2037, Ser. 2007-6, Class 1A4	2,731,847
	Citigroup Mortgage Loan Trust, Inc.
277,178	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	282,666
	COLT Funding, LLC
877,464	3.470%, 7/27/2048, Ser. 2018-2, Class A1[b,g]	880,456
	Countrywide Alternative Loan Trust
1,077,286	3.666%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	996,350
663,325	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	402,328
174,475	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	174,068
1,417,667	7.000%, 10/25/2037, Ser. 2007-24, Class A10	860,385

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Collateralized Mortgage Obligations (1.2%) - continued
	Countrywide Home Loans, Inc.
$321,919	5.750%, 4/25/2037, Ser. 2007-3, Class A27	$263,350
	Credit Suisse Mortgage Trust
3,747,561	3.850%, 9/25/2057, Ser. 2018-RPL9, Class A1[b,g]	3,889,321
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
195,645	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	177,025
	Ellington Financial Mortgage Trust
2,000,911	4.140%, 10/25/2058, Ser. 2018-1, Class A1FXb,g	2,026,091
	Federal Home Loan Mortgage Corporation
2,580,309	4.000%, 7/15/2031, Ser. 4104, Class KIi	173,625
	Federal Home Loan Mortgage Corporation - REMIC
12,600,000	3.859%, 11/25/2028, Ser. K086, Class A2[b,j]	14,246,092
2,986,937	3.000%, 2/15/2033, Ser. 4170, Class IGi	311,778
3,493,083	3.000%, 3/15/2033, Ser. 4180, Class PIi	355,393
	Federal National Mortgage Association - REMIC
6,915,220	3.000%, 12/25/2027, Ser. 2012-137, Class AIi	501,744
	Galton Funding Mortgage Trust 2017-1
2,760,976	4.500%, 10/25/2058, Ser. 2018-2, Class A41[b,g]	2,824,889
	GCAT Trust
187,624	2.985%, 2/25/2059, Ser. 2019-NQM1, Class A1[g,h]	188,059
	Greenpoint Mortgage Funding Trust
808,119	2.218%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	724,862
	GS Mortgage-Backed Securities Trust
1,106,543	2.625%, 1/25/2059, Ser. 2019-SL1, Class A1[b,g]	1,099,387
	MASTR Alternative Loans Trust
1,180,197	2.468%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	398,020
	Merrill Lynch Alternative Note Asset Trust
247,135	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	183,259
	Preston Ridge Partners Mortgage Trust, LLC
2,617,508	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[g,h]	2,636,005
	Pretium Mortgage Credit Partners, LLC
1,327,958	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[g,h]	1,338,971
	RCO 2017-INV1 Trust
2,077,761	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,g	2,065,394

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Collateralized Mortgage Obligations (1.2%) - continued
	RCO Mortgage, LLC
$1,337,152	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[b,g]	$1,363,770
	Renaissance Home Equity Loan Trust
2,261,538	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[h]	1,190,912
	Residential Accredit Loans, Inc. Trust
1,051,695	6.000%, 8/25/2035, Ser. 2005-QS10, Class 2A	1,059,152
376,067	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	373,214
	Sequoia Mortgage Trust
1,313,770	3.402%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	1,070,469
	Verus Securitization Trust
829,818	2.853%, 1/25/2047, Ser. 2017-1A, Class A1[b,g]	828,595
1,251,422	2.485%, 7/25/2047, Ser. 2017-2A, Class A1[b,g]	1,244,571
652,500	3.836%, 2/25/2059, Ser. 2019-1, Class A1[b,g]	659,688
492,023	3.211%, 4/25/2059, Ser. 2019-2, Class A1[b,g]	494,719
1,028,776	3.345%, 4/25/2059, Ser. 2019-2, Class A2[b,g]	1,034,571
3,171,912	2.913%, 7/25/2059, Ser. 2019-INV2, Class A1[b,g]	3,180,396
	WaMu Mortgage Pass Through Certificates
192,747	3.811%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	185,720
193,378	3.909%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	189,986

	Total	61,305,969

Commercial Mortgage-Backed Securities (1.7%)
	Benchmark 2019-B13 Mortgage Trust
3,500,000	2.952%, 8/15/2057, Ser. 2019-B13, Class A4[e]	3,630,589
	CSAIL Commercial Mortgage Trust
4,400,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	4,663,571
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,250,000	3.422%, 2/25/2052, Ser. K090, Class A2[j]	1,376,550
9,350,000	3.780%, 10/25/2028, Ser. K084, Class A2[b,j]	10,501,533
8,750,000	3.505%, 3/25/2029, Ser. K091, Class A2[j]	9,699,262
1,033,717	3.000%, 3/15/2045, Ser. 4741, Class GA	1,062,898
	Federal National Mortgage Association
7,525,000	3.410%, 5/1/2028	8,019,309
4,600,000	3.640%, 6/1/2028	4,952,166
1,850,000	3.710%, 7/1/2028	1,990,228
	Federal National Mortgage Association - ACES
2,825,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2[b]	2,880,774

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Commercial Mortgage-Backed Securities (1.7%) - continued
$2,500,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	$2,623,957
4,500,000	3.555%, 9/25/2028, Ser. 2019-M1, Class A2[b]	4,974,793
6,700,000	3.639%, 8/25/2030, Ser. 2018-M12, Class A2[b]	7,497,287
	Federal National Mortgage Association Grantor Trust
5,590,455	2.898%, 6/25/2027, Ser. 2017-T1, Class Aj	5,846,793
	GS Mortgage Securities Trust
2,670,111	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	2,823,458
4,000,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	4,259,758
4,000,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	4,214,798
	UBS Commercial Mortgage Trust
2,600,000	2.921%, 9/15/2052, Ser. 2019-C17, Class A4[e]	2,676,186
3,875,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	4,394,187
	Wells Fargo Commercial Mortgage Trust
2,500,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	2,679,236

	Total	90,767,333

Communications Services (1.4%)
	AMC Networks, Inc.
1,225,000	5.000%, 4/1/2024	1,261,750
	AT&T, Inc.
1,550,000	4.350%, 3/1/2029	1,712,957
822,000	4.300%, 2/15/2030	904,655
1,100,000	5.250%, 3/1/2037	1,295,179
1,590,000	4.900%, 8/15/2037	1,806,603
840,000	6.350%, 3/15/2040	1,067,501
950,000	5.550%, 8/15/2041	1,133,976
546,000	4.750%, 5/15/2046	605,875
1,380,000	5.450%, 3/1/2047	1,667,263
	British Sky Broadcasting Group plc
1,100,000	3.125%, 11/26/2022[g]	1,135,724
	British Telecommunications plc
1,225,000	4.500%, 12/4/2023	1,317,571
	CCO Holdings, LLC
1,500,000	5.875%, 4/1/2024[g]	1,565,190
1,100,000	5.500%, 5/1/2026[g]	1,152,140
640,000	5.125%, 5/1/2027[g]	668,000
	Charter Communications Operating, LLC
700,000	4.500%, 2/1/2024	752,098
1,400,000	4.200%, 3/15/2028	1,473,842
1,320,000	6.484%, 10/23/2045	1,608,414
	Comcast Corporation
1,325,000	4.950%, 10/15/2058	1,699,928
850,000	4.049%, 11/1/2052	945,881
875,000	2.750%, 3/1/2023	896,386
750,000	3.950%, 10/15/2025	816,599
1,250,000	4.250%, 10/15/2030	1,422,760
690,000	4.400%, 8/15/2035	805,383
1,115,000	4.750%, 3/1/2044	1,362,212
550,000	4.600%, 8/15/2045	661,494
	Cox Communications, Inc.
1,400,000	3.350%, 9/15/2026[g]	1,446,286

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Communications Services (1.4%) - continued
$568,000	4.600%, 8/15/2047[g]	$623,759
	Crown Castle International Corporation
792,000	5.250%, 1/15/2023	864,149
1,136,000	3.200%, 9/1/2024	1,170,707
	Discovery Communications, LLC
1,420,000	4.900%, 3/11/2026	1,578,066
	Embarq Corporation
700,000	7.995%, 6/1/2036	691,908
	Frontier Communications Corporation
620,000	8.000%, 4/1/2027[g]	653,908
	Gray Television, Inc.
1,360,000	5.875%, 7/15/2026[g]	1,414,400
	Level 3 Communications, Inc.
2,080,000	5.375%, 1/15/2024	2,121,288
	Level 3 Financing, Inc.
200,000	5.375%, 5/1/2025	207,250
	Moody’s Corporation
770,000	2.750%, 12/15/2021	780,163
	Neptune Finco Corporation
1,769,000	10.875%, 10/15/2025[g]	2,003,304
	Netflix, Inc.
1,365,000	4.875%, 4/15/2028	1,388,819
	Nexstar Escrow Corporation
811,000	5.625%, 8/1/2024[g]	844,129
	Omnicom Group, Inc.
530,000	3.600%, 4/15/2026	558,793
	Sirius XM Radio, Inc.
1,250,000	5.000%, 8/1/2027[g]	1,289,313
	Sprint Communications, Inc.
1,485,000	6.000%, 11/15/2022	1,577,813
	Sprint Corporation
1,255,000	7.625%, 2/15/2025	1,380,500
	Telefonica Emisiones SAU
825,000	4.570%, 4/27/2023	889,296
475,000	4.665%, 3/6/2038	522,687
	Time Warner Entertainment Company, LP
1,341,000	8.375%, 3/15/2023	1,587,795
	T-Mobile USA, Inc.
1,990,000	4.500%, 2/1/2026	2,048,307
	Verizon Communications, Inc.
1,104,000	5.150%, 9/15/2023	1,234,712
1,311,000	3.376%, 2/15/2025	1,384,645
575,000	3.258%, (LIBOR 3M + 1.100%), 5/15/2025[b]	583,887
859,000	4.272%, 1/15/2036	967,445
2,272,000	4.862%, 8/21/2046	2,778,007
	Viacom, Inc.
560,000	4.250%, 9/1/2023	593,885
1,095,000	6.875%, 4/30/2036	1,405,730
840,000	5.850%, 9/1/2043	1,033,079
	Virgin Media Secured Finance plc
1,225,000	5.250%, 1/15/2026[g]	1,258,688
	Vodafone Group plc
1,250,000	4.875%, 6/19/2049	1,392,732
	Walt Disney Company
2,115,000	6.400%, 12/15/2035[g]	3,050,477

	Total	71,065,308

Consumer Cyclical (1.1%)
	Allison Transmission, Inc.
1,620,000	5.000%, 10/1/2024[g]	1,655,438

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Consumer Cyclical (1.1%) - continued
	Amazon.com, Inc.
$1,420,000	3.875%, 8/22/2037	$1,631,535
852,000	4.050%, 8/22/2047	1,025,498
	American Honda Finance Corporation
1,250,000	2.150%, 9/10/2024	1,243,121
	Brookfield Property REIT, Inc.
655,000	5.750%, 5/15/2026[g]	684,475
	Brookfield Residential Properties, Inc.
900,000	6.250%, 9/15/2027[g]	904,500
	Cinemark USA, Inc.
1,195,000	4.875%, 6/1/2023	1,211,431
	D.R. Horton, Inc.
1,175,000	2.550%, 12/1/2020	1,178,451
	Ford Motor Credit Company, LLC
100,000	8.125%, 1/15/2020	101,654
420,000	3.200%, 1/15/2021	420,551
1,300,000	5.596%, 1/7/2022	1,365,851
385,000	3.374%, (LIBOR 3M + 1.270%), 3/28/2022[b]	379,725
1,500,000	2.979%, 8/3/2022	1,485,189
	General Motors Company
1,365,000	3.034%, (LIBOR 3M + 0.900%), 9/10/2021[b]	1,363,731
1,550,000	5.000%, 10/1/2028	1,647,821
	General Motors Financial Company, Inc.
512,000	4.200%, 3/1/2021	523,030
1,250,000	3.150%, 6/30/2022	1,264,465
560,000	3.950%, 4/13/2024	576,268
	Hanesbrands, Inc.
1,000,000	4.875%, 5/15/2026[g]	1,056,500
	Hilton Domestic Operating Company, Inc.
1,290,000	4.875%, 1/15/2030[g]	1,362,047
	Home Depot, Inc.
1,330,000	5.400%, 9/15/2040	1,770,757
840,000	4.250%, 4/1/2046	1,005,013
1,400,000	3.900%, 6/15/2047	1,603,965
	Hyundai Capital America
1,850,000	3.000%, 6/20/2022[g]	1,864,057
	L Brands, Inc.
650,000	5.625%, 2/15/2022	684,938
650,000	6.694%, 1/15/2027	638,625
	Landry’s, Inc.
1,250,000	6.750%, 10/15/2024[g]	1,281,250
	Lear Corporation
900,000	5.250%, 1/15/2025	929,663
	Lennar Corporation
825,000	4.125%, 1/15/2022	844,594
1,985,000	4.875%, 12/15/2023	2,109,063
	Live Nation Entertainment, Inc.
420,000	5.375%, 6/15/2022[g]	425,250
925,000	5.625%, 3/15/2026[g]	983,969
	Macy’s Retail Holdings, Inc.
1,690,000	2.875%, 2/15/2023	1,668,615
	Mastercard, Inc.
830,000	3.950%, 2/26/2048	982,358
	Mattamy Group Corporation
1,220,000	6.500%, 10/1/2025[g]	1,281,000
	McDonald’s Corporation
1,365,000	4.450%, 3/1/2047	1,568,374
	MGM Resorts International
1,315,000	6.000%, 3/15/2023	1,448,736

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Consumer Cyclical (1.1%) - continued
	Navistar International Corporation
$1,200,000	6.625%, 11/1/2025[g]	$1,218,000
	New Red Finance, Inc.
1,330,000	4.250%, 5/15/2024[g]	1,368,184
	Prime Security Services Borrower, LLC
1,310,000	5.750%, 4/15/2026[g]	1,364,103
	Scientific Games International, Inc.
650,000	5.000%, 10/15/2025[g]	670,670
	ServiceMaster Company, LLC
1,300,000	5.125%, 11/15/2024[g]	1,348,750
	Six Flags Entertainment Corporation
1,290,000	4.875%, 7/31/2024[g]	1,335,150
	Viking Cruises, Ltd.
920,000	5.875%, 9/15/2027[g]	974,832
	Volkswagen Group of America Finance, LLC
1,500,000	4.250%, 11/13/2023[g]	1,598,255
	Walmart, Inc.
825,000	3.250%, 7/8/2029	891,645
	Yum! Brands, Inc.
1,300,000	5.000%, 6/1/2024[g]	1,348,750
330,000	4.750%, 1/15/2030[g]	340,313

	Total	54,630,160

Consumer Non-Cyclical (1.9%)
	Abbott Laboratories
140,000	2.900%, 11/30/2021	142,525
490,000	3.400%, 11/30/2023	515,118
1,000,000	4.750%, 11/30/2036	1,228,998
	AbbVie, Inc.
1,320,000	3.600%, 5/14/2025	1,372,619
560,000	4.700%, 5/14/2045	598,273
	Albertson’s Companies, LLC
1,360,000	7.500%, 3/15/2026[g]	1,513,000
	Allergan, Inc.
1,100,000	2.800%, 3/15/2023	1,110,198
	Altria Group, Inc.
700,000	4.400%, 2/14/2026	748,295
2,725,000	5.800%, 2/14/2039	3,159,903
	Anheuser-Busch Companies, LLC
1,439,000	3.650%, 2/1/2026	1,541,850
2,240,000	4.700%, 2/1/2036	2,590,653
	Anheuser-Busch InBev Worldwide, Inc.
2,725,000	4.750%, 4/15/2058	3,173,007
1,350,000	4.375%, 4/15/2038	1,511,731
150,000	4.600%, 4/15/2048	172,912
	Anthem, Inc.
1,400,000	4.625%, 5/15/2042	1,551,681
	B&G Foods, Inc.
450,000	5.250%, 9/15/2027	460,170
	BAT Capital Corporation
852,000	3.222%, 8/15/2024	862,298
1,136,000	4.540%, 8/15/2047	1,090,640
	Baxalta, Inc.
569,000	4.000%, 6/23/2025	613,352
	Bayer U.S. Finance II, LLC
1,380,000	4.250%, 12/15/2025[g]	1,473,316
	Becton, Dickinson and Company
214,000	3.734%, 12/15/2024	226,462
1,650,000	3.700%, 6/6/2027	1,748,168
840,000	4.669%, 6/6/2047	992,677
	Boston Scientific Corporation
750,000	4.000%, 3/1/2028	822,337

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Consumer Non-Cyclical (1.9%) - continued
$840,000	7.375%, 1/15/2040	$1,278,032
	Bunge, Ltd. Finance Corporation
300,000	3.500%, 11/24/2020	303,239
	Cargill, Inc.
1,200,000	3.250%, 5/23/2029[g]	1,284,200
	Celgene Corporation
2,285,000	2.875%, 8/15/2020	2,297,563
	Centene Corporation
1,640,000	4.750%, 1/15/2025	1,683,460
	Cigna Corporation
290,000	3.193%, (LIBOR 3M + 0.890%), 7/15/2023[b]	290,654
1,050,000	4.125%, 11/15/2025	1,130,626
760,000	3.050%, 10/15/2027	773,486
1,325,000	4.800%, 8/15/2038	1,488,785
	Clorox Company
1,680,000	3.100%, 10/1/2027	1,752,706
	Conagra Brands, Inc.
600,000	3.800%, 10/22/2021	619,183
935,000	4.300%, 5/1/2024	1,003,350
	Constellation Brands, Inc.
1,120,000	3.600%, 2/15/2028	1,182,735
	CVS Health Corporation
556,000	3.700%, 3/9/2023	578,700
275,000	4.000%, 12/5/2023	290,621
1,370,000	4.100%, 3/25/2025	1,462,880
1,870,000	4.875%, 7/20/2035	2,091,248
1,630,000	4.780%, 3/25/2038	1,796,915
1,380,000	5.050%, 3/25/2048	1,569,381
	EMD Finance, LLC
1,128,000	2.950%, 3/19/2022[g]	1,141,454
	Energizer Holdings, Inc.
1,300,000	5.500%, 6/15/2025[g]	1,345,929
	Express Scripts Holding Company
1,685,000	4.800%, 7/15/2046	1,887,479
	HCA, Inc.
1,900,000	5.375%, 2/1/2025	2,075,750
	Imperial Brands Finance plc
1,200,000	3.875%, 7/26/2029[g]	1,209,566
	JBS USA Lux SA
1,370,000	5.500%, 1/15/2030[g]	1,452,173
	JBS USA, LLC
610,000	5.750%, 6/15/2025[g]	635,510
	Keurig Dr Pepper, Inc.
1,100,000	3.551%, 5/25/2021	1,124,316
	Kimberly-Clark Corporation
1,410,000	3.900%, 5/4/2047	1,617,889
	Kraft Foods Group, Inc.
1,056,000	5.000%, 6/4/2042	1,089,312
	Kraft Heinz Foods Company
1,650,000	3.375%, 6/15/2021	1,671,353
1,100,000	4.875%, 10/1/2049[g]	1,110,158
	Kroger Company
710,000	2.800%, 8/1/2022	722,459
	Medtronic, Inc.
945,000	4.375%, 3/15/2035	1,137,786
80,000	4.625%, 3/15/2045	102,674
	Merck & Company, Inc.
260,000	3.700%, 2/10/2045	294,359
	Mondelez International Holdings
	Netherlands BV
1,200,000	2.000%, 10/28/2021[g]	1,197,599
	Mylan, Inc.
260,000	3.125%, 1/15/2023[g]	262,705

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Consumer Non-Cyclical (1.9%) - continued
	Nestle Holdings, Inc.
$900,000	3.900%, 9/24/2038[g]	$1,040,325
	Par Pharmaceutical, Inc.
660,000	7.500%, 4/1/2027[g]	600,600
	Perrigo Finance Unlimited Company
833,000	4.900%, 12/15/2044	780,100
	Post Holdings, Inc.
560,000	5.500%, 3/1/2025[g]	586,600
	Reynolds American, Inc.
1,563,000	5.700%, 8/15/2035	1,745,304
	Roche Holdings, Inc.
768,000	4.000%, 11/28/2044[g]	915,930
	Shire Acquisitions Investments Ireland Designated Activity Company
1,680,000	2.400%, 9/23/2021	1,687,789
	Simmons Foods, Inc.
1,295,000	5.750%, 11/1/2024[g]	1,262,625
	Smithfield Foods, Inc.
1,320,000	2.700%, 1/31/2020[g]	1,319,223
820,000	2.650%, 10/3/2021[g]	812,120
	Spectrum Brands, Inc.
1,250,000	5.750%, 7/15/2025	1,304,363
	Tenet Healthcare Corporation
350,000	4.625%, 7/15/2024	359,706
970,000	5.125%, 11/1/2027[g]	1,002,350
	Tyson Foods, Inc.
560,000	3.550%, 6/2/2027	593,505
	UnitedHealth Group, Inc.
1,400,000	2.950%, 10/15/2027	1,445,489
2,470,000	4.625%, 7/15/2035	2,993,657
	Valeant Pharmaceuticals International, Inc.
650,000	5.875%, 5/15/2023[g]	658,125
	VRX Escrow Corporation
2,555,000	6.125%, 4/15/2025[g]	2,650,813
	Zimmer Biomet Holdings, Inc.
900,000	3.550%, 4/1/2025	945,025
	Zoetis, Inc.
1,870,000	4.700%, 2/1/2043	2,243,666

	Total	97,123,733

Energy (1.4%)
	Alliance Resource Operating Partners, LP
850,000	7.500%, 5/1/2025[g]	839,375
	Antero Resources Corporation
1,275,000	5.125%, 12/1/2022	1,118,812
	BP Capital Markets America, Inc.
285,000	3.119%, 5/4/2026	297,507
	BP Capital Markets plc
760,000	3.535%, 11/4/2024	807,000
1,960,000	3.279%, 9/19/2027	2,063,339
	Canadian Oil Sands, Ltd.
750,000	9.400%, 9/1/2021[g]	837,230
	Cenovus Energy, Inc.
1,000,000	5.400%, 6/15/2047	1,126,507
	Cheniere Corpus Christi Holdings, LLC
1,260,000	7.000%, 6/30/2024	1,447,425
1,185,000	5.875%, 3/31/2025	1,318,313
	Cheniere Energy Partners, LP
1,365,000	5.625%, 10/1/2026	1,448,470
	Chesapeake Energy Corporation
1,110,000	7.000%, 10/1/2024	796,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Energy (1.4%) - continued
	ConocoPhillips
$1,400,000	6.500%, 2/1/2039	$2,025,856
	Continental Resources, Inc.
770,000	5.000%, 9/15/2022	776,784
1,375,000	4.375%, 1/15/2028	1,420,740
	Diamondback Energy, Inc.
980,000	4.750%, 11/1/2024	1,003,275
620,000	5.375%, 5/31/2025	647,007
	El Paso Pipeline Partners Operating Company, LLC
840,000	4.300%, 5/1/2024	898,418
	Enbridge Energy Partners, LP
1,400,000	5.875%, 10/15/2025	1,630,911
	Enbridge, Inc.
975,000	2.900%, 7/15/2022	993,508
	Energy Transfer Operating, LP
450,000	4.200%, 9/15/2023	473,423
1,340,000	6.000%, 6/15/2048	1,584,076
	Energy Transfer Partners, LP
765,000	4.900%, 3/15/2035	790,230
600,000	5.150%, 2/1/2043	623,622
	Eni SPA
1,365,000	4.000%, 9/12/2023[g]	1,445,141
	EnLink Midstream Partners, LP
575,000	4.150%, 6/1/2025	533,313
2,090,000	4.850%, 7/15/2026	1,985,500
	EQM Midstream Partners LP
1,365,000	4.750%, 7/15/2023	1,370,140
	Hess Corporation
2,115,000	3.500%, 7/15/2024	2,158,643
	Kinder Morgan Energy Partners, LP
765,000	3.500%, 3/1/2021	776,547
1,400,000	6.500%, 9/1/2039	1,772,303
	Magellan Midstream Partners, LP
750,000	5.000%, 3/1/2026	842,019
	Marathon Oil Corporation
840,000	2.700%, 6/1/2020	841,643
860,000	6.600%, 10/1/2037	1,070,361
	Marathon Petroleum Corporation
1,680,000	4.750%, 12/15/2023	1,823,305
636,000	6.500%, 3/1/2041	792,008
	MPLX, LP
1,200,000	4.875%, 12/1/2024	1,317,418
1,680,000	4.875%, 6/1/2025	1,848,388
	Nabors Industries, Inc.
885,000	5.750%, 2/1/2025	654,900
	Newfield Exploration Company
1,000,000	5.625%, 7/1/2024	1,103,252
	Noble Energy, Inc.
1,250,000	5.050%, 11/15/2044	1,364,367
	Occidental Petroleum Corporation
1,338,000	4.850%, 3/15/2021	1,383,452
846,000	3.200%, 8/15/2026	852,257
	Parsley Energy, LLC
1,025,000	5.625%, 10/15/2027[g]	1,058,313
	Petrobras Global Finance BV
712,000	5.093%, 1/15/2030[g]	742,723
	Phillips 66
1,130,000	3.900%, 3/15/2028	1,218,421
	Pioneer Natural Resources Company
500,000	4.450%, 1/15/2026	547,843
	Plains All American Pipeline, LP
1,300,000	5.000%, 2/1/2021	1,333,629
	Precision Drilling Corporation
540,000	7.125%, 1/15/2026[g]	499,500

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Energy (1.4%) - continued
	Sabine Pass Liquefaction, LLC
$840,000	6.250%, 3/15/2022	$905,099
1,000,000	5.625%, 4/15/2023	1,086,652
1,140,000	5.750%, 5/15/2024	1,270,779
	Schlumberger Holdings Corporation
1,380,000	4.000%, 12/21/2025[g]	1,471,489
	Southwestern Energy Company
1,260,000	7.500%, 4/1/2026	1,096,200
	Suncor Energy, Inc.
780,000	3.600%, 12/1/2024	822,351
	Sunoco, LP
625,000	5.500%, 2/15/2026	652,294
935,000	5.875%, 3/15/2028	992,269
	Tallgrass Energy Partners, LP
2,060,000	5.500%, 1/15/2028[g]	2,013,444
	Transocean Guardian, Ltd.
1,143,650	5.875%, 1/15/2024[g]	1,149,368
	W&T Offshore, Inc.
860,000	9.750%, 11/1/2023[g]	820,973
	Western Gas Partners, LP
1,120,000	4.000%, 7/1/2022	1,133,570
	Williams Companies, Inc.
1,400,000	7.500%, 1/15/2031	1,841,133
	Williams Partners, LP
700,000	4.000%, 11/15/2021	719,520
375,000	3.600%, 3/15/2022	385,204
710,000	4.500%, 11/15/2023	760,008
	Woodside Finance, Ltd.
1,400,000	3.650%, 3/5/2025[g]	1,443,105
565,000	3.700%, 3/15/2028[g]	580,101
	WPX Energy, Inc.
1,210,000	5.750%, 6/1/2026	1,240,250

	Total	74,687,448

Financials (3.3%)
	ACE INA Holdings, Inc.
737,000	4.350%, 11/3/2045	905,079
	AerCap Ireland Capital, Ltd.
420,000	5.000%, 10/1/2021	441,589
980,000	3.500%, 1/15/2025	1,000,199
	Aircastle, Ltd.
1,650,000	5.000%, 4/1/2023	1,767,138
	Ally Financial, Inc.
1,310,000	5.750%, 11/20/2025	1,467,226
	American International Group, Inc.
1,705,000	3.750%, 7/10/2025	1,800,756
1,560,000	3.900%, 4/1/2026	1,661,338
	Aviation Capital Group, LLC
1,135,000	2.875%, 1/20/2022[g]	1,139,626
	Avolon Holdings Funding, Ltd.
700,000	5.250%, 5/15/2024[g]	749,490
	Banco Santander SA
	3.460%, (LIBOR 3M +
1,200,000	1.120%), 4/12/2023[b]	1,201,105
	Bank of America Corporation
700,000	3.499%, 5/17/2022[b]	713,865
1,065,000	3.300%, 1/11/2023	1,101,013
1,130,000	2.881%, 4/24/2023[b]	1,147,013
1,056,000	4.000%, 4/1/2024	1,133,084
1,000,000	4.200%, 8/26/2024	1,072,636
1,580,000	4.000%, 1/22/2025	1,678,372
1,450,000	3.458%, 3/15/2025[b]	1,512,898
1,400,000	3.093%, 10/1/2025[b]	1,442,033
1,704,000	4.183%, 11/25/2027	1,833,418
1,160,000	3.824%, 1/20/2028[b]	1,246,611

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Financials (3.3%) - continued
$750,000	3.194%, 7/23/2030[b]	$773,942
	Bank of Nova Scotia
1,200,000	2.700%, 3/7/2022	1,220,990
	Barclays Bank plc
264,000	10.179%, 6/12/2021[g]	295,242
	Barclays plc
1,825,000	3.250%, 1/12/2021	1,838,220
1,300,000	4.610%, 2/15/2023[b]	1,350,531
	Boston Properties, LP
850,000	4.500%, 12/1/2028	967,101
	BPCE SA
725,000	3.000%, 5/22/2022[g]	735,693
1,960,000	3.500%, 10/23/2027[g]	2,040,353
	Camden Property Trust
1,500,000	3.150%, 7/1/2029	1,561,121
	Capital One Financial Corporation
1,120,000	3.050%, 3/9/2022	1,142,328
1,000,000	4.200%, 10/29/2025	1,065,754
	Capital One NA
1,050,000	2.150%, 9/6/2022	1,049,110
	CIT Group, Inc.
1,325,000	5.000%, 8/15/2022	1,403,705
	Citigroup, Inc.
690,000	4.050%, 7/30/2022	722,361
840,000	3.142%, 1/24/2023[b]	855,567
1,990,000	4.400%, 6/10/2025	2,139,622
1,120,000	3.200%, 10/21/2026	1,156,265
1,704,000	3.668%, 7/24/2028[b]	1,803,559
840,000	4.125%, 7/25/2028	904,357
1,400,000	3.520%, 10/27/2028[b]	1,466,572
828,000	4.650%, 7/23/2048	1,013,350
	CNA Financial Corporation
450,000	3.900%, 5/1/2029	486,309
	Commerzbank AG
1,400,000	8.125%, 9/19/2023[g]	1,632,663
	Commonwealth Bank of Australia
190,000	2.250%, 3/10/2020[g]	190,173
	Compass Bank
1,150,000	3.500%, 6/11/2021	1,168,982
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,560,000	3.950%, 11/9/2022	1,624,860
1,330,000	4.625%, 12/1/2023	1,430,010
	Credit Agricole SA
400,000	3.375%, 1/10/2022[g]	408,942
	Credit Suisse Group AG
775,000	7.250%, 9/12/2025[b,g,k]	829,250
1,065,000	3.869%, 1/12/2029[b,g]	1,121,740
	Credit Suisse Group Funding, Ltd.
1,024,000	3.750%, 3/26/2025	1,076,068
	Danske Bank AS
900,000	3.244%, 12/20/2025[b,g]	907,338
	Deutsche Bank AG
846,000	2.700%, 7/13/2020	844,261
1,630,000	3.375%, 5/12/2021	1,625,290
700,000	4.250%, 10/14/2021	710,099
300,000	4.875%, 12/1/2032[b]	271,614
	Discover Bank
1,135,000	8.700%, 11/18/2019	1,143,778
600,000	2.450%, 9/12/2024	598,372
1,410,000	4.682%, 8/9/2028[b]	1,474,148
	Duke Realty, LP
260,000	3.875%, 2/15/2021	265,323
780,000	4.375%, 6/15/2022	819,458

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Financials (3.3%) - continued
	ERP Operating, LP
$267,000	3.375%, 6/1/2025	$282,239
	Fidelity National Financial, Inc.
1,125,000	5.500%, 9/1/2022	1,207,318
	Fifth Third Bancorp
915,000	2.600%, 6/15/2022	924,826
	Five Corners Funding Trust
2,450,000	4.419%, 11/15/2023[g]	2,648,799
	GE Capital International Funding Company
4,915,000	4.418%, 11/15/2035	5,155,398
	Goldman Sachs Group, Inc.
1,975,000	5.375%, 5/10/2020[b,k]	1,989,812
448,000	5.250%, 7/27/2021	472,062
1,685,000	2.876%, 10/31/2022[b]	1,704,512
1,120,000	2.908%, 6/5/2023[b]	1,134,734
1,000,000	3.625%, 2/20/2024	1,049,084
1,980,000	3.691%, 6/5/2028[b]	2,078,717
460,000	4.750%, 10/21/2045	553,176
	HCP, Inc.
426,000	4.000%, 12/1/2022	446,066
520,000	3.400%, 2/1/2025	539,213
	HSBC Holdings plc
2,025,000	3.400%, 3/8/2021	2,055,982
1,075,000	6.875%, 6/1/2021[b,k]	1,127,675
925,000	2.650%, 1/5/2022	931,638
1,525,000	3.803%, 3/11/2025[b]	1,588,688
1,040,000	3.900%, 5/25/2026	1,102,946
	Icahn Enterprises, LP
250,000	6.750%, 2/1/2024	260,000
885,000	6.375%, 12/15/2025	930,589
	ING Groep NV
855,000	3.150%, 3/29/2022	874,292
1,050,000	4.100%, 10/2/2023	1,114,679
	International Lease Finance Corporation
550,000	5.875%, 8/15/2022	602,607
	Iron Mountain, Inc.
745,000	6.000%, 8/15/2023	762,582
	J.P. Morgan Chase & Company
670,000	2.295%, 8/15/2021	671,778
1,400,000	2.700%, 5/18/2023	1,424,013
565,000	3.513%, (LIBOR 3M + 1.230%), 10/24/2023[b]	573,958
1,040,000	3.625%, 5/13/2024	1,102,039
1,200,000	3.875%, 9/10/2024	1,278,482
1,040,000	3.125%, 1/23/2025	1,077,619
25,000	3.900%, 7/15/2025	26,976
105,000	3.300%, 4/1/2026	109,990
1,350,000	4.203%, 7/23/2029[b]	1,499,920
1,000,000	4.452%, 12/5/2029[b]	1,131,156
1,700,000	3.882%, 7/24/2038[b]	1,866,816
	Kimco Realty Corporation
2,272,000	3.300%, 2/1/2025	2,343,457
	Liberty Mutual Group, Inc.
560,000	4.950%, 5/1/2022[g]	593,635
	Lloyds Bank plc
750,000	2.699%, (LIBOR 3M + 0.490%), 5/7/2021[b]	749,924
	Lloyds Banking Group plc
1,405,000	2.907%, 11/7/2023[b]	1,407,786
	Marsh & McLennan Companies, Inc.
1,100,000	3.875%, 3/15/2024	1,172,644
	MassMutual Global Funding
920,000	2.750%, 6/22/2024[g]	941,478

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Financials (3.3%) - continued
	MetLife, Inc.
$1,025,000	4.050%, 3/1/2045	$1,146,712
	Mitsubishi UFJ Financial Group, Inc.
1,680,000	3.455%, 3/2/2023	1,738,825
1,420,000	3.287%, 7/25/2027	1,484,890
	Morgan Stanley
560,000	5.550%, 7/15/2020[b,k]	567,756
500,000	2.625%, 11/17/2021	504,557
1,260,000	2.750%, 5/19/2022	1,278,127
660,000	4.875%, 11/1/2022	707,750
1,120,000	3.125%, 1/23/2023	1,148,913
1,350,000	4.350%, 9/8/2026	1,463,574
1,704,000	3.591%, 7/22/2028[b]	1,797,332
	MPT Operating Partnership, LP
665,000	6.375%, 3/1/2024	697,113
675,000	4.625%, 8/1/2029	695,250
	Nationwide Building Society
650,000	3.622%, 4/26/2023[b,g]	662,661
	New York Life Global Funding
840,000	2.300%, 6/10/2022[g,l]	844,710
	Park Aerospace Holdings, Ltd.
700,000	4.500%, 3/15/2023[g]	724,360
	Prudential Financial, Inc.
900,000	3.700%, 3/13/2051	930,188
	Quicken Loans, Inc.
1,315,000	5.750%, 5/1/2025[g]	1,356,094
	Realty Income Corporation
1,120,000	4.125%, 10/15/2026	1,233,847
	Regency Centers, LP
1,680,000	4.125%, 3/15/2028	1,824,353
	Reinsurance Group of America, Inc.
965,000	4.700%, 9/15/2023	1,042,813
650,000	3.900%, 5/15/2029	691,769
	Royal Bank of Scotland Group plc
425,000	6.125%, 12/15/2022	459,864
500,000	6.100%, 6/10/2023	544,599
800,000	3.875%, 9/12/2023	825,601
1,265,000	5.125%, 5/28/2024	1,348,513
1,250,000	4.269%, 3/22/2025[b]	1,307,313
850,000	4.445%, 5/8/2030[b]	910,383
	Santander UK Group Holdings plc
896,000	2.875%, 10/16/2020	898,810
	Simon Property Group, LP
1,115,000	2.750%, 2/1/2023	1,137,609
1,120,000	4.250%, 11/30/2046	1,294,074
	SITE Centers Corporation
374,000	4.625%, 7/15/2022	390,936
	Societe Generale SA
840,000	4.750%, 11/24/2025[g]	902,381
	Sumitomo Mitsui Financial Group, Inc.
975,000	2.784%, 7/12/2022	989,515
840,000	3.102%, 1/17/2023	861,371
840,000	3.010%, 10/19/2026	863,319
	Synchrony Financial
330,000	4.250%, 8/15/2024	348,174
1,650,000	3.950%, 12/1/2027	1,691,774
	UBS Group Funding Jersey, Ltd.
768,000	4.125%, 9/24/2025[g]	829,830
	Ventas Realty, LP
200,000	3.100%, 1/15/2023	205,165
1,400,000	4.000%, 3/1/2028	1,502,831
	Voya Financial, Inc.
1,979,000	3.125%, 7/15/2024	2,043,297

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Financials (3.3%) - continued
	Wells Fargo & Company
$1,280,000	2.625%, 7/22/2022	$1,294,240
1,120,000	3.450%, 2/13/2023	1,156,951
1,200,000	4.125%, 8/15/2023	1,273,265
1,040,000	3.000%, 2/19/2025	1,067,880
600,000	3.000%, 4/22/2026	615,336
1,140,000	3.000%, 10/23/2026	1,169,131
1,930,000	4.900%, 11/17/2045	2,310,214
	Welltower, Inc.
435,000	3.950%, 9/1/2023	460,803
	ZB NA
1,350,000	3.500%, 8/27/2021	1,379,431

	Total	171,282,419

Foreign Government (<0.1%)
	Kommunalbanken AS
735,000	1.500%, 10/22/2019[g]	734,713

	Total	734,713

Mortgage-Backed Securities (12.1%)
	Federal National Mortgage Association
2,911,108	3.230%, 11/1/2020	2,923,128
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
44,000,000	2.500%, 10/1/2034[e]	44,378,985
80,100,000	3.500%, 10/1/2034[e]	82,847,179
148,075,000	3.000%, 10/1/2034[e]	151,377,767
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
414,926	4.321%, (LIBOR 12M + 1.550%), 7/1/2043[b]	429,910
134,675,000	3.500%, 10/1/2049[e]	138,173,393
207,850,000	3.000%, 10/1/2049[e]	211,016,464

	Total	631,146,826

Technology (0.8%)
	Apple, Inc.
1,120,000	3.200%, 5/11/2027	1,187,952
2,250,000	3.000%, 11/13/2027	2,364,204
1,975,000	3.750%, 9/12/2047	2,199,663
	Applied Materials, Inc.
560,000	3.300%, 4/1/2027	595,996
	Avnet, Inc.
820,000	3.750%, 12/1/2021	836,865
	Broadcom Corporation
851,000	3.875%, 1/15/2027	855,399
1,100,000	3.500%, 1/15/2028	1,073,200
	CommScope Technologies Finance, LLC
1,405,000	6.000%, 6/15/2025[g]	1,268,012
	Dell International, LLC/EMC Corporation
450,000	4.000%, 7/15/2024[g]	470,687
	Diamond 1 Finance Corporation
1,400,000	5.450%, 6/15/2023[g]	1,524,492
2,270,000	6.020%, 6/15/2026[g]	2,559,850
	Diamond Sports Group, LLC
1,310,000	6.625%, 8/15/2027[g,l]	1,357,226
	Equinix, Inc.
1,240,000	5.750%, 1/1/2025	1,291,212
	Harland Clarke Holdings Corporation
990,000	8.375%, 8/15/2022[g]	811,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Technology (0.8%) - continued
	Hewlett Packard Enterprise Company
$1,350,000	3.009%, (LIBOR 3M + 0.720%), 10/5/2021[b]	$1,350,123
565,000	4.400%, 10/15/2022	598,522
	Inception Merger Sub, Inc.
720,000	8.625%, 11/15/2024[g,l]	662,328
	Iron Mountain, Inc.
540,000	4.875%, 9/15/2029[g]	548,262
	Marvell Technology Group, Ltd.
825,000	4.200%, 6/22/2023	864,779
1,090,000	4.875%, 6/22/2028	1,210,825
	Microsoft Corporation
1,575,000	4.750%, 11/3/2055	2,124,103
1,575,000	4.200%, 11/3/2035	1,884,408
3,350,000	3.700%, 8/8/2046	3,839,466
	NCR Corporation
860,000	6.125%, 9/1/2029[g]	906,483
	NXP BV/NXP Funding, LLC
1,250,000	4.875%, 3/1/2024[g]	1,355,556
	Oracle Corporation
2,765,000	2.950%, 5/15/2025	2,876,198
1,400,000	3.850%, 7/15/2036	1,545,348
	Plantronics, Inc.
1,310,000	5.500%, 5/31/2023[g]	1,313,275
	SS&C Technologies, Inc.
1,250,000	5.500%, 9/30/2027[g]	1,306,281
	Texas Instruments, Inc.
1,380,000	4.150%, 5/15/2048	1,692,410
	Tyco Electronics Group SA
284,000	3.450%, 8/1/2024	296,598
568,000	3.125%, 8/15/2027	584,535

	Total	43,356,058

Transportation (0.2%)
	Air Canada Pass Through Trust
217,316	3.875%, 3/15/2023[g]	220,207
	Air Lease Corporation
435,000	3.500%, 1/15/2022	446,163
	Boeing Company
1,600,000	3.600%, 5/1/2034	1,735,852
	Burlington Northern Santa Fe, LLC
850,000	5.750%, 5/1/2040	1,144,108
1,285,000	5.050%, 3/1/2041	1,608,083
900,000	4.450%, 3/15/2043	1,069,548
	CSX Corporation
900,000	3.350%, 9/15/2049	879,907
	Delta Air Lines, Inc.
630,000	2.875%, 3/13/2020	631,347
	Hertz Corporation
690,000	5.500%, 10/15/2024[g]	691,035
	Penske Truck Leasing Company, LP
1,175,000	3.375%, 2/1/2022[g]	1,199,252
	United Continental Holdings, Inc.
1,320,000	4.875%, 1/15/2025	1,388,772
	XPO Logistics, Inc.
1,178,000	6.750%, 8/15/2024[g]	1,275,185

	Total	12,289,459

U.S. Government & Agencies (13.1%)
	U.S. Treasury Bonds
16,625,000	2.250%, 11/15/2027	17,391,958
34,750,000	2.875%, 5/15/2028	38,146,270
14,120,000	5.250%, 11/15/2028	18,396,264
1,075,000	4.375%, 5/15/2040	1,512,978
600,000	3.000%, 5/15/2042	702,094

Principal Amount	Long-Term Fixed Income (42.0%)	Value

U.S. Government & Agencies (13.1%) - continued
$27,658,000	2.500%, 5/15/2046	$29,810,138
35,200,000	2.875%, 5/15/2049	41,087,750
	U.S. Treasury Bonds, TIPS
54,443	2.375%, 1/15/2025	60,618
35,610	2.125%, 2/15/2040	47,388
	U.S. Treasury Notes
14,000,000	1.000%, 10/15/2019	13,994,116
35,530,000	1.500%, 10/31/2019	35,512,590
22,270,000	1.750%, 11/30/2019	22,258,646
3,990,000	2.250%, 3/31/2020	3,997,169
69,580,000	1.375%, 9/30/2020	69,278,305
21,800,000	2.750%, 11/30/2020	22,034,180
715,000	1.875%, 12/15/2020	715,642
28,750,000	2.500%, 2/28/2021	29,044,238
10,250,000	1.375%, 5/31/2021	10,192,344
58,454,000	1.125%, 8/31/2021	57,860,327
2,000,000	2.500%, 1/15/2022	2,038,750
22,230,000	1.875%, 7/31/2022	22,398,462
53,180,000	2.000%, 11/30/2022	53,855,137
6,540,000	2.500%, 3/31/2023	6,746,419
65,780,000	2.500%, 1/31/2024	68,331,544
12,780,000	2.125%, 7/31/2024	13,109,484
18,910,000	2.250%, 11/15/2024	19,533,439
14,120,000	2.125%, 11/30/2024	14,503,336
35,925,000	2.625%, 1/31/2026	38,102,953
28,580,000	2.500%, 2/28/2026	30,115,059

	Total	680,777,598

Utilities (1.1%)
	Ameren Illinois Company
720,000	4.500%, 3/15/2049	885,778
	American Electric Power Company, Inc.
1,722,000	2.950%, 12/15/2022	1,756,852
	Appalachian Power Company
560,000	3.300%, 6/1/2027	585,619
	Berkshire Hathaway Energy Company
900,000	4.500%, 2/1/2045	1,068,618
	Calpine Corporation
1,310,000	5.375%, 1/15/2023	1,326,375
	CenterPoint Energy, Inc.
435,000	3.850%, 2/1/2024	459,042
1,100,000	2.500%, 9/1/2024	1,098,588
750,000	4.250%, 11/1/2028	824,348
	CMS Energy Corporation
840,000	2.950%, 2/15/2027	847,107
	Commonwealth Edison Company
1,025,000	3.700%, 3/1/2045	1,106,223
	Consolidated Edison Company of New York, Inc.
1,900,000	4.125%, 5/15/2049	2,174,568
	Consolidated Edison, Inc.
384,000	4.500%, 12/1/2045	455,773
	Consumers Energy Company
1,025,000	4.350%, 4/15/2049	1,258,518
	DTE Electric Company
760,000	3.700%, 3/15/2045	827,377
890,000	3.700%, 6/1/2046	956,514
	Duke Energy Carolinas, LLC
1,960,000	3.700%, 12/1/2047	2,129,335
	Duke Energy Corporation
1,120,000	3.750%, 9/1/2046	1,155,065
	Duke Energy Florida, LLC
775,000	3.200%, 1/15/2027	812,674

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Utilities (1.1%) - continued
	Duke Energy Indiana, LLC
$1,085,000	3.750%, 5/15/2046	$1,166,447
	Edison International
290,000	2.950%, 3/15/2023	290,624
2,200,000	5.750%, 6/15/2027	2,472,603
	Energy Transfer Operating, LP
1,380,000	5.200%, 2/1/2022	1,456,353
	Eversource Energy
1,270,000	2.500%, 3/15/2021	1,273,974
	Exelon Corporation
792,000	4.450%, 4/15/2046	897,863
	FirstEnergy Corporation
350,000	2.850%, 7/15/2022	355,327
1,015,000	4.850%, 7/15/2047	1,206,313
	ITC Holdings Corporation
284,000	4.050%, 7/1/2023	298,948
560,000	5.300%, 7/1/2043	713,347
	MidAmerican Energy Holdings Company
1,586,000	6.500%, 9/15/2037	2,231,082
	Mississippi Power Company
800,000	3.950%, 3/30/2028	872,608
	Monongahela Power Company
780,000	5.400%, 12/15/2043[g]	1,046,346
	National Rural Utilities Cooperative Finance Corporation
500,000	3.900%, 11/1/2028	557,107
1,000,000	3.700%, 3/15/2029	1,105,495
	NextEra Energy Operating Partners, LP
1,260,000	3.875%, 10/15/2026[g]	1,260,000
	NiSource Finance Corporation
560,000	3.490%, 5/15/2027	587,521
1,475,000	5.650%, 2/1/2045	1,901,904
	Oncor Electric Delivery Company, LLC
2,240,000	3.750%, 4/1/2045	2,470,225
	Pacific Gas and Electric Company
800,000	3.300%, 12/1/2027[f,m]	792,000
800,000	3.950%, 12/1/2047[f,m]	774,000
	PPL Capital Funding, Inc.
1,275,000	5.000%, 3/15/2044	1,489,292
	PPL Electric Utilities Corporation
840,000	3.950%, 6/1/2047	954,944
	Public Service Electric & Gas Company
1,410,000	3.000%, 5/15/2027	1,468,507
	San Diego Gas and Electric Company
1,450,000	4.150%, 5/15/2048	1,652,217
	South Carolina Electric & Gas Company
1,560,000	5.100%, 6/1/2065	2,085,205
	Southern California Edison Company
1,135,000	4.000%, 4/1/2047	1,220,978
	Southern Company
1,415,000	3.250%, 7/1/2026	1,461,924
85,000	4.400%, 7/1/2046	94,931
	Southern Company Gas Capital Corporation
1,400,000	4.400%, 5/30/2047	1,581,167
	Southwestern Electric Power Company
460,000	3.900%, 4/1/2045	485,910
	TerraForm Power Operating, LLC
1,340,000	5.000%, 1/31/2028[g]	1,393,600

Principal Amount	Long-Term Fixed Income (42.0%)	Value

Utilities (1.1%) - continued
	Virginia Electric and Power Company
$750,000	4.600%, 12/1/2048	$921,407

	Total	58,268,543

	Total Long-Term Fixed Income (cost $2,130,758,326)	2,191,010,987

Shares	Registered Investment Companies (32.1%)	Value

Unaffiliated (0.4%)
5,239	Consumer Discretionary Select Sector SPDR Fund	632,347
53,250	Invesco Senior Loan ETF	1,202,918
6,271	iShares Russell 2000 Value Index Fund	748,820
9,468	Materials Select Sector SPDR Fund	551,038
5,814	ProShares Ultra S&P 500[l]	746,808
41,435	SPDR S&P 500 ETF Trust	12,296,665
7,401	SPDR S&P Biotech ETF[l]	564,326
12,122	SPDR S&P Metals & Mining ETF	308,505
5,767	SPDR S&P Retail ETF	244,694
27,547	VanEck Vectors Oil Services ETF	323,677
48,244	Vanguard Real Estate ETF	4,498,753

	Total	22,118,551

Affiliated (31.7%)
15,299,979	Thrivent Core Emerging Markets Debt Fund	150,092,797
5,287,377	Thrivent Core International Equity Fund	49,754,221
9,299,351	Thrivent Core Low Volatility Equity Fund	112,708,135
3,056,906	Thrivent Global Stock Portfolio	39,329,544
28,690,918	Thrivent High Yield Portfolio	135,857,235
39,348,965	Thrivent Income Portfolio	416,229,419
18,959,203	Thrivent International Allocation Portfolio	179,664,994
10,339,689	Thrivent Large Cap Value Portfolio	183,996,835
24,688,190	Thrivent Limited Maturity Bond Portfolio	245,000,655
5,154,158	Thrivent Mid Cap Stock Portfolio	94,192,762
2,627,460	Thrivent Small Cap Stock Portfolio	46,705,472

	Total	1,653,532,069

	Total Registered Investment Companies (cost $1,538,308,029)	1,675,650,620

Shares	Common Stock (18.6%)	Value

Communications Services (1.2%)
72,272	Activision Blizzard, Inc.	3,824,634
17,492	Alphabet, Inc., Class An	21,360,181
4,254	Alphabet, Inc., Class Cn	5,185,626
29,905	CBS Corporation	1,207,265
149,374	Comcast Corporation	6,733,780
11,992	DISH Network Corporation[n]	408,568
63,709	Facebook, Inc.[n]	11,345,299
2,250	Hemisphere Media Group, Inc.[n]	27,495
9,686	News Corporation	138,461
25,991	ORBCOMM, Inc.[n]	123,717
2,950	Scholastic Corporation	111,392
12,548	Take-Two Interactive Software, Inc.[n]	1,572,766
11,936	Twitter, Inc.[n]	491,763
162,880	Verizon Communications, Inc.	9,831,437

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (18.6%)	Value

Communications Services (1.2%) - continued
8,784	Zillow Group, Inc.[n]	$259,523

	Total	62,621,907

Consumer Discretionary (2.1%)
25,194	Alibaba Group Holding, Ltd. ADR[n]	4,213,193
17,182	Amazon.com, Inc.[n]	29,826,406
7,642	American Axle & Manufacturing Holdings, Inc.[n]	62,817
24,556	Aptiv plc	2,146,686
285	Barrett Business Services, Inc.	25,314
964	Booking Holdings, Inc.[n]	1,891,956
20,483	BorgWarner, Inc.	751,316
28,339	Bright Horizons Family Solutions, Inc.[n]	4,321,698
1,640	Buckle, Inc.[l]	33,784
7,707	Burlington Stores, Inc.[n]	1,540,013
24,005	Canada Goose Holdings, Inc.[l,n]	1,055,500
4,169	Century Casinos, Inc.[n]	32,226
12,065	Children’s Place, Inc.[l]	928,884
1,972	Chipotle Mexican Grill, Inc.[n]	1,657,407
3,098	Cooper-Standard Holdings, Inc.[n]	126,646
18,112	Crocs, Inc.[n]	502,789
9,559	CSS Industries, Inc.	37,949
8,758	Culp, Inc.	142,755
31,382	D.R. Horton, Inc.	1,654,145
22,034	Delphi Technologies plc	295,256
4,073	Domino’s Pizza, Inc.	996,215
16,182	Duluth Holdings, Inc.[l,n]	137,223
14,481	Emerald Expositions Events, Inc.	140,900
8,959	Ethan Allen Interiors, Inc.	171,117
9,140	Etsy, Inc.[n]	516,410
12,870	Five Below, Inc.[n]	1,622,907
172	Genuine Parts Company	17,129
14,111	G-III Apparel Group, Ltd.[n]	363,640
15,023	Grand Canyon Education, Inc.[n]	1,475,259
51,583	Harley-Davidson, Inc.	1,855,441
41,313	Home Depot, Inc.	9,585,442
2,484	Hooker Furniture Corporation	53,257
11,269	International Game Technology plc	160,132
446	Johnson Outdoors, Inc.	26,118
34,023	Knoll, Inc.	862,483
58,721	Lowe’s Companies, Inc.	6,456,961
2,549	Lululemon Athletica, Inc.[n]	490,759
6,999	Marcus Corporation	259,033
2,514	McDonald’s Corporation	539,781
11,996	Michaels Companies, Inc.[n]	117,441
9,847	Modine Manufacturing Company[n]	111,960
8,182	Mohawk Industries, Inc.[n]	1,015,141
11,502	Movado Group, Inc.	285,940
17,953	Netflix, Inc.[n]	4,804,582
94,986	NIKE, Inc.	8,921,085
24,392	Norwegian Cruise Line Holdings, Ltd.[n]	1,262,774
50	NVR, Inc.[n]	185,868
17,743	Ollie’s Bargain Outlet Holdings, Inc.[n]	1,040,450
1,670	O’Reilly Automotive, Inc.[n]	665,512
7,315	Oxford Industries, Inc.	524,486
13,154	Park Hotels & Resorts, Inc.	328,455
25,729	Planet Fitness, Inc.[n]	1,488,937
80,709	Playa Hotels and Resorts NVn	631,951
65,531	Red Rock Resorts, Inc.	1,330,607
3,287	RHl,n	561,518
8,387	Ruth’s Hospitality Group, Inc.	171,221
20,240	Sony Corporation ADR	1,196,791
9,457	Standard Motor Products, Inc.	459,137
45,732	Starbucks Corporation	4,043,623

Shares	Common Stock (18.6%)	Value

Consumer Discretionary (2.1%) - continued
1,032	Steven Madden, Ltd.	$36,935
1,261	Strategic Education, Inc.	171,345
7,101	Texas Roadhouse, Inc.	372,945
31,685	Toll Brothers, Inc.	1,300,669
5,879	Tupperware Brands Corporation	93,300
5,386	Ulta Beauty, Inc.[n]	1,350,001
5,764	Vail Resorts, Inc.	1,311,656
5,076	Wingstop, Inc.	443,033
12,082	Zumiez, Inc.[n]	382,697

	Total	111,587,007

Consumer Staples (0.7%)
3,409	Calavo Growers, Inc.[l]	324,469
13,685	Casey’s General Stores, Inc.	2,205,475
11,007	Central Garden & Pet Company[n]	321,735
1,960	Central Garden & Pet Company, Class An	54,341
37,971	Coca-Cola Company	2,067,141
39,383	Colgate-Palmolive Company	2,895,044
2,446	Costco Wholesale Corporation	704,717
64,335	Cott Corporation	802,257
205	Grocery Outlet Holding Corporation[n]	7,109
53,560	Hain Celestial Group, Inc.[n]	1,150,201
212	Inter Parfums, Inc.	14,834
7,093	John B. Sanfilippo & Son, Inc.	685,184
13,260	Kimberly-Clark Corporation	1,883,583
73,507	Monster Beverage Corporation[n]	4,267,816
23,155	PepsiCo, Inc.	3,174,550
53,658	Philip Morris International, Inc.	4,074,252
25,287	Procter & Gamble Company	3,145,197
2,470	Seneca Foods Corporation[n]	77,015
79,826	SunOpta, Inc.[n]	143,687
7,030	TreeHouse Foods, Inc.[n]	389,813
37,048	Turning Point Brands, Inc.	854,327
59,622	Wal-Mart Stores, Inc.	7,075,939

	Total	36,318,686

Energy (0.5%)
23,163	Abraxas Petroleum Corporation[n]	11,755
101,249	Archrock, Inc.	1,009,453
78,938	BP plc ADR[l]	2,998,855
62,653	Chevron Corporation	7,430,646
5,275	Concho Resources, Inc.	358,173
23,750	Contura Energy, Inc.[n]	664,050
10,026	Diamondback Energy, Inc.	901,438
5,574	Dril-Quip, Inc.[n]	279,703
3,439	Enterprise Products Partners, LP	98,287
17,618	EQT Corporation	187,456
7,910	Era Group, Inc.[n]	83,530
99,617	Euronav NV	916,476
1,994	Evolution Petroleum Corporation	11,645
15,078	Exterran Corporation[n]	196,919
1,317	Exxon Mobil Corporation	92,993
19,547	Frank’s International NVn	92,848
36,161	Gran Tierra Energy, Inc.[n]	45,201
12,958	Gulfport Energy Corporation[n]	35,116
67,677	Halliburton Company	1,275,711
18,551	Liberty Oilfield Services, Inc.[l]	200,907
206,738	Marathon Oil Corporation	2,536,675
57,927	Marathon Petroleum Corporation	3,519,065
485	Matrix Service Company[n]	8,313
104,752	Nabors Industries, Ltd.	195,886
42,412	Nine Energy Service, Inc.[n]	261,682
48,660	Oceaneering International, Inc.[n]	659,343
15,171	Oil States International, Inc.[n]	201,774
41,070	Pacific Drilling SAl,n	160,584

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (18.6%)	Value

Energy (0.5%) - continued
32,780	Patterson-UTI Energy, Inc.	$280,269
18,536	Pioneer Natural Resources Company	2,331,273
433	REX American Resources Corporation[n]	33,051
4,044	SEACOR Holdings, Inc.[n]	190,351
3,762	Select Energy Services, Inc.[n]	32,579
25,883	Talos Energy, Inc.[n]	526,201
22,049	TechnipFMC plc	532,263
2,130	U.S. Silica Holdings, Inc.	20,363
6,268	Unit Corporation[n]	21,186
26,980	WPX Energy, Inc.[n]	285,718

	Total	28,687,738

Financials (2.9%)
397	1st Source Corporation	18,155
54,090	Aflac, Inc.	2,829,989
13,829	AG Mortgage Investment Trust, Inc.	209,509
1,846	Alleghany Corporation[n]	1,472,665
18,689	Ally Financial, Inc.	619,727
4,140	American Express Company	489,679
47,343	American Financial Group, Inc.	5,105,943
32,509	American International Group, Inc.	1,810,751
11,878	Ameriprise Financial, Inc.	1,747,254
8,343	Ameris Bancorp	335,722
7,960	Argo Group International Holdings, Ltd.	559,110
11,848	Arthur J. Gallagher & Company	1,061,225
2,700	Artisan Partners Asset Management, Inc.	76,248
39,781	Assured Guaranty, Ltd.	1,768,663
377,303	Bank of America Corporation	11,005,928
2,279	Bank of Marin Bancorp	94,556
8,751	BankFinancial Corporation	104,137
3,517	Banner Corporation	197,550
7,680	Berkshire Hathaway, Inc.[n]	1,597,594
3,343	BlackRock, Inc.	1,489,775
5,720	BOK Financial Corporation	452,738
49,433	Boston Private Financial Holdings, Inc.	576,142
17,588	Bridgewater Bancshares, Inc.[n]	210,001
129,703	BrightSphere Investment Group	1,285,357
9,281	Brown & Brown, Inc.	334,673
3,984	Byline Bancorp, Inc.[n]	71,234
45,689	Capital One Financial Corporation	4,156,785
9,820	Cboe Global Markets, Inc.	1,128,416
1,898	Central Pacific Financial Corporation	53,903
82,022	Charles Schwab Corporation	3,430,980
17,158	Chubb, Ltd.	2,769,988
4,991	Cincinnati Financial Corporation	582,300
119,030	Citigroup, Inc.	8,222,592
13,550	Citizens Financial Group, Inc.	479,263
10,349	Cohen & Steers, Inc.	568,471
11,912	Colony Capital, Inc.	71,710
35,109	Comerica, Inc.	2,316,843
17,556	Community Trust Bancorp, Inc.	747,534
142	Diamond Hill Investment Group, Inc.	19,614
13,937	Discover Financial Services	1,130,151
22,606	Dynex Capital, Inc.	334,117
50,263	E*TRADE Financial Corporation	2,195,990
6,502	East West Bancorp, Inc.	287,974
7,138	Ellington Residential Mortgage REIT	75,235
7,371	Enterprise Financial Services Corporation	300,368
7,774	Essent Group, Ltd.	370,587
3,357	FBL Financial Group, Inc.	199,775

Shares	Common Stock (18.6%)	Value

Financials (2.9%) - continued
965	Federal Agricultural Mortgage Corporation	$78,802
153,927	Fifth Third Bancorp	4,214,521
10,228	Financial Institutions, Inc.	308,681
15,212	First American Financial Corporation	897,660
533	First Bancorp	19,135
20,649	First Busey Corporation	522,007
5,954	First Citizens BancShares, Inc.	2,807,609
23,222	First Defiance Financial Corporation	672,625
7,777	First Financial Corporation	338,066
16,797	First Hawaiian, Inc.	448,480
16,703	First Interstate BancSystem, Inc.	672,129
838	First Mid-Illinois Bancshares, Inc.	29,012
9,157	First Midwest Bancorp, Inc.	178,378
1,411	First of Long Island Corporation	32,100
9,064	First Republic Bank	876,489
5,256	Goldman Sachs Group, Inc.	1,089,201
17,049	Great Southern Bancorp, Inc.	970,941
12,697	Hamilton Lane, Inc.	723,221
2,386	Hancock Whitney Corporation	91,372
9,741	Hanover Insurance Group, Inc.	1,320,295
85,576	Hartford Financial Services Group, Inc.	5,186,761
11,579	Heartland Financial USA, Inc.	518,044
63,450	Heritage Commerce Corporation	745,855
13,772	Hometrust Bancshares, Inc.	359,036
10,716	Horace Mann Educators Corporation	496,472
16,039	Horizon Bancorp, Inc.	278,437
5,674	Houlihan Lokey, Inc.	255,897
22,776	IBERIABANK Corporation	1,720,499
15,884	Independent Bank Corporation	338,567
14,701	Interactive Brokers Group, Inc.	790,620
77,599	Intercontinental Exchange, Inc.	7,160,060
4,205	International Bancshares Corporation	162,397
48,494	J.P. Morgan Chase & Company	5,707,259
4,643	Kemper Corporation	361,922
35,753	KeyCorp	637,834
1,802	KKR Real Estate Finance Trust, Inc.	35,193
7,605	Lakeland Bancorp, Inc.	117,345
14,220	Loews Corporation	732,046
4,992	M&T Bank Corporation	788,586
547	Markel Corporation[n]	646,499
2,700	Mercantile Bank Corporation	88,560
30,434	Meridian Bancorp, Inc.	570,637
47,335	MetLife, Inc.	2,232,319
24,039	MidWestOne Financial Group, Inc.	733,670
1,582	Moody’s Corporation	324,041
39,729	Morgan Stanley	1,695,236
4,467	MSCI, Inc.	972,689
206	National Western Life Group, Inc.	55,284
4,295	Newmark Group, Inc.	38,913
20,517	Northern Trust Corporation	1,914,646
7,778	Old Second Bancorp, Inc.	95,047
2,884	Opus Bank	62,785
4,077	PacWest Bancorp	148,158
30,543	PCSB Financial Corporation	610,555
934	Peapack-Gladstone Financial Corporation	26,180
2,742	Peoples Bancorp, Inc.	87,223
9,349	Popular, Inc.	505,594
4,312	Primerica, Inc.	548,616
29,133	Prosight Global, Inc.[n]	564,015
15,530	Prudential Financial, Inc.	1,396,923
11,474	QCR Holdings, Inc.	435,783
17,175	Radian Group, Inc.	392,277

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (18.6%)	Value

Financials (2.9%) - continued
48,476	Raymond James Financial, Inc.	$3,997,331
9,189	Reinsurance Group of America, Inc.	1,469,137
15,798	S&P Global, Inc.	3,870,194
528	S&T Bancorp, Inc.	19,288
12,594	Sandy Spring Bancorp, Inc.	424,544
34,945	Santander Consumer USA Holdings, Inc.	891,447
32,308	Seacoast Banking Corporation of Florida[n]	817,715
15,618	SEI Investments Company	925,445
112,613	SLM Corporation	993,810
10,086	State Auto Financial Corporation	326,686
14,768	State Street Corporation	874,118
1,796	Stifel Financial Corporation	103,054
7,123	SVB Financial Group[n]	1,488,351
26,612	Synovus Financial Corporation	951,645
3,360	Territorial Bancorp, Inc.	96,029
4,248	TPG RE Finance Trust, Inc.	84,280
8,013	TriCo Bancshares	290,872
47,567	TrustCo Bank Corporation	387,671
81,905	U.S. Bancorp	4,532,623
13,754	United Community Banks, Inc.	389,926
1,178	Univest Financial Corporation	30,051
268	Virtus Investment Partners, Inc.	29,633
2,287	Walker & Dunlop, Inc.	127,912
5,422	Washington Trust Bancorp, Inc.	261,937
1,490	WesBanco, Inc.	55,681
2,108	Western Alliance Bancorp	97,137
494	Westwood Holdings Group, Inc.	13,669
1,081	Willis Towers Watson plc	208,601
27,903	Wintrust Financial Corporation	1,803,371
94,220	Zions Bancorporations NA	4,194,674

	Total	151,552,957

Health Care (2.6%)
62,418	Abbott Laboratories	5,222,514
1,719	ABIOMED, Inc.[n]	305,793
6,597	Aerie Pharmaceuticals, Inc.[l,n]	126,794
24,072	Agilent Technologies, Inc.	1,844,637
15,809	Agios Pharmaceuticals, Inc.[l,n]	512,212
4,166	Alexion Pharmaceuticals, Inc.[n]	408,018
6,022	AmerisourceBergen Corporation	495,791
14,848	Amgen, Inc.	2,873,237
1,146	AngioDynamics, Inc.[n]	21,109
2,380	Arena Pharmaceuticals, Inc.[n]	108,933
220	Atrion Corporation	171,417
7,928	Axonics Modulation Technologies, Inc.[n]	213,422
13,727	Bausch Health Companies, Inc.[n]	299,935
2,112	Becton, Dickinson and Company	534,252
3,482	Biogen, Inc.[n]	810,679
9,463	BioMarin Pharmaceutical, Inc.[n]	637,806
1,466	Bio-Rad Laboratories, Inc.[n]	487,797
10,715	Bio-Techne Corporation	2,096,604
18,517	Bruker Corporation	813,452
31,637	Catalent, Inc.[n]	1,507,819
6,951	Charles River Laboratories International, Inc.[n]	920,104
826	Chemed Corporation	344,913
6,962	Cigna Holding Company	1,056,762
2,829	Concert Pharmaceuticals, Inc.[n]	16,635
19,009	CryoLife, Inc.[n]	516,094
74,103	CVS Health Corporation	4,673,676
17,497	Danaher Corporation	2,527,092
6,127	Dexcom, Inc.[n]	914,394
24,158	Edwards Lifesciences Corporation[n]	5,312,586

Shares	Common Stock (18.6%)	Value

Health Care (2.6%) - continued
1,416	Enanta Pharmaceuticals, Inc.[n]	$85,073
16,185	GenMark Diagnostics, Inc.[n]	98,081
94,747	Gilead Sciences, Inc.	6,005,065
46,219	Halozyme Therapeutics, Inc.[n]	716,857
4,625	HealthStream, Inc.[n]	119,741
10,551	Hill-Rom Holdings, Inc.	1,110,282
2,296	Humana, Inc.	587,018
228	IDEXX Laboratories, Inc.[n]	62,000
12,214	Illumina, Inc.[n]	3,715,743
5,005	Immunomedics, Inc.[n]	66,366
9,066	Inspire Medical Systems, Inc.[n]	553,207
2,797	Insulet Corporation[n]	461,309
10,743	Intuitive Surgical, Inc.[n]	5,800,468
8,144	Jazz Pharmaceuticals, Inc.[n]	1,043,572
72,776	Johnson & Johnson	9,415,759
1,480	Laboratory Corporation of America Holdings[n]	248,640
11,511	LHC Group, Inc.[n]	1,307,189
4,332	Ligand Pharmaceuticals, Inc.[n]	431,207
470	Magellan Health Services, Inc.[n]	29,187
153	Masimo Corporation[n]	22,765
3,437	McKesson Corporation	469,700
80,271	Medtronic plc	8,719,036
105,706	Merck & Company, Inc.	8,898,331
15,932	Natera, Inc.[n]	522,570
7,227	National Healthcare Corporation	591,530
6,139	Neurocrine Biosciences, Inc.[n]	553,185
1,854	Nevro Corporation[n]	159,388
18,031	NextGen Healthcare, Inc.[n]	282,546
1,892	Novocure, Ltd.[n]	141,484
3,263	NuVasive, Inc.[n]	206,809
44,926	Optinose, Inc.[l,n]	314,482
2,083	Orthifix Medical, Inc.[n]	110,441
2,938	PerkinElmer, Inc.	250,230
73,528	Pfizer, Inc.	2,641,861
458	Phibro Animal Health Corporation	9,769
626	Providence Service Corporation[n]	37,222
3,841	Repligen Corporation[n]	294,566
6,822	ResMed, Inc.	921,720
3,986	Sage Therapeutics, Inc.[n]	559,196
3,203	Sarepta Therapeutics, Inc.[n]	241,250
16,289	Syneos Health, Inc.[n]	866,738
10,307	Tactile Systems Technology, Inc.[l,n]	436,192
6,038	Teleflex, Inc.	2,051,411
22,311	Thermo Fisher Scientific, Inc.	6,498,525
935	U.S. Physical Therapy, Inc.	122,064
50,413	UnitedHealth Group, Inc.	10,955,753
3,213	Universal Health Services, Inc.	477,934
4,615	Varian Medical Systems, Inc.[n]	549,600
16,983	Veeva Systems, Inc.[n]	2,593,134
24,976	Vertex Pharmaceuticals, Inc.[n]	4,231,434
1,699	Waters Corporation[n]	379,268
1,888	West Pharmaceutical Services, Inc.	267,756
111,200	Wright Medical Group NVn	2,294,056
64,254	Zoetis, Inc.	8,005,406

	Total	133,308,593

Industrials (2.6%)
10,429	A.O. Smith Corporation	497,568
28,418	Acco Brands Corporation	280,486
341	Actuant Corporation	7,482
6,786	Aegion Corporation[n]	145,085
8,402	Aerojet Rocketdyne Holdings, Inc.[n]	424,385
18,260	AGCO Corporation	1,382,282
28,981	Altra Industrial Motion Corporation	802,629
34,513	AMETEK, Inc.	3,168,984

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (18.6%)	Value

Industrials (2.6%) - continued
17,501	Arcosa, Inc.	$598,709
19,862	ASGN, Inc.[n]	1,248,525
40,039	AZZ, Inc.	1,744,099
5,494	Boeing Company	2,090,302
19,135	BWX Technologies, Inc.	1,094,713
3,315	Cactus, Inc.[n]	95,936
4,033	Carlisle Companies, Inc.	586,963
12,212	Casella Waste Systems, Inc.[n]	524,383
71,530	CBIZ, Inc.[n]	1,680,955
179	Chase Corporation	19,581
2,321	Columbus McKinnon Corporation	84,554
38,656	Costamare, Inc.	234,642
6,063	CRA International, Inc.	254,464
25,718	Crane Company	2,073,642
17,105	CSW Industrials, Inc.	1,180,758
22,977	CSX Corporation	1,591,617
26,517	Curtiss-Wright Corporation	3,430,504
64,800	Delta Air Lines, Inc.	3,732,480
12,186	Douglas Dynamics, Inc.	543,130
43,457	EMCOR Group, Inc.	3,742,517
23,594	Emerson Electric Company	1,577,495
15,495	Encore Wire Corporation	872,059
971	Ennis, Inc.	19,624
3,750	ESCO Technologies, Inc.	298,350
10,842	Expeditors International of Washington, Inc.	805,452
2,555	Federal Signal Corporation	83,651
16,804	Forrester Research, Inc.	540,081
24,940	General Dynamics Corporation	4,557,286
7,005	Gorman-Rupp Company	243,704
7,965	Granite Construction, Inc.	255,915
9,915	Healthcare Services Group, Inc.	240,835
2,067	Heico Corporation	258,127
769	Heidrick & Struggles International, Inc.	20,994
1,208	Herc Holdings, Inc.[n]	56,184
6,231	HNI Corporation	221,200
80,663	Honeywell International, Inc.	13,648,180
11,575	Hubbell, Inc.	1,520,955
3,712	Huntington Ingalls Industries, Inc.	786,164
2,913	Huron Consulting Group, Inc.[n]	178,683
1,776	Hyster-Yale Materials Handling, Inc.	97,200
19,133	ICF International, Inc.	1,616,164
19,079	IDEX Corporation	3,126,666
30,241	Ingersoll-Rand plc	3,725,994
61,716	Interface, Inc.	891,179
45,838	Johnson Controls International plc	2,011,830
5,726	Kelly Services, Inc.	138,684
14,759	Kforce, Inc.	558,407
6,733	Kratos Defense & Security Solutions, Inc.[n]	125,200
16,224	Lincoln Electric Holdings, Inc.	1,407,594
15,266	Lockheed Martin Corporation	5,954,656
24,874	Masonite International Corporation[n]	1,442,692
785	Matthews International Corporation	27,781
5,635	Mercury Systems, Inc.[n]	457,393
1,959	Mobile Mini, Inc.	72,209
32,870	MRC Global, Inc.[n]	398,713
17,536	Mueller Industries, Inc.	502,932
32,994	Norfolk Southern Corporation	5,927,702
8,035	Old Dominion Freight Line, Inc.	1,365,709
17,806	Parker Hannifin Corporation	3,215,942
45,620	Primoris Services Corporation	894,608
11,451	Raven Industries, Inc.	383,150
11,461	Regal-Beloit Corporation	834,934
6,750	Resources Connection, Inc.	114,682

Shares	Common Stock (18.6%)	Value

Industrials (2.6%) - continued
38,913	Ritchie Brothers Auctioneers, Inc.	$1,552,629
2,689	Rockwell Automation, Inc.	443,147
7,234	Roper Industries, Inc.	2,579,644
1,511	Rush Enterprises, Inc.	58,294
7,882	Saia, Inc.[n]	738,543
3,779	SiteOne Landscape Supply, Inc.[n]	279,722
40,664	Southwest Airlines Company	2,196,263
14,786	SP Plus Corporation[n]	547,082
16,421	SPX FLOW, Inc.[n]	647,973
23,452	Standex International Corporation	1,710,589
14,242	Teledyne Technologies, Inc.[n]	4,585,782
2,195	Tennant Company	155,186
3,807	Thermon Group Holdings, Inc.[n]	87,485
1,523	TransDigm Group, Inc.	792,980
34,104	TriMas Corporation[n]	1,045,288
2,699	TrueBlue, Inc.[n]	56,949
4,828	UniFirst Corporation	942,039
6,107	United Airlines Holdings, Inc.[n]	539,920
7,627	United Rentals, Inc.[n]	950,629
60,355	United Technologies Corporation	8,239,665
19,930	Valmont Industries, Inc.	2,759,109
875	Vectrus, Inc.[n]	35,569
27,550	Verisk Analytics, Inc.	4,356,757
4,292	Viad Corporation	288,208
15,035	Waste Connections, Inc.	1,383,220
2,664	Watsco, Inc.	450,696
16,635	Willdan Group, Inc.[n]	583,556
501	Woodward, Inc.	54,023
12,374	Xylem, Inc.	985,218

	Total	133,784,500

Information Technology (4.6%)
11,503	Accenture plc	2,212,602
15,269	ADTRAN, Inc.	173,227
5,348	Advanced Energy Industries, Inc.[n]	307,029
60,051	Advanced Micro Devices, Inc.[n]	1,740,878
22,001	Akamai Technologies, Inc.[n]	2,010,451
3,785	Alliance Data Systems Corporation	484,972
2,594	Alteryx, Inc.[n]	278,673
610	Altisource Portfolio Solutions SAn	12,334
3,355	American Software, Inc.	50,392
44,827	Amphenol Corporation	4,325,805
4,550	ANSYS, Inc.[n]	1,007,188
102,434	Apple, Inc.	22,942,143
7,123	Arista Networks, Inc.[n]	1,701,827
4,129	Atkore International Group, Inc.[n]	125,315
6,313	Atlassian Corporation plc[n]	791,903
14,920	Automatic Data Processing, Inc.	2,408,386
5,981	Avalara, Inc.[n]	402,461
953	Badger Meter, Inc.	51,176
28,241	Benchmark Electronics, Inc.	820,683
16,755	Blackline, Inc.[n]	801,057
7,266	Booz Allen Hamilton Holding Corporation	516,031
941	Broadridge Financial Solutions, Inc.	117,089
1,071	CACI International, Inc.[n]	247,679
27,501	CDK Global, Inc.	1,322,523
6,449	CDW Corporation	794,775
1,747	CEVA, Inc.[n]	52,165
48,920	Ciena Corporation[n]	1,919,132
378,077	Cisco Systems, Inc.	18,680,785
32,787	Clearwater Energy, Inc.	568,527
4,056	Cognex Corporation	199,271
16,385	Cohu, Inc.	221,279
7,611	Computer Services, Inc.	346,301
5,185	CoreLogic, Inc.[n]	239,910

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (18.6%)	Value

Information Technology (4.6%) - continued
13,417	Coupa Software, Inc.[n]	$1,738,441
12,593	CTS Corporation	407,509
7,999	Descartes Systems Group, Inc.[n]	322,440
35,900	DocuSign, Inc.[n]	2,222,928
74,993	Dolby Laboratories, Inc.	4,847,548
5,533	DSP Group, Inc.[n]	77,932
9,069	Ebix, Inc.[l]	381,805
15,780	Elastic NVn	1,299,325
4,416	EPAM Systems, Inc.[n]	805,125
5,667	ePlus, Inc.[n]	431,202
7,467	Euronet Worldwide, Inc.[n]	1,092,422
7,591	ExlService Holdings, Inc.[n]	508,293
1,851	eXp World Holdings, Inc.[n]	15,511
4,631	Fair Isaac Corporation[n]	1,405,601
22,388	Fiserv, Inc.[n]	2,319,173
9,590	Five9, Inc.[n]	515,367
10,931	Global Payments, Inc.	1,738,029
16,900	Guidewire Software, Inc.[n]	1,780,922
2,838	InterDigital, Inc.	148,910
1,183	International Business Machines Corporation	172,032
2,625	International Money Express, Inc.[n]	36,068
19,216	Intuit, Inc.	5,110,303
9,953	Keysight Technologies, Inc.[n]	967,929
5,786	KLA-Tencor Corporation	922,578
10,436	Kulicke and Soffa Industries, Inc.	245,037
6,134	Lam Research Corporation	1,417,629
28,355	Lattice Semiconductor Corporation[n]	518,471
3,662	ManTech International Corporation	261,503
48,636	MasterCard, Inc.	13,208,079
14,263	Methode Electronics, Inc.	479,807
271,398	Microsoft Corporation	37,732,464
10,450	MicroStrategy, Inc.[n]	1,550,467
2,909	MKS Instruments, Inc.	268,443
18,475	Monolithic Power Systems, Inc.	2,875,264
6,650	MTS Systems Corporation	367,413
18,046	National Instruments Corporation	757,752
5,118	New Relic, Inc.[n]	314,501
19,685	NIC, Inc.	406,495
10,514	Nice, Ltd. ADR[n]	1,511,913
7,103	Nova Measuring Instruments, Ltd.[n]	225,662
3,674	Novanta, Inc.[n]	300,239
23,229	NVIDIA Corporation	4,043,472
75,124	Oracle Corporation	4,134,074
6,625	Palo Alto Networks, Inc.[n]	1,350,374
74,681	PayPal Holdings, Inc.[n]	7,736,205
3,994	Plantronics, Inc.	149,056
14,707	Plexus Corporation[n]	919,335
6,202	Progress Software Corporation	236,048
7,398	Proofpoint, Inc.[n]	954,712
5,785	Q2 Holdings, Inc.[n]	456,263
9,607	QAD, Inc.	443,651
23,911	QUALCOMM, Inc.	1,823,931
39,978	Rambus, Inc.[n]	524,711
10,739	Rogers Corporation[n]	1,468,129
44,126	SailPoint Technologies Holdings, Inc.[n]	824,715
40,098	Salesforce.com, Inc.[n]	5,952,147
1,971	Samsung Electronics Company, Ltd. GDR	2,008,214
7,801	ScanSource, Inc.[n]	238,321
8,960	ServiceNow, Inc.[n]	2,274,496
4,124	Silicon Laboratories, Inc.[n]	459,207
36,730	Square, Inc.[n]	2,275,424
4,853	Sykes Enterprises, Inc.[n]	148,696
33,851	Synopsys, Inc.[n]	4,646,050
26,242	TE Connectivity, Ltd.	2,445,230

Shares	Common Stock (18.6%)	Value

Information Technology (4.6%) - continued
9,226	Teradata Corporation[n]	$286,006
9,304	Teradyne, Inc.	538,795
77,791	Texas Instruments, Inc.	10,053,709
7,922	Tyler Technologies, Inc.[n]	2,079,525
8,099	VeriSign, Inc.[n]	1,527,714
23,114	Virtusa Corporation[n]	832,566
80,786	Visa, Inc.	13,896,000
7,100	WEX, Inc.[n]	1,434,697
10,210	Workday, Inc.[n]	1,735,292
9,411	Xilinx, Inc.	902,515

	Total	238,381,781

Materials (0.6%)
54,208	Alcoa Corporation[n]	1,087,955
1,597	Avery Dennison Corporation	181,371
3,690	Balchem Corporation	366,011
7,381	Ball Corporation	537,411
8,746	Boise Cascade Company	285,032
6,594	Celanese Corporation	806,380
55,596	CF Industries Holdings, Inc.	2,735,323
2,800	Continental Building Products, Inc.[n]	76,412
45,604	Eastman Chemical Company	3,366,943
26,244	Ecolab, Inc.	5,197,362
26,619	Ferro Corporation[n]	315,701
19,660	Ferroglobe Representation & Warranty Insurance Trust[c,n]	2
774	Innophos Holdings, Inc.	25,124
14,273	Innospec, Inc.	1,272,295
10,328	Kadant, Inc.	906,695
18,658	Kaiser Aluminum Corporation	1,846,582
7,328	Kraton Performance Polymers, Inc.[n]	236,621
47,019	Louisiana-Pacific Corporation	1,155,727
6,554	Martin Marietta Materials, Inc.	1,796,451
10,132	Materion Corporation	621,700
2,294	Minerals Technologies, Inc.	121,789
16,685	Myers Industries, Inc.	294,490
7,419	Neenah, Inc.	483,125
22,828	Nucor Corporation	1,162,174
27,717	Nutanix, Inc.[n]	727,571
2,143	Olympic Steel, Inc.	30,859
2,456	PH Glatfelter Company	37,798
9,840	PPG Industries, Inc.	1,166,138
8,575	Reliance Steel & Aluminum Company	854,585
10,505	Ryerson Holding Corporation[n]	89,608
18,921	Schweitzer-Mauduit International, Inc.	708,402
12,162	Steel Dynamics, Inc.	362,428
5,383	SunCoke Energy, Inc.[n]	30,360
5,379	United States Lime & Minerals, Inc.	411,494
9,695	Verso Corporation[n]	120,024
1,481	W. R. Grace & Company	98,872

	Total	29,516,815

Real Estate (0.6%)
1,843	Acadia Realty Trust	52,673
7,362	Agree Realty Corporation	538,530
8,070	Alexander & Baldwin, Inc.	197,796
3,546	Alexandria Real Estate Equities, Inc.	546,226
342	American Assets Trust, Inc.	15,985
32,188	American Campus Communities, Inc.	1,547,599
20,096	American Tower Corporation	4,443,828
5,589	Apartment Investment & Management Company	291,410
21,346	Apple Hospitality REIT, Inc.	353,917
4,794	Ares Commercial Real Estate Corporation	73,013

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (18.6%)	Value

Real Estate (0.6%) - continued
6,486	Armada Hoffler Properties, Inc.	$117,332
17,705	Ashford Hospitality Trust, Inc.	58,604
2,650	BBX Capital Corporation	12,375
1,924	Bluerock Residential Growth REIT, Inc.	22,645
3,631	Brandywine Realty Trust	55,010
25,607	Brixmor Property Group, Inc.	519,566
9,676	Camden Property Trust	1,074,133
714	CareTrust REIT, Inc.	16,783
29,533	CBL & Associates Properties, Inc.	38,098
31,063	Cedar Realty Trust, Inc.	93,189
7,278	Chatham Lodging Trust	132,096
4,980	City Office REIT, Inc.	71,662
685	Columbia Property Trust, Inc.	14,488
5,392	CoreCivic, Inc.	93,174
4,177	Corepoint Lodging, Inc.	42,229
6,670	CoreSite Realty Corporation	812,739
8,775	Corporate Office Properties Trust	261,319
3,332	CoStar Group, Inc.[n]	1,976,542
24,389	Cousins Properties, Inc.	916,782
3,902	CubeSmart	136,180
4,417	CyrusOne, Inc.	349,385
3,192	DiamondRock Hospitality Company	32,718
2,881	Digital Realty Trust, Inc.	373,983
8,727	Douglas Emmett, Inc.	373,777
13,100	Duke Realty Corporation	445,007
957	EastGroup Properties, Inc.	119,644
9,651	Empire State Realty Trust, Inc.	137,720
3,757	EPR Properties	288,763
3,482	Equity Commonwealth	119,258
463	Equity Lifestyle Properties, Inc.	61,857
208	Essex Property Trust, Inc.	67,943
5,526	Farmland Partners, Inc.	36,914
5,918	First Industrial Realty Trust, Inc.	234,116
776	Four Corners Property Trust, Inc.	21,945
15,825	Franklin Street Properties Corporation	133,879
10,156	Gaming and Leisure Properties, Inc.	388,365
9,983	GEO Group, Inc.	173,105
3,275	Getty Realty Corporation	104,996
6,019	Gladstone Commercial Corporation	141,446
714	Global Net Lease, Inc.	13,923
6,636	Healthcare Realty Trust, Inc.	222,306
10,424	Healthcare Trust of America, Inc.	306,257
11,161	Highwoods Properties, Inc.	501,575
88,157	Host Hotels & Resorts, Inc.	1,524,234
397	Howard Hughes Corporation[n]	51,451
4,291	Hudson Pacific Properties, Inc.	143,577
2,400	Industrial Logistics Properties Trust	51,000
1,370	Investors Real Estate Trust	102,298
7,889	iSTAR Financial, Inc.	102,951
4,826	JBG SMITH Properties	189,227
3,768	Jones Lang LaSalle, Inc.	523,978
7,481	Kilroy Realty Corporation	582,695
5,077	Kite Realty Group Trust	81,994
5,087	Lamar Advertising Company	416,778
4,432	Lexington Realty Trust	45,428
4,364	Liberty Property Trust	224,004
1,408	Life Storage, Inc.	148,417
421	LTC Properties, Inc.	21,564
1,930	Mack-Cali Realty Corporation	41,804
17,059	Medical Properties Trust, Inc.	333,674
1,098	MGM Growth Properties LLC	32,995
7,458	Monmouth Real Estate Investment Corporation	107,470
1,118	National Health Investors, Inc.	92,112

Shares	Common Stock (18.6%)	Value

Real Estate (0.6%) - continued
5,572	National Storage Affiliates Trust	$185,938
3,609	Office Properties Income Trust	110,580
7,115	Omega Healthcare Investors, Inc.	297,336
4,041	One Liberty Properties, Inc.	111,249
10,241	Outfront Media, Inc.	284,495
6,113	Paramount Group, Inc.	81,609
7,722	Pebblebrook Hotel Trust	214,826
11,148	Pennsylvania REIT	63,767
24,905	Physicians Realty Trust	442,064
2,465	Piedmont Office Realty Trust, Inc.	51,469
7,507	PotlatchDeltic Corporation	308,425
4,236	Preferred Apartment Communities, Inc.	61,210
478	PS Business Parks, Inc.	86,972
6,605	QTS Realty Trust, Inc.	339,563
6,420	Rayonier, Inc. REIT	181,044
3,047	RE/MAX Holdings, Inc.	97,991
15,806	Realogy Holdings Corporation[l]	105,584
3,207	Redfin Corporation[l,n]	54,006
2,320	Retail Opportunity Investments Corporation	42,294
17,984	Retail Properties of America, Inc.	221,563
5,114	RLJ Lodging Trust	86,887
714	RMR Group, Inc.	32,473
6,361	RPT Realty	86,192
2,694	Ryman Hospitality Properties	220,396
17,061	Sabra Health Care REIT, Inc.	391,721
1,137	Saul Centers, Inc.	61,978
9,012	SBA Communications Corporation	2,173,244
21,309	Senior Housing Property Trust	197,215
2,560	Seritage Growth Properties	108,774
19,292	Service Properties Trust	497,541
3,296	SITE Centers Corporation	49,803
6,722	Spirit Realty Capital, Inc.	321,715
7,343	St. Joe Company[l,n]	125,786
2,372	STAG Industrial, Inc.	69,927
6,007	Store Capital Corporation	224,722
12,763	Summit Hotel Properties, Inc.	148,051
5,821	Sunstone Hotel Investors, Inc.	79,981
3,746	Tanger Factory Outlet Centers, Inc.	57,988
2,536	Taubman Centers, Inc.	103,545
5,217	Terreno Realty Corporation	266,537
4,503	UMH Properties, Inc.	63,402
505	Universal Health Realty Income Trust	51,914
9,741	Urban Edge Properties	192,774
4,259	Urstadt Biddle Properties, Inc.	100,938
13,166	VICI Properties, Inc.	298,210
18,056	Washington Prime Group, Inc.	74,752
1,109	Washington REIT	30,342
5,879	Weingarten Realty Investors	171,255
1,385	Weyerhaeuser Company	38,364
1,746	Xenia Hotels & Resorts, Inc.	36,875

	Total	33,697,743

Utilities (0.2%)
8,987	Alliant Energy Corporation	484,669
6,086	Artesian Resources Corporation	225,182
1,460	Chesapeake Utilities Corporation	139,167
7,584	CMS Energy Corporation	484,997
4,790	Consolidated Water Company, Ltd.	78,987
5,023	Entergy Corporation	589,499
101,896	Exelon Corporation	4,922,596
1,134	IDACORP, Inc.	127,768
2,955	Middlesex Water Company	191,957
7,073	New Jersey Resources Corporation	319,841
5,018	NorthWestern Corporation	376,601

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (18.6%)	Value

Utilities (0.2%) - continued
3,081	Otter Tail Corporation	$165,604
11,738	PNM Resources, Inc.	611,315
6,402	Public Service Enterprise Group, Inc.	397,436
6,059	Spire, Inc.	528,587
3,993	Unitil Corporation	253,316

	Total	9,897,522

	Total Common Stock (cost $735,023,565)	969,355,249

Shares	Collateral Held for Securities Loaned (0.2%)	Value

8,424,121	Thrivent Cash Management Trust	8,424,121

	Total Collateral Held for Securities Loaned (cost $8,424,121)	8,424,121

Shares or Principal Amount	Short-Term Investments (16.8%)	Value

	Federal Home Loan Bank Discount Notes
2,900,000	2.182%, 10/2/2019[o,p]	2,899,849
600,000	2.010%, 10/7/2019[o,p]	599,812
200,000	2.085%, 10/11/2019[o,p]	199,896
7,100,000	1.956%, 10/16/2019[o,p]	7,094,438
2,400,000	1.995%, 10/30/2019[o,p]	2,396,365
800,000	1.980%, 11/5/2019[o,p]	798,538
200,000	1.980%, 11/8/2019[o,p]	199,603
3,100,000	1.882%, 12/5/2019[o,p]	3,089,533
2,800,000	1.920%, 12/11/2019[o,p]	2,789,674
	Thrivent Core Short-Term Reserve Fund
85,316,089	2.230%	853,160,889
	U.S. Treasury Bills
300,000	2.065%, 10/3/2019[o]	299,972
3,680,000	1.900%, 11/29/2019[o,q]	3,669,129

	Total Short-Term Investments (cost $877,196,164)	877,197,698

	Total Investments (cost $5,413,803,870) 112.0%	$5,842,373,857

	Other Assets and Liabilities, Net (12.0%)	(624,636,556)

	Total Net Assets 100.0%	$5,217,737,301

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 30, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $253,579,342 or 4.9% of total net assets.

h

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2019.

i

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

j	All or a portion of the security is insured or guaranteed.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l	All or a portion of the security is on loan.
m	Defaulted security. Interest is not being accrued.
n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
q	At September 30, 2019, $885,377 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Portfolio as of September 30, 2019:

Securities Lending Transactions

Common Stock	$5,974,036
Long-Term Fixed Income	2,179,516
Total lending	$8,153,552
Gross amount payable upon return of collateral for securities loaned	$8,424,121
Net amounts due to counterparty	$270,569

Definitions:
ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Reference Rate Index:
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,654,127	–	4,858,563	795,564
Capital Goods	15,747,579	–	15,747,579	–
Communications Services	25,018,841	–	21,262,877	3,755,964
Consumer Cyclical	16,914,433	–	14,079,335	2,835,098
Consumer Non-Cyclical	21,580,140	–	21,580,140	–
Energy	9,783,980	–	9,134,304	649,676
Financials	15,775,785	–	14,697,356	1,078,429
Technology	7,502,235	–	7,502,235	–
Utilities	2,758,062	–	2,191,001	567,061
Long-Term Fixed Income
Asset-Backed Securities	83,220,474	–	83,220,474	–
Basic Materials	21,972,984	–	21,972,984	–
Capital Goods	38,381,962	–	38,381,962	–
Collateralized Mortgage Obligations	61,305,969	–	61,305,969	–
Commercial Mortgage-Backed Securities	90,767,333	–	90,767,333	–
Communications Services	71,065,308	–	71,065,308	–
Consumer Cyclical	54,630,160	–	54,630,160	–
Consumer Non-Cyclical	97,123,733	–	97,123,733	–
Energy	74,687,448	–	74,687,448	–
Financials	171,282,419	–	171,282,419	–
Foreign Government	734,713	–	734,713	–
Mortgage-Backed Securities	631,146,826	–	631,146,826	–
Technology	43,356,058	–	43,356,058	–
Transportation	12,289,459	–	12,289,459	–
U.S. Government & Agencies	680,777,598	–	680,777,598	–
Utilities	58,268,543	–	58,268,543	–
Registered Investment Companies
Unaffiliated	22,118,551	22,118,551	–	–
Affiliated	1,340,976,916	1,340,976,916	–	–
Common Stock
Communications Services	62,621,907	62,621,907	–	–
Consumer Discretionary	111,587,007	111,587,007	–	–
Consumer Staples	36,318,686	36,318,686	–	–
Energy	28,687,738	28,687,738	–	–
Financials	151,552,957	151,552,957	–	–
Health Care	133,308,593	133,308,593	–	–
Industrials	133,784,500	133,784,500	–	–
Information Technology	238,381,781	236,373,567	2,008,214	–
Materials	29,516,815	29,516,813	–	2
Real Estate	33,697,743	33,697,743	–	–
Utilities	9,897,522	9,897,522	–	–
Short-Term Investments	24,036,809	–	24,036,809	–
Subtotal Investments in Securities	$4,668,233,694	$2,330,442,500	$2,328,109,400	$9,681,794
Other Investments *	Total
Affiliated Registered Investment Companies	312,555,153
Affiliated Short-Term Investments	853,160,889
Collateral Held for Securities Loaned	8,424,121
Subtotal Other Investments	$1,174,140,163

Total Investments at Value	$5,842,373,857

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2		Level 3
Asset Derivatives
Futures Contracts	8,379,854	8,379,854		–		–
Total Asset Derivatives	$8,379,854	$8,379,854		$–		$–
Liability Derivatives
Futures Contracts	5,429,004	5,429,004		–		–
Total Liability Derivatives	$5,429,004	$5,429,004		$–		$–

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Portfolio’s futures contracts held as of September 30, 2019. Investments and/or cash totaling $19,867,718 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	309	December 2019	$66,742,535	($153,035)
CBOT 5-Yr. U.S. Treasury Note	431	December 2019	51,684,089	(331,111)
CBOT U.S. Long Bond	1,074	December 2019	175,770,324	(1,446,699)
CME E-mini S&P 500 Index	956	December 2019	143,581,260	(1,208,960)
CME Euro Foreign Exchange Currency	252	December 2019	34,861,685	(329,810)
Eurex Euro STOXX 50 Index	903	December 2019	34,532,394	456,924
ICE mini MSCI EAFE Index	63	December 2019	6,006,509	(26,549)
ICE US mini MSCI Emerging Markets Index	1,630	December 2019	83,587,690	(1,932,840)
Total Futures Long Contracts			$596,766,486	($4,972,080)
CBOT 10-Yr. U.S. Treasury Note	(209)	December 2019	($27,468,237)	$232,924
CME E-mini Russell 2000 Index	(3,001)	December 2019	(236,426,755)	7,600,505
CME E-mini S&P Mid-Cap 400 Index	(33)	December 2019	(6,484,901)	89,501
Total Futures Short Contracts			($270,379,893)	$7,922,930
Total Futures Contracts			$326,386,593	$2,950,850

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative Allocation

Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$127,028	$13,102	$–	$150,093	15,300	2.9%
Core International Equity	45,207	–	–	49,754	5,287	0.9
Core Low Volatility Equity	90,757	6	–	112,708	9,299	2.2
Global Stock Fund	34,748	2,877	–	39,330	3,057	0.8
High Yield	121,837	5,538	–	135,857	28,691	2.6
Income	370,034	10,193	–	416,229	39,349	8.0
International Allocation	161,511	5,643	–	179,665	18,959	3.4
Large Cap Value	159,504	10,972	–	183,997	10,340	3.5
Limited Maturity Bond	235,348	4,755	–	245,001	24,688	4.7
Mid Cap Stock	79,493	9,078	–	94,193	5,154	1.8
Small Cap Stock	40,092	5,636	–	46,705	2,627	0.9
Total Affiliated Registered Investment Companies	1,465,559			1,653,532		31.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	679,056	741,977	567,872	853,161	85,316	16.3
Total Affiliated Short-Term Investments	679,056			853,161		16.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	25,341	176,193	193,110	8,424	8,424	0.2
Total Collateral Held for Securities Loaned	25,341			8,424		0.2
Total Value	$2,169,956			$2,515,117

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$9,963	–	$4,836
Core International Equity	–	4,547	–	–
Core Low Volatility Equity	–	21,945	6	–
Global Stock	–	1,705	2,310	567
High Yield	–	8,482	–	5,537
Income	–	36,003	–	10,167
International Allocation	–	12,511	1,497	4,146
Large Cap Value	–	13,521	8,185	2,787
Limited Maturity Bond	–	4,898	–	4,758
Mid Cap Stock	–	5,622	8,507	571
Small Cap Stock	–	977	5,451	185
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	–	–	–	14,520
Total Income from Affiliated Investments				$48,074
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	46
Total Affiliated Income from Securities Loaned, Net				$46
Total Value	$–	$120,174	$25,956

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (46.6%)	Value

Basic Materials (2.1%)
	BHP Billiton Finance USA, Ltd.
$100,000	6.750%, 10/19/2075[a,b]	$116,875
	First Quantum Minerals, Ltd.
125,000	7.250%, 4/1/2023[a]	123,125
	Olin Corporation
125,000	5.125%, 9/15/2027	127,813
	Peabody Securities Finance Corporation
65,000	6.375%, 3/31/2025[a]	64,228
	Tronox Finance plc
65,000	5.750%, 10/1/2025[a]	61,474

	Total	493,515

Capital Goods (3.6%)
	AECOM
25,000	5.875%, 10/15/2024	27,175
40,000	5.125%, 3/15/2027	42,000
	Aerojet Rocketdyne Holdings, Inc., Convertible
18,000	2.250%, 12/15/2023	35,887
	Amsted Industries, Inc.
50,000	5.625%, 7/1/2027[a]	52,750
	Ardagh Packaging Finance plc
125,000	6.000%, 2/15/2025[a]	130,700
	Bombardier, Inc.
50,000	7.500%, 3/15/2025[a]	49,937
	Building Materials Corporation of America
50,000	6.000%, 10/15/2025[a]	52,423
	Covanta Holding Corporation
50,000	6.000%, 1/1/2027	52,625
	General Electric Company
100,000	5.000%, 1/21/2021[b,c]	94,875
	H&E Equipment Services, Inc.
125,000	5.625%, 9/1/2025	128,675
	KBR, Inc., Convertible
5,000	2.500%, 11/1/2023[a]	5,785
	Textron Financial Corporation
150,000	3.893%, (LIBOR 3M + 1.735%), 2/15/2042[a,b]	113,441
	TTM Technologies, Inc., Convertible
9,000	1.750%, 12/15/2020	12,000
	United Rentals North America, Inc.
65,000	5.500%, 5/15/2027	68,900

	Total	867,173

Collateralized Mortgage Obligations (0.8%)
	GMACM Mortgage Loan Trust
48,603	4.632%, 11/19/2035, Ser. 2005-AR6, Class 1A1[b]	48,050
	Residential Accredit Loans, Inc. Trust
81,326	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	77,068
	Wells Fargo Mortgage Backed Securities Trust
76,689	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	75,639

	Total	200,757

Communications Services (6.2%)
	AMC Networks, Inc.
125,000	5.000%, 4/1/2024	128,750
	CCO Holdings, LLC
125,000	5.500%, 5/1/2026[a]	130,925

Principal Amount	Long-Term Fixed Income (46.6%)	Value

Communications Services (6.2%) - continued
	DISH Network Corporation, Convertible
$81,000	3.375%, 8/15/2026	$74,213
	Embarq Corporation
30,000	7.995%, 6/1/2036	29,653
	Frontier Communications Corporation
40,000	8.000%, 4/1/2027[a]	42,188
	GCI Liberty, Inc., Convertible
53,000	1.750%, 9/30/2046[a]	64,461
	Gray Television, Inc.
65,000	5.875%, 7/15/2026[a]	67,600
	IAC FinanceCo, Inc., Convertible
12,000	0.875%, 10/1/2022[a]	18,305
	Level 3 Communications, Inc.
125,000	5.375%, 1/15/2024	127,481
	Liberty Media Corporation, Convertible
33,000	1.000%, 1/30/2023	41,327
	Neptune Finco Corporation
55,000	10.875%, 10/15/2025[a]	62,285
	Nexstar Escrow Corporation
65,000	5.625%, 7/15/2027[a]	68,087
	Sirius XM Radio, Inc.
50,000	5.000%, 8/1/2027[a]	51,572
	Sprint Corporation
125,000	7.625%, 2/15/2025	137,500
	T-Mobile USA, Inc.
65,000	4.500%, 2/1/2026	66,904
	VeriSign, Inc.
125,000	4.750%, 7/15/2027	130,937
	Viacom, Inc.
100,000	5.875%, 2/28/2057[b]	103,813
	Virgin Media Secured Finance plc
125,000	5.250%, 1/15/2026[a]	128,438

	Total	1,474,439

Consumer Cyclical (3.8%)
	Allison Transmission, Inc.
65,000	4.750%, 10/1/2027[a]	66,950
	Brookfield Property REIT, Inc.
50,000	5.750%, 5/15/2026[a]	52,250
	Brookfield Residential Properties, Inc.
50,000	6.250%, 9/15/2027[a]	50,250
	General Motors Financial Company, Inc.
12,000	6.500%, 9/30/2028[b,c]	12,060
	Hanesbrands, Inc.
125,000	4.875%, 5/15/2026[a]	132,062
	Hilton Worldwide Finance, LLC
50,000	4.875%, 4/1/2027	52,860
	Landry’s, Inc.
50,000	6.750%, 10/15/2024[a]	51,250
	Lennar Corporation
65,000	4.750%, 5/30/2025	69,387
	Live Nation Entertainment, Inc.
60,000	5.625%, 3/15/2026[a]	63,825
	Mattamy Group Corporation
50,000	6.500%, 10/1/2025[a]	52,500
	New Red Finance, Inc.
50,000	5.000%, 10/15/2025[a]	51,650
	Prime Security Services Borrower, LLC
65,000	5.750%, 4/15/2026[a]	67,685

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (46.6%)	Value

Consumer Cyclical (3.8%) - continued
	Scientific Games International, Inc.
$65,000	5.000%, 10/15/2025[a]	$67,067
	Six Flags Entertainment Corporation
65,000	4.875%, 7/31/2024[a]	67,275
	Viking Cruises, Ltd.
50,000	5.875%, 9/15/2027[a]	52,980

	Total	910,051

Consumer Non-Cyclical (4.9%)
	Albertson’s Companies, LLC
125,000	6.625%, 6/15/2024	130,937
	Alliance One International, Inc.
100,000	9.875%, 7/15/2021	69,000
	Anthem, Inc., Convertible
9,000	2.750%, 10/15/2042	30,106
	B&G Foods, Inc.
65,000	5.250%, 9/15/2027	66,469
	Cardtronics, Inc., Convertible
9,000	1.000%, 12/1/2020	8,772
	Centene Corporation
50,000	5.375%, 6/1/2026[a]	52,375
	Energizer Holdings, Inc.
140,000	6.375%, 7/15/2026[a,d]	149,960
	HCA, Inc.
60,000	5.375%, 2/1/2025	65,550
	JBS USA, LLC
125,000	6.500%, 4/15/2029[a]	138,750
	Simmons Foods, Inc.
165,000	5.750%, 11/1/2024[a]	160,875
	Spectrum Brands, Inc.
50,000	5.750%, 7/15/2025	52,174
	Tenet Healthcare Corporation
15,000	4.625%, 7/15/2024	15,416
50,000	5.125%, 11/1/2027[a]	51,667
	Valeant Pharmaceuticals International, Inc.
30,000	5.875%, 5/15/2023[a]	30,375
	VRX Escrow Corporation
125,000	6.125%, 4/15/2025[a]	129,688

	Total	1,152,114

Energy (4.7%)
	Antero Resources Corporation
60,000	5.125%, 12/1/2022	52,650
	Cheniere Corpus Christi Holdings, LLC
125,000	7.000%, 6/30/2024	143,594
	Diamondback Energy, Inc.
125,000	5.375%, 5/31/2025	130,445
	Enbridge, Inc.
87,000	6.250%, 3/1/2078[b]	92,210
	Energy Transfer Operating, LP
25,000	6.625%, 2/15/2028[b,c]	23,625
	Enterprise Products Operating, LLC
75,000	4.875%, 8/16/2077[b]	72,469
	Parsley Energy, LLC
65,000	5.625%, 10/15/2027[a]	67,112
	Plains All American Pipeline, LP
60,000	6.125%, 11/15/2022[b,c]	56,518
	Precision Drilling Corporation
65,000	7.750%, 12/15/2023	63,144
	Sunoco, LP
125,000	5.500%, 2/15/2026	130,459
	Tallgrass Energy Partners, LP
65,000	5.500%, 1/15/2028[a]	63,531

Principal Amount	Long-Term Fixed Income (46.6%)	Value

Energy (4.7%) - continued
	TransCanada Trust
$100,000	5.300%, 3/15/2077[b]	$99,500
	Transocean Guardian, Ltd.
44,500	5.875%, 1/15/2024[a]	44,722
	WPX Energy, Inc.
65,000	5.250%, 10/15/2027	65,488

	Total	1,105,467

Financials (11.2%)
	Ally Financial, Inc.
65,000	5.750%, 11/20/2025	72,801
	Ares Capital Corporation, Convertible
21,000	4.625%, 3/1/2024	22,087
	Australia and New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[a,b,c]	110,750
	BAC Capital Trust XIV
34,000	4.000%, (LIBOR 3M + 0.400%), 10/17/2019[b,c]	29,733
	Bank of America Corporation
202,000	6.250%, 9/5/2024[b,c]	219,776
	Barclays plc
25,000	7.750%, 9/15/2023[b,c]	26,017
	BB&T Corporation
37,000	4.800%, 9/1/2024[b,c]	37,000
	Blackstone Mortgage Trust, Inc., Convertible
5,000	4.375%, 5/5/2022	5,206
	BNP Paribas SA
100,000	7.625%, 3/30/2021[a,b,c]	105,375
	Citigroup, Inc.
68,000	5.000%, 9/12/2024[b,c]	68,830
34,000	5.950%, 5/15/2025[b,c]	35,998
	Credit Agricole SA
100,000	8.125%, 12/23/2025[a,b,c]	117,625
	Credit Suisse Group AG
51,000	7.500%, 12/11/2023[a,b,c]	56,355
	Euronet Worldwide, Inc., Convertible
8,000	0.750%, 3/15/2049[a]	9,365
	FTI Consulting, Inc., Convertible
18,000	2.000%, 8/15/2023	21,908
	Goldman Sachs Group, Inc.
50,000	5.500%, 8/10/2024[b,c]	52,500
	GS Finance Corporation, Convertible
93,000	0.500%, 6/23/2025[e]	95,344
	Hannon Armstrong Sustainable Infrastructure Capital, Convertible
4,000	4.125%, 9/1/2022	4,465
	Hartford Financial Services Group, Inc.
100,000	4.283%, (LIBOR 3M + 2.125%), 2/12/2047[a,b]	85,031
	HSBC Holdings plc
75,000	6.375%, 9/17/2024[b,c]	78,703
	Icahn Enterprises, LP
50,000	6.375%, 12/15/2025	52,576
	ING Groep NV
50,000	6.000%, 4/16/2020[b,c]	50,455
	Iron Mountain, Inc.
65,000	4.875%, 9/15/2027[a]	66,474
	iStar, Inc., Convertible
5,000	3.125%, 9/15/2022	5,295
	J.P. Morgan Chase & Company
100,000	5.150%, 5/1/2023[b,c]	102,875
68,000	5.000%, 8/1/2024[b,c]	69,870

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (46.6%)	Value

Financials (11.2%) - continued
	J.P. Morgan Chase Capital XXIII
$100,000	3.158%, (LIBOR 3M + 1.000%), 5/15/2047[b]	$79,000
	Lincoln National Corporation
100,000	4.481%, (LIBOR 3M + 2.358%), 5/17/2066[b]	81,031
	Lloyds Banking Group plc
100,000	6.657%, 5/21/2037[a,b,c]	106,750
	Macquarie Bank, Ltd.
100,000	6.125%, 3/8/2027[a,b,c]	100,625
	MGIC Investment Corporation, Convertible
37,000	9.000%, 4/1/2063[a]	49,464
	MPT Operating Partnership, LP
50,000	4.625%, 8/1/2029	51,500
	Quicken Loans, Inc.
50,000	5.750%, 5/1/2025[a]	51,562
	Royal Bank of Scotland Group plc
100,000	8.625%, 8/15/2021[b,c]	107,085
	Societe Generale SA
100,000	8.000%, 9/29/2025[a,b,c]	112,625
	Standard Chartered plc
100,000	7.500%, 4/2/2022[a,b,c]	105,625
	State Street Capital Trust IV
100,000	3.119%, (LIBOR 3M + 1.000%), 6/15/2047[b]	76,741
	USB Realty Corporation
120,000	3.450%, (LIBOR 3M + 1.147%), 1/15/2022[a,b,c]	102,600
	Wachovia Capital Trust II
30,000	2.803%, (LIBOR 3M + 0.500%), 1/15/2027[b]	27,750

	Total	2,654,772

Technology (1.7%)
	Akamai Technologies, Inc., Convertible
10,000	0.125%, 5/1/2025	11,446
10,000	0.375%, 9/1/2027[a]	10,194
	Booking Holdings, Inc., Convertible
12,000	0.350%, 6/15/2020	17,936
	Cypress Semiconductor Corporation, Convertible
9,000	4.500%, 1/15/2022	15,693
	Diamond Sports Group, LLC
65,000	6.625%, 8/15/2027[a]	67,343
	Harland Clarke Holdings Corporation
55,000	8.375%, 8/15/2022[a]	45,100
	Intel Corporation, Convertible
14,000	3.250%, 8/1/2039	35,560
	j2 Global, Inc., Convertible
14,000	3.250%, 6/15/2029	19,850
	Microchip Technology, Inc., Convertible
13,000	1.625%, 2/15/2027	16,735
	NCR Corporation
40,000	6.125%, 9/1/2029[a]	42,162
	Nuance Communications, Inc., Convertible
46,000	1.250%, 4/1/2025	45,080
	Okta, Inc., Convertible
38,000	0.125%, 9/1/2025[a]	34,405
	ON Semiconductor Corporation, Convertible
20,000	1.625%, 10/15/2023	24,049

Principal Amount	Long-Term Fixed Income (46.6%)	Value

Technology (1.7%) - continued
	Verint Systems, Inc., Convertible
$11,000	1.500%, 6/1/2021	$11,060

	Total	396,613

Transportation (0.7%)
	Hertz Corporation
50,000	5.500%, 10/15/2024[a]	50,075
	United Continental Holdings, Inc.
50,000	4.875%, 1/15/2025	52,605
	XPO Logistics, Inc.
50,000	6.750%, 8/15/2024[a]	54,125

	Total	156,805

U.S. Government & Agencies (5.2%)
	U.S. Treasury Bonds
1,165,000	2.375%, 5/15/2029	1,237,494

	Total	1,237,494

Utilities (1.7%)
	Duke Energy Corporation
51,000	4.875%, 9/16/2024[b,c]	52,173
	NextEra Energy Operating Partners, LP
65,000	3.875%, 10/15/2026[a]	65,000
	NiSource, Inc.
77,000	5.650%, 6/15/2023[b,c]	77,385
	TerraForm Power Operating, LLC
125,000	5.000%, 1/31/2028[a]	130,000
	TransCanada Trust
85,000	5.875%, 8/15/2076[b]	89,918

	Total	414,476

	Total Long-Term Fixed Income (cost $10,990,826)	11,063,676

Shares	Registered Investment Companies (41.0%)	Value
Unaffiliated (31.1%)
15,000	Aberdeen Asia-Pacific Income Fund, Inc.	62,850
7,986	AllianceBernstein Global High Income Fund, Inc.	95,752
12,850	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	157,027
7,959	BlackRock Core Bond Trust	115,011
12,519	BlackRock Corporate High Yield Fund, Inc.	134,579
14,636	BlackRock Credit Allocation Income Trust	199,342
21,873	BlackRock Enhanced Equity Dividend Trust	200,794
6,704	BlackRock Multi-Sector Income Trust	115,041
15,726	BlackRock Resources & Commodities Strategy Trust	117,630
32,242	BNY Mellon High Yield Strategies Fund	98,661
4,628	Brookfield Real Assets Income Fund, Inc.	104,547
5,991	Calamos Convertible Opportunities and Income Fund	62,366
3,580	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	91,576
9,110	Eaton Vance Limited Duration Income Fund	113,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Registered Investment Companies (41.0%)	Value
Unaffiliated (31.1%) - continued
14,403	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	$118,393
10,190	Invesco Dynamic Credit Opportunities Fund	112,192
25,978	Invesco Senior Income Trust	109,108
5,500	Invesco Variable Rate Preferred ETF	139,810
54,910	iShares S&P U.S. Preferred Stock Index Fund	2,060,772
6,825	MFS Intermediate Income Trust	26,072
6,018	Neuberger Berman MLP Income Fund, Inc.	43,330
14,762	Nuveen Credit Strategies Income Fund	110,420
3,800	Nuveen Global High Income Fund	59,128
4,733	Nuveen Preferred and Income Term Fund	117,047
7,311	PGIM Global High Yield Fund, Inc.	105,059
8,152	PGIM High Yield Bond Fund, Inc.	121,872
7,747	Royce Value Trust, Inc.	106,599
2,650	SPDR BBG Barclay’s Convertible Securities ETF	138,993
15,875	SPDR Bloomberg Barclays High Yield Bond ETF	1,726,248
8,030	Templeton Global Income Fund	49,304
7,225	Tortoise Midstream Energy Fund, Inc.	88,795
17,762	Voya Global Equity Dividend & Premium Opportunity Fund	106,572
4,150	Voya Infrastructure Industrials and Materials Fund	47,517
12,651	Wells Fargo Income Opportunities Fund	104,244
15,400	Western Asset High Income Fund II, Inc.	104,412
21,248	Western Asset High Income Opportunity Fund, Inc.	107,302

	Total	7,372,240

Affiliated (9.9%)
239,407	Thrivent Core Emerging Markets Debt Fund	2,348,581

	Total	2,348,581

	Total Registered Investment Companies (cost $9,855,152)	9,720,821

Shares	Common Stock (4.6%)	Value
Communications Services (0.1%)
582	Twitter, Inc.[f]	23,978

	Total	23,978

Consumer Discretionary (<0.1%)
2	Booking Holdings, Inc.[f]	3,925

	Total	3,925

Consumer Staples (0.1%)
359	Bunge, Ltd.	20,327

	Total	20,327

Energy (1.0%)
2,070	Enbridge, Inc.	72,616
3,300	Enterprise Products Partners, LP	94,314
2,765	Williams Companies, Inc.	66,526

	Total	233,456

Shares	Common Stock (4.6%)	Value
Financials (1.7%)
5,636	AG Mortgage Investment Trust, Inc.	$85,386
12,858	Annaly Capital Management, Inc.	113,150
433	Ares Capital Corporation	8,069
5,511	Granite Point Mortgage Trust, Inc.	103,276
7,047	Two Harbors Investment Corporation	92,527

	Total	402,408

Health Care (0.1%)
255	Danaher Corporation	36,830

	Total	36,830

Information Technology (0.6%)
1,124	Advanced Micro Devices, Inc.[f]	32,585
130	Intel Corporation	6,699
60	Lam Research Corporation	13,866
1,389	Micron Technology, Inc.[f]	59,519
137	Motorola Solutions, Inc.	23,346
195	TTM Technologies, Inc.[f]	2,378

	Total	138,393

Materials (0.1%)
2,049	Hexion Holdings Corporation[f]	23,051

	Total	23,051

Real Estate (0.9%)
7,034	AGNC Investment Corporation	113,177
425	iSTAR Financial, Inc.	5,546
647	MGIC Investment Corporation	8,139
5,694	New Residential Investment Corporation	89,282

	Total	216,144

	Total Common Stock (cost $1,100,660)	1,098,512

Shares	Preferred Stock (3.4%)	Value
Communications Services (0.1%)
27	Crown Castle International Corporation, Convertible, 6.875%	34,129

	Total	34,129

Consumer Staples (0.2%)
2,000	CHS, Inc., 6.750%[b,c]	52,640

	Total	52,640

Energy (0.6%)
10,535	Crestwood Equity Partners, LP, 9.250%[c]	97,291
525	Energy Transfer Operating, LP, 7.600%[b,c]	13,304
1,415	Nustar Logistics, LP, 9.037%[b]	36,634

	Total	147,229

Financials (1.9%)
1,500	Allstate Corporation, 5.100%[c]	39,390
12	Bank of America Corporation, Convertible, 7.250%[c]	17,991
2,050	Capital One Financial Corporation, 5.000%[c,f]	51,188
2,000	Citigroup Capital XIII, 8.953%[b]	54,860
1,594	Federal National Mortgage Association, 0.000%[c,d,f]	21,280
70	First Tennessee Bank NA, 3.750%[a,b,c]	51,100
1,300	GMAC Capital Trust I, 7.943%[b]	34,073
2,000	Morgan Stanley, 5.850%[b,c,d]	54,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Preferred Stock (3.4%)	Value
Financials (1.9%) - continued
1,200	Regions Financial Corporation, 5.700%[b,c]	$33,948
250	Synovus Financial Corporation, 5.875%[b,c]	6,670
52	Wells Fargo & Company, Convertible, 7.500%[c]	79,169

	Total	444,269

Health Care (0.1%)
18	Danaher Corporation, Convertible, 4.750%	20,419

	Total	20,419

Real Estate (0.3%)
2,313	Colony Capital, Inc., 8.750%[c]	58,496

	Total	58,496

Utilities (0.2%)
876	Southern Company, Convertible, 6.750%[f]	46,875

	Total	46,875

	Total Preferred Stock (cost $776,532)	804,057

Shares	Collateral Held for Securities Loaned (0.8%)	Value
201,145	Thrivent Cash Management Trust	201,145

	Total Collateral Held for Securities Loaned (cost $201,145)	201,145

Shares or Principal Amount	Short-Term Investments (3.8%)	Value
	Federal Home Loan Bank Discount Notes
200,000	2.010%, 10/7/2019[g,h]	199,938
	Thrivent Core Short-Term Reserve Fund
70,034	2.230%	700,338

	Total Short-Term Investments (cost $900,271)	900,276

	Total Investments (cost $23,824,586) 100.2%	$23,788,487

	Other Assets and Liabilities, Net (0.2%)	(48,459)

	Total Net Assets 100.0%	$23,740,028

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $4,799,128 or 20.2% of total net assets.

b

Denotes variable rate securities. The rate shown is as of September 30, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
d	All or a portion of the security is on loan.
e	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
f	Non-income producing security.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income Portfolio as of September 30, 2019:

Securities Lending Transactions

Common Stock	$71,895
Long-Term Fixed Income	123,181
Total lending	$195,076
Gross amount payable upon return of collateral for securities loaned	$201,145
Net amounts due to counterparty	$6,069

Definitions:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Multidimensional Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Basic Materials	493,515	–	493,515	–
Capital Goods	867,173	–	867,173	–
Collateralized Mortgage Obligations	200,757	–	200,757	–
Communications Services	1,474,439	–	1,474,439	–
Consumer Cyclical	910,051	–	910,051	–
Consumer Non-Cyclical	1,152,114	–	1,152,114	–
Energy	1,105,467	–	1,105,467	–
Financials	2,654,772	–	2,559,428	95,344
Technology	396,613	–	396,613	–
Transportation	156,805	–	156,805	–
U.S. Government & Agencies	1,237,494	–	1,237,494	–
Utilities	414,476	–	414,476	–
Registered Investment Companies
Unaffiliated	7,372,240	7,372,240	–	–
Common Stock
Communications Services	23,978	23,978	–	–
Consumer Discretionary	3,925	3,925	–	–
Consumer Staples	20,327	20,327	–	–
Energy	233,456	233,456	–	–
Financials	402,408	402,408	–	–
Health Care	36,830	36,830	–	–
Information Technology	138,393	138,393	–	–
Materials	23,051	23,051	–	–
Real Estate	216,144	216,144	–	–
Preferred Stock
Communications Services	34,129	34,129	–	–
Consumer Staples	52,640	52,640	–	–
Energy	147,229	147,229	–	–
Financials	444,269	393,169	51,100	–
Health Care	20,419	20,419	–	–
Real Estate	58,496	58,496	–	–
Utilities	46,875	46,875	–	–
Short-Term Investments	199,938	–	199,938	–
Subtotal Investments in Securities	$20,538,423	$9,223,709	$11,219,370	$95,344
Other Investments *	Total
Affiliated Registered Investment Companies	2,348,581
Affiliated Short-Term Investments	700,338
Collateral Held for Securities Loaned	201,145
Subtotal Other Investments	$3,250,064

Total Investments at Value	$23,788,487

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$1,953	$246	$–	$2,349	239	9.9%
Total Affiliated Registered Investment Companies	1,953			2,349		9.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	984	23,827	24,111	700	70	3.0
Total Affiliated Short-Term Investments	984			700		3.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	114	442	355	201	201	0.8
Total Collateral Held for Securities Loaned	114			201		0.8
Total Value	$3,051			$3,250

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$149	–	$73
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	–	–	–	39
Total Income from Affiliated Investments				$112
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	0
Total Affiliated Income from Securities Loaned, Net				$0
Total Value	$–	$149	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (27.7%)[a]	Value
Basic Materials (1.3%)
	Arch Coal, Inc., Term Loan
$551,515	4.794%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$544,163
	Ball Metalpack Finco, LLC, Term Loan
83,937	6.624%, (LIBOR 3M + 4.500%), 7/31/2025[b]	78,691
	Big River Steel, LLC, Term Loan
333,200	7.104%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	329,868
	Chemours Company, Term Loan
551,600	3.800%, (LIBOR 1M + 1.750%), 4/3/2025[b]	531,053
	Momentive Performance Materials USA, LLC, Term Loan
292,268	5.300%, (LIBOR 1M + 3.250%), 5/15/2024[b]	290,076
	Peabody Energy Corporation, Term Loan
389,075	4.794%, (LIBOR 1M + 2.750%), 3/31/2025[b]	360,381
	Pixelle Specialty Solutions, LLC, Term Loan
372,188	8.044%, (LIBOR 1M + 6.000%), 10/31/2024[b]	367,070
	Starfruit US Holdco, LLC, Term Loan
199,000	5.292%, (LIBOR 1M + 3.250%), 10/1/2025[b,d,e]	194,622
	Total	2,695,924

Capital Goods (2.1%)
	Advanced Disposal Services, Inc., Term Loan
578,237	4.197%, (LIBOR 1W + 2.250%), 11/10/2023[b]	579,757
	BWAY Holding Company, Term Loan
374,043	5.590%, (LIBOR 3M + 3.250%), 4/3/2024[b,d,e]	365,837
	Flex Acquisition Company, Inc. Term Loan
283,770	5.569%, (LIBOR 3M + 3.250%), 6/29/2025[b]	272,862
	GFL Environmental, Inc., Term Loan
925,087	5.044%, (LIBOR 1M + 3.000%), 5/31/2025[b]	916,826
	Natgasoline, LLC, Term Loan
372,187	5.813%, (LIBOR 3M + 3.500%), 11/14/2025[b,c]	371,257
	Navistar, Inc., Term Loan
630,400	5.530%, (LIBOR 1M + 3.500%), 11/6/2024[b]	626,656
	TransDigm, Inc., Term Loan
462,652	4.544%, (LIBOR 1M + 2.500%), 6/9/2023[b]	461,125
	Vertiv Group Corporation, Term Loan
883,352	6.044%, (LIBOR 1M + 4.000%), 11/15/2023[b]	839,184
	Total	4,433,504

Communications Services (7.1%)
	Altice France SA, Term Loan
259,037	4.794%, (LIBOR 1M + 2.750%), 7/31/2025[b]	252,318

Principal Amount	Bank Loans (27.7%)[a]	Value
Communications Services (7.1%) - continued
	CenturyLink, Inc., Term Loan
$1,485,321	4.794%, (LIBOR 1M + 2.750%), 1/31/2025[b]	$1,474,596
	Charter Communications Operating, LLC, Term Loan
609,150	4.050%, (LIBOR 1M + 2.000%), 4/30/2025[b]	612,500
	CommScope Inc., Term Loan
790,000	5.294%, (LIBOR 1M + 3.250%), 4/4/2026[b]	786,477
	CSC Holdings, LLC, Term Loan
474,087	4.278%, (LIBOR 1M + 2.250%), 7/17/2025[b]	473,324
927,675	5.028%, (LIBOR 1M + 3.000%), 4/15/2027[b]	927,675
965,000	0.000%, (LIBOR 1M + 2.500%), 4/27/2029[b,d,e]	966,206
190,000	0.000%, (LIBOR 1M + 2.500%), 4/27/2029[b,d,e]	190,000
	Diamond Sports Group, LLC, Term Loan
775,000	5.300%, (LIBOR 1M + 3.250%), 8/24/2026[b]	778,875
	Entercom Media Corporation, Term Loan
457,783	4.804%, (LIBOR 1M + 2.750%), 11/17/2024[b]	457,898
	Frontier Communications Corporation, Term Loan
769,255	5.800%, (LIBOR 1M + 3.750%), 6/15/2024[b]	766,786
	HCP Acquisition, LLC, Term Loan
593,585	5.044%, (LIBOR 1M + 3.000%), 5/16/2024[b]	592,547
	Intelsat Jackson Holdings SA, Term Loan
500,000	5.804%, (LIBOR 1M + 3.750%), 11/27/2023[b]	501,095
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
725,000	5.528%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	722,281
113,649	8.778%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	111,944
	Mediacom Illinois, LLC, Term Loan
290,575	3.680%, (LIBOR 1W + 1.750%), 2/15/2024[b]	290,938
	NEP Group, Inc., Term Loan
615,350	5.294%, (LIBOR 1M + 3.250%), 10/20/2025[b]	602,914
	SBA Senior Finance II, LLC, Term Loan
414,750	4.050%, (LIBOR 1M + 2.000%), 4/11/2025[b]	414,767
	Sprint Communications, Inc., Term Loan
1,038,375	4.563%, (LIBOR 1M + 2.500%), 2/3/2024[b]	1,030,265
650,088	5.063%, (LIBOR 1M + 3.000%), 2/3/2024[b]	647,851
	TNS, Inc., Term Loan
474,071	6.260%, (LIBOR 3M + 4.000%), 8/14/2022[b]	467,078

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (27.7%)[a]	Value
Communications Services (7.1%) - continued
	Virgin Media Bristol, LLC, Term Loan
$785,000	4.528%, (LIBOR 1M + 2.500%), 1/15/2026[b]	$785,000
	WideOpenWest Finance, LLC, Term Loan
465,500	5.294%, (LIBOR 1M + 3.250%), 8/19/2023[b]	448,626
	Windstream Services, LLC, Term Loan
325,000	4.550%, (LIBOR 1M + 2.500%), 2/26/2021[b]	325,000
183,591	10.000%, (PRIME + 5.000%), 3/30/2021[b,f]	186,077

	Total	14,813,038

Consumer Cyclical (3.9%)
	1011778 B.C., ULC, Term Loan
1,136,022	4.294%, (LIBOR 1M + 2.250%), 2/17/2024[b]	1,139,430
	Cengage Learning, Inc., Term Loan
556,296	6.294%, (LIBOR 1M + 4.250%), 6/7/2023[b]	525,238
	Eldorado Resorts, Inc., Term Loan
152,888	4.313%, (LIBOR 1M + 2.250%), 4/17/2024[b]	152,570
	Four Seasons Hotels, Ltd., Term Loan
486,250	4.044%, (LIBOR 1M + 2.000%), 11/30/2023[b]	488,346
	Golden Entertainment, Inc., Term Loan
825,075	5.060%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	827,138
	Golden Nugget, LLC, Term Loan
646,321	4.800%, (LIBOR 1M + 2.750%), 10/4/2023[b,d,e]	645,177
	Mohegan Gaming and Entertainment, Term Loan
526,015	6.044%, (LIBOR 1M + 4.000%), 10/13/2023[b]	486,053
	Scientific Games International, Inc., Term Loan
1,572,229	4.876%, (LIBOR 1M + 2.750%), 8/14/2024[b]	1,557,497
	Staples, Inc., Term Loan
214,463	6.623%, (LIBOR 3M + 4.500%), 9/12/2024[b]	211,604
638,400	7.123%, (LIBOR 3M + 5.000%), 4/12/2026[b]	628,958
	Stars Group Holdings BV, Term Loan
822,878	5.604%, (LIBOR 3M + 3.500%), 7/10/2025[b]	825,964
	Tenneco, Inc., Term Loan
292,787	5.044%, (LIBOR 1M + 3.000%), 10/1/2025[b]	274,488
	Wyndham Hotels & Resorts, Inc., Term Loan
336,600	3.794%, (LIBOR 1M + 1.750%), 5/30/2025[b]	338,051

	Total	8,100,514

Consumer Non-Cyclical (5.2%)
	Air Medical Group Holdings, Inc., Term Loan
1,370,587	5.307%, (LIBOR 1M + 3.250%), 4/28/2022[b]	1,280,074

Principal Amount	Bank Loans (27.7%)[a]	Value
Consumer Non-Cyclical (5.2%) - continued
$167,025	6.294%, (LIBOR 1M + 4.250%), 3/14/2025[b]	$156,098
	Albertson’s LLC, Term Loan
1,150,000	4.794%, (LIBOR 1M + 2.750%), 8/17/2026[b,d,e]	1,156,774
	Amneal Pharmaceuticals, LLC, Term Loan
547,934	5.563%, (LIBOR 1M + 3.500%), 5/4/2025[b]	465,744
	Bausch Health Companies, Inc., Term Loan
947,440	5.039%, (LIBOR 1M + 3.000%), 6/1/2025[b]	950,898
	Chobani, LLC, Term Loan
462,623	5.544%, (LIBOR 1M + 3.500%), 10/7/2023[b]	458,289
	Diamond BC BV, Term Loan
481,425	5.256%, (LIBOR 3M + 3.000%), 9/6/2024[b]	457,956
	Endo International plc, Term Loan
1,234,952	6.313%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,121,880
	Energizer Holdings, Inc., Term Loan
284,925	4.375%, (LIBOR 1M + 2.250%), 1/2/2026[b]	284,748
	Grifols Worldwide Operations USA, Inc., Term Loan
433,875	4.197%, (LIBOR 1W + 2.250%), 1/31/2025[b]	435,962
	JBS USA LUX SA, Term Loan
522,375	4.544%, (LIBOR 1M + 2.500%), 5/1/2026[b]	524,553
	Mallinckrodt International Finance SA, Term Loan
699,550	5.175%, (LIBOR 3M + 3.000%), 2/24/2025[b]	520,815
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,127,054	6.044%, (LIBOR 1M + 4.000%), 5/4/2022[b]	1,057,605
	MPH Acquisition Holdings, LLC, Term Loan
1,151,682	4.854%, (LIBOR 3M + 2.750%), 6/7/2023[b]	1,095,296
	Ortho-Clinical Diagnostics SA, Term Loan
417,100	5.563%, (LIBOR 3M + 3.250%), 6/1/2025[b]	402,814
	Plantronics, Inc., Term Loan
526,185	4.544%, (LIBOR 1M + 2.500%), 7/2/2025[b]	524,648
	R.R. Donnelly & Sons Company, Term Loan
79,799	7.044%, (LIBOR 3M + 5.000%), 1/15/2024[b]	79,998

	Total	10,974,152

Energy (2.0%)
	BCP Raptor II, LLC, Term Loan
154,613	6.794%, (LIBOR 1M + 4.750%), 12/19/2025[b]	138,506
	Calpine Corporation, Term Loan
484,872	4.610%, (LIBOR 3M + 2.500%), 1/15/2024[b]	485,803

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (27.7%)[a]	Value
Energy (2.0%) - continued
	CONSOL Energy, Inc., Term Loan
$373,125	6.550%, (LIBOR 1M + 4.500%), 9/28/2024[b]	$369,394
	Consolidated Energy Finance SA, Term Loan
316,000	4.547%, (LIBOR 3M + 2.500%), 5/7/2025[b,c]	305,730
	Fieldwood Energy, LLC, Term Loan
375,000	7.506%, (LIBOR 3M + 5.250%), 4/11/2022[b]	324,165
	HFOTCO, LLC, Term Loan
873,937	4.800%, (LIBOR 1M + 2.750%), 6/26/2025[b]	871,211
	McDermott Technology (Americas), Inc., Term Loan
797,850	7.104%, (LIBOR 3M + 5.000%), 5/10/2025[b]	501,648
	Radiate Holdco, LLC, Term Loan
1,281,990	5.044%, (LIBOR 1M + 3.000%), 2/1/2024[b]	1,276,157

	Total	4,272,614

Financials (4.0%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
626,140	3.794%, (LIBOR 1M + 1.750%), 1/15/2025[b]	628,069
	Blackstone CQP Holdco, LP, Term Loan
309,225	5.656%, (LIBOR 3M + 3.500%), 6/20/2024[b]	310,385
	Cyxtera DC Holdings, Inc., Term Loan
131,963	5.040%, (LIBOR 1M + 3.000%), 5/1/2024[b]	118,578
80,000	9.300%, (LIBOR 1M + 7.250%), 5/1/2025[b]	65,134
	Digicel International Finance, Ltd., Term Loan
835,091	5.340%, (LIBOR 3M + 3.250%), 5/27/2024[b]	721,661
	Genworth Holdings, Inc., Term Loan
147,750	6.670%, (LIBOR 2M + 4.500%), 3/7/2023[b,c]	148,119
	GGP Nimbus, LLC, Term Loan
886,050	4.544%, (LIBOR 1M + 2.500%), 8/24/2025[b]	873,317
	Grizzly Finco, Term Loan
613,800	5.569%, (LIBOR 3M + 3.250%), 10/1/2025[b]	608,300
	Harland Clarke Holdings Corporation, Term Loan
724,206	6.854%, (LIBOR 3M + 4.750%), 11/3/2023[b]	563,070
	Level 3 Parent, LLC, Term Loan
1,025,000	4.294%, (LIBOR 1M + 2.250%), 2/22/2024[b]	1,026,496
	MoneyGram International, Inc., Term Loan
347,947	8.044%, (LIBOR 1M + 6.000%), 6/30/2023[b,c]	327,070
	NCR Corporation, Delayed Draw
282,667	0.000%, (LIBOR 3M + 2.500%), 8/28/2026[b,d,e]	283,020

Principal Amount	Bank Loans (27.7%)[a]	Value
Financials (4.0%) - continued
	NCR Corporation, Term Loan
$247,333	0.000%, (LIBOR 3M + 2.500%), 8/28/2026[b,d,e]	$247,642
	Sable International Finance, Ltd., Term Loan
1,386,347	5.294%, (LIBOR 2M + 3.250%), 1/31/2026[b]	1,391,157
	Trans Union, LLC, Term Loan
424,520	4.044%, (LIBOR 1M + 2.000%), 4/9/2023[b]	425,701
	Tronox Finance, LLC, Term Loan
686,906	4.817%, (LIBOR 1M + 2.750%), 9/22/2024[b]	686,295

	Total	8,424,014

Technology (1.7%)
	Clear Channel Outdoor Holdings, Inc., Term Loan
965,000	5.544%, (LIBOR 1M + 3.500%), 8/23/2026[b]	967,065
	Prime Security Services Borrower, LLC, Term Loan
1,025,000	0.000%, (LIBOR 1M + 3.250%), 9/23/2026[b,d,e]	1,013,633
	Rackspace Hosting, Inc., Term Loan
1,293,547	5.287%, (LIBOR 3M + 3.000%), 11/3/2023[b]	1,185,005
	SS&C Technologies Holdings Europe SARL, Term Loan
170,407	4.294%, (LIBOR 1M + 2.250%), 4/16/2025[b]	170,833
	SS&C Technologies, Inc., Term Loan
257,989	4.294%, (LIBOR 1M + 2.250%), 4/16/2025[b]	258,634

	Total	3,595,170

Utilities (0.4%)
	Core and Main, LP, Term Loan
412,650	4.863%, (LIBOR 1M + 2.750%), 8/1/2024[b]	408,784
	EnergySolutions, LLC, Term Loan
291,312	5.854%, (LIBOR 3M + 3.750%), 5/11/2025[b]	270,192
	TerraForm Power Operating, LLC, Term Loan
265,940	4.044%, (LIBOR 1M + 2.000%), 11/8/2022[b,c]	266,272

	Total	945,248

	Total Bank Loans (cost $59,732,316)	58,254,178

Principal Amount	Long-Term Fixed Income (51.6%)	Value
Asset-Backed Securities (5.1%)
	Apidos CLO XXIV
460,000	3.728%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2016-24A, Class A1BRb,g	454,236
	Assurant CLO III, Ltd.
450,000	3.508%, (LIBOR 3M + 1.230%), 10/20/2031, Ser. 2018-2A, Class Ab,g	449,303

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (51.6%)	Value

Asset-Backed Securities (5.1%) - continued
	Babson CLO, Ltd.
$650,000	5.178%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,g	$607,582
	Bayview Opportunity Master Fund Trust
492,747	3.228%, 8/28/2034, Ser. 2019-LT1, Class A1[g]	492,899
	Benefit Street Partners CLO IV, Ltd.
250,000	4.028%, (LIBOR 3M + 1.750%), 1/20/2029, Ser. 2014-IVA, Class A2RRb,g	249,881
	Business Jet Securities, LLC
306,022	4.447%, 6/15/2033, Ser. 2018-2, Class Ag	311,423
	Cent CLO, LP
875,000	4.576%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,g	868,095
	College Ave Student Loans, LLC
206,831	3.668%, (LIBOR 1M + 1.650%), 11/26/2046, Ser. 2017-A, Class A1[b,g]	207,576
	Foundation Finance Trust
169,107	3.300%, 7/15/2033, Ser. 2017-1A, Class Ag	169,863
	Harley Marine Financing, LLC
262,480	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[g]	229,670
	Madison Park Funding XIV, Ltd.
425,000	3.678%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,g	419,625
	Myers Park CLO, Ltd.
425,000	3.678%, (LIBOR 3M + 1.400%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	418,538
	OHA Credit Funding 1, Ltd.
360,000	3.728%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	355,610
	OZLM Funding II, Ltd.
710,000	3.766%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,g	703,521
	OZLM IX, Ltd.
550,000	3.828%, (LIBOR 3M + 1.550%), 10/20/2031, Ser. 2014-9A, Class A1BRb,g	547,190
	Palmer Square Loan Funding, Ltd.
250,000	4.528%, (LIBOR 3M + 2.250%), 4/20/2027, Ser. 2019-1A, Class Bb,g	247,958
	Park Avenue Institutional Advisers CLO, Ltd.
700,000	3.778%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,g	689,403
	Preston Ridge Partners Mortgage Trust, LLC
32,737	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[g,h]	32,808

Principal Amount	Long-Term Fixed Income (51.6%)	Value

Asset-Backed Securities (5.1%) - continued
	Pretium Mortgage Credit Partners, LLC
$590,666	3.721%, 1/25/2059, Ser. 2019-CFL1, Class A1[g,h]	$589,397
	Riserva CLO, Ltd.
375,000	4.000%, (LIBOR 3M + 1.700%), 10/18/2028, Ser. 2016-3A, Class BRb,g	374,101
	Saxon Asset Securities Trust
51,602	4.117%, 8/25/2035, Ser. 2004-2, Class MF2	51,076
	Sound Point CLO X, Ltd.
375,000	4.978%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,g	364,615
	Sound Point CLO XXI, Ltd.
700,000	3.717%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,g	689,144
	THL Credit Wind River CLO, Ltd.
325,000	5.153%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb,g	316,044
	Vericrest Opportunity Loan Transferee
400,000	4.704%, 8/25/2048, Ser. 2018-NPL5, Class A1Bg,h	398,584
445,248	3.352%, 9/25/2049, Ser. 2019-NPL5, Class A1Ag,h	446,633

	Total	10,684,775

Basic Materials (0.8%)
	Anglo American Capital plc
74,000	4.125%, 9/27/2022[g]	77,078
	BHP Billiton Finance USA, Ltd.
75,000	6.750%, 10/19/2075[b,g]	87,656
	CF Industries, Inc.
200,000	3.450%, 6/1/2023	203,000
	First Quantum Minerals, Ltd.
240,000	7.500%, 4/1/2025[g]	236,400
	Kinross Gold Corporation
38,000	5.125%, 9/1/2021	39,425
	Novelis Corporation
230,000	5.875%, 9/30/2026[g]	241,212
	Olin Corporation
200,000	5.125%, 9/15/2027	204,500
	Packaging Corporation of America
64,000	2.450%, 12/15/2020	64,133
	Peabody Securities Finance Corporation
170,000	6.375%, 3/31/2025[g]	167,982
	Syngenta Finance NV
75,000	3.933%, 4/23/2021[g]	76,372
	Tronox Finance plc
130,000	5.750%, 10/1/2025[g]	122,948
	Vale Overseas, Ltd.
23,000	4.375%, 1/11/2022	23,748
	Xstrata Finance Canada, Ltd.
57,000	4.950%, 11/15/2021[g]	59,622

	Total	1,604,076

Capital Goods (1.8%)
	AECOM
110,000	5.875%, 10/15/2024	119,570
180,000	5.125%, 3/15/2027	189,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (51.6%)	Value

Capital Goods (1.8%) - continued
	Amsted Industries, Inc.
$150,000	5.625%, 7/1/2027[g]	$158,250
	Ardagh Packaging Finance plc
220,000	6.000%, 2/15/2025[g]	230,032
	Bombardier, Inc.
340,000	7.500%, 3/15/2025[g]	339,575
	Building Materials Corporation of America
175,000	6.000%, 10/15/2025[g]	183,480
	Caterpillar Financial Services Corporation
62,000	1.850%, 9/4/2020	61,910
55,000	1.900%, 9/6/2022	54,930
	Cemex SAB de CV
130,000	5.700%, 1/11/2025[g]	133,732
	Cintas Corporation No. 2
57,000	2.900%, 4/1/2022	58,248
	CNH Industrial Capital, LLC
60,000	4.875%, 4/1/2021	62,111
	Covanta Holding Corporation
120,000	6.000%, 1/1/2027	126,300
	Crown Americas Capital Corporation IV
120,000	4.500%, 1/15/2023	126,000
	Crown Cork & Seal Company, Inc.
170,000	7.375%, 12/15/2026	206,550
	General Electric Company
133,000	5.000%, 1/21/2021[b,i]	126,184
	H&E Equipment Services, Inc.
220,000	5.625%, 9/1/2025	226,468
	L3Harris Technologies, Inc.
75,000	4.950%, 2/15/2021[g]	77,058
	Lockheed Martin Corporation
35,000	2.500%, 11/23/2020	35,154
	Owens-Brockway Glass Container, Inc.
270,000	5.000%, 1/15/2022[g]	278,491
	Parker-Hannifin Corporation
71,000	2.700%, 6/14/2024	72,323
	Republic Services, Inc.
34,000	2.500%, 8/15/2024	34,375
	Reynolds Group Issuer, Inc.
240,000	5.125%, 7/15/2023[g]	245,700
	Rockwell Collins, Inc.
42,000	2.800%, 3/15/2022	42,692
	Roper Technologies, Inc.
60,000	2.800%, 12/15/2021	60,961
39,000	2.350%, 9/15/2024	39,011
	Textron Financial Corporation
200,000	3.893%, (LIBOR 3M + 1.735%), 2/15/2042[b,g]	151,254
	United Rentals North America, Inc.
170,000	5.500%, 7/15/2025	176,885
60,000	4.625%, 10/15/2025	61,229
	United Technologies Corporation
80,000	3.950%, 8/16/2025	87,578
	Waste Management, Inc.
34,000	2.950%, 6/15/2024	35,156

	Total	3,800,207

Collateralized Mortgage Obligations (8.9%)
	Alternative Loan Trust 2007-6
195,178	5.750%, 4/25/2047, Ser. 2007-6, Class A4	172,547

Principal Amount	Long-Term Fixed Income (51.6%)	Value

Collateralized Mortgage Obligations (8.9%) - continued
	Antler Mortgage Trust
$350,000	4.458%, 6/27/2022, Ser. 2019-RTL1, Class A1[g]	$354,743
1,075,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[g]	1,080,987
	Banc of America Mortgage Securities Trust
393,010	4.305%, 9/25/2035, Ser. 2005-H, Class 3A1[b]	391,430
	Bear Stearns Adjustable Rate Mortgage Trust
70,736	4.270%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	72,645
	Bear Stearns ARM Trust
144,121	4.471%, 1/25/2034, Ser. 2003-8, Class 5Ab	144,793
	Bellemeade Re 2018-1, Ltd.
658,178	3.618%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,g	658,905
	Cascade Funding Mortgage Trust
177,615	4.580%, 6/25/2048, Ser. 2018-RM1, Class A1[g]	177,463
	ChaseFlex Trust
251,066	6.500%, 2/25/2035, Ser. 2005-1, Class 1A5	251,166
	CHL Mortgage Pass-Through Trust
253,065	3.837%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	231,012
156,934	4.254%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	153,921
117,443	6.000%, 4/25/2037, Ser. 2007-3, Class A18	98,058
	CIM Trust
246,493	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,g]	258,285
	Citigroup Mortgage Loan Trust, Inc.
504,346	4.738%, 4/25/2037, Ser. 2007-AR5, Class 1A1Ab	503,679
	Countrywide Alternative Loan Trust
214,458	5.500%, 5/25/2035, Ser. 2005-J3, Class 1A5	202,976
83,964	5.750%, 8/25/2035, Ser. 2005-28CB, Class 2A5	76,605
88,857	5.500%, 10/25/2035, Ser. 2005-46CB, Class A8	84,112
31,376	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	30,361
45,914	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	45,807
	Countrywide Home Loan Mortgage Pass Through Trust
137,321	3.985%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	124,523
	Credit Suisse Mortgage Capital Certificates
498,253	3.322%, 10/25/2058, Ser. 2019-RPL8, Class A1[b,g]	500,363
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
200,136	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	209,438

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (51.6%)	Value

Collateralized Mortgage Obligations (8.9%) - continued
	Eagle Re, Ltd.
$750,000	3.818%, (LIBOR 1M + 1.800%), 4/25/2029, Ser. 2019-1, Class M1Bb,g	$752,870
	Federal Home Loan Mortgage Corporation - REMIC
887,924	3.000%, 5/15/2027, Ser. 4046, Class GIj	60,056
712,835	3.000%, 7/15/2027, Ser. 4084, Class NIj	52,941
981,928	3.500%, 10/15/2032, Ser. 4119, Class KIj	118,743
1,098,924	3.000%, 4/15/2033, Ser. 4203, Class DIj	82,531
	Federal National Mortgage Association - REMIC
651,171	3.000%, 7/25/2027, Ser. 2012-73, Class DIj	48,378
986,207	3.000%, 7/25/2027, Ser. 2012-74, Class AIj	64,473
1,503,087	3.000%, 8/25/2027, Ser. 2012-95, Class HIj	96,981
2,165,122	3.000%, 11/25/2027, Ser. 2012-121, Class BIj	156,459
1,274,245	3.000%, 12/25/2027, Ser. 2012-139, Class DIj	87,214
560,886	2.500%, 1/25/2028, Ser. 2012-152, Class AIj	36,689
1,688,205	3.000%, 1/25/2028, Ser. 2012-147, Class EIj	115,643
2,724,539	3.000%, 3/25/2028, Ser. 2013-18, Class ILj	183,153
984,736	2.500%, 6/25/2028, Ser. 2013-87, Class IWj	65,324
1,159,388	3.000%, 11/25/2031, Ser. 2013-69, Class IOj	71,662
596,176	3.000%, 2/25/2033, Ser. 2013-1, Class YIj	69,449
	First Horizon Alternative Mortgage Securities Trust
87,399	4.245%, 7/25/2035, Ser. 2005-AA5, Class 2A1[b]	86,707
	FWD Securitization Trust
478,316	2.810%, 6/25/2049, Ser. 2019-INV1, Class A1[b,g]	480,200
	GMAC Mortgage Corporation Loan Trust
89,919	4.072%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	88,177
49,522	2.518%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,k]	58,759
16,378	4.031%, 9/19/2035, Ser. 2005-AR5, Class 5A1[b]	15,551
	GSAA Home Equity Trust
76,740	4.485%, 8/25/2034, Ser. 2004-10, Class M2[h]	80,087
	Home Equity Asset Trust
405,131	3.338%, (LIBOR 1M + 1.320%), 8/25/2033, Ser. 2003-2, Class M1[b]	407,553
	IndyMac INDA Mortgage Loan Trust
908,633	3.868%, 8/25/2036, Ser. 2006-AR1, Class A1[b]	879,550

Principal Amount	Long-Term Fixed Income (51.6%)	Value

Collateralized Mortgage Obligations (8.9%) - continued
	IndyMac INDX Mortgage Loan Trust
$127,305	2.228%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	$120,173
	J.P. Morgan Alternative Loan Trust
92,332	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	77,255
	J.P. Morgan Mortgage Trust
72,164	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	80,565
97,928	4.480%, 7/25/2035, Ser. 2007-A1, Class 2A1[b]	100,271
107,908	4.339%, 6/25/2036, Ser. 2006-A4, Class 2A2[b]	98,307
	Legacy Mortgage Asset Trust
404,750	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[g]	409,604
	Long Beach Mortgage Loan Trust
303,964	3.518%, (LIBOR 1M + 1.500%), 9/25/2034, Ser. 2004-5, Class M3[b]	309,174
	Master Asset Securitization Trust
444,954	2.518%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	186,679
	MASTR Alternative Loans Trust
84,995	5.000%, 10/25/2019, Ser. 2004-10, Class 3A1	83,507
	Merrill Lynch Alternative Note Asset Trust
104,057	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	77,162
	Merrill Lynch Mortgage Investors Trust
214,825	4.338%, 6/25/2035, Ser. 2005-A5, Class M1[b]	225,575
	Oak Hill Advisors Residential Loan Trust
28,177	3.125%, 6/25/2057, Ser. 2017-NPL1, Class A1[g,h]	28,176
	Oaktown Re III, Ltd.
700,000	3.418%, (LIBOR 1M + 1.400%), 7/25/2029, Ser. 2019-1A, Class M1Ab,g	701,137
	Preston Ridge Partners Mortgage Trust, LLC
130,875	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[g,h]	131,800
422,834	3.967%, 4/25/2024, Ser. 2019-2A, Class A1[g,h]	427,119
	Pretium Mortgage Credit Partners, LLC
312,461	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[g,h]	315,052
	Radnor RE, Ltd.
565,117	3.418%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1[b,g]	565,887
	RCO 2017-INV1 Trust
277,035	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,g	275,386
	Renaissance Home Equity Loan Trust
223,730	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[h]	124,666

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (51.6%)	Value

Collateralized Mortgage Obligations (8.9%) - continued
$183,010	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[h]	$94,178
	Residential Accredit Loans, Inc. Trust
262,924	6.000%, 8/25/2035, Ser. 2005-QS10, Class 2A	264,788
104,936	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	99,443
	Starwood Mortgage Residential Trust
336,599	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,g]	342,985
	Structured Asset Mortgage Investments, Inc.
196,317	2.328%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	197,253
	Toorak Mortgage Corporation
550,000	4.375%, 8/25/2021, Ser. 2018-1, Class A1[g,h]	555,633
450,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[g,h]	457,233
	Vericrest Opportunity Loan Trust
291,923	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[g,h]	292,389
194,684	3.967%, 3/25/2049, Ser. 2019-NPL3, Class A1[g,h]	195,771
217,102	3.352%, 8/25/2049, Ser. 2019-NPL4, Class A1Ag,h	217,491
	Verus Securitization Trust
447,294	3.345%, 4/25/2059, Ser. 2019-2, Class A2[b,g]	449,814
	Wachovia Asset Securitization, Inc.
181,786	2.158%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class Ab,g,k	170,534
	WaMu Mortgage Pass Through Certificates
61,426	3.909%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	60,349
17,037	3.876%, 8/25/2046, Ser. 2006-AR8, Class 1A1[b]	16,459
252,609	3.326%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	239,405
83,430	3.186%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	80,980
	Wells Fargo Home Equity Trust
142,975	2.518%, (LIBOR 1M + 0.500%), 4/25/2034, Ser. 2004-1, Class M1[b]	141,002
	Wells Fargo Mortgage Backed Securities Trust
148,604	4.908%, 12/25/2034, Ser. 2004-EE, Class B1[b]	149,326
56,665	5.005%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	58,223
168,717	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	166,404
58,405	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	58,861

	Total	18,628,985

Principal Amount	Long-Term Fixed Income (51.6%)	Value

Communications Services (2.4%)
	AMC Networks, Inc.
$195,000	5.000%, 4/1/2024	$200,850
	American Tower Corporation
30,000	2.800%, 6/1/2020	30,114
42,000	2.950%, 1/15/2025	42,911
	AT&T, Inc.
144,000	4.450%, 4/1/2024	155,777
	CCO Holdings, LLC
275,000	5.500%, 5/1/2026[g]	288,035
110,000	5.125%, 5/1/2027[g]	114,812
	CCOH Safari, LLC
185,000	5.750%, 2/15/2026[g]	195,175
	Charter Communications Operating, LLC
98,000	3.579%, 7/23/2020	98,877
40,000	4.500%, 2/1/2024	42,977
34,000	4.908%, 7/23/2025	37,365
	Comcast Corporation
76,000	1.625%, 1/15/2022	75,708
39,000	3.700%, 4/15/2024	41,583
39,000	3.950%, 10/15/2025	42,463
	Cox Communications, Inc.
54,000	2.950%, 6/30/2023[g]	54,763
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	35,479
42,000	3.150%, 7/15/2023	43,129
	CSC Holdings, LLC
135,000	5.500%, 5/15/2026[g]	142,074
	Deutsche Telekom International Finance BV
34,000	2.485%, 9/19/2023[g]	34,189
	Discovery Communications, LLC
75,000	2.950%, 3/20/2023	76,208
	Embarq Corporation
120,000	7.995%, 6/1/2036	118,613
	Fox Corporation
73,000	4.030%, 1/25/2024[g]	77,661
	Frontier Communications Corporation
110,000	8.000%, 4/1/2027[g]	116,016
	Gray Escrow, Inc.
215,000	7.000%, 5/15/2027[g]	236,220
	Level 3 Communications, Inc.
150,000	5.375%, 1/15/2024	152,977
	Level 3 Financing, Inc.
220,000	5.250%, 3/15/2026	228,767
	Moody’s Corporation
38,000	2.750%, 12/15/2021	38,502
	Neptune Finco Corporation
115,000	10.875%, 10/15/2025[g]	130,232
	Netflix, Inc.
225,000	4.875%, 4/15/2028	228,926
	Nexstar Escrow Corporation
173,000	5.625%, 8/1/2024[g]	180,067
	Orange SA
60,000	1.625%, 11/3/2019	59,956
	Sirius XM Radio, Inc.
220,000	5.000%, 8/1/2027[g]	226,919
	Sprint Corporation
405,000	7.625%, 2/15/2025	445,500
	Telefonica Emisiones SAU
49,000	4.570%, 4/27/2023	52,819
	T-Mobile USA, Inc.
340,000	4.500%, 2/1/2026	349,962

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (51.6%)	Value

Communications Services (2.4%) - continued
	Verizon Communications, Inc.
$86,000	2.946%, 3/15/2022	$88,061
84,000	3.258%, (LIBOR 3M + 1.100%), 5/15/2025[b]	85,298
	Viacom, Inc.
58,000	4.250%, 9/1/2023	61,510
85,000	5.875%, 2/28/2057[b]	88,241
	Virgin Media Secured Finance plc
220,000	5.250%, 1/15/2026[g]	226,050
	Vodafone Group plc
51,000	3.750%, 1/16/2024	53,772

	Total	4,998,558

Consumer Cyclical (2.7%)
	Allison Transmission, Inc.
245,000	5.000%, 10/1/2024[g]	250,359
	American Honda Finance Corporation
57,000	2.000%, 2/14/2020	56,995
55,000	2.050%, 1/10/2023	54,928
	BMW Finance NV
40,000	2.250%, 8/12/2022[g]	40,035
	Brookfield Property REIT, Inc.
110,000	5.750%, 5/15/2026[g]	114,950
	Brookfield Residential Properties, Inc.
235,000	6.250%, 9/15/2027[g]	236,175
	Cinemark USA, Inc.
230,000	4.875%, 6/1/2023	233,162
	D.R. Horton, Inc.
62,000	2.550%, 12/1/2020	62,182
	Daimler Finance North America, LLC
39,000	2.550%, 8/15/2022[g]	39,149
	Ford Motor Credit Company, LLC
50,000	2.597%, 11/4/2019	49,998
57,000	3.336%, 3/18/2021	57,265
75,000	5.596%, 1/7/2022	78,799
	General Motors Financial Company, Inc.
57,000	2.650%, 4/13/2020	57,075
57,000	4.375%, 9/25/2021	58,887
37,000	4.200%, 11/6/2021	38,171
38,000	3.150%, 6/30/2022	38,440
25,000	6.500%, 9/30/2028[b,i]	25,125
	Hanesbrands, Inc.
170,000	4.875%, 5/15/2026[g]	179,605
	Harley-Davidson Financial Services, Inc.
54,000	4.050%, 2/4/2022[g]	55,696
	Hilton Domestic Operating Company, Inc.
230,000	4.875%, 1/15/2030[g]	242,845
	Home Depot, Inc.
35,000	2.625%, 6/1/2022	35,810
	Hyundai Capital America
51,000	3.000%, 6/20/2022[g]	51,388
	L Brands, Inc.
229,000	6.694%, 1/15/2027	224,992
	Landry’s, Inc.
220,000	6.750%, 10/15/2024[g]	225,500
	Lennar Corporation
57,000	2.950%, 11/29/2020	56,926
22,000	4.125%, 1/15/2022	22,523
270,000	4.500%, 4/30/2024	284,445

Principal Amount	Long-Term Fixed Income (51.6%)	Value

Consumer Cyclical (2.7%) - continued
	Live Nation Entertainment, Inc.
$135,000	5.375%, 6/15/2022[g]	$136,688
120,000	5.625%, 3/15/2026[g]	127,650
	Macy’s Retail Holdings, Inc.
17,000	3.875%, 1/15/2022	17,290
30,000	2.875%, 2/15/2023	29,620
	Mattamy Group Corporation
230,000	6.500%, 10/1/2025[g]	241,500
	McDonald’s Corporation
72,000	3.350%, 4/1/2023	75,149
	MGM Resorts International
170,000	6.000%, 3/15/2023	187,289
220,000	5.750%, 6/15/2025	242,275
	Navistar International Corporation
210,000	6.625%, 11/1/2025[g]	213,150
	New Red Finance, Inc.
190,000	4.250%, 5/15/2024[g]	195,455
60,000	5.000%, 10/15/2025[g]	61,980
	Prime Security Services Borrower, LLC
240,000	5.750%, 4/15/2026[g]	249,912
	Ralph Lauren Corporation
35,000	2.625%, 8/18/2020	35,221
	Scientific Games International, Inc.
110,000	5.000%, 10/15/2025[g]	113,498
	ServiceMaster Company, LLC
220,000	5.125%, 11/15/2024[g]	228,250
	Six Flags Entertainment Corporation
220,000	4.875%, 7/31/2024[g]	227,700
	Viking Cruises, Ltd.
160,000	5.875%, 9/15/2027[g]	169,536
	Visa, Inc.
35,000	2.200%, 12/14/2020	35,134
	Volkswagen Group of America Finance, LLC
63,000	4.250%, 11/13/2023[g]	67,127
	Yum! Brands, Inc.
150,000	5.000%, 6/1/2024[g]	155,625
60,000	4.750%, 1/15/2030[g]	61,875

	Total	5,743,349

Consumer Non-Cyclical (2.6%)
	Abbott Laboratories
76,000	2.550%, 3/15/2022	76,791
40,000	3.400%, 11/30/2023	42,050
	AbbVie, Inc.
76,000	2.500%, 5/14/2020	76,173
38,000	2.900%, 11/6/2022	38,730
	Albertson’s Companies, LLC
240,000	6.625%, 6/15/2024	251,400
	Allergan, Inc.
34,000	2.800%, 3/15/2023	34,315
	Altria Group, Inc.
34,000	3.800%, 2/14/2024	35,546
36,000	4.400%, 2/14/2026	38,484
	Anheuser-Busch Companies, LLC
36,000	3.650%, 2/1/2026	38,573
	Anheuser-Busch InBev Finance, Inc.
34,000	3.300%, 2/1/2023	35,345
	Anheuser-Busch InBev Worldwide, Inc.
59,000	4.150%, 1/23/2025	64,460
	B&G Foods, Inc.
150,000	5.250%, 9/15/2027	153,390

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (51.6%)	Value

Consumer Non-Cyclical (2.6%) - continued
	BAT Capital Corporation
$41,000	2.764%,8/15/2022	$41,389
59,000	3.222%,8/15/2024	59,713
	Bayer U.S. Finance II, LLC
38,000	3.500%,6/25/2021[g]	38,760
	Becton, Dickinson and Company
72,000	3.363%,6/6/2024	75,105
	Boston Scientific Corporation
72,000	3.450%,3/1/2024	75,122
	Bunge, Ltd. Finance Corporation
35,000	3.500%,11/24/2020	35,378
	Celgene Corporation
59,000	3.625%,5/15/2024	62,310
	Centene Corporation
225,000	4.750%,1/15/2025	230,962
	Cigna Corporation
76,000	4.125%,11/15/2025	81,836
	Conagra Brands, Inc.
38,000	3.800%,10/22/2021	39,215
38,000	4.300%,5/1/2024	40,778
	Constellation Brands, Inc.
69,000	4.250%,5/1/2023	73,771
	CVS Health Corporation
38,000	2.750%,12/1/2022	38,466
128,000	3.700%,3/9/2023	133,226
69,000	4.100%,3/25/2025	73,678
	Energizer Holdings, Inc.
240,000	6.375%,7/15/2026[g,l]	257,074
	Express Scripts Holding Company
38,000	4.750%,11/15/2021	39,934
	Forest Laboratories, LLC
19,000	4.875%,2/15/2021[g]	19,528
	General Mills, Inc.
34,000	3.700%,10/17/2023	35,791
34,000	3.650%,2/15/2024	35,682
	HCA, Inc.
320,000	5.375%,2/1/2025	349,600
	Imperial Brands Finance plc
34,000	3.125%,7/26/2024[g]	34,072
	J.M. Smucker Company
41,000	2.200%,12/6/2019	40,985
	JBS USA Lux SA
240,000	5.500%,1/15/2030[g]	254,395
	JBS USA, LLC
60,000	5.750%,6/15/2025[g]	62,509
	Kellogg Company
90,000	3.125%,5/17/2022	92,055
	Keurig Dr Pepper, Inc.
84,000	3.551%,5/25/2021	85,857
	Kroger Company
38,000	2.800%,8/1/2022	38,667
	Mead Johnson Nutrition Company
35,000	3.000%,11/15/2020	35,303
	Mondelez International Holdings Netherlands BV
58,000	2.000%,10/28/2021[g]	57,884
	Mylan NV
42,000	3.150%,6/15/2021	42,536
	Mylan, Inc.
34,000	4.200%,11/29/2023	35,636
	Par Pharmaceutical, Inc.
110,000	7.500%,4/1/2027[g]	100,100
	Pernod Ricard SA
50,000	5.750%,4/7/2021[g]	52,614

Principal Amount	Long-Term Fixed Income (51.6%)	Value

Consumer Non-Cyclical (2.6%) - continued
	Post Holdings, Inc.
$85,000	5.500%,3/1/2025[g]	$89,037
	Reynolds American, Inc.
34,000	4.850%,9/15/2023	36,799
	Shire Acquisitions Investments Ireland Designated Activity Company
74,000	2.400%,9/23/2021	74,343
	Simmons Foods, Inc.
205,000	5.750%,11/1/2024[g]	199,875
	Smithfield Foods, Inc.
57,000	2.700%,1/31/2020[g]	56,966
	Spectrum Brands, Inc.
170,000	5.750%,7/15/2025	177,393
	Teleflex, Inc.
200,000	4.875%,6/1/2026	208,500
	Tenet Healthcare Corporation
50,000	4.625%,7/15/2024	51,387
170,000	5.125%,11/1/2027[g]	175,670
	Teva Pharmaceutical Finance Netherlands III BV
45,000	2.200%,7/21/2021	41,119
	UnitedHealth Group, Inc.
35,000	3.350%,7/15/2022	36,266
	Valeant Pharmaceuticals International, Inc.
110,000	5.875%,5/15/2023[g]	111,375
	VRX Escrow Corporation
455,000	6.125%,4/15/2025[g]	472,063
	Zimmer Biomet Holdings, Inc.
69,000	3.550%,4/1/2025	72,452
	Zoetis, Inc.
57,000	3.450%,11/13/2020	57,735
52,000	3.250%,2/1/2023	53,379

	Total	5,569,547

Energy (2.5%)
	Alliance Resource Operating Partners, LP
170,000	7.500%,5/1/2025[g]	167,875
	Antero Resources Corporation
140,000	5.125%,12/1/2022	122,850
80,000	5.625%,6/1/2023	69,200
	BP Capital Markets America, Inc.
162,000	2.520%,9/19/2022	163,955
	BP Capital Markets plc
38,000	2.315%,2/13/2020	38,041
	Canadian Natural Resources, Ltd.
40,000	2.950%,1/15/2023	40,729
	Canadian Oil Sands, Ltd.
40,000	9.400%,9/1/2021[g]	44,652
	Cheniere Corpus Christi Holdings, LLC
305,000	7.000%,6/30/2024	350,369
	Cheniere Energy Partners, LP
280,000	5.625%,10/1/2026	297,122
	Chesapeake Energy Corporation
220,000	7.000%,10/1/2024	157,850
	Continental Resources, Inc.
21,000	5.000%,9/15/2022	21,185
	Diamondback Energy, Inc.
265,000	4.750%,11/1/2024	271,294
	Enbridge, Inc.
39,000	2.900%,7/15/2022	39,740
139,000	6.250%,3/1/2078[b]	147,324

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (51.6%)	Value

Energy (2.5%) - continued
	Energy Transfer Operating, LP
$42,000	4.200%, 9/15/2023	$44,186
69,000	5.875%, 1/15/2024	76,717
43,000	6.625%, 2/15/2028[b,i]	40,635
	EnLink Midstream Partners, LP
220,000	4.850%, 7/15/2026	209,000
	Enterprise Products Operating, LLC
105,000	4.875%, 8/16/2077[b]	101,456
	EOG Resources, Inc.
45,000	2.625%, 3/15/2023	45,871
	EQM Midstream Partners LP
59,000	4.750%, 7/15/2023	59,222
	Hess Corporation
42,000	3.500%, 7/15/2024	42,867
	Kinder Morgan Energy Partners, LP
76,000	3.450%, 2/15/2023	78,384
	Marathon Oil Corporation
38,000	2.700%, 6/1/2020	38,074
	Marathon Petroleum Corporation
34,000	4.750%, 12/15/2023	36,900
	MPLX, LP
58,000	4.500%, 7/15/2023	61,792
	Nabors Industries, Inc.
180,000	5.750%, 2/1/2025	133,200
	Newfield Exploration Company
34,000	5.625%, 7/1/2024	37,511
	Noble Energy, Inc.
51,000	3.900%, 11/15/2024	53,470
	Occidental Petroleum Corporation
16,000	4.850%, 3/15/2021	16,544
71,000	2.700%, 8/15/2022	71,621
53,000	2.900%, 8/15/2024	53,402
	Parsley Energy, LLC
180,000	5.625%, 10/15/2027[g]	185,850
	Plains All American Pipeline, LP
92,000	5.000%, 2/1/2021	94,380
87,000	6.125%, 11/15/2022[b,i]	81,951
21,000	2.850%, 1/31/2023	21,001
	Precision Drilling Corporation
50,000	7.750%, 12/15/2023	48,573
80,000	7.125%, 1/15/2026[g]	74,000
	Sabine Pass Liquefaction, LLC
37,000	6.250%, 3/15/2022	39,867
37,000	5.625%, 4/15/2023	40,206
	Southwestern Energy Company
205,000	7.500%, 4/1/2026	178,350
	Sunoco Logistics Partners Operations, LP
35,000	4.400%, 4/1/2021	35,951
	Sunoco, LP
120,000	5.500%, 2/15/2026	125,240
115,000	5.875%, 3/15/2028	122,044
	Tallgrass Energy Partners, LP
355,000	5.500%, 1/15/2028[g]	346,977
	Transocean Guardian, Ltd.
160,200	5.875%, 1/15/2024[g]	161,001
	W&T Offshore, Inc.
200,000	9.750%, 11/1/2023[g]	190,924
	Western Gas Partners, LP
39,000	4.000%, 7/1/2022	39,473
	Williams Partners, LP
54,000	4.000%, 11/15/2021	55,506
	WPX Energy, Inc.
155,000	5.750%, 6/1/2026	158,875

Principal Amount	Long-Term Fixed Income (51.6%)	Value

Energy (2.5%) - continued
$60,000	5.250%, 10/15/2027	$60,450

	Total	5,193,657

Financials (5.8%)
	ACE INA Holdings, Inc.
35,000	2.875%, 11/3/2022	35,878
	AIG Global Funding
78,000	2.150%, 7/2/2020[g]	78,067
	Air Lease Corporation
78,000	2.500%, 3/1/2021	78,228
	Aircastle, Ltd.
62,000	5.000%, 4/1/2023	66,402
	Ally Financial, Inc.
200,000	5.750%, 11/20/2025	224,004
	American Express Company
44,000	3.375%, 5/17/2021	44,880
34,000	3.700%, 8/3/2023	35,824
36,000	3.400%, 2/22/2024	37,654
	Ares Capital Corporation
82,000	3.875%, 1/15/2020	82,218
	Athene Global Funding
63,000	4.000%, 1/25/2022[g]	65,383
	Australia and New Zealand Banking Group, Ltd.
68,000	6.750%, 6/15/2026[b,g,i]	75,310
	Avolon Holdings Funding, Ltd.
18,000	5.250%, 5/15/2024[g]	19,273
	BAC Capital Trust XIV
42,000	4.000%, (LIBOR 3M + 0.400%), 10/17/2019[b,i]	36,729
	Bank of America Corporation
82,000	2.738%, 1/23/2022[b]	82,474
84,000	3.499%, 5/17/2022[b]	85,664
65,000	3.004%, 12/20/2023[b]	66,385
117,000	3.550%, 3/5/2024[b]	121,675
87,000	5.125%, 6/20/2024[b,i]	90,154
147,000	3.864%, 7/23/2024[b]	154,820
69,000	4.200%, 8/26/2024	74,012
125,000	6.250%, 9/5/2024[b,i]	136,000
36,000	3.458%, 3/15/2025[b]	37,562
	Bank of Montreal
103,000	3.300%, 2/5/2024	107,191
	Bank of New York Mellon Corporation
76,000	2.600%, 2/7/2022	77,049
	Bank of Nova Scotia
42,000	2.718%, (LIBOR 3M + 0.440%), 4/20/2021[b]	42,159
57,000	2.700%, 3/7/2022	57,997
71,000	2.375%, 1/18/2023	71,621
	Barclays plc
115,000	7.750%, 9/15/2023[b,i]	119,677
70,000	4.338%, 5/16/2024[b]	73,127
	BB&T Corporation
81,000	2.150%, 2/1/2021	81,131
34,000	2.500%, 8/1/2024	34,274
60,000	4.800%, 9/1/2024[b,i]	59,999
	BNP Paribas SA
157,000	7.625%, 3/30/2021[b,g,i]	165,439
	BPCE SA
34,000	3.000%, 5/22/2022[g]	34,501
	Camden Property Trust
34,000	4.875%, 6/15/2023	36,970
	Capital One Bank USA NA
51,000	3.375%, 2/15/2023	52,558

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (51.6%)	Value

Financials (5.8%) - continued
	Capital One Financial Corporation
$115,000	3.050%, 3/9/2022	$117,293
	Central Fidelity Capital Trust I
175,000	3.303%, (LIBOR 3M + 1.000%), 4/15/2027[b]	162,750
	CIT Bank NA
40,000	2.969%, 9/27/2025[b]	40,050
	CIT Group, Inc.
220,000	4.750%, 2/16/2024	232,650
	Citigroup, Inc.
76,000	2.650%, 10/26/2020	76,464
69,000	2.350%, 8/2/2021	69,316
37,000	2.750%, 4/25/2022	37,552
40,000	2.946%, (LIBOR 3M + 0.690%), 10/27/2022[b]	40,051
81,000	3.142%, 1/24/2023[b]	82,501
84,000	5.000%, 9/12/2024[b,i]	85,025
105,000	3.352%, 4/24/2025[b]	108,894
42,000	5.950%, 5/15/2025[b,i]	44,468
	CNA Financial Corporation
32,000	5.750%, 8/15/2021	33,986
36,000	3.950%, 5/15/2024	38,639
	Commonwealth Bank of Australia
75,000	2.250%, 3/10/2020[g]	75,068
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
74,000	3.950%, 11/9/2022	77,077
	Credit Agricole SA
37,000	3.375%, 1/10/2022[g]	37,827
64,300	8.125%, 12/23/2025[b,g,i]	75,633
	Credit Suisse Group AG
63,000	7.500%, 12/11/2023[b,g,i]	69,615
39,000	2.593%, 9/11/2025[b,g]	38,633
	Credit Suisse Group Funding (Guernsey), Ltd.
114,000	3.800%, 9/15/2022	118,442
	Danske Bank AS
56,000	5.000%, 1/12/2022[g]	58,877
	Deutsche Bank AG
42,000	2.700%, 7/13/2020	41,914
112,000	4.250%, 10/14/2021	113,616
	Digital Realty Trust, LP
60,000	2.750%, 2/1/2023	60,610
	Discover Bank
10,000	8.700%, 11/18/2019	10,077
59,000	2.450%, 9/12/2024	58,840
	Discover Bank of Greenwood Delaware
34,000	4.200%, 8/8/2023	36,143
	Fidelity National Financial, Inc.
62,000	5.500%, 9/1/2022	66,537
	Fifth Third Bancorp
57,000	2.600%, 6/15/2022	57,612
36,000	3.650%, 1/25/2024	37,952
	Five Corners Funding Trust
100,000	4.419%, 11/15/2023[g]	108,114
	GE Capital International Funding Company
142,000	3.373%, 11/15/2025	144,886
	General Electric Capital Corporation
36,000	3.100%, 1/9/2023	36,479
	Goldman Sachs Group, Inc.
74,000	5.375%, 5/10/2020[b,i]	74,555
76,000	5.250%, 7/27/2021	80,082

Principal Amount	Long-Term Fixed Income (51.6%)	Value

Financials (5.8%) - continued
$55,000	3.328%, (LIBOR 3M + 1.170%), 11/15/2021[b]	$55,422
76,000	3.000%, 4/26/2022	76,845
63,000	2.876%, 10/31/2022[b]	63,730
39,000	3.177%, (LIBOR 3M + 1.050%), 6/5/2023[b]	39,234
72,000	3.625%, 2/20/2024	75,534
86,000	5.500%, 8/10/2024[b,i]	90,300
	Guardian Life Global Funding
40,000	2.000%, 4/26/2021[g]	39,977
	Hartford Financial Services Group, Inc.
34,000	4.283%, (LIBOR 3M + 2.125%), 2/12/2047[b,g]	28,911
	Hospitality Properties Trust
40,000	4.250%, 2/15/2021	40,542
	HSBC Holdings plc
114,000	3.400%, 3/8/2021	115,744
76,000	6.875%, 6/1/2021[b,i]	79,724
46,000	6.375%, 9/17/2024[b,i]	48,271
	Huntington Bancshares, Inc.
55,000	3.150%, 3/14/2021	55,739
	Icahn Enterprises, LP
75,000	6.750%, 2/1/2024	78,000
105,000	6.375%, 12/15/2025	110,409
	ILFC E-Capital Trust II
63,000	4.020%, (H15T30Y + 1.800%), 12/21/2065[b,g]	43,917
	ING Groep NV
80,000	6.000%, 4/16/2020[b,i]	80,728
66,000	4.100%, 10/2/2023	70,066
	International Lease Finance Corporation
76,000	4.625%, 4/15/2021	78,260
76,000	5.875%, 8/15/2022	83,269
	Iron Mountain, Inc.
64,810	6.000%, 8/15/2023	66,340
125,000	4.875%, 9/15/2027[g]	127,835
	J.P. Morgan Chase & Company
57,000	2.818%, (LIBOR 3M + 0.680%), 6/1/2021[b]	57,091
91,000	2.776%, 4/25/2023[b]	92,306
69,000	3.375%, 5/1/2023	71,385
57,000	5.150%, 5/1/2023[b,i]	58,639
71,000	3.513%, (LIBOR 3M + 1.230%), 10/24/2023[b]	72,126
144,000	5.000%, 8/1/2024[b,i]	147,960
69,000	3.875%, 9/10/2024	73,513
141,000	4.023%, 12/5/2024[b]	150,408
	Liberty Mutual Group, Inc.
10,000	5.000%, 6/1/2021[g]	10,377
	Lincoln National Corporation
65,000	6.250%, 2/15/2020	65,900
40,000	4.481%, (LIBOR 3M + 2.358%), 5/17/2066[b]	32,412
	Lloyds Banking Group plc
59,000	2.858%, 3/17/2023[b]	59,190
75,000	3.900%, 3/12/2024	78,490
80,000	6.657%, 5/21/2037[b,g,i]	85,400
	Macquarie Bank, Ltd.
93,000	6.125%, 3/8/2027[b,g,i]	93,581
	Marsh & McLennan Companies, Inc.
55,000	3.875%, 3/15/2024	58,632
	Mitsubishi UFJ Financial Group, Inc.
38,000	2.998%, 2/22/2022	38,662

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (51.6%)	Value
Financials (5.8%) - continued
$52,000	2.623%, 7/18/2022	$52,418
82,000	3.455%, 3/2/2023	84,871
36,000	3.407%, 3/7/2024	37,458
	Mizuho Financial Group, Inc.
52,000	2.721%, 7/16/2023[b]	52,431
	Morgan Stanley
76,000	2.800%, 6/16/2020	76,384
75,000	5.500%, 7/28/2021	79,558
37,000	2.750%, 5/19/2022	37,532
26,000	4.875%, 11/1/2022	27,881
82,000	3.125%, 1/23/2023	84,117
36,000	2.720%, 7/22/2025[b]	36,415
	MPT Operating Partnership, LP
110,000	5.500%, 5/1/2024	112,887
120,000	4.625%, 8/1/2029	123,600
	Park Aerospace Holdings, Ltd.
18,000	4.500%, 3/15/2023[g]	18,626
	PNC Bank NA
75,000	2.450%, 11/5/2020	75,335
	PNC Financial Services Group, Inc.
34,000	3.500%, 1/23/2024	35,923
	Quicken Loans, Inc.
255,000	5.750%, 5/1/2025[g]	262,969
	Realty Income Corporation
57,000	5.750%, 1/15/2021	59,114
	Regions Financial Corporation
35,000	3.200%, 2/8/2021	35,431
42,000	3.800%, 8/14/2023	44,306
	Reinsurance Group of America, Inc.
57,000	4.700%, 9/15/2023	61,596
	Royal Bank of Canada
74,000	2.125%, 3/2/2020	74,050
	Royal Bank of Scotland Group plc
108,000	8.625%, 8/15/2021[b,i]	115,652
34,000	6.125%, 12/15/2022	36,789
34,000	6.100%, 6/10/2023	37,033
220,000	5.125%, 5/28/2024	234,524
81,000	4.269%, 3/22/2025[b]	84,714
	Santander Holdings USA, Inc.
55,000	4.450%, 12/3/2021	57,443
	Santander UK Group Holdings plc
85,000	2.875%, 8/5/2021	85,304
	Simon Property Group, LP
60,000	2.500%, 7/15/2021	60,466
35,000	2.000%, 9/13/2024	34,642
	SITE Centers Corporation
21,000	4.625%, 7/15/2022	21,951
	Societe Generale SA
135,000	8.000%, 9/29/2025[b,g,i]	152,044
	Standard Chartered plc
60,000	2.744%, 9/10/2022[b,g]	60,062
	State Street Capital Trust IV
251,000	3.119%, (LIBOR 3M + 1.000%), 6/15/2047[b]	192,620
	Sumitomo Mitsui Financial Group, Inc.
37,000	2.784%, 7/12/2022	37,551
144,000	2.778%, 10/18/2022	146,169
48,000	2.448%, 9/27/2024	47,968
	SunTrust Banks, Inc.
35,000	2.900%, 3/3/2021	35,364
	Synchrony Financial
15,000	3.517%, (LIBOR 3M + 1.230%), 2/3/2020[b]	15,032
34,000	2.850%, 7/25/2022	34,300

Principal Amount	Long-Term Fixed Income (51.6%)	Value
Financials (5.8%) - continued
$33,000	4.250%, 8/15/2024	$34,817
	Toronto-Dominion Bank
74,000	2.550%, 1/25/2021	74,558
36,000	3.250%, 3/11/2024	37,653
	UBS Group Funding Jersey, Ltd.
74,000	3.000%, 4/15/2021[g]	74,886
	USB Realty Corporation
224,000	3.450%, (LIBOR 3M + 1.147%), 1/15/2022[b,g,i]	191,520
	Ventas Realty, LP
42,000	3.100%, 1/15/2023	43,085
34,000	3.750%, 5/1/2024	35,863
	Wachovia Capital Trust II
50,000	2.803%, (LIBOR 3M + 0.500%), 1/15/2027[b]	46,250
	Wells Fargo & Company
35,000	2.100%, 7/26/2021	34,990
38,000	2.625%, 7/22/2022	38,423
108,000	3.393%, (LIBOR 3M + 1.110%), 1/24/2023[b]	109,185
69,000	4.125%, 8/15/2023	73,213
80,000	3.486%, (LIBOR 3M + 1.230%), 10/31/2023[b]	81,209
36,000	3.750%, 1/24/2024	38,126
	Westpac Banking Corporation
75,000	2.974%, (LIBOR 3M + 0.850%), 8/19/2021[b]	75,812

	Total	12,137,506

Mortgage-Backed Securities (16.0%)
	Federal Home Loan Mortgage Corporation
940,219	3.500%, 8/15/2035, Ser. 345, Class C8[j]	98,861
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,100,000	2.500%, 10/1/2034[e]	3,126,701
2,800,000	3.500%, 10/1/2034[e]	2,896,031
7,852,000	3.000%, 10/1/2034[e]	8,027,136
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,720,000	3.500%, 10/1/2049[e]	5,868,586
13,338,000	3.000%, 10/1/2049[e]	13,541,196

	Total	33,558,511

Technology (1.3%)
	Apple, Inc.
80,000	2.400%, 1/13/2023	81,306
120,000	3.450%, 5/6/2024	127,769
	Baidu, Inc.
40,000	3.000%, 6/30/2020	40,138
	Broadcom Corporation
82,000	2.650%, 1/15/2023	81,924
	CommScope Technologies Finance, LLC
195,000	6.000%, 6/15/2025[g]	175,987
	Dell International, LLC/EMC Corporation
54,000	4.000%, 7/15/2024[g]	56,482
	Diamond 1 Finance Corporation
112,000	5.450%, 6/15/2023[g]	121,959
	Diamond Sports Group, LLC
230,000	6.625%, 8/15/2027[g,l]	238,292

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (51.6%)	Value
Technology (1.3%) - continued
	Equinix, Inc.
$205,000	5.750%, 1/1/2025	$213,467
	Fidelity National Information Services, Inc.
20,000	3.625%, 10/15/2020	20,266
75,000	2.250%, 8/15/2021	75,101
	Fiserv, Inc.
73,000	2.750%, 7/1/2024	74,248
	Global Payments, Inc.
17,000	2.650%, 2/15/2025	17,072
	Harland Clarke Holdings Corporation
120,000	8.375%, 8/15/2022[g]	98,400
	Hewlett Packard Enterprise Company
96,000	3.600%, 10/15/2020	97,235
35,000	2.250%, 4/1/2023	34,898
	Inception Merger Sub, Inc.
175,000	8.625%, 11/15/2024[g]	160,983
	Intel Corporation
60,000	1.700%, 5/19/2021	59,927
35,000	3.100%, 7/29/2022	36,225
	Marvell Technology Group, Ltd.
42,000	4.200%, 6/22/2023	44,025
	Microsoft Corporation
76,000	2.400%, 2/6/2022	77,063
	NCR Corporation
150,000	6.125%, 9/1/2029[g]	158,108
	NXP BV/NXP Funding, LLC
51,000	4.875%, 3/1/2024[g]	55,307
	Oracle Corporation
30,000	2.500%, 5/15/2022	30,379
	Panasonic Corporation
52,000	2.536%, 7/19/2022[g]	52,317
	Plantronics, Inc.
200,000	5.500%, 5/31/2023[g]	200,500
	Seagate HDD Cayman
18,000	4.250%, 3/1/2022	18,543
	SS&C Technologies, Inc.
160,000	5.500%, 9/30/2027[g]	167,204
	Texas Instruments, Inc.
30,000	1.750%, 5/1/2020	29,968

	Total	2,645,093

Transportation (0.5%)
	Air Canada Pass Through Trust
10,515	3.875%, 3/15/2023[g]	10,655
	Boeing Company
70,000	3.100%, 5/1/2026	73,446
	CSX Corporation
34,000	3.700%, 11/1/2023	35,958
	Delta Air Lines, Inc.
57,000	2.875%, 3/13/2020	57,122
	Hertz Corporation
120,000	5.500%, 10/15/2024[g]	120,180
	J.B. Hunt Transport Services, Inc.
35,000	3.300%, 8/15/2022	35,798
	Penske Truck Leasing Company, LP
36,000	3.375%, 2/1/2022[g]	36,743
	Ryder System, Inc.
78,000	3.500%, 6/1/2021	79,688
	Union Pacific Corporation
63,000	3.750%, 7/15/2025	67,860
	United Airlines Pass Through Trust
35,000	3.700%, 12/1/2022	35,966
	United Continental Holdings, Inc.
230,000	4.875%, 1/15/2025	241,983

Principal Amount	Long-Term Fixed Income (51.6%)	Value
Transportation (0.5%) - continued
	XPO Logistics, Inc.
$80,000	6.125%, 9/1/2023[g]	$82,600
150,000	6.750%, 8/15/2024[g]	162,375

	Total	1,040,374

U.S. Government & Agencies (0.1%)
	U.S. Treasury Notes
250,000	1.750%, 6/30/2024	252,158

	Total	252,158

Utilities (1.1%)
	Alabama Power Company
38,000	2.450%, 3/30/2022	38,452
	Ameren Corporation
35,000	2.700%, 11/15/2020	35,182
40,000	2.500%, 9/15/2024	40,203
	Berkshire Hathaway Energy Company
83,000	2.400%, 2/1/2020	83,061
	Calpine Corporation
100,000	6.000%, 1/15/2022[g]	100,335
105,000	5.375%, 1/15/2023	106,313
	CenterPoint Energy, Inc.
40,000	2.500%, 9/1/2022	40,277
34,000	2.500%, 9/1/2024	33,956
	Consolidated Edison, Inc.
38,000	2.000%, 3/15/2020	37,979
	Dominion Energy, Inc.
34,000	2.715%, 8/15/2021	34,222
34,000	3.071%, 8/15/2024	34,794
	DTE Energy Company
54,000	3.300%, 6/15/2022	55,339
53,000	2.529%, 10/1/2024	53,164
	Duke Energy Corporation
80,000	2.400%, 8/15/2022	80,809
63,000	4.875%, 9/16/2024[b,i]	64,449
	Edison International
108,000	2.950%, 3/15/2023	108,232
	Evergy, Inc.
35,000	2.450%, 9/15/2024	34,939
	Eversource Energy
43,000	2.500%, 3/15/2021	43,135
	Exelon Generation Company, LLC
20,000	5.200%, 10/1/2019	20,000
55,000	2.950%, 1/15/2020	55,075
	FirstEnergy Corporation
59,000	2.850%, 7/15/2022	59,898
	Fortis, Inc.
55,000	2.100%, 10/4/2021	54,817
	Georgia Power Company
35,000	2.200%, 9/15/2024	34,594
	NextEra Energy Operating Partners, LP
220,000	3.875%, 10/15/2026[g]	220,000
	NiSource, Inc.
59,000	3.650%, 6/15/2023	61,598
95,000	5.650%, 6/15/2023[b,i]	95,475
	Oncor Electric Delivery Company, LLC
51,000	2.750%, 6/1/2024[g]	52,372
	Pinnacle West Capital Corporation
40,000	2.250%, 11/30/2020	39,973
	PPL Capital Funding, Inc.
69,000	3.950%, 3/15/2024	72,840
	PSEG Power, LLC
75,000	3.000%, 6/15/2021	75,762

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (51.6%)	Value
Utilities (1.1%) - continued
	Public Service Enterprise Group, Inc.
$34,000	2.875%, 6/15/2024	$34,891
	Sempra Energy
15,000	2.400%, 3/15/2020	15,007
	Southern Company
37,000	2.350%, 7/1/2021	37,111
	TerraForm Power Operating, LLC
225,000	5.000%, 1/31/2028[g]	234,000
	TransCanada Trust
165,000	5.875%, 8/15/2076[b]	174,547

	Total	2,362,801

	Total Long-Term Fixed Income (cost $107,368,421)	108,219,597

Shares	Registered Investment Companies (17.0%)	Value
Unaffiliated (2.4%)
6,450	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	78,819
8,511	BlackRock Resources & Commodities Strategy Trust	63,662
20,000	Invesco Senior Loan ETF	451,800
13,800	Invesco Variable Rate Preferred ETF	350,796
3,915	iShares iBoxx $ High Yield Corporate Bond ETF	341,271
6,525	iShares S&P U.S. Preferred Stock Index Fund	244,883
21,822	MFS Intermediate Income Trust	83,360
5,600	SPDR Bloomberg Barclays High Yield Bond ETF[l]	608,944
16,600	Templeton Global Income Fund	101,924
30,925	Vanguard Short-Term Corporate Bond ETF	2,506,471
38,140	Western Asset High Income Opportunity Fund, Inc.	192,607

	Total	5,024,537

Affiliated (14.6%)
3,120,167	Thrivent Core Emerging Markets Debt Fund	30,608,839

	Total	30,608,839

	Total Registered Investment Companies (cost $35,330,510)	35,633,376

Shares	Preferred Stock (0.9%)	Value
Consumer Staples (0.1%)
5,280	CHS, Inc., 7.100%[b,i]	140,501

	Total	140,501

Energy (0.1%)
17,735	Crestwood Equity Partners, LP, 9.250%[i]	163,783
825	Energy Transfer Operating, LP, 7.600%[b,i]	20,905
3,736	Nustar Logistics, LP, 9.037%[b]	96,725

	Total	281,413

Financials (0.7%)
1,870	Agribank FCB, 6.875%[b,i]	200,090
2,400	Allstate Corporation, 5.100%[i]	63,024
2,200	Bank of America Corporation, 5.000%[i]	56,452

Shares	Preferred Stock (0.9%)	Value
Financials (0.7%) - continued
2,500	Capital One Financial Corporation, 5.000%[i,m]	$62,425
1,445	Cobank ACB, 6.250%[b,i]	151,725
220	First Tennessee Bank NA, 3.750%[b,g,i]	160,600
5,000	GMAC Capital Trust I, 7.943%[b]	131,050
1,950	Hartford Financial Services Group, Inc., 7.875%[b]	56,862
3,700	Morgan Stanley, 7.125%[b,i]	106,190
2,000	Regions Financial Corporation, 5.700%[b,i]	56,580
425	Synovus Financial Corporation, 5.875%[b,i]	11,339
213	Wells Fargo & Company, Convertible, 7.500%[i]	324,290

	Total	1,380,627

Real Estate (<0.1%)
1,500	Colony Capital, Inc., 8.750%[i]	37,935

	Total	37,935

	Total Preferred Stock (cost $1,750,307)	1,840,476

Shares	Collateral Held for Securities Loaned (0.5%)	Value
1,072,410	Thrivent Cash Management Trust	1,072,410

	Total Collateral Held for Securities Loaned (cost $1,072,410)	1,072,410

Shares	Common Stock (0.1%)	Value
Energy (0.1%)
5,383	Contura Energy, Inc.[m]	150,509
8,182	Pacific Drilling SAm	31,991

	Total	182,500

Materials (<0.1%)
3,878	Verso Corporation[m]	48,010

	Total	48,010

	Total Common Stock (cost $341,135)	230,510

Shares or Principal Amount	Short-Term Investments (19.7%)	Value
	Federal Home Loan Bank Discount Notes
400,000	1.980%, 11/5/2019[n,o]	399,269
	Thrivent Core Short-Term Reserve Fund
4,097,905	2.230%	40,979,053

	Total Short-Term Investments (cost $41,378,283)	41,378,322

	Total Investments (cost $246,973,382) 117.5%	$246,628,869

	Other Assets and Liabilities, Net (17.5%)	(36,780,734)

	Total Net Assets 100.0%	$209,848,135

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 30, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $36,918,674 or 17.6% of total net assets.

h

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2019.

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	All or a portion of the security is insured or guaranteed.
l	All or a portion of the security is on loan.
m	Non-income producing security.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Portfolio as of September 30, 2019:

Securities Lending Transactions

Long-Term Fixed Income	$470,079
Common Stock	576,322
Total lending	$1,046,401
Gross amount payable upon return of collateral for securities loaned	$1,072,410
Net amounts due to counterparty	$26,009

Definitions:

CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Opportunity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,695,924	–	2,366,056	329,868
Capital Goods	4,433,504	–	4,062,247	371,257
Communications Services	14,813,038	–	13,978,813	834,225
Consumer Cyclical	8,100,514	–	7,273,376	827,138
Consumer Non-Cyclical	10,974,152	–	10,974,152	–
Energy	4,272,614	–	3,966,884	305,730
Financials	8,424,014	–	7,948,825	475,189
Technology	3,595,170	–	3,595,170	–
Utilities	945,248	–	678,976	266,272
Long-Term Fixed Income
Asset-Backed Securities	10,684,775	–	10,684,775	–
Basic Materials	1,604,076	–	1,604,076	–
Capital Goods	3,800,207	–	3,800,207	–
Collateralized Mortgage Obligations	18,628,985	–	18,628,985	–
Communications Services	4,998,558	–	4,998,558	–
Consumer Cyclical	5,743,349	–	5,743,349	–
Consumer Non-Cyclical	5,569,547	–	5,569,547	–
Energy	5,193,657	–	5,193,657	–
Financials	12,137,506	–	12,137,506	–
Mortgage-Backed Securities	33,558,511	–	33,558,511	–
Technology	2,645,093	–	2,645,093	–
Transportation	1,040,374	–	1,040,374	–
U.S. Government & Agencies	252,158	–	252,158	–
Utilities	2,362,801	–	2,362,801	–
Registered Investment Companies
Unaffiliated	5,024,537	5,024,537	–	–
Preferred Stock
Consumer Staples	140,501	140,501	–	–
Energy	281,413	281,413	–	–
Financials	1,380,627	868,212	512,415	–
Real Estate	37,935	37,935	–	–
Common Stock
Energy	182,500	182,500	–	–
Materials	48,010	48,010	–	–
Short-Term Investments	399,269	–	399,269	–
Subtotal Investments in Securities	$173,968,567	$6,583,108	$163,975,780	$3,409,679
Other Investments *	Total
Affiliated Registered Investment Companies	30,608,839
Affiliated Short-Term Investments	40,979,053
Collateral Held for Securities Loaned	1,072,410
Subtotal Other Investments	$72,660,302

Total Investments at Value	$246,628,869

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	38,969	38,969	–	–
Total Asset Derivatives	$38,969	$38,969	$–	$–
Liability Derivatives
Futures Contracts	85,377	85,377	–	–
Total Liability Derivatives	$85,377	$85,377	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
245

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

The following table presents Opportunity Income Plus Portfolio’s futures contracts held as of September 30, 2019. Investments and/or cash totaling $399,269 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	24	December 2019	$3,159,827	($32,327)
CBOT 2-Yr. U.S. Treasury Note	45	December 2019	9,719,787	(22,287)
CBOT 5-Yr. U.S. Treasury Note	22	December 2019	2,638,167	(16,901)
CME Ultra Long Term U.S. Treasury Bond	10	December 2019	1,932,924	(13,862)
Total Futures Long Contracts			$17,450,705	($85,377)
CME E-mini S&P 500 Index	(20)	December 2019	($3,007,857)	$29,357
Ultra 10-Yr. U.S. Treasury Note	(4)	December 2019	(579,237)	9,612
Total Futures Short Contracts			($3,587,094)	$38,969
Total Futures Contracts			$13,863,611	($46,408)

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$25,061	$3,633	$–	$30,609	3,120	14.6%
Total Affiliated Registered Investment Companies	25,061			30,609		14.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	21,502	97,171	77,694	40,979	4,098	19.5
Total Affiliated Short-Term Investments	21,502			40,979		19.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	949	5,391	5,268	1,072	1,072	0.5
Total Collateral Held for Securities Loaned	949			1,072		0.5
Total Value	$47,512			$72,660

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$1,915	–	$939
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	–	–	–	545
Total Income from Affiliated Investments				$1,484
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	2
Total Affiliated Income from Securities Loaned, Net				$2
Total Value	$–	$1,915	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
246

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (93.7%)	Value

Brazil (11.8%)
258,100	Ambev SA	$1,192,678
364,718	Banco Bradesco SA ADR	2,968,805
88,100	BRF SAa	811,251
104,259	Lojas Renner SA	1,263,920
123,768	Multiplan Empreendimentos Imobiliarios SA	858,790
192,570	Petroleo Brasileiro SA	1,275,010
157,312	Vale SA ADR[a]	1,809,088

	Total	10,179,542

Cayman Islands (13.5%)
16,640	Autohome, Inc. ADR[a]	1,383,283
170,000	Budweiser Brewing Company APAC, Ltd.[a,b]	611,659
462,000	China Resources Land, Ltd.	1,935,146
31,122	Huazhu Group, Ltd. ADR	1,027,648
52,800	Sunny Optical Technology (Group) Company, Ltd.	775,044
122,000	Tencent Holdings, Ltd.	5,103,007
77,000	Wuxi Biologics (Cayman), Inc.[a,b]	785,162

	Total	11,620,949

Chile (1.0%)
29,770	Banco Santander Chile SA ADR	833,560

	Total	833,560

China (13.1%)
18,494	58.com, Inc. ADR[a]	911,939
128,100	China International Travel Service Corporation, Ltd.	1,670,322
114,317	Hangzhou Hikvision Digital Technology Company, Ltd.	518,377
9,795	Kweichow Moutai Company, Ltd.	1,579,140
121,400	Midea Group Company, Ltd.	870,362
305,000	Ping An Insurance Company of China, Ltd.	3,505,583
223,600	Sands China, Ltd.	1,010,376
109,882	Shanghai International Airport Company, Ltd.	1,231,437

	Total	11,297,536

Hong Kong (6.3%)
247,400	AIA Group, Ltd.	2,333,241
146,000	China Mobile, Ltd.	1,209,428
224,000	Hang Lung Group, Ltd.	558,175
92,000	Hang Lung Properties, Ltd.	208,793
37,630	Hong Kong Exchanges & Clearing, Ltd.	1,102,937

	Total	5,412,574

India (15.1%)
73,505	Grasim Industries, Ltd.	757,919
8,408	Hero Motocorp, Ltd.	321,204
41,683	Hindustan Unilever, Ltd.	1,166,334
126,506	Housing Development Finance Corporation	3,531,070
445,580	ITC, Ltd.	1,634,826
88,290	Kotak Mahindra Bank, Ltd.	2,050,624
69,331	SBI Life Insurance Company, Ltd.[b]	828,493
57,903	Tata Consultancy Services, Ltd.	1,715,223
16,447	Ultra Tech Cement, Ltd.	1,008,351

	Total	13,014,044

Indonesia (5.6%)
3,306,600	Astra International Tbk PT	1,537,368

Shares	Common Stock (93.7%)	Value

Indonesia (5.6%) - continued
2,596,500	Bank Rakyat Indonesia Persero Tbk PT	$753,932
609,900	Indocement Tunggal Prakarsa Tbk PT	803,753
795,900	PT Bank Central Asia Tbk	1,701,610

	Total	4,796,663

Luxembourg (1.1%)
45,160	Tenaris SA ADR	956,489

	Total	956,489

Mexico (5.0%)
18,300	Fomento Economico Mexicano SAB de CV ADR	1,675,914
63,400	Grupo Aeroportuario del Sureste, SAB de CV	966,646
305,413	Grupo Financiero Banorte SAB de CV ADR	1,646,079

	Total	4,288,639

Netherlands (1.5%)
2,000	ASML Holding NV	496,029
11,225	Prosus NVa	824,009

	Total	1,320,038

Philippines (2.5%)
1,461,900	Ayala Land, Inc.	1,395,240
405,076	Bank of the Philippine Islands	726,999

	Total	2,122,239

Russia (2.9%)
7,479	Lukoil ADR	617,783
45,420	NovaTek PJSC	918,535
284,498	Sberbank of Russia PJSC	996,651

	Total	2,532,969

South Africa (3.0%)
5,578	Massmart Holdings, Ltd.	16,143
130,300	MTN Group, Ltd.	829,068
11,225	Naspers, Ltd.	1,699,569

	Total	2,544,780

South Korea (1.6%)
5,586	LG Chem, Ltd.	1,396,771

	Total	1,396,771

Taiwan (6.4%)
616,499	Taiwan Semiconductor Manufacturing Company, Ltd.	5,475,457

	Total	5,475,457

Thailand (1.4%)
87,900	Siam Cement pcl	1,166,827

	Total	1,166,827

Turkey (1.1%)
107,734	BIM Birlesik Magazalar AS	937,116

	Total	937,116

United States (0.8%)
14,672	Yum China Holding, Inc.	666,549

	Total	666,549

	Total Common Stock (cost $67,673,243)	80,562,742

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Preferred Stock (5.8%)	Value

South Korea (5.8%)
150,889	Samsung Electronics Company, Ltd.	$4,980,708

	Total	4,980,708

	Total Preferred Stock (cost $2,568,970)	4,980,708

Shares	Short-Term Investments (0.9%)

	Thrivent Core Short-Term Reserve Fund
79,903	2.230%	799,033

	Total Short-Term Investments (cost $799,033)	799,033

	Total Investments (cost $71,041,246) 100.4%	$86,342,483

	Other Assets and Liabilities, Net (0.4%)	(339,849)

	Total Net Assets 100.0%	$86,002,634

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $2,225,314 or 2.6% of total net assets.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Communications Services	11,136,294	2,295,222	8,841,072	–
Consumer Discretionary	8,367,749	1,694,197	6,673,552	–
Consumer Staples	10,400,105	1,675,914	8,724,191	–
Energy	3,767,817	956,489	2,811,328	–
Financials	23,803,593	3,802,365	20,001,228	–
Health Care	785,162	–	785,162	–
Industrials	4,133,229	–	4,133,229	–
Information Technology	7,686,709	–	7,686,709	–
Materials	7,461,086	1,809,088	5,651,998	–
Real Estate	3,020,998	–	3,020,998	–

Preferred Stock
Information Technology	4,980,708	–	4,980,708	–
Subtotal Investments in Securities	$85,543,450	$12,233,275	$73,310,175	$–
Other Investments *	Total
Affiliated Short-Term Investments	799,033
Subtotal Other Investments	$799,033

Total Investments at Value	$86,342,483

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Emerging Markets Equity

Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$1,507	$10,746	$11,454	$799	80	0.9%
Total Affiliated Short-Term Investments	1,507			799		0.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	8,462	8,462	–	–	–
Total Collateral Held for Securities Loaned	–			–		–
Total Value	$1,507			$799

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$27
Total Income from Affiliated Investments				$27
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	0
Total Affiliated Income from Securities Loaned, Net				$0
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (99.2%)	Value

Communications Services (16.4%)
6,225	Alphabet, Inc., Class Aa	$7,601,597
6,105	Alphabet, Inc., Class Ca	7,441,995
74,315	Facebook, Inc.[a]	13,234,015
8,306	IAC/InterActiveCorp[a]	1,810,459
219	Match Group, Inc.	15,646
118,300	Tencent Holdings, Ltd.	4,948,243
87,264	Tencent Music Entertainment Group ADR[a]	1,114,361
29,151	Walt Disney Company	3,798,958

	Total	39,965,274

Consumer Discretionary (23.2%)
44,428	Alibaba Group Holding, Ltd. ADR[a]	7,429,694
11,645	Amazon.com, Inc.[a]	20,214,672
35,207	Aptiv plc	3,077,796
1,242	Booking Holdings, Inc.[a]	2,437,562
6,584	Dollar General Corporation	1,046,461
20,614	Dollar Tree, Inc.[a]	2,353,294
66,520	Dollarama, Inc.	2,381,435
14,604	Ferrari NV	2,250,330
30,794	Las Vegas Sands Corporation	1,778,661
6,406	McDonald’s Corporation	1,375,432
1,265	Mercadolibre, Inc.[a]	697,306
45,800	MGM Resorts International	1,269,576
11,888	Netflix, Inc.[a]	3,181,466
31,101	NIKE, Inc.	2,921,006
323	NVR, Inc.[a]	1,200,704
11,312	Restaurant Brands International, Inc.	804,736
549	Ulta Beauty, Inc.[a]	137,607
19,219	Wynn Resorts, Ltd.	2,089,490

	Total	56,647,228

Consumer Staples (0.7%)
22,061	Philip Morris International, Inc.	1,675,092

	Total	1,675,092

Energy (0.6%)
8,500	Concho Resources, Inc.	577,150
7,346	Pioneer Natural Resources Company	923,906

	Total	1,501,056

Financials (2.9%)
46,995	Charles Schwab Corporation	1,965,801
8,794	Chubb, Ltd.	1,419,703
16,807	Intercontinental Exchange, Inc.	1,550,782
694	S&P Global, Inc.	170,016
43,602	TD Ameritrade Holding Corporation	2,036,214

	Total	7,142,516

Health Care (12.2%)
22,676	Alcon, Inc.[a]	1,322,689
7,634	Alexion Pharmaceuticals, Inc.[a]	747,674
8,593	Anthem, Inc.	2,063,179
13,642	Becton, Dickinson and Company	3,450,880
38,616	Centene Corporation[a]	1,670,528
11,930	Cigna Holding Company	1,810,855
14,838	HCA Healthcare, Inc.	1,786,792
7,096	Intuitive Surgical, Inc.[a]	3,831,343
20,710	Stryker Corporation	4,479,573
16,653	UnitedHealth Group, Inc.	3,619,030
21,581	Vertex Pharmaceuticals, Inc.[a]	3,656,253
5,028	Wellcare Health Plans, Inc.[a]	1,303,107

	Total	29,741,903

Industrials (11.3%)
27,677	Boeing Company	10,530,268

Shares	Common Stock (99.2%)	Value

Industrials (11.3%) - continued
6,447	Equifax, Inc.	$906,900
30,023	Fortive Corporation	2,058,377
5,702	Honeywell International, Inc.	964,778
13,498	JB Hunt Transport Services, Inc.	1,493,554
6,807	Linde Public Limited Company	1,318,652
6,422	Northrop Grumman Corporation	2,406,901
9,036	Roper Industries, Inc.	3,222,238
31,220	TransUnion	2,532,254
30,830	Wabtec Corporation	2,215,444

	Total	27,649,366

Information Technology (29.6%)
8,528	Apple, Inc.	1,910,016
10,857	ASML Holding NV GDR	2,697,096
1,847	Atlassian Corporation plc[a]	231,688
42,994	Fidelity National Information Services, Inc.	5,707,883
30,040	Fiserv, Inc.[a]	3,111,844
9,392	Global Payments, Inc.	1,493,328
26,872	Hexagon AB	1,294,427
14,702	Intuit, Inc.	3,909,850
86,673	Marvell Technology Group, Ltd.	2,164,225
31,333	MasterCard, Inc.	8,509,103
105,333	Microsoft Corporation	14,644,447
20,963	PayPal Holdings, Inc.[a]	2,171,557
24,113	Salesforce.com, Inc.[a]	3,579,334
6,202	ServiceNow, Inc.[a]	1,574,378
32,630	Slack Technologies, Inc.[a]	774,310
19,563	Splunk, Inc.[a]	2,305,695
36,086	Symantec Corporation	852,712
8,302	Temenos AG	1,390,170
55,410	Visa, Inc.	9,531,074
15,709	VMware, Inc.	2,357,292
12,092	Workday, Inc.[a]	2,055,156
950	Zoom Video Communications, Inc.[a]	72,390

	Total	72,337,975

Materials (0.3%)
9,543	DuPont de Nemours, Inc.	680,511

	Total	680,511

Real Estate (0.3%)
5,377	Crown Castle International Corporation	747,457

	Total	747,457

Utilities (1.7%)
8,629	NextEra Energy, Inc.	2,010,470
15,480	Sempra Energy	2,285,003

	Total	4,295,473

	Total Common Stock (cost $150,151,655)	242,383,851

Shares	Preferred Stock (0.2%)	Value

Consumer Discretionary (0.2%)
2,943	Airbnb, Inc., Series D, Convertible[a,b]	333,001

	Total	333,001

	Total Preferred Stock (cost $119,819)	333,001

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Short-Term Investments (0.6%)	Value

	Thrivent Core Short-Term Reserve Fund
148,284	2.230%	$1,482,835

	Total Short-Term Investments (cost $1,482,835)	1,482,835

	Total Investments (cost $151,754,309) 100.0%	$244,199,687

	Other Assets and Liabilities, Net <0.1%	106,347

	Total Net Assets 100.0%	$244,306,034

a	Non-income producing security.
b	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	39,965,274	35,017,031	4,948,243	–
Consumer Discretionary	56,647,228	54,265,793	2,381,435	–
Consumer Staples	1,675,092	1,675,092	–	–
Energy	1,501,056	1,501,056	–	–
Financials	7,142,516	7,142,516	–	–
Health Care	29,741,903	28,419,214	1,322,689	–
Industrials	27,649,366	27,649,366	–	–
Information Technology	72,337,975	69,653,378	2,684,597	–
Materials	680,511	680,511	–	–
Real Estate	747,457	747,457	–	–
Utilities	4,295,473	4,295,473	–	–
Preferred Stock
Consumer Discretionary	333,001	–	–	333,001
Subtotal Investments in Securities	$242,716,852	$231,046,887	$11,336,964	$333,001
Other Investments *	Total
Affiliated Short-Term Investments	1,482,835
Subtotal Other Investments	$1,482,835

Total Investments at Value	$244,199,687

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$821	$28,360	$27,698	$1,483	148	0.6%
Total Affiliated Short-Term Investments	821			1,483		0.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	3,645	10,169	13,814	–	–	–
Total Collateral Held for Securities Loaned	3,645			–		–
Total Value	$4,466			$1,483

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$60
Total Income from Affiliated Investments				$60
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	1
Total Affiliated Income from Securities Loaned, Net				$1
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (96.8%)	Value
Biotechnology (13.6%)
2,587	10X Genomics, Inc.[a]	$130,385
5,700	ACADIA Pharmaceuticals, Inc.[a]	205,143
25,180	Acceleron Pharma, Inc.[a]	994,862
4,640	Alexion Pharmaceuticals, Inc.[a]	454,442
15,676	Allakos, Inc.[a]	1,232,604
4,003	Allogene Therapeutics, Inc.[a]	109,102
32,528	Amgen, Inc.	6,294,493
16,192	Arena Pharmaceuticals, Inc.[a]	741,108
10,496	Atreca, Inc.[a]	128,471
7,190	Biogen, Inc.[a]	1,673,976
30,489	BioMarin Pharmaceutical, Inc.[a]	2,054,959
5,200	Blueprint Medicines Corporation[a]	382,044
21,474	Checkpoint Therapeutics, Inc.[a]	53,470
4,639	Eidos Therapeutics, Inc.[a]	166,865
2,752	EXACT Sciences Corporation[a]	248,698
3,300	Galapagos NV ADR[a]	503,778
5,900	Genfit ADR[a]	102,719
7,000	Genmab ASa	1,422,285
21,311	Genmab AS ADR[a]	431,761
40,810	Gilead Sciences, Inc.	2,586,538
2,830	Guardant Health, Inc.[a]	180,639
14,990	Halozyme Therapeutics, Inc.[a]	232,495
14,139	Incyte Corporation[a]	1,049,538
5,450	Mirati Therapeutics, Inc.[a]	424,609
19,700	Neurocrine Biosciences, Inc.[a]	1,775,167
2,364	Principia Biopharma, Inc.[a]	66,759
26,954	Ra Pharmaceuticals, Inc.[a]	637,462
2,240	Sarepta Therapeutics, Inc.[a]	168,717
13,800	Seattle Genetics, Inc.[a]	1,178,520
9,130	Syndax Pharmaceuticals, Inc.[a]	68,201
2,780	Theravance Biopharma, Inc.[a]	54,154
3,887	Urovant Sciences, Ltd.[a]	36,810
22,120	Vertex Pharmaceuticals, Inc.[a]	3,747,570

	Total	29,538,344

Health Care Equipment (37.6%)
167,790	Abbott Laboratories	14,038,989
74,214	Avantor, Inc.[a]	1,090,946
61,710	Baxter International, Inc.	5,397,774
20,370	Becton, Dickinson and Company	5,152,795
220,520	Boston Scientific Corporation[a]	8,972,959
16,000	Cerner Corporation	1,090,720
608,600	ConvaTec Group plc[b]	1,310,741
29,241	Edwards Lifesciences Corporation[a]	6,430,388
19,832	Envista Holdings Corporation[a]	552,916
9,820	Intuitive Surgical, Inc.[a]	5,302,113
23,200	Masimo Corporation[a]	3,451,928
75,620	Medtronic plc	8,213,844
7,700	Nevro Corporation[a]	661,969
18,750	ResMed, Inc.	2,533,312
2,413	SI-BONE, Inc.[a]	42,638
5,102	Silk Road Medical, Inc.[a]	165,968
38,520	Stryker Corporation	8,331,876
11,180	Teleflex, Inc.	3,798,405
21,900	Varian Medical Systems, Inc.[a]	2,608,071
41,300	Wright Medical Group NVa	852,019
12,600	Zimmer Biomet Holdings, Inc.	1,729,602

	Total	81,729,973

Health Care Facilities (1.7%)
19,600	Encompass Health Corporation	1,240,288
21,340	HCA Healthcare, Inc.	2,569,763

	Total	3,810,051

Health Care Services (3.8%)
9,330	Amedisys, Inc.[a]	1,222,323

Shares	Common Stock (96.8%)	Value
Health Care Services (3.8%) - continued
26,019	Cigna Holding Company	$3,949,424
9,400	LHC Group, Inc.[a]	1,067,464
6,640	Quest Diagnostics, Inc.	710,679
20,400	Teladoc Health, Inc.[a]	1,381,488

	Total	8,331,378

Life Sciences Tools & Services (7.7%)
15,020	Agilent Technologies, Inc.	1,150,983
5,900	Charles River Laboratories International, Inc.[a]	780,983
7,600	Illumina, Inc.[a]	2,312,072
14,100	IQVIA Holding, Inc.[a]	2,106,258
29,400	Qiagen NVa	969,318
28,750	Thermo Fisher Scientific, Inc.	8,374,012
93,640	WuXi AppTec Company, Ltd.[b]	1,022,819

	Total	16,716,445

Managed Health Care (12.5%)
21,900	Anthem, Inc.	5,258,190
40,300	Centene Corporation[a]	1,743,378
16,720	Humana, Inc.	4,274,803
72,929	UnitedHealth Group, Inc.	15,848,930

	Total	27,125,301

Pharmaceuticals (19.9%)
13,371	Apellis Pharmaceuticals, Inc.[a]	322,107
43,600	AstraZeneca plc	3,892,985
23,150	AstraZeneca plc ADR	1,031,795
90,790	Bristol-Myers Squibb Company	4,603,961
19,700	Corbus Pharmaceuticals Holdings, Inc.[a]	95,939
7,000	Daiichi Sankyo Company, Ltd.	442,326
37,030	Eli Lilly and Company	4,141,065
115,400	GlaxoSmithKline plc	2,473,541
446,000	Hansoh Pharmaceutical Group Company, Ltd.[a,b]	1,369,951
183,500	Hua Medicine[a,b]	164,356
86,161	Merck & Company, Inc.	7,253,033
10,290	Merck KGaA	1,159,170
4,076	MyoKardia, Inc.[a]	212,563
22,220	Novo Nordisk AS ADR	1,148,774
95,415	Pfizer, Inc.	3,428,261
3,150	Reata Pharmaceuticals, Inc.[a]	252,913
3,900	Roche Holding AG	1,135,542
19,580	Sanofi	1,813,757
25,050	Sanofi ADR	1,160,567
7,188	Tricida, Inc.[a]	221,894
72,000	Wuxi Biologics (Cayman), Inc.[a,b]	734,177
49,170	Zoetis, Inc.	6,126,090

	Total	43,184,767

	Total Common Stock (cost $175,234,485)	210,436,259

Shares	Short-Term Investments (4.1%)	Value

	Thrivent Core Short-Term Reserve Fund
899,462	2.230%	8,994,621

	Total Short-Term Investments (cost $8,994,620)	8,994,621

	Total Investments (cost $184,229,105) 100.9%	$219,430,880

	Other Assets and Liabilities, Net (0.9%)	(1,931,924)

	Total Net Assets 100.0%	$217,498,956

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $4,602,044 or 2.1% of total net assets.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	29,538,344	28,116,059	1,422,285	–
Health Care Equipment	81,729,973	80,419,232	1,310,741	–
Health Care Facilities	3,810,051	3,810,051	–	–
Health Care Services	8,331,378	8,331,378	–	–
Life Sciences Tools & Services	16,716,445	15,693,626	1,022,819	–
Managed Health Care	27,125,301	27,125,301	–	–
Pharmaceuticals	43,184,767	29,998,962	13,185,805	–
Subtotal Investments in Securities	$210,436,259	$193,494,609	$16,941,650	$–
Other Investments *	Total
Affiliated Short-Term Investments	8,994,621
Subtotal Other Investments	$8,994,621

Total Investments at Value	$219,430,880

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Foreign Currency Forward Contracts	218,766	–	218,766	–
Total Asset Derivatives	$218,766	$–	$218,766	$–
Liability Derivatives
Foreign Currency Forward Contracts	83,019	–	83,019	–
Total Liability Derivatives	$83,019	$–	$83,019	$–

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

The following table presents Partner Healthcare Portfolio’s foreign currency forward contracts held as of September 30, 2019.

Foreign Currency Forward Contracts
Counterparty	Currency to Receive	Contracts to Receive	Currency to Deliver	In Exchange for	Settlement Date	Unrealized Appreciation/ (Depreciation)
J.P. Morgan	British Pound	31,000	USD	$38,129	10/10/2019	($210)
Statestreet Bank	British Pound	1,779,839	USD	2,189,162	10/10/2019	(35,605)
RBC Capital Markets	Danish Krone	3,364,461	USD	491,644	10/10/2019	(19,979)
J.P. Morgan	Japanese Yen	41,316,095	USD	382,418	10/10/2019	(7,490)
J.P. Morgan	Swiss Franc	398,303	USD	399,498	10/10/2019	(8,183)
Deutsche Bank	Swiss Franc	175,994	USD	176,522	10/10/2019	(3,653)
Total						($75,120)
Counterparty	Currency to Deliver	Contracts to Deliver	Currency to Receive	In Exchange for	Settlement Date	Unrealized Appreciation/ (Depreciation)
RBC Capital Markets	British Pound	3,121,660	USD	$3,839,571	10/10/2019	$68,036
Statestreet Bank	British Pound	365,344	USD	449,365	10/10/2019	(7,770)
RBC Capital Markets	Danish Krone	10,644,110	USD	1,555,410	10/10/2019	55,914
BNP Paribas	Danish Krone	1,521,174	USD	222,287	10/10/2019	7,730
Statestreet Bank	Danish Krone	1,105,870	USD	161,599	10/10/2019	2,399
Deutsche Bank	Euro	1,955,067	USD	2,132,578	10/10/2019	74,843
J.P. Morgan	Japanese Yen	64,947,642	USD	601,149	10/10/2019	2,752
J.P. Morgan	Swiss Franc	574,297	USD	576,020	10/10/2019	6,963
Total						$210,867

Net Unrealized Appreciation/(Depreciation) on Foreign Currency Forward Contracts						$135,747

Currency:
USD - United States Dollar

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$15,346	$40,261	$46,612	$8,995	899	4.1%
Total Affiliated Short-Term Investments	15,346			8,995		4.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	4,000	15,040	19,040	–	–	–
Total Collateral Held for Securities Loaned	4,000			–		–
Total Value	$19,346			$8,995

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$179
Total Income from Affiliated Investments				$179
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	62
Total Affiliated Income from Securities Loaned, Net				$62
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (99.4%)	Value

Diversified REITs (6.1%)
12,736	American Assets Trust, Inc.	$595,281
42,667	Cousins Properties, Inc.	1,603,852
86,870	Duke Realty Corporation	2,950,974
44,803	Liberty Property Trust	2,299,738
15,963	Spirit Realty Capital, Inc.	763,989
56,627	Store Capital Corporation	2,118,416
118,920	VEREIT, Inc.	1,163,038
10,500	Winthrop Realty Trust Liquidation Escrow[a,b]	2,310
6,900	WP Carey, Inc.	617,550

	Total	12,115,148

Health Care REITs (9.7%)
117,122	HCP, Inc.	4,173,057
29,462	Healthcare Realty Trust, Inc.	986,977
58,825	Healthcare Trust of America, Inc.	1,728,278
47,344	Medical Properties Trust, Inc.	926,049
9,500	Omega Healthcare Investors, Inc.	397,005
43,876	Physicians Realty Trust	778,799
51,215	Ventas, Inc.	3,740,231
74,018	Welltower, Inc.	6,709,732

	Total	19,440,128

Hotel & Resort REITs (4.3%)
28,940	DiamondRock Hospitality Company	296,635
4,363	Hilton Worldwide Holdings, Inc.	406,239
151,551	Host Hotels & Resorts, Inc.	2,620,317
40,447	MGM Growth Properties LLC	1,215,432
39,500	Park Hotels & Resorts, Inc.	986,315
19,674	Pebblebrook Hotel Trust	547,331
41,434	RLJ Lodging Trust	703,964
10,087	Ryman Hospitality Properties	825,217
70,431	Sunstone Hotel Investors, Inc.	967,722

	Total	8,569,172

Industrial REITs (11.0%)
75,285	Americold Realty Trust	2,790,815
6,224	EastGroup Properties, Inc.	778,124
40,496	First Industrial Realty Trust, Inc.	1,602,022
139,059	Prologis, Inc.	11,850,608
42,914	Rexford Industrial Realty, Inc.	1,889,074
7,886	SBA Communications Corporation	1,901,709
23,133	STAG Industrial, Inc.	681,961
9,702	Terreno Realty Corporation	495,675

	Total	21,989,988

Information Technology (0.7%)
17,143	InterXion Holding NVb	1,396,469

	Total	1,396,469

Office REITs (11.3%)
41,172	Alexandria Real Estate Equities, Inc.	6,342,135
36,801	Boston Properties, Inc.	4,771,618
17,007	Corporate Office Properties Trust	506,468
38,690	Douglas Emmett, Inc.	1,657,093
25,312	Highwoods Properties, Inc.	1,137,521
68,176	Hudson Pacific Properties, Inc.	2,281,169
21,108	JBG SMITH Properties	827,645
31,114	Kilroy Realty Corporation	2,423,469
15,441	SL Green Realty Corporation	1,262,302
21,354	Vornado Realty Trust	1,359,609

	Total	22,569,029

Shares	Common Stock (99.4%)	Value

Real Estate Operating Companies (0.3%)
26,037	Essential Properties Realty Trust, Inc.	$596,508

	Total	596,508

Residential REITs (23.3%)
23,753	American Campus Communities, Inc.	1,142,044
104,194	American Homes 4 Rent	2,697,583
33,037	Apartment Investment & Management Company	1,722,549
35,402	AvalonBay Communities, Inc.	7,623,113
29,531	Camden Property Trust	3,278,236
28,465	Equity Lifestyle Properties, Inc.	3,802,924
74,997	Equity Residential	6,469,241
17,185	Essex Property Trust, Inc.	5,613,480
142,267	Invitation Homes, Inc.	4,212,526
20,105	Mid-America Apartment Communities, Inc.	2,613,851
31,427	Sun Communities, Inc.	4,665,338
54,424	UDR, Inc.	2,638,476

	Total	46,479,361

Retail REITs (11.2%)
22,613	Acadia Realty Trust	646,279
15,297	Agree Realty Corporation	1,118,976
53,591	Brixmor Property Group, Inc.	1,087,361
13,195	Federal Realty Investment Trust	1,796,367
38,787	Kimco Realty Corporation	809,873
19,503	Macerich Company	616,100
34,814	National Retail Properties, Inc.	1,963,510
19,477	Realty Income Corporation	1,493,496
48,942	Regency Centers Corporation	3,400,980
47,732	Simon Property Group, Inc.	7,429,486
40,017	SITE Centers Corporation	604,657
13,160	Taubman Centers, Inc.	537,323
27,842	Weingarten Realty Investors	811,037

	Total	22,315,445

Specialized REITs (21.5%)
20,761	American Tower Corporation	4,590,880
6,142	CoreSite Realty Corporation	748,403
22,348	Crown Castle International Corporation	3,106,595
65,572	CubeSmart	2,288,463
28,259	CyrusOne, Inc.	2,235,287
27,235	Digital Realty Trust, Inc.	3,535,375
6,632	EPR Properties	509,735
19,034	Equinix, Inc.	10,978,811
33,470	Extra Space Storage, Inc.	3,909,965
21,759	Four Corners Property Trust, Inc.	615,345
17,709	Gaming and Leisure Properties, Inc.	677,192
13,471	GDS Holdings, Ltd. ADR[b]	539,918
5,558	Life Storage, Inc.	585,869
9,965	National Storage Affiliates Trust	332,532
17,704	Public Storage, Inc.	4,342,260
15,594	QTS Realty Trust, Inc.	801,688
103,320	VICI Properties, Inc.	2,340,198
24,339	Weyerhaeuser Company	674,190

	Total	42,812,706

	Total Common Stock (cost $140,589,989)	198,283,954

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Short-Term Investments (0.3%)	Value

	Thrivent Core Short-Term Reserve Fund
56,074	2.230%	$560,743

	Total Short-Term Investments (cost $560,744)	560,743

	Total Investments (cost $141,150,733) 99.7%	$198,844,697

	Other Assets and Liabilities, Net 0.3%	606,662

	Total Net Assets 100.0%	$199,451,359

a	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
b	Non-income producing security.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified REITs	12,115,148	12,112,838	–	2,310
Health Care REITs	19,440,128	19,440,128	–	–
Hotel & Resort REITs	8,569,172	8,569,172	–	–
Industrial REITs	21,989,988	21,989,988	–	–
Information Technology	1,396,469	1,396,469	–	–
Office REITs	22,569,029	22,569,029	–	–
Real Estate Operating Companies	596,508	596,508	–	–
Residential REITs	46,479,361	46,479,361	–	–
Retail REITs	22,315,445	22,315,445	–	–
Specialized REITs	42,812,706	42,812,706	–	–
Subtotal Investments in Securities	$198,283,954	$198,281,644	$–	$2,310
Other Investments *	Total
Affiliated Short-Term Investments	560,743
Subtotal Other Investments	$560,743

Total Investments at Value	$198,844,697

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$775	$18,700	$18,914	$561	56	0.3%
Total Affiliated Short-Term Investments	775			561		0.3
Total Value	$775			$561

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$16
Total Income from Affiliated Investments				$16
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP GROWTH PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (92.5%)	Value

Communications Services (0.3%)
13,001	ORBCOMM, Inc.[a]	$61,885

	Total	61,885

Consumer Discretionary (14.3%)
1,361	Bright Horizons Family Solutions, Inc.[a]	207,552
702	Burlington Stores, Inc.[a]	140,274
1,633	Children’s Place, Inc.	125,725
8,690	Duluth Holdings, Inc.[a]	73,691
2,915	Five Below, Inc.[a]	367,581
2,442	G-III Apparel Group, Ltd.[a]	62,930
2,274	Grand Canyon Education, Inc.[a]	223,307
5,871	International Game Technology plc	83,427
2,431	Ollie’s Bargain Outlet Holdings, Inc.[a]	142,554
464	Oxford Industries, Inc.	33,269
4,934	Planet Fitness, Inc.[a]	285,531
12,118	Playa Hotels and Resorts NVa	94,884
11,976	Red Rock Resorts, Inc.	243,173
3,768	Texas Roadhouse, Inc.	197,895
781	Vail Resorts, Inc.	177,724
2,591	Wingstop, Inc.	226,142

	Total	2,685,659

Consumer Staples (3.7%)
1,726	Calavo Growers, Inc.	164,281
1,990	Casey’s General Stores, Inc.	320,708
103	Grocery Outlet Holding Corporation[a]	3,572
8,849	Turning Point Brands, Inc.	204,058

	Total	692,619

Energy (1.0%)
9,777	Nine Energy Service, Inc.[a]	60,324
5,969	Talos Energy, Inc.[a]	121,350

	Total	181,674

Financials (7.8%)
4,430	Ameris Bancorp	178,263
4,140	Essent Group, Ltd.	197,354
4,059	Hamilton Lane, Inc.	231,201
1,211	Interactive Brokers Group, Inc.	65,128
2,127	PacWest Bancorp	77,295
4,120	Prosight Global, Inc.[a]	79,763
5,945	Santander Consumer USA Holdings, Inc.	151,657
4,945	Seacoast Banking Corporation of Florida[a]	125,158
22,523	SLM Corporation	198,765
971	Stifel Financial Corporation	55,716
318	SVB Financial Group[a]	66,446
1,034	Western Alliance Bancorp	47,647

	Total	1,474,393

Health Care (20.1%)
3,491	Aerie Pharmaceuticals, Inc.[a]	67,097
2,351	Agios Pharmaceuticals, Inc.[a]	76,173
1,243	Arena Pharmaceuticals, Inc.[a]	56,892
4,286	Axonics Modulation Technologies, Inc.[a]	115,379
1,003	Bio-Techne Corporation	196,257
5,667	Catalent, Inc.[a]	270,089
1,530	Concert Pharmaceuticals, Inc.[a]	8,996
4,509	GenMark Diagnostics, Inc.[a]	27,325
5,718	Halozyme Therapeutics, Inc.[a]	88,686
2,641	Immunomedics, Inc.[a]	35,020
4,966	Inspire Medical Systems, Inc.[a]	303,025
3,067	LHC Group, Inc.[a]	348,289

Shares	Common Stock (92.5%)	Value

Health Care (20.1%) - continued
1,060	Ligand Pharmaceuticals, Inc.[a]	$105,512
8,799	Natera, Inc.[a]	288,607
1,648	Neurocrine Biosciences, Inc.[a]	148,501
958	Nevro Corporation[a]	82,359
1,001	Novocure, Ltd.[a]	74,855
1,711	NuVasive, Inc.[a]	108,443
10,512	Optinose, Inc.[a]	73,584
2,106	Repligen Corporation[a]	161,509
556	Sage Therapeutics, Inc.[a]	78,001
5,517	Tactile Systems Technology, Inc.[a]	233,480
799	Teleflex, Inc.	271,460
2,279	Veeva Systems, Inc.[a]	347,981
9,903	Wright Medical Group NVa	204,299

	Total	3,771,819

Industrials (14.5%)
4,425	Aerojet Rocketdyne Holdings, Inc.[a]	223,507
3,406	ASGN, Inc.[a]	214,101
6,434	Casella Waste Systems, Inc.[a]	276,276
1,450	Granite Construction, Inc.	46,588
5,110	Healthcare Services Group, Inc.	124,122
1,069	Heico Corporation	133,497
3,508	Kratos Defense & Security Solutions, Inc.[a]	65,231
2,988	Mercury Systems, Inc.[a]	242,536
8,283	MRC Global, Inc.[a]	100,473
10,055	Ritchie Brothers Auctioneers, Inc.	401,195
1,680	Saia, Inc.[a]	157,416
2,062	SiteOne Landscape Supply, Inc.[a]	152,629
293	Valmont Industries, Inc.	40,563
1,418	Watsco, Inc.	239,897
8,798	Willdan Group, Inc.[a]	308,634

	Total	2,726,665

Information Technology (29.2%)
1,388	Alteryx, Inc.[a]	149,113
648	Arista Networks, Inc.[a]	154,820
3,115	Avalara, Inc.[a]	209,608
3,361	Blackline, Inc.[a]	160,689
2,020	Cognex Corporation	99,243
2,364	Coupa Software, Inc.[a]	306,304
4,228	Descartes Systems Group, Inc.[a]	170,431
6,235	Dolby Laboratories, Inc.	403,030
5,372	Five9, Inc.[a]	288,691
3,518	Guidewire Software, Inc.[a]	370,727
7,718	Lattice Semiconductor Corporation[a]	141,124
1,543	MKS Instruments, Inc.	142,388
3,913	Monolithic Power Systems, Inc.	608,980
2,666	New Relic, Inc.[a]	163,826
3,896	Nova Measuring Instruments, Ltd.[a]	123,776
2,010	Novanta, Inc.[a]	164,257
4,004	Proofpoint, Inc.[a]	516,716
2,968	Q2 Holdings, Inc.[a]	234,086
2,935	Rogers Corporation[a]	401,244
10,586	SailPoint Technologies Holdings, Inc.[a]	197,852
1,254	Tyler Technologies, Inc.[a]	329,175
4,194	Virtusa Corporation[a]	151,068

	Total	5,487,148

Materials (0.9%)
6,629	Louisiana-Pacific Corporation	162,941

	Total	162,941

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP GROWTH PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (92.5%)	Value

Real Estate (0.7%)
1,034	CoreSite Realty Corporation	$125,993

	Total	125,993

	Total Common Stock (cost $16,963,272)	17,370,796

Shares	Registered Investment Companies (1.6%)	Value

Unaffiliated (1.6%)
3,920	SPDR S&P Biotech ETF	298,900

	Total	298,900

	Total Registered Investment Companies (cost $341,290)	298,900

Shares	Short-Term Investments (5.8%)	Value

	Thrivent Core Short-Term Reserve Fund
109,643	2.230%	1,096,427

	Total Short-Term Investments (cost $1,096,428)	1,096,427

	Total Investments (cost $18,400,990) 99.9%	$18,766,123

	Other Assets and Liabilities, Net 0.1%	14,554

	Total Net Assets 100.0%	$18,780,677

a	Non-income producing security.

Definitions:
ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP GROWTH PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Small Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	61,885	61,885	–	–
Consumer Discretionary	2,685,659	2,685,659	–	–
Consumer Staples	692,619	692,619	–	–
Energy	181,674	181,674	–	–
Financials	1,474,393	1,474,393	–	–
Health Care	3,771,819	3,771,819	–	–
Industrials	2,726,665	2,726,665	–	–
Information Technology	5,487,148	5,487,148	–	–
Materials	162,941	162,941	–	–
Real Estate	125,993	125,993	–	–
Registered Investment Companies
Unaffiliated	298,900	298,900	–	–
Subtotal Investments in Securities	$17,669,696	$17,669,696	$–	$–
Other Investments *	Total
Affiliated Short-Term Investments	1,096,427
Subtotal Other Investments	$1,096,427

Total Investments at Value	$18,766,123

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$357	$10,052	$9,313	$1,096	110	5.8%
Total Affiliated Short-Term Investments	357			1,096		5.8
Total Value	$357			$1,096

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$16
Total Income from Affiliated Investments				$16
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (98.5%)	Value

Communications Services (1.7%)
8,740	ATN International, Inc.	$510,154
40,429	Cincinnati Bell, Inc.[a]	204,975
33,106	Cogent Communications Holdings	1,824,141
57,175	Consolidated Communications Holdings, Inc.	272,153
43,273	E.W. Scripps Company	574,666
84,575	Frontier Communications Corporation[a,b]	73,327
91,074	Gannett Company, Inc.	978,135
76,837	Iridium Communications, Inc.[a]	1,635,091
48,056	New Media Investment Group, Inc.[b]	423,373
36,446	QuinStreet, Inc.[a]	458,855
24,508	Scholastic Corporation	925,422
14,448	Spok Holdings, Inc.	172,509
180,818	Vonage Holdings Corporation[a]	2,043,243

	Total	10,096,044

Consumer Discretionary (13.9%)
50,173	Abercrombie & Fitch Company	782,699
89,739	American Axle & Manufacturing Holdings, Inc.[a]	737,655
12,751	American Public Education, Inc.[a]	284,857
15,373	Asbury Automotive Group, Inc.[a]	1,573,119
29,413	Barnes & Noble Education, Inc.[a]	91,769
30,994	Big Lots, Inc.	759,353
16,257	BJ’s Restaurants, Inc.	631,422
68,993	Bloomin’ Brands, Inc.	1,306,038
22,753	Boot Barn Holdings, Inc.[a]	794,080
22,834	Buckle, Inc.[b]	470,380
33,778	Caleres, Inc.	790,743
74,763	Callaway Golf Company	1,451,150
56,039	Career Education Corporation[a]	890,460
17,363	Cato Corporation	305,762
6,808	Cavco Industries, Inc.[a]	1,307,749
20,799	Century Communities, Inc.[a]	637,073
93,566	Chico’s FAS, Inc.	377,071
12,372	Children’s Place, Inc.[b]	952,520
13,194	Chuy’s Holdings, Inc.[a]	326,683
15,157	Conn’s, Inc.[a,b]	376,803
39,868	Cooper Tire & Rubber Company	1,041,352
13,430	Cooper-Standard Holdings, Inc.[a]	549,018
36,454	Core-Mark Holding Company, Inc.	1,170,720
49,782	Crocs, Inc.[a]	1,381,948
24,438	Dave & Buster’s Entertainment, Inc.	951,860
43,840	Designer Brands, Inc.	750,541
13,647	Dine Brands Global, Inc.	1,035,261
23,174	Dorman Products, Inc.[a]	1,843,260
16,391	El Pollo Loco Holdings, Inc.[a]	179,645
19,435	Ethan Allen Interiors, Inc.	371,209
55,039	Express, Inc.[a]	189,334
17,029	Fiesta Restaurant Group, Inc.[a]	177,442
36,656	Fossil, Inc.[a,b]	458,567
30,510	Fox Factory Holding Corporation[a]	1,898,942
72,243	GameStop Corporation[b]	398,781
59,448	Garrett Motion, Inc.[a]	592,102
11,295	Genesco, Inc.[a]	452,026
26,207	Gentherm, Inc.[a]	1,076,715
34,142	G-III Apparel Group, Ltd.[a]	879,839
13,870	Group 1 Automotive, Inc.	1,280,340
33,886	Guess ?, Inc.	627,908
14,435	Haverty Furniture Companies, Inc.	292,597
14,207	Hibbett Sports, Inc.[a,b]	325,340
16,934	Installed Building Products, Inc.[a]	970,996
22,430	iRobot Corporation[a,b]	1,383,258
237,386	J.C. Penney Company, Inc.[a,b]	211,012
37,220	Kontoor Brands, Inc.	1,306,422

Shares	Common Stock (98.5%)	Value

Consumer Discretionary (13.9%) - continued
37,052	La-Z-Boy, Inc.	$1,244,577
19,884	LCI Industries	1,826,345
15,858	LGI Homes, Inc.[a,b]	1,321,289
21,400	Liquidity Services, Inc.[a]	158,360
17,810	Lithia Motors, Inc.	2,357,688
22,986	Lumber Liquidators Holdings, Inc.[a,b]	226,872
39,412	M.D.C. Holdings, Inc.	1,698,657
22,104	M/I Homes, Inc.[a]	832,216
18,262	Marcus Corporation	675,877
17,330	MarineMax, Inc.[a]	268,268
28,591	Meritage Homes Corporation[a]	2,011,377
64,155	Michaels Companies, Inc.[a,b]	628,077
9,499	Monarch Casino & Resort, Inc.[a]	396,013
26,398	Monro, Inc.	2,085,706
15,106	Motorcar Parts of America, Inc.[a]	255,291
13,252	Movado Group, Inc.	329,445
434,496	Office Depot, Inc.	762,541
13,523	Oxford Industries, Inc.	969,599
16,089	PetMed Express, Inc.[b]	289,924
10,413	Red Robin Gourmet Burgers, Inc.[a]	346,336
19,576	Regis Corporation[a]	395,827
38,808	Rent-A-Center, Inc.	1,000,858
12,704	RHa,b	2,170,224
22,024	Ruth’s Hospitality Group, Inc.	449,620
24,304	Shake Shack, Inc.[a]	2,382,764
7,354	Shoe Carnival, Inc.[b]	238,343
15,144	Shutterstock, Inc.[a]	547,001
41,526	Signet Jewelers, Ltd.	695,976
23,299	Sleep Number Corporation[a]	962,715
19,119	Sonic Automotive, Inc.	600,528
13,015	Stamps.com, Inc.[a]	968,967
15,962	Standard Motor Products, Inc.	774,955
62,032	Steven Madden, Ltd.	2,220,125
17,442	Strategic Education, Inc.	2,370,019
13,198	Sturm, Ruger & Company, Inc.	551,149
40,235	Tailored Brands, Inc.[b]	177,034
18,236	TechTarget, Inc.[a]	410,766
29,127	Tile Shop Holdings, Inc.	92,915
27,239	TopBuild Corporation[a]	2,626,657
38,768	Tupperware Brands Corporation	615,248
11,666	Unifi, Inc.[a]	255,719
11,088	Universal Electronics, Inc.[a]	564,379
18,758	Vera Bradley, Inc.[a]	189,456
46,254	Vista Outdoor, Inc.[a]	286,312
12,557	Vitamin Shoppe, Inc.[a]	81,872
26,255	William Lyon Homes[a]	534,552
23,394	Wingstop, Inc.	2,041,828
25,122	Winnebago Industries, Inc.	963,429
67,738	Wolverine World Wide, Inc.	1,914,276
16,172	Zumiez, Inc.[a]	512,248

	Total	82,924,041

Consumer Staples (4.2%)
25,902	Andersons, Inc.	580,982
352,252	Avon Products, Inc.[a]	1,549,909
52,232	B&G Foods, Inc.	987,707
13,002	Calavo Growers, Inc.[b]	1,237,530
24,064	Cal-Maine Foods, Inc.	961,477
8,292	Central Garden & Pet Company[a]	242,375
32,951	Central Garden & Pet Company, Class Aa	913,567
20,217	Chefs’ Warehouse, Inc.[a]	815,150
3,688	Coca-Cola Consolidated, Inc.	1,120,673
130,902	Darling Ingredients, Inc.[a]	2,504,155
73,449	Dean Foods Company[b]	85,201
24,148	Fresh Del Monte Produce, Inc.	823,688

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (98.5%)	Value

Consumer Staples (4.2%) - continued
13,994	Inter Parfums, Inc.	$979,160
11,826	J & J Snack Foods Corporation	2,270,592
6,986	John B. Sanfilippo & Son, Inc.	674,848
9,404	Medifast, Inc.[b]	974,537
10,551	MGP Ingredients, Inc.	524,174
9,262	National Beverage Corporation[b]	410,862
17,724	PriceSmart, Inc.	1,260,176
5,319	Seneca Foods Corporation[a]	165,847
28,875	SpartanNash Company	341,591
42,138	United Natural Foods, Inc.[a]	485,430
19,841	Universal Corporation	1,087,485
10,257	USANA Health Sciences, Inc.[a]	701,476
91,207	Vector Group, Ltd.	1,086,275
10,908	WD-40 Company	2,002,054

	Total	24,786,921

Energy (3.7%)
101,433	Archrock, Inc.	1,011,287
14,755	Bonanza Creek Energy, Inc.[a]	330,364
52,461	C&J Energy Services, Inc.[a]	562,907
181,513	Callon Petroleum Company[a,b]	787,766
73,538	Carrizo Oil & Gas, Inc.[a]	631,324
21,665	CONSOL Energy, Inc.[a]	338,624
369,812	Denbury Resources, Inc.[a,b]	440,076
51,880	Diamond Offshore Drilling, Inc.[a,b]	288,453
28,768	Dril-Quip, Inc.[a]	1,443,578
15,688	Era Group, Inc.[a]	165,665
23,555	Exterran Corporation[a]	307,628
10,949	Geospace Technologies Corporation[a]	168,286
28,728	Green Plains, Inc.	304,373
10,049	Gulf Island Fabrication, Inc.[a]	53,762
115,914	Gulfport Energy Corporation[a]	314,127
112,329	Helix Energy Solutions Group, Inc.[a]	905,372
88,763	HighPoint Resources Corporation[a]	141,133
47,364	Jagged Peak Energy, Inc.[a]	343,863
16,692	KLX Energy Services Holdings, Inc.[a]	144,302
143,399	Laredo Petroleum Holdings, Inc.[a]	345,592
21,512	Matrix Service Company[a]	368,716
144,393	McDermott International, Inc.[a,b]	291,674
268,572	Nabors Industries, Ltd.	502,230
71,559	Newpark Resources, Inc.[a]	545,280
199,750	Noble Corporation[a]	253,683
48,077	Oil States International, Inc.[a]	639,424
29,181	Par Pacific Holdings, Inc.[a]	667,078
46,791	PDC Energy, Inc.[a]	1,298,450
10,798	Penn Virginia Corporation[a]	313,898
65,427	ProPetro Holding Corporation[a]	594,731
189,035	QEP Resources, Inc.	699,429
165,773	Range Resources Corporation[b]	633,253
30,955	Renewable Energy Group, Inc.[a,b]	464,480
4,450	REX American Resources Corporation[a]	339,668
47,927	Ring Energy, Inc.[a]	78,600
40,919	RPC, Inc.[b]	229,556
13,850	SEACOR Holdings, Inc.[a]	651,919
84,291	SM Energy Company	816,780
193,474	SRC Energy, Inc.[a]	901,589
100,966	TETRA Technologies, Inc.[a]	202,942
58,754	U.S. Silica Holdings, Inc.	561,688
44,347	Unit Corporation[a]	149,893
157,220	Valaris plc[b]	756,228
40,976	Warrior Met Coal, Inc.	799,852
73,083	Whiting Petroleum Corporation[a,b]	586,856

	Total	22,376,379

Shares	Common Stock (98.5%)	Value

Financials (17.3%)
36,417	Ambac Financial Group, Inc.[a]	$711,952
72,288	American Equity Investment Life Holding Company	1,749,370
51,923	Ameris Bancorp	2,089,381
15,333	AMERISAFE, Inc.	1,013,665
113,450	Apollo Commercial Real Estate Finance, Inc.	2,174,836
47,031	ARMOUR Residential REIT, Inc.	787,769
42,329	Axos Financial, Inc.[a]	1,170,397
35,643	Banc of California, Inc.	503,992
27,471	Banner Corporation	1,543,046
34,785	Berkshire Hills Bancorp, Inc.	1,018,853
38,714	Blucora, Inc.[a]	837,771
66,665	Boston Private Financial Holdings, Inc.	776,981
63,432	Brookline Bancorp, Inc.	934,353
102,268	Cadence Bancorporation	1,793,781
75,693	Capstead Mortgage Corporation	556,344
22,890	Central Pacific Financial Corporation	650,076
13,028	City Holding Company	993,385
57,954	Columbia Banking System, Inc.	2,138,503
40,995	Community Bank System, Inc.	2,528,982
22,966	Customers Bancorp, Inc.[a]	476,315
105,784	CVB Financial Corporation	2,207,712
24,640	Dime Community Bancshares, Inc.	527,542
24,800	Donnelley Financial Solutions, Inc.[a]	305,536
27,446	Eagle Bancorp, Inc.	1,224,640
15,946	eHealth, Inc.[a]	1,065,033
25,358	Employers Holdings, Inc.	1,105,102
21,962	Encore Capital Group, Inc.[a,b]	731,884
26,898	Enova International, Inc.[a]	558,133
42,146	EZCORP, Inc.[a]	272,052
172,669	First BanCorp	1,723,237
78,263	First Commonwealth Financial Corporation	1,039,333
78,320	First Financial Bancorp	1,916,882
87,777	First Midwest Bancorp, Inc.	1,709,896
22,440	Flagstar Bancorp, Inc.	838,134
10,575	Franklin Financial Network, Inc.	319,471
68,064	Glacier Bancorp, Inc.	2,753,869
43,584	Granite Point Mortgage Trust, Inc.	816,764
45,241	Great Western Bancorp, Inc.	1,492,953
12,635	Greenhill & Company, Inc.	165,771
24,836	Hanmi Financial Corporation	466,420
5,200	HCI Group, Inc.	218,608
29,305	Heritage Financial Corporation	790,063
19,526	HomeStreet, Inc.[a]	533,450
100,659	Hope Bancorp, Inc.	1,443,450
32,734	Horace Mann Educators Corporation	1,516,566
27,306	Independent Bank Corporation	2,038,393
12,872	INTL FCStone, Inc.[a]	528,524
113,464	Invesco Mortgage Capital. Inc.	1,737,134
24,149	James River Group Holdings, Ltd.	1,237,395
38,803	Legacy Texas Financial Group, Inc.	1,689,095
27,690	Meta Financial Group, Inc.	902,971
24,742	National Bank Holdings Corporation	845,929
34,783	NBT Bancorp, Inc.	1,272,710
208,169	New York Mortgage Trust, Inc.	1,267,749
53,995	NMI Holdings, Inc.[a]	1,417,909
34,439	Northfield Bancorp, Inc.	553,090
79,650	Northwest Bancshares, Inc.	1,305,463
40,798	OFG Bancorp	893,476
136,847	Old National Bancorp	2,354,453
17,350	Opus Bank	377,709
30,712	Oritani Financial Corporation	543,449
47,960	Pacific Premier Bancorp, Inc.	1,495,872

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (98.5%)	Value

Financials (17.3%) - continued
69,767	PennyMac Mortgage Investment Trust	$1,550,920
11,285	Piper Jaffray Companies	851,792
36,080	PRA Group, Inc.[a]	1,219,143
11,063	Preferred Bank	579,480
42,715	ProAssurance Corporation	1,720,133
48,171	Provident Financial Services, Inc.	1,181,635
89,061	Redwood Trust, Inc.	1,461,491
31,671	RLI Corporation	2,942,553
27,454	S&T Bancorp, Inc.	1,002,895
11,664	Safety Insurance Group, Inc.	1,181,913
40,889	Seacoast Banking Corporation of Florida[a]	1,034,901
36,582	ServisFirst Bancshares, Inc.	1,212,693
76,655	Simmons First National Corporation	1,908,709
25,206	Southside Bancshares, Inc.	859,777
18,840	Stewart Information Services Corporation	730,804
63,510	Third Point Reinsurance, Ltd.[a]	634,465
9,837	Tompkins Financial Corporation	798,076
19,156	Triumph Bancorp, Inc.[a]	610,885
77,703	TrustCo Bank Corporation	633,279
62,832	United Community Banks, Inc.	1,781,287
17,144	United Fire Group, Inc.	805,425
16,488	United Insurance Holdings Corporation	230,667
24,971	Universal Insurance Holdings, Inc.	748,880
38,683	Veritex Holdings, Inc.	938,643
5,187	Virtus Investment Partners, Inc.	573,527
58,062	Waddell & Reed Financial, Inc.[b]	997,505
22,616	Walker & Dunlop, Inc.	1,264,913
21,439	Westamerica Bancorporation	1,333,077
94,703	WisdomTree Investments, Inc.	494,823
5,062	World Acceptance Corporation[a]	645,456

	Total	102,583,321

Health Care (12.0%)
38,201	Acorda Therapeutics, Inc.[a]	109,637
10,444	Addus HomeCare Corporation[a]	828,000
75,645	Akorn, Inc.[a]	287,451
26,997	AMAG Pharmaceuticals, Inc.[a,b]	311,815
37,075	AMN Healthcare Services, Inc.[a]	2,134,037
27,392	Amphastar Pharmaceuticals, Inc.[a]	543,183
29,827	AngioDynamics, Inc.[a]	549,413
7,387	ANI Pharmaceuticals, Inc.[a]	538,365
10,951	Anika Therapeutics, Inc.[a]	601,100
75,659	Arrowhead Research Corporation[a,b]	2,132,071
51,353	Assertio Therapeutics, Inc.[a]	65,732
26,992	Biotelemetry, Inc.[a]	1,099,384
26,766	Cambrex Corporation[a]	1,592,577
27,968	Cardiovascular Systems, Inc.[a]	1,329,039
22,389	Care.com, Inc.[a]	233,965
93,349	Community Health Systems, Inc.[a,b]	336,056
9,923	Computer Programs and Systems, Inc.	224,359
22,480	CONMED Corporation	2,161,452
81,299	Corcept Therapeutics, Inc.[a]	1,149,161
7,247	CorVel Corporation[a]	548,598
29,026	Cross Country Healthcare, Inc.[a]	298,968
29,793	CryoLife, Inc.[a]	808,880
11,167	Cutera, Inc.[a]	326,411
46,359	Cytokinetics, Inc.[a]	527,565
45,460	Diplomat Pharmacy, Inc.[a]	222,754
8,036	Eagle Pharmaceuticals, Inc.[a]	454,597
34,849	Emergent Biosolutions, Inc.[a]	1,821,906
12,739	Enanta Pharmaceuticals, Inc.[a]	765,359

Shares	Common Stock (98.5%)	Value

Health Care (12.0%) - continued
160,408	Endo International plc[a]	$514,910
39,784	Ensign Group, Inc.	1,886,955
17,171	Genomic Health, Inc.[a]	1,164,537
20,513	HealthStream, Inc.[a]	531,082
5,578	Heska Corporation[a]	395,313
69,407	HMS Holdings Corporation[a]	2,392,112
53,112	Innoviva, Inc.[a]	559,800
14,392	Inogen, Inc.[a]	689,521
25,939	Integer Holdings Corporation[a]	1,959,951
26,661	Invacare Corporation	199,957
26,647	Lannett Company, Inc.[a]	298,446
30,960	Lantheus Holdings, Inc.[a]	776,012
12,931	LeMaitre Vascular, Inc.	441,982
23,533	LHC Group, Inc.[a]	2,672,407
33,369	Luminex Corporation	689,070
17,255	Magellan Health Services, Inc.[a]	1,071,536
58,634	Medicines Company[a,b]	2,931,700
21,556	Medpace Holdings, Inc.[a]	1,811,566
34,125	Meridian Bioscience, Inc.	323,846
43,978	Merit Medical Systems, Inc.[a]	1,339,570
3,183	Mesa Laboratories, Inc.	756,822
78,428	Momenta Pharmaceuticals, Inc.[a]	1,016,427
58,849	Myriad Genetics, Inc.[a]	1,684,847
27,128	Natus Medical, Inc.[a]	863,756
41,671	Neogen Corporation[a]	2,838,212
82,521	NeoGenomics, Inc.[a]	1,577,802
38,435	NextGen Healthcare, Inc.[a]	602,276
33,098	Omnicell, Inc.[a]	2,391,992
49,525	OraSure Technologies, Inc.[a]	369,952
15,121	Orthifix Medical, Inc.[a]	801,715
50,012	Owens & Minor, Inc.	290,570
33,002	Pacira Pharmaceuticals, Inc.[a]	1,256,386
16,291	Phibro Animal Health Corporation	347,487
67,902	Progenics Pharmaceuticals, Inc.[a]	343,245
9,175	Providence Service Corporation[a]	545,546
24,858	REGENXBIO, Inc.[a]	884,945
86,206	Select Medical Holdings Corporation[a]	1,428,433
89,670	Spectrum Pharmaceuticals, Inc.[a]	743,813
41,674	Supernus Pharmaceuticals, Inc.[a]	1,145,202
10,828	Surmodics, Inc.[a]	495,273
15,620	Tabula Rasa HealthCare, Inc.[a,b]	858,163
15,071	Tactile Systems Technology, Inc.[a]	637,805
34,205	Tivity Health, Inc.[a]	568,829
10,189	U.S. Physical Therapy, Inc.	1,330,174
42,281	Vanda Pharmaceuticals, Inc.[a]	561,492
30,615	Varex Imaging Corporation[a]	873,752
39,139	Xencor, Inc.[a,b]	1,320,158

	Total	71,187,182

Industrials (18.1%)
20,663	A. Schulman, Inc. CVR[a,c]	14,257
32,293	AAON, Inc.	1,483,540
26,213	AAR Corporation	1,080,238
52,771	ABM Industries, Inc.	1,916,643
43,460	Actuant Corporation	953,512
24,547	Aegion Corporation[a]	524,815
57,511	Aerojet Rocketdyne Holdings, Inc.[a]	2,904,881
17,104	Aerovironment, Inc.[a]	916,090
7,732	Alamo Group, Inc.	910,211
24,357	Albany International Corporation	2,196,027
10,494	Allegiant Travel Company	1,570,532
12,368	American Woodmark Corporation[a]	1,099,639
21,071	Apogee Enterprises, Inc.	821,558
30,667	Applied Industrial Technologies, Inc.	1,741,886
20,277	ArcBest Corporation	617,435
38,446	Arcosa, Inc.	1,315,238

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (98.5%)	Value

Industrials (18.1%) - continued
18,014	Astec Industries, Inc.	$560,235
20,681	Atlas Air Worldwide Holdings, Inc.[a]	521,782
20,779	AZZ, Inc.	905,133
37,796	Barnes Group, Inc.	1,948,006
39,299	Brady Corporation	2,084,812
33,817	Briggs & Stratton Corporation	204,931
28,436	Chart Industries, Inc.[a]	1,773,269
15,948	CIRCOR International, Inc.[a]	598,847
29,282	Comfort Systems USA, Inc.	1,295,143
24,773	Cubic Corporation	1,744,762
12,841	DXP Enterprises, Inc.[a]	445,840
21,677	Echo Global Logistics, Inc.[a]	490,984
16,611	Encore Wire Corporation	934,867
16,362	EnPro Industries, Inc.	1,123,251
20,643	ESCO Technologies, Inc.	1,642,357
41,252	Exponent, Inc.	2,883,515
47,955	Federal Signal Corporation	1,570,047
8,402	Forrester Research, Inc.	270,040
22,496	Forward Air Corporation	1,433,445
30,559	Franklin Electric Company, Inc.	1,461,026
29,828	FTI Consulting, Inc.[a]	3,161,470
25,604	Gibraltar Industries, Inc.[a]	1,176,248
33,084	GMS, Inc.[a]	950,172
25,982	Greenbrier Companies, Inc.	782,578
33,839	Griffon Corporation	709,604
63,786	Harsco Corporation[a]	1,209,383
37,574	Hawaiian Holdings, Inc.	986,693
37,127	Heartland Express, Inc.	798,602
15,247	Heidrick & Struggles International, Inc.	416,243
49,792	Hillenbrand, Inc.	1,537,577
26,552	Hub Group, Inc.[a]	1,234,668
14,666	Insteel Industries, Inc.	301,093
46,428	Interface, Inc.	670,420
25,158	John Bean Technologies Corporation	2,501,460
22,147	Kaman Corporation	1,316,861
26,351	Kelly Services, Inc.	638,221
44,476	Korn Ferry	1,718,553
8,570	Lindsay Corporation[b]	795,724
14,092	Lydall, Inc.[a]	351,032
31,061	Marten Transport, Ltd.	645,448
34,051	Matson, Inc.	1,277,253
25,019	Matthews International Corporation	885,422
44,071	Mercury Systems, Inc.[a]	3,577,243
35,512	Mobile Mini, Inc.	1,308,972
25,825	Moog, Inc.	2,094,924
45,024	Mueller Industries, Inc.	1,291,288
13,305	MYR Group, Inc.[a]	416,313
4,037	National Presto Industries, Inc.	359,656
30,427	Navigant Consulting, Inc.	850,435
17,827	Patrick Industries, Inc.[a]	764,422
46,650	PGT Innovations, Inc.[a]	805,646
136,779	Pitney Bowes, Inc.	625,080
7,039	Powell Industries, Inc.	275,577
21,359	Proto Labs, Inc.[a]	2,180,754
26,349	Quanex Building Products Corporation	476,390
56,578	R.R. Donnelley & Sons Company	213,299
28,546	Raven Industries, Inc.	955,149
23,952	Resources Connection, Inc.	406,944
20,584	Saia, Inc.[a]	1,928,721
32,302	Simpson Manufacturing Company, Inc.	2,240,790
40,458	SkyWest, Inc.	2,322,289
34,936	SPX Corporation[a]	1,397,789
33,819	SPX FLOW, Inc.[a]	1,334,498

Shares	Common Stock (98.5%)	Value

Industrials (18.1%) - continued
9,896	Standex International Corporation	$721,814
24,153	Team, Inc.[a,b]	435,962
14,553	Tennant Company	1,028,897
40,423	Titan International, Inc.	109,142
39,775	Triumph Group, Inc.	910,052
31,838	TrueBlue, Inc.[a]	671,782
17,551	U.S. Ecology, Inc.	1,122,211
12,202	UniFirst Corporation	2,380,854
48,905	Universal Forest Products, Inc.	1,950,331
10,217	Veritiv Corporation[a]	184,723
16,224	Viad Corporation	1,089,442
14,503	Vicor Corporation[a]	428,129
43,269	Wabash National Corporation	627,833
21,962	Watts Water Technologies, Inc.	2,058,498

	Total	107,569,368

Information Technology (14.0%)
93,297	3D Systems Corporation[a,b]	760,371
78,890	8x8, Inc.[a]	1,634,601
38,372	ADTRAN, Inc.	435,330
30,439	Advanced Energy Industries, Inc.[a]	1,747,503
16,178	Agilysys, Inc.[a]	414,319
28,894	Alarm.com Holdings, Inc.[a]	1,347,616
23,848	Anixter International, Inc.[a]	1,648,374
15,171	Applied Optoelectronics, Inc.[a,b]	170,219
59,639	Arlo Technologies, Inc.[a]	203,369
25,689	Axcelis Technologies, Inc.[a]	439,025
23,133	Badger Meter, Inc.	1,242,242
8,090	Bel Fuse, Inc.	121,593
29,897	Benchmark Electronics, Inc.	868,807
30,239	Bottomline Technologies (de), Inc.[a]	1,189,905
57,386	Brooks Automation, Inc.	2,125,004
23,071	Cabot Microelectronics Corporation	3,257,856
26,861	CalAmp Corporation[a]	309,439
29,153	Cardtronics, Inc.[a]	881,587
17,591	CEVA, Inc.[a]	525,267
32,688	Cohu, Inc.	441,451
19,200	Comtech Telecommunications Corporation	624,000
26,227	CSG Systems International, Inc.	1,355,411
25,957	CTS Corporation	839,969
29,644	Daktronics, Inc.	218,921
60,979	Diebold Nixdorf, Inc.[a]	682,965
22,228	Digi International, Inc.[a]	302,745
32,820	Diodes, Inc.[a]	1,317,723
18,213	DSP Group, Inc.[a]	256,530
17,664	Ebix, Inc.[b]	743,654
10,731	ePlus, Inc.[a]	816,522
47,436	EVERTEC, Inc.	1,480,952
27,154	ExlService Holdings, Inc.[a]	1,818,232
95,962	Extreme Networks, Inc.[a]	698,124
29,286	Fabrinet[a]	1,531,658
13,857	FARO Technologies, Inc.[a]	669,986
59,818	FormFactor, Inc.[a]	1,115,307
71,224	Harmonic, Inc.[a]	468,654
17,858	Ichor Holdings, Ltd.[a]	431,806
163	II-VI, Inc.[a]	5,739
28,515	Insight Enterprises, Inc.[a]	1,588,000
27,904	Itron, Inc.[a]	2,063,780
46,412	KEMET Corporation	843,770
68,052	Knowles Corporation[a]	1,384,178
50,381	Kulicke and Soffa Industries, Inc.	1,182,946
48,421	LivePerson, Inc.[a,b]	1,728,630
21,350	ManTech International Corporation	1,524,603
51,369	MaxLinear, Inc.[a]	1,149,638
29,471	Methode Electronics, Inc.	991,404

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (98.5%)	Value

Information Technology (14.0%) - continued
6,559	MicroStrategy, Inc.[a]	$973,159
32,990	Monotype Imaging Holdings, Inc.	653,532
14,378	MTS Systems Corporation	794,384
18,741	Nanometrics, Inc.[a]	611,331
24,721	NETGEAR, Inc.[a]	796,511
53,203	NIC, Inc.	1,098,642
25,959	OneSpan, Inc.[a]	376,405
13,498	OSI Systems, Inc.[a]	1,370,857
15,471	Park Aerospace Corporation	271,671
22,293	PDF Solutions, Inc.[a]	291,369
26,094	Perficient, Inc.[a]	1,006,707
53,847	Photronics, Inc.[a]	585,855
23,265	Plexus Corporation[a]	1,454,295
23,305	Power Integrations, Inc.	2,107,471
35,574	Progress Software Corporation	1,353,946
26,813	Qualys, Inc.[a]	2,026,258
88,296	Rambus, Inc.[a]	1,158,885
14,747	Rogers Corporation[a]	2,016,062
24,823	Rudolph Technologies, Inc.[a]	654,334
55,170	Sanmina Corporation[a]	1,771,509
20,055	ScanSource, Inc.[a]	612,680
10,453	SMART Global Holdings, Inc.[a]	266,342
38,116	Solaredge Technology, Ltd.[a]	3,191,072
27,716	SPS Commerce, Inc.[a]	1,304,592
30,733	Sykes Enterprises, Inc.[a]	941,659
100,235	TiVo Corp	763,290
11,449	TTEC Holdings, Inc.	548,178
77,952	TTM Technologies, Inc.[a]	950,625
31,334	Ultra Clean Holdings, Inc.[a]	458,573
40,981	Unisys Corporation[a]	304,489
38,583	Veeco Instruments, Inc.[a]	450,649
181,837	Viavi Solutions, Inc.[a]	2,546,627
24,033	Virtusa Corporation[a]	865,669
39,403	Xperi Corporation	814,854

	Total	82,992,207

Materials (4.5%)
22,101	AdvanSix, Inc.[a]	568,438
251,385	AK Steel Holding Corporation[a]	570,644
20,909	American Vanguard Corporation	328,271
25,709	Balchem Corporation	2,550,076
31,089	Boise Cascade Company	1,013,190
39,626	Century Aluminum Company[a]	262,918
13,221	Clearwater Paper Corporation[a]	279,228
11,637	DMC Global, Inc.[b]	511,795
65,505	Ferro Corporation[a]	776,889
20,728	FutureFuel Corporation	247,492
42,728	GCP Applied Technologies, Inc.[a]	822,514
40,457	H.B. Fuller Company	1,883,678
7,542	Hawkins, Inc.	320,535
10,053	Haynes International, Inc.	360,300
15,751	Innophos Holdings, Inc.	511,277
19,455	Innospec, Inc.	1,734,219
12,715	Kaiser Aluminum Corporation	1,258,404
16,504	Koppers Holdings, Inc.[a]	482,082
25,193	Kraton Performance Polymers, Inc.[a]	813,482
115,989	Livent Corporation[a]	775,966
16,428	LSB Industries, Inc.[a]	85,097
16,254	Materion Corporation	997,345
31,809	Mercer International, Inc.	398,885
28,393	Myers Industries, Inc.	501,136
13,397	Neenah, Inc.	872,413
7,339	Olympic Steel, Inc.	105,682
35,350	PH Glatfelter Company	544,036
10,247	Quaker Chemical Corporation	1,620,461
39,577	Rayonier Advanced Materials, Inc.	171,368

Shares	Common Stock (98.5%)	Value

Materials (4.5%) - continued
24,549	Schweitzer-Mauduit International, Inc.	$919,115
15,951	Stepan Company	1,548,204
71,939	SunCoke Energy, Inc.[a]	405,736
31,541	TimkenSteel Corporation[a]	198,393
19,611	Tredegar Corporation	382,807
31,942	Trinseo SA	1,371,909
12,702	US Concrete, Inc.[a]	702,167

	Total	26,896,152

Real Estate (6.8%)
67,102	Acadia Realty Trust	1,917,775
33,345	Agree Realty Corporation	2,439,187
37,962	American Assets Trust, Inc.	1,774,344
41,910	Armada Hoffler Properties, Inc.	758,152
75,925	CareTrust REIT, Inc.	1,784,617
139,319	CBL & Associates Properties, Inc.	179,722
69,180	Cedar Realty Trust, Inc.	207,540
37,393	Chatham Lodging Trust	678,683
14,495	Community Healthcare Trust, Inc.	645,752
159,067	DiamondRock Hospitality Company	1,630,437
56,590	Easterly Government Properties, Inc.	1,205,367
54,362	Four Corners Property Trust, Inc.	1,537,357
85,201	Franklin Street Properties Corporation	720,800
27,243	Getty Realty Corporation	873,411
67,338	Global Net Lease, Inc.	1,313,091
28,954	Hersha Hospitality Trust	430,836
71,686	Independence Realty Trust, Inc.	1,025,827
8,982	Innovative Industrial Properties, Inc.	829,667
46,924	iSTAR Financial, Inc.	612,358
66,728	Kite Realty Group Trust	1,077,657
196,860	Lexington Realty Trust	2,017,815
31,585	LTC Properties, Inc.	1,617,784
18,636	Marcus and Millichap, Inc.[a]	661,392
47,114	National Storage Affiliates Trust	1,572,194
38,228	Office Properties Income Trust	1,171,306
47,833	Pennsylvania REIT	273,605
14,259	RE/MAX Holdings, Inc.	458,569
91,148	Realogy Holdings Corporation[b]	608,869
90,827	Retail Opportunity Investments Corporation	1,655,776
63,850	RPT Realty	865,167
9,298	Saul Centers, Inc.	506,834
83,529	Summit Hotel Properties, Inc.	968,936
10,056	Universal Health Realty Income Trust	1,033,757
23,751	Urstadt Biddle Properties, Inc.	562,899
149,448	Washington Prime Group, Inc.	618,715
63,631	Washington REIT	1,740,944
31,948	Whitestone REIT	439,604
89,500	Xenia Hotels & Resorts, Inc.	1,890,240

	Total	40,306,986

Utilities (2.3%)
29,265	American States Water Company	2,629,753
52,568	Avista Corporation	2,546,394
38,250	California Water Service Group	2,024,573
32,473	El Paso Electric Company	2,178,289
24,189	Northwest Natural Holding Company	1,725,643
73,409	South Jersey Industries, Inc.	2,415,890

	Total	13,520,542

	Total Common Stock (cost $505,818,201)	585,239,143

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Collateral Held for Securities Loaned (4.7%)	Value

27,869,978	Thrivent Cash Management Trust	$27,869,978

	Total Collateral Held for Securities Loaned (cost $27,869,978)	27,869,978

Shares	Registered Investment Companies (1.3%)	Value

Unaffiliated (1.3%) 99,575	iShares Core S&P Small-Cap ETF	7,750,918

	Total	7,750,918

	Total Registered Investment Companies (cost $7,607,376)	7,750,918

Shares or Principal Amount	Short-Term Investments (0.3%)	Value

	Federal Home Loan Bank Discount Notes
200,000	1.995%, 10/30/2019[d,e]	199,697
	Thrivent Core Short-Term Reserve Fund
141,915	2.230%	1,419,150

	Total Short-Term Investments (cost $1,618,829)	1,618,847

	Total Investments (cost $542,914,384) 104.8%	$622,478,886

	Other Assets and Liabilities, Net (4.8%)	(28,676,025)

	Total Net Assets 100.0%	$593,802,861

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of September 30, 2019:

Securities Lending Transactions
Common Stock	$27,309,502
Total lending	$27,309,502
Gross amount payable upon return of collateral for securities loaned	$27,869,978
Net amounts due to counterparty	$560,476

Definitions:
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	10,096,044	10,096,044	–	–
Consumer Discretionary	82,924,041	82,924,041	–	–
Consumer Staples	24,786,921	24,786,921	–	–
Energy	22,376,379	22,376,379	–	–
Financials	102,583,321	102,583,321	–	–
Health Care	71,187,182	71,187,182	–	–
Industrials	107,569,368	107,555,111	–	14,257
Information Technology	82,992,207	82,992,207	–	–
Materials	26,896,152	26,896,152	–	–
Real Estate	40,306,986	40,306,986	–	–
Utilities	13,520,542	13,520,542	–	–
Registered Investment Companies
Unaffiliated	7,750,918	7,750,918	–	–
Short-Term Investments	199,697	–	199,697	–
Subtotal Investments in Securities	$593,189,758	$592,975,804	$199,697	$14,257
Other Investments *	Total
Affiliated Short-Term Investments	1,419,150
Collateral Held for Securities Loaned	27,869,978
Subtotal Other Investments	$29,289,128

Total Investments at Value	$622,478,886

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	34,344	34,344	–	–
Total Liability Derivatives	$34,344	$34,344	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Small Cap Index Portfolio’s futures contracts held as of September 30, 2019. Investments and/or cash totaling $99,849 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME E-mini Russell 2000 Index	11	December 2019	$873,094	($34,344)
Total Futures Long Contracts			$873,094	($34,344)
Total Futures Contracts			$873,094	($34,344)

Reference Description:
CME	-	Chicago Mercantile Exchange

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$504	$63,107	$62,192	$1,419	142	0.3%
Total Affiliated Short-Term Investments	504			1,419		0.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	18,790	102,742	93,662	27,870	27,870	4.7
Total Collateral Held for Securities Loaned	18,790			27,870		4.7
Total Value	$19,294			$29,289

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$17
Total Income from Affiliated Investments				$17
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	74
Total Affiliated Income from Securities Loaned, Net				$74
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (90.9%)	Value

Consumer Discretionary (6.5%)
104,776	Children’s Place, Inc.[a]	$8,066,704
211,366	Crocs, Inc.[b]	5,867,520
107,396	G-III Apparel Group, Ltd.[b]	2,767,595
133,974	Movado Group, Inc.	3,330,593
75,324	Oxford Industries, Inc.	5,400,731
405,587	Red Rock Resorts, Inc.	8,235,444
140,998	Zumiez, Inc.[b]	4,466,112

	Total	38,134,699

Consumer Staples (6.3%)
44,503	Casey’s General Stores, Inc.	7,172,104
750,764	Cott Corporation	9,362,027
262,765	Hain Celestial Group, Inc.[b]	5,642,878
78,740	John B. Sanfilippo & Son, Inc.	7,606,284
931,530	SunOpta, Inc.[b]	1,676,754
237,046	Turning Point Brands, Inc.	5,466,281

	Total	36,926,328

Energy (2.7%)
1,162,477	Euronav NV	10,694,788
279,908	Nine Energy Service, Inc.[b]	1,727,032
154,793	Talos Energy, Inc.[b]	3,146,942

	Total	15,568,762

Financials (22.8%)
44,800	Argo Group International Holdings, Ltd.	3,146,752
275,013	Assured Guaranty, Ltd.	12,227,078
52,086	BOK Financial Corporation	4,122,607
205,019	Bridgewater Bancshares, Inc.[b]	2,447,927
120,772	Cohen & Steers, Inc.	6,634,006
160,632	First Interstate BancSystem, Inc.	6,463,832
58,850	Hamilton Lane, Inc.	3,352,096
131,784	Heartland Financial USA, Inc.	5,896,016
558,829	Heritage Commerce Corporation	6,569,035
125,051	Horace Mann Educators Corporation	5,793,613
66,218	Houlihan Lokey, Inc.	2,986,432
143,087	IBERIABANK Corporation	10,808,792
54,190	Kemper Corporation	4,224,110
355,733	PCSB Financial Corporation	7,111,103
50,325	Primerica, Inc.	6,402,850
243,824	Prosight Global, Inc.[b]	4,720,433
278,987	Santander Consumer USA Holdings, Inc.	7,116,958
269,376	Seacoast Banking Corporation of Florida[b]	6,817,906
817,506	SLM Corporation	7,214,490
117,707	State Auto Financial Corporation	3,812,530
310,555	Synovus Financial Corporation	11,105,447
160,503	United Community Banks, Inc.	4,550,260

	Total	133,524,273

Health Care (7.4%)
85,129	Catalent, Inc.[b]	4,057,248
217,769	Halozyme Therapeutics, Inc.[b]	3,377,597
63,670	LHC Group, Inc.[b]	7,230,365
35,093	Neurocrine Biosciences, Inc.[b]	3,162,230
270,930	Optinose, Inc.[a,b]	1,896,510
34,262	PerkinElmer, Inc.	2,918,095
190,085	Syneos Health, Inc.[b]	10,114,423
493,483	Wright Medical Group NVb	10,180,554

	Total	42,937,022

Industrials (16.9%)
141,819	AGCO Corporation	10,735,698
208,605	Altra Industrial Motion Corporation	5,777,315

Shares	Common Stock (90.9%)	Value

Industrials (16.9%) - continued
204,229	Arcosa, Inc.	$6,986,674
155,518	ASGN, Inc.[b]	9,775,862
82,115	Curtiss-Wright Corporation	10,623,218
150,935	Encore Wire Corporation	8,494,622
58,572	Granite Construction, Inc.	1,881,918
201,013	MRC Global, Inc.[b]	2,438,288
518,615	Primoris Services Corporation	10,170,040
133,629	Raven Industries, Inc.	4,471,226
230,224	Ritchie Brothers Auctioneers, Inc.	9,185,938
55,003	Saia, Inc.[b]	5,153,781
70,619	Valmont Industries, Inc.	9,776,494
33,036	Waste Connections, Inc.	3,039,312

	Total	98,510,386

Information Technology (15.1%)
62,413	Advanced Energy Industries, Inc.[b]	3,583,130
19,579	Arista Networks, Inc.[b]	4,677,815
120,236	Blackline, Inc.[b]	5,748,483
260,667	Ciena Corporation[b]	10,225,966
88,827	Computer Services, Inc.	4,041,629
201,582	Dolby Laboratories, Inc.	13,030,260
166,171	Lattice Semiconductor Corporation[b]	3,038,437
26,347	Monolithic Power Systems, Inc.	4,100,384
210,588	National Instruments Corporation	8,842,590
171,626	Plexus Corporation[b]	10,728,341
61,734	Rogers Corporation[b]	8,439,655
286,359	SailPoint Technologies Holdings, Inc.[b]	5,352,050
177,996	Virtusa Corporation[b]	6,411,416

	Total	88,220,156

Materials (3.8%)
43,061	Balchem Corporation	4,271,221
101,993	Boise Cascade Company	3,323,952
402,420	Louisiana-Pacific Corporation	9,891,484
62,715	United States Lime & Minerals, Inc.	4,797,697

	Total	22,284,354

Real Estate (6.0%)
80,805	Agree Realty Corporation	5,910,886
139,693	American Campus Communities, Inc.	6,716,439
181,465	Apple Hospitality REIT, Inc.	3,008,690
34,534	CoreSite Realty Corporation	4,207,968
216,224	Cousins Properties, Inc.	8,127,860
238,046	Physicians Realty Trust	4,225,317
60,881	Terreno Realty Corporation	3,110,410

	Total	35,307,570

Utilities (3.4%)
82,541	New Jersey Resources Corporation	3,732,504
58,565	NorthWestern Corporation	4,395,303
136,982	PNM Resources, Inc.	7,134,023
54,930	Spire, Inc.	4,792,093

	Total	20,053,923

	Total Common Stock (cost $481,927,692)	531,467,473

Shares	Registered Investment Companies (5.6%)	Value

Unaffiliated (5.6%)
61,097	Consumer Discretionary Select Sector SPDR Fund	7,374,408
73,152	iShares Russell 2000 Value Index Fund	8,735,080
110,491	Materials Select Sector SPDR Fund	6,430,576
141,461	SPDR S&P Metals & Mining ETF[a]	3,600,183

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Registered Investment Companies (5.6%)	Value

Unaffiliated (5.6%) - continued
67,488	SPDR S&P Retail ETF	$2,863,516
321,199	VanEck Vectors Oil Services ETF	3,774,088

	Total	32,777,851

	Total Registered Investment Companies (cost $34,514,609)	32,777,851

Shares	Collateral Held for Securities Loaned (1.7%)	Value

10,089,745	Thrivent Cash Management Trust	10,089,745

	Total Collateral Held for Securities Loaned (cost $10,089,745)	10,089,745

Shares	Short-Term Investments (3.5%)	Value

	Thrivent Core Short-Term Reserve Fund
2,035,039	2.230%	20,350,393

	Total Short-Term Investments (cost $20,350,393)	20,350,393

	Total Investments (cost $546,882,439) 101.7%	$594,685,462

	Other Assets and Liabilities, Net (1.7%)	(10,033,075)

	Total Net Assets 100.0%	$584,652,387

a	All or a portion of the security is on loan.
b	Non-income producing security.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of September 30, 2019:

Securities Lending Transactions
Common Stock	$9,781,320
Total lending	$9,781,320
Gross amount payable upon return of collateral for securities loaned	$10,089,745
Net amounts due to counterparty	$308,425

Definitions:
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	38,134,699	38,134,699	–	–
Consumer Staples	36,926,328	36,926,328	–	–
Energy	15,568,762	15,568,762	–	–
Financials	133,524,273	133,524,273	–	–
Health Care	42,937,022	42,937,022	–	–
Industrials	98,510,386	98,510,386	–	–
Information Technology	88,220,156	88,220,156	–	–
Materials	22,284,354	22,284,354	–	–
Real Estate	35,307,570	35,307,570	–	–
Utilities	20,053,923	20,053,923	–	–
Registered Investment Companies Unaffiliated	32,777,851	32,777,851	–	–
Subtotal Investments in Securities	$564,245,324	$564,245,324	$–	$–
Other Investments *	Total
Affiliated Short-Term Investments	20,350,393
Collateral Held for Securities Loaned	10,089,745
Subtotal Other Investments	$30,440,138

Total Investments at Value	$594,685,462

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$11,616	$123,727	$114,993	$20,350	2,035	3.5%
Total Affiliated Short-Term Investments	11,616			20,350		3.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	6,636	164,759	161,305	10,090	10,090	1.7
Total Collateral Held for Securities Loaned	6,636			10,090		1.7
Total Value	$18,252			$30,440

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	$–	$–	–	$285
Total Income from Affiliated Investments				$285
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	40
Total Affiliated Income from Securities Loaned, Net				$40
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

NOTES TO SCHEDULE OF INVESTMENTS

as of September 30, 2019

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund’s Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued using a vendor provided settlement or clearing price used by the clearinghouse. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.

Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Portfolios’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-

specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith pursuant to procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities — The Portfolios value certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Translation — The accounting records of each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign

NOTES TO SCHEDULE OF INVESTMENTS

as of September 30, 2019

(unaudited)

currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

Foreign Denominated Investments — Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments — Each of the Portfolios, with the exception of the Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (“OTC”).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from

NOTES TO SCHEDULE OF INVESTMENTS

as of September 30, 2019

(unaudited)

counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options — All Portfolios, with the exception of the Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

During the period ended September 30, 2019, Aggressive Allocation, Balanced Income Plus, Diversified Income Plus, Government Bond, Income, Limited Maturity Bond, Moderate Allocation, Moderately Aggressive Allocation, Moderately Conservative Allocation, and Opportunity Income Plus used treasury options to manage the duration of the Portfolio versus the benchmark. Options on mortgage backed securities were used to generate income and/or to manage the duration of the Portfolio.

Futures Contracts — All Portfolios, with the exception of the Money Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the period ended September 30, 2019, Aggressive Allocation, Balanced Income Plus, Diversified Income Plus, Government Bond, Income, International Allocation, Limited Maturity Bond, Moderate Allocation, Moderately Aggressive Allocation, Moderately Conservative Allocation, Multidimensional Income, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the respective Portfolio versus its benchmark.

During the period ended September 30, 2019, Aggressive Allocation, Balanced Income Plus, Diversified Income Plus, Global Stock, International Allocation, Large Cap Index, Low Volatility Equity, Mid Cap Index, Moderate Allocation, Moderately Aggressive Allocation, Moderately Conservative Allocation, Opportunity Income Plus, and Small Cap Index used equity futures to manage exposure to the equities market.

During the period ended September 30, 2019, Aggressive Allocation, Balanced Income Plus, Diversified Income Plus, Global Stock, International Allocation, Moderate Allocation, Moderately Aggressive Allocation, and Moderately Conservative Allocation used foreign exchange futures to hedge currency risk.

Foreign Currency Forward Contracts — In connection with purchases and sales of securities denominated in foreign currencies, all Portfolios, with the exception of the Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event

NOTES TO SCHEDULE OF INVESTMENTS

as of September 30, 2019

(unaudited)

that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.

During the period ended September 30, 2019, Partner Healthcare used foreign currency forward contracts in order to hedge unwanted currency exposure.

During the period ended September 30, 2019, International Allocation used foreign currency forward contracts in order to gain active currency exposure and to hedge unwanted currency exposure.

Swap Agreements — All Portfolios, with the exception of the Money Market Portfolio, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps — A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (“CDS”) or through credit default swap indices (“CDX Indices”). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

During the period ended September 30, 2019, High Yield, Income, Moderate Allocation, Moderately Aggressive

NOTES TO SCHEDULE OF INVESTMENTS

as of September 30, 2019

(unaudited)

Allocation, and Moderately Conservative Allocation used CDX indices (comprised of credit default swaps) to help manage credit risk exposure within the fund.

Total Return Swaps — A total return swap is a swap agreement between two parties to exchange the total return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Portfolios will receive a payment from or make a payment to the counterparty. The Portfolios may take a “long” or “short” position with respect to the underlying referenced asset.

During the period ended September 30, 2019, International Allocation used total return swaps to achieve exposure to foreign equity markets where liquidity and/or access is limited.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Portfolio’s policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio’s most recent annual or semiannual shareholder report.